UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-03213
NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)
1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN PENNSYLVANIA 19428

(Address of principal executive offices)	(Zip code)
ERIC E. MILLER, Esq.
1200 River Road
SUITE 1000
Conshohocken, Pennsylvania 19428
(Name and address of agent for service)
Registrant’s telephone number, including area code: (484) 530-1300
Date of fiscal year end: 12/31/2007
Date of reporting period: 09/30/2007
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.
Statement of Investments
September 30, 2007 (Unaudited)
NVIT Nationwide Fund

	Shares	Value
Common Stocks (97.5%)
Aerospace & Defense (2.3%)
AAR Corp.*	124,100	$3,765,194
Boeing Co. (The)	111,529	11,709,430
Northrop Grumman Corp.	116,012	9,048,936
Precision Castparts Corp.	27,100	4,010,258
Raytheon Co.	239,220	15,267,020
Rockwell Collins, Inc.	27,000	1,972,080

		45,772,918

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	117,500	6,379,075

Airlines (0.1%)
Air France — KLM ADR — FR	38,200	1,405,378
Continental Airlines, Class B*	38,900	1,284,867

		2,690,245

Auto Components (0.3%)
B.F. Goodrich Co. (The)	94,200	6,427,266

Beverages (0.6%)(a)
Constellation Brands, Inc.*	522,230	12,643,188

Biotechnology (0.9%)
Biogen, Inc.*	27,200	1,804,176
Genentech, Inc.*	55,700	4,345,714
Genzyme Corp.*	50,000	3,098,000
Gilead Sciences, Inc.*	197,500	8,071,825

		17,319,715

Capital Markets (0.5%)
Janus Capital Group, Inc.	65,000	1,838,200
Lloyds TSB Group PLC ADR — GB	148,900	6,620,094
SEI Investments Co.	25,100	684,728
T. Rowe Price Group, Inc.	16,000	891,040

		10,034,062

Chemicals (0.6%)
Dow Chemical Co. (The)	68,700	2,958,222
Monsanto Co.	48,500	4,158,390
Potash Corporation of Saskatchewan Inc.	19,000	2,008,300
PPG Industries, Inc.	46,500	3,513,075

		12,637,987

Commercial Banks (2.3%)
Comerica, Inc.	25,300	1,297,384
Commerce Bancorp, Inc.	239,804	9,299,599
Cullen/Frost Bankers, Inc.	17,510	877,601
KeyCorp	132,900	4,296,657
Marshall & Ilsley Corp.(a)	44,400	1,943,388
PNC Bank Corp.	110,700	7,538,670
Regions Financial Corp.	61,000	1,798,280
SunTrust Banks, Inc.	31,680	2,397,226
U.S. Bancorp	233,800	7,605,514
Wachovia Corp.	77,200	3,871,580
Zions Bancorp	86,200	5,919,354

		46,845,253

Commercial Services & Supplies (0.5%)
Manpower, Inc.	102,000	6,563,700
Waste Management, Inc.	109,900	4,147,626

		10,711,326

Communications Equipment (3.7%)
Cisco Systems, Inc.*	1,037,587	34,354,505
Corning, Inc.	398,060	9,812,179
Harris Corp.	247,448	14,300,020
Nokia Corp. ADR — FI	194,000	7,358,420
QUALCOMM, Inc.	208,750	8,821,775

		74,646,899

Computers & Peripherals (3.5%)
Apple, Inc.*	29,600	4,544,784
Hewlett-Packard Co.	710,600	35,380,774
International Business Machines Corp.	161,194	18,988,653
NCR Corp.*	58,700	2,923,260
Research In Motion Ltd.*	88,000	8,672,400

		70,509,871

Consumer Finance (0.3%)
American Express Company	121,000	7,183,770

Consumer Goods (0.1%)
Dolby Laboratories, Inc.*	66,400	2,312,048

Containers & Packaging (1.1%)
Bemis Co.	144,400	4,203,484
Packaging Corp. of America	285,600	8,302,392
Pactiv Corporation*	317,700	9,105,282

		21,611,158

Distributor (0.5%)
ProLogis Trust	153,400	10,178,090

Diversified Consumer Services (0.1%)
Sotheby’s Holdings, Inc.	57,100	2,728,809

Diversified Financial Services (6.2%)
Bank of America Corp.	980,235	49,276,413
Bank of New York Mellon Corp.	158,300	6,987,362
Citigroup, Inc.	466,013	21,748,827
Goldman Sachs Group, Inc.	42,900	9,298,146
J.P. Morgan Chase & Co.	409,043	18,742,350
Merrill Lynch & Co., Inc.	139,100	9,915,048
Morgan Stanley	140,250	8,835,750

		124,803,896

Diversified Telecommunication Services (4.3%)
AT&T Inc.	1,606,739	67,981,127
Embarq Corp.	217,830	12,111,348
Verizon Communications, Inc.	149,800	6,633,144
Windstream Corp.(a)	28,600	403,832

		87,129,451

Electric Utilities (2.1%)
American Electric Power Co., Inc.	45,040	2,075,443
Duke Energy Corp.	196,300	3,668,847
Exelon Corp.	46,130	3,476,357
FirstEnergy Corp.	60,800	3,851,072
FPL Group, Inc.	34,600	2,106,448
Gilead Sciences, Inc.	383,000	10,942,310
Integrys Energy Group, Inc.	33,100	1,695,713
Portland General Electric Co.	86,400	2,401,920
PPL Corp.	36,570	1,693,191
Progress Energy, Inc.	53,950	2,527,558
Southern Co.	202,630	7,351,416

		41,790,275

Electrical Equipment (1.1%)
Cooper Industries, Ltd. Class A	153,400	7,837,206
Emerson Electric Co.	124,510	6,626,422
Rockwell International Corp.	59,500	4,135,845
Superior Essex, Inc.*	61,900	2,307,632
Thomas & Betts Corp.*	13,900	815,096

		21,722,201

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Nationwide Fund

	Shares	Value
Common Stocks (continued)
Electronic Equipment & Instruments (0.7%)
Agilent Technologies, Inc.*	139,000	$5,126,320
Ingram Micro, Inc.*	48,300	947,163
Jabil Circuit, Inc.	366,600	8,373,144

		14,446,627

Energy Equipment & Services (1.6%)
Halliburton Co.	93,900	3,605,760
Helmerich & Payne, Inc.	17,200	564,676
National-OilWell, Inc.*	9,100	1,314,950
Schlumberger Ltd. ADR — NL	192,200	20,181,000
Tidewater, Inc.(a)	99,200	6,233,728

		31,900,114

Entertainment (0.9%)
Walt Disney Co. (The)	557,300	19,165,547

Food & Staples Retailing (4.3%)
CVS Caremark Corp.	308,500	12,225,855
Delhaize Group	4,600	441,876
Kroger Co.	419,350	11,959,862
Safeway, Inc.	353,690	11,710,676
SUPERVALU, Inc.	108,050	4,215,031
SYSCO Corp.	375,670	13,370,095
Wal-Mart Stores, Inc.	267,200	11,663,280
Walgreen Co.	443,300	20,941,492

		86,528,167

Food Products (2.1%)
Campbell Soup Co.(a)	147,450	5,455,650
Corn Products International, Inc.	134,500	6,169,515
General Mills, Inc.	166,100	9,635,461
PepsiCo, Inc.	154,200	11,296,692
Sara Lee Corp.	94,200	1,572,198
Unilever PLC ADR — GB	270,500	8,566,735

		42,696,251

Health Care Equipment & Supplies (0.3%)
St. Jude Medical, Inc.*	55,900	2,463,513
Stryker Corporation	40,100	2,757,276

		5,220,789

Health Care Providers & Services (2.6%)
Aetna Inc.	186,750	10,134,923
AmerisourceBergen Corp.	203,400	9,220,122
Cardinal Health, Inc.	61,000	3,814,330
Humana, Inc.*	12,900	901,452
Laboratory Corp. of America Holdings*	47,200	3,692,456
McKesson Corp.	120,500	7,084,195
UnitedHealth Group, Inc.	387,650	18,773,889

		53,621,367

Hotels, Restaurants & Leisure (0.9%)
Darden Restaurants, Inc.	45,100	1,887,886
McDonald’s Corp.	188,100	10,245,807
Sonic Corp.*(a)	70,000	1,638,000
Starwood Hotels & Resorts Worldwide, Inc.	72,800	4,422,600

		18,194,293

Household Durables (0.2%)
Whirlpool Corp.	42,100	3,751,110

Household Products (4.7%)
Colgate-Palmolive Co.	514,760	36,712,683
Kimberly-Clark Corp.	47,600	3,344,376
Procter & Gamble Co. (The)	777,950	54,721,003

		94,778,062

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group	22,400	1,921,696

Industrial Conglomerates (0.8%)
General Electric Co.	348,815	14,440,941
Textron, Inc.	37,100	2,307,991

		16,748,932

Insurance (5.2%)
Allstate Corp.	152,300	8,710,037
American International Group, Inc.	250,100	16,919,265
AON Corp.	57,100	2,558,651
Chubb Corp. (The)	169,300	9,081,252
CIGNA Corporation	17,500	932,575
Hartford Financial Services Group, Inc. (The)	69,000	6,385,950
Lincoln National Corp.	92,700	6,115,419
MBIA, Inc.	25,000	1,526,250
MetLife, Inc.	359,544	25,071,003
Principal Financial Group, Inc.	35,900	2,264,931
Prudential Financial, Inc.	145,665	14,213,991
Travelers Cos., Inc. (The)	131,400	6,614,676
W.R. Berkley Corp.	170,270	5,045,100

		105,439,100

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	42,700	3,977,505
Coldwater Creek, Inc.*(a)	86,200	936,132
eBay Inc.*	290,300	11,327,506

		16,241,143

Internet Software & Services (0.9%)
Google, Inc., Class A*	33,450	18,975,182

IT Services (0.1%)
Electronic Data Systems Corp.	60,100	1,312,584

Leisure Equipment & Products (1.0%)
Mattel, Inc.	133,300	3,127,218
Time Warner, Inc.	957,566	17,580,912

		20,708,130

Life Sciences Tools & Services (0.5%)
Thermo Fisher Scientific, Inc.*	164,950	9,520,914

Machinery (1.9%)
Cummins, Inc.	84,400	10,793,916
Deere & Co.	28,300	4,200,286
Dover Corp.	42,600	2,170,470
Eaton Corp.	59,200	5,863,168
Joy Global, Inc.	59,100	3,005,826
Kennametal, Inc.	47,400	3,980,652
PACCAR, Inc.	22,900	1,952,225
Parker Hannifin Corp.	62,850	7,028,515

		38,995,058

Manufacturing (0.6%)
3M Co.	53,000	4,959,740
Illinois Tool Works, Inc.	114,900	6,852,636
Tyco International Ltd.	15,800	700,572

		12,512,948

Marine (0.1%)(a)
Omega Navigation Enterprises, Inc. — MH	94,600	1,885,378

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Nationwide Fund

	Shares	Value
Common Stocks (continued)
Media (0.5%)
DIRECTV Group, Inc.*	112,500	$2,731,500
Discovery Holding Co.*	40,000	1,154,000
Idearc, Inc.(a)	1	16
News Corp.	247,000	5,431,530
Viacom, Inc., Class B*	1	39

		9,317,085

Metals & Mining (2.2%)
Alcoa, Inc.	117,500	4,596,600
Cameco Corp.	80,400	3,717,696
Freeport-McMoRan Copper & Gold, Inc., Class B	254,300	26,673,527
Nucor Corp.	117,700	6,999,619
Southern Copper Corp.(a)	23,500	2,910,005

		44,897,447

Multi-Utilities (2.8%)
Ameren Corp.	50,000	2,625,000
CenterPoint Energy, Inc.(a)	555,100	8,898,253
CMS Energy Corp.	114,100	1,919,162
Consolidated Edison, Inc.	185,400	8,584,020
Dominion Resources, Inc.	29,200	2,461,560
PG&E Corp.	59,200	2,829,760
Public Service Enterprise Group, Inc.	234,600	20,642,454
Scana Corp.	121,900	4,722,406
Sempra Energy	71,650	4,164,298

		56,846,913

Multiline Retail (2.1%)
J.C. Penney Co., Inc.	89,700	5,684,289
Kohl’s Corp.*	261,800	15,008,994
Macy’s, Inc.	271,900	8,787,808
Nordstrom, Inc.	115,380	5,410,168
Target Corp.	134,750	8,566,058

		43,457,317

Oil, Gas & Consumable Fuels (10.1%)
Anadarko Petroleum Corp.	85,000	4,568,750
Apache Corp.	83,900	7,556,034
Chesapeake Energy Corp.	268,600	9,470,836
Chevron Corp.	315,694	29,542,644
ConocoPhillips	327,114	28,710,796
Devon Energy Corp.	51,400	4,276,480
Exxon Mobil Corp.	651,643	60,316,076
Occidental Petroleum Corp.	388,683	24,906,807
Peabody Energy Corp.	224,400	10,742,028
Tesoro Corp.	10,000	460,200
Total SA ADR — FR	117,500	9,521,025
Valero Energy Corp.	116,100	7,799,598
Williams Cos., Inc. (The)	193,000	6,573,580

		204,444,854

Pharmaceuticals (5.7%)
Abbott Laboratories	122,260	6,555,581
Bristol-Myers Squibb Co.	632,000	18,214,240
Eli Lilly and Company	108,900	6,199,677
Merck & Co. Inc.	363,100	18,768,639
Mylan Laboratories, Inc.	240,200	3,833,592
Pfizer, Inc.	1,439,190	35,159,412
Pharmerica Corp.*(a)	7,270	108,469
Schering-Plough Corp.	322,610	10,204,154
Wyeth	347,700	15,490,035

		114,533,799

	Shares or
	Principal
	Amount	Value
Real Estate Investment Trusts (REITs) (0.3%)
Ashford Hospitality Trust(a)	426,000	$4,281,300
Simon Property Group, Inc.	21,900	2,190,000

		6,471,300

Real Estate Management & Development (0.4%)
CB Richard Ellis Group, Inc., Class A*	258,300	7,191,072

Road & Rail (1.1%)
CSX Corp.	104,100	4,448,193
Norfolk Southern Corp.	129,500	6,722,345
Union Pacific Corp.	99,200	11,215,552

		22,386,090

Semiconductors & Semiconductor Equipment (3.8%)
Applied Materials, Inc.	635,400	13,152,780
Intel Corp.	1,546,800	40,000,248
KLA-Tencor Corp.	128,210	7,151,554
Lam Research Corp.*	16,500	878,790
Linear Technology Corp.(a)	47,000	1,644,530
MEMC Electronic Materials, Inc.*	76,200	4,485,132
Texas Instruments, Inc.	122,500	4,482,275
Varian Semiconductor Equipment Associates., Inc.*	80,000	4,281,600

		76,076,909

Software (3.8%)
Microsoft Corp.	2,349,486	69,215,858
Oracle Corp.*	372,000	8,053,800

		77,269,658

Specialty Retail (1.0%)
AutoZone, Inc.*	2,800	325,192
Best Buy Co., Inc.	22,000	1,012,440
Lowe’s Cos., Inc.	51,000	1,429,020
Nike, Inc.	98,800	5,795,608
OfficeMax, Inc.	112,900	3,869,083
TJX Cos., Inc.	271,730	7,899,191

		20,330,534

Technology (0.1%)
ABB Ltd. ADR — CH	55,000	1,442,650

Textiles, Apparel & Luxury Goods (0.1%)
V.F. Corp.	36,300	2,931,225

Thrifts & Mortgage Finance (0.7%)
Fannie Mae	151,900	9,237,039
Freddie Mac	81,820	4,828,198

		14,065,237

Tobacco (0.2%)(a)
Reynolds American, Inc.	55,900	3,554,681

Trading Companies & Distributors (0.4%)
Grainger (W.W.), Inc.	85,630	7,808,600

Wireless Telecommunication Services (0.5%)
Sprint Nextel Corp.	191,300	3,634,700
Vodafone Group PLC ADR — GB	158,937	5,769,413

		9,404,113

Total Common Stocks (Cost $1,846,693,735)		1,973,070,379

Commercial Paper (1.7%)(b)
Bank (1.7%)
Dresdner Bank AG, 5.16%, 10/01/07	$35,125,000	35,119,966
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Nationwide Fund

	Principal
	Amount	Value
Securities Held As Collateral For Securities On Loan (1.3%)
Deutsche Bank Securities, Inc. Repurchase Agreement, 5.10%, dated 09/28/07, due 10/01/07, repurchase price $25,996,922.49, collateralized by U.S. Government Agency mortgages with a market value of $26,505,596	$25,985,878	$25,985,878

Total Investments (Cost $1,907,804,613) (c) — 100.5%		2,034,176,223
Liabilities in excess of other assets — (0.5)%		(9,451,647)

NET ASSETS — 100.0%		$2,024,724,576

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of September 30, 2007.

(b)	The rate reflected in the Statement of Investments is the effective yield as of September 30, 2007.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CH	Switzerland

FI	Finland

FR	France

GB	United Kingdom

MH	Marshall Islands

NL	Netherlands
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Nationwide NVIT Growth Fund

	Shares	Value
Common Stocks (99.9%)
Aerospace & Defense (6.1%)
Boeing Co. (The)	25,130	$2,638,399
General Dynamics Corp.	24,910	2,104,148
Honeywell International, Inc.	18,300	1,088,301
Precision Castparts Corp.	11,210	1,658,856
Rockwell Collins, Inc.	34,860	2,546,174
Spirit Aerosystems Holdings, Inc., Class A*(a)	22,160	862,910
United Technologies Corp.	22,710	1,827,701

		12,726,489

Air Freight & Logistics (0.9%)
C.H. Robinson Worldwide, Inc.	20,390	1,106,973
FedEx Corp.	7,040	737,440

		1,844,413

Auto Components (0.7%)
BorgWarner Automotive, Inc.	7,250	663,593
Johnson Controls, Inc.	6,730	794,880

		1,458,473

Beverages (0.8%)
Coca-Cola Co.	29,090	1,671,802

Biotechnology (4.7%)
Amylin Pharmaceuticals, Inc.*	7,300	365,000
Biogen, Inc.*	16,100	1,067,913
Celgene Corp.*	26,640	1,899,699
Cephalon, Inc.*(a)	3,120	227,947
Genentech, Inc.*	25,150	1,962,203
Gilead Sciences, Inc.*	83,090	3,395,888
Pharmion Corp.*(a)	22,430	1,034,920

		9,953,570

Capital Markets (0.8%)
Northern Trust Corp.	24,160	1,601,083

Chemicals (2.5%)
Air Products & Chemicals, Inc.	13,950	1,363,752
Monsanto Co.	37,280	3,196,387
Potash Corp. of Saskatchewan, Inc.	7,100	750,470

		5,310,609

Commercial Bank (0.5%)
Commerce Bancorp, Inc.	27,320	1,059,470

Communications Equipment (6.8%)
Adtran, Inc.	27,700	637,931
Cisco Systems, Inc.*	233,880	7,743,767
Corning, Inc.	129,570	3,193,900
Foundry Networks, Inc.*	72,950	1,296,322
QUALCOMM, Inc.	34,370	1,452,476

		14,324,396

Computers & Peripherals (7.3%)
Apple, Inc.*	25,160	3,863,067
Dell, Inc.*	37,500	1,035,000
EMC Corp.*	77,900	1,620,320
Hewlett-Packard Co.	91,390	4,550,308
International Business Machines Corp.	11,200	1,319,360
Network Appliance, Inc.*	61,830	1,663,845
Research In Motion Ltd.* — CA	6,400	630,720
Western Digital Corp.*	26,600	673,512

		15,356,132

Construction & Engineering (0.2%)(a)
Fluor Corp.	2,310	332,594

Containers & Packaging (0.4%)
Pactiv Corp.*	28,720	823,115

Diversified Financial Services (3.7%)
CME Group, Inc.	2,485	1,459,565
Goldman Sachs Group, Inc.	5,320	1,153,057
IntercontinentalExchange, Inc.*	9,630	1,462,797
Invesco PLC Sponsored ADR — GB	59,550	1,625,715
Morgan Stanley	17,600	1,108,800
State Street Corp.	15,500	1,056,480

		7,866,414

Diversified Telecommunication Services (0.5%)
AT&T, Inc.	25,000	1,057,750

Electrical Equipment (3.2%)
Ametek, Inc.	48,275	2,086,446
Cooper Industries Ltd., Class A ADR — BM	37,720	1,927,115
Emerson Electric Co.	50,720	2,699,318

		6,712,879

Electronic Equipment & Instruments (0.8%)
Jabil Circuit, Inc.	15,980	364,983
SunPower Corp., Class A*(a)	12,430	1,029,453
Tektronix, Inc.(a)	10,200	282,948

		1,677,384

Energy Equipment & Services (2.4%)
Halliburton Co.	11,340	435,456
Schlumberger Ltd. ADR — NL	16,650	1,748,250
Smith International, Inc.	8,680	619,752
Transocean, Inc. ADR — KY*	18,890	2,135,514

		4,938,972

Entertainment (1.1%)
Walt Disney Co. (The)	64,350	2,212,997

Food & Staples Retailing (2.3%)
CVS Caremark Corp.	82,319	3,262,302
Kroger Co.	15,200	433,504
Wal-Mart Stores, Inc.	20,360	888,714
Whole Foods Market, Inc.(a)	5,500	269,280

		4,853,800

Food Products (2.7%)
Archer-Daniels-Midland Co.	25,100	830,308
General Mills, Inc.	13,900	806,339
PepsiCo, Inc.	55,210	4,044,685

		5,681,332

Gas Utility (0.3%)
Questar Corp.	12,000	630,360

Health Care Equipment & Supplies (4.6%)
Baxter International, Inc.	29,920	1,683,898
Beckman Coulter, Inc.	8,340	615,158
Becton, Dickinson & Co.	21,100	1,731,255
Gen-Probe, Inc.*	13,010	866,206
Hologic, Inc.*(a)	15,290	932,690
Medtronic, Inc.	40,660	2,293,630
Stryker Corp.	21,300	1,464,588

		9,587,425

Health Care Providers & Services (1.3%)
Aetna, Inc.	24,250	1,316,047
Davita, Inc.*	4,800	303,264
Medco Health Solutions, Inc.*	11,430	1,033,158

		2,652,469

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide NVIT Growth Fund

	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (2.3%)
Brinker International, Inc.	20,700	$568,008
Carnival Corp. ADR — PA	42,820	2,073,773
Starwood Hotels & Resorts Worldwide, Inc.	34,350	2,086,762

		4,728,543

Household Durables (0.1%)
Newell Rubbermaid, Inc.	7,030	202,605

Household Products (1.0%)
Procter & Gamble Co. (The)	29,770	2,094,022

Industrial Conglomerate (0.5%)
Textron, Inc.	17,420	1,083,698

Insurance (2.1%)
AFLAC, Inc.	37,000	2,110,480
CNA Financial Corp.(a)	10,380	408,142
PartnerRe Ltd. — BM	10,450	825,445
Prudential Financial, Inc.	11,680	1,139,734

		4,483,801

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	11,650	1,085,198

Internet Software & Services (4.4%)
Akamai Technologies, Inc.*	25,520	733,190
eBay, Inc.*	89,810	3,504,386
Google, Inc., Class A*	8,640	4,901,213

		9,138,789

IT Services (1.4%)
Bladelogic, Inc.*	22,190	568,951
Cognizant Technology Solutions Corp.*	28,970	2,310,937

		2,879,888

Life Sciences Tools & Services (1.4%)
Thermo Fisher Scientific, Inc.*	50,910	2,938,525

Machinery (1.3%)
Caterpillar, Inc.	10,610	832,142
Cummins, Inc.	1,690	216,134
Deere & Co.	7,400	1,098,308
Harsco Corp.	11,200	663,824

		2,810,408

Manufacturing (0.3%)
3M Co.	7,350	687,813

Media (1.0%)
Comcast Corp., Class A*	73,905	1,787,023
DIRECTV Group, Inc.*	13,200	320,496

		2,107,519

Metals & Mining (0.3%)
Freeport-McMoRan Copper & Gold, Inc., Class B	5,490	575,846

Multiline Retail (1.3%)
Family Dollar Stores, Inc.	12,380	328,813
Kohl’s Corp.*	28,240	1,618,999
Target Corp.	13,860	881,080

		2,828,892

Oil, Gas & Consumable Fuels (3.9%)
Exxon Mobil Corp.	17,500	1,619,800
Superior Energy Services, Inc.*	7,200	255,168
Ultra Petroleum Corp.*	17,760	1,101,831
Valero Energy Corp.	15,440	1,037,259
Williams Cos., Inc. (The)(a)	27,670	942,440
XTO Energy, Inc.	50,980	3,152,603

		8,109,101

Pharmaceuticals (5.8%)
Allergan, Inc.	10,000	644,700
Bristol-Myers Squibb Co.	59,200	1,706,144
Eli Lilly & Co.	7,000	398,510
Johnson & Johnson	18,270	1,200,339
Merck & Co., Inc.	89,660	4,634,525
Schering-Plough Corp.	64,240	2,031,911
Shire PLC ADR — GB	15,600	1,154,088
Wyeth	9,970	444,164

		12,214,381

Real Estate Investment Trust (REIT) (0.5%)(a)
Rayonier, Inc.	24,000	1,152,960

Road & Rail (0.4%)
Burlington Northern Santa Fe Corp.	2,000	162,340
Union Pacific Corp.	5,500	621,830

		784,170

Semiconductors & Semiconductor Equipment (6.8%)
Intel Corp.	236,650	6,119,769
Intersil Corp.	62,300	2,082,689
MEMC Electronic Materials, Inc.*	26,080	1,535,069
National Semiconductor Corp.	46,500	1,261,080
NVIDIA Corp.*	52,680	1,909,123
Texas Instruments, Inc.	36,550	1,337,364

		14,245,094

Service Company (0.4%)
Corrections Corp Of America*	32,170	841,889

Software (6.3%)
Electronic Arts, Inc.*	25,950	1,452,941
Microsoft Corp.	201,010	5,921,755
NAVTEQ Corp.*	19,220	1,498,583
Oracle Corp.*	149,650	3,239,922
Symantec Corp.*	62,150	1,204,467

		13,317,668

Specialty Retail (1.9%)
American Eagle Outfitters Ltd.	42,230	1,111,071
Best Buy Co., Inc.	32,800	1,509,456
Lowe’s Cos., Inc.	49,210	1,378,864

		3,999,391

Textiles, Apparel & Luxury Goods (1.1%)
Coach, Inc.*	32,200	1,522,094
Crocs, Inc.*	13,140	883,665

		2,405,759

Tobacco (0.2%)
Altria Group, Inc.	6,300	438,039

Wireless Telecommunication Services (0.1%)
U.S. Cellular Corp.*	1,260	123,732

Total Common Stocks (Cost $187,963,733)		209,611,659

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide NVIT Growth Fund

	Principal
	Amount	Value
Securities Held As Collateral For Securities On Loan (2.0%)
Deutsche Bank Securities, Inc., 5.10%, dated 09/28/07, due 10/01/07, repurchase price $4,228,999 collateralized by U.S. Government Agency Mortgages with a market value of $4,311,746	$4,227,202	$4,227,202

Total Investments(Cost $192,190,935)(b) — 101.9%		213,838,861
Liabilities in excess of other assets — (1.9)%		(4,085,616)

NET ASSETS — 100.0%		$209,753,245

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of September 30, 2007.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

BM	Bermuda

CA	Canada

GB	United Kingdom

KY	Cayman Islands

NL	Netherlands

PA	Panama
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Nationwide NVIT Government Bond Fund

	Principal
	Amount	Value
U.S. Government Sponsored & Agency Obligations (46.2%)
Federal Farm Credit Bank
5.00%, 03/03/14	$12,146,000	$12,291,813
4.55%, 03/04/15	25,475,000	24,988,733
Federal Home Loan Bank
5.91%, 04/07/09	6,860,000	7,011,126
5.25%, 11/03/09	50,000,000	50,383,350
5.00%, 03/14/14(a)	17,925,000	18,139,222
Federal Home Loan Mortgage Corporation
5.75%, 05/23/11	50,000,000	50,311,100
5.65%, 02/14/12	25,000,000	25,038,425
5.60%, 09/26/13	25,000,000	25,200,275
4.80%, 12/18/13	8,350,000	8,365,289
Federal National Mortgage Association
5.00%, 01/23/09	15,000,000	15,094,200
5.23%, 01/29/10	106,515,000	107,455,101
5.08%, 05/14/10	70,000,000	70,587,370
8.20%, 03/10/16	10,000,000	12,226,550
Financing Corporation
10.70%, 10/06/17	6,535,000	9,434,070
9.65%, 11/02/18	8,740,000	12,097,095
Government Loan Trust 0.00%, 04/01/15	6,072,000	4,248,111
Housing & Urban Development, 7.08%, 08/01/16	4,415,000	4,449,110
Lightship Tanker Light, 6.50%, 06/14/24	23,965,000	25,567,060
Lightship Tankers LLC, 6.50%, 06/14/24	28,450,365	31,354,578
Tennessee Valley Authority
5.50%, 07/18/17(a)	25,000,000	25,763,125
5.88%, 04/01/36	20,000,000	21,639,780
5.98%, 04/01/36	11,588,000	12,707,158

Total U.S. Government Sponsored & Agency Obligations (Cost $567,365,264)		574,352,641

Mortgage-Backed Obligations (44.5%)
Federal Home Loan Mortgage Corporation
8.00%, 11/01/08	328	328
5.50%, 09/15/10	3,205,503	3,220,657
5.50%, 08/15/13	5,529,432	5,551,421
5.50%, 07/15/17	7,090,438	7,185,449
5.50%, 10/15/17, Series 2509, Class CK	18,750,000	18,940,198
5.50%, 10/15/17, Series 2517, Class BH	13,712,961	13,903,499
5.50%, 01/15/20	8,000,000	8,021,978
4.56%, 06/15/25	22,000,000	20,296,166
5.50%, 05/15/34	11,917,232	11,957,247
5.34%, 06/01/35(b)	20,006,874	20,623,451
Federal National Mortgage Association
5.70%, 01/01/09	4,417,265	4,421,351
7.41%, 04/01/10	13,949,645	14,526,650
5.50%, 09/25/11	6,215,000	6,326,490
4.66%, 05/01/13	57,235,833	55,633,004
6.68%, 05/01/16	3,526,133	3,649,908
6.62%, 06/01/16	10,614,836	11,276,041
5.60%, 09/01/18	11,163,777	11,130,850
5.63%, 11/15/21	50,000,000	49,730,700
5.56%, 12/01/21	11,400,000	11,421,256
5.00%, 07/25/23	6,000,000	5,509,022
7.00%, 08/25/23	4,464,684	4,685,434
5.50%, 04/25/24	12,486,462	12,462,334
3.50%, 11/25/32	2,251,469	2,095,167
4.07%, 04/01/34	46,548,940	46,093,720
4.97%, 09/01/34(b)	14,372,947	14,307,826
4.74%, 04/01/35(b)	14,627,357	14,362,694
4.71%, 04/01/35	8,511,357	8,429,021
4.80%, 05/01/35(b)	13,066,952	12,837,392
5.24%, 05/01/35(b)	9,760,376	9,729,867
4.88%, 05/01/35	18,314,414	17,990,151
4.89%, 07/01/35(b)	30,050,815	29,651,603
6.00%, 04/18/36	9,822,000	10,054,664
6.31%, 08/01/36	8,401,958	8,782,939
5.65%, 09/01/36(b)	36,883,495	37,725,423
5.71%, 07/01/37	31,773,718	31,492,229
Vendee Mortgage Trust, Series 1996-2, 6.75%, 06/15/26	8,736,412	9,177,022

Total Mortgage-Backed Obligations (Cost $550,282,557)		553,203,152

U.S. Treasury Obligations (6.7%)(a)
Treasury Inflation Protection, 2.38%, 01/15/17	50,000,000	52,016,224
U.S. Treasury Inflation Protected Bonds, 1.88%, 07/15/15	30,000,000	31,275,857

Total U.S. Treasury Obligations (Cost $83,546,088)		83,292,081

Repurchase Agreements (1.7%)
Nomura Securities, 4.99% dated 09/28/07, due 10/01/07, Repurchase price $21,071,874, collateralized by U.S. Government Agency Mortgages with a market value of $21,484,377	21,063,114	21,063,114

Securities Held As Collateral For Securities On Loan (9.0%)
Deutsche Bank Securities, Inc., 5.10% dated 09/28/07, due 10/01/07, Repurchase price $112,113,317, collateralized by U.S. Government Agency Mortgages with a market value of $114,307,003	112,065,689	112,065,689

Total Investments(c) (Cost $1,334,322,712) — 108.1%		1,343,976,677
Liabilities in excess of other assets — (8.1)%		(100,270,445)

NET ASSETS — 100.0%		$1,243,706,232

(a)	All or a part of the security was on loan as of September 30, 2007.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2007. The maturity date represents the actual maturity date.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (97.0%)
Australia (1.5%)
Bank— 0.0%
Babcock & Brown Capital Ltd.*	101,236	$377,184

Building Products— 0.1%
Crane Group Ltd.	30,233	456,074

Chemicals— 0.2%
Incitec Pivot Ltd.	17,737	1,340,182

Commercial Services & Supplies— 0.1%
Downer EDI Ltd.	159,857	884,615

Electronic Equipment & Instruments— 0.1%
Jb Hi-Fi Ltd.	55,951	713,636

Gas Utility— 0.1%
Australian Pipeline Trust	124,802	413,631

Health Care Providers & Services— 0.1%
Healthscope Ltd.	166,070	846,168

Hotels, Restaurants & Leisure— 0.0%
Flight Centre Ltd.	18,394	352,284

Internet Software & Services— 0.1%
Seek Ltd.	111,167	896,318

Metals & Mining— 0.1%
Mincor Resources NL	210,268	788,084
Perilya Ltd.	106,227	375,412

		1,163,496

Multiline Retail— 0.2%
David Jones Ltd.	441,633	1,988,339

Real Estate Management & Development— 0.0%
Sunland Group Ltd.	68,601	245,301

Service Company— 0.0%
Wotif.Com Holdings Ltd.	55,425	258,267

Specialty Retail— 0.2%
Just Group Ltd.	332,326	1,529,841

Transportation Infrastructure— 0.2%
Australian Infrastructure Fund	460,308	1,289,180

		12,754,516

Austria (0.1%)
Energy Equipment & Services— 0.1%
Schoeller-Blackman Oilfield Equipment AG	7,466	633,520

Pharmaceutical— 0.0%
Intercell AG*	7,713	277,990

		911,510

Belgium (0.1%)
Communications Equipment— 0.0%
Evs Broadcast Equipment SA	3,671	365,389

Diversified Financial Services— 0.1%
GMV NV (b)	9,630	658,732

		1,024,121

Bermuda (1.2%)
Capital Markets— 0.0%
Macquarie International Infrastructure Fund Ltd.	493,000	364,931

Consumer Goods— 0.0%
Helen of Troy Ltd. ADR *	6,473	124,993

Insurance— 0.6%
American Safety Insurance Group*	4,946	98,030
Aspen Insurance Holdings Ltd. ADR	68,345	1,907,509
Endurance Specialty Holdings Ltd.	44,009	1,828,574
IPC Holdings Ltd. — BM	30,400	877,040
Platinum Underwriters Holdings Ltd. ADR	1,806	64,944
Renaissancere Holdings Ltd.	923	60,373

		4,836,470

Internet & Catalog Retail— 0.4%
VistaPrint Ltd. ADR *	88,630	3,312,103

Marine— 0.2%
Jinhui Shipping & Transportation Ltd.*	137,073	1,954,924

		10,593,421

Brazil (0.3%)
Construction & Engineering— 0.3%
Gafisa SA ADR*	78,751	2,657,059

Canada (1.1%)
Chemicals— 0.2%
Agrium, Inc. ADR	19,400	1,054,972
Methanex Corp. ADR	13,437	341,300

		1,396,272

Commercial Services & Supplies— 0.2%
Ritchie Brothers Auctioneers, Inc.	23,000	1,497,300

Electronic Equipment & Instruments— 0.2%
Novatel, Inc.*	48,000	1,884,000

Internet Software & Services— 0.0%
Open Text Corp.*	3,855	100,114

Media— 0.0%
Corus Entertainment, Inc.-B Shares	608	28,868

Metals & Mining— 0.1%
Gammon Gold, Inc.*	37,800	447,552
Novagold Resources, Inc.*	43,600	719,836

		1,167,388

Oil, Gas & Consumable Fuels— 0.0%
Highpine Oil & Gas Ltd.*	29,900	306,475

Pharmaceutical— 0.0%
Axcan Pharma, Inc.*	4,492	93,299

Software— 0.1%
Corel Corp. ADR *	38,138	488,548

Specialty Retail— 0.3%
Lululemon Athletica, Inc. ADR*	57,457	2,414,917

		9,377,181

Cayman Islands (0.4%)
Food Products— 0.0%
Fresh Del Monte Produce, Inc. ADR	1,120	32,200

Internet Software & Services— 0.4%
Ctrip.com International Ltd. ADR	55,773	2,889,041

		2,921,241

Denmark (0.1%)
Beverages— 0.0%
Royal Unibrew AS	2,118	275,447

Commercial Bank— 0.0%
Amagerbanken AS	5,834	334,973

Marine— 0.1%
D/S Norden AS	3,720	396,723

Pharmaceutical— 0.0%
Bavarian Nordic AS*	1,775	152,322

		1,159,465

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (continued)
Finland (0.1%)
Communications Equipment— 0.0%
Elcoteq Network Corp.	18,719	$126,727

Pharmaceutical— 0.1%
Orion OYJ	18,900	480,313

		607,040

France (0.5%)
Communications Equipment— 0.0%
Wavecom SA*	11,933	293,230

Hotels, Restaurants & Leisure— 0.2%
Pierre & Vacances	9,297	1,288,947

Machinery— 0.1%
Haulotte Group	22,523	849,598

Manufacturing— 0.1%
Sperian Protection	5,225	651,161

Media— 0.0%
Hi-Media SA	40,031	403,679

Software— 0.1%
UbiSoft Entertainment SA*	9,990	683,182

		4,169,797

Germany (1.5%)
Aerospace & Defense— 0.1%
Mtu Aero Engines Holding AG	22,761	1,385,439

Communications Equipment— 0.1%
Drillisch AG*	38,563	436,635

Consumer Finance— 0.3%
Arques Industries AG	33,640	1,569,228
Deutsche Beteiligungs AG	43,468	1,523,169

		3,092,397

IT Services— 0.1%
Bechtle AG	9,948	431,185

Leisure Equipment & Products— 0.0%
Cts Eventim	8,619	337,963

Machinery— 0.1%
Draegerwerk AG	7,280	663,466

Media— 0.1%
Em.Tv AG*	67,751	436,539

Metals & Mining— 0.2%
Norddeutsche Affinerie AG	44,368	1,947,717

Semiconductors & Semiconductor Equipment— 0.3%
Aixtron*	191,829	1,859,697
Kontron AG	23,970	530,724

		2,390,421

Telephones— 0.2%
Freenet AG	60,202	1,701,464

		12,823,226

Greece (0.4%)
Hotels, Restaurants & Leisure— 0.1%
Intralot SA	19,581	807,014

Marine— 0.2%
Omega Navigation Enterprises, Inc.	105,180	2,096,237

Metals & Mining— 0.1%
Sidenor Steel Production & Manufacturing Co.	19,624	404,998

		3,308,249

Hong Kong (1.2%)
Automobiles— 0.1%
Great Wall Motor Co. Ltd.	240,000	353,183

Communications Equipment— 0.2%
VTech Holdings Ltd.	235,000	1,734,107

Diversified Consumer Services— 0.1%
Guangdong Investment	1,442,000	984,915

Diversified Financial Services— 0.0%
First Pacific Co. Ltd.	224,000	166,734

Internet & Catalog Retail— 0.3%
SINA Corp.*	60,900	2,914,065

Pharmaceutical— 0.0%
China Pharmaceutical Enterprise & Investment Corp.*	558,000	313,811

Real Estate Management & Development— 0.1%
HKR Int’l	544,000	425,784

Semiconductors & Semiconductor Equipment— 0.1%
ASM Pacific Technology Ltd.	106,500	941,338

Textiles, Apparel & Luxury Goods— 0.0%
Weiqiao Textile Co. Ltd.	122,500	229,498

Transportation— 0.2%
Chu Kong Shipping Development Co. Ltd.	1,414,000	361,192
Intergrated Distribution Services Group Ltd.	250,000	965,406
Pacific Basin Shipping Ltd.	168,000	351,074

Sichuan Expressway Co. Ltd.	1,136,000	425,052

		2,102,724

Wireless Telecommunication Services— 0.0%
SmarTone Telecommunications Holdings Ltd.	107,500	133,059

		10,299,218

India (0.1%)
Internet & Catalog Retail— 0.1%
Rediff.Com Ltd. — ADR*	41,826	746,176

Ireland (0.6%)
Commercial Services & Supplies— 0.0%
Cpl Resources PLC	51,738	379,456

Food Products— 0.1%
Fyffes PLC	329,772	427,872

Gaming— 0.1%
Paddy Power PLC	29,977	1,053,151

Life Sciences Tools & Services— 0.2%
Icon PLC ADR*	29,400	1,500,282

Transportation— 0.2%
Genesis Lease Ltd. ADR	62,500	1,555,000

		4,915,761
Italy (0.9%)
Automobiles— 0.2%
Ducati Motor Holding SPA*	609,054	1,494,007

Construction Materials— 0.0%
Cementir	35,349	357,156

Electronic Equipment & Instruments— 0.1%
SAES Getters SPA	9,007	334,478
SAES Getters SPA RNC	11,606	330,177

		664,655

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (continued)
Italy (continued)
Food & Staples Retailing— 0.0%
Marr SPA	26,930	$294,282

Food Products— 0.1%
Cremonini SPA	248,509	746,715

Machinery— 0.2%
Biesse SPA	45,955	1,336,812

Metals & Mining— 0.1%
KME Group*	180,485	476,658

Pharmaceutical— 0.0%
Recordati SPA	20,362	192,144

Textiles, Apparel & Luxury Goods— 0.2%
Benetton Group SPA	111,006	1,884,316

		7,446,745

Japan (5.6%)
Air Freight & Logistics— 0.2%
Kintetsu World Express, Inc.	44,900	1,534,002

Auto Components— 0.2%
Nissin Kogyo Co. Ltd.	65,000	1,865,862

Beverages— 0.1%
Oenon Holdings, Inc.	208,000	444,035

Capital Markets— 0.0%
Japan Asia Investment Co. Ltd.	24,000	118,334

Chemicals— 0.4%
Kanto Denka Kogyo Co. Ltd.	60,000	307,174
Nippon Synthetic Chemical Industry Co.	118,000	689,960
Tohcello Co. Ltd.	38,000	291,126
Toyo Engineering Corp.	304,000	1,725,047

		3,013,307

Commercial Bank— 0.1%
Nishi-Nippon City Bank Ltd.(The)	258,000	721,260

Commercial Services & Supplies— 0.0%
Take And Give Needs Co. Ltd.	2,284	423,753

Construction & Engineering— 0.0%
Maeda Road Construction Co. Ltd.	44,000	384,887

Consumer Goods— 0.1%
Mandom Corp.	5,700	139,302
Sanei International Co. Ltd.	35,800	714,083

		853,385

Distributor— 0.1%
Fields Corp. NPV	402	543,670

Electric Utility— 0.2%
Okinawa Electric Power	24,200	1,538,421

Electrical Equipment— 0.4%
Chiyoda Integre Co. Ltd.	27,800	595,646
Daiken Corp.	74,000	488,822
Kuroda Electric Co. Ltd.	108,400	1,628,325
Nippon Signal	91,000	564,673

		3,277,466

Electronic Equipment & Instruments— 0.2%
D&M Holdings, Inc.	140,000	434,482
Daiwabo Information System Co. Ltd.	18,000	247,874
KOA Corp.	54,000	764,002

		1,446,358

Energy Equipment & Services— 0.2%
Shinko Plantech Ltd.	133,000	1,919,544

Food & Staples Retailing— 0.1%
Arcs Co. Ltd.	21,100	297,043
Okuwa Co. Ltd.	47,000	600,130

		897,173

Food Products— 0.1%
Nichirei Corp.	281,000	1,287,446

Gaming— 0.1%
Tecmo Ltd.	38,300	537,666

Health Care Equipment & Supplies— 0.3%
Hogy Medical Co. Ltd.	4,500	211,609
Nihon Kohden Corp.	33,900	621,579
Nipro Corp.	70,000	1,380,453

		2,213,641

Health Care Providers & Services— 0.0%
Toho Pharmaceutical Co. Ltd.	18,600	319,200

Household Products— 0.0%
Pigeon Corp.	15,500	259,348

Internet Software & Services— 0.0%
Mitsui Knowledge Industry Co. Ltd.	944	202,124

IT Services— 0.1%
Hitachi Systems & Services Ltd.	13,000	253,848
TIS, Inc.	15,200	295,501

		549,349

Leisure Equipment & Products— 0.6%
Aruze Corp.	70,400	3,128,908
Tamron Co. Ltd.	44,100	1,622,782

		4,751,690

Life Sciences Tools & Services— 0.1%
Eiken Chemical Co. Ltd.	51,600	468,959

Machinery— 0.2%
Enshu Ltd.	132,000	223,106
Harmonic Drive System, Inc.	42	190,026
Nippon Filcon Co. Ltd.	23,100	169,926
Nippon Thompson Co. Ltd.	57,000	505,214
Tocalo Co. Ltd.	25,700	479,550

		1,567,822

Media— 0.1%
Toei Animation Co. Ltd.	2,400	63,695
Yoshimoto Kogyo Co. Ltd.	40,100	578,165

		641,860

Metals & Mining— 0.5%
Osaka Steel Co. Ltd.	54,500	1,005,580
Pacific Metals & Mining Co. Ltd.	97,000	1,484,371
Tokyo Tekko Co. Ltd.	71,000	394,279
Yamato Kogyo	33,700	1,610,357

		4,494,587

Multiline Retail— 0.1%
H20 Retailing Corp.	63,000	518,987

Personal Products— 0.0%
Aderans Co. Ltd.	9,500	198,317

Pharmaceuticals— 0.2%
Kaken Pharmaceutical	44,000	318,667
Santen Pharmaceutical Co. Ltd.	21,600	540,071
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (continued)
Japan (continued)
Towa Pharmaceutical Co. Ltd.	26,100	$1,128,455

		1,987,193

Real Estate Management & Development— 0.3%
Apamanshop Holdings Co. Ltd.	1,195	423,306
Daiwasystem Co. Ltd.	19,600	434,441
Funai Zaisan Consultants	178	377,452
Hoosiers Corp.	550	197,500
Land Co. Ltd.	143	156,112
Pacific Management Corp.	180	222,521
Suncity Co. Ltd.	846	372,033
Token Corp.	10,910	534,752

		2,718,117

Semiconductors & Semiconductor Equipment— 0.2%
Japan Electronic Materials Corp.	23,600	225,870
Mitsui High-Tec, Inc.	54,900	636,046
New Japan Radio Co. Ltd.	71,000	353,679
Shinkawa Ltd.	40,700	743,578

		1,959,173

Service Company— 0.1%
Fullcast Co. Ltd.	1,228	776,292

Software— 0.2%
Capcom Co. Ltd.	77,400	1,779,702
Hudson Soft Co. Ltd.*	25,700	313,129

		2,092,831

Specialty Retail— 0.0%
Ministop Co. Ltd.	18,000	320,817

Telephones— 0.1%
Dena Co. Ltd.	160	703,341

Textiles, Apparel & Luxury Goods— 0.0%
Sanyo Shokai Ltd.	50,000	367,001

		47,917,218

Mexico (0.5%)
Transportation Infrastructure— 0.5%
Grupo Aeroportuario Del Pacifico SA de CV ADR	74,151	4,048,645

Netherlands (1.4%)
Construction & Engineering— 0.7%
Chicago Bridge & Iron Co.	132,628	5,710,962

Health Care Providers & Services— 0.1%
Opg Groep NL	29,373	953,705

Office Electronics— 0.2%
OCE NL	88,335	1,854,469

Semiconductors & Semiconductor Equipment— 0.3%
Asm International NL ADR	13,775	393,689
Asm International NL	64,158	1,831,072

		2,224,761

Software— 0.0%
Unit 4 Agresso NL	9,005	265,113

Transportation Infrastructure— 0.1%
Smit International NL	13,540	1,182,339

		12,191,349

New Zealand (0.0%)
Insurance— 0.0%
Tower Ltd.*	144,895	249,134

Norway (0.6%)
Capital Markets— 0.2%
Abg Sundal Collier ASA	237,970	629,599
Acta Holding ASA	297,683	1,343,543

		1,973,142

Commercial Banks— 0.1%
Sparebanken Nord-Norge	17,640	432,838
Sparebanken Rogaland	15,342	469,274

		902,112

Construction & Engineering— 0.1%
Veidekke ASA	64,000	589,327

Food Products— 0.1%
Cermaq ASA	20,300	378,317
Leroy Seafood Group ASA	6,201	141,402

		519,719

Marine— 0.1%
Stolt-Nielsen SA	38,767	1,153,924

		5,138,224

Panama (0.0%)
Commercial Bank— 0.0%
Banco Latinoamericano de Exportaciones, S.A. ADR	3,600	65,448

Portugal (0.2%)
Construction Materials— 0.1%
Sempa — Sociedade de Investimento e Gestao, SGPS SA	54,340	886,871

Food & Staples Retailing— 0.1%
Jeronimo Martins & Filho	72,390	445,675

		1,332,546

Puerto Rico (0.0%)
Commercial Bank— 0.0%
First BanCorp. PR	11,900	113,050

Republic of Korea (0.2%)
Internet Software & Services— 0.2%
Gmarket, Inc. ADR *	55,684	1,305,790

Singapore (0.5%)
Distributor— 0.1%
Jardine Cycle & Carriage Ltd.	77,000	956,685

Electronic Equipment & Instruments— 0.0%
Rotary Engineering Ltd.	182,000	175,031

Energy Equipment & Services— 0.2%
Ezra Holdings Ltd.	259,200	1,114,964
Haip Seng Engineering Ltd.	1,132,000	664,594

		1,779,558

Real Estate Management & Development— 0.2%
Ho Bee Investments Ltd.	223,000	326,652
Wing Tai Holdings Ltd.	330,000	855,903

		1,182,555

		4,093,829

Spain (0.1%)
Health Care Providers & Services— 0.1%
Corporacion Dermoestetica*	22,217	256,708
Natraceutical SA*	166,739	297,079

		553,787

Metals & Mining— 0.0%
Tubos Reunidos SA	6,949	210,364

		764,151

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (continued)
Sweden (0.5%)
Capital Markets— 0.1%
D. Carnegie & Co. AB	43,834	$923,131

Construction & Engineering— 0.1%
NCC	54,095	1,354,534

Household Durables— 0.0%
JM AB	1,948	47,078

Other Financial— 0.1%
Intrum Justitia AB	36,040	559,930

Real Estate Management & Development— 0.2%
Kungsleden AB	124,327	1,594,403

		4,479,076

Switzerland (0.4%)
Capital Markets— 0.1%
Vontobel Holding AG	9,243	474,648

Commercial Bank— 0.0%
Banque Cantonale Vaudois	745	336,501

Electronic Equipment & Instruments— 0.0%
Inficon Holding AG	1,191	205,015

Insurance— 0.1%
Helvetia Patria Holding	1,891	648,105

Machinery— 0.1%
Georg Fischer AG*	1,910	1,315,074

Specialty Retail— 0.1%
Charles Voegele Holding AG	7,462	658,238

		3,637,581

United Kingdom (2.8%)
Air Freight & Logistics— 0.0%
Wincanton PLC	39,122	311,327

Commercial Services & Supplies— 0.8%
Babcock Int’l Group PLC	150,600	1,569,487
De La Rue PLC	107,614	1,601,265
Infinity Bio-Energy Ltd.*	94,500	484,785
ITE Group PLC	142,139	499,596
Robert Walters PLC	62,029	302,555
RPS Group PLC	122,711	850,645
Shanks Group PLC	178,754	814,399
St. Ives PLC	232,437	973,981

		7,096,713

Construction & Engineering— 0.2%
Keller Group PLC	24,145	486,814
Kier Group PLC	40,273	1,503,304

		1,990,118

Consumer Goods— 0.1%
N Brown Group PLC	74,103	410,053

Distributor— 0.0%
Umbro PLC	95,734	218,506

Diversified Consumer Services— 0.0%
Bpp Holdings PLC	21,835	274,845

Diversified Financial Services— 0.1%
IG Group Holdings PLC	121,752	941,214

Energy Equipment & Services— 0.2%
Petrofac Ltd.	181,037	1,695,078

Food Products— 0.2%
Dairy Crest Group PLC	129,743	1,664,979

Health Care Equipment & Supplies— 0.1%
Corin Group PLC	24,682	322,385
SSL Int’l PLC	17,353	150,841

		473,226

Household Products— 0.1%
Mcbride PLC	233,482	831,118

Insurance— 0.5%
Beazley Group PLC	376,135	1,409,556
Brit Insurance Holdings PLC	206,368	1,437,699
Chaucer Holdings PLC	677,029	1,363,489

		4,210,744

Leisure Equipment & Products— 0.1%
Sportingbet PLC*	638,447	539,221

Media— 0.1%
Euromoney Institutional Investor	56,470	609,756

Oil, Gas & Consumable Fuels— 0.2%
BPS Hunting Ord	131,238	1,821,453

Real Estate Management & Development— 0.0%
BPS Dtz Holdings PLC	26,350	255,177

Semiconductors & Semiconductor Equipment— 0.0%
ARM Holdings PLC	49,463	155,406

Specialty Retail— 0.0%
Findel PLC	11,613	152,843

Telephones— 0.1%
KCOM Group PLC	447,763	603,603

		24,255,380

United States (74.4%)
Aerospace & Defense— 1.2%
AAR Corp.*	42,000	1,274,280
Argon St., Inc.*	32,800	649,440
Ceradyne, Inc.*	8,200	621,068
Cubic Corp.	18,698	788,495
Curtiss-Wright Corp.	56,046	2,662,185
DRS Technologies, Inc.	10,541	581,020
Moog, Inc., Class A*	42,724	1,877,292
MTC Technologies, Inc.*	31,200	602,472
Orbital Sciences Corp.*	19,100	424,784
Spirit Aerosystems Holdings, Inc., Class A*	20,900	813,846
Teledyne Technologies, Inc.*	982	52,429
United Industrial Corp.	2,016	151,724

		10,499,035

Air Freight & Logistics— 0.2%
Forward Air Corp.	27,625	822,673
HUB Group, Inc., Class A*	22,606	678,858
Pacer International, Inc.	17,900	340,995

		1,842,526

Airlines— 0.1%
Frontier Airlines Holdings, Inc.*	10,624	65,763
Mesa Air Group, Inc.*	7,689	34,139
Republic Airways Holdings, Inc.*	18,900	400,113
SkyWest, Inc.	16,056	404,129

		904,144

Auto Components— 0.7%
Aftermarket Technology Corp.*	11,005	349,299
Amerigon, Inc.*	39,400	682,014
ArvinMeritor, Inc.	16,690	280,726
Cooper Tire & Rubber Co.	13,208	322,275
Drew Industries, Inc.*	47,895	1,948,369
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
GenTek, Inc.*	1,856	$55,828
LKQ Corp.*	73,956	2,574,408

		6,212,919

Automobiles— 0.1%
Travelcenters Of America*	17,624	574,542

Banks— 0.1%
Charter Financial, Inc.	1,291	69,714
Flushing Financial Corp.	41,000	688,800
Susquehanna Bancshares, Inc.	19,000	381,900

		1,140,414

Beverages— 0.0%
Boston Beer Co., Inc., Class A*	4,400	214,104
Coca-Cola Bottling Co.	1,103	66,511
MGP Ingredients, Inc.	6,100	62,647
PepsiAmericas, Inc.	2,150	69,746

		413,008

Biotechnology— 0.1%
Bio-Rad Laboratories, Inc., Class A*	3,122	282,541
Celera Genomics Group*	11,600	163,096
InterMune, Inc.*	8,200	156,866

		602,503

Building Products— 0.3%
Aaon, Inc.	7,650	150,934
American Woodmark Corp.	8,800	218,152
Apogee Enterprises, Inc.	4,208	109,156
Goodman Global, Inc.*	15,683	374,510
Simpson Manufacturing Co., Inc.	58,500	1,863,225

		2,715,977

Capital Markets— 0.9%
Calamos Asset Management, Inc.	9,429	266,181
Greenhill & Co., Inc.	63,564	3,880,582
Knight Capital Group, Inc., Class A*	28,300	338,468
Sanders Morris Harris Group, Inc.	94,300	957,145
SWS Group, Inc.	65,197	1,153,335
TradeStation Group, Inc.*	67,830	791,576

		7,387,287

Chemicals— 0.9%
C.F. Industries Holdings, Inc.	13,903	1,055,377
Celanese Corp.	60,174	2,345,582
Cytec Industries, Inc.	2,790	190,808
Flotek Industries, Inc.*	4,200	185,430
FMC Corp.	7,300	379,746
Hercules, Inc.	24,100	506,582
Koppers Holdings, Inc.	8,016	309,498
Olin Corp.	19,800	443,124
Terra Industries, Inc.*	33,570	1,049,398
Zoltek Cos., Inc.*	34,900	1,522,687

		7,988,232

Commercial Banks— 2.1%
Amcore Financial, Inc.	11,100	276,612
BancFirst Corp.	5,398	242,208
Bank of Hawaii Corp.	30,624	1,618,478
BOK Financial Corp.	12,100	622,061
Boston Private Financial Holdings, Inc.	12,600	350,784
Central Pacific Financial Corp.	13,300	388,360
Citizens Banking Corp.	3,600	57,996
City Holding Co.	6,341	230,876
City National Corp.	15,037	1,045,222
Commerce Bancshares, Inc.	11,004	504,974
Community Bank System, Inc.	4,100	80,032
East West Bancorp, Inc.	43,903	1,578,752
Financial Institutions, Inc.	3,748	67,764
First Citizens BancShares, Class A	4,551	793,694
First Commonwealth Financial Corp.	22,100	244,426
First Midwest Bancorp, Inc.	4,900	167,384
First Regional Bancorp*	4,223	103,590
First State Bancorp	2,800	54,992
FirstMerit Corp.	25,800	509,808
Frontier Financial Corp.	1,700	39,661
Glacier Bancorp, Inc.	27,700	623,804
Great Southern Bancorp, Inc.	10,400	258,336
Hanmi Financial Corp.	32,400	501,876
Imperial Capital Bancorp, Inc.	4,338	122,549
Independent Bank Corp.	3,400	100,980
Mainsource Financial Group, Inc.	3,885	68,493
National Penn Bancshares, Inc.	58,973	964,793
Old National Bancorp	17,000	281,690
Pacific Capital Bancorp	22,872	601,534
Preferred Bank	4,094	161,058
Prosperity Bancshares, Inc.	9,065	300,595
Republic Bancorp, Inc., Class A	1,575	24,948
Signature Bank*	21,200	746,876
Suffolk Bancorp	1,800	57,708
SVB Financial Group*	21,412	1,014,072
Temecula Valley Bancorp, Inc.	3,490	59,225
Trustmark Corp.	2,493	69,904
UCBH Holdings, Inc.	21,300	372,324
Union Bankinghares Corp.	21,268	482,996
Vineyard National Bancorp Co.	10,856	181,512
West America Bankcorp	32,000	1,593,920
Western Alliance Bancorp*	2,200	51,854

		17,618,721

Commercial Services & Supplies— 4.5%
ABM Industries, Inc.	6,000	119,880
Advisory Board Co. (The)*	73,797	4,314,911
Ambassadors International	47,560	1,166,647
Bowne & Co., Inc.	4,100	68,306
Brady Corp., Class A	60,900	2,185,092
CBIZ, Inc.*	28,300	224,985
Cenveo, Inc.*	7,200	155,736
Comsys IT Partners, Inc.*	34,353	577,474
Corporate Executive Board Co.	33,602	2,494,612
CoStar Group, Inc.*	106,755	5,706,055
Deluxe Corp.	40,261	1,483,215
Diamond Management & Technology Consultants, Inc.	5,100	46,920
Dun & Bradstreet Corp.	944	93,088
Endeavor Acquisition Corp.*	118,176	1,400,386
Exponet, Inc.*	31,700	795,353
First Consulting Group, Inc.*	6,319	65,086
Healthcare Services Group, Inc.	40,200	814,854
IHS, Inc., Class A*	58,745	3,318,505
IKON Office Solutions, Inc.	5,100	65,535
Kelly Services, Inc.	12,200	241,682
Kenexa Corp.*	15,000	461,700
Knoll, Inc.	63,531	1,127,040
Korn/Ferry International*	16,600	274,066
Layne Christensen Co.*	1,500	83,220
Manhattan Associates, Inc.*	15,000	411,150
Macquarie Infrastructure Co. LLC	59,251	2,286,496

Mine Safety Appliances Co.	16,300	767,893
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
Mobile Mini, Inc.*	45,600	$1,101,696
Multi-Color Corp.	1,137	25,946
Prg-Schultz International*	1,959	26,603
Rollins, Inc.	38,800	1,035,572
Spherion Corp.*	45,500	375,830
Standard Parking Corp.*	4,551	181,084
Stericycle, Inc.*	3,016	172,394
TeleTech Holdings, Inc.*	16,700	399,297
United Stationers, Inc.*	26,800	1,487,936
Viad Corp.	62,744	2,258,784
Volt Information Sciences, Inc.*	73,400	1,294,776
Waste Connections, Inc.*	11,000	349,360
Waste Industries U.S.A., Inc.	1,901	54,407
Watson Wyatt Worldwide, Inc.	28,117	1,263,578

		38,490,654

Communications Equipment— 0.9%
Anaren, Inc.*	14,400	203,040
CommScope, Inc.*	41,160	2,067,879
Comtech Group, Inc.*	19,000	345,990
Comtech Telecommunications Corp.*	15,413	824,441
EMS Technologies*	5,200	127,556
Netgear, Inc.*	9,700	295,074
Oplink Communications, Inc.*	21,400	292,324
Polycom, Inc.*	13,000	349,180
Powerwave Technologies, Inc.*	236,100	1,454,376
Riverbed Technology, Inc.*	28,700	1,159,193
Sonus Networks, Inc.*	48,200	294,020

		7,413,073

Computers & Peripherals— 0.4%
Brocade Communications Systems, Inc.*	74,000	633,440
Cgi Group, Inc.*	5,794	66,052
Emulex Corp.*	42,927	822,911
Immersion Corp.*	83,474	1,367,304
Integral Systems, Inc.	2,002	43,023
Quantum Corp.*	41,045	139,553
Western Digital Corp.*	17,560	444,619
Xyratex Ltd.*	1,249	23,968

		3,540,870

Construction & Engineering— 0.5%
Emcor Group, Inc.*	63,766	1,999,702
Lydall, Inc.*	78	724
NVR, Inc.*	683	321,181
Perini Corp.*	30,868	1,726,447

		4,048,054

Construction Materials— 0.4%
Headwaters, Inc.*	19,000	282,720
Michael Baker Corp.*	3,908	191,531
Texas Industries, Inc.	36,584	2,871,844
U.S. Concrete, Inc.*	64,532	425,266

		3,771,361

Consumer Finance— 0.1%
Advanta Corp., Class B	16,592	454,953
AmeriCredit Corp.*	1,344	23,627
World Acceptance Corp.*	2,000	66,160

		544,740

Consumer Goods— 0.3%
Central Garden & Pet Co.*	4,160	37,357
Crown Holdings, Inc.*	6,876	156,498
Dolby Laboratories, Inc.*	15,661	545,316
Jamba, Inc.*	138,692	975,005
Jo-Ann Stores, Inc.*	27,127	572,379
Pc Mall, Inc.*	20,274	316,477
Tempur-Pedic International, Inc.	1,431	51,158

		2,654,190

Containers & Packaging— 0.9%
AEP Industries*	7,078	299,683
AptarGroup, Inc.	105,500	3,995,285
Greif, Inc.	9,200	558,256
Pactiv Corp.*	46,309	1,327,216
Rock-Tenn Co.	47,532	1,373,675
Silgan Holdings, Inc.	2,946	158,347
Sonoco Products Co.	13,500	407,430

		8,119,892

Distributors— 0.1%
Core-Mark Holding Co., Inc.*	8,202	288,956
MWI Veterinary Supply, Inc.*	24,000	906,000
Scansource, Inc.*	1,800	50,598

		1,245,554

Diversified Consumer Services— 2.2%
Capella Education Co.*	15,000	838,650
Coinstar, Inc.*	889	28,599
CPI Corp.	13,813	532,077
ITT Educational Services, Inc.*	20,300	2,470,307
Matthews International Corp., Class A	63,000	2,759,400
Premier Exhibitions, Inc.*	89,227	1,345,543
Prepaid Depot, Inc.*	12,450	690,477
Regis Corp.	5,800	185,078
Sotheby’s Holdings, Inc.	67,799	3,240,114
Strayer Education, Inc.	41,529	7,003,036

		19,093,281

Diversified Financial Services— 0.4%
Financial Federal Corp.	74,750	2,093,747
GFI Group, Inc.*	6,000	516,720
Investment Technology Group, Inc.*	19,300	829,514

		3,439,981

Diversified Telecommunication Services— 0.7%
Alaska Communications Systems Holdings, Inc.	6,800	98,260
CenturyTel, Inc.	6,518	301,262
Cincinnati Bell, Inc.*	51,542	254,617
Cognet Communications Group, Inc.*	134,266	3,133,768
Fairpoint Communications, Inc.	40,500	763,830
Ion Geophysical Corp.*	50,600	699,798
PAETEC Holding Corp.*	32,500	405,275
Premiere Global Services, Inc.*	35,907	454,224

		6,111,034

Electric Utilities— 0.9%
Allete, Inc.	25,180	1,127,057
DPL, Inc.	31,400	824,564
El Paso Electric Co.*	88,310	2,042,610
IDACORP, Inc.	15,400	504,196
Portland General Electric Co.	15,500	430,900
UniSource Energy Corp.	28,380	848,278
Westar Energy, Inc.	61,800	1,517,808

		7,295,413

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
Electrical Equipment— 0.7%
Acuity Brands, Inc.	10,100	$509,848
Belden CDT, Inc.	51,543	2,417,882
Encore Wire Corp.	17,131	430,502
Genlyte Group, Inc.*	5,600	359,856
Graftech International Ltd.*	125,347	2,236,191

		5,954,279

Electronic Equipment & Instruments— 1.5%
Anixter International, Inc.*	1,800	148,410
Axsys Technologies*	171	5,294
Bell Microproducts, Inc.*	75,175	467,588
Checkpoint Systems, Inc.*	27,275	719,787
Coherent, Inc.*	4,500	144,360
CTS Corp.	29,100	375,390
DTS, Inc.*	47,700	1,448,649
Echelon Corp.*	51,459	1,286,990
FLIR Systems, Inc.*	4,600	254,794
Insight Enterprises, Inc.*	10,600	273,586
Itron, Inc.*	3,711	345,383
Littlefuse, Inc.*	1,615	57,639
LoJack Corp.*	12,227	231,824
Methode Electronics	57,215	861,086
Mettler Toledo International, Inc.*	22,906	2,336,412
P.C. Connection, Inc.*	1,020	12,750
Rofin-Sinar Technologies, Inc.*	21,100	1,481,431
Stoneridge, Inc.*	5,433	55,417
Tech Data Corp.*	4,729	189,727
Technitrol, Inc.	65,800	1,773,310
Tektronix, Inc.	890	24,689
Trimble Navigation, Ltd.*	8,720	341,911

		12,836,427

Energy Equipment & Services— 1.5%
Atwood Oceanics, Inc.*	7,800	597,168
Bristow Group, Inc.*	5,681	248,317
Carbo Ceramics, Inc.	32,950	1,671,553
Hercules Offshore, Inc.*	14,800	386,428
Matrix Service Corp.*	2,100	43,995
NATCO Group, Inc., Class A*	24,000	1,242,000
National-OilWell, Inc.*	7,052	1,019,014
Oceaneering International, Inc.*	61,139	4,634,336
Oil States International, Inc.*	6,200	299,460
Parker Drilling Co.*	11,000	89,320
Trico Marine Services, Inc.*	49,894	1,486,841
Unit Corp.*	12,900	624,360
W-H Energy Services, Inc.*	10,000	737,500

		13,080,292

Food & Staples Retailing— 0.4%
Andersons, Inc. (The)	19,950	957,999
Cal-Maine Foods, Inc.	5,085	128,346
Performance Food Group Co.*	40,700	1,226,291
Ruddick Corp.	21,500	721,110
Spartan Stores, Inc.	21,672	488,270

		3,522,016

Food Products— 1.2%
Corn Products International, Inc.	60,265	2,764,356
Flowers Foods, Inc.	16,400	357,520
Imperial Sugar Co.	50,600	1,322,178
J & J Snack Foods Corp.	18,083	629,650
J.M. Smucker Co.	17,488	934,209
Peet’s Coffee & Tea, Inc.*	50,803	1,417,912
Pilgrim’s Pride Corp.	10,000	347,300
Ralcorp Holding, Inc.*	23,276	1,299,266
Seaboard Corp.	470	921,200
Tootsie Roll Industries, Inc.	21,753	577,107

		10,570,698

Gas Distribution— 0.2%
Piedmont Natural Gas Co., Inc.	44,500	1,116,505
Semco Energy, Inc.*	42,120	332,327

		1,448,832

Gas Utilities— 1.0%
AGL Resources, Inc.	4,521	179,122
Energen Corp.	55,368	3,162,620
Laclede Group, Inc. (The)	28,400	916,752
New Jersey Resources Corp.	38,600	1,914,174
Nicor, Inc.	7,200	308,880
Northwest Natural Gas Co.	30,576	1,397,323
South Jersey Industries, Inc.	18,020	627,096
Southwest Gas Corp.	6,800	192,372
UGI Corp.	3,849	99,997

		8,798,336

Health Care Equipment & Supplies— 3.7%
Abaxis, Inc.*	38,700	868,815
American Medical Systems Holdings, Inc.*	103,500	1,754,325
Analogic Corp.	8,219	524,043
Arrow International, Inc.	4,813	218,943
Arthrocare Corp.*	1,222	68,298
Aspect Medical Systems, Inc.*	7,100	96,347
Conceptus, Inc.*	5,000	94,900
CONMED Corp.*	31,501	881,713
Cutera, Inc.*	21,890	573,737
Cynosure, Inc.*	1,600	59,040
Dade Behring Holdings, Inc.	21,791	1,663,743
Greatbatch, Inc.*	18,074	480,588
Haemonetics Corp.*	28,100	1,388,702
Healthtronics, Inc.*	11,203	57,135
ICU Medical, Inc.*	62,200	2,410,250
IDEXX Laboratories, Inc.*	16,423	1,799,797
Immucor, Inc.*	42,900	1,533,675
Integra LifeSciences Holdings*	21,000	1,020,180
Invacare Corp.	12,200	285,236
Kinetic Concept*	28,172	1,585,520
Kyphon, Inc.*	59,300	4,151,000
LifeCell Corp.*	36,900	1,386,333
Mentor Corp.	25,000	1,151,250
Nutraceutical International Corp.*	15,306	232,804
Orasure Technologies, Inc.*	27,800	279,390
Palomar Medical Technologies, Inc.*	10,900	310,541
Respironics, Inc.*	50,948	2,447,032
Surmodics, Inc.*	21,900	1,073,319
Wright Medical Group, Inc.*	38,300	1,027,206
Young Innovations, Inc.	57,800	1,653,658
Zoll Medical Corp.*	4,200	108,864

		31,186,384

Health Care Providers & Services— 1.6%
American Dental Partners*	14,151	396,370
Amerigroup Corp.*	25,114	865,931
Amsurg Corp.*	27,434	632,902
Apria Healthcare Group, Inc.*	69,280	1,801,973
Centene Corp.*	22,354	480,835
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
Five Star Quality Care, Inc.*	106,100	$872,142
Healthspring, Inc.*	31,359	611,500
Healthways, Inc.*	78,400	4,231,248
Henry Schein, Inc.*	23,700	1,441,908
Hythiam, Inc.*	74,060	551,006
Molina Healthcare, Inc.*	5,718	207,392
PSS World Medical, Inc.*	20,800	397,904
Sierra Health Services, Inc.*	3,100	130,789
Visicu, Inc.*	87,400	662,492

		13,284,392

Health Care Technology— 1.6%
Allscripts Healthcare Solutions, Inc.*	136,500	3,689,595
Cerner Corp.*	67,100	4,013,251
GTX, Inc.*	15,800	257,224
Omicell, Inc.*	73,077	2,085,618
Wellcare Health Plans, Inc.*	32,794	3,457,471

		13,503,159

Hotels, Restaurants & Leisure— 4.0%
AFC Enterprises, Inc.*	146,654	2,207,143
Ambassadors Group, Inc.	81,770	3,115,437
BJ’s Restaurants, Inc.*	83,451	1,756,644
Bob Evans Farms, Inc.	1,800	54,324
Chipotle Mexican Grill, Inc.*	13,094	1,546,794
Choice Hotels International, Inc.	6,246	235,287
Dover Downs Gaming & Entertainment, Inc.	5,700	59,223
Gaylord Entertainment Co.*	161,369	8,588,058
Great Wolf Resorts, Inc.*	85,270	1,053,937
IHOP Corp.	15,800	1,000,614
Interstate Hotels & Resorts, Inc.*	98,797	449,526
Jack in the Box, Inc.*	11,511	746,373
P.F. Chang’s China Bistro, Inc.*	91,622	2,712,011
Papa John’s International, Inc.*	16,023	391,602
Ruby Tuesday, Inc.	17,100	313,614
Scientific Games Corp.*	97,700	3,673,520
Triarc Cos., Inc.	5,776	72,258
Vail Resorts, Inc.*	101,797	6,340,935

		34,317,300

Household Durables— 0.4%
American Greetings Corp., Class A	16,676	440,247
Avatar Holdings*	11,717	585,030
Brookfield Homes Corp.	2,100	38,955
Directed Electronics, Inc.*	80,480	321,115
Kimball International, Inc., Class B	21,900	249,222
Snap-on, Inc.	10,447	517,544
Tupperware Corp.	28,861	908,833

		3,060,946

Household Products— 0.4%
Church & Dwight, Inc.	69,100	3,250,464

Industrial Conglomerates— 0.3%
Raven Industries, Inc.	8,937	357,927
Teleflex, Inc.	25,532	1,989,453

		2,347,380

Insurance— 1.5%
Allied World Assurance	8,857	459,767
American Financial Group, Inc.	33,898	965,754
American Physicians Capital, Inc.	7,200	280,512
Brown & Brown, Inc.	43,500	1,144,050
CNA Surety Corp.*	38,400	676,992
Commerce Group, Inc.	26,700	786,849
FBL Financial Group, Inc., Class A	1,385	54,694
First Mercury Financial Corp.*	30,900	664,659
Greenlight Capital Ltd.*	45,774	928,297
Harleysville Group, Inc.	18,900	604,422
HCC Insurance Holdings, Inc.	74,181	2,124,544
Hilb, Rogal & Hamilton Co.	25,100	1,087,583
Horace Mann Educators Corp.	9,100	179,361
James River Group, Inc.	766	24,818
Nymagic, Inc.	6,552	182,211
Odyssey Re Holdings Corp.	23,384	867,780
Phoenix Co., Inc.	31,200	440,232
Reinsurance Group Of America	18,243	1,035,655
United Fire & Casualty Corp.	9,760	381,518
Universal American Financial Corp.*	11,400	260,034

		13,149,732

Internet & Catalog Retail— 2.0%
Blue Nile, Inc.*	105,354	9,915,918
Coldwater Creek, Inc.*	53,000	575,580
FTD Group, Inc.	12,267	182,533
GSI Commerce, Inc.*	60,015	1,596,399
Knot, Inc. (The)*	60,400	1,284,104
Priceline.com, Inc.*	18,350	1,628,563
Shutterfly, Inc.*	18,200	580,762
Systemax, Inc.	43,525	889,651
ValueVision International, Inc., Class A*	16,800	124,488

		16,777,998

Internet Software & Services— 2.0%
Ariba, Inc.*	34,500	371,910
Bankrate, Inc.*	63,943	2,949,051
Blue Coat Systems, Inc.*	3,786	298,185
CNET Networks, Inc.*	145,219	1,081,882
Comscore, Inc.*	34,166	922,482
Dealertrack Holdings, Inc.*	28,500	1,193,580
Equinix, Inc.*	40,052	3,552,212
Internap Network Services*	4,100	58,097
Interwoven, Inc.*	30,800	438,284
Loopnet, Inc.*	89,500	1,838,330
RealNetworks, Inc.*	41,400	280,692
Savvis, Inc.*	3,700	143,486
Synchronoss Technologies, Inc.*	18,500	778,110
Terremark Worldwide, Inc.*	9,000	64,530
United Online, Inc.	18,200	273,182
Vignette Corp.*	25,300	507,771
Vocus, Inc.*	44,700	1,307,028
Websense, Inc.*	57,789	1,140,177

		17,198,989

IT Services— 1.1%
Acxiom Corp.	52,074	1,030,544
Avici Systems, Inc.	12,274	130,841
Bladelogic, Inc.*	34,800	892,272
CACI International, Inc., Class A*	13,300	679,497
Forrester Research, Inc.*	55,098	1,298,660
ManTech International Corp.*	38,011	1,367,636
MPS Group, Inc.*	25,700	286,555
NCI, Inc.*	47,600	900,592
Ness Technologies, Inc.*	40,600	443,352
RightNow Technologies, Inc.*	17,707	284,906
SI International, Inc.*	20,500	585,685
SRA International, Inc.*	26,100	732,888
Sykes Enterprises, Inc.*	40,900	679,349
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
Tyler Technologies, Inc.*	11,300	$150,855

		9,463,632

Leisure Equipment & Products— 0.7%
Arctic Cat, Inc.	1,756	28,728
JAKKS Pacific, Inc.*	20,751	554,259
Marvel Entertainment, Inc.*	70,254	1,646,754
Nautilus Group, Inc. (The)	16,100	128,317
Polaris Industries, Inc.	27,849	1,214,773
Smith & Wesson Holding Corp.*	70,400	1,343,936
Sturm Ruger & Co., Inc.*	67,814	1,214,549

		6,131,316

Life Sciences Tools & Services— 1.4%
Albany Molecular Research*	9,500	143,450
Dionex Corp.*	33,400	2,653,964
Illumina, Inc.*	36,583	1,897,926
Invitrogen Corp.*	17,715	1,447,847
PAREXEL International Corp.*	4,790	197,683
Techne Corp.*	75,144	4,740,083
Varian, Inc.*	20,319	1,292,492

		12,373,445

Machinery— 2.7%
Accuride Corp.*	38,624	467,737
Actuant Corp.	1,800	116,946
ASV, Inc.*	47,300	663,619
Bucyrus International, Inc., Class A	93,950	6,851,773
Chart Industries, Inc.*	16,700	537,072
Clarcor, Inc.	78,500	2,685,485
Enpro Industries, Inc.*	18,449	749,029
Freightcar America, Inc.	19,100	729,620
Joy Global, Inc.	26,850	1,365,591
Kadant, Inc.*	14,640	409,920
Manitowoc Co.	2,404	106,449
Middleby Corp.*	21,708	1,401,034
Mueller Industries, Inc.	12,068	436,138
Mueller Water Products, Inc., Class A	61,087	756,868
Nordson Corp.	18,741	940,986
Oshkosh Truck Corp.	9,000	557,730
Robbins & Myers, Inc.	11,403	653,278
Sun Hydraulics Corp.	25,650	815,670
Wabtec Corp.	76,800	2,876,928

		23,121,873

Manufacturing— 0.2%
Blount International, Inc.*	18,400	209,024
Carpenter Technology Corp.	4,300	559,043
Darling International, Inc.*	44,891	443,972
Woodward Governor Co.	9,000	561,600

		1,773,639

Marine— 0.1%
Kirby Corp.*	18,454	814,560

Media— 1.9%
Arbitron, Inc.	58,531	2,653,795
Belo Corp., Class A	9,400	163,184
CKX, Inc.*	83,657	1,029,818
DreamWorks Animation SKG, Inc., Class A*	27,488	918,649
Interactive Data Corp.	121,099	3,414,992
Lakes Entertainment, Inc.*	66,238	631,248
Mediacom Communications Corp.*	14,700	103,635
Morningstar, Inc.*	98,344	6,038,322
RCN Corp.	10,900	134,070
Sinclair Broadcast Group, Inc.	81,671	983,319
Westwood One, Inc.	54,170	148,967

		16,219,999

Metals & Mining— 1.5%
A.M. Castle & Co.	28,630	933,338
AK Steel Holding Corp.*	16,020	704,079
Cleveland Cliffs, Inc.	2,900	255,113
Commercial Metals Co.	26,400	835,560
Compass Minerals International, Inc.	90,800	3,090,832
Gold Reserve, Inc.*	62,800	275,064
Grupo Simec, SA de CV ADR*	48,600	507,384
Hecla Mining Co.*	85,219	762,710
Kaiser Aluminum Corp.	28,817	2,033,616
Northgate Minerals Corp.*	40,134	113,980
Quanex Corp.	8,300	389,934
Royal Gold, Inc.	13,900	455,225
Ryerson, Inc.	30,065	1,014,393
Steel Dynamics, Inc.	14,000	653,800
Worthington Industries, Inc.	40,100	944,756

		12,969,784

Multi-Utilities— 0.4%
Alliant Energy Corp.	32,840	1,258,429
C.H. Energy Group, Inc.	2,300	109,940
Oklahoma Gas & Electric Co.	5,000	165,500
PNM, Inc.	40,500	942,840
Vectren Corp.	27,900	761,391

		3,238,100

Multiline Retail— 0.4%
Big Lots, Inc.*	58,592	1,748,385
Dollar Tree Stores, Inc.*	27,297	1,106,621
Tuesday Morning Corp.	23,200	208,568

		3,063,574

Office Electronics— 0.2%
Zebra Technologies Corp., Class A*	36,547	1,333,600

Oil, Gas & Consumable Fuels— 3.9%
Arena Resources, Inc.*	17,600	1,152,800
Aurora Oil & Gas Corp.*	66,800	96,192
Berry Petroleum Co.	23,400	926,406
Bill Barrett Corp.*	80,900	3,188,269
Cabot Oil & Gas Corp.	17,300	608,268
Carrizo Oil & Gas, Inc.*	66,700	2,992,162
Cimarex Energy Co.	10,000	372,500
Comstock Resources, Inc.*	8,600	265,224
Delek U.S. Holdings, Inc.	3,764	94,401
Delta Petroleum Corp.*	82,442	1,479,834
Encore Acquisition Co.*	49,450	1,565,092
Evergreen Energy, Inc.*	193,960	989,196
EXCO Resources, Inc.*	38,700	640,098
Foundation Coal Holdings, Inc.	34,200	1,340,640
Frontier Oil Corp.	3,099	129,042
GMX Resources, Inc.*	29,234	940,458
Grey Wolf, Inc.*	233,733	1,530,951
Gulf Island Fabrication, Inc.	12,800	491,392
Holly Corp.	14,439	863,885
Hugoton Royalty Trust	16,000	378,240
Mariner Energy, Inc.*	4,900	101,479
Markwest Hydrocarbon, Inc.	7,215	419,408
McMoRan Exploration Co.*	23,000	309,350
Newfield Exploration Co.*	38,600	1,858,976
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
Parallel Petroleum Corp.*	35,400	$601,446
Petrobank Energy & Resources*	37,500	1,435,125
Petrohawk Energy Corp.*	110,990	1,822,456
RAM Energy Resources, Inc.*	241,530	1,166,590
Rex Energy Corp.*	39,900	321,195
Rossetta Resources, Inc.*	25,200	462,168
St. Mary Land & Exploration Co.	61,400	2,190,138
Swift Energy Co.*	4,300	175,956
Tesoro Corp.	25,768	1,185,843
USEC, Inc.*	55,110	564,878
Warren Resources, Inc.*	20,000	250,800
Western Refining, Inc.	627	25,444

		32,936,302

Paper & Forest Products— 0.2%
Buckeye Technologies, Inc.*	62,334	943,737
Deltic Timber Corp.	18,449	1,050,117

		1,993,854

Personal Products— 0.9%
Alberto-Culver Co.	48,200	1,194,878
Bare Escentuals, Inc.*	75,300	1,872,711
Elizabeth Arden, Inc.*	25,100	676,696
Mannatech, Inc.	4,500	36,450
NBTY, Inc.*	27,819	1,129,451
Physicians Formula Holdings, Inc.*	101,946	1,195,827
Prestige Brands Holdings, Inc.*	101,800	1,117,764
USANA Health Sciences, Inc.*	2,400	105,000

		7,328,777

Pharmaceuticals— 1.4%
Adams Respiratory Therapeutics, Inc.*	57,800	2,227,612
Alnylam Pharmaceuticals, Inc.*	71,307	2,336,730
Auxilium Pharmaceuticals, Inc.*	4,800	101,184
Biomarin Pharmaceutical, Inc.*	15,000	373,500
Cubist Pharmaceuticals, Inc.*	38,879	821,513
Enzon Pharmaceuticals, Inc.*	22,600	199,106
K-V Pharmaceutical Co.*	29,956	856,742
King Pharmaceuticals, Inc.*	53,660	628,895
Medicines Co. (The)*	9,400	167,414
Microbia, Inc.*	93,487	584,294
Noven Pharmaceuticals, Inc.*	6,900	109,917
OSI Pharmaceuticals, Inc.*	46,649	1,585,599
Par Pharmaceutical Cos., Inc.*	2,000	37,120
Savient Pharmaceuticals, Inc.*	9,600	139,680
Sciele Pharma, Inc.*	17,600	457,952
Viropharma, Inc.*	21,804	194,056
Watson Pharmaceutical, Inc.*	37,669	1,220,476
Xenport, Inc.*	5,703	268,326

		12,310,116

Real Estate Investment Trusts (REITs)— 3.1%
Agree Realty Corp.	946	29,648
American Financial Realty Trust	48,400	389,620
Arbor Realty Trust, Inc.	6,700	126,563
Ashford Hospitality Trust	368,600	3,704,430
Associated Estates Realty Corp.	1,700	22,168
Biomed Realty Trust, Inc.	12,150	292,815
Brandywine Realty Trust	23,400	592,254
Capital Trust, Inc., Class A	7,116	252,618
CBL & Associates Properties, Inc.	26,100	914,805
CBRE Realty Finance, Inc.	148,700	877,330
Cedarshopping Centers, Inc.	40,280	548,614
Cousins Properties, Inc.	9,200	270,112
Deerfield Triarc Capital Corp.	46,300	419,015
Entertainment Properties Trust	3,650	185,420
Equity Lifestyle Properties, Inc.	26,610	1,378,398
Extra Space Storage, Inc.	27,000	415,530
Felcor Lodging Trust, Inc.	14,200	283,006
First Industrial Realty Trust	27,700	1,076,699
Getty Realty Corp.	5,900	160,480
Glimcher Realty Trust	17,700	415,950
Gramercy Capital Corp.	50,694	1,275,968
Healthcare Realty Trust, Inc.	14,800	394,568
Hersha Hospitality Trust	108,400	1,073,160
Hospitality Properties Trust	7,500	304,875
Inland Real Estate Corp.	45,200	700,148
Investors Real Estate Trust	9,800	105,840
Lexington Corporate Properties Trust	69,160	1,383,892
LTC Properties, Inc.	15,400	364,518
Mack-Cali Realty Corp.	23,700	974,070
National Retail Properties, Inc.	17,280	421,286
Nationwide Health Properties, Inc.	14,100	424,833
Omega Healthcare Investors, Inc.	52,480	815,014
Quadra Realty Trust, Inc.	129,330	1,232,515
Ramco-Gershenson Properties Trust	12,200	381,128
Strategic Hotel Capital, Inc.	1,800	37,062
Sunstone Hotel Investors, Inc.	10,000	256,400
Taubman Centers, Inc.	39,594	2,167,771
Universal Health Realty Income Trust	1,600	56,848
Urstadt Biddle Properties	44,400	686,868
Washington Real Estate Investment Trust	32,700	1,084,986

		26,497,225

Real Estate Management & Development— 0.2%
Consolidated Tomoka Land Co.	10,316	693,338
Hilltop Holdings, Inc.*	20,173	236,831
Housevalues, Inc.*	80,378	315,082
Jones Lang Lasalle, Inc.	2,885	296,463
SonomaWest Holdings, Inc.*	4,000	81,000

		1,622,714

Road & Rail— 1.1%
Arkansas Best Corp.	5,901	192,727
Heartland Express, Inc.	58,847	840,335
J.B. Hunt Transport Services, Inc.	127,300	3,347,990
Kansas City Southern Industries, Inc.*	118,563	3,814,172
Knight Transportation, Inc.	13,520	232,679
Landstar System, Inc.	13,579	569,911
Old Dominion Freight Line, Inc.*	6,061	145,282
Saia, Inc.*	5,600	92,568

		9,235,664

Semiconductors & Semiconductor Equipment— 0.9%
Advanced Energy Industries, Inc.*	18,800	283,880
Amkor Technology, Inc.*	65,548	755,113
Asyst Technologies, Inc.*	10,002	52,911
Brooks Automation, Inc.*	6,000	85,440
Cabot Microelectronics Corp.*	4,623	197,633
Credence Systems Corp.*	31,741	98,080
Cymer, Inc.*	8,300	318,637
Intevac*	44,164	671,293
Kulicke & Soffa Industries, Inc.*	14,000	118,720
Micrel, Inc.	14,100	152,280
Novellus Systems*	12,548	342,058
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
On Semiconductor Corp.*	171,468	$2,153,638
Photronics, Inc.*	15,000	171,150
RF Micro Devices, Inc.*	40,900	275,257
Tessera Technologies, Inc.*	42,789	1,604,588
TriQuint Semiconductor, Inc.*	100,000	491,000
Zoran Corp.*	1,681	33,956

		7,805,634

Service Company— 0.1%
Heidrick & Struggles Int’l, Inc.*	18,793	685,005

Software— 3.7%
Advent Software, Inc.*	3,400	159,698
Ansoft Corp.*	8,100	267,138
Blackbaud, Inc.	212,700	5,368,548
Blackboard, Inc.*	160,033	7,335,913
Chordiant Software, Inc.*	43,380	601,247
Concur Technologies, Inc.*	45,200	1,424,704
EPIQ Systems, Inc.*	102,030	1,920,205
FactSet Research Systems, Inc.	64,150	4,397,482
Fair Issac Corp.	26,675	963,234
Magma Design Automation, Inc.*	12,147	170,908
MICROS Systems, Inc.*	73,420	4,777,439
SPSS, Inc.*	34,218	1,407,729
Sybase, Inc.*	65,742	1,520,612
Synopsys, Inc.*	4,485	121,454
TeleCommunication Systems, Inc.*	33,724	134,559
THQ, Inc.*	12,700	317,246
Tibco Software, Inc.*	100,200	740,478

		31,628,594

Specialty Retail— 2.5%
Aeropostale, Inc.*	2,400	45,744
Asbury Automotive Group, Inc.	71,810	1,422,556
Big 5 Sporting Goods Corp.	58,000	1,084,600
Buckle (The)	47,828	1,814,594
Cato Corp.	10,000	204,400
Circuit City Stores, Inc.	170,500	1,348,655
Citi Trends, Inc.*	68,876	1,498,742
CSK Auto Corp.*	3,200	34,080
Dress Barn, Inc.*	96,408	1,639,900
DSW, Inc., Class A*	10,100	254,217
Gymboree*	70,804	2,495,133
Hibbett Sports, Inc.*	26,900	667,120
Jos. A. Bank Clothiers, Inc.*	19,951	666,762
Lithia Motors, Inc., Class A	14,000	238,840
Men’s Wearhouse, Inc.	17,763	897,387
Mothers Work, Inc.*	5,397	100,762
O’Reilly Automotive, Inc.*	95,080	3,176,623
Sally Beauty Holdings, Inc.*	74,300	627,835
Sonic Automotive, Inc.	11,700	280,098
Talbots, Inc.	20,400	367,200
Tractor Supply Co.*	26,400	1,216,776
West Marine, Inc.*	2,230	25,757
Zumiez, Inc.*	37,900	1,681,623

		21,789,404

Textiles, Apparel & Luxury Goods— 1.1%
Carter’s, Inc.*	41,000	817,950
Deckers Outdoor Corp.*	5,994	658,141
Fossil, Inc.*	15,200	567,872
Iconix Brand Group, Inc.*	67,383	1,603,042
Kellwood Co.	28,800	491,040
Maidenform Brands, Inc.*	9,906	157,307
Perry Ellis International, Inc.*	33,686	933,439
Phillips-Van Heusen Corp.	29,270	1,536,090
UniFirst Corp.	39,200	1,468,432
Warnaco Group, Inc. (The)*	18,692	730,296
Wolverine World Wide, Inc.	13,700	375,380

		9,338,989

Thrifts & Mortgage Finance— 0.7%
Bank Mutual Corp.	6,100	71,919
BankUnited Financial Corp., Class A	6,220	96,659
City Bank	1,500	43,080
Corus Bankshares, Inc.	38,984	507,572
Dime Community Bancshares	66,150	990,265
FirstFed Financial Corp.*	6,000	297,300
Franklin Bank Corp.*	31,900	293,480
Ocwen Financial Corp.*	76,291	719,424
Tierone Corp.	5,600	148,232
TrustCo Bank Corp.	25,400	277,622
ViewPoint Financial Group	36,600	676,368
Webster Financial Corp.	21,100	888,732
Westfield Financial, Inc.	70,400	683,584
WSFS Financial Corp.	506	31,574

		5,725,811

Tobacco— 0.0%
Alliance One Int’l, Inc.*	5,400	35,316
Loews Corp. — Carolina Group	807	66,360

		101,676

Trading Companies & Distributors— 0.3%
Houston Wire & Cable Co.	21,000	380,310
Interline Brands, Inc.*	37,200	855,228
Kaman Corp., Class A	17,000	587,520
Rush Enterprises, Inc., Class A*	8,400	212,940
UAP Holding Corp.	27,600	865,536

		2,901,534

Transportation— 0.1%
GulfMark Offshore Services, Inc.*	10,279	500,176
Horizon Lines, Inc.	2,300	70,219

		570,395

Water Utility— 0.1%
Pico Holdings, Inc.*	15,758	654,745

Wireless Telecommunication Services— 0.2%
Interdigital, Inc.*	24,952	518,503
Novatel Wireless, Inc.*	16,700	378,255
Syniverse Holdings, Inc.*	26,296	418,106
Tessco Technologies, Inc.*	12,214	191,638

		1,506,502

		635,377,988

Total Common Stocks (Cost $693,862,793)		830,684,135

Commercial Paper (0.4%)(a)
United States (0.4%)
Dresdner U.S. Finance Inc. 5.16%, 10/01/07	$3,864,000	3,863,446

Cash Equivalent (2.3%)
AIM Liquid Assets Portfolio, 5.09%, 04/01/42	$19,988,556	19,988,556

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Total Investments (Cost $717,715,348) (b) — 100.0%		854,536,137
Liabilities in excess of other assets — 0.0%		(399,472)

NET ASSETS — 100.0%		$854,136,665

*	Denotes a non-income producing security.

(a)	The rate reflected in the Statement of Investments is the effective yield as of September 30, 2007.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

BM	Bermuda

RNC	Savings Shares
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Nationwide NVIT Money Market Fund

	Principal
	Amount	Value
Asset-Backed Commercial Paper (24.6%)
Asset-Backed — Domestic (5.5%)
Harrier Financial Funding U.S. LLC
5.32%, 10/12/07(a)(b)	$20,000,000	$19,999,970
5.39%, 10/17/07(c)	5,000,000	4,988,022
5.28%, 10/22/07	19,689,000	19,628,358
Sandlot Funding LLC
5.30%, 10/15/07	10,000,000	9,979,389
5.27%, 10/26/07	35,000,000	34,871,909
5.25%, 12/11/07	24,992,000	24,733,229

		114,200,877

Asset-Backed — Repurchase Agreement (1.6%)
Liquid Funding Ltd.
5.26%, 11/01/07	8,000,000	7,963,765
5.27%, 12/20/07	15,000,000	14,824,333
5.69%, 03/04/08(b)	12,000,000	11,999,248

		34,787,346

Asset-Backed — Residential Mortgages (1.8%)
Carerra Capital Finance LLC
5.26%, 10/19/07	26,000,000	25,931,620
5.30%, 11/05/07	15,000,000	14,922,708

		40,854,328

Asset-Backed — Trade & Term Receivables (13.1%)
Falcon Asset Securitization Corp.
5.30%, 10/04/07	20,000,000	19,991,167
5.35%, 10/05/07	1,187,000	1,186,294
5.52%, 10/18/07	23,476,000	23,414,806
5.25%, 10/25/07	25,000,000	24,912,500
Golden Funding Corp.
5.22%, 10/02/07	17,553,000	17,550,455
6.10%, 10/05/07	45,139,000	45,108,406
Kitty Hawk Funding Corp., 6.13%, 10/12/07	11,107,000	11,086,196
Old Line Funding Corp.
5.30%, 10/03/07	3,843,000	3,841,868
5.29%, 10/10/07(c)	30,000,000	29,960,325
5.27%, 10/11/07	10,311,000	10,295,906
5.25%, 10/16/07	20,332,000	20,287,524
5.28%, 10/18/07	9,172,000	9,149,131
Three Rivers Funding Corp.
5.35%, 10/01/07	48,942,000	48,942,000
5.45%, 10/04/07	23,121,000	23,110,499

		288,837,077

Asset-Backed — Yankee (2.6%)
Checkpoint Charlie Ltd., 5.29%, 10/10/07	20,000,000	19,973,550
Greyhawk Funding LLC
5.30%, 10/01/07	6,500,000	6,500,000
5.28%, 10/02/07	15,000,000	14,997,800
Sigma Finance, Inc., 5.17%, 11/05/07(c)(a)	15,000,000	14,924,604

		56,395,954

Asset-Backed CDO — Trust Preferred (0.4%)(c)
Lockhart Funding Llc Pp, 5.27%, 10/10/07	8,386,000
		8,374,951

Total Asset-Backed Commercial Paper (Cost $543,450,533)		543,450,533

Certificates of Deposit (11.2%)
Banks — Domestic (4.3%)
State Street Corp.
5.67%, 12/17/07	30,000,000	30,000,000
5.45%, 12/18/07	35,000,000	35,000,000
5.38%, 02/25/08	10,000,000	10,000,000
Wachovia Corp., 5.40%, 03/28/08	20,000,000	20,000,000

		95,000,000

Banks — Foreign (6.9%)
Bank of Ireland, 5.44%, 06/16/08	23,000,000	23,000,000
Barclays Bank PLC
5.35%, 05/05/08	20,000,000	20,000,000
5.42%, 08/06/08	30,000,000	30,000,000
HBOS Treasury Services PLC, 5.40%, 06/13/08	20,000,000	20,000,000
Natixis
5.40%, 04/08/08(b)	20,000,000	20,000,501
5.38%, 05/22/08	15,000,000	15,000,000
Svenska Handelsbanken, Inc., 5.37%, 11/13/07	25,000,000	25,000,147

		153,000,648

Total Certificates of Deposit (Cost $248,000,648)		248,000,648

Commercial Paper (38.8%)
Agricultural Services (1.3%)
Cargill, Inc.
5.66%, 10/05/07	20,000,000	19,987,422
5.39%, 10/12/07	8,000,000	7,986,825

		27,974,247

Banks — Domestic (6.0%)
Bank Of America Corp.
5.51%, 10/09/07	14,500,000	14,482,246
5.36%, 10/12/07	19,045,000	19,013,809
5.33%, 10/26/07	15,000,000	14,944,479
5.42%, 11/08/07	1,420,000	1,411,876
5.28%, 01/18/08	10,000,000	9,840,133
5.23%, 03/14/08	6,000,000	5,856,175
KBC Financial Products International Ltd.
5.57%, 10/01/07	28,000,000	28,000,000
5.67%, 11/07/07	29,275,000	29,104,400
5.58%, 12/12/07	11,069,000	10,945,470

		133,598,588

Banks — Foreign (7.3%)
Anz National (Int’l) Ltd.
5.75%, 10/10/07	9,100,000	9,086,919
5.45%, 10/19/07	15,631,000	15,588,406
Bank of Ireland, 5.19%, 10/04/07(c)	30,000,000	29,987,038
Dresdner US Finance, Inc., 5.65%, 10/04/07	20,000,000	19,990,583
Kommunalkredit Austria
5.68%, 10/29/07	2,450,000	2,439,176
5.20%, 11/19/07	20,000,000	19,858,444
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide NVIT Money Market Fund

	Principal
	Amount	Value
Commercial Paper (continued)
Banks — Foreign (continued)
Natexis Banques Populaires Usf, Llc, 5.48%, 10/05/07	$35,000,000	$34,978,689
Societe Generale North Americana, 5.10%, 10/01/07	8,843,000	8,843,000
Svenska Handelsbank, Inc., 5.47%, 11/06/07	4,700,000	4,674,291
UBS Finance (Delaware) LLC, 5.17%, 11/05/07(c)	15,870,000	15,790,308

		161,236,854

Banks — Mortgage (2.3%)
Northern Rock PLC
5.25%, 10/05/07(c)	12,700,000	12,692,591
5.26%, 10/09/07	17,195,000	17,174,860
5.26%, 10/10/07	20,000,000	19,973,700

		49,841,151

Building Society (3.2%)
Nationwide Building Society, 5.52%, 10/22/07	2,000,000	1,993,560
Yorkshire Building Society
5.20%, 10/18/07	21,700,000	21,646,690
5.43%, 12/06/07	25,000,000	24,751,125
5.70%, 12/14/07	10,000,000	9,882,833
5.23%, 12/18/07	13,568,000	13,414,252

		71,688,460

Financial Services (13.8%)
Alliance & Leicester PLC
5.75%, 10/19/07	1,000,000	997,125
5.52%, 12/04/07	25,000,000	24,754,667
5.56%, 01/14/08	25,000,000	24,594,583
American Express Credit Corp., 5.32%, 10/29/07	3,253,000	3,239,540
American General Finance Corp.
5.35%, 10/18/07	30,154,000	30,077,819
5.35%, 11/09/07(c)	12,376,000	12,304,271
Citigroup, Inc.
5.26%, 10/31/07	30,000,000	29,868,500
5.25%, 01/23/08	20,000,000	19,667,500
5.30%, 03/24/08	20,000,000	19,484,722
Fortis Funding LLC
5.43%, 10/02/07	20,000,000	19,996,983
5.72%, 10/10/07	15,000,000	14,978,550
4.93%, 10/30/07	2,427,000	2,417,362
4.98%, 11/02/07	10,000,000	9,955,733
5.45%, 01/10/08	20,000,000	19,694,195
Ing U.S. Funding
4.98%, 10/31/07	4,553,000	4,534,105
5.59%, 11/05/07	4,150,000	4,127,466
5.42%, 11/28/07	6,036,000	5,983,292
5.36%, 11/30/07	35,000,000	34,687,333
5.30%, 12/05/07	4,000,000	3,961,722
JP Morgan Chase & Co., 5.00%, 02/22/08	15,000,000	14,700,000
Rabobank USA Fin. Corp., 5.45%, 10/12/07	4,626,000	4,618,297

		304,643,765

Motor Vehicle Parts and Accessories (3.1%)
Toyota Motor Credit Corp.
5.28%, 12/21/07	8,000,000	7,904,960
5.20%, 02/04/08	11,250,000	11,045,250
5.20%, 02/07/08	15,000,000	14,720,500
5.20%, 02/08/08	21,689,000	21,281,729
5.20%, 02/11/08	15,000,000	14,711,833

		69,664,272

Personal Credit Institutions (1.8%)
General Electric Capital Corp.
5.88%, 10/17/07(b)	8,000,000	8,000,000
5.10%, 02/15/08	18,000,000	17,650,650
5.15%, 04/08/08(c)	15,362,000	14,944,858

		40,595,508

Total Commercial Paper (Cost $859,242,845)		859,242,845

Corporate Bonds (8.6%)
Asset-Backed — Domestic (1.4%)(a)
Harrier Financial Funding LLC, 5.35%, 05/07/08	30,000,000
		30,000,000

Asset-Backed — Yankee (2.9%)
HSBC Personal Crecit Institute, 5.30%, 02/08/08	15,000,000	14,712,917
Sigma Finance, Inc.
5.32%, 10/05/07(b)(a)	15,000,000	14,999,983
5.34%, 04/17/08(a)	15,000,000	15,000,000
5.43%, 08/05/08	10,000,000	10,000,000
Stanfield Victoria Funding, 5.40%, 07/23/08	10,000,000	10,000,000

		64,712,900

Motor Vehicle Parts and Accessories (1.6%)(b)
American Honda Finance, 5.36%, 08/06/08	35,000,000
		35,000,000

Security Brokers & Dealers (2.7%)
Goldman Sachs Group, Inc.
5.42%, 06/04/08	30,000,000	30,000,000
5.36%, 08/22/08(b)	30,000,000	30,000,000

		60,000,000

Total Corporate Bonds (Cost $189,712,900)		189,712,900

Floating Rate Notes (13.9%)
Asset-Backed — CDO (0.7%)(b)
Commodore CDO I Ltd., 5.78%, 12/10/07	16,095,480
		16,095,480

Asset-Backed — Yankee (4.4%)(b)
K2 (USA) LLC(a)
5.32%, 10/24/07	30,000,000	29,999,811
5.32%, 10/26/07	15,000,000	14,999,884
Premier Asset Collateralized Entity LLC, 5.34%, 06/25/08	32,000,000	31,999,414
Stanfield Victoria Funding LLC
5.10%, 11/26/07	5,000,000	4,999,848
5.12%, 07/24/08(a)	15,000,000	14,999,433

		96,998,390

Banks — Domestic (0.8%)(b)
Wells Fargo & Co., 5.78%, 01/02/08	17,000,000
		17,000,000

Banks — Foreign (3.8%)(b)
Bank Of Ireland, 5.36%, 08/15/08	20,000,000	20,000,000
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide NVIT Money Market Fund

	Shares or
	Principal
	Amount	Value
Floating Rate Notes (continued)
Banks — Foreign(b) (continued)
HBOS Treasury Services PLC
5.58%, 11/20/07	$22,000,000	$22,000,000
5.79%, 12/07/11(a)	10,000,000	10,000,000
Kommunalkredit Austria, 5.16%, 10/21/08(a)	22,500,000	22,500,000
Lloyds TSB Group PLC, 5.66%, 06/05/12(a)	10,000,000	10,000,000

		84,500,000

Banks — Mortgage (0.6%)(a) (b)
Northern Rock PLC, 5.81%, 07/08/08	12,500,000	12,500,000

Insurance (1.2%)(b)
Allstate Life Global Funding
5.16%, 07/25/08(a)	12,500,000	12,500,000
5.89%, 08/07/08	15,000,000	15,000,000

		27,500,000

Personal Credit Institutions (0.2%)(c)
General Electric Capital Corp., 5.21%, 12/18/07	4,099,000	4,052,729

Security Brokers & Dealers (2.2%)(b)
Bear Stearns Cos., Inc., 5.80%, 08/13/08	20,000,000	20,000,000
Morgan Stanley Dean Witter & Co., 5.85%, 08/01/08(a)	30,000,000	30,000,000

		50,000,000

Total Floating Rate Notes (Cost $308,646,599)		308,646,599

Municipal Bonds (2.5%)
Florida (2.5%)
Florida Hurricane Catastrophe, 5.96%, 08/15/11(b)	40,000,000	40,000,000
Sunshine State Government Financing Commission, 5.40%, 10/02/07	15,609,000	15,606,659

Total Municipal Bonds (Cost $55,606,659)		55,606,659

Total Investments (Cost $2,204,660,184) (d) — 99.6%		2,204,660,184
Other assets in excess of liabilities — 0.4%		8,555,427

NET ASSETS — 100.0%		$2,213,215,611

(a)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2007. The maturity date represents the actual maturity date.

(c)	The rate reflected in the Statement of Investments is the effective yield as of September 30, 2007.

(d)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

CDO	Collateralized Debt Obligation
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Nationwide NVIT Money Market Fund II

	Principal
	Amount	Value
Asset-Backed Commercial Paper (6.1%)
Asset-Backed — Trade & Term Receivables (6.1%)
Golden Funding Corp., 5.22%, 10/02/07	$7,500,000	$7,498,912
Old Line Funding Corp., 5.27%, 10/11/07	7,000,000	6,989,753
Total Asset-Backed Commercial Paper (Cost $14,488,665)		14,488,665

Commercial Paper (99.5%)
Agricultural Services (4.1%)
Cargill Inc., 5.10%, 10/01/07	9,700,000	9,700,000

Asset-Backed — Trade & Term Receivables (3.5%)
Falcon Asset Securitization, 5.25%, 10/11/07	7,200,000	7,189,500
Kitty Hawk Funding Corp., 5.18%, 10/10/07	1,286,000	1,284,335

		8,473,835

Banks — Domestic (12.7%)
Bank Of America Corp., 4.90%, 10/03/07	7,000,000	6,998,094
Citicorp, 4.90%, 10/12/07	7,200,000	7,189,220
KBC Financial Products International Ltd., 5.00%, 10/01/07	9,000,000	9,000,000
State Street Corp.
4.78%, 10/04/07	4,200,000	4,198,327
4.90%, 10/05/07	3,000,000	2,998,367

		30,384,008

Banks — Foreign (10.1%)
Abbey National N.A., 4.80%, 10/04/07	5,000,000	4,998,002
Societe Generale North Americana, 5.00%, 10/01/07	9,700,000	9,700,000
UBS Finance (DE) LLC, 4.75%, 10/01/07	9,600,000	9,600,000

		24,298,002

Banks — Mortgage (7.4%)
Federal Home Loan Bank System, 4.55%, 10/10/07	8,100,000	8,090,786
Federal Home Loan Mortgage Corp., 4.40%, 10/01/07	9,700,000	9,700,000

		17,790,786

Financial Services (15.1%)
American Express Credit Corp, 4.70%, 10/01/07	8,600,000	8,600,000
American Express Credit Corp., 4.70%, 10/10/07	1,000,000	998,825
Fortis Funding LLC, 4.89%, 10/12/07	7,200,000	7,189,242
Prudential Funding
5.00%, 10/01/07	5,000,000	5,000,000
4.70%, 10/02/07	4,700,000	4,699,386
Rabobank U.S.A Finance Corp.
4.84%, 10/01/07	4,300,000	4,300,000
4.75%, 10/04/07	5,400,000	5,397,863

		36,185,316

Groceries and Related Products (1.8%)
Sysco Corp., 5.00%, 10/01/07	4,274,000	4,274,000

Industrial Machinery & Equipment (6.8%)
Danaher Corp., 5.00%, 10/01/07	9,000,000	9,000,000
Illinois Tool Works, 4.75%, 10/01/07	7,200,000	7,200,000

		16,200,000

Insurance (2.7%)
Allianz Finance Corp., 4.80%, 10/04/07	6,500,000	6,497,400

Malt Beverages (4.0%)
Anheuser-Busch, 4.73%, 10/01/07	9,700,000	9,700,000

Newspapers (8.1%)
E.W. Scripps Company, 4.80%, 10/01/07	9,700,000	9,700,000
Mcgraw-Hill Companies, Inc., 5.18%, 10/01/07	9,700,000	9,700,000

		19,400,000

Personal Credit Institutions (18.1%)
American General Finance Corp.
4.95%, 10/02/07	2,700,000	2,699,629
4.79%, 10/10/07	7,000,000	6,991,617
American Honda Finance Corp., 4.75%, 10/03/07	7,500,000	7,498,021
General Electric Capital Corp.
4.70%, 10/01/07	4,700,000	4,700,000
4.72%, 10/10/07	5,000,000	4,994,100
John Deere Capital Corp, 4.98%, 10/02/07	8,235,000	8,233,861
Toyota Motor Credit Corp., 5.15%, 10/02/07	8,200,000	8,198,827

		43,316,055

Retail (1.3%)
Pitney-Bowes, Inc., 5.00%, 10/02/07	3,200,000	3,199,556

Transportation (3.8%)
NetJets, Inc.
4.77%, 10/02/07	2,000,000	1,999,735
4.75%, 10/04/07	7,200,000	7,197,150
		9,196,885

Total Commercial Paper (Cost $238,615,843)		238,615,843
Total Investments (Cost $253,104,508)(a) — 105.6%		253,104,508
Liabilities in excess of other assets — (5.6)%		(13,317,913)

NET ASSETS — 100.0%		$239,786,595

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
J.P. Morgan NVIT Balanced Fund

	Shares	Value
Common Stocks — Long positions (66.7%)
Australia (0.6%)(a)
Airline— 0.1%
Qantas Airways Ltd.	32,108	$158,590

Capital Markets— 0.1%
Macquarie Bank Ltd.	2,174	162,202

Commercial Bank— 0.1%
Australia & New Zealand Banking Group Ltd.	8,573	225,256

Commercial Services & Supplies— (0.1)%
Brambles Ltd.	3,062	40,003

Industrial Conglomerate— 0.1%
Wesfarmers Ltd.	3,538	131,306

Metals & Mining— 0.0%
International Ferro Metals Ltd.*	28,312	60,760

Multi-Utility— 0.1%
AGL Energy Ltd.	14,121	198,374

Oil, Gas & Consumable Fuels— 0.1%
Australian Worldwide Exploration Limited*	27,629	84,268
Woodside Petroleum Ltd.	1,718	76,156

		160,424

Transportation Infrastructure— 0.1%
Macquarie Infrastructure Group	36,150	99,734

		1,236,649

Austria (0.3%)(a)
Diversified Telecommunication Services— 0.1%
Telekom Austria AG	7,166	187,676

Machinery— 0.1%
Andritz AG	1,496	103,386

Oil, Gas & Consumable Fuels— 0.1%
OMV AG	3,555	237,701

		528,763

Belgium (0.1%)(a)
Chemicals— 0.0%
Solvay SA	366	53,075

Diversified Financial Services— 0.1%
Fortis	2,463	72,612
Fortis NV	1,613	47,548

		120,160

		173,235

Bermuda (1.0%)
Consumer Goods— 0.0%
Helen of Troy Ltd. — BM*	500	9,655

Electronic Equipment & Instruments— 0.2%
Tyco Electronics Ltd.	8,500	301,155

Energy Equipment & Services— 0.0%
Nabors Industries Ltd. ADR — BM*	200	6,154

Health Care Equipment & Supplies— 0.2%
Covidien Ltd.	8,800	365,200

Insurance— 0.4%
ACE Ltd. ADR — BM	5,570	337,375
Argo Group International Holdings, Ltd. — BM*	453	19,710
Aspen Insurance Holdings Ltd. — BM	1,000	27,910
Axis Capital Holdings Limited	7,100	276,261
Platinum Underwriters Holdings Ltd. — BM	700	25,172
Renaissancere Holdings Ltd.	1,500	98,115

		784,543

IT Services— 0.2%
Accenture Ltd. — BM	8,750	352,188

Machinery— 0.1%
Ingersoll Rand Co. Ltd., Class A ADR — BM	2,200	119,834

Service Company— 0.0%
Genpact Ltd.*	2,400	40,680

Wireless Telecommunication Services— 0.0%
Intelsat Bermuda Ltd.	10,000	10,375

		1,652,409

Canada (0.0%)
Pharmaceutical— 0.0%
Cardiome Pharma Corp.*	925	8,732

Cayman Islands (0.1%)
Food Products— 0.1%
Herbalife Ltd.	2,050	93,193

Wireless Telecommunication Services— 0.0%(a)
Hutchison Telecommunications International Ltd.	46,858	64,921

		158,115

Denmark (0.2%)(a)
Beverages— 0.1%
Carlsberg	1,444	197,138
Carlsberg AG	119	15,458

		212,596

Pharmaceutical— 0.1%
Novo-Nordisk	1,220	147,564

		360,160

Finland (0.4%)(a)
Communications Equipment— 0.3%
Nokia OYJ	14,771	560,406

Industrial Conglomerate— 0.1%
Ruukki Group OYJ	30,601	125,073

		685,479

France (1.5%)(a)
Automobiles— 0.1%
Renault SA	1,735	251,726

Chemicals— 0.1%
Arkema*	2,275	138,355
Rhodia SA (Euronext)*	2,370	86,282

		224,637

Commercial Banks— 0.3%
BNP Paribas	2,682	293,477
Credit Agricole SA	1,362	52,124
Societe Generale	676	113,732

		459,333

Construction Materials— 0.1%
Lafarge SA	750	116,225

Diversified Telecommunication Services— 0.0%

Neuf Cegetel	910	39,842

Electrical Equipment— 0.1%
Schneider Electric SA	1,122	141,658

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
J.P. Morgan NVIT Balanced Fund

	Shares	Value
Common Stocks — Long positions (continued)
France(a) (continued)
Insurance— 0.1%
Axa	5,873	$262,991

IT Services— 0.1%
Capgemini SA	1,606	98,786

Media— 0.1%
Vivendi Universal SA	4,710	199,005

Multi-Utility— 0.2%
Suez SA	5,288	310,724

Multiline Retail— 0.0%
PPR SA	111	20,877

Oil, Gas & Consumable Fuels— 0.2%
Total SA	5,341	432,754

Pharmaceutical— 0.0%
Sanofi-Aventis	232	19,659

Wireless Telecommunication Services— 0.1%
Bouygues SA	2,608	225,016

		2,803,233

Germany (1.4%)(a)
Airline— 0.1%
Deutsche Lufthansa AG	6,096	175,559

Automobiles— 0.2%
Daimler Chrysler AG	654	65,582
Porsche AG	68	145,028
Volkswagen AG, Preferred Shares	1,758	240,960

		451,570

Capital Markets— 0.1%
Deutsche Bank AG	1,079	138,567

Chemicals— 0.3%
Bayer AG	2,517	199,681
Lanxess	3,318	157,002
Symrise AG*	6,975	184,634
Wacker Chemie AG	134	31,474

		572,791

Electric Utility— 0.2%
E. On AG	2,315	426,595

Insurance— 0.3%
Allianz AG	1,349	314,193
Hannover Rueckversicherung AG	203	10,279
Muenchener Rueckversicherungs AG	1,153	220,700

		545,172

Media— 0.0%
ProsiebenSAT.1 Media AG	566	17,796

Metals & Mining— 0.2%
Thyssenkrupp AG	5,026	318,972

		2,647,022

Greece (0.3%)(a)
Commercial Banks— 0.2%
Alpha Bank AE	2,934	101,943
National Bank of Greece SA	2,474	157,805
Piraeus Bank SA	3,913	139,527

		399,275

Diversified Financial Services— 0.1%
Marfin Investment Group S.A.	13,399	127,318

Metals & Mining— 0.0%
Corinth Pipeworks SA*	1,269	11,587
Sidenor Steel Production & Manufacturing Co.	3,711	76,587

		88,174

		614,767

Hong Kong (0.3%)(a)
Real Estate Management & Development— 0.2%
Henderson Land Development Co.	17,281	136,542
Swire Pacific Ltd.	17,000	205,630

		342,172

Specialty Retail— 0.1%
Esprit Holdings Ltd.	9,435	149,513

		491,685

Ireland (0.2%)
Commercial Banks— 0.1%
Anglo Irish Bank Corp. PLC(a)	6,362	120,580
Bank of Ireland	8,255	153,858

		274,438

Construction Materials— 0.1%(a)
CRH PLC	4,040	159,845

Food Products— 0.0%(a)
GreenCore Group PLC	6,325	41,093

		475,376

Italy (0.4%)
Automobiles— 0.1%(a)
Fiat SpA	6,833	206,389

Commercial Banks— 0.2%
Banco Popolare Scarl	4,822	108,010
UniCredito Italiano SpA(a)	29,123	249,290

		357,300

Diversified Financial Services— 0.0%(a)
Azimut Holding SpA	185	2,850

Oil, Gas & Consumable Fuels— 0.1%(a)
Eni SpA	4,240	156,557

		723,096

Japan (2.9%)(a)
Automobiles— 0.2%
Toyota Motor Corp.	6,400	374,464

Building Products— 0.3%
Daikin Industries Ltd.	5,682	272,519
Nippon Sheet Glass Co. Ltd.	32,000	194,496

		467,015

Chemicals— 0.2%
Kaneka Corp.	9,000	75,396
Shin-Etsu Chemical Co. Ltd.	2,300	158,260
Showa Denko KK	1,000	3,770
UBE Industries Ltd.	53,000	187,005

		424,431

Commercial Banks— 0.2%
Mitsubishi UFJ Financial Group, Inc.	27	239,686
Sumitomo Mitsui Financial Group, Inc.	13	100,870

		340,556

Computers & Peripherals— 0.0%
Hitachi Information Systems Ltd.	1,500	32,164

Consumer Finance— 0.1%
ORIX Corp.	630	142,794

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
J.P. Morgan NVIT Balanced Fund

	Shares	Value
Common Stocks — Long positions (continued)
Japan(a) (continued)
Diversified Telecommunication Services— 0.2%
Nippon TeleGraph & Telephone Corp.	65	$302,049

Electric Utilities— 0.1%
Kansai Electric Power Co., Inc.	3,800	86,692
Tokyo Electric Power Co., Inc.	7,200	181,428

		268,120

Electrical Equipment— 0.1%
Mitsubishi Electric Corp.	20,000	249,539

Electronic Equipment & Instruments— 0.1%
Kyocera Corp.	700	65,281
Taiyo Yuden Co. Ltd.	2,000	39,415

		104,696

Food Products— 0.0%
Ajinomoto Co., Inc.	7,000	87,447

Gas Utility— 0.0%
Tokyo Gas Co. Ltd.	4,196	19,478

Household Durables— 0.1%
Matsushita Electric Industrial Co. Ltd.	10,000	185,793
Sony Corp.	1,000	48,077

		233,870

Household Products— 0.0%
Uni-Charm Corp.	700	42,862

IT Services— 0.1%
NTT Data Corp.	42	186,657

Leisure Equipment & Products— 0.1%
Fuji Photo Film Co. Ltd.	2,000	91,900

Marine— 0.1%
Kawasaki Kisen Kaisha Ltd.	6,000	87,602

Metals & Mining— 0.2%
JFE Holdings, Inc.	4,400	310,355
Mitsubishi Materials Corp.	7,000	43,254

		353,609

Oil, Gas & Consumable Fuels— 0.0%
Nippon Metals & Mining Holdings, Inc.	8,500	84,761

Personal Products— 0.1%
Shiseido Co. Ltd.	10,000	221,659

Pharmaceutical— 0.1%
Daiichi Sankyo Co. Ltd.	5,700	170,906

Real Estate Management & Development— 0.1%
Tokyu Land Corp.	20,000	199,671

Semiconductors & Semiconductor Equipment— 0.1%
NEC Electrical Components & Equipment Corp.*	4,300	123,103
Sumco Corp.	1,900	76,883

		199,986

Specialty Retail— 0.1%
Nitori Co. Ltd.	2,800	132,243

Tobacco— 0.1%
Japan Tobacco, Inc.	49	268,764

Trading Companies & Distributors— 0.1%
Mitsui & Co. Ltd.	10,000	241,870

Wireless Telecommunication Services— 0.1%

Softbank Corp.	5,600	102,839

		5,431,952

Liberia (0.1%)
Hotels, Restaurants & Leisure— 0.1%
Royal Caribbean Cruises Ltd.	4,000	156,120

Netherlands (0.2%)(a)
Air Freight & Logistics— 0.1%
TNT NV	6,522	273,199

Commercial Bank— 0.1%
ABN AMRO Holding NV	2,740	143,980

Commercial Services & Supplies— 0.0%
Usg People N.V.	722	20,565

Diversified Telecommunication Services— 0.0%
Koninklijke KPN NV	777	13,464

		451,208

Niger (0.0%)
Metals & Mining— 0.0%
Vimetco NV GDR(c)	5,277	47,493

Norway (0.1%)(a)
Industrial Conglomerate— 0.1%
Orkla ASA	10,282	183,464

Panama (0.0%)
Airline— 0.0%
Copa Holdings SA	1,550	62,077

Puerto Rico (0.0%)
Commercial Bank— 0.0%
W Holding Co., Inc.	1,600	3,584

Republic of Korea (0.1%)
Bank— 0.1%
Woori Bank(c)	135,000	127,267

Singapore (0.2%)(a)
Diversified Financial Services— 0.0%
Singapore Exchange Ltd.	10,293	89,121

Diversified Telecommunication Services— 0.1%
Singapore Telecommunications Ltd.	45,900	124,036

Electronic Equipment & Instruments— 0.1%
Venture Corp. Ltd.	9,000	99,816

		312,973

Spain (0.5%)(a)
Commercial Banks— 0.1%
Banco Bilbao Vizcaya Argentaria SA	11,831	277,470
Banco Santander Central Hispano SA	1,316	25,627

		303,097

Construction & Engineering— 0.1%
ACS, Actividades de Construccion y Servicios SA	1,769	97,513

Diversified Telecommunication Services— 0.3%
Telefonica SA	18,155	507,166

		907,776

Sweden (0.4%)(a)
Commercial Banks— 0.1%
Skandinaviska Enskilda Banken AB	6,339	205,984
Svenska Handelsbanked AB, A Shares	834	25,803

		231,787

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
J.P. Morgan NVIT Balanced Fund

	Shares	Value
Common Stocks — Long positions (continued)
Sweden(a) (continued)
Communications Equipment— 0.1%
Telefonakitiebolaget LM Ericsson, B Shares	35,895	$142,945

Machinery— 0.1%
Atlas Copco AB, B Shares	11,498	183,270

Metals & Mining— 0.1%
Ssab Svenskt Stal AB, Series B	3,796	129,007

		687,009

Switzerland (0.8%)(a)
Capital Markets— 0.2%
Credit Suisse Group	3,836	255,010
UBS AG	434	23,323

		278,333

Construction Materials— 0.0%
Holcim Ltd.	746	82,302

Electrical Equipment— 0.1%
ABB Ltd.	3,874	101,647

Food Products— 0.1%
Nestle SA	447	200,429

Insurance— 0.1%
Swiss Reinsurance	1,867	166,066
Zurich Financial Services AG	243	72,861

		238,927

Pharmaceutical— 0.2%
Roche Holding AG	2,400	434,666

Textiles, Apparel & Luxury Goods— 0.1%
Compagnie Finaciere Richemont AG	2,372	156,912

		1,493,216

United Kingdom (3.1%)(a)
Beverages— 0.0%
Greene King PLC	4,160	75,061

Capital Markets— 0.1%
Amvescap PLC	1,715	23,165
Man Group PLC	21,884	247,882

		271,047

Commercial Banks— 0.6%
Barclays PLC	21,444	260,653
HBOS PLC	10,197	190,802
HSBC Holdings PLC	15,428	284,887
Royal Bank of Scotland Group PLC	27,761	299,506

		1,035,848

Commercial Services & Supplies— 0.0%
Michael Page International PLC	6,777	57,238

Food & Staples Retailing— 0.1%
Tesco PLC	17,170	153,886

Hotels, Restaurants & Leisure— 0.1%
Compass Group PLC	28,234	174,079

Household Durables— 0.1%
Persimmon PLC	2,624	51,491
Taylor Woodrow PLC	34,174	192,928

		244,419

Household Products— 0.1%
Reckitt Benckiser PLC	3,467	203,233

Industrial Conglomerate— 0.1%
Cookson Group PLC	11,348	177,265

Insurance— 0.2%
Aviva PLC	9,015	135,154
Beazley Group PLC	45,251	169,577

		304,731

Media— 0.1%
Pearson PLC	7,161	110,799
Taylor Nelson Sofres PLC	30,967	142,435

		253,234

Metals & Mining— 0.0%
Vedanta Resources PLC	641	26,502

Multi-Utility— 0.2%
Centrica PLC	39,400	306,164

Multiline Retail— 0.2%
Marks & Spencer Group PLC	22,512	283,100
Next PLC	3,620	145,112

		428,212

Oil, Gas & Consumable Fuels— 0.5%
BG Group PLC	2,971	51,322
BP PLC	50,391	582,830
Royal Dutch Shell PLC, A Shares	866	35,530
Royal Dutch Shell PLC, B Shares	7,078	290,978

		960,660

Pharmaceuticals— 0.4%
AstraZeneca PLC	4,991	249,779
GlaxoSmithKline PLC	13,553	359,430
Shire PLC	9,511	233,101

		842,310

Tobacco— 0.1%
Imperial Tobacco Group PLC	2,100	96,007

Trading Companies & Distributors— 0.1%
Wolseley PLC	11,418	192,752

Wireless Telecommunication Services— 0.1%
Vodafone Group PLC	30,287	109,158

		5,911,806

United States (51.4%)
Aerospace & Defense— 1.8%
Boeing Co. (The)	3,300	346,467
General Dynamics Corp.	4,240	358,153
Honeywell International, Inc.	6,050	359,794
Lockheed Martin Corp.	3,805	412,804
Northrop Grumman Corp.	6,900	538,200
Orbital Sciences Corp.*	4,000	88,960
Raytheon Co.	6,410	409,086
United Technologies Corp.	10,300	828,944

		3,342,408

Air Freight & Logistics— 0.0%
Pacer International, Inc.	4,500	85,725

Airlines— 0.2%
Continental Airlines, Class B*	5,535	182,821
UAL Corp.*	2,220	103,297
US Airways Group, Inc.*	2,400	63,000

		349,118

Auto Components— 0.7%
Aftermarket Technology Corp.*	2,700	85,698
ArvinMeritor, Inc.	1,825	30,697
B.F. Goodrich Co. (The)	4,400	300,212
Drew Industries, Inc.*	1,200	48,816
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
J.P. Morgan NVIT Balanced Fund

	Shares	Value
Common Stocks — Long positions (continued)
United States (continued)
Johnson Controls, Inc.	6,850	$809,053

		1,274,476

Automobiles— 0.1%
Midas, Inc.*	4,500	84,915
Monaco Coach Corp.	3,200	44,896

		129,811

Bank— 0.1%(b)
BNP Paribas	100,000	99,462

Beverages— 0.2%
Coca-Cola Co.	7,400	425,278

Biotechnology— 0.6%
Alkermes, Inc.*	925	17,020
Amgen, Inc.*	9,100	514,787
Biogen, Inc.*	4,900	325,017
Cephalon, Inc.*	100	7,306
Exelixis, Inc.*	3,300	34,947
Gilead Sciences, Inc.*	4,100	167,567
InterMune, Inc.*	200	3,826
Martek Biosciences Corp.*	175	5,080
Medivation, Inc.*	500	10,025
Nektar Therapeutics*	1,550	13,687
Telik, Inc.*	500	1,455
Theravance, Inc.*	400	10,436
United Therapeutics Corp.*	350	23,289

		1,134,442

Capital Markets— 0.1%
Affiliated Managers Group, Inc.*	600	76,506
Bear Stearns Cos., Inc. (The)	200	24,562
Federated Investors, Inc., Class B	1,700	67,490
Labranche & Co., Inc.*	300	1,404
Lehman Brothers Holding, Inc.	300	18,519

		188,481

Chemicals— 1.1%
Air Products & Chemicals, Inc.	2,100	205,296
C.F. Industries Holdings, Inc.	2,100	159,411
Celanese Corp.	2,450	95,501
Dow Chemical Co. (The)	13,000	559,780
Innospec, Inc.	1,600	36,448
Praxair, Inc.	2,100	175,896
Rohm & Haas Co.	9,100	506,597
Spartech Corp.	1,000	17,060
Terra Industries, Inc.*	9,050	282,903

		2,038,892

Commercial Banks— 1.9%
1st Source Corp.	220	5,038
BancFirst Corp.	2,625	117,784
City Holding Co.	800	29,128
Comerica, Inc.	2,300	117,944
Commerce Bancshares, Inc.	315	14,455
FNB Corp.	400	12,036
Great Southern Bancorp, Inc.	2,600	64,584
Horizon Financial Corp.	1,075	21,801
Lakeland Financial Corp.	200	4,622
PNC Bank Corp.	1,775	120,877
Simmons First National Corp., Class A	2,925	77,044
Suffolk Bancorp	1,525	48,892
SunTrust Banks, Inc.	1,400	105,938
Taylor Capital Group, Inc.	1,000	27,930
TCF Financial Corp.	11,750	307,615
U.S. Bancorp	13,300	432,649
Wachovia Corp.	20,497	1,027,925
Wells Fargo & Co.	27,500	979,550
Zions Bancorp	1,400	96,138

		3,611,950

Commercial Services & Supplies— 0.3%
Administaff, Inc.	2,000	72,600
Allied Waste Industries, Inc.*	6,750	86,062
CompX International, Inc.	1,025	20,070
Deluxe Corp.	700	25,788
Diamond Management & Technology Consultants, Inc.	6,500	59,800
Manpower, Inc.	1,050	67,568
R. R. Donnelley & Sons Co.	2,250	82,260
Standard Parking Corp.*	200	7,958
Standard Register Co.	6,800	86,428
Steelcase, Inc.	300	5,394

		513,928

Communications Equipment— 1.4%
ADTRAN, Inc.	800	18,424
Avocent Corp.*	800	23,296
Black Box Corp.	1,825	78,037
Cisco Systems, Inc.*	37,900	1,254,869
CommScope, Inc.*	600	30,144
Corning, Inc.	22,100	544,765
Juniper Networks, Inc.*	400	14,644
QUALCOMM, Inc.	14,400	608,544
Tellabs, Inc.*	4,800	45,696

		2,618,419

Computers & Peripherals— 2.5%
Apple, Inc.*	3,500	537,390
Dell, Inc.*	16,400	452,640
EMC Corp.*	4,800	99,840
Emulex Corp.*	5,675	108,790
Hewlett-Packard Co.	28,475	1,417,770
Imation Corp.	2,225	54,579
International Business Machines Corp.	15,190	1,789,382
NCR Corp.*	1,200	59,760
Varian Semiconductor Equipment Associates., Inc.*	2,010	107,575
Western Digital Corp.*	3,800	96,216

		4,723,942

Construction & Engineering— 0.0%
Emcor Group, Inc.*	2,550	79,968

Construction Materials— 0.0%
Headwaters, Inc.*	200	2,976

Consumer Finance— 0.2%
AmeriCredit Corp.*	4,450	78,231
Capital One Financial Corp.	4,900	325,507
Credit Acceptance Corp*	249	5,752
Dollar Financial Corp.*	1,364	38,915
World Acceptance Corp.*	600	19,848

		468,253

Consumer Goods— 0.1%
Tempur-Pedic International, Inc.	3,200	114,400

Containers & Packaging— 0.1%
Graphic Packaging Corp.*	12,675	57,291
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
J.P. Morgan NVIT Balanced Fund

	Shares	Value
Common Stocks — Long positions (continued)
United States (continued)
Smurfit-Stone Container Corp.*	5,150	$60,152

		117,443

Distributor— 0.2%
ProLogis Trust	5,060	335,731

Diversified Consumer Services— 0.1%
Coinstar, Inc.*	2,300	73,991
Sotheby’s Holdings, Inc.	2,500	119,475

		193,466

Diversified Financial Services— 4.3%
Bank of America Corp.	38,950	1,958,016
Bank of New York Mellon Corp.	10,175	449,125
CIT Group, Inc.	8,900	357,780
Citigroup, Inc.	43,250	2,018,477
CME Group, Inc.	200	117,470
Discovery Financial Services	2,845	59,176
Franklin Resources, Inc.	2,550	325,125
Goldman Sachs Group, Inc.	2,460	533,180
Merrill Lynch & Co., Inc.	8,870	632,254
Morgan Stanley	16,940	1,067,220
State Street Corp.	4,700	320,352
TD Ameritrade Holding Corp.*	12,100	220,462

		8,058,637

Diversified Telecommunication Services— 2.0%
AT&T, Inc.	53,410	2,259,777
CenturyTel, Inc.	1,830	84,583
Citizens Communications Co.	2,100	30,072
Embarq Corp.	1,697	94,353
Qwest Communications International, Inc.*	15,450	141,522
Verizon Communications, Inc.	25,800	1,142,424

		3,752,731

Electric Utilities— 1.6%
American Electric Power Co., Inc.	8,400	387,072
Edison International	18,450	1,023,052
El Paso Electric Co.*	1,000	23,130
FirstEnergy Corp.	12,590	797,451
FPL Group, Inc.	4,100	249,608
Gilead Sciences, Inc.	7,100	202,847
Mirant Corp.*	2,150	87,462
Portland General Electric Co.	900	25,020
Sierra Pacific Resources	13,500	212,355
Westar Energy, Inc.	800	19,648

		3,027,645

Electrical Equipment— 0.1%
Acuity Brands, Inc.	1,450	73,196
Rockwell International Corp.	800	55,608

		128,804

Electronic Equipment & Instruments— 0.2%
Avnet, Inc.*	2,250	89,685
Coherent, Inc.*	3,125	100,250
Methode Electronics	7,900	118,895
Mettler Toledo International, Inc.*	300	30,600
MTS Systems Corp.	3,025	125,840
Sanmina Corp.*	10,400	22,048
Tech Data Corp.*	100	4,012

		491,330

Energy Equipment & Services— 0.4%
Baker Hughes, Inc.	4,100	370,517
BJ Services Co.	2,400	63,720
Halliburton Co.	1,500	57,600
National-OilWell, Inc.*	850	122,825
Patterson-UTI Energy, Inc.	2,000	45,140
Tidewater, Inc.	1,300	81,692

		741,494

Entertainment— 0.5%
Walt Disney Co. (The)	30,360	1,044,080

Environmental— 0.0%
ION Geophysical Corp.*	5,400	74,682

Food & Staples Retailing— 0.8%
CVS Caremark Corp.	4,400	174,372
Kroger Co.	12,360	352,507
Nasch-Finch Co.	1,500	59,745
Safeway, Inc.	12,610	417,517
SUPERVALU, Inc.	7,150	278,922
SYSCO Corp.	5,400	192,186
Wal-Mart Stores, Inc.	3,300	144,045

		1,619,294

Food Products— 0.7%
Campbell Soup Co.	5,500	203,500
Corn Products International, Inc.	2,050	94,033
General Mills, Inc.	7,200	417,672
J.M. Smucker Company	1,600	85,472
Kraft Foods, Inc.	12,100	417,571
Pilgrim’s Pride Corp.	2,200	76,406

		1,294,654

Gas Utilities— 0.1%
Energen Corp.	1,730	98,818
Nicor, Inc.	2,925	125,482

		224,300

Health Care Equipment & Supplies— 0.4%
Advanced Medical Optics, Inc.*	700	21,413
Baxter International, Inc.	4,900	275,772
Datascope Corp.	825	27,893
Hologic, Inc.*	400	24,400
Invacare Corp.	3,700	86,506
Medtronic, Inc.	500	28,205
Mentor Corp.	2,925	134,697
PerkinElmer, Inc.	3,125	91,281
Quidel Corp.*	900	17,604
Thoratec Corp.*	1,000	20,690
Zimmer Holdings, Inc.*	300	24,297

		752,758

Health Care Providers & Services— 1.1%
Apria Healthcare Group, Inc.*	1,600	41,616
Healthways, Inc.*	300	16,191
Humana, Inc.*	1,360	95,037
Landauer, Inc.	1,400	71,344
LCA-Vision, Inc.	2,000	58,780
Magellan Health Services, Inc.*	1,625	65,942
McKesson Corp.	6,490	381,547
Medcath Corp.*	1,400	38,444
Medco Health Solutions, Inc.*	2,900	262,131
Sunrise Senior Living, Inc.*	200	7,074
UnitedHealth Group, Inc.	2,000	96,860
WellPoint, Inc.*	11,180	882,326

		2,017,292

Health Care Technology— 0.1%
TriZetto Group, Inc. (The)*	4,275	74,855
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
J.P. Morgan NVIT Balanced Fund

	Shares	Value
Common Stocks — Long positions (continued)
United States (continued)
Wellcare Health Plans, Inc.*	980	$103,322

		178,177

Hotels, Restaurants & Leisure— 0.7%
AFC Enterprises, Inc.*	3,500	52,675
Domino’s Pizza, Inc.	2,900	48,111
International Game Technology	1,300	56,030
McDonald’s Corp.	11,370	619,324
Monarch Casino & Resort, Inc.*	2,200	62,590
Papa John’s International, Inc.*	1,000	24,440
Starwood Hotels & Resorts Worldwide, Inc.	5,300	321,975
Wyndham Worldwide Corp.	2,900	95,004

		1,280,149

Household Durables— 0.1%
American Greetings Corp., Class A	3,125	82,500
Blyth Industries, Inc.	900	18,405
CSS Industries, Inc.	200	7,194
Toll Brothers, Inc.*	4,300	85,957

		194,056

Household Products— 1.0%
Colgate-Palmolive Co.	6,400	456,448
Energizer Holdings, Inc.*	980	108,633
Kimberly-Clark Corp.	3,665	257,503
Procter & Gamble Co. (The)	16,500	1,160,610

		1,983,194

Independent Power Producers & Energy Traders— 0.0%
Dynegy, Inc.*	1,632	15,080

Industrial Conglomerates— 1.0%
General Electric Co.	40,000	1,656,000
Teleflex, Inc.	1,525	118,828
Textron, Inc.	1,000	62,210

		1,837,038

Insurance— 2.4%
Aetna, Inc.	17,240	935,615
AFLAC, Inc.	4,100	233,864
AMBAC Financial Group, Inc.	6,100	383,751
American International Group, Inc.	2,600	175,890
Assurant, Inc.	1,400	74,900
Chubb Corp. (The)	6,630	355,633
CIGNA Corp.	4,110	219,022
Conseco, Inc.*	2,050	32,800
Genworth Financial, Inc.	17,500	537,775
Hartford Financial Services Group, Inc. (The)	1,000	92,550
LandAmerica Financial Group, Inc.	400	15,592
Lincoln National Corp.	500	32,985
Loews Corp.	6,950	336,032
MBIA, Inc.	5,600	341,880
Meadowbrook Insurance Group, Inc.*	1,000	9,010
MetLife, Inc.	3,100	216,163
Navigators Group, Inc. (The)*	500	27,125
Odyssey Re Holdings Corp.	400	14,844
ProAssurance Corp.*	400	21,548
Protective Life Corp.	2,600	110,344
Travelers Cos., Inc. (The)	6,870	345,836

		4,513,159

Internet & Catalog Retail— 0.3%
Amazon.com, Inc.*	1,000	93,150
eBay Inc.*	7,700	300,454
Expedia, Inc.*	2,950	94,046
Priceline.com, Inc.*	2,150	190,813

		678,463

Internet Software & Services— 0.7%
Asiainfo Holdings, Inc.*	700	6,342
CMGI, Inc.*	5,000	6,800
Google, Inc., Class A*	1,600	907,632
SonicWALL, Inc.*	3,550	30,991
ValueClick, Inc.*	3,300	74,118
Yahoo!, Inc.*	12,100	324,764

		1,350,647

IT Services— 0.2%
Acxiom Corp.	400	7,916
Affiliated Computer Services, Inc., Class A*	2,200	110,528
Authorize.Net Holdings, Inc.*	700	12,341
Computer Sciences Corp.*	1,450	81,055
CSG Systems International, Inc.*	700	14,875
Paychex, Inc.	1,800	73,800
Unisys Corp.*	5,575	36,907

		337,422

Leisure Equipment & Products— 0.2%
Hasbro, Inc.	5,640	157,243
JAKKS Pacific, Inc.*	1,100	29,381
Marvel Entertainment, Inc.*	100	2,344
Mattel, Inc.	3,570	83,752
Sturm Ruger & Co., Inc.*	6,700	119,997

		392,717

Life Sciences Tools & Services— 0.0%
Illumina, Inc.*	625	32,425

Machinery— 1.4%
AGCO Corp.*	400	20,308
Caterpillar, Inc.	10,300	807,829
Cummins, Inc.	770	98,475
Danaher Corp.	3,600	297,756
Deere & Co.	650	96,473
Dover Corp.	5,700	290,415
Eaton Corp.	2,400	237,696
Freightcar America, Inc.	600	22,920
Manitowoc Co.	2,880	127,527
Nordson Corp.	1,225	61,507
PACCAR, Inc.	3,900	332,475
Parker Hannifin Corp.	800	89,464
Terex Corp.*	1,240	110,385
Wabtec Corp.	1,800	67,428

		2,660,658

Manufacturing— 0.2%
3M Co.	2,300	215,234
Illinois Tool Works, Inc.	2,300	137,172

		352,406

Media— 0.7%
CBS Corp., Class B	3,600	113,400
Charter Communications, Inc.*	3,600	9,288
Cumulus Media, Inc.*	1,400	14,308
EchoStar Communications Corp., Class A*	1,300	60,853
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
J.P. Morgan NVIT Balanced Fund

	Shares	Value
Common Stocks — Long positions (continued)
United States (continued)
Entercom Communications Corp.	1,400	$27,062
News Corp.	22,100	485,979
Omnicom Group Inc.	2,910	139,942
Sinclair Broadcast Group, Inc.	7,075	85,183
Viacom, Inc., Class B*	8,300	323,451

		1,259,466

Metals & Mining— 0.8%
AK Steel Holding Corp.*	2,250	98,887
Alcoa, Inc.	2,000	78,240
Cleveland Cliffs, Inc.	600	52,782
Freeport-McMoRan Copper & Gold, Inc., Class B	4,268	447,671
Quanex Corp.	950	44,631
Southern Copper Corp.	2,710	335,579
Steel Dynamics, Inc.	550	25,685
U.S. Steel Corp.	3,640	385,622

		1,469,097

Multi-Utilities— 0.2%
CenterPoint Energy, Inc.	4,760	76,303
CMS Energy Corp.	10,600	178,292
Northwestern Corp.	1,825	49,585
Scana Corp.	1,600	61,984
Xcel Energy, Inc.	3,700	79,698

		445,862

Multiline Retail— 0.8%
Big Lots, Inc.*	7,250	216,340
Dollar Tree Stores, Inc.*	2,100	85,134
Family Dollar Stores, Inc.	4,900	130,144
J.C. Penney Co., Inc.	5,200	329,524
Kohl’s Corp.*	7,700	441,441
Saks, Inc.	1,400	24,010
Target Corp.	4,200	266,994

		1,493,587

Office Electronics— 0.2%
Xerox Corp.*	17,610	305,357

Oil, Gas & Consumable Fuels— 5.2%
Chevron Corp.	14,430	1,350,359
Citic Resources Finance(c)	200,000	194,240
ConocoPhillips	14,950	1,312,161
Devon Energy Corp.	3,400	282,880
EOG Resources, Inc.	7,400	535,242
Exxon Mobil Corp.	34,280	3,172,957
Forest Oil Corp.*	1,050	45,192
Frontier Oil Corp.	1,200	49,968
Global Industries Ltd.*	3,125	80,500
Grey Wolf, Inc.*	2,700	17,685
Harvest Natural Resources, Inc.*	600	7,164
Holly Corp.	1,520	90,942
Marathon Oil Corp.	10,890	620,948
Mariner Energy, Inc.*	809	16,754
Meridian Resource Corp. (The)*	7,300	18,104
Occidental Petroleum Corp.	8,100	519,048
Plains Exploration & Production Co.*	2,725	120,500
Sunoco, Inc.	4,500	318,510
Swift Energy Co.*	600	24,552
Tesoro Corp.	1,750	80,535
USEC, Inc.*	1,300	13,325
Valero Energy Corp.	6,140	412,485
Western Refining, Inc.	1,750	71,015
XTO Energy, Inc.	8,100	500,904

		9,855,970

Paper & Forest Products— 0.1%
Buckeye Technologies, Inc.*	2,300	34,822
Domtar Corp.*	30,800	252,560

		287,382

Personal Products— 0.1%
Estee Lauder Co., Inc. (The), Class A	2,200	93,412
NBTY, Inc.*	2,980	120,988

		214,400

Pharmaceuticals— 3.4%
Abbott Laboratories	15,800	847,196
Acadia Pharmaceuticals, Inc.*	1,100	16,555
Adams Respiratory Therapeutics, Inc.*	500	19,270
Alexion Pharmaceuticals, Inc.*	350	22,803
Amag Pharmaceuticals Inc.*	300	17,160
Arena Pharmaceuticals, Inc.*	800	8,760
Auxilium Pharmaceuticals, Inc.*	500	10,540
Barrier Therapeutics, Inc.*	300	1,812
Bristol-Myers Squibb Co.	900	25,938
Celgene Corp.*	2,200	156,882
Combinatorx Inc*	500	3,090
Cypress Bioscience, Inc.*	1,625	22,246
Eli Lilly & Co.	200	11,386
Human Genome Sciences, Inc.*	900	9,261
Johnson & Johnson	7,200	473,040
Keryx Biopharmaceuticals, Inc.*	800	7,952
King Pharmaceuticals, Inc.*	4,870	57,076
Merck & Co. Inc.	31,485	1,627,460
MGI Pharma, Inc.*	600	16,668
Nastech Pharmaceutical Co., Inc.*	925	12,312
Pfizer, Inc.	40,690	994,057
Pozen, Inc.*	900	9,954
Progenics Pharmaceuticals, Inc.*	375	8,291
Regeneron Pharmaceuticals, Inc.*	900	16,020
Savient Pharmaceuticals, Inc.*	2,200	32,010
Schering-Plough Corp.	39,100	1,236,733
Sepracor, Inc.*	4,100	112,750
Sucampo Pharmaceuticals, Inc., Class A*	300	3,225
ULURU, Inc.*	800	3,776
Viropharma, Inc.*	2,625	23,362
Watson Pharmaceuticals, Inc.*	2,300	74,520
Wyeth	11,400	507,870

		6,389,975

Real Estate Investment Trusts (REITs)— 0.7%
Anthracite Capital, Inc.	6,875	62,563
Apartment Investment & Management Co.	2,500	112,825
Cousins Properties, Inc.	3,725	109,366
Equity Inns, Inc.	3,500	79,030
Equity Lifestyle Properties, Inc.	1,100	56,980
Home Properties of New York, Inc.	400	20,872
Hospitality Properties Trust	8,090	328,858
iStar Financial, Inc.	2,430	82,596
MFA Mortgage Investments, Inc.	3,200	25,664
Mid-America Apartment Communities, Inc.	125	6,231
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
J.P. Morgan NVIT Balanced Fund

	Shares	Value
Common Stocks — Long positions (continued)
United States (continued)
Pennsylvania Real Estate Investment Trust	500	$19,470
Ramco-Gershenson Properties Trust	3,075	96,063
SL Green Realty Corp.	200	23,354
Sunstone Hotel Investors, Inc.	4,625	118,585
UDR, Inc.	2,700	65,664
Ventas, Inc.	1,200	49,680

		1,257,801

Real Estate Management & Development— 0.1%
CB Richard Ellis Group, Inc., Class A*	3,220	89,645
Duke Realty Corp.	1,000	33,810
Jones Lang Lasalle, Inc.	930	95,567

		219,022

Road & Rail— 0.6%
Arkansas Best Corp.	400	13,064
Burlington Northern Santa Fe Corp.	3,900	316,563
Con-way, Inc.	600	27,600
CSX Corp.	3,750	160,237
Norfolk Southern Corp.	13,100	680,021

		1,197,485

Semiconductors & Semiconductor Equipment— 1.4%
Altera Corp.	11,200	269,696
Amkor Technology, Inc.*	7,350	84,672
Asyst Technologies, Inc.*	1,000	5,290
Atmel Corp.*	900	4,644
Broadcom Corp.*	8,400	306,096
Cirrus Logic, Inc.*	4,925	31,520
Credence Systems Corp.*	2,200	6,798
Cymer, Inc.*	1,825	70,062
Integrated Device Technology, Inc.*	300	4,644
Intel Corp.	2,100	54,306
Lam Research Corp.*	1,860	99,064
LSI Logic Corp.*	19,425	144,133
MEMC Electronic Materials, Inc.*	1,460	85,936
Micrel, Inc.	4,925	53,190
National Semiconductor Corp.	200	5,424
NVIDIA Corp.*	9,725	352,434
OmniVision Technologies, Inc.*	1,950	44,323
On Semiconductor Corp.*	8,950	112,412
Semtech Corp.*	700	14,336
Silicon Storage Technology, Inc.*	3,900	12,558
Texas Instruments, Inc.	8,000	292,720
Xilinx, Inc.	20,600	538,484
Zoran Corp.*	400	8,080

		2,600,822

Software— 1.8%
Aspen Technology, Inc.*	6,350	90,932
BMC Software, Inc.*	6,840	213,613
Cadence Design Systems, Inc.*	4,340	96,305
EPIQ Systems, Inc.*	1,825	34,347
eSPEED, Inc.*	1,300	11,089
Fair Issac Corp.	200	7,222
Magma Design Automation, Inc.*	900	12,663
McAfee, Inc.*	2,950	102,866
Microsoft Corp.	52,200	1,537,812
MicroStrategy, Inc.*	400	31,736
Oracle Corp.*	30,735	665,413
Pegasystems, Inc.	800	9,520
Sybase, Inc.*	1,750	40,477
Symantec Corp.*	17,450	338,181
Synopsys, Inc.*	6,315	171,010

		3,363,186

Specialty Retail— 1.0%
Abercrombie & Fitch Co.	2,400	193,680
AutoZone, Inc.*	800	92,912
Barnes & Noble, Inc.	2,325	81,979
Best Buy Co., Inc.	1,000	46,020
Blockbuster, Inc.*	2,300	12,351
Books-A-Million, Inc.	1,100	14,553
CarMax, Inc.*	6,400	130,112
Collective Brands, Inc.*	4,550	100,373
Dick’s Sporting Goods, Inc.*	800	53,720
Home Depot, Inc. (The)	1,700	55,148
J Crew Group, Inc.*	300	12,450
Men’s Wearhouse, Inc.	1,800	90,936
Nike, Inc.	6,700	393,022
RadioShack Corp.	3,850	79,541
Sherwin Williams Co.	1,355	89,037
Staples, Inc.	13,400	287,966
TJX Cos., Inc.	2,750	79,943

		1,813,743

Telephones— 0.0%
Consolidated Communications Holdings, Inc.	2,500	49,025
Rural Cellular Corp.*	1,000	43,500

		92,525

Textiles, Apparel & Luxury Goods— 0.2%
Coach, Inc.*	5,100	241,077
Phillips-Van Heusen Corp.	1,630	85,542

		326,619

Thrifts & Mortgage Finance— 0.6%
Centerline Holding Co.	300	4,605
Clayton Holdings, Inc.*	1,400	11,214
Corus Bankshares, Inc.	1,325	17,252
Countrywide Credit Industries, Inc.	5,200	98,852
Fannie Mae	9,700	589,857
Federal Agricultural Mortgage Corp., Class C	3,675	107,898
Freddie Mac	300	17,703
MGIC Investment Corp.	4,300	138,933
Ocwen Financial Corp.*	800	7,544
Sovereign Bancorp	2,300	39,192
Washington Mutual, Inc.	2,600	91,806

		1,124,856

Tobacco— 1.2%
Alliance One Int’l, Inc.*	13,000	85,020
Altria Group, Inc.	24,920	1,732,687
Loews Corp. — Carolina Group	1,325	108,955
Reynolds American, Inc.	4,830	307,140
Universal Corp.	900	44,055

		2,277,857

Trading Companies & Distributors— 0.0%
BlueLinx Holdings, Inc.	4,100	28,864

Wireless Telecommunication Services— 0.1%
Dobson Communications Corp., Class A*	4,575	58,514
Interdigital, Inc.*	2,525	52,470
Sprint Nextel Corp.	4,600	87,400
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
J.P. Morgan NVIT Balanced Fund

	Shares or
	Principal
	Amount	Value
Common Stocks — Long positions (continued)
United States (continued)
U..S.A. Mobility, Inc.	400	$6,748

		205,132

		97,110,869

Total Common Stocks — Long positions (Cost $110,275,542)		125,782,909

Corporate Bonds (7.5%)
Aerospace & Defense (0.0%)
L-3 Communications Corp., 5.88%, 01/15/15	$15,000	14,400

Automobiles (0.0%)
Ford Motor Credit Co. LLC, 7.80%, 06/01/12	15,000	14,270
TRW Automotive, Inc., 7.25%, 03/15/17(c)	5,000	4,875

		19,145

Banks (0.9%)
Credit Agricole, 6.64%, 05/31/49(c)	125,000	117,441
Glitner Banki HF, 5.80%, 01/21/11(b)(c)	240,000	234,322
HBOS PLC
6.66%, 12/31/49(c)	100,000	90,692
5.92%, 09/29/49(c)	200,000	180,942
HBOS Treasury Services NY, 5.25%, 02/21/17(c)	275,000	273,572
Kaupthing Bank, 5.75%, 10/04/11(c)	145,000	143,135
Mizuho Capital Investment 1 Ltd., 6.69%, 06/30/46(b)(c)	94,000	88,121
Societe Generale, 5.92%, 12/31/49(c)	155,000	146,832
Standard Chartered PLC, 6.41%, 12/01/47(c)	200,000	184,533
Wachovia Capital Trust III, 5.80%, 03/15/42	190,000	188,725
Woori Bank, 5.75%, 03/13/14(c)	160,000	160,300

		1,808,615

Building Products (0.1%)
Owens Corning, 7.00%, 12/01/36	110,000	107,057

Chemicals (0.0%)
Nalco Co., 8.88%, 11/15/13	10,000	10,500

Commercial Banks (0.3%)(b)
Barclays Bank PLC, 7.43%, 09/29/49	170,000	180,655
Royal Bank of Scotland Group PLC
6.99%, 10/05/49(c)	200,000	203,742
7.64%, 09/29/17	100,000	104,250
Commercial Services & Supplies (0.0%)(c)
Quebecor World Capital Corp., 8.75%, 03/15/16	10,000	9,075

Consumer Finance (0.3%)
Core Invest Grade Trust, 4.64%, 11/30/07	583,696	582,529

Consumer Goods (0.0%)
Constellation Brands, Inc., 7.25%, 09/01/16	15,000	15,000
Jostens, Inc., 7.63%, 10/01/12	15,000	15,263

		30,263

	Principal
	Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (0.3%)
Citigroup, Inc., 6.00%, 08/15/17	115,000	117,671
Countrywide Home Loans, 5.80%, 06/07/12	280,000	262,441
GE Capital Corp., 6.15%, 08/07/37	80,000	82,101
Merrill Lynch & Co., 6.05%, 08/15/12	80,000	79,888

		542,101

Electric Power (0.3%)
Dominion Resources, Inc., 5.15%, 07/15/15	120,000	114,084
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	170,000	165,033
NRG Energy, Inc., 7.38%, 02/01/16	15,000	15,038
Ohio Power Co., 6.00%, 06/01/16	80,000	80,373
Pacificorp
4.30%, 09/15/08	125,000	123,842
6.25%, 10/15/37	75,000	74,906

		573,276

Energy Companies (0.1%)
Chesapeake Energy Corp., 6.50%, 08/15/17	20,000	19,450
Kinder Morgan Energy Partners, 6.50%, 02/01/37	130,000	124,421
Oneok Partners Lp, 5.90%, 04/01/12	115,000	116,367

		260,238

Entertainment (0.0%)
Steinway Music, 7.00%, 03/01/14(c)	10,000	9,500
WMG Holdings Corp. 9.50%, 12/15/14	10,000	7,000

		16,500

Food Products (0.1%)
Kraft Foods Inc., 6.00%, 02/11/13	175,000	180,152

Gaming (0.0%)
MGM Mirage, Inc.
5.88%, 02/27/14	30,000	27,637
7.50%, 06/01/16	5,000	4,969

		32,606

Health Care Providers & Services (0.1%)
Community Health Systems, 8.88%, 07/15/15(c)	15,000	15,413
Fresenius Medical Capital Trust II, 7.88%, 02/01/08	45,000	45,000
HCA, Inc.(c)
9.25%, 11/15/16	10,000	10,625
9.63%, 11/15/16	35,000	37,362

		108,400

Hotels, Restaurants & Leisure (0.0%)
MGM Mirage, Inc., 6.75%, 04/01/13	10,000	9,775

Insurance (0.2%)
Stingray Pass Through, 5.90%, 01/12/15(c)	180,000	133,254
XLCapital Ltd., 6.50%, 12/31/49	220,000	205,486

		338,740

Manufacturing (0.1%)
Beazer Homes USA, Inc., 6.88%, 07/15/15	30,000	22,200

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
J.P. Morgan NVIT Balanced Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Manufacturing (continued)
Daimler Chrysler NA Holding Corp., 4.75%, 01/15/08	$125,000	$124,652
Georgia-Pacific Corp., 7.70%, 06/15/15	25,000	24,875
Huntsman LLC, 11.50%, 07/15/12	30,000	32,625
Nalco Co., 7.75%, 11/15/11	10,000	10,200
Owens-Brockway Glass Container, 8.25%, 05/15/13	10,000	10,350
Sealy Mattress Co., 8.25%, 06/15/14	25,000	25,187
WMG Acquisition Corp., 7.38%, 04/15/14	15,000	13,050

		263,139

Media (0.1%)
Comcast Corp., 6.95%, 08/15/37	90,000	94,465
DIRECTV Holdings LLC, 6.38%, 06/15/15	20,000	18,975

		113,440

Multiline Retail (0.1%)
Kohls Corp., 6.88%, 12/15/37	75,000	75,307
Wal-Mart Stores Inc., 5.38%, 04/05/17	150,000	146,929

		222,236

Oil, Gas & Consumable Fuels (0.5%)
Canadian Natural Resources, 6.25%, 03/15/38	65,000	62,704
Enterprise Products Operations, 6.30%, 09/15/17	140,000	140,191
Gazprom Intl SA, 7.20%, 02/01/20	175,000	178,281
Nexen Inc., 6.40%, 05/15/37	85,000	82,599
Qatar Petroleum, 5.58%, 05/30/11(c)	195,558	196,152
Ras Laffan, 5.83%, 09/30/16(c)	250,000	248,960
Valero Energy Corp., 6.63%, 06/15/37	90,000	91,340

		1,000,227

Other Financial (3.1%)
American General Finance Corp., 4.50%, 11/15/07	330,000	329,612
Arch Western Finance, 6.75%, 07/01/13	20,000	19,600
AXA SA, 6.47%, 12/31/49(c)	55,000	49,590
Capital One Finance, 7.69%, 08/15/36	60,000	58,953
Citigroup/Deutsche Bank Commerical Mortgage, 5.32%, 12/11/49	520,000	509,192
Corrections Corp. of America, 6.25%, 03/15/13	10,000	9,850
Ford Motor Credit Co., 6.93%, 01/15/10(b)	15,000	14,117
General Motors Acceptance Corp., 6.88%, 08/28/12	25,000	23,450
Goldman Sachs Group, Inc.
5.63%, 01/15/17	105,000	101,876
5.79%, 12/29/49	150,000	141,937
5.95%, 01/15/27	150,000	142,090
6.75%, 10/01/37	85,000	84,535
Iirsa Norte Finance Ltd., 8.75%, 05/30/24	105,044	122,377
K. Hovnanian Enterprises, 8.63%, 01/15/17	10,000	8,250
Lehman Borthers Holdings, 5.25%, 02/06/12	165,000	161,584
Lehman Bros Capital Trust VII, 5.86%, 11/29/49	175,000	166,725
Lehman Brothers Holdings, 6.00%, 05/25/37	104,961	104,255
Lehman Brothers Holdings, Inc., 5.75%, 01/03/17	135,000	129,742
Liberty Mutual Group, 7.50%, 08/15/36(c)	105,000	107,628
Lincoln National Corp., 7.00%, 05/17/66	150,000	154,587
Merrill Lynch & Co., 6.22%, 09/15/26	110,000	107,729
Mizuho JGB Investment, 9.87%, 12/31/49(c)	190,000	194,999
Mizuho Preferred Capital, 8.79%, 12/29/49(c)	310,000	315,772
MUFG Capital Finance 1 Ltd., 6.35%, 07/29/49	100,000	95,057
Pricoa Global Funding I, 3.90%, 12/15/08(c)	400,000	393,461
QBE Cap Funding II LP, 6.80%, 12/31/49(c)	100,000	98,057
Regions Financing Trust II, 6.63%, 05/15/47	30,000	28,387
Reinsurance Group of America, Inc., 6.75%, 12/15/65	105,000	99,434
Residential Capital Corp., 6.13%, 11/21/08	235,000	210,325
Shinsei Finance, 7.16%, 07/25/16(b)(c)	225,000	199,828
SMFG Preferred Capital, 6.08%, 12/31/49(c)	215,000	198,808
SocGen Real Estate LLC, 7.64%, 12/29/49(c)	90,000	90,000
Suntrust Preferred Capital I, 5.85%, 12/31/49	150,000	147,184
Swiss RE Capital I LP, 6.85%, 05/25/49(c)	300,000	302,400
Travellers Companies Inc, 6.25%, 03/15/37	185,000	178,868
Ukraine Government, 6.88%, 03/04/11	170,000	174,250
United Mexican States, 8.00%, 09/24/22	225,000	273,037
Washington Mutual PFD FDG, 6.63%, 12/31/49(c)	200,000	183,042
Washington Mutual PFD FDG III, 6.90%, 12/31/49	200,000	187,545

		5,918,133

Real Estate Investment Trust (REIT) (0.1%)(c)
Westfield Group, 5.70%, 10/01/16	175,000	169,281

Semiconductors & Semiconductor Equipment (0.0%)
Sensata Technologies BV, 8.00%, 05/01/14	10,000	9,750

Service Companies (0.4%)
Acco Brands Corp., 7.63%, 08/15/15	25,000	23,875
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
J.P. Morgan NVIT Balanced Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Service Companies (continued)
Charter Communications LLC, 8.00%, 04/30/12(c)	$20,000	$19,900
CVS Corp., 6.04%, 12/10/28(c)	122,955	119,430
Home Depot, Inc., 5.88%, 12/16/36	125,000	106,770
Iron Mountain, Inc.
6.63%, 01/01/16	35,000	32,725
7.75%, 01/15/15	10,000	9,975
Service Corporation International, 7.38%, 10/01/14	30,000	30,825
Time Warner, Inc.
5.88%, 11/15/16(c)	125,000	122,286
6.50%, 11/15/36	85,000	82,006
6.55%, 05/01/37(c)	50,000	49,049
Wal-Mart Stores, Inc.
5.25%, 09/01/35	60,000	52,619
6.50%, 08/15/37	40,000	41,509

		690,969

Telephones (0.3%)
Consolidated Communications Holdings, 9.75%, 04/01/12	15,000	15,150
Dobson Cellular Systems, 8.38%, 11/01/11	10,000	10,613
Echostar DBS Corp., 7.13%, 02/01/16	15,000	15,412
Qwest Communications International, 9.06%, 02/15/09(b)	14,000	14,140
Qwest Corp., 8.88%, 03/15/12	5,000	5,456
Sprint Nextel Corp, 6.00%, 12/01/16	185,000	177,697
Telefonica Emisiones, 5.86%, 02/04/13	260,000	262,796

		501,264

Transportation (0.1%)(c)
Nakilat, Inc., 6.07%, 12/31/33	130,000	125,433

Total Corporate Bonds (Cost $14,548,703)		14,145,891

Commercial Paper (6.0%)(d)
Barton Capital Corp. 5.29%, 10/17/07	1,000,000	997,180
Clipper Receivables Corp. 5.32%, 10/26/07	1,000,000	995,860
Crown Point Capital Company LLC 5.32%, 11/05/07	1,000,000	994,370
Edison Asset Securitization LLC 6.22%, 10/12/07	1,290,000	1,287,291
Ranger Funding Company LLC 6.19%, 10/22/07	2,000,000	1,992,883
Three Pillars Funding LLC 5.29%, 10/24/07	1,000,000	996,150
Ticonderoga Funding LLC 6.10%, 10/01/07	2,000,000	1,999,100
Yorktown Capital 5.33%, 10/29/07	2,000,000	1,991,818
Total Commercial Paper (Cost $11,257,880)		11,254,652

Mortgage-Backed Obligations (8.6%)
Federal Home Loan Mortgage Corporation
5.00%, 11/15/28	519,684	520,759
5.42%, 06/01/37	29,999	29,766
5.45%, 07/01/37	59,986	59,543
5.57%, 06/01/37	305,361	304,965
5.60%, 06/01/37	44,149	44,136
5.85%, 11/01/36	663,122	669,088
6.00%, 02/01/35	173,856	174,203
6.50%, 09/25/33	324,594	330,064
6.50%, 05/15/35	220,483	227,987
6.75%, 03/15/31	375,000	449,211
Federal Home Loan Mortgage Corporation TBA, 5.00%, 10/15/37	157,000	149,739
Federal National Mortgage Association
5.50%, 07/15/37	600,000	569,076
6.50%, 10/25/33	300,908	306,067
6.50%, 10/25/33	300,908	306,067
6.50%, 12/25/33	291,538	296,959
6.50%, 12/25/33	256,186	260,846
6.50%, 01/25/34	261,511	266,459
6.50%, 02/01/35	299,555	305,368
6.63%, 11/15/30	30,000	35,349
Federal National Mortgage Association TBA
6.50%, 10/01/32	960,000	977,400
4.50%, 10/01/18	550,000	529,547
6.00%, 10/15/37	3,200,000	3,204,000
6.50%, 08/15/37	85,000	86,277
7.00%, 04/01/37	3,033,976	3,131,430
7.00%, 04/01/37	481,701	497,174
Government National Mortgage Association TBA
5.00%, 10/15/36	700,000	677,032
5.50%, 10/15/36	195,000	192,258
6.00%, 10/18/37	690,000	694,312
Merrill Lynch/Countrywide Commercial Mortgage
5.49%, 03/12/51	245,000	242,237
5.81%, 06/12/50	595,000	600,912

Total Mortgage-Backed Obligations (Cost $16,087,105)		16,138,231

Asset-Backed Securities (6.6%)
Americredit Automobile Receivables Trust, Series 04-BM, Class A4, 2.67%, 03/07/11	304,781	302,197
Bear Stearns Commercial Mortgage Securities, Series 04-PWR6, Class A4, 4.52%, 11/11/41	260,000	253,490
Bear Stearns Commercial Mortgage Securities, Series 05-PWR7, Class A3, 5.12%, 02/11/41	380,000	371,320
Citigroup Commercial Mortgage Trust, Series 06-C4, Class A3, 5.91%, 03/15/49(b)	265,000	269,797
Countrywide Alternative Loan Trust, Series 04-28CB, Class 3A1, 6.00%, 01/25/35	522,634	520,021
Countrywide Alternative Loan Trust, Series 06-J5, Class 1A1, 6.50%, 09/25/36	725,987	736,389
Countrywide Asset-Backed Certificates, Series 03-5, Class MF1, 5.41%, 01/25/34	180,000	177,439
Credit Suisse Mortgage Capital Certificates, Series 07-C4, Class A3, 5.89%, 07/15/14	445,000	442,317
Credit Suisse Mortgage Capital Certificates, Series 06-C3, Class A3, 5.91%, 06/15/38	400,000	409,850
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
J.P. Morgan NVIT Balanced Fund

	Principal
	Amount	Value
Asset-Backed Securities (continued)
CS First Boston Mortgage Securities Corp., Series 01-CK1, Class A3, 6.38%, 12/18/35	$270,000	$279,326
CS First Boston Mortgage Securities Corp., Series 03-29, Class 7A1, 6.50%, 12/25/33	82,016	82,984
CS First Boston Mortgage Securities Corp., Series 03-C4, Class A4, 5.14%, 08/15/36	480,000	475,311
First Horizion Alternative Mortgage Securities, Series 2006-FA4, Class 1A1, 6.00%, 08/25/36	434,585	436,263
Ford Credit Auto Owner Trust, Series 06-B, Class A3, 5.26%, 10/15/10	875,000	875,466
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	360,000	355,751
Greenwich Capital Commerical Funding Corp., Series 05-GG3, Class A4, 4.80%, 08/10/42	285,000	272,822
Indymac Index Mortgage Loan Trust, Series 04-AR7, Class A1, 5.76%, 09/25/34(b)	83,298	81,758
LB-UBS Commercial Mortgage Trust, Series 05-C1, Class A4, 4.74%, 02/15/30	485,000	462,998
LB-UBS Commercial Mortgage Trust, Series 06-C1, Class A4, 5.16%, 02/15/31	250,000	244,460
LB-UBS Commercial Mortgage Trust, Series 06-C4, Class A4, 5.90%, 06/15/38(b)	190,000	195,568
MBNA Credit Card Master Note Trust, Series 03-A1, Class A1, 3.30%, 07/15/10	485,000	481,591
Merrill Lynch Mortgage Trust, Series 06-C1, Class A4, 5.84%, 05/12/39	120,000	121,821
Morgan Stanley Capital I , Series 07-IQ13, Class A4, 5.36%, 03/15/44	350,000	343,380
Morgan Stanley Capital I, Series 04-HQ3, Class A2, 4.05%, 01/13/41	390,000	382,924
Morgan Stanley Capital I, Series 05, Class IQ9, 4.70%, 07/15/56	265,000	251,987
Morgan Stanley Capital I, Series 2007-HQ11, Class A4, 5.45%, 02/20/44(b)	275,000	271,357
Morgan Stanley Dean Witter Capital I, Series 03-HQ2, Class A2, 4.92%, 03/12/35	250,000	245,596
Onyx Acceptance Auto Trust, Series 04-C, Class A4, 3.50%, 12/15/11	240,027	237,737
PSE&G Transition Funding LLC, Series 01-1, Class A6, 6.61%, 06/15/15	240,000	252,954
Residential Asset Securities Corp., Series 02-KS4, Class AIIB, 5.82%, 07/25/32(b)	12,052	11,811
Residential Asset Securities Corp., Series 03-KS5, Class AIIB, 5.90%, 07/25/33(b)	19,652	19,454

	Shares or
	Principal
	Amount	Value
Asset-Backed Securities (continued)
Residential Funding Mortgage Securities Corp., Series 07-S8, Class 1A1, 6.00%, 06/25/36	599,714	591,656
Special Underwriting & Residential Finance, Series 06-BC2, Class A2B, 5.57%, 02/25/37	750,000	748,594
Triad Auto Receivables Owner Trust, Series 03-B, Class A4, 3.20%, 12/13/10	96,570	95,270
Wachovia Asset Securitization, Inc., Series 03-HE2, Class A1, 5.58%, 07/25/33(b)	47,225	47,058
Wachovia Bank Commerical Mortgage Trust, Series 06-C26, Class A3, 6.01%, 06/15/45	265,000	273,320
Wells Fargo Mortgage Backed Securities, Series 2007-11, Class A96, 6.00%, 08/25/37	345,955	344,855
Wells Fargo Mortgage Backed Securities, Series 2007-5, Class 2A3, 5.50%, 05/25/37	188,356	187,587
Wmalt Mortgage Pass-Through Certificates, Series 06-5, Class 2CB1, 6.00%, 07/25/36	290,227	291,335

Total Asset-Backed Securities (Cost $12,581,349)		12,445,814

Cash Equivalent (3.7%)(b)
AIM Liquid Assets Portfolio	6,932,142	6,932,142

Sovereign Bonds (0.5%)
Federal Republic of Brazil, 12.25%, 03/06/30	45,000	77,513
Republic of Argentina, 5.48%, 08/03/12(b)	205,000	116,235
Republic of Guatemala, 9.25%, 08/01/13(c)	50,000	56,750
Republic of Peru
6.55%, 03/14/37	136,000	140,352
7.35%, 07/21/25	75,000	85,687
Russian Federation, 12.75%, 06/24/28	100,000	178,250
Ukraine Government
6.58%, 11/21/16	210,000	212,904
6.58%, 11/21/16(c)	100,000	101,000

Total Sovereign Bonds (Cost $991,651)		968,691

Options Purchased (0.0%)
Fed Funds Call Sep 2007 (Strike Price $94.75)	12	13,876
Fed Funds Put Dec 2007 (Strike Price $94.75)	6	63
Fed Funds Put Nov 2007 (Strike Price $94.88)	22	229
Fed Funds Put Nov 2007 (Strike Price $95.00)	13	135
Fed Funds Put Sep 2007 (Strike Price $94.81)	48	500

Total Options Purchased (Cost $20,638)		14,803

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
J.P. Morgan NVIT Balanced Fund

	Shares or
	Principal
	Amount	Value
U.S. Government Sponsored & Agency Obligations (3.5%)
United States (3.5%)
U.S. Treasury Bills, 4.32%, 11/29/07	$5,000,000	$4,970,190
U.S. Treasury Bills, 4.81%, 01/17/08	40,000	39,552
U.S. Treasury Bonds, 8.88%, 02/15/19	200,000	272,156
U.S. Treasury Notes
4.63%, 02/29/08	1,375,000	1,377,578
5.13%, 06/30/08	30,000	30,213

Total U.S. Government Sponsored & Agency Obligations (Cost $6,645,206)		6,689,689

U.S. Government Agency Long-Term Obligations (5.5%)
United States (5.5%)
Federal Home Loan Mortgage Corporation TBA
5.50%, 10/15/37	4,260,000	4,170,804
6.00%, 10/11/37	1,900,000	1,901,782
Federal National Mortgage Association TBA, 5.00%, 10/15/36	4,530,000	4,320,488

Total U.S. Government Agency Long-Term Obligations (Cost $10,312,924)		10,393,074

U.S. Treasury Notes (0.4%)
United States (0.4%)
U.S. Treasury Notes
4.13%, 05/15/15	175,000	171,308
4.25%, 11/30/07	25,000	25,010
4.50%, 05/15/10	325,000	329,088
4.75%, 08/15/17 – 02/15/37	225,000	222,025

Total U.S. Treasury Notes (Cost $745,014)		747,431

Commercial Mortgage Backed Security (0.6%)
United States (0.6%)
Greenwich Capital Commercial Funding Corp., Series 04-GG1, Class A3, 4.80%, 08/10/47	1,185,000	1,174,728

Federal National Mortgage Association (3.2%)
United States (3.2%)
Federal National Mortgage Association TBA
6.00%, 10/18/16	1,560,000	1,580,475
5.00%, 10/15/21	2,850,000	2,793,000
5.50%, 10/01/18	1,721,000	1,716,698

Total Federal National Mortgage Association (Cost $6,089,522)		6,090,173

Rights (0.0%)
Belgium (0.0%)
Fortis	1,613	8,578
Fortis Rights Issue	2,463	13,064

Total Rights (Cost $24,433)		21,642

Total Investments (Cost $197,702,719) (e) — 112.8%		212,799,870
Liabilities in excess of other assets — (12.8)%		(24,083,483)

NET ASSETS — 100.0%		$188,716,387

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2007. The maturity date represents the actual maturity date.

(c)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(d)	The rate reflected in the Statement of Investments is the effective yield as of September 30, 2007.

(e)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

AMBAC	Insured by American Municipal Bond Insurance Corp.

BM	Bermuda

GDR	Global Depository Receipt

KY	Cayman Islands

TBA	To Be Announced.
At September 30, 2007, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Euro	05/08/08	1,602,322	2,170,665.00	2,290,053.94	119,388.94

Total Long Contracts			$2,170,665.00	$2,290,053.94	$119,388.94

The following is a summary of written option activity for the period ended September 30, 2007, by the Fund (Dollar amounts in thousands):

Call Options
Received	To Contract	Premiums
Balance at beginning of period	32	$4
Options written	65	26
Options expired	(44)	(5)
Options outstanding at end of period	53	$25
At September 30, 2007, the Fund had the following outstanding options:
WRITTEN OPTION CONTRACTS

						Unrealized
		Expiration	Exercise	Number of		Appreciation
Contracts	Type	Date	Price	Contracts	Value	(Depreciation)

Fed Funds Option	Call	March 2008	111.00	3	2,438	$(384)
Fed Funds Option	Put	March 2008	107.50	4	4,125	82
Fed Funds Option	Put	March 2008	108.00	2	2,469	(162)
Fed Funds Option	Call	December 2007	111.00	7	2,625	1,511
Fed Funds Option	Call	December 2007	112.00	19	3,859	2,757
Fed Funds Option	Call	December 2007	114.00	18	1,406	4,354
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$8,158
See Accompanying Notes to Statements of Investments

Statement of Securities Sold Short
September 30, 2007 (Unaudited)
J.P. Morgan NVIT Balanced Fund

	Principal
	Amount	Value
MORTGAGE-BACKED OBLIGATIONS SHORT POSITIONS (0.4%)
Federal National Mortgage Association TBA 6.50%, 08/01/30	85,000	$86,277
Federal National Mortgage Association TBA 6.50%, 11/01/32	85,000	86,461
Federal National Mortgage Association TBA 7.00%, 10/01/36	550,000	567,531

Total Mortgage-Backed Obligations Short Positions (Proceeds $738,172)		740,269

U.S. GOVERNMENT AGENCY LONG-TERM OBLIGATIONS SHORT POSITIONS (0.6%)
Federal National Mortgage Association TBA 5.50%, 10/01/18	220,000	219,450
Federal National Mortgage Association TBA 6.50%, 10/01/32	875,000	890,859

Total U.S. Government Agency Long-Term Obligations Short Positions (Proceeds $1,110,240)		1,110,309

Total Securities Sold Short (Proceeds $1,848,412) (a) — 1.0%		1,850,578

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Nationwide NVIT Mid Cap Growth Fund

	Shares	Value
Common Stocks (97.3%)
Air Freight & Logistics (0.4%)
Expeditors International of Washington, Inc.	44,900	$2,123,770

Auto Components (2.8%)
Gentex Corp.(a)	340,700	7,304,608
LKQ Corp.*	176,900	6,157,889

		13,462,497

Capital Markets (1.1%)(a)
Affiliated Managers Group, Inc.*	40,100	5,113,151

Chemicals (1.7%)
Ecolab, Inc.	168,100	7,934,320

Commercial Bank (1.0%)
Marshall & Ilsley Corp.	107,400	4,700,898

Commercial Services & Supplies (2.0%)
Dun & Bradstreet Corp.	47,500	4,683,975
Stericycle, Inc.*	90,300	5,161,548

		9,845,523

Communications Equipment (3.3%)
Comverse Technology, Inc.*	235,400	4,660,920
Foundry Networks, Inc.*	295,100	5,243,927
NeuStar, Inc.*(a)	180,600	6,192,774

		16,097,621

Computers & Peripherals (2.1%)
Logitech International S.A. ADR - CH*(a)	173,300	5,121,015
Network Appliance, Inc.*	188,100	5,061,771

		10,182,786

Construction & Engineering (1.5%)
Aecom Technology Corp.*	205,610	7,181,957

Consumer Goods (0.4%)
Jarden Corp.*	68,350	2,114,749

Containers & Packaging (2.0%)
Ball Corp.	180,400	9,696,500

Diversified Consumer Services (1.3%)
Apollo Group, Inc.*	106,500	6,405,975

Diversified Financial Services (6.9%)
CME Group, Inc.	10,700	6,284,645
GFI Group, Inc.*(a)	93,600	8,060,832
Interactive Brokers Group, Inc., Class A*	276,970	7,273,232
IntercontinentalExchange, Inc.*	47,860	7,269,934
TD Ameritrade Holding Corp.*	237,500	4,327,250

		33,215,893

Electrical Equipment (0.7%)
General Cable Corp.*	47,200	3,168,064

Electronic Equipment & Instruments (1.2%)
NAVTEQ Corp.*	75,200	5,863,344

Energy Equipment & Services (2.2%)
Patterson-UTI Energy, Inc.	265,400	5,990,078
TETRA Technologies, Inc.*(a)	224,000	4,735,360

		10,725,438

Health Care Equipment & Supplies (6.7%)
Immucor, Inc.*(a)	175,300	6,266,975
Intuitive Surgical, Inc.*	45,500	10,465,000
St. Jude Medical, Inc.*	270,600	11,925,342
Ventana Medical Systems, Inc.*	42,500	3,651,175

		32,308,492

Health Care Providers & Services (2.9%)
Patterson Cos., Inc.*	212,700	8,212,347
VCA Antech, Inc.*	132,800	5,544,400

		13,756,747

Hotels, Restaurants & Leisure (1.6%)(a)
Penn National Casinos & Gambling, Inc.*	128,600	7,589,972

Insurance (2.0%)
Brown & Brown, Inc.	219,100	5,762,330
W.R. Berkley Corp.	135,000	4,000,050

		9,762,380

Internet Software & Services (1.7%)(a)
Dealertrack Holdings, Inc.*	189,300	7,927,884

IT Services (6.3%)
Alliance Data Systems Corp.*	37,900	2,934,976
Cognizant Technology Solutions Corp.*	79,800	6,365,646
Fiserv, Inc.*	266,900	13,574,534
VeriFone Holdings, Inc.*(a)	167,900	7,443,007

		30,318,163

Life Sciences Tools & Services (3.9%)
Thermo Fisher Scientific, Inc.*	193,900	11,191,908
Waters Corp.*	113,700	7,608,804

		18,800,712

Machinery (4.7%)
Actuant Corp.(a)	107,700	6,997,269
Graco, Inc.	46,000	1,799,060
Harsco Corp.	102,600	6,081,102
Oshkosh Truck Corp.	125,900	7,802,023

		22,679,454

Oil, Gas & Consumable Fuels (4.2%)
EOG Resources, Inc.	64,000	4,629,120
World Fuel Services Corp.(a)	153,400	6,260,254
XTO Energy, Inc.	148,130	9,160,359

		20,049,733

Pharmaceuticals (4.0%)
Barr Pharmaceuticals, Inc.*	156,600	8,912,106
Express Scripts, Inc.*	181,800	10,148,076

		19,060,182

Real Estate Management & Development (0.7%)
CB Richard Ellis Group, Inc., Class A*	125,300	3,488,352

Road & Rail (1.0%)(a)
J.B. Hunt Transport Services, Inc.	184,200	4,844,460

Semiconductors & Semiconductor Equipment (7.2%)
Altera Corp.	301,600	7,262,528
Diodes, Inc.*(a)	168,973	5,424,017
MEMC Electronic Materials, Inc.*	129,800	7,640,028
Microchip Technology, Inc.	120,600	4,380,192
On Semiconductor Corp.*	389,100	4,887,096
Tessera Technologies, Inc.*(a)	130,701	4,901,288

		34,495,149

Software (2.6%)
Intuit, Inc.*	198,700	6,020,610
MICROS Systems, Inc.*	97,900	6,370,353
VMware, Inc., Class A*(a)	2,160	183,600

		12,574,563

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide NVIT Mid Cap Growth Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Specialty Retail (4.1%)
Abercrombie & Fitch Co.	56,400	$4,551,480
Gamestop Corp.*	138,100	7,781,935
J Crew Group, Inc.*(a)	86,990	3,610,085
Williams Sonoma, Inc.	112,200	3,659,964

		19,603,464

Textiles, Apparel & Luxury Goods (7.4%)
Coach, Inc.*	146,000	6,901,420
Crocs, Inc.*	157,900	10,618,775
Gildan Activewear, Inc. ADR — CA*	132,500	5,219,175
Iconix Brand Group, Inc.*(a)	354,300	8,428,797
Phillips-Van Heusen Corp.	81,000	4,250,880

		35,419,047

Trading Companies & Distributors (2.9%)(a)
Fastenal Co.	160,400	7,283,764
MSC Industrial Direct Co., Class A	136,100	6,885,299

		14,169,063

Wireless Telecommunication Services (2.8%)
Millicom International Cellular S.A. ADR - LU*(a)	46,500	3,901,350
NII Holdings, Inc.*	118,400	9,726,560

		13,627,910

Total Common Stocks (Cost $388,874,432)		468,308,213

Repurchase Agreements (6.8%)
Nomura Securities, 4.99%, dated 09/28/07, due 10/01/07, repurchase price $32,419,600, collateralized by various U.S. Government Agency Mortgages with a market value of $33,054,247	$32,406,125	32,406,125

Securities Held As Collateral For Securities On Loan (12.7%)
Deutsche Bank Securities, Inc., 5.10% dated 09/28/07, due 10/01/07, Repurchase price $61,152,452, collateralized by U.S. Government Agency Mortgages with a market value of $62,366,666	61,143,790	61,143,790

Total Investments
(Cost $482,424,346) (b) — 116.8%		561,858,128
Liabilities in excess of other assets — (16.8)%		(80,674,675)

NET ASSETS — 100.0%		$481,183,453

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of September 30, 2007.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CA	Canada

CH	Switzerland

LU	Luxembourg
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Van Kampen NVIT Comstock Value Fund

	Shares	Value
Common Stocks (92.6%)
Airline (0.7%)
Southwest Airlines	224,700	$3,325,560

Beverages (3.7%)
Anheuser-Busch Cos., Inc.	70,350	3,516,796
Coca-Cola Co.	230,400	13,241,088

		16,757,884

Capital Markets (0.3%)
Bear Stearns Cos., Inc. (The)	12,800	1,571,968

Chemicals (3.1%)
E.I. du Pont de Nemours & Co.	210,900	10,452,204
Rohm & Haas Co.	61,400	3,418,138

		13,870,342

Commercial Banks (5.6%)
Barclays PLC ADR – GB	12,900	627,198
PNC Bank Corp.	47,300	3,221,130
U.S. Bancorp	75,300	2,449,509
Wachovia Corp.	244,005	12,236,851
Wells Fargo & Co.	195,900	6,977,958

		25,512,646

Commercial Services & Supplies (0.4%)
Western Union Co.	85,400	1,790,838

Communications Equipment (0.7%)
Cisco Systems, Inc.*	42,500	1,407,175
Telefonaktiebolaget LM Ericsson ADR – SE(a)	44,700	1,779,060

		3,186,235

Computers & Peripherals (2.9%)
Dell, Inc.*	191,100	5,274,360
Hewlett-Packard Co.	56,500	2,813,135
International Business Machines Corp.	42,600	5,018,280

		13,105,775

Diversified Financial Services (10.7%)
Bank of America Corp.	284,734	14,313,578
Bank of New York Mellon Corp.	163,321	7,208,989
Citigroup, Inc.	334,900	15,629,783
J.P. Morgan Chase & Co.	149,400	6,845,508
Merrill Lynch & Co., Inc.	61,700	4,397,976

		48,395,834

Diversified Telecommunication Services (4.6%)
AT&T, Inc.	172,500	7,298,475
Verizon Communications, Inc.	304,010	13,461,563

		20,760,038

Food & Staples Retailing (4.0%)
CVS Caremark Corp.	199,500	7,906,185
Wal-Mart Stores, Inc.	235,500	10,279,575

		18,185,760

Food Products (6.1%)
Cadbury Schweppes PLC ADR — GB	200,200	9,313,304
Kraft Foods, Inc.	243,411	8,400,114
Sara Lee Corp.	36,300	605,847
Unilever NV ADR – NL	295,400	9,113,090

		27,432,355

Health Care Equipment & Supplies (0.6%)(a)
Boston Scientific Corp.*	192,000	2,678,400

Health Care Providers & Services (1.2%)
Cardinal Health, Inc.	88,500	5,533,905

Household Products (2.7%)
Kimberly-Clark Corp.(a)	107,500	7,552,950
Procter & Gamble Co. (The)	67,500	4,747,950

		12,300,900

Industrial Conglomerate (1.8%)
General Electric Co.	199,800	8,271,720

Insurance (7.7%)
AFLAC, Inc.	47,800	2,726,512
American International Group, Inc.	72,600	4,911,390
Berkshire Hathaway, Inc., Class B*	640	2,529,280
Chubb Corp. (The)	193,580	10,383,631
Genworth Financial, Inc.	53,900	1,656,347
Hartford Financial Services Group, Inc. (The)	21,600	1,999,080
MBIA, Inc.(a)	26,500	1,617,825
MetLife, Inc.	60,100	4,190,773
Torchmark Corp.	30,600	1,906,992
Travelers Cos., Inc. (The)	53,800	2,708,292

		34,630,122

Internet & Catalog Retail (1.0%)
Liberty Media Corp.*	237,074	4,554,192

IT Services (0.2%)
Computer Sciences Corp.*	13,900	777,010

Leisure Equipment & Products (2.4%)
Time Warner, Inc.	585,000	10,740,600

Media (7.7%)
Clear Channel Communications, Inc.	51,499	1,928,122
Comcast Corp., Class A*	503,500	12,174,630
Liberty Media Holding Corp. – Capital, Series A*	41,014	5,119,778
News Corp., Class B(a)	187,500	4,385,625
Viacom, Inc., Class B*	290,400	11,316,888

		34,925,043

Metals & Mining (1.2%)
Alcoa, Inc.(a)	86,800	3,395,616
Newmont Mining Corp.	42,400	1,896,552

		5,292,168

Paper & Forest Products (3.5%)
International Paper Co.	435,436	15,619,089

Pharmaceuticals (13.9%)
Abbott Laboratories	130,500	6,997,410
Bristol-Myers Squibb Co.	428,400	12,346,488
Eli Lilly & Co.	150,300	8,556,579
GlaxoSmithKline PLC ADR – GB(a)	101,700	5,410,440
Pfizer, Inc.	290,500	7,096,915
Roche Holding AG ADR – CH	14,600	1,319,149
Sanofi-Aventis ADR – FR(a)	31,800	1,348,956
Schering-Plough Corp.	320,300	10,131,089
Wyeth	218,500	9,734,175

		62,941,201

Semiconductors & Semiconductor Equipment (1.1%)
Intel Corp.	90,700	2,345,502
KLA-Tencor Corp.	23,600	1,316,408
Texas Instruments, Inc.	39,100	1,430,669

		5,092,579

Software (0.6%)
Microsoft Corp.	99,700	2,937,162

Specialty Retail (0.9%)
Home Depot, Inc. (The)	51,800	1,680,392
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Van Kampen NVIT Comstock Value Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Specialty Retail (continued)
Lowe’s Cos., Inc.	79,400	$2,224,788

		3,905,180

Thrifts & Mortgage Finance (1.7%)
Fannie Mae	29,950	1,821,259
Freddie Mac	103,280	6,094,553

		7,915,812

Tobacco (1.6%)
Altria Group, Inc.	101,650	7,067,725

Total Common Stocks (Cost $384,942,528)		419,078,043

Repurchase Agreements (6.9%)
Nomura Securities, 4.99%, dated 09/28/07, due 10/01/07, repurchase price $31,366,882, collateralized by U.S. Government Agency Mortgages with a market value of $31,980,921	$31,353,844	31,353,844

Securities Held As Collateral For Securities On Loan (3.0%)
Deutsche Bank Securities, Inc., 5.10% dated 09/28/07, due 10/01/07, Repurchase price $13,553,180, collateralized by U.S. Government Agency Mortgages with a market value of $13,818,370	13,547,422	13,547,422

Total Investments
(Cost $429,843,794) (b) — 102.5%		463,979,309
Liabilities in excess of other assets — (2.5)%		(11,379,363)

NET ASSETS — 100.0%		$452,599,946

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of September 30, 2007.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CH	Switzerland

FR	France

GB	United Kingdom

NL	Netherlands

SE	Sweden
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Federated NVIT High Income Bond Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (0.2%)
Chemicals (0.1%)(a) (b)
General Chemical Industrial Products, Inc.*	143	$295,222

Consumer Goods (0.0%)(a) (b) (c)
SleepMaster LLC	185	2

Containers & Packaging (0.0%)(c)
Pliant Corp.*	1	0
Russell Stanley Holdings, Inc.	4,000	0

		0

Media (0.1%)
Virgin Media, Inc.	5,650	137,125

Total Common Stocks (Cost $788,456)		432,349

Corporate Bonds (90.6%)
Aerospace & Defense (2.1%)
Alliant Techsystems, Inc., 6.75%, 04/01/16	$800,000	794,000
DRS Technologies, Inc., 6.63%, 02/01/16	725,000	719,562
Hawker Beechcraft Acq Co.(d)
8.88%, 04/01/15	825,000	833,250
9.75%, 04/01/17	525,000	538,125
L-3 Communications Corp.
6.13%, 01/15/14	1,425,000	1,403,625
5.88%, 01/15/15	300,000	289,500
6.38%, 10/15/15	375,000	370,313
Transdigm Inc, 7.75%, 07/15/14	375,000	380,625

		5,329,000

Auto Components (0.7%)
Cooper-Standard Automotive, Inc., 8.38%, 12/15/14	500,000	437,500
Tenneco Automotive, Inc., 8.63%, 11/15/14	300,000	303,750
United Components, Inc., 9.38%, 06/15/13	1,025,000	1,045,500

		1,786,750

Automobiles (3.9%)
Ford Motor Co., 7.45%, 07/16/31	1,150,000	908,500
Ford Motor Credit Co.
9.88%, 08/10/11	425,000	430,809
7.25%, 10/25/11	975,000	914,466
Ford Motor Credit Company
8.11%, 01/13/12(e)	1,350,000	1,276,765
8.00%, 12/15/16	1,100,000	1,030,679
General Motors Acceptance Corp.
6.88%, 09/15/11	1,575,000	1,500,136
8.00%, 11/01/31	1,625,000	1,598,451
General Motors Corp.
7.40%, 09/01/25	2,425,000	1,964,250
8.38%, 07/15/33	725,000	638,906

		10,262,962

Building Products (1.0%)
Goodman Global Holdings
8.36%, 06/15/12(e)	250,000	248,125
7.88%, 12/15/12	275,000	271,563
Norcraft Cos. LLC, 9.00%, 11/01/11	100,000	101,000

	Principal
	Amount	Value
Corporate Bonds (continued)
Building Products (continued)
Norcraft Holdings LP 0.00%, 09/01/12(f)	500,000	450,000
Nortek Holdings, Inc.
10.75%, 03/01/14(f)	300,000	186,000
8.50%, 09/01/14	350,000	305,375
Panolam Industries International, Inc., 10.75%, 10/01/13(d)	800,000	764,000
Texas Industries, Inc., 7.25%, 07/15/13	150,000	150,375

		2,476,438

Chemicals (3.9%)
Compass Minerals Intl.(f)
12.75%, 12/15/12	500,000	522,500
12.00%, 06/01/13	1,050,000	1,063,125
Equistar Chemical, 10.13%, 09/01/08	39,000	40,463
Hexion Specialty Chemicals, 9.75%, 11/15/14	1,125,000	1,243,125
Invista, 9.25%, 05/01/12(d)	950,000	1,002,250
Lyondell Chemical Co.
8.25%, 09/15/16	875,000	990,937
6.88%, 06/15/17	550,000	599,500
Mosaic Corp.(d)
7.38%, 12/01/14	225,000	237,375
7.63%, 12/01/16	525,000	562,406
Nalco Co.
8.88%, 11/15/13	1,100,000	1,160,500
9.00%, 02/01/14(f)	481,000	420,875
Nell AF SARL, 8.38%, 08/15/15(d)	800,000	734,000
Terra Capital, Inc., 7.00%, 02/01/17	975,000	955,500
Union Carbide Corp.
7.88%, 04/01/23	225,000	244,385
7.50%, 06/01/25	350,000	370,086

		10,147,027

Construction Materials (0.0%)(a) (g) (h)
Clark Material Handling, Inc. 0.00%, 11/15/06	100,000	0

Consumer Goods (4.5%)
AAC Group Holding Corp., 10.25%, 10/01/12(f)	1,025,000	917,375
AAC Group Holding Corp. PIK, 14.75%, 10/01/12	359,758	354,362
American Achievement Corp., 8.25%, 04/01/12	600,000	600,000
American Greetings, 7.38%, 06/01/16	725,000	706,875
Church & Dwight Co., 6.00%, 12/15/12	900,000	870,750
Constellation Brands, Inc., 7.25%, 09/01/16	375,000	376,875
Jarden Corp., 7.50%, 05/01/17	1,325,000	1,288,562
Jostens Holding Corp., 10.25%, 12/01/13(f)	1,250,000	1,168,750
Jostens, Inc., 7.63%, 10/01/12	2,075,000	2,121,687
Playtex Products, Inc., 9.38%, 06/01/11	1,300,000	1,343,875
True Temper Sports, Inc., 8.38%, 09/15/11	1,100,000	610,500
Visant Holding Corp., 8.75%, 12/01/13	1,225,000	1,258,688

		11,618,299

Containers & Packaging (2.1%)
Ball Corp., 6.63%, 03/15/18	1,025,000	1,009,625
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Containers & Packaging (continued)
Berry Plastics Corp., 8.88%, 09/15/14	$1,025,000	$1,053,187
Crown Americas, 7.75%, 11/15/15	1,100,000	1,141,250
Graphic Packaging International, 9.50%, 08/15/13	1,150,000	1,187,375
Owens-Brockway Glass Container, 6.75%, 12/01/14	800,000	793,000
Plastipak Holdings, Inc., 8.50%, 12/15/15(a) (d)	350,000	364,000
Russell Stanley Holdings, Inc., 9.00%, 11/30/08(a) (b) (c)	14,589	677

		5,549,114

Diversified Financial Services (2.2%)(d)
Trains HY-1-2006, 7.55%, 05/01/16	5,800,000	5,693,344

Electric Power (0.5%)
NRG Energy, Inc., 7.38%, 02/01/16	1,375,000	1,381,875

Electric Utilities (3.8%)
Dynegy Holdings, Inc., 7.75%, 06/01/19(d)	1,400,000	1,345,750
Edison Mission Energy(d)
7.75%, 06/15/16	1,350,000	1,404,000
7.00%, 05/15/17	1,325,000	1,311,750
FPL Energy National Wind, 6.13%, 03/25/19(d)	293,629	295,786
Intergen NV, 9.00%, 06/30/17(d)	1,000,000	1,055,000
Nevada Power Co.
6.50%, 04/15/12	75,000	77,539
5.88%, 01/15/15	350,000	343,546
Nevada Power Corp., 6.50%, 05/15/18	625,000	631,444
Northwestern Corp., 5.88%, 11/01/14	200,000	195,261
NRG Energy Inc., 7.38%, 01/15/17	550,000	551,375
PSEG Energy Holdings, 10.00%, 10/01/09	1,125,000	1,208,819
Sierra Pacific Resources, 6.75%, 08/15/17	650,000	642,687
TECO Energy, Inc., 6.75%, 05/01/15	225,000	231,403
TXU Corp., 5.55%, 11/15/14	650,000	527,482

		9,821,842

Energy Companies (2.9%)
Chesapeake Energy Corp.
7.50%, 09/15/13	375,000	387,187
6.88%, 01/15/16	525,000	527,625
6.88%, 11/15/20	875,000	860,781
Cimarex Energy Corp., 7.13%, 05/01/17	325,000	324,188
Forest Oil Corporation, 7.25%, 06/15/19(d)	700,000	703,500
Hilcorp Energy(d)
7.75%, 11/01/15	550,000	540,375
9.00%, 06/01/16	475,000	486,875
Petroplus Finance Ltd(d)
6.75%, 05/01/14	225,000	217,125
7.00%, 05/01/17	500,000	477,500
Pioneer Natural Resources, 6.88%, 05/01/18	850,000	802,368
Plains Exploration, 7.75%, 06/15/15	750,000	738,750
Plains Exploration, Inc., 7.00%, 03/15/17	375,000	352,500
Range Resources Corp.
6.38%, 03/15/15	450,000	441,000
7.50%, 05/15/16	550,000	563,750

		7,423,524

Energy Equipment & Services (0.7%)
Basic Energy Services, 7.13%, 04/15/16	950,000	928,625
Cie General De Geophysique
7.50%, 05/15/15	100,000	103,500
7.75%, 05/15/17	400,000	414,000
Complete Production Services, Inc., 8.00%, 12/15/16	500,000	496,875

		1,943,000

Entertainment (1.1%)
Cinemark, Inc., 9.75%, 03/15/14(f)	1,225,000	1,163,750
Hard Rock Park Operation, 10.12%, 04/01/12(e)(d)	575,000	554,875
Universal City Development, 11.75%, 04/01/10	950,000	995,125
Universal City Florida Holding Co., 10.11%, 05/01/10(e)	250,000	253,750

		2,967,500

Environmental (1.1%)
Allied Waste Industries, 9.25%, 05/01/21	475,000	517,750
Allied Waste North America
7.13%, 05/15/16	1,650,000	1,695,375
6.88%, 06/01/17	275,000	277,750
Clean Harbors, Inc., 11.25%, 07/15/12	341,000	376,753

		2,867,628

Food & Staples Retailing (0.0%)(a) (b) (g) (h)
Jitney-Jungle Stores of America, Inc. 0.00%, 09/15/10	100,000	0

Food Products (6.0%)
Aramark Services, Inc.
8.50%, 02/01/15	550,000	563,750
8.86%, 02/01/15(e)	750,000	761,250
ASG Consolidated LLC, 11.50%, 11/01/11(f)	1,675,000	1,566,125
B&G Foods, Inc., 8.00%, 10/01/11	1,100,000	1,094,500
Constellation Brands, Inc., 7.25%, 05/15/17(d)	575,000	577,875
Cott Beverages, Inc., 8.00%, 12/15/11	900,000	891,000
Dean Foods Co., 7.00%, 06/01/16	1,175,000	1,122,125
Del Monte Corp., 6.75%, 02/15/15	1,425,000	1,375,125
Eurofresh, Inc., 11.50%, 01/15/13(d)	775,000	670,375
Michael Foods, 8.00%, 11/15/13	1,500,000	1,507,500
Pierre Foods, Inc., 9.88%, 07/15/12	775,000	716,875
Pilgrim’s Pride Corp., 8.38%, 05/01/17	1,050,000	1,076,250
Pinnacle Foods LLC(d)
9.25%, 04/01/15	650,000	622,375
10.63%, 04/01/17	650,000	612,625
Reddy Ice Group, 10.50%, 11/01/12(f)	1,250,000	1,181,250
Smithfield Foods, Inc.
7.75%, 05/15/13	200,000	205,000
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Food Products (continued)
7.75%, 07/01/17	$900,000	$927,000

		15,471,000

Gaming (4.7%)
Fontainebleau Las Vegas, 10.25%, 06/15/15(d)	650,000	612,625
Global Cash Access LLC, 8.75%, 03/15/12	503,000	523,120
Great Canadian Gaming Co., 7.25%, 02/15/15(d)	550,000	552,750
Herbst Casinos & Gambling, Inc., 7.00%, 11/15/14	850,000	701,250
Jacobs Entertainment, Inc., 9.75%, 06/15/14	925,000	925,000
MGM Grand, Inc., 8.38%, 02/01/11	700,000	733,250
MGM Mirage, Inc.
6.00%, 10/01/09	500,000	498,750
5.88%, 02/27/14	550,000	509,438
7.50%, 06/01/16	1,400,000	1,398,250
MTR Casinos & Gambling Group, Inc., 9.75%, 04/01/10	800,000	826,000
MTR Gaming Group, Inc., 9.00%, 06/01/12	425,000	422,875
Penn National Casinos & Gambling, Inc., 6.75%, 03/01/15	925,000	948,125
San Pasqual Casino, 8.00%, 09/15/13(d)	800,000	812,000
Shingle Springs, 9.38%, 06/15/15(d)	575,000	583,625
Station Casinos, Inc., 7.75%, 08/15/16	525,000	522,375
Tunica-Biloxi Casinos & Gambling Authority, 9.00%, 11/15/15(d)	625,000	623,437
Wynn Las Vegas LLC, 6.63%, 12/01/14	950,000	935,750

		12,128,620

Gas Utilities (4.9%)
Amerigas Partners LP, 7.13%, 05/20/16	1,075,000	1,050,812
EL Paso Corp., 7.80%, 08/01/31	975,000	994,777
Holly Energy Partners LP, 6.25%, 03/01/15	1,375,000	1,285,625
Inergy LP, 6.88%, 12/15/14	1,400,000	1,358,000
Pacific Energy Partners
7.13%, 06/15/14	700,000	718,505
6.25%, 09/15/15	150,000	144,745
Regency Energy Partners, 8.38%, 12/15/13(d)	551,000	579,928
Semco Energy, Inc., 7.13%, 05/15/08	500,000	503,845
Southern Star Central Corp., 6.75%, 03/01/16	625,000	600,781
Tennessee Gas Pipeline, Inc.
7.50%, 04/01/17	200,000	216,783
8.38%, 06/15/32	1,675,000	1,976,805
Transcontinental Gas Pipeline Corp.
8.88%, 07/15/12	350,000	391,125
6.40%, 04/15/16	500,000	505,000
Williams Cos., Inc. (The)
7.63%, 07/15/19	825,000	887,906
7.88%, 09/01/21	1,425,000	1,556,812

		12,771,449

Health Care Equipment & Supplies (0.6%)
Accellent, Inc., 10.50%, 12/01/13	700,000	651,000
Varietal Distribution, 10.25%, 07/15/15(d)	800,000	776,000

		1,427,000

Health Care Providers & Services (6.1%)
Advanced Medical Optics, 7.50%, 05/01/17	650,000	601,250
AMR Holding Co./Emcare H, 10.00%, 02/15/15	600,000	639,000
CRC Health Corp., 10.75%, 02/01/16	875,000	923,125
HCA, Inc.
6.38%, 01/15/15	1,000,000	855,000
9.25%, 11/15/16(d)	1,650,000	1,757,250
9.63%, 11/15/16(d)	2,175,000	2,327,250
7.50%, 11/06/33	900,000	729,000
National Mentor Hldgs., 11.25%, 07/01/14	1,125,000	1,192,500
Omnicare, Inc., 6.88%, 12/15/15	1,000,000	930,000
Psychiatric Solutions, Inc., 7.75%, 07/15/15	875,000	890,312
United Surgical Partners
8.88%, 05/01/17	175,000	177,625
9.25%, 05/01/17	900,000	904,500
Universal Hospital Services(d)
8.50%, 06/01/15	175,000	174,125
8.76%, 06/01/15(e)	200,000	200,000
Vanguard Health Holdings, 9.00%, 10/01/14	750,000	731,250
Ventas Realty LP
6.63%, 10/15/14	1,050,000	1,052,625
7.13%, 06/01/15	325,000	333,125
6.75%, 04/01/17	500,000	501,250
Viant Holdings, Inc., 10.13%, 07/15/17(d)	885,000	827,475

		15,746,662

Health Care Technology (0.5%)
Bio Rad Laboratories, Inc., 6.13%, 12/15/14	525,000	501,375
Fisher Scientific International, Inc., 6.13%, 07/01/15	800,000	786,600

		1,287,975

Hotels, Restaurants & Leisure (1.4%)
Dave & Buster’s, Inc., 11.25%, 03/15/14	675,000	685,125
Host Marriott LP
7.13%, 11/01/13	450,000	455,625
6.88%, 11/01/14	400,000	401,000
6.38%, 03/15/15	450,000	442,125
6.75%, 06/01/16	375,000	373,125
Royal Caribbean Cruises
7.00%, 06/15/13	550,000	549,696
7.25%, 06/15/16	300,000	297,116
Seminole Hard Rock Ent., 8.19%, 03/15/14(e)(d)	550,000	539,688

		3,743,500

Industrial Conglomerates (5.9%)
ALH Finance Corp., 8.50%, 01/15/13	1,375,000	1,326,875
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Industrial Conglomerates (continued)
American Tire Distributor, 10.75%, 04/01/13	$600,000	$597,000
Baker & Taylor, Inc., 11.50%, 07/01/13(d)	1,000,000	986,250
Belden Cdt, Inc., 7.00%, 03/15/17(d)	375,000	373,125
Da-Lite Screen Co., Inc., 9.50%, 05/15/11	525,000	552,563
Education Management LLC, 10.25%, 06/01/16	1,300,000	1,352,000
Esco Corp(d)
8.63%, 12/15/13	500,000	495,000
9.57%, 12/15/13(e)	250,000	242,500
General Cable Corp.
7.74%, 04/01/15(e)	650,000	633,750
7.13%, 04/01/17	325,000	320,125
Hawk Corp., 8.75%, 11/01/14	625,000	635,937
Interline Brands Inc, 8.13%, 06/15/14	800,000	794,000
Knowledge Learning Corp., 7.75%, 02/01/15(d)	1,400,000	1,365,000
Mueller Water Products, 7.38%, 06/01/17(d)	250,000	233,750
Norcross Safety Products, 9.88%, 08/15/11	750,000	774,375
Rental Service Corp., 9.50%, 12/01/14	625,000	600,000
Safety Products Holdings, 11.75%, 01/01/12	1,018,409	1,089,698
Sensus Metering Systems, 8.63%, 12/15/13	575,000	560,625
Stanadyne Corp., 10.00%, 08/15/14	700,000	707,000
Stanadyne Holdings, Inc., 12.00%, 02/15/15(f)	450,000	364,500
Superior Essex Communications, 9.00%, 04/15/12	725,000	719,562
Valmont Industries, Inc., 6.88%, 05/01/14	650,000	651,625

		15,375,260

Machinery (0.3%)
Baldor Electic Co., 8.63%, 02/15/17	750,000	787,500

Manufacturing (1.0%)
Chemtura Corp., 6.88%, 06/01/16	1,100,000	1,050,500
Koppers, Inc., 9.88%, 10/15/13	715,000	759,687
Owens-Brockway Glass Container, 8.25%, 05/15/13	150,000	156,000
Sealy Mattress Co., 8.25%, 06/15/14	750,000	759,375

		2,725,562

Media (11.0%)
Affinity Group Holding PIK, 10.88%, 02/15/12	824,904	853,776
Affinity Group, Inc., 9.00%, 02/15/12	425,000	435,625
CBD Media Finance, Inc., 8.63%, 06/01/11	125,000	130,704
CBD Media Holdings, 9.25%, 07/15/12	1,175,000	1,267,931
CCH II LLC, 10.25%, 10/01/13	300,000	314,250
Charter Communications, 10.25%, 09/15/10	1,725,000	1,772,437
Dex Media East LLC, 12.13%, 11/15/12	325,000	347,750
Dex Media West/Finance Series B, 9.88%, 08/15/13	$1,591,000	$1,700,381
DIRECTV Holdings LLC
8.38%, 03/15/13	844,000	880,925
6.38%, 06/15/15	400,000	381,500
Echostar DBS Corp.
5.75%, 10/01/08	1,250,000	1,253,125
6.63%, 10/01/14	650,000	654,875
Idearc, Inc., 8.00%, 11/15/16	1,375,000	1,378,437
Intelsat Bermuda Ltd.
8.89%, 01/15/15(e)(d)	300,000	304,500
11.25%, 06/15/16	1,875,000	2,017,969
Intelsat Intermediate, 9.25%, 02/01/15(f)	1,925,000	1,592,937
Intelsat Sub Holdings Co. Ltd., 8.63%, 01/15/15	725,000	743,125
Kabel Deutschland GMBH, 10.63%, 07/01/14	1,250,000	1,343,750
Lamar Media Corp.
7.25%, 01/01/13	550,000	555,500
6.63%, 08/15/15	125,000	121,250
6.63%, 08/15/15	750,000	727,500
Local TV Finance LLC, 9.25%, 06/15/15(d)	600,000	567,000
Medimedia Usa, Inc., 11.38%, 11/15/14(d)	775,000	802,125
PanAmSat Corp., 9.00%, 08/15/14	453,000	468,855
Quebecor Media, 7.75%, 03/15/16	525,000	503,344
Quebecor Media 144a, 7.75%, 03/15/16(d)	975,000	934,781
R.H. Donnelley Corp., 10.88%, 12/15/12	575,000	613,813
Rainbow National Services LLC, 10.38%, 09/01/14(d)	405,000	446,513
Reader’s Digest Assoc., 9.00%, 02/15/17(d)	825,000	746,625
RH Donnelley
6.88%, 01/15/13	750,000	712,500
8.88%, 01/15/16	775,000	793,406
RH Donnelley Corp, 8.88%, 10/15/17(d)	350,000	357,000
SGS International, Inc., 12.00%, 12/15/13	1,175,000	1,216,125
Umbrella Acquisition, 9.75%, 03/15/15(d)	250,000	245,000
Videotron Ltee, 6.38%, 12/15/15	325,000	307,125
WDAC Subsidiary Corp., 8.38%, 12/01/14(d)	1,250,000	1,225,000

		28,717,459

Metals & Mining (0.9%)
Aleris International, Inc., 10.00%, 12/15/16(d)	475,000	422,750
Aleris International,Inc., 9.00%, 12/15/14	600,000	558,000
Freeport-Mcmoran Copper, 8.38%, 04/01/17	725,000	793,875
Novelis, Inc., 7.25%, 02/15/15	712,000	690,640

		2,465,265

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Other Financial (0.3%)
American Real Estate Partners LP, 7.13%, 02/15/13	$675,000	$646,313

Paper & Forest Products (0.5%)
NewPage Corp., 12.00%, 05/01/13	1,125,000	1,212,188

Semiconductors & Semiconductor Equipment (0.2%)
Freescale Semiconductor, Inc., 8.88%, 12/15/14	625,000	606,250

Service Companies (0.7%)
West Corp, 9.50%, 10/15/14	575,000	596,563
West Corp., 11.00%, 10/15/16(a)	1,275,000	1,345,125

		1,941,688

Specialty Retail (3.4%)
Autonation, Inc.
7.36%, 04/15/13(e)	675,000	648,000
7.00%, 04/15/14	250,000	240,000
Claire’s Stores, Inc., 10.50%, 06/01/17(a) (d)	1,025,000	794,375
Couche-Tard Financing Co., 7.50%, 12/15/13	1,325,000	1,354,812
FTD, Inc., 7.75%, 02/15/14	1,015,000	969,325
General Nutrition Center, 10.01%, 03/15/14(e)(d)	775,000	747,875
Genereal Nutirition Center, 10.01%, 03/15/14(e)	300,000	289,500
NBC Acquisition Corp., 11.00%, 03/15/13(f)	1,000,000	902,500
Nebraska Book Co., 8.63%, 03/15/12	1,125,000	1,127,813
U.S. Office Products Co. 0.00%, 06/15/08(a) (b) (g)	455,359	0
United Auto Group, Inc., 7.75%, 12/15/16	650,000	625,625
Yankee Acquistion Corp, 9.75%, 02/15/17	1,250,000	1,187,500

		8,887,325

Technology (4.9%)
Activant Solutions, 9.50%, 05/01/16	1,100,000	970,750
CHR Intermediate Holding Corp., 12.87%, 06/01/13(e)(d)	425,000	434,562
Compucom Systems, Inc.(d)
12.00%, 11/01/14	650,000	822,250
12.50%, 10/01/15	950,000	904,875
Deluxe Corp.
5.13%, 10/01/14	525,000	454,125
7.38%, 06/01/15	125,000	124,063
Ipayment, Inc., 9.75%, 05/15/14	750,000	720,000
MagnaChip Semiconductor, 8.00%, 12/15/14	350,000	243,250
Open Solutions, Inc., 9.75%, 02/01/15(d)	1,025,000	991,687
Seagate Technology, 6.80%, 10/01/16	875,000	859,687
Serena Software, Inc., 10.38%, 03/15/16	950,000	983,250
Smart Modular Technologies, Inc., 10.85%, 04/01/12(e)	405,000	424,238
SS&C Technologies, Inc., 11.75%, 12/01/13	900,000	958,500
SunGard Data Systems, Inc.
9.13%, 08/15/13	1,070,000	1,118,150
10.25%, 08/15/15	1,150,000	1,207,500
Xerox Corp.
9.75%, 01/15/09	650,000	682,894
7.63%, 06/15/13	475,000	493,634
6.40%, 03/15/16	300,000	304,202

		12,697,617

	Shares or
	Principal
	Amount	Value
Corporate Bonds (continued)
Technology (continued)
Telephones (1.4%)
Qwest Corp., 8.88%, 03/15/12	3,300,000	3,617,625

Textiles, Apparel & Luxury Goods (0.2%)
Glenoit Corp. 0.00%, 12/31/49(a) (g) (h)	125,000	0
Warnaco Group, Inc., 8.88%, 06/15/13	575,000	605,188

		605,188

Tobacco (0.5%)
Reynolds American, Inc., 7.75%, 06/01/18	1,225,000	1,310,636

Transportation (1.1%)
Ceva Group, 10.00%, 09/01/14(d)	475,000	477,375
Hertz Corp.
8.88%, 01/01/14	700,000	724,500
10.50%, 01/01/16	825,000	895,125
Holt Group, Inc.* (The) 0.00%, 01/15/06(a) (b) (g) (h)	50,000	0
Stena AB
7.50%, 11/01/13	575,000	580,750
7.00%, 12/01/16	250,000	250,000

		2,927,750

Wireless Telecommunication Services (3.6%)
Centennial Cellular Corp., 11.10%, 01/01/13(e)	575,000	595,125
Centennial Communication, 10.00%, 01/01/13	750,000	796,875
Citizens Communications, 9.00%, 08/15/31	550,000	561,000
Digicel Group Ltd.(d)
9.25%, 09/01/12	475,000	490,437
8.88%, 01/15/15	275,000	259,188
9.13%, 01/15/15	596,000	555,770
MetroPCS Wireless, Inc.(d)
9.25%, 11/01/14	675,000	691,875
9.25%, 11/01/14	425,000	435,625
Nextel Communications, 7.38%, 08/01/15	875,000	890,001
Rogers Wireless, Inc.
7.25%, 12/15/12	200,000	211,989
8.00%, 12/15/12	800,000	838,063
6.38%, 03/01/14	875,000	885,056
U.S. Unwired, Inc., 10.00%, 06/15/12	650,000	697,148
Valor Telecommunications, 7.75%, 02/15/15	650,000	681,992
Windstream Corp., 8.63%, 08/01/16	600,000	642,750

		9,232,894

Total Corporate Bonds (Cost $235,634,627)		235,601,029

Preferred Stock (0.0%)(a)
Media (0.0%)
Ziff Davis Media, Inc., Series E-1, PIK*	12	120

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal
	Amount	Value
Repurchase Agreements (9.7%)
Nomura Securities, 4.99% dated 09/28/07, due 10/01/07, repurchase price $25,389,379, collateralized by U.S. Government Agency Mortgages with a market value of $25,886,403	$25,378,826	$25,378,826

Warrants* (0.2%)
Chemicals (0.1%)(a) (b)
General Chemical Industrial Products Series A, expiring 06/01/10	83	155,132
General Chemical Industrial Products Series B, expiring 06/01/10	61	102,997

		258,129

Entertainment (0.0%)(a) (c)
AMF Bowling Worldwide, Inc., Class B, expiring 03/09/09	811	0

Industrial Conglomerate (0.1%)(c)
ACP Holding Co., expiring 09/13/13	96,400	168,700

Media (0.0%)
XM Satellite Radio, expiring 03/15/10	300	900
Ziff Davis Media, Inc., expiring 08/12/12	2,200	0

		900

Total Warrants (Cost $169,494)		427,729

Asset-Backed Security (2.2%)(d)
Diversified Consumer Services (2.2%)
CDX HY 9 T1, 8.75%, 12/29/12	5,800,000	5,807,250

Total Investments
(Cost $267,778,653)(i) — 102.9%		267,647,303
Liabilities in excess of other assets — (2.9)%		(7,568,259)

NET ASSETS — 100.0%		$260,079,044

*	Denotes a non-income producing security.

(a)	Illiquid security.

(b)	Fair Valued Security.

(c)	Denotes a restricted security that either (a) cannot be offered sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales

(d)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2007. The maturity date represents the actual maturity date.

(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at 09/30/07.

(g)	Issuer has filed for bankruptcy protection

(h)	Security in default.

(i)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

PIK	Paid-In-Kind
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
NVIT S&P 500 Index Fund

	Shares	Value
Common Stocks (95.4%)
Aerospace & Defense (2.7%)
Boeing Co. (The)	138,050	$14,493,869
General Dynamics Corporation	69,170	5,842,790
Honeywell International, Inc.	134,856	8,019,886
L-3 Communications Holdings, Inc.	20,254	2,068,744
Lockheed Martin Corp.	63,065	6,841,922
Northrop Grumman Corp.	58,554	4,567,212
Precision Castparts Corp.	25,132	3,719,033
Raytheon Co.	80,109	5,112,556
Rockwell Collins, Inc.	26,624	1,944,617
United Technologies Corp.	174,647	14,055,591

		66,666,220

Air Freight & Logistics (0.9%)
C.H. Robinson Worldwide, Inc.	27,750	1,506,548
FedEx Corp.	55,478	5,811,320
United Parcel Service, Inc., Class B	184,840	13,881,484

		21,199,352

Airline (0.1%)
Southwest Airlines	123,980	1,834,904

Auto Components (0.3%)
B.F. Goodrich Co. (The)	19,661	1,341,470
Goodyear Tire & Rubber Co.*	40,343	1,226,831
Johnson Controls, Inc.	33,396	3,944,401

		6,512,702

Automobiles (0.3%)
Ford Motor Co.*(a)	356,001	3,022,448
General Motors Corp.(a)	102,306	3,754,630
Harley-Davidson, Inc.	41,556	1,920,303

		8,697,381

Beverages (1.3%)
Anheuser-Busch Cos., Inc.	135,778	6,787,542
Brown-Forman Corp., Class B(a)	13,179	987,239
Coca-Cola Co.	350,434	20,139,442
Coca-Cola Enterprises, Inc.	48,780	1,181,452
Constellation Brands, Inc.*	29,076	703,930
Molson Coors Brewing Co.(a)	11,391	1,135,341
Pepsi Bottling Group, Inc. (The)	23,501	873,532

		31,808,478

Biotechnology (1.0%)
Amgen, Inc.*	191,411	10,828,120
Applera Corp.	35,307	1,223,035
Biogen, Inc.*	52,638	3,491,479
Genzyme Corp.*	48,597	3,011,070
Gilead Sciences, Inc.*	159,697	6,526,816
Millipore Corp.*(a)	11,320	858,056

		25,938,576

Building Products (0.1%)
American Standard Cos., Inc.	33,669	1,199,290
Masco Corp.	72,160	1,671,947

		2,871,237

Capital Markets (0.9%)
Ameriprise Financial, Inc.	38,801	2,448,731
Bear Stearns Cos., Inc. (The)	21,422	2,630,836
Charles Schwab Corp.	158,726	3,428,482
E*TRADE Financial Corp.*	80,084	1,045,897
Federated Investors, Inc., Class B	13,333	529,320
Janus Capital Group, Inc.	31,662	895,401
Legg Mason, Inc.	25,497	2,149,142
Lehman Brothers Holding, Inc.	91,684	5,659,653
Northern Trust Corp.	30,844	2,044,032
T. Rowe Price Group, Inc.	43,714	2,434,433

		23,265,927

Chemicals (1.6%)
Air Products & Chemicals, Inc.	36,015	3,520,827
Ashland, Inc.	12,139	730,889
Dow Chemical Co. (The)	164,981	7,104,082
E.I. du Pont de Nemours & Co.	164,734	8,164,217
Eastman Chemical Co.	17,006	1,134,810
Ecolab, Inc.	28,957	1,366,770
Hercules, Inc.	15,217	319,861
International Flavors & Fragrances, Inc.	12,073	638,179
Monsanto Co.	94,106	8,068,649
PPG Industries, Inc.	26,395	1,994,142
Praxair, Inc.	58,739	4,919,979
Rohm & Haas Co.	23,466	1,306,352
Sigma-Aldrich Corp.	19,109	931,373

		40,200,130

Commercial Banks (3.3%)
BB&T Corp.	92,592	3,739,791
Comerica, Inc.	25,640	1,314,819
Commerce Bancorp, Inc.(a)	37,439	1,451,884
Fifth Third Bancorp	99,625	3,375,295
First Horizon National Corp.(a)	22,162	590,839
Huntington Bancshares, Inc.	59,318	1,007,220
KeyCorp	74,381	2,404,738
M & T Bank Corp.(a)	12,360	1,278,642
Marshall & Ilsley Corp.	44,555	1,950,172
National City Corp.(a)	109,693	2,752,197
PNC Bank Corp.	59,885	4,078,169
Regions Financial Corp.	119,331	3,517,878
SunTrust Banks, Inc.	63,976	4,841,064
Synovus Financial Corp.	51,973	1,457,843
U.S. Bancorp	309,740	10,075,842
Wachovia Corp.	335,129	16,806,719
Wells Fargo & Co.	588,631	20,967,036
Zions Bancorp	18,557	1,274,309

		82,884,457

Commercial Services & Supplies (0.6%)
Allied Waste Industries, Inc.*	40,639	518,147
Avery-Dennison Corp.	19,654	1,120,671
Cintas Corp.(a)	20,531	761,700
Donnelley (R.R.) & Sons Co.	34,633	1,266,182
Equifax, Inc.	28,482	1,085,734
Monster Worldwide, Inc.*	25,195	858,142
Pitney Bowes, Inc.	34,425	1,563,584
Robert Half International, Inc.	25,101	749,516
Waste Management, Inc.	87,342	3,296,287
Western Union Co.	130,125	2,728,721

		13,948,684

Communications Equipment (2.8%)
Avaya, Inc.*	84,385	1,431,170
Ciena Corp.*(a)	18,176	692,142
Cisco Systems, Inc.*	1,069,287	35,404,093
Corning, Inc.	273,294	6,736,697
JDS Uniphase Corp.*(a)	46,493	695,535
Juniper Networks, Inc.*	93,699	3,430,320
Motorola, Inc.	405,119	7,506,855
QUALCOMM, Inc.	294,835	12,459,727
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Communications Equipment (continued)
Tellabs, Inc.*	73,385	$698,625

		69,055,164

Computers & Peripherals (4.2%)
Apple, Inc.*	153,161	23,516,340
Dell Inc.*	400,113	11,043,119
EMC Corp.*	373,900	7,777,120
Hewlett-Packard Co.	462,629	23,034,298
International Business Machines Corp.	239,626	28,227,943
Lexmark International Group, Inc.*	19,277	800,574
Network Appliance, Inc.*	66,847	1,798,853
QLogic Corp.*	34,653	466,083
SanDisk Corp.*	42,282	2,329,738
Sun Microsystems, Inc.*	642,729	3,605,709
Teradata Corp.*	32,700	852,816

		103,452,593

Construction & Engineering (0.1%)
Fluor Corp.	16,433	2,366,023

Construction Materials (0.1%)(a)
Vulcan Materials Co.	17,877	1,593,735
Consumer Finance (0.8%)

American Express Company	208,328	12,368,433
Capital One Financial Corp.	73,122	4,857,494
SLM Corp.	70,195	3,486,586

		20,712,513

Containers & Packaging (0.2%)
Ball Corp.	21,214	1,140,252
Bemis Co.	14,839	431,963
Pactiv Corporation*	23,383	670,157
Sealed Air Corp.	24,087	615,664
Temple-Inland, Inc.	21,340	1,123,124

		3,981,160

Distributors (0.2%)
Genuine Parts Co.	26,128	1,306,400
ProLogis Trust	43,150	2,863,003

		4,169,403

Diversified Consumer Services (0.1%)
Apollo Group, Inc.*	27,047	1,626,877
H & R Block, Inc.(a)	50,450	1,068,531

		2,695,408

Diversified Financial Services (7.2%)
American Capital Strategies Ltd.(a)	32,167	1,374,496
Bank of America Corp.	781,488	39,285,402
Bank of New York Mellon Corp.	195,998	8,651,352
CIT Group, Inc.	30,761	1,236,592
Citigroup, Inc.	876,143	40,889,594
CME Group, Inc.	9,605	5,641,497
Discovery Financial Services	89,032	1,851,866
Franklin Resources, Inc.	27,096	3,454,740
Goldman Sachs Group, Inc.	71,484	15,493,442
IntercontinentalExchange, Inc.*	12,500	1,898,750
J.P. Morgan Chase & Co.	600,080	27,495,665
Leucadia National Corp.(a)	29,826	1,438,210
Merrill Lynch & Co., Inc.	151,410	10,792,505
Moody’s Corp.(a)	41,403	2,086,711
Morgan Stanley	185,409	11,680,767
State Street Corporation	66,021	4,499,991

		177,771,580

Diversified Telecommunication Services (3.0%)
AT&T Inc.	1,078,726	45,640,897
CenturyTel, Inc.	19,568	904,433
Citizens Communications Co.	67,537	967,130
Embarq Corp.	29,854	1,659,882
Qwest Communications International, Inc.*(a)	277,446	2,541,405
Verizon Communications, Inc.	511,161	22,634,209
Windstream Corp.	71,905	1,015,299

		75,363,255

Electric Utilities (1.8%)
Allegheny Energy, Inc.*	26,706	1,395,656
American Electric Power Co., Inc.	73,976	3,408,814
Duke Energy Corp.	211,763	3,957,850
Edison International	60,569	3,358,551
Entergy Corp.	36,192	3,919,232
Exelon Corp.	118,127	8,902,051
FirstEnergy Corp.	56,634	3,587,197
FPL Group, Inc.	68,580	4,175,150
Integrys Energy Group, Inc.	10,595	542,782
Pinnacle West Capital Corp.	16,810	664,163
PPL Corp.	63,627	2,945,930
Progress Energy, Inc.(a)	41,566	1,947,367
Southern Co.	136,588	4,955,413

		43,760,156

Electrical Equipment (0.4%)
Cooper Industries, Ltd. Class A	28,938	1,478,442
Emerson Electric Co.	135,651	7,219,346
Rockwell International Corp.	29,252	2,033,307

		10,731,095

Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc.*	65,765	2,425,413
Jabil Circuit, Inc.	32,097	733,095
Molex, Inc.	23,186	624,399
Solectron Corp.*	132,052	515,003
Tektronix, Inc.	12,213	338,789
Tyco Electronics Ltd.	85,509	3,029,584

		7,666,283

Energy Equipment & Services (2.3%)
Baker Hughes, Inc.	54,238	4,901,488
BJ Services Co.	56,271	1,493,995
ENSCO International, Inc.	28,802	1,615,792
Halliburton Co.	153,177	5,881,997
Nabors Industries Ltd. ADR – BM*(a)	53,780	1,654,811
National-OilWell, Inc.*	30,484	4,404,938
Noble Corp.	50,625	2,483,156
Rowan Cos., Inc.	23,272	851,290
Schlumberger Ltd. ADR – NL(a)	209,948	22,044,540
Smith International, Inc.	37,308	2,663,791
Transocean, Inc. ADR – KY*	50,958	5,760,802
Weatherford International Ltd. ADR – BM*	56,961	3,826,640

		57,583,240

Entertainment (0.5%)
Walt Disney Co. (The)	347,450	11,948,806

Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	79,926	4,905,059
CVS Caremark Corp.	261,796	10,374,975
Kroger Co.	128,899	3,676,199
Safeway, Inc.	73,176	2,422,857
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (continued)
SUPERVALU, Inc.	39,259	$1,531,494
SYSCO Corp.	101,835	3,624,308
Wal-Mart Stores, Inc.	425,132	18,557,012
Walgreen Co.	170,804	8,068,781
Whole Foods Market, Inc.	26,966	1,320,255

		54,480,940

Food Products (2.2%)
Archer-Daniels-Midland Company	117,486	3,886,437
Campbell Soup Co.	34,220	1,266,140
ConAgra, Inc.	93,416	2,440,960
Dean Foods Co.	27,986	715,882
General Mills, Inc.	61,401	3,561,872
H.J. Heinz Co.	60,371	2,789,140
Hershey Foods Corp.	28,045	1,301,568
Kellogg Co.	43,314	2,425,584
Kraft Foods, Inc.	283,199	9,773,198
McCormick & Co.	18,595	668,862
PepsiCo, Inc.	284,537	20,845,181
Sara Lee Corp.	137,566	2,295,977
Tyson Foods, Inc., Class A	41,924	748,343
Wrigley (Wm.) Jr. Co., Class A	35,427	2,275,476

		54,994,620

Gas Utilities (0.1%)
Nicor, Inc.(a)	11,981	513,985
Questar Corp.	33,849	1,778,088

		2,292,073

Health Care Equipment & Supplies (1.7%)
Bard (C.R.), Inc.	20,323	1,792,286
Bausch & Lomb, Inc.	8,030	513,920
Baxter International, Inc.	115,774	6,515,761
Becton, Dickinson & Co.	40,487	3,321,958
Boston Scientific Corp.*	227,735	3,176,903
Covidien Ltd.	85,510	3,548,665
Hospira, Inc.*	24,174	1,002,012
Medtronic, Inc.	203,102	11,456,984
PerkinElmer, Inc.	16,472	481,147
St. Jude Medical, Inc.*	61,344	2,703,430
Stryker Corporation	44,208	3,039,742
Varian Medical Systems, Inc.*	20,576	861,929
Zimmer Holdings, Inc.*	43,364	3,512,050

		41,926,787

Health Care Providers & Services (1.9%)
Aetna Inc.	92,951	5,044,451
AmerisourceBergen Corp.	34,809	1,577,892
Cardinal Health, Inc.	67,000	4,189,510
Coventry Health Care, Inc.*	24,843	1,545,483
Humana, Inc.*	28,914	2,020,510
Laboratory Corp. of America Holdings*(a)	19,623	1,535,107
Manor Care, Inc.	14,940	962,136
McKesson Corp.	54,093	3,180,127
Medco Health Solutions, Inc.*	49,348	4,460,566
Patterson Cos., Inc.*	25,675	991,312
Quest Diagnostics, Inc.(a)	26,460	1,528,594
Tenet Healthcare Corp.*(a)	66,863	224,660
UnitedHealth Group, Inc.	234,093	11,337,124
WellPoint, Inc.*	108,143	8,534,646

		47,132,118

Health Care Technology (0.0%)
IMS Health, Inc.	29,454	902,471

Hotels, Restaurants & Leisure (1.5%)
Carnival Corporation	72,982	3,534,518
Darden Restaurants, Inc.	28,712	1,201,884
Harrah’s Entertainment, Inc.	30,830	2,680,052
Hilton Hotels Corp.	66,055	3,070,897
International Game Technology	60,615	2,612,507
Marriott International, Inc., Class A	52,883	2,298,824
McDonald’s Corp.	209,859	11,431,020
Starbucks Corp.*	136,777	3,583,557
Starwood Hotels & Resorts Worldwide, Inc.	39,508	2,400,111
Wendy’s International, Inc.	19,433	678,406
Wyndham Worldwide Corp.	29,587	969,270
YUM! Brands, Inc.	85,979	2,908,670

		37,369,716

Household Durables (0.4%)
Black & Decker Corp.(a)	13,601	1,132,963
Centex Corp.(a)	19,515	518,514
D. R. Horton, Inc.(a)	41,058	525,953
Fortune Brands, Inc.	24,626	2,006,773
Harman International Industries, Inc.	10,294	890,637
KB Home(a)	16,453	412,312
Leggett & Platt, Inc.	26,063	499,367
Lennar Corp., Class A(a)	22,930	519,364
Newell Rubbermaid, Inc.	43,595	1,256,408
Pulte Corp.(a)	32,199	438,228
Snap-on, Inc.	8,456	418,910
Stanley Works (The)	11,412	640,556
Whirlpool Corp.	14,928	1,330,085

		10,590,070

Household Products (2.0%)
Colgate-Palmolive Co.	92,572	6,602,235
Kimberly-Clark Corp.	72,184	5,071,648
Procter & Gamble Co. (The)	548,753	38,599,286

		50,273,169

Independent Power Producers & Energy Traders (0.5%)
AES Corp.*	111,444	2,233,338
Clorox Co. (The)	27,517	1,678,262
Constellation Energy Group	33,696	2,890,780
Dynegy, Inc.*	74,441	687,835
TXU Corp.	78,401	5,368,116

		12,858,331

Industrial Conglomerates (3.1%)
General Electric Co.	1,804,534	74,707,708
Textron, Inc.	41,430	2,577,360

		77,285,068

Insurance (4.4%)
ACE Ltd. ADR — BM	54,785	3,318,327
AFLAC, Inc.	85,367	4,869,334
Allstate Corp.	106,406	6,085,359
AMBAC Financial Group, Inc.(a)	19,671	1,237,503
American International Group, Inc.	451,648	30,553,987
AON Corp.	55,480	2,486,059
Assurant, Inc.(a)	16,204	866,914
Chubb Corp. (The)	65,926	3,536,271
CIGNA Corporation	52,548	2,800,283
Cincinnati Financial Corp.	25,990	1,125,627
Genworth Financial, Inc.	83,205	2,556,890
Hartford Financial Services Group, Inc. (The)	53,832	4,982,152
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Insurance (continued)
Lincoln National Corp.	44,817	$2,956,577
Loews Corp.	74,195	3,587,328
Marsh & McLennan Cos., Inc.	89,855	2,291,302
MBIA, Inc.	24,239	1,479,791
MetLife, Inc.	128,023	8,927,044
Principal Financial Group, Inc.	43,623	2,752,175
Progressive Corp. (The)(a)	120,169	2,332,480
Prudential Financial, Inc.	83,252	8,123,730
Safeco Corp.	20,444	1,251,582
Torchmark Corp.	14,691	915,543
Travelers Cos., Inc. (The)	112,291	5,652,729
UnumProvident Corp.	57,607	1,409,643
XL Capital Ltd., Class A — BM	34,136	2,703,571

		108,802,201

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	52,582	4,898,013
eBay Inc.*	197,805	7,718,351
InterActiveCorp*	34,316	1,018,156

		13,634,520

Internet Software & Services (1.3%)
Akamai Technologies, Inc.*(a)	30,011	862,216
Google, Inc., Class A*	40,817	23,154,260
Verisign, Inc.*	47,283	1,595,328
Yahoo!, Inc.*	231,480	6,212,923

		31,824,727

IT Services (0.7%)
Affiliated Computer Services, Inc., Class A*	18,795	944,261
Automatic Data Processing, Inc.	90,163	4,141,186
Cognizant Technology Solutions Corp.*	26,669	2,127,386
Computer Sciences Corp.*	33,247	1,858,507
Convergys Corp.*	20,549	356,731
Electronic Data Systems Corp.	85,189	1,860,528
Fidelity National Information Services, Inc.	26,877	1,192,532
Fiserv, Inc.*	32,007	1,627,876
Paychex, Inc.	63,613	2,608,133
Unisys Corp.*	48,151	318,760

		17,035,900

Leisure Equipment & Products (0.7%)
Brunswick Corp.	13,360	305,409
Eastman Kodak Co.(a)	55,047	1,473,058
Hasbro, Inc.	33,162	924,556
Mattel, Inc.	63,880	1,498,625
Time Warner, Inc.	660,141	12,120,189

		16,321,837

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc.*	74,458	4,297,716
Waters Corp.*	16,209	1,084,706

		5,382,422

Machinery (1.5%)
Caterpillar, Inc.	110,492	8,665,888
Cummins, Inc.	19,232	2,459,581
Danaher Corp.	44,651	3,693,084
Deere & Co.	40,073	5,947,635
Dover Corp.	34,333	1,749,266
Eaton Corp.	23,987	2,375,672
Ingersoll Rand Co. Ltd., Class A ADR — BM	53,129	2,893,937
ITT Industries, Inc.	29,201	1,983,624
PACCAR, Inc.	42,088	3,588,002
Pall Corp.	18,347	713,698
Parker Hannifin Corp.	21,899	2,448,965
Terex Corp.*	17,422	1,550,906

		38,070,258

Manufacturing (0.8%)
3M Co.	128,117	11,989,189
Illinois Tool Works, Inc.	70,600	4,210,584
Tyco International Ltd.	86,510	3,835,853

		20,035,626

Media (1.9%)
CBS Corp., Class B	135,093	4,255,430
Clear Channel Communications, Inc.	82,614	3,093,068
Comcast Corp., Class A*	514,247	12,434,493
Comcast Corp., Special Class A*	30,100	721,196
DIRECTV Group, Inc.*	126,180	3,063,650
Dow Jones & Co., Inc.	11,089	662,013
E.W. Scripps Co., Class A	11,613	487,746
Gannett Co.	44,818	1,958,547
Interpublic Group Cos., Inc. (The)*(a)	72,175	749,177
McGraw-Hill Cos., Inc. (The)	62,479	3,180,806
Meredith Corp.	10,137	580,850
New York Times Co., Class A(a)	33,463	661,229
News Corp.	399,806	8,791,734
Omnicom Group Inc.	61,505	2,957,775
Tribune Co.	14,167	387,042
Viacom, Inc., Class B*	115,969	4,519,312

		48,504,068

Metals & Mining (1.0%)
Alcoa, Inc.	155,445	6,081,008
Allegheny Technologies, Inc.	17,125	1,882,894
Freeport-McMoRan Copper & Gold, Inc., Class B(a)	66,855	7,012,421
Newmont Mining Corp.	82,984	3,711,874
Nucor Corp.	50,823	3,022,444
U.S. Steel Corp.	21,616	2,289,999

		24,000,640

Multi-Utilities (1.0%)
Ameren Corp.(a)	40,155	2,108,137
CenterPoint Energy, Inc.	46,527	745,828
CMS Energy Corp.	33,349	560,930
Consolidated Edison, Inc.	49,853	2,308,194
Detroit Edison Co.(a)	33,969	1,645,458
Dominion Resources, Inc.	52,977	4,465,961
NiSource, Inc.	38,519	737,254
PG&E Corp.	58,223	2,783,059
Public Service Enterprise Group, Inc.	46,628	4,102,798
Sempra Energy	43,307	2,517,003
TECO Energy, Inc.(a)	37,064	608,962
Xcel Energy, Inc.	65,252	1,405,528

		23,989,112

Multiline Retail (0.9%)
Big Lots, Inc.*(a)	21,648	645,976
Dillard’s, Inc.(a)	14,463	315,727
Family Dollar Stores, Inc.	22,806	605,727
J.C. Penney Co., Inc.	41,059	2,601,909
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Multiline Retail (continued)
Kohl’s Corp.*	54,954	$3,150,513
Macy’s, Inc.	79,805	2,579,298
Nordstrom, Inc.	37,360	1,751,810
Sears Holdings Corp.*(a)	14,172	1,802,679
Target Corp.	146,693	9,325,274

		22,778,913

Office Electronics (0.1%)
Xerox Corp.*	156,364	2,711,352

Oil, Gas & Consumable Fuels (8.8%)
Anadarko Petroleum Corp.	78,414	4,214,753
Apache Corp.	60,319	5,432,329
Chesapeake Energy Corp.	76,473	2,696,438
Chevron Corp.	375,419	35,131,710
ConocoPhillips	286,577	25,152,863
CONSOL Energy, Inc.	29,502	1,374,793
Devon Energy Corp.	76,214	6,341,005
El Paso Corp.	116,020	1,968,859
EOG Resources, Inc.	43,078	3,115,832
Exxon Mobil Corp.	978,223	90,544,321
Hess Corp.	49,944	3,322,774
Marathon Oil Corp.	122,087	6,961,401
Murphy Oil Corp.	30,638	2,141,290
Occidental Petroleum Corp.	143,286	9,181,767
Peabody Energy Corp.	44,402	2,125,524
Spectra Energy Corp.(a)	105,321	2,578,258
Sunoco, Inc.	22,839	1,616,544
Tesoro Corp.	24,700	1,136,694
Valero Energy Corp.	97,049	6,519,752
Williams Cos., Inc. (The)	108,930	3,710,156
XTO Energy, Inc.	67,706	4,186,939

		219,454,002

Paper & Forest Products (0.3%)
International Paper Co.	71,764	2,574,174
MeadWestvaco Corp.	37,924	1,119,896
Weyerhaeuser Co.	38,719	2,799,384

		6,493,454

Personal Products (0.2%)
Avon Products, Inc.	81,277	3,050,326
Estee Lauder Co., Inc. (The), Class A	19,399	823,681

		3,874,007

Pharmaceuticals (6.1%)
Abbott Laboratories	272,234	14,597,187
Allergan, Inc.	56,058	3,614,059
Barr Pharmaceuticals, Inc.*	17,972	1,022,786
Bristol-Myers Squibb Co.	353,929	10,200,234
Celgene Corporation*	69,303	4,941,997
Eli Lilly and Company	170,469	9,704,800
Express Scripts, Inc.*	47,808	2,668,643
Forest Laboratories, Inc., Class A*	58,228	2,171,322
Johnson & Johnson	509,830	33,495,831
King Pharmaceuticals, Inc.*	35,705	418,463
Merck & Co. Inc.	382,045	19,747,906
Mylan Laboratories, Inc.	51,167	816,625
Pfizer, Inc.	1,225,251	29,932,882
Schering-Plough Corp.	259,684	8,213,805
Watson Pharmaceuticals, Inc.*	17,244	558,706
Wyeth	236,779	10,548,504

		152,653,750

Real Estate Investment Trusts (REITs) (1.1%)
Apartment Investment & Management Co.	20,796	938,524
Archstone-Smith Trust	39,241	2,359,954
AvalonBay Communities, Inc.(a)	15,683	1,851,535
Boston Properties, Inc.(a)	22,818	2,370,790
Developers Diversified Realty Corp.(a)	23,154	1,293,614
Equity Residential Property Trust	53,265	2,256,305
General Growth Properties, Inc.	46,598	2,498,585
Host Hotels & Resorts, Inc.(a)	84,651	1,899,568
Kimco Realty Corp.(a)	40,570	1,834,170
Plum Creek Timber Co., Inc.(a)	26,489	1,185,648
Public Storage, Inc.(a)	19,648	1,545,315
Simon Property Group, Inc.(a)	37,456	3,745,600
Vornado Realty Trust	24,692	2,700,070

		26,479,678

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	30,750	856,080

Road & Rail (0.7%)
Burlington Northern Santa Fe Corp.	54,873	4,454,042
CSX Corp.	79,851	3,412,033
Norfolk Southern Corp.	72,177	3,746,708
Ryder System, Inc.	13,671	669,879
Union Pacific Corp.	47,652	5,387,535

		17,670,197

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.*(a)	105,914	1,398,065
Altera Corp.(a)	60,252	1,450,868
Analog Devices, Inc.	53,883	1,948,409
Applied Materials, Inc.	244,432	5,059,742
Broadcom Corp.*	79,418	2,893,992
Intel Corp.	1,028,512	26,597,320
KLA-Tencor Corp.	36,961	2,061,685
Linear Technology Corp.	43,616	1,526,124
LSI Logic Corp.*(a)	117,048	868,496
MEMC Electronic Materials, Inc.*	37,658	2,216,550
Microchip Technology, Inc.	39,300	1,427,376
Micron Technology, Inc.*	141,772	1,573,669
National Semiconductor Corporation	47,237	1,281,067
Novellus Systems*(a)	26,249	715,548
NVIDIA Corp.*	93,324	3,382,062
Teradyne, Inc.*	27,263	376,229
Texas Instruments, Inc.	247,044	9,039,340
Xilinx, Inc.(a)	57,832	1,511,729

		65,328,271

Software (3.1%)
Adobe Systems, Inc.*	105,280	4,596,525
Autodesk, Inc.*	43,026	2,150,009
BMC Software, Inc.*	31,641	988,148
C.A., Inc.	68,094	1,751,378
Citrix Systems, Inc.*	34,588	1,394,588
Compuware Corp.*	52,826	423,665
Electronic Arts, Inc.*	56,973	3,189,918
Intuit, Inc.*	63,871	1,935,291
Microsoft Corp.	1,424,551	41,967,273
Novell, Inc.*	49,654	379,357
Oracle Corp.*	693,408	15,012,283
Symantec Corp.*	162,135	3,142,176

		76,930,611

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT S&P 500 Index Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Specialty Retail (1.7%)
Abercrombie & Fitch Co.	16,631	$1,342,122
AutoNation, Inc.*(a)	27,287	483,526
AutoZone, Inc.*	9,290	1,078,940
Bed Bath & Beyond, Inc.*	44,565	1,520,558
Best Buy Co., Inc.	71,447	3,287,991
Circuit City Stores, Inc.(a)	32,941	260,563
Gap, Inc. (The)	87,623	1,615,768
Home Depot, Inc. (The)	300,302	9,741,797
Limited, Inc. (The)	61,436	1,406,270
Lowe’s Cos., Inc.	257,152	7,205,399
Nike, Inc.	67,501	3,959,609
Office Depot, Inc.*	50,372	1,038,671
OfficeMax, Inc.	16,245	556,716
RadioShack Corp.(a)	27,732	572,943
Sherwin Williams Co.	21,665	1,423,607
Staples, Inc.	131,205	2,819,595
Tiffany & Co.	24,923	1,304,719
TJX Cos., Inc.	73,757	2,144,116

		41,762,910

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.*	65,154	3,079,830
Jones Apparel Group, Inc.(a)	24,667	521,214
Liz Claiborne, Inc.	21,232	728,894
Polo Ralph Lauren Corp.	12,072	938,598
V.F. Corp.	13,837	1,117,338

		6,385,874

Thrifts & Mortgage Finance (1.1%)
Countrywide Credit Industries, Inc.(a)	105,682	2,009,015
Fannie Mae	171,403	10,423,017
Freddie Mac	118,735	7,006,552
Hudson City Bancorp, Inc.(a)	82,176	1,263,867
MGIC Investment Corp.(a)	17,311	559,318
Sovereign Bancorp(a)	55,981	953,916
Washington Mutual, Inc.	158,102	5,582,582

		27,798,267

Tobacco (1.2%)
Altria Group, Inc.	370,793	25,781,238
Reynolds American, Inc.	28,336	1,801,886
UST, Inc.(a)	25,075	1,243,720

		28,826,844

Trading Companies & Distributors (0.0%)
Grainger (W.W.), Inc.	12,929	1,178,996

Wireless Telecommunication Services (0.5%)
ALLTEL Corp.	59,388	4,138,156
Sprint Nextel Corp.	501,893	9,535,967

		13,674,123

Total Common Stocks (Cost $2,205,922,776)		2,371,242,465

Repurchase Agreements (4.5%)
Nomura Securities, 4.99%, dated 09/28/07, due 10/01/07, repurchase price $111,846,435, collateralized by U.S. Government Agency Mortgages with a market value of $114,035,944	$111,799,945	111,799,945

	Principal
	Amount	Value
Securities Held As Collateral For Securities On Loan (2.0%)
Deutsche Bank Securities, Inc., 5.10% dated 09/28/07, due 10/01/07, Repurchase price 50,238,658, collateralized by U.S. Government Agency Mortgages with a market value of 51,221,662	50,217,316	50,217,316

Total Investments (Cost $2,367,940,037) (b) — 101.9%		2,533,259,726
Liabilities in excess of other assets — (1.9)%		(47,564,857)

NET ASSETS — 100.0%		$2,485,694,869

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of September 30, 2007.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

BM	Bermuda

KY	Cayman Islands

NL	Netherlands
At September 30, 2007, the Fund’s open futures contracts were as follows:

			Market
Number			Value	Unrealized
of	Long		Covered by	Appreciation
Contracts	Contracts	Expiration	Contracts	(Depreciation)

298	S&P500 Futures	12/20/07	$114,588,450	$(2,100,844)

			$114,588,450	$(2,100,844)

See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Shares or
	Principal
	Amount	Value
Common Stock (0.0%)
XO Holdings, Inc.	$248	$843

Total Common Stock
Corporate Bonds (29.4%)
Aerospace & Defense (0.1%)(a)
Systems 2001 Asset Trust, 6.66%, 09/15/13	256,887	270,774

Airline (0.2%)
DAE Aviation Holdings, 11.25%, 08/01/15	410,000	428,450

Auto Components (0.1%)(b)
Arvinmeritor, Inc., 8.75%, 03/01/12	225,000	229,500

Automobiles (1.5%)
DaimlerChrysler AG, 8.50%, 01/18/31	180,000	223,124
Ford Motor Credit Co., 7.25%, 10/25/11	1,470,000	1,377,558
General Motors Acceptance Corp., 6.88%, 09/15/11	1,615,000	1,536,937
Sonic Automotive, Inc., Series B, 8.63%, 08/15/13(b)	445,000	439,437

		3,577,056

Banks (3.0%)
Banco ABN AMRO Real SA, 15.86%, 12/13/07(a)	600,000	329,148
Bank One Corp., 6.00%, 02/17/09	95,000	96,272
Chase Manhattan Corp., 7.00%, 11/15/09	240,000	249,230
Harborview Mortgage Loan Trust(c)
5.68%, 11/19/36	1,436,674	1,405,328
5.59%, 01/19/38	368,266	366,541
5.69%, 01/19/38	1,633,551	1,594,643
JP Morgan Chase & Co.
1.36%, 01/03/12	855,000	455,483
5.44%, 06/12/47	600,000	591,750
Kinder Morgan Finance, 5.70%, 01/05/16	635,000	577,179
Marshall & Ilsley Bank, 3.80%, 02/08/08	605,000	601,412
RSHB Capital
7.18%, 05/16/13	100,000	102,200
7.18%, 05/16/13(a)	280,000	285,208
Unicredito Luxem Finance, 5.41%, 10/24/08(c)(a)	440,000	440,190

		7,094,584

Beverages (0.1%)(a)
FBG Finance Ltd., 5.13%, 06/15/15	250,000	235,777

Building Products (0.0%)(c)
Goodman Global Holdings, 8.36%, 06/15/12	50,000	49,500

Chemicals (0.4%)
Equistar Chemical, 10.13%, 09/01/08	189,000	195,142
ICI Wilmington, 4.38%, 12/01/08	115,000	114,435
Innophos, Inc., 8.88%, 08/15/14	430,000	425,700
JohnsonDiversey, Inc., 9.63%, 05/15/12(b)	180,000	182,700

		917,977
Commercial Services & Supplies (0.2%)(b)
Valassis Communication, 8.25%, 03/01/15	480,000	417,600

Communications Equipment (0.1%)
Nortel Networks Corp., 4.25%, 09/01/08	190,000	186,438

		186,438

Consumer Goods (0.1%)(c)
Clorox Co., 5.83%, 12/14/07	210,000	210,229

Containers & Packaging (0.5%)(b)
Berry Plastics Corp., 8.88%, 09/15/14	685,000	700,412
Graphic Packaging International, 9.50%, 08/15/13	165,000	169,538
Owens-Illinois, Inc., 7.50%, 05/15/10	230,000	231,725

		1,101,675

Diversified Financial Services (7.7%)
AIG SunAmerica Global Finance, 6.30%, 05/10/11(a)	395,000	407,356
American General Finance Corp., 4.63%, 05/15/09	95,000	94,177
American Home Mortgage Investment Trust, Series 2004-1 Class 1A, 5.48%, 04/25/44(c)	180,061	180,111
AXA Financial, Inc., 7.75%, 08/01/10	460,000	493,422
Capmark Financial Group(a)
5.88%, 05/10/12	200,000	182,145
6.30%, 05/10/17	85,000	73,975
Caterpillar Financial Services Corp., Series MTNF, 3.63%, 11/15/07	75,000	74,847
Countrywide Home Loans, Inc., 3.25%, 05/21/08	150,000	144,563
Deutsche Telekom International Finance (EUR), 8.13%, 05/29/12	160,000	256,580
Farmers Exchange Capital, 7.05%, 07/15/28(a)	285,000	283,819
Fresenius Medical Care Capital Trust Series IV, 7.88%, 06/15/11(b)	95,000	98,562
General Electric Capital Corp., 4.25%, 12/01/10	100,000	97,880
Goldman Sachs Group, Inc, 6.45%, 05/01/36	50,000	48,787
Harborview Mortgage Loan Trust
5.88%, 11/19/35(c)	569,093	554,127
5.40%, 08/21/36(c)	1,222,692	1,196,525
5.71%, 11/19/36(c)	1,461,012	1,431,625
0.96%, 03/19/37(d)	2,982	2,240
5.75%, 10/19/37(c)	1,011,387	991,716
5.79%, 07/19/45(c)	291,643	287,220
Household Finance Corp. (EUR), 6.50%, 05/05/09	140,000	204,787
John Hancock Global Funding, Series II, 7.90%, 07/02/10(a)	155,000	166,229
Luminent Mortgage Trust(c)
5.37%, 04/25/36	721,386	706,302
5.33%, 10/25/46	890,209	870,266
Mantis Reef Ltd., 4.69%, 11/14/08(a)	425,000	422,851
MBNA Corp., 5.79%, 05/05/08(c)	460,000	461,324
MBNA Credit Card Master Note Trust, 5.87%, 08/16/10(c)	1,750,000	1,750,786
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Shares or
	Principal
	Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
Merrill Lynch Mortgage Investors, Inc., 5.25%, 08/25/35(c)	$73,892	$74,004
Nationstar Home Equity Loan Trust, 5.20%, 09/25/36(c)	878,602	875,459
Residential Accredit Loans, Inc.(c)
5.32%, 12/25/36	1,245,742	1,222,895
5.29%, 01/25/37	1,581,436	1,537,678
5.33%, 06/25/37	2,434,017	2,382,465
5.39%, 02/25/46	376,232	368,983
5.40%, 02/25/46	372,095	367,294

		18,311,000

Electric Power (0.2%)
Centerpoint Energy Resources, 7.88%, 04/01/13	45,000	49,165
Ohio Power Co., 6.00%, 06/01/16	225,000	226,049
Wisconsin Electric Power Co., 3.50%, 12/01/07	110,000	109,680

		384,894

Electric Utilities (1.1%)
AES Corp.
9.38%, 09/15/10	53,000	55,915
7.75%, 03/01/14(b)	95,000	96,425
9.00%, 05/15/15(a)	305,000	320,250
Arizona Public Service Co., 5.80%, 06/30/14	250,000	247,520
Detroit Edison Co., 6.13%, 10/01/10	200,000	206,533
Entergy Gulf States
3.60%, 06/01/08	65,000	63,987
6.47%, 12/08/08(c)(a)	270,000	270,962
5.98%, 12/01/09(c)	105,000	104,131
Foundation P.A. Coal Co., 7.25%, 08/01/14	50,000	49,000
Ipalco Enterprises, Inc., 8.38%, 11/14/08	465,000	474,300
NiSource Finance Corp.
6.06%, 11/23/09(c)	120,000	119,042
7.88%, 11/15/10	440,000	470,968

		2,479,033

Energy Companies (0.4%)
Hilcorp Energy, 7.75%, 11/01/15(a)	230,000	224,825
National Grid Transco PLC (EUR), 5.00%, 07/02/18	110,000	147,943
TXU Corp., 4.81%, 11/17/14	300,000	298,790
TXU Energy Co., 7.00%, 03/15/13	225,000	247,081

		918,639

Energy Equipment & Services (0.0%)(b)
Cie General De Geophysique, 7.50%, 05/15/15	40,000	41,200

Food & Staples Retailing (0.1%)
Kroger Co., 6.40%, 08/15/17	100,000	101,968

Food Products (0.9%)
Aramark Services, Inc.
8.50%, 02/01/15(b)	60,000	61,200
8.86%, 02/01/15(c)	50,000	50,500
Conagra Foods, Inc.
7.00%, 10/01/28	150,000	157,465
8.25%, 09/15/30	100,000	118,162
Delhaize America, Inc., 9.00%, 04/15/31	356,000	424,095
Michael Foods, 8.00%, 11/15/13	120,000	120,000
Pilgrim’s Pride Corp., 7.63%, 05/01/15	1,020,000	1,035,300
Smithfield Foods, Inc., 8.00%, 10/15/09	90,000	92,925

		2,059,647

Gaming (0.1%)
MGM Mirage, Inc., 6.00%, 10/01/09	300,000	297,750

Gas Utilities (0.2%)
Pacific Energy Partners, 7.13%, 06/15/14	150,000	153,813
Williams Cos., Inc. (The), 7.88%, 09/01/21	255,000	277,313

		431,126

Health Care Equipment & Supplies (0.0%)(a)
Invacare Corp., 9.75%, 02/15/15	80,000	80,000

Health Care Providers & Services (1.0%)
Aramark Services, Inc., 5.00%, 06/01/12(b)	210,000	185,325
Columbia HCA, 7.69%, 06/15/25	370,000	303,893
Fresenius Medical Capital Trust II, 7.88%, 02/01/08	350,000	350,000
HCA, Inc.
6.25%, 02/15/13	345,000	305,325
5.75%, 03/15/14	185,000	155,169
Hospira, Inc., 5.84%, 03/30/10(c)	490,000	485,833
Sun Healthcare Group, Inc., 9.13%, 04/15/15(a)	265,000	270,300
Tenet Healthcare Corp.
7.38%, 02/01/13	310,000	262,725
9.88%, 07/01/14(b)	65,000	59,475

		2,378,045

Hotels, Restaurants & Leisure (0.3%)
Isle of Capri Casinos, 7.00%, 03/01/14	490,000	438,550
Station Casinos, Inc., 6.00%, 04/01/12	340,000	323,000

		761,550

Insurance (0.2%)
Farmers Insurance Exchange, 8.63%, 05/01/24(a)	250,000	286,569
Munich Re Finance BV, 6.75%, 06/21/23	130,000	198,125

		484,694

Internet Software & Services (0.0%)(e) (f)
Exodus Communications, Inc. 0.00%, 07/15/10	124,552	0
Rhythms Netconnections 0.00%, 02/15/10	366,692	0

		0

Manufacturing (0.4%)
Interface, Inc.
10.38%, 02/01/10	60,000	63,300
9.50%, 02/01/14	225,000	235,125
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Shares or
	Principal
	Amount	Value
Corporate Bonds (continued)
Manufacturing (continued)
Koppers Holdings, Inc., 9.88%, 11/15/14	$255,000	$218,025
Koppers, Inc., 9.88%, 10/15/13	47,000	49,702
Nalco Co., 7.75%, 11/15/11	165,000	168,300
Propex Fabrics, Inc., 10.00%, 12/01/12	385,000	292,600

		1,027,052

Media (1.7%)
Cablevision Systems Corp., 9.82%, 04/01/09(c)(b)	290,000	298,700
CCH I LLC, 11.00%, 10/01/15	210,000	212,625
Comcast Cable Communication, Inc., 6.75%, 01/30/11	300,000	311,159
Dex Media West/Finance Series B, 9.88%, 08/15/13	75,000	79,781
Echostar DBS Corp.
6.38%, 10/01/11	550,000	552,750
6.63%, 10/01/14	60,000	60,300
Idearc, Inc., 8.00%, 11/15/16	535,000	533,663
Intelsat Bermuda Ltd., 8.89%, 01/15/15(c)(a)	435,000	439,350
Interpublic Group Co., Inc., 6.25%, 11/15/14	205,000	183,475
National Cable PLC
8.75%, 04/15/14(b)	75,000	76,875
9.13%, 08/15/16	100,000	103,750
Time Warner, Inc., 5.73%, 11/13/09(c)	645,000	637,419
Umbrella Acquisition, 9.75%, 03/15/15(a) (b)	240,000	234,000
Viacom, Inc., 6.88%, 04/30/36	380,000	378,417

		4,102,264

Metals & Mining (0.0%)(b) (e) (f)
Murrin Murrin Holdings, 9.38%, 08/31/07	125,000	0

Multiline Retail (0.1%)
Yum! Brands, Inc., 8.88%, 04/15/11	295,000	329,126

Oil, Gas & Consumable Fuels (2.4%)
Centerpoint Energy, 6.25%, 02/01/37	70,000	68,719
Chaparral Energy, Inc., 8.88%, 02/01/17(a)	210,000	196,875
Colorado Interstate Gas, 6.80%, 11/15/15(b)	150,000	155,282
Consolidated Natural Gas, 6.25%, 11/01/11	260,000	267,337
Consumers Energy Co., 4.80%, 02/17/09	210,000	208,999
Cooper Industries, Inc., 5.25%, 11/15/12	205,000	204,291
Gazprom Capital
6.21%, 11/22/16	310,000	307,272
8.63%, 04/28/34	190,000	242,155
Husky Oil Ltd., 8.90%, 08/15/28	525,000	541,766
Pemex Project Funding Master Trust, 6.99%, 06/15/10(c)(a)	570,000	579,975
Pemex Project Funding Master Trust (EUR), 6.63%, 04/04/10	250,000	369,140
Petro Shopping Centre, 9.00%, 02/15/12	320,000	335,200
Petroleos Mexicanos
8.63%, 12/01/23	250,000	309,125
9.50%, 09/15/27	720,000	978,480
Plains All American Pipeline, 6.70%, 05/15/36	230,000	230,269
Pogo Producing Co., 6.88%, 10/01/17(b)	210,000	211,050
Sandridge Energy, 8.63%, 04/01/15	325,000	321,750
Texas Eastern Transmission, 7.00%, 07/15/32	215,000	227,024

		5,754,709

Paper & Forest Products (0.4%)
P.H. Glatfelter, 7.13%, 05/01/16	65,000	64,675
Pindo Deli Finance BV(a)
6.00%, 04/28/15(c)	118,966	100,526
6.00%, 04/28/18(c)	446,898	221,215
11.28%, 04/28/25	901,231	99,135
Tjiwi Kimia Finance BV
6.00%, 04/28/15(c)	173,509	146,615
6.00%, 04/28/15(c)(a)	165,754	140,062
6.00%, 04/28/18(c)(a)	183,062	90,616
10.36%, 04/28/27(a)	473,111	52,042

		914,886

Real Estate Investment Trusts (REITs) (3.5%)
American Home Mortgage Assets(c)
5.36%, 05/25/46	1,247,594	1,220,346
5.36%, 09/25/46	1,297,652	1,279,710
5.32%, 10/25/46	1,765,282	1,722,656
5.26%, 03/25/47	1,434,523	1,397,043
5.32%, 06/25/47	1,845,242	1,780,538
Brascan Corp., 7.13%, 06/15/12	250,000	268,017
Brookfield Asset Management, 5.80%, 04/25/17	95,000	95,141
World Financial, 6.91%, 09/01/13(a)	463,150	477,612

		8,241,063

Semiconductors & Semiconductor Equipment (0.2%)
Freescale Semiconductor, Inc., 8.88%, 12/15/14	535,000	516,275

Service Companies (0.4%)
Iron Mountain, Inc.
8.63%, 04/01/13	195,000	197,437
7.75%, 01/15/15	180,000	179,550
Waste Management, Inc., 7.13%, 10/01/07	450,000	450,000

		826,987

Specialty Retail (0.4%)
CVS Caremark Corp.
5.75%, 08/15/11	65,000	65,844
5.75%, 06/01/17	205,000	200,091
6.04%, 12/10/28(a)	422,211	410,106
Home Depot, Inc., 5.82%, 12/16/09(c)	320,000	315,839

		991,880

Telephones (1.1%)
American Tower Corp.
7.50%, 05/01/12	275,000	282,563
7.13%, 10/15/12	100,000	102,250
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Shares or
	Principal
	Amount	Value
Corporate Bonds (continued)
Telephones (continued)
AT&T Corp., 8.00%, 11/15/31(c)	$295,000	$358,929
Axtel SA, 11.00%, 12/15/13(b)	285,000	308,797
France Telecom
8.50%, 03/01/31	115,000	147,811
8.13%, 01/28/33	90,000	163,888
Nordic Tel Co. Holdings, 8.88%, 05/01/16(a)(b)	155,000	163,525
Qwest Communications International, 9.06%, 02/15/09(c)(b)	150,000	151,500
Qwest Corp., 5.63%, 11/15/08	45,000	44,944
SBC Communications, Inc., 6.15%, 09/15/34	140,000	138,396
Sprint Capital Corp., 8.75%, 03/15/32	40,000	45,870
Telecom Italia Capital
4.00%, 11/15/08	110,000	108,452
4.00%, 01/15/10	195,000	189,855
Telefonica Europe, 8.25%, 09/15/30	220,000	262,949
Verizon New England, 6.50%, 09/15/11	10,000	10,362
Wind Acquisition Financial SA, 10.75%, 12/01/15(a)	200,000	221,500

		2,701,591

Tobacco (0.1%)
RJ Reynolds Tobacco, 6.50%, 07/15/10	150,000	153,935

Transportation (0.2%)
CHC Helicopter Corp., 7.38%, 05/01/14	220,000	209,000
Union Pacific Corp.
6.79%, 11/09/07	100,000	100,118
6.63%, 02/01/08	180,000	180,618

		489,736

Wireless Telecommunication Services (0.0%)(e)(f)
Nextlink Communications, Inc.
0.00%, 06/01/09	350,000	0
0.00%, 06/01/09	500,000	0

		0

Total Corporate Bonds (Cost $69,915,591)		69,499,453

Asset-Backed Securities (17.5%)
Banc of America Funding Corp., 5.85%, 09/20/35(c)	248,154	245,535
Bear Stearns Asset Backed, Inc., 5.35%, 03/25/35(c)	186,486	186,035
Bear Stearns Mortgage Funding Trust
5.38%, 07/25/36(c)	1,253,665	1,184,030
5.29%, 12/25/36(c)	1,070,929	1,050,482
5.01%, 03/25/37	1,388,232	1,352,114
Capital Auto Receivables Asset Trust
5.38%, 07/15/10	1,650,000	1,635,882
5.81%, 05/15/11(c)	1,900,000	1,887,577
Countrywide Alternative Loan Trust(c)
5.80%, 11/20/35	362,602	360,938
5.92%, 11/20/35	661,146	645,143
6.68%, 02/25/36	960,116	946,799
5.40%, 07/25/46	778,817	767,703
5.32%, 10/25/46	979,683	957,947
DSLA Mortgage Loan Trust(c)
5.70%, 11/19/37	1,317,642	1,289,483
5.92%, 04/19/47	1,167,329	1,161,675
First Franklin Mortgage Loan, 5.18%, 07/25/36(c)	982,730	975,802
Fremont Home Loan Trust, 5.18%, 10/25/36(c)	1,083,475	1,075,880
Greenpoint Mortgage Funding Trust, 5.45%, 03/25/36(c)	1,018,508	1,000,564
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	975,000	963,493
GSAMP Trust, 5.58%, 01/25/37(c)	1,137,716	1,131,173
GSR Mortgage Loan Trust, 5.32%, 08/25/46(c)	1,223,314	1,196,096
Harborview Mortgage Loan Trust, 5.73%, 07/19/46(c)	1,007,254	979,900
Indymac Index Mortgage Loan Trust(c)
5.25%, 07/25/46	1,662,720	1,652,196
5.38%, 06/25/47	1,259,345	1,220,638
Residential Asset Mortgage, Inc.(c)
5.20%, 08/25/36	974,318	967,458
5.21%, 10/25/36	906,007	900,089
Securitized Asset Backed Receivables
5.21%, 11/25/36	1,218,788	1,206,810
5.26%, 05/25/37(c)	1,106,527	1,097,382
Soundview Home Equity Loan Trust(c)
5.21%, 01/25/37	1,038,009	1,030,832
5.24%, 02/25/37	1,073,708	1,065,622
Structured Asset Investment Loan Trust, 5.47%, 11/25/33(c)	28,003	27,556
Structured Asset Mortgage Investments, Inc.(c)
5.32%, 02/25/36	389,808	382,188
5.44%, 02/25/36	816,505	795,558
5.40%, 04/25/36	1,230,825	1,216,151
5.36%, 07/25/36	581,180	565,417
5.36%, 07/25/36	1,110,925	1,078,879
5.79%, 07/25/36	598,791	582,926
5.74%, 08/25/36	1,017,103	996,595
5.36%, 09/25/47	1,857,851	1,804,137
Wachovia Bank Commercial Mortgage Trust, 6.10%, 02/15/51(c)	950,000	975,849
Washington Mutual, Inc.(c)
5.40%, 04/25/45	498,667	490,955
5.42%, 08/25/45	81,988	81,812
5.39%, 10/25/45	186,515	186,053
5.38%, 11/25/45	286,302	284,862
5.38%, 12/25/45	248,241	246,923
5.92%, 04/25/46	1,006,216	981,453
Zuni Mortgage Loan Trust, 5.26%, 08/25/36(c)	690,526	685,239
Total Asset-Backed Securities (Cost $42,106,339)		41,517,831

Sovereign Bonds (14.4%)
Argentina (0.4%)
Republic of Argentina
0.00%, 04/10/05(e)	390,000	182,812
5.83%, 12/31/33	456,000	177,840
8.28%, 12/31/33	328,551	300,046
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Shares or
	Principal
	Amount	Value
Sovereign Bonds (continued)
Argentina (continued)
8.38%, 12/31/33	$49,788	$44,854
5.83%, 12/15/35	$4,154,313	$128,784
8.28%, 12/15/35	130,001	16,795

		851,131

Brazil (1.5%)
Citigroup, Inc. Brazil LTN Note, 6.00%, 05/18/09	250,000	327,454
Federal Republic of Brazil
14.50%, 10/15/09	520,000	616,460
10.50%, 07/14/14	180,000	227,700
8.00%, 01/15/18	240,000	267,840
8.88%, 10/14/19	556,000	692,220
Series B, 8.88%, 04/15/24	470,000	599,250
11.00%, 08/17/40	640,000	856,000

		3,586,924

Canada (0.3%)
Canadian Government (CAD), 5.25%, 06/01/12	700,000	734,198

Colombia (0.3%)
Republic of Columbia
8.25%, 12/22/14	155,000	174,375
11.75%, 02/25/20	100,000	146,500
7.38%, 09/18/37	410,000	451,000

		771,875

Ecuador (0.1%)
Republic of Ecuador
9.38%, 12/15/15	100,000	97,500
10.00%, 08/15/30	290,000	261,000

		358,500

Egypt (0.1%)
Arab Republic of Egypt, 8.75%, 07/18/12	1,000,000	183,692

Germany (2.6%)
Bundes Republic of Deutschland (EUR), 5.63%, 01/04/28	3,820,000	6,158,154

Italy (0.1%)
Buoni Poliennali Del Tesson (EUR), 5.25%, 11/01/29	120,000	180,229

Ivory Coast (0.0%)
Ivory Coast, 2.50%, 03/30/18	285,000	104,025

Japan (0.2%)
Japanese Government (JPY), 0.80%, 03/20/13	50,000,000	424,912

Mexico (1.4%)
Mexican Fixed Rate Bonds (MXN)
9.50%, 12/18/14	14,250,000	1,420,048
8.00%, 12/17/15	6,360,000	584,643
Mexico Government International Note, 7.50%, 01/14/12	380,000	415,340
United Mexican States, 8.38%, 01/14/11	710,000	782,775

		3,202,806

Peru (0.4%)
Republic of Peru
9.88%, 02/06/15	145,000	181,322
8.38%, 05/03/16	120,000	140,700
8.75%, 11/21/33	390,000	512,265

		834,287

Philippines (1.2%)
Republic of Philippines
9.00%, 02/15/13	270,000	307,800
8.88%, 03/17/15	1,060,000	1,226,950
9.50%, 02/02/30	1,058,000	1,380,690

		2,915,440

Russian Federation (1.1%)
Russia Government International, 7.50%, 03/31/30	248,750	278,762
Russian Federation
11.00%, 07/24/18	266,000	376,523
12.75%, 06/24/28	960,000	1,711,200
7.50%, 03/31/30(c)	239,743	270,406

		2,636,891

Spain (1.6%)
Bonos Y Oblig Del Estado (EUR)
5.15%, 07/30/09	2,250,000	3,267,723
6.15%, 01/31/13	330,000	511,919

		3,779,642

Sweden (0.3%)
Swedish Government (SEK), 5.00%, 01/28/09	4,500,000	707,622

Turkey (0.8%)
Republic of Turkey
11.00%, 01/14/13	917,000	1,109,570
6.75%, 04/03/18	608,000	603,501
11.88%, 01/15/30	156,000	242,190

		1,955,261

Ukraine (0.1%)(a)
Ukraine Government, 6.58%, 11/21/16	230,000	232,300

United Kingdom (1.0%)
United Kingdom Treasury (GBP), 7.25%, 12/07/07	1,200,000	2,461,447

Venezuela (0.9%)
Republic of Venezuela
10.75%, 09/19/13	640,000	707,200
8.50%, 10/08/14	270,000	270,675
9.25%, 09/15/27	1,006,000	1,041,210

		2,019,085

Total Sovereign Bonds (Cost $28,029,144)		34,098,421

Mortgage-Backed Obligations (15.1%)
American Home Mortgage, 5.32%, 05/25/47(c)	1,790,035	1,756,777
American Home Mortgage Assets, 5.43%, 06/25/47(c)	713,494	639,453
Bear Stearns Commercial Mortgage Securities, Inc., 5.71%, 05/11/17	975,000	986,370
Bear Stearns Mortgage, 5.30%, 03/25/37(c)	1,579,918	1,542,772
Citibank Credit Card Issuance, 5.65%, 09/20/19	1,100,000	1,096,391
Commercial Mortgage Pass-Through Certificate, 5.90%, 12/10/49	1,700,000	1,732,418
Countrywide Alternative Loan Trust(c)
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Shares or
	Principal
	Amount	Value
Mortgage-Backed Obligations (continued)
6.50%, 10/25/46	$158,256	$157,563
5.46%, 04/25/47	1,478,834	1,442,071
5.42%, 06/25/47	1,105,129	1,080,513
Credit Suisse Mortgage Capital, 5.91%, 06/15/39(c)	850,000	859,360
Deutsche Alt-A Securities, Inc.(c)
5.28%, 02/25/47	1,633,975	1,596,791
5.84%, 02/25/47	642,984	607,620
6.75%, 02/25/47	353,802	340,244
Federal Home Loan Mortgage Corp.
Pool # 170271, 12.00%, 08/01/15	205,740	226,951
Gold, Pool # C90381, 7.50%, 11/01/20	1,264	1,325
Gold, Pool # C00712, 6.50%, 02/01/29	29,368	30,161
Gold, Pool # C29808, 8.00%, 08/01/29	20,286	21,491
Gold, Pool # C39060, 8.00%, 06/01/30	498	528
Gold, Pool # C41333, 7.50%, 08/01/30	20,031	20,954
Gold, Pool # C41531, 8.00%, 08/01/30	8,166	8,653
Gold, Pool # C42327, 8.00%, 09/01/30	2,003	2,122
Gold, Pool # C44964, 7.50%, 11/01/30	40,248	42,103
Gold, Pool # C01104, 8.00%, 12/01/30	32,932	34,896
Gold, Pool # C46946, 8.00%, 01/01/31	7,561	8,012
Gold, Pool # C01132, 8.00%, 01/01/31	29,795	31,572
Gold, Pool # C01150, 8.00%, 02/01/31	27,833	29,492
Gold, Pool # C48997, 8.00%, 03/01/31	88,444	93,718
Gold, Pool # C49587, 8.00%, 03/01/31	19,484	20,649
Gold, Pool # C50477, 8.00%, 04/01/31	34,446	36,507
Gold, Pool # C53597, 8.00%, 06/01/31	151,384	160,440
Gold, Pool # C53381, 8.00%, 06/01/31	4,807	5,094
Gold, Pool # C53657, 8.00%, 06/01/31	10,554	11,186
Gold, Pool # C60019, 7.50%, 11/01/31	7,881	8,236
Gold, Pool # C67851
7.50%, 06/01/32	128,003	133,531
5.66%, 03/01/37	1,043,909	1,051,272
Federal National Mortgage Association
Pool # 50946, 6.50%, 12/01/23	23,486	24,016
Pool # 346286, 6.50%, 05/01/26	67,890	69,662
Pool # 370191, 6.50%, 01/01/27	5,843	5,996
Pool # 251752, 6.50%, 06/01/28	114,302	117,424
Pool # 252009, 6.50%, 07/01/28	287,343	295,192
Pool # 415967, 6.50%, 10/01/28	93,643	96,201
Pool # 457953, 6.50%, 01/01/29	77,062	79,167
Pool # 482616, 6.50%, 02/01/29	177,350	182,018
Pool # 323591, 6.50%, 03/01/29	195,183	200,514
Pool # 511954, 7.50%, 10/01/29	8,041	8,429
Pool # 519145, 7.50%, 10/01/29	21,217	22,243
Pool # 523284, 7.50%, 11/01/29	2,169	2,274
Pool # 527589, 7.50%, 01/01/30	9,553	10,015
Pool # 517874, 7.50%, 02/01/30	35,052	36,688
Pool # 253113, 7.50%, 03/01/30	17,095	17,928
Pool # 540017, 8.00%, 05/01/30	5,993	6,317
Pool # 540091, 7.50%, 06/01/30	17,823	18,655
Pool # 535399, 8.00%, 07/01/30	29,405	30,992
Pool # 535533, 8.00%, 10/01/30	99,152	104,504
Pool # 563324, 7.00%, 12/01/30	78,861	81,394
Pool # 564363, 8.00%, 01/01/31	2,313	2,438
Pool # 253673, 7.50%, 03/01/31	27,101	28,366
Pool # 564993, 7.50%, 03/01/31	14,670	15,354
Pool # 253674, 8.00%, 03/01/31	1,700	1,791
Pool # 613017, 8.00%, 03/01/31	1,224	1,296
Pool # 576112, 7.00%, 05/01/31	2,744	2,857
Pool # 577407, 7.50%, 07/01/31	55,245	57,773
Pool # 545239, 8.00%, 09/01/31	39,161	41,274
Pool # 545604, 8.00%, 09/01/31	14,102	14,933
Pool # 606566, 7.50%, 10/01/31	18,924	19,790
Pool # 545551, 8.00%, 04/01/32	22,496	23,711
Pool # 630601, 7.00%, 05/01/32	200,969	209,107
Pool # 545759, 6.50%, 07/01/32	175,685	179,931
Pool # 642656, 7.00%, 07/01/32	57,355	59,678
Pool # 254695, 6.50%, 04/01/33	283,237	289,835
Pool # 555533, 6.50%, 04/01/33	84,620	86,738
Pool # 741875, 6.50%, 09/01/33	31,298	32,027
Pool # 836295, 7.00%, 10/01/35	0	0
Pool # 868995, 7.45%, 05/01/36	1,695,667	1,727,972
Pool # 886574, 7.49%, 08/01/36	1,003,550	1,027,473
Goldman Sachs Mortgage Securities Corp., 5.20%, 01/25/37(c)	347,175	343,703
Goldman Sachs Mortgage Securities Corp. II, 5.99%, 08/10/45	950,000	966,164
Government National Mortgage Association
Pool # 780699, 9.50%, 12/15/17	156,707	169,635
Pool # 780378, 11.00%, 01/15/19	177,270	199,079
Pool # 780141, 10.00%, 12/15/20	147,503	166,949
Pool # 780709, 11.00%, 01/15/21	202,514	226,727
Pool # 780349, 10.00%, 09/15/21	189,363	213,933
Greenpoint Mortgage Funding Trust, 5.33%, 03/25/47(c)	1,803,703	1,764,805
Harborview Mortgage Loan Trust(c)
5.70%, 10/19/37	685,686	675,105
5.70%, 03/19/38	1,580,953	1,533,496
6.41%, 03/19/38	237,709	236,224
5.26%, 04/19/38	1,833,743	1,786,710
Harborview Nim Corp., 6.41%, 03/19/37(c)	261,824	259,942
JP Morgan Chase Commercial Mortgage, 5.94%, 02/12/49(c)	950,000	960,681
Residential Asset Mortgage, Inc., 5.29%, 02/25/37(c)	1,134,367	1,105,746
SLM Student Loan Trust, 5.35%, 10/27/14(c)	1,312,908	1,313,174
Wachovia Bank Commercial Mortgage Trust, 5.93%, 06/15/49(c)	950,000	958,913
Washington Mutual Mortgage Pass-Through(c)
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Shares or
	Principal
	Amount	Value
Mortgage-Backed Obligations (continued)
5.95%, 04/25/46	$1,112,133	$1,092,043
5.41%, 07/25/46	638,180	610,791

Total Mortgage-Backed Obligations (Cost $35,812,531)		35,633,029

Interest Only Bonds (4.7%)
Bear Stearns Structured Products, Inc.(c)
1.32%, 02/27/36(a)	18,627,332	363,810
1.68%, 06/26/36	19,642,362	613,824
1.35%, 01/27/37	25,950,971	781,124
1.51%, 01/27/37	17,952,434	518,825
2.13%, 01/27/37	15,254,382	511,022
Countrywide Alternative Loan Trust(c)
1.61%, 09/25/35	21,153,566	432,987
1.66%, 12/20/35(a)	6,262,326	166,797
2.14%, 12/20/35(a)	8,040,000	319,067
5.28%, 05/25/36	319,115	318,008
2.50%, 02/25/37	6,117,504	294,405
2.07%, 03/20/46	5,415,957	224,957
2.07%, 12/20/46	20,261,452	905,505
2.38%, 02/25/47	13,829,647	481,024
2.13%, 03/20/47	10,046,265	516,026
2.54%, 05/25/47	6,474,627	256,002
Federal Home Loan Mortgage Corp.
Series 2129, 1.25%, 06/17/27(c)	1,253,992	45,974
Series 2557, Class IW, 6.00%, 04/15/32	934,162	134,246
Series 2649, Class IM, 7.00%, 07/15/33	400,815	101,808
Federal National Mortgage Association(c)
Series 2003-82, Class IA, 6.00%, 08/25/32	267,073	33,789
Series 03-39, Class IO, 6.00%, 05/25/33	375,103	95,267
Series 2003-33, Class IA, 6.50%, 05/25/33	870,775	209,746
Series 2003-35, Class UI, 6.50%, 05/25/33	352,779	79,723
Series 2003-44, Class IB, 6.00%, 06/25/33	409,137	95,596
Series 2003-49, Class IO, 6.50%, 06/25/33	352,083	78,958
Greenpoint Mortgage Funding Trust(c)
2.40%, 08/25/45	3,037,759	86,859
2.33%, 10/25/45	4,172,696	119,310
2.35%, 10/25/45	1,528,880	33,683
Harborview Mortgage Loan Trust(c)
1.29%, 11/19/34	7,029,948	125,221
1.53%, 05/19/35	5,976,131	125,125
1.24%, 06/19/35	4,217,004	86,976
1.89%, 03/19/37	5,215,079	220,011
0.00%, 07/19/47	41	21
2.02%, 07/19/47	6,237,233	218,303
Indymac Index Mortgage Loan Trust, 1.43%, 07/25/35(c)	3,810,505	119,078
KFW International Finance, 2.05%, 09/21/09	94,000,000	834,113
Residential Accredit, 2.61%, 05/25/47(c)	14,729,647	626,010
Residential Accredit Loans, Inc., 2.63%, 03/25/47(c)	7,272,306	290,892
Structured Asset Mortgage, 1.68%, 04/25/37(c)	22,916,274	767,695

Total Interest Only Bonds (Cost $11,276,161)		11,231,787

Warrants* (0.0%)
Banks (0.0%)
Central Bank of Nigeria , 0.00%, expiring, 11/15/20(e) (f)	500	0
Mexican Warrant , 0.00%, expiring, 10/02/07	366	2,562
Republic of Venezuela , 0.00%, expiring, 04/15/20(e) (f)	1,250	0

		2,562

Communications Equipment (0.0%)
XO Holdings, Inc.,expiring
01/16/10, Series A	499	220
01/16/10, Series B	374	93
01/16/10, Series C	374	56

		369

Total Warrants (Cost $22,326)		2,931

Yankee Dollars (0.7%)
Banks (0.7%)
ABN AMRO Real SA, 16.20%, 02/22/10	410,000	245,215
Argentina Securities, Inc., 2006 M3, 5.18%, 10/25/36(c)	1,095,512	1,087,080
JP Morgan & Chase Co., 7.00%, 06/28/17	6,000,000	225,791
RSHB Capital, 6.30%, 05/15/17(a)	106,000	99,788
Total Yankee Dollars (Cost $1,637,190)		1,657,874

Federal National Mortgage Association (2.5%)
Fannie Mae TBA, 7.00%, 11/01/32(g)	1,525,000	1,572,181
Federal National Mortgage Association
5.13%, 06/01/35	1,128,740	1,124,458
5.00%, 09/01/35	1,014,519	1,000,468
5.11%, 11/01/35	1,193,721	1,183,274
4.73%, 06/01/36	1,140,929	1,125,400

Total Federal National Mortgage Association (Cost $6,031,342)		6,005,781

Federal Home Loan Mortgage Corporation (0.6%)
FHLMC TBA, 6.50%, 11/01/33	1,300,000	1,321,938
IOETTE, Series 1103, Class N, 1,156.50%, 06/15/21	10	184

Total Federal Home Loan Mortgage Corporation (Cost $1,338,787)		1,322,122

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. Treasury Obligations (9.1%)
U.S. Treasury Bills, 2.75%, 01/10/08(d)	500,000	494,716
U.S. Treasury Notes
5.75%, 08/15/10(b)	1,000,000	1,046,328
3.88%, 02/15/13(b)	2,360,000	2,320,727
7.63%, 02/15/25(b)	1,000,000	1,317,266
6.38%, 08/15/27	1,300,000	1,542,633
6.13%, 08/15/29(b)	11,475,000	13,386,299
4.50%, 02/15/36	1,500,000	1,422,071
Total U.S. Treasury Obligations (Cost $20,948,234)		21,530,040

U.S. Government Agency Long-Term Obligations (1.0%)
Federal Home Loan Mortgage Corp., 6.50%, 08/01/32 , Pool #C69951	43,952	44,999
Federal National Mortgage Association TBA, 6.50%, 10/01/32	2,250,000	2,290,781

Total U.S. Government Agency Long-Term Obligations (Cost $2,334,494)		2,335,780

Repurchase Agreements (6.3%)
Nomura Securities, 4.99% dated 09/28/07, due 10/01/07, repurchase price $14,822,596, collateralized by U.S. Government Agency Mortgages with a market value of $15,093,958	14,797,998	14,797,998

Options Purchased (0.1%)
90 Day Euro Future Put Option, expiring March 2008 (strike price 94.75)	221	19,337
90 Day Euro Future Put Option,expiring Dec 2007 (strike price 94.75)	685	64,219
Swiss Franc Put Option, expiring March 2008 (strike price 1.185)	8,725,000	82,835

Total Options Purchased (Cost $422,928)		166,391

Securities Held As Collateral For Securities On Loan (9.2%)
Deutsche Bank Securities, Inc., 5.10% dated 09/28/07, due 10/01/07, Repurchase price $21,823,751, collateralized by U.S. Government Agency Mortgages with a market value of $22,250,770	$21,814,480	21,814,480

Total Investments
(Cost $256,487,545) (h) — 110.6%		261,613,918

Liabilities in excess of other assets — (10.6)%		(25,070,726)

NET ASSETS — 100.0%		$236,543,192

(a)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(b)	All or a part of the security was on loan as of September 30, 2007.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2007. The maturity date represents the actual maturity date.

(d)	The rate reflected in the Statement of Investments is the effective yield as of September 30, 2007.

(e)	Security in default.

(f)	Fair Valued Security.

(g)	Mortgage Dollar Rolls

(h)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

CAD	Principal amount denominated in Canadian Dollar.

EUR	Principal amount denominated in Euro.

FHLMC	Federal Home Loan Mortgage Corporation

GBP	Principal amount denominated in British Pound.

IO	Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages

JPY	Principal amount denominated in Japanese Yen.

MXN	Principal amount denominated in Mexican Peso.

SEK	Principal amount denominated in Swedish Krone.

TBA	To Be Announced.

LLC	Limited Liability Co.
See Accompanying Notes to Statements of Investments

At September 30, 2007, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
British Pound	10/25/07	(175,000)	$(359,534)	$(357,817)	$1,717
Euro	10/31/07	(6,971,000)	(9,537,025)	(9,947,222)	(410,197)
Japanese Yen	10/09/07	(135,000,000)	(1,187,544)	(1,176,795)	10,749
Swedish Krone	11/21/07	(3,000,000)	(436,131)	(466,474)	(30,343)

Total Short Contracts			$(11,520,234)	$(11,948,308)	$(428,074)

Long Contracts:
Japanese Yen	10/09/07	1,457,000,000	$12,049,289	$12,700,673	$651,385
Japanese Yen	10/09/07	710,000,000	5,870,243	6,189,072	318,829

Total Long Contracts			$17,919,532	$18,889,745	$970,214

Statement of Investments
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Cap Value Fund

	Shares	Value
Common Stocks (95.4%)
Aerospace & Defense (3.7%)
AAR Corp.*	31,300	$949,642
Alliant Techsystems, Inc.*	23,750	2,595,875
Ceradyne, Inc.*	28,300	2,143,442
Curtiss-Wright Corp.	40,200	1,909,500
DRS Technologies, Inc.	43,800	2,414,256
EDO Corp.	65,620	3,675,376
Esterline Technologies Corp.*	19,000	1,083,950
Hexcel Corp.*	46,140	1,047,840
Moog, Inc., Class A*	79,813	3,506,983
Orbital Sciences Corp.*	20,700	460,368
Spirit Aerosystems Holdings, Inc., Class A*	23,300	907,302
Triumph Group, Inc.	9,600	784,416

		21,478,950

Air Freight & Logistics (0.2%)
Atlas Air Worldwide Holdings, Inc.*	19,100	986,133

Airlines (0.6%)
ExpressJet Holdings, Inc.*	25,100	77,559
Republic Airways Holdings, Inc.*	83,200	1,761,344
SkyWest, Inc.	54,400	1,369,248

		3,208,151

Auto Components (1.5%)
Aftermarket Technology Corp.*	48,300	1,533,042
American Axle & Manufacturing Holdings, Inc.	13,700	345,925
Amerigon, Inc.*	48,200	834,342
ArvinMeritor, Inc.	61,950	1,041,999
Lear Corp.*	22,300	715,830
Standard Motor Products, Inc.	24,900	234,060
Tenneco Automotive, Inc.*	42,900	1,330,329
WABCO Holdings, Inc.	50,400	2,356,200

		8,391,727

Biotechnology (1.0%)
Bio-Rad Laboratories, Inc., Class A*	13,200	1,194,600
Bio-Reference Laboratories, Inc.*	53,850	1,817,976
Cambrex Corp.	147,440	1,605,622
Celera Genomics Group*	11,700	164,502
Exelixis, Inc.*	20,100	212,859
InterMune, Inc.*	9,300	177,909
Martek Biosciences Corp.*	1,000	29,030
Medivation, Inc.*	5,300	106,265
Nektar Therapeutics*	7,000	61,810
United Therapeutics Corp.*	5,300	352,662

		5,723,235

Building Products (0.7%)
Ameron International Corp.	7,600	803,852
Apogee Enterprises, Inc.	17,800	461,732
Goodman Global, Inc.*	58,570	1,398,652
NCI Building Systems, Inc.*	13,100	566,051
Universal Forest Products, Inc.	20,700	618,930

		3,849,217

Capital Markets (0.9%)
Knight Capital Group, Inc., Class A*	69,400	830,024
MCG Capital Corp.	36,700	528,113
Piper Jaffray Cos.*	5,700	305,520
Sanders Morris Harris Group, Inc.	116,450	1,181,968
SWS Group, Inc.	20,900	369,721
Technology Investment Capital Corp.	64,490	862,231
TradeStation Group, Inc.*	92,270	1,076,791

		5,154,368

Chemicals (3.5%)
Agrium, Inc. — CA	6,800	369,784
C.F. Industries Holdings, Inc.	45,200	3,431,132
Cytec Industries, Inc.	3,380	231,158
FMC Corp.	8,000	416,160
Fuller (H. B.) Co.	46,900	1,391,992
Hercules, Inc.	143,010	3,006,070
Innospec, Inc.	20,500	466,990
Methanex Corp. — CA	55,950	1,421,130
Minerals Technologies, Inc.	7,400	495,800
Nalco Holding Co.	69,160	2,050,594
Newmarket Corp.	6,900	340,722
O.M. Group, Inc.*	11,300	596,753
Rockwood Holdings, Inc.*	24,600	881,418
Sensient Technologies Corp.	67,310	1,943,240
Spartech Corp.	31,100	530,566
Terra Industries, Inc.*	45,700	1,428,582
W.R. Grace & Co.*	31,700	851,462

		19,853,553

Commercial Banks (8.1%)
1st Source Corp.	12,000	274,800
Amcore Financial, Inc.	63,450	1,581,174
Americanwest Bancorp	4,400	86,284
Ameris Bancorp	13,780	249,142
BancFirst Corp.	9,800	439,726
Banco Latinoamericano de Exportaciones, S.A. — PA	15,500	281,790
Bank of Granite	4,600	62,468
Banner Corp.	5,000	171,950
BOK Financial Corp.	12,800	658,048
Camden National Corp.	1,800	62,964
Capital Corp. of the West	4,460	82,153
Capitol Bancorp Ltd.	9,600	238,368
Cathay General Bancorp, Inc.	10,900	351,089
Central Pacific Financial Corp.	49,800	1,454,160
Chemical Financial Corp.	15,455	374,784
Citizens Banking Corp.	15,047	242,407
City Holding Co.	29,700	1,081,377
Colonial Bancgroup, Inc.	36,000	778,320
Columbia Banking System, Inc.	12,630	401,887
Community Bancorp*	7,500	188,550
Community Bank System, Inc.	15,900	310,368
Community Trust Bancorp, Inc.	29,370	882,275
Cullen/Frost Bankers, Inc.	20,300	1,017,436
East West Bancorp, Inc.	2,000	71,920
First BanCorp. Puerto Rico	53,900	512,050
First Citizens BancShares, Class A	5,440	948,736
First Commonwealth Financial Corp.	31,400	347,284
First Community Bankshares, Inc.	10,500	380,415
First Merchants Corp.	11,800	254,408
First Regional Bancorp*	7,500	183,975
FirstMerit Corp.	28,000	553,280
Flushing Financial Corp.	22,720	381,696
FNB Corp.	3,900	117,351
Great Southern Bancorp, Inc.	27,500	683,100
Greater Bay Bancorp	31,200	861,120
Greene County Bancshares, Inc.	9,900	360,855
Hanmi Financial Corp.	132,900	2,058,621
Heartland Financial U.S.A., Inc.	6,000	123,300
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Heritage Commerce Corp.	3,000	$63,510
Horizon Financial Corp.	9,825	199,251
Iberiabank Corp.	30,900	1,626,885
Imperial Capital Bancorp, Inc.	5,400	152,550
Independent Bank Corp.	31,500	935,550
Independent Bank Corp., Michigan	33,410	369,180
Integra Bank Corp.	16,300	295,519
Irwin Financial Corp.	36,000	396,720
Lakeland Financial Corp.	7,100	164,081
Mainsource Financial Group, Inc.	20,310	358,065
Nara Bankcorp, Inc.	23,700	370,194
National City Corp.	42,954	1,077,716
National Penn Bancshares, Inc.	109,260	1,787,499
NBT Bancorp, Inc.	25,300	550,022
Old National Bancorp	38,100	631,317
Pacific Capital Bancorp	32,300	849,490
Peoples Bancorp, Inc.	11,500	301,070
Prosperity Bancshares, Inc.	13,700	454,292
Provident Bankshares Corp.	20,600	645,398
R & G Financial Corp. ADR — PR*	5,550	8,602
Renasant Corp.	13,900	300,657
Republic Bancorp, Inc., Class A	5,955	94,327
Royal Bancshares of Pennsylvania, Inc., Class A	6,130	134,370
Santander Bancorp — PR	2,600	33,384
SCBT Financial Corp.	4,714	162,822
Security Bank Corp.	11,500	143,980
Sierra Bancorp	1,200	34,392
Signature Bank*	45,400	1,599,442
Simmons First National Corp., Class A	8,300	218,622
Southwest Bancorp	33,600	632,352
Sterling Bancshares, Inc.	53,100	605,871
Sterling Financial Corp.	18,512	317,481
Sterling Financial Corp. (Spokane)	69,305	1,864,998
Suffolk Bancorp	5,600	179,536
SVB Financial Group*	6,300	298,368
Taylor Capital Group, Inc.	10,700	298,851
TCF Financial Corp.	128,500	3,364,130
Trico Bancshares	11,300	251,651
UMB Financial Corp.	34,400	1,474,384
Umpqua Holdings Corp.	35,996	720,280
Union Bankinghares Corp.	36,100	819,831
United Bankinghares, Inc.	8,900	270,916
W Holding Co., Inc.	81,591	182,764
Washington Trust Bancorp	11,600	312,852
West Coast Bancorp	42,900	1,218,789
Wilshire Bankcorp, Inc.	66,270	726,982

		46,608,574

Commercial Services & Supplies (3.2%)
American Ecology Corp.	89,180	1,889,724
Comsys IT Partners, Inc.*	15,600	262,236
Consolidated Graphics, Inc.*	18,700	1,174,173
CRA International, Inc.*	4,900	236,131
Deluxe Corp.	105,300	3,879,252
Ennis, Inc.	8,800	193,952
Geo Group, Inc. (The)*	45,000	1,332,450
ICT Group, Inc.*	60,590	812,512
IHS, Inc., Class A*	28,940	1,634,821
IKON Office Solutions, Inc.	52,800	678,480
Infinity Bio-Energy Ltd.*	155,500	797,715
Kelly Services, Inc.	10,400	206,024
Kenexa Corp.*	12,600	387,828
Kforce, Inc.*	24,900	320,214
Korn/Ferry International*	12,000	198,120
Spherion Corp.*	53,900	445,214
TeleTech Holdings, Inc.*	31,400	750,774
United Stationers, Inc.*	11,600	644,032
Viad Corp.	20,200	727,200
Volt Information Sciences, Inc.*	61,200	1,079,568
Waste Connections, Inc.*	9,500	301,720
Watson Wyatt Worldwide, Inc.	14,900	669,606

		18,621,746

Communications Equipment (2.6%)
ADC Telecommunications, Inc.*	68,850	1,350,149
Arris Group, Inc.*	204,590	2,526,686
Avocent Corp.*	27,300	794,976
Bel Fuse, Inc., Class B	11,400	395,124
Black Box Corp.	13,600	581,536
C-COR, Inc.*	6,800	78,132
Digi International, Inc.*	19,300	274,832
Ditech Networks, Inc.*	15,200	80,104
Dycom Industries, Inc.*	42,870	1,313,108
Finisar Corp.*	32,300	90,440
Foundry Networks, Inc.*	22,200	394,494
Harmonic, Inc.*	100,850	1,070,019
MasTec, Inc.*	28,100	395,367
MRV Communications, Inc.*	18,700	46,376
Ntelos Holding Corp.	18,800	553,848
Polycom, Inc.*	18,900	507,654
Powerwave Technologies, Inc.*	664,620	4,094,059
Sycamore Networks, Inc.*	34,900	142,043
U.T. Starcom, Inc.*	22,000	80,520

		14,769,467

Computers & Peripherals (1.6%)
Adaptec, Inc.*	26,300	100,466
Brocade Communications Systems, Inc.*	52,500	449,400
Diebold, Inc.	47,650	2,164,263
Electronics for Imaging, Inc.*	37,000	993,820
Emulex Corp.*	92,700	1,777,059
Gateway, Inc.*	49,200	92,496
Hutchinson Technology, Inc.*	12,400	305,040
Hypercom Corp.*	362,310	1,637,641
Imation Corp.	21,800	534,754
Palm, Inc.*	52,200	849,294
Quantum Corp.*	94,500	321,300

		9,225,533

Construction & Engineering (0.5%)
Emcor Group, Inc.*	19,700	617,792
Granite Construction, Inc.	14,800	784,696
Washington Group International, Inc.*	19,650	1,725,467

		3,127,955

Construction Materials (0.1%)

U.S. Concrete, Inc.*	83,610	550,990

Consumer Finance (1.1%)
Advance America Cash Advance Centers, Inc.	9,800	104,566
Advanta Corp., Class B	35,800	981,636
Cash America International, Inc.	53,000	1,992,800
CompuCredit Corp.*	27,100	588,341
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Consumer Finance (continued)
Dollar Financial Corp.*	51,323	$1,464,245
World Acceptance Corp.*	38,700	1,280,196

		6,411,784

Consumer Goods (0.3%)
1-800-Flowers.Com, Inc.*	103,470	1,199,217
Helen of Troy Ltd. — BR*	6,600	127,446
Jarden Corp.*	8,372	259,030

		1,585,693

Containers & Packaging (1.7%)
AptarGroup, Inc.	15,300	579,411
Greif, Inc.	33,100	2,008,508
Myers Industries, Inc.	45,700	905,774
Rock-Tenn Co.	47,000	1,358,300
Silgan Holdings, Inc.	78,240	4,205,400
Sonoco Products Co.	14,800	446,664

		9,504,057

Distributors (0.2%)
Core-Mark Holding Co., Inc.*	18,600	655,278
Keystone Automotive Industries, Inc.*	7,900	377,304

		1,032,582

Diversified Consumer Services (0.6%)
Regis Corp.	14,200	453,122
Service Corp. International	186,080	2,400,432
Stewart Enterprises, Inc., Class A	103,200	786,384

		3,639,938

Diversified Financial Services (0.5%)
Duff & Phelps Corp., Class A	33,090	579,499
Encore Capital Group, Inc.*	14,900	175,820
Financial Federal Corp.	19,700	551,797
GFI Group, Inc.*	6,000	516,720
Investment Technology Group, Inc.*	31,400	1,349,572

		3,173,408

Diversified Telecommunication Services (1.1%)
Atlantic Tele-Network, Inc.	6,700	243,545
Cincinnati Bell, Inc.*	448,400	2,215,096
Fairpoint Communications, Inc.	45,400	856,244
General Communication, Inc.*	21,900	265,866
Iowa Telecommunications Services, Inc.	25,200	500,220
North Pittsburgh Systems, Inc.	10,700	254,232
Premiere Global Services, Inc.*	152,700	1,931,655
SureWest Communications	7,100	177,571

		6,444,429

Electric Utilities (2.8%)
Allete, Inc.	23,900	1,069,764
Cleco Corp.	33,700	851,599
DPL, Inc.	22,000	577,720
El Paso Electric Co.*	53,900	1,246,707
IDACORP, Inc.	18,400	602,416
Portland General Electric Co.	130,500	3,627,900
UIL Holdings Corp.	16,233	511,339
UniSource Energy Corp.	64,400	1,924,916
Westar Energy, Inc.	227,550	5,588,628

		16,000,989

Electrical Equipment (1.6%)
A.O. Smith Corp.	12,500	548,500
Acuity Brands, Inc.	33,700	1,701,176
Belden CDT, Inc.	23,100	1,083,621
Encore Wire Corp.	80,790	2,030,253
Genlyte Group, Inc.*	7,400	475,524
Graftech International Ltd.*	127,000	2,265,680
Regal-Beloit Corp.	26,200	1,254,718

		9,359,472

Electronic Equipment & Instruments (2.1%)
Agilysys, Inc.	37,000	625,300
Anixter International, Inc.*	16,300	1,343,935
Bell Microproducts, Inc.*	99,700	620,134
Benchmark Electronics, Inc.*	36,025	859,917
Checkpoint Systems, Inc.*	16,100	424,879
Coherent, Inc.*	8,900	285,512
CTS Corp.	55,600	717,240
DTS, Inc.*	84,360	2,562,013
Electro Scientific Industries, Inc.*	3,500	83,860
Insight Enterprises, Inc.*	27,300	704,613
Newport Corp.*	31,500	479,745
P.C. Connection, Inc.*	18,780	234,750
Park Electrochemical Corp.	9,100	305,578
Plexus Corp.*	8,200	224,680
RadiSys Corp.*	5,700	70,965
Synnex Corp.*	3,400	69,904
Technitrol, Inc.	85,400	2,301,530
TTM Technologies, Inc.*	21,500	248,755

		12,163,310

Energy Equipment & Services (0.9%)
Atwood Oceanics, Inc.*	1,900	145,464
Bristow Group, Inc.*	10,400	454,584
Hercules Offshore, Inc.*	12,700	331,597
Oil States International, Inc.*	29,900	1,444,170
RPC Energy Services, Inc.	16,987	241,385
Trico Marine Services, Inc.*	46,200	1,376,760
Union Drilling, Inc.*	18,700	272,646
W-H Energy Services, Inc.*	10,600	781,750

		5,048,356

Food & Staples Retailing (1.0%)
Andersons, Inc. (The)	19,410	932,068
Nasch-Finch Co.	44,600	1,776,418
Pantry, Inc.*	10,200	261,426
Performance Food Group Co.*	32,200	970,186
Ruddick Corp.	6,700	224,718
Spartan Stores, Inc.	61,600	1,387,848

		5,552,664

Food Products (0.8%)
Corn Products International, Inc.	27,200	1,247,664
J.M. Smucker Co.	13,192	704,717
Pilgrim’s Pride Corp.	10,000	347,300
Ralcorp Holding, Inc.*	21,830	1,218,550
Reddy Ice Holdings, Inc.	15,200	400,824
Tootsie Roll Industries, Inc.	31,604	838,454

		4,757,509

Gas Distribution (0.2%)

Piedmont Natural Gas Co., Inc.	42,500	1,066,325

Gas Utilities (1.5%)
Laclede Group, Inc. (The)	31,900	1,029,732
New Jersey Resources Corp.	45,100	2,236,509
Nicor, Inc.	34,500	1,480,050
Northwest Natural Gas Co.	14,100	644,370
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Gas Utilities (continued)
South Jersey Industries, Inc.	38,000	$1,322,400
Southwest Gas Corp.	62,800	1,776,612

		8,489,673

Health Care Equipment & Supplies (1.6%)
CONMED Corp.*	41,100	1,150,389
Cutera, Inc.*	23,060	604,403
Greatbatch, Inc.*	23,300	619,547
Haemonetics Corp.*	1,170	57,821
Invacare Corp.	10,800	252,504
Inverness Medical Innovations, Inc.*	49,820	2,756,042
IRIS International, Inc.*	75,400	1,447,680
LifeCell Corp.*	8,500	319,345
SonoSite, Inc.*	61,500	1,876,980
Steris Corp.	12,400	338,892
Surmodics, Inc.*	1,200	58,812

		9,482,415

Health Care Providers & Services (2.5%)
Alliance Imaging, Inc.*	61,400	556,284
American Dental Partners*	27,200	761,872
Amerigroup Corp.*	55,100	1,899,848
AMN Healthcare Services, Inc.*	29,200	546,916
Apria Healthcare Group, Inc.*	9,000	234,090
Chemed Corp.	2,800	174,048
Five Star Quality Care, Inc.*	154,000	1,265,880
Gentiva Health Services, Inc.*	74,000	1,421,540
Healthspring, Inc.*	27,300	532,350
Hythiam, Inc.*	91,780	682,843
Magellan Health Services, Inc.*	18,000	730,440
Molina Healthcare, Inc.*	6,300	228,501
Pediatrix Medical Group, Inc.*	19,580	1,280,924
PSS World Medical, Inc.*	16,200	309,906
Psychiatric Solutions, Inc.*	23,100	907,368
Res-Care, Inc.*	7,700	175,868
Rural/Metro Corp.*	245,606	793,307
Sunrise Senior Living, Inc.*	57,390	2,029,884

		14,531,869

Hotels, Restaurants & Leisure (1.3%)
Ameristar Casinos, Inc.	3,400	95,540
Bob Evans Farms, Inc.	2,200	66,396
Domino’s Pizza, Inc.	49,200	816,228
Great Wolf Resorts, Inc.*	97,162	1,200,922
Jack in the Box, Inc.*	30,900	2,003,556
Multimedia Games, Inc.*	201,470	1,716,524
Papa John’s International, Inc.*	8,500	207,740
Shuffle Master, Inc.*	75,570	1,129,772

		7,236,678

Household Durables (0.9%)
Directed Electronics, Inc.*	92,050	367,280
Ethan Allen Interiors, Inc.	20,500	670,145
Kimball International, Inc., Class B	24,100	274,258
Sealy Corp.	24,500	343,980
Tupperware Corp.	116,400	3,665,436

		5,321,099

Insurance (4.6%)
American Physicians Capital, Inc.	11,200	436,352
Amerisafe, Inc.*	20,400	337,416
Argo Group International Holdings, Ltd. — BM*	18,231	793,231
Aspen Insurance Holdings Ltd. — BM	57,000	1,590,870
CNA Surety Corp.*	37,800	666,414
Commerce Group, Inc.	18,000	530,460
Delphi Financial Group, Inc., Class A	57,875	2,339,307
First Mercury Financial Corp.*	33,100	711,981
FPIC Insurance Group, Inc.*	9,600	413,280
Harleysville Group, Inc.	17,200	550,056
HCC Insurance Holdings, Inc.	11,300	323,632
Horace Mann Educators Corp.	9,900	195,129
Infinity Property & Casualty Corp.	15,300	615,366
IPC Holdings Ltd. — BM	35,000	1,009,750
James River Group, Inc.	3,500	113,400
LandAmerica Financial Group, Inc.	16,900	658,762
Max Re Capital Ltd.	52,900	1,483,316
Meadowbrook Insurance Group, Inc.*	24,200	218,042
Navigators Group, Inc. (The)*	13,500	732,375
Odyssey Re Holdings Corp.	85,500	3,172,905
Phoenix Co., Inc.	13,600	191,896
Platinum Underwriters Holdings Ltd. — BM	56,400	2,028,144
PMA Capital Corp., Class A*	104,000	988,000
ProAssurance Corp.*	2,000	107,740
RLI Corp.	3,800	215,536
Safety Insurance Group, Inc.	28,800	1,035,072
Seabright Insurance Holdings*	18,200	310,674
Selective Insurance Group, Inc.	41,900	891,632
Stewart Information Services Corp.	16,400	562,028
United Fire & Casualty Corp.	17,440	681,730
Zenith National Insurance Co.	49,750	2,233,277

		26,137,773

Internet & Catalog Retail (0.5%)
Coldwater Creek, Inc.*	58,300	633,138
FTD Group, Inc.	111,300	1,656,144
Systemax, Inc.	22,500	459,900

		2,749,182

Internet Software & Services (0.6%)
Ariba, Inc.*	58,700	632,786
Interwoven, Inc.*	37,100	527,933
iPass, Inc.*	4,200	17,640
SonicWALL, Inc.*	29,800	260,154
Synchronoss Technologies, Inc.*	20,800	874,848
United Online, Inc.	87,200	1,308,872

		3,622,233

IT Services (1.2%)
Authorize.Net Holdings, Inc.*	15,700	276,791
Ciber, Inc.*	43,100	336,611
CSG Systems International, Inc.*	19,800	420,750
Forrester Research, Inc.*	20,500	483,185
Gartner, Inc. *	34,200	836,532
infoUSA, Inc.	5,000	46,450
ManTech International Corp.*	10,700	384,986
Ness Technologies, Inc.*	53,500	584,220
Perot Systems Corp., Class A*	46,700	789,697
Sapient Corp.*	293,160	1,967,104
SI International, Inc.*	6,700	191,419
Sykes Enterprises, Inc.*	31,600	524,876

		6,842,621

Leisure Equipment & Products (0.6%)
JAKKS Pacific, Inc.*	89,900	2,401,229
RC2 Corp.*	17,200	476,268
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Leisure Equipment & Products (continued)
Steinway Musical Instruments, Inc.	14,000	$414,680

		3,292,177

Life Sciences Tools & Services (0.0%)

PAREXEL International Corp.*	4,850	200,160

Machinery (3.0%)
Actuant Corp.	10,700	695,179
Astec Industries, Inc.*	5,500	315,975
Barnes Group, Inc.	67,900	2,167,368
Cascade Corp.	11,900	775,523
Circor International, Inc.	13,100	594,871
Enpro Industries, Inc.*	48,100	1,952,860
Freightcar America, Inc.	9,000	343,800
Gehl Co.*	6,300	140,679
Kadant, Inc.*	8,670	242,760
Kennametal, Inc.	22,700	1,906,346
Mueller Industries, Inc.	20,400	737,256
NACCO Industries, Inc., Class A	4,500	465,660
Oshkosh Truck Corp.	4,000	247,880
Tennant Co.	12,200	594,140
Toro Co.	13,160	774,203
Valmont Industries, Inc.	23,200	1,968,520
Wabash National Corp.	21,300	240,477
Wabtec Corp.	79,100	2,963,086

		17,126,583

Manufacturing (0.3%)
Blount International, Inc.*	21,100	239,696
Carpenter Technology Corp.	5,200	676,052
Woodward Governor Co.	10,000	624,000

		1,539,748

Marine (1.1%)
Eagle Bulk Shipping, Inc.	30,200	777,348
Genco Shipping & Trading Ltd. — MH	25,300	1,657,909
Kirby Corp.*	5,600	247,184
Omega Navigation Enterprises, Inc. — MH	119,200	2,375,656
TBS International Ltd. — BM*	29,400	1,212,750

		6,270,847

Media (1.6%)
Arbitron, Inc.	55,000	2,493,700
Cox Radio, Inc.*	50,700	661,635
D.G. Fastchannel, Inc.*	54,800	1,292,184
Entercom Communications Corp.	33,300	643,689
Lee Enterprises, Inc.	79,000	1,230,030
Lin TV Corp., Class A*	17,400	226,374
Media General, Inc.	3,000	82,530
Radio One, Inc.*	115,800	431,934
Scholastic Corp.*	26,000	906,360
Sinclair Broadcast Group, Inc.	101,500	1,222,060
Valassis Communications, Inc.*	11,100	99,012
Westwood One, Inc.	42,800	117,700

		9,407,208

Metals & Mining (2.0%)
A.M. Castle & Co.	29,530	962,678
Century Aluminum Co.*	48,200	2,537,730
Commercial Metals Co.	26,700	845,055
Compass Minerals International, Inc.	36,000	1,225,440
Gold Reserve, Inc.*	69,700	305,286
Grupo Simec, SA de CV ADR*	54,000	563,760
Quanex Corp.	36,800	1,728,864
Royal Gold, Inc.	18,800	615,700
Ryerson, Inc.	7,800	263,172
Schnitzer Steel Industries, Inc.	9,100	666,939
Steel Dynamics, Inc.	14,300	667,810
Worthington Industries, Inc.	42,200	994,232

		11,376,666

Multi-Utilities (0.8%)
Alliant Energy Corp.	10,640	407,725
Black Hills Corp.	5,800	237,916
C.H. Energy Group, Inc.	11,900	568,820
Oklahoma Gas & Electric Co.	5,900	195,290
PNM, Inc.	63,200	1,471,296
Vectren Corp.	72,050	1,966,244

		4,847,291

Multiline Retail (0.1%)
Dollar Tree Stores, Inc.*	10,000	405,400
Tuesday Morning Corp.	34,800	312,852

		718,252

Oil, Gas & Consumable Fuels (2.6%)
Alon U.S.A. Energy, Inc.	40,100	1,354,578
Aurora Oil & Gas Corp.*	24,700	35,568
Bois d’Arc Energy, Inc.*	15,800	302,886
Cabot Oil & Gas Corp.	7,400	260,184
Callon Petroleum Corp.*	8,300	115,536
Cimarex Energy Co.	12,500	465,625
Comstock Resources, Inc.*	24,600	758,664
Energy Partners Ltd.*	16,056	235,702
Evergreen Energy, Inc.*	238,240	1,215,024
Exterran Holdings, Inc.*	14,154	1,137,132
Foundation Coal Holdings, Inc.	30,020	1,176,784
Gulf Island Fabrication, Inc.	12,900	495,231
Harvest Natural Resources, Inc.*	32,100	383,274
Mariner Energy, Inc.*	26,900	557,099
Petrohawk Energy Corp.*	24,400	400,648
RAM Energy Resources, Inc.*	343,580	1,659,491
Rossetta Resources, Inc.*	11,800	216,412
Stone Energy Corp.*	20,800	832,208
Swift Energy Co.*	19,800	810,216
USEC, Inc.*	51,390	526,748
Warren Resources, Inc.*	157,240	1,971,790

		14,910,800

Other Financial (0.1%)

Patriot Capitol Funding, Inc.	57,800	772,786

Paper & Forest Products (0.5%)
Buckeye Technologies, Inc.*	98,200	1,486,748
Schweitzer-Mauduit International, Inc.	53,700	1,251,210

		2,737,958

Personal Products (0.7%)
Elizabeth Arden, Inc.*	51,300	1,383,048
Physicians Formula Holdings, Inc.*	104,000	1,219,920
Prestige Brands Holdings, Inc.*	118,700	1,303,326

		3,906,294

Pharmaceuticals (1.2%)
Acadia Pharmaceuticals, Inc.*	11,900	179,095
Adams Respiratory Therapeutics, Inc.*	8,700	335,298
Alpharma, Inc., Class A	9,600	205,056
Arena Pharmaceuticals, Inc.*	5,400	59,130
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Pharmaceuticals (continued)
Auxilium Pharmaceuticals, Inc.*	7,100	$149,668
Barrier Therapeutics, Inc.*	11,500	69,460
Bradley Pharmaceutical*	8,900	161,980
Cypress Bioscience, Inc.*	27,400	375,106
Endo Pharmaceuticals Holdings, Inc.*	34,200	1,060,542
K-V Pharmaceutical Co.*	75,450	2,157,870
Onyx Pharmaceuticals, Inc.*	7,900	343,808
Par Pharmaceutical Cos., Inc.*	6,900	128,064
Perrigo Co.	21,900	467,565
Savient Pharmaceuticals, Inc.*	20,900	304,095
Sucampo Pharmaceuticals, Inc., Class A*	5,400	58,050
ULURU, Inc.*	15,200	71,744
Valeant Pharmaceuticals International*	11,000	170,280
Viropharma, Inc.*	38,000	338,200

		6,635,011

Real Estate Investment Trusts (REITs) (8.7%)
American Financial Realty Trust	87,400	703,570
Anthracite Capital, Inc.	111,000	1,010,100
Arbor Realty Trust, Inc.	26,300	496,807
Ashford Hospitality Trust	416,780	4,188,639
Biomed Realty Trust, Inc.	33,300	802,530
Brandywine Realty Trust	22,900	579,599
Capital Trust, Inc., Class A	10,400	369,200
CBL & Associates Properties, Inc.	29,700	1,040,985
CBRE Realty Finance, Inc.	165,200	974,680
Cedarshopping Centers, Inc.	73,100	995,622
Deerfield Triarc Capital Corp.	46,200	418,110
Education Realty Trust, Inc.	145,400	1,962,900
Entertainment Properties Trust	5,580	283,464
Equity Inns, Inc.	94,100	2,124,778
Equity Lifestyle Properties, Inc.	17,100	885,780
Extra Space Storage, Inc.	10,300	158,517
Felcor Lodging Trust, Inc.	120,200	2,395,586
First Industrial Realty Trust	31,610	1,228,681
First Potomac Realty Trust	33,400	728,120
Glimcher Realty Trust	26,000	611,000
Gramercy Capital Corp.	11,900	299,523
Healthcare Realty Trust, Inc.	22,100	589,186
Hersha Hospitality Trust	126,800	1,255,320
HFF, Inc., Class A*	23,800	282,506
Home Properties of New York, Inc.	6,400	333,952
Hospitality Properties Trust	9,000	365,850
Impac Mortgage Holdings	45,400	69,916
Inland Real Estate Corp.	80,800	1,251,592
Lexington Corporate Properties Trust	196,700	3,935,967
LTC Properties, Inc.	36,400	861,588
Mack-Cali Realty Corp.	33,500	1,376,850
Maguire Properties, Inc.	15,900	410,697
MFA Mortgage Investments, Inc.	77,000	617,540
National Retail Properties, Inc.	24,110	587,802
Northstar Realty Finance Corp.	324,990	3,227,151
Omega Healthcare Investors, Inc.	73,280	1,138,038
Parkway Properties, Inc.	31,800	1,403,652
Pennsylvania Real Estate Investment Trust	57,700	2,246,838
Post Properties, Inc.	15,500	599,850
Quadra Realty Trust, Inc.	158,240	1,508,027
Saul Centers, Inc.	25,100	1,292,650
Senior Housing Properties Trust	58,800	1,297,128
Sunstone Hotel Investors, Inc.	66,900	1,715,316
Urstadt Biddle Properties	32,400	501,228
Washington Real Estate Investment Trust	27,700	919,086

		50,045,921

Real Estate Management & Development (0.1%)
SonomaWest Holdings, Inc.*	2,400	48,600
Tejon Ranch Co.*	12,250	507,150

		555,750

Semiconductors & Semiconductor Equipment (2.4%)
Actel Corp.*	13,500	144,855
Advanced Energy Industries, Inc.*	15,200	229,520
Amis Holdings, Inc.*	27,700	268,967
Amkor Technology, Inc.*	48,000	552,960
Applied Micro Circuits Corp.*	46,100	145,676
Asyst Technologies, Inc.*	54,100	286,189
Axcelis Technologies, Inc.*	46,200	236,082
Brooks Automation, Inc.*	45,900	653,616
Cirrus Logic, Inc.*	33,200	212,480
Cohu, Inc.	15,300	286,875
Credence Systems Corp.*	28,900	89,301
Cypress Semiconductor Corp.*	79,400	2,319,274
DSP Group, Inc.*	13,600	215,288
Eagle Test Systems, Inc.*	8,900	114,098
Entegris, Inc.*	54,638	474,258
Genesis Microchip, Inc.*	8,500	66,640
Kulicke & Soffa Industries, Inc.*	24,200	205,216
Lattice Semiconductor Corp.*	30,500	136,945
Mattson Technology, Inc.*	12,000	103,800
MKS Instruments, Inc.*	26,000	494,520
On Semiconductor Corp.*	38,100	478,536
Pericom Semiconductor Corp.*	7,600	89,072
Photronics, Inc.*	46,200	527,142
RF Micro Devices, Inc.*	69,900	470,427
Semtech Corp.*	2,000	40,960
Silicon Image, Inc.*	407,610	2,099,191
Silicon Storage Technology, Inc.*	18,500	59,570
Skyworks Solutions, Inc.*	32,000	289,280
Standard Microsystems Corp.*	14,700	564,774
TriQuint Semiconductor, Inc.*	106,200	521,442
Zoran Corp.*	72,000	1,454,400

		13,831,354

Software (3.1%)
Actuate Corp.*	235,800	1,520,910
Aspen Technology, Inc.*	40,000	572,800
Corel Corp. ADR — CA*	67,618	866,187
Fair Issac Corp.	61,800	2,231,598
Lawson Software, Inc.*	43,800	438,438
Macrovision Corp.*	92,300	2,273,349
Magma Design Automation, Inc.*	22,300	313,761
Mentor Graphics Corp.*	52,400	791,240
Parametric Technology Corp.*	37,420	651,856
Progress Software Corp.*	15,500	469,650
QAD, Inc.	7,600	65,816
Quest Software, Inc.*	16,200	277,992
Solera Holdings, Inc.*	17,960	323,100
SPSS, Inc.*	3,200	131,648
Sybase, Inc.*	165,350	3,824,546
THQ, Inc.*	88,250	2,204,485
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Software (continued)
Tibco Software, Inc.*	143,290	$1,058,913

		18,016,289

Specialty Retail (2.2%)
Aaron Rents, Inc.	6,550	146,065
Asbury Automotive Group, Inc.	104,330	2,066,777
Buckle (The)	10,000	379,400
Cato Corp.	10,000	204,400
Charming Shoppes*	175,150	1,471,260
Circuit City Stores, Inc.	197,900	1,565,389
Collective Brands, Inc.*	36,500	805,190
CSK Auto Corp.*	40,300	429,195
Dress Barn, Inc.*	19,100	324,891
DSW, Inc. Class A*	11,200	281,904
Group 1 Automotive, Inc.	16,100	540,477
Gymboree*	17,180	605,423
Lithia Motors, Inc., Class A	7,700	131,362
Rent-A-Center, Inc.*	51,600	935,508
Shoe Carnival, Inc.*	7,100	112,038
Sonic Automotive, Inc.	15,000	359,100
Stage Stores, Inc.	48,325	880,965
Talbots, Inc.	24,900	448,200
Tractor Supply Co.*	16,000	737,440
Tween Brands, Inc.*	3,000	98,520

		12,523,504

Textiles, Apparel & Luxury Goods (1.7%)
Brown Shoe Co., Inc.	62,900	1,220,260
Carter’s, Inc.*	33,000	658,350
Deckers Outdoor Corp.*	5,100	559,980
Kellwood Co.	61,600	1,050,280
Maidenform Brands, Inc.*	33,700	535,156
Movado Group, Inc.	11,700	373,464
Oxford Industries, Inc.	2,600	93,912
Perry Ellis International, Inc.*	31,650	877,021
Phillips-Van Heusen Corp.	28,250	1,482,560
Skechers U.S.A., Inc.*	13,300	293,930
UniFirst Corp.	37,500	1,404,750
Warnaco Group, Inc. (The)*	15,300	597,771
Wolverine World Wide, Inc.	28,900	791,860

		9,939,294

Thrifts & Mortgage Finance (1.6%)
BankUnited Financial Corp., Class A	20,200	313,908
Berkshire Hills Bancorp, Inc.	1,000	30,230
Centerline Holding Co.	21,400	328,490
City Bank	16,900	485,368
Corus Bankshares, Inc.	78,600	1,023,372
Dime Community Bancshares	19,150	286,676
Downey Financial Corp.	13,600	786,080
Federal Agricultural Mortgage Corp., Class C	5,500	161,480
First Financial Holdings, Inc.	12,200	381,616
First Niagara Financial Group, Inc.	80,996	1,146,093
First Place Financial Corp.	11,200	198,240
FirstFed Financial Corp.*	12,000	594,600
Flagstar Bancorp	23,500	228,655
Franklin Bank Corp.*	51,600	474,720
Ocwen Financial Corp.*	24,000	226,320
Partners Trust Financial Group	21,700	264,089
Tierone Corp.	23,900	632,633
TrustCo Bank Corp.	36,400	397,852
United Community Financial Corp.	31,000	223,820
Webster Financial Corp.	14,600	614,952

	Shares or
	Principal
	Amount	Value
Common Stock (continued)
Thrifts & Mortgage Finance (continued)
WSFS Financial Corp.	9,200	574,080

		9,373,274

Tobacco (0.5%)
Alliance One Int’l, Inc.*	308,600	2,018,244
Universal Corp.	17,100	837,045

		2,855,289

Trading Companies & Distributors (1.2%)
Applied Industrial Technologies, Inc.	101,450	3,127,703
Electro Rent Corp.	5,100	71,451
Interline Brands, Inc.*	28,400	652,916
Kaman Corp., Class A	50,200	1,734,912
UAP Holding Corp.	23,400	733,824
Watsco, Inc.	7,900	366,797

		6,687,603

Transportation (1.2%)
Genesis Lease Ltd. ADR — IE	69,300	1,724,184
GulfMark Offshore Services, Inc.*	66,800	3,250,488
Knightsbridge Tankers Ltd. — BM	18,200	489,580
SEACOR Holdings, Inc.*	13,500	1,283,850

		6,748,102

Water Utility (0.1%)

American States Water Co.	7,900	308,100

Wireless Telecommunication Services (0.2%)
Centennial Communications*	22,100	223,652
Dobson Communications Corp., Class A*	58,000	741,820
Syniverse Holdings, Inc.*	13,300	211,470
U..S.A. Mobility, Inc.	6,400	107,968

		1,284,910

Total Common Stocks (Cost $519,441,745)		547,614,829

U.S. Treasury Note (0.1%)
U.S. Treasury Notes, 4.25%, 11/30/07	$660,000	660,258

Cash Equivalent (2.8%)
AIM Liquid Assets Portfolio, 5.19%, 04/01/42	15,943,859	15,943,859

Total Investments
(Cost $536,044,876) (a) — 98.3%		564,218,946

Other assets in excess of liabilities — 1.7%		9,471,558

NET ASSETS — 100.0%		$573,690,504

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

BM	Bermuda

BR	Brazil

CA	Canada

IE	Ireland

MH	Marshall Islands

PA	Panama

PR	Puerto Rico
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Cap Value Fund
At September 30, 2007, the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of			Covered by	Appreciation/
Contracts	Long Contracts	Expiration	Contracts	Depreciation
34	Rusell 2000 Future	12/21/07	13,824,400	486,864
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Cap Growth Fund

	Shares	Value
Common Stocks (91.7%)
Aerospace & Defense (2.1%)
Ceradyne, Inc.*	12,966	$982,045
EDO Corp.	11,500	644,115
Geoeye, Inc.*	19,900	512,425
Stanley, Inc.*	32,500	895,375

		3,033,960

Auto Components (1.6%)
LKQ Corp.*	39,194	1,364,343
Spartan Motors, Inc.	55,400	932,382

		2,296,725

Biotechnology (1.4%)
FEI Co.*	25,300	795,179
Omrix Biopharmaceuticals, Inc.*	35,645	1,258,625

		2,053,804

Chemicals (1.8%)
Flotek Industries, Inc.*	6,400	282,560
Zoltek Cos., Inc.*	52,200	2,277,486

		2,560,046

Commercial Services & Supplies (1.7%)
CoStar Group, Inc.*(a)	16,900	903,305
Kenexa Corp.*	32,500	1,000,350
Mobile Mini, Inc.*(a)	24,100	582,256

		2,485,911

Communications Equipment (3.4%)
Acme Packet, Inc.*	66,619	1,027,265
Comtech Group, Inc.*(a)	10,100	183,921
Globecomm Systems, Inc.*	25,800	342,108
Interactive Intelligence, Inc.*	34,500	655,500
OpNext, Inc.*	67,900	787,640
Riverbed Technology, Inc.*	15,200	613,928
Shoretel, Inc.*	92,500	1,324,600

		4,934,962

Computers & Peripherals (1.4%)
Synaptics, Inc.*	42,500	2,029,800

Construction & Engineering (1.6%)
Chicago Bridge & Iron Co.	54,800	2,359,688

Diversified Consumer Services (1.7%)
Capella Education Co.*	7,900	441,689
ITT Educational Services, Inc.*	11,000	1,338,590
Sotheby’s Holdings, Inc.	13,400	640,386

		2,420,665

Diversified Financial Services (0.8%)(a)
Financial Federal Corp.	40,775	1,142,108

Electronic Equipment & Instruments (1.4%)
DTS, Inc.*(a)	25,900	786,583
IPG Photonics Corp.*	36,100	709,726
Mellanox Technologies Ltd.*	27,100	529,263

		2,025,572

Energy Equipment & Services (1.2%)
Allis-Chalmers Energy, Inc.*	22,900	433,726
Drill-Quip, Inc.*	13,800	681,030
Hercules Offshore, Inc.*	22,700	592,697

		1,707,453

Food & Staples Retailing (1.0%)
Central European Distribution Corp.*	30,850	1,478,023

Food Products (0.3%)
SunOpta, Inc.*	29,300	424,557

Health Care Equipment & Supplies (4.0%)
Accuray, Inc.*	43,300	$756,018
Cynosure, Inc.*	28,100	1,036,890
Kyphon, Inc.*	34,100	2,387,000
LifeCell Corp.*(a)	32,200	1,209,754
Natus Medical, Inc.*	22,100	352,274

		5,741,936

Health Care Providers & Services (4.7%)
HealthExtras, Inc.*	37,600	1,046,408
Healthways, Inc.*(a)	57,123	3,082,929
InVentiv Health, Inc.*	13,571	594,681
LHC Group, Inc.*	25,400	545,338
Nighthawk Radiology Holdings, Inc.*	49,100	1,203,441
Visicu, Inc.*(a)	50,200	380,516

		6,853,313

Health Care Technology (5.3%)
Allscripts Healthcare Solutions, Inc.*(a)	140,254	3,791,066
Cerner Corp.*(a)	36,900	2,206,989
Omicell, Inc.*	56,500	1,612,510

		7,610,565

Hotels, Restaurants & Leisure (3.8%)(a)
Chipotle Mexican Grill, Inc.*	2,800	330,764
Gaylord Entertainment Co.*	41,400	2,203,308
Scientific Games Corp.*	53,800	2,022,880
Vail Resorts, Inc.*	15,700	977,953

		5,534,905

Insurance (1.0%)
eHealth, Inc.*	53,300	1,476,410

Internet & Catalog Retail (3.6%)
Blue Nile, Inc.*(a)	9,600	903,552
Knot, Inc. (The)*(a)	73,700	1,566,862
Shutterfly, Inc.*	9,700	309,527
SINA Corp.*	30,500	1,459,425
VistaPrint Ltd. — BM*(a)	25,100	937,987

		5,177,353

Internet Software & Services (8.5%)
Bankrate, Inc.*(a)	21,200	977,744
Comscore, Inc.*	1,900	51,300
Dealertrack Holdings, Inc.*	53,700	2,248,956
Gmarket, Inc. ADR — KR*	40,000	938,000
Liquidity Services, Inc.*	53,600	589,064
Loopnet, Inc.*(a)	82,700	1,698,658
Mercadolibre, Inc. — AR*	10,200	373,626
Perficient, Inc.*	39,300	859,491
Smith Micro Software, Inc.*	43,800	703,428
Synchronoss Technologies, Inc.*	45,800	1,926,348
ValueClick, Inc.*	53,949	1,211,695
Vocus, Inc.*(a)	24,000	701,760

		12,280,070

IT Services (1.0%)
BladeLogic, Inc.*	19,000	487,160
Exlservice Holdings, Inc.*	47,300	1,005,598

		1,492,758

Leisure Equipment & Products (0.5%)(a)
Smith & Wesson Holding Corp.*	38,900	742,601

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide Multi-Manager NVIT Small Cap Growth Fund

	Shares	Value
Common Stocks (continued)
Machinery (2.2%)
Bucyrus International, Inc., Class A(a)	31,100	$2,268,123
Dynamic Materials Corp.	18,700	895,543

		3,163,666

Media (2.2%)
Focus Media Holding Ltd. ADR — KY*	54,654	3,171,025
Metals & Mining (0.4%)
Brush Engineered Materials, Inc.*	10,800	560,412
Oil, Gas & Consumable Fuels (3.6%)
Arena Resources, Inc.*	14,800	969,400
Bill Barrett Corp.*(a)	43,800	1,726,158
Carrizo Oil & Gas, Inc.*	31,534	1,414,615
Gulfport Energy Corp.*	700	16,562
Newfield Exploration Co.*	21,000	1,011,360

		5,138,095

Other Financial (0.2%)
Pinnacle Financial Partners, Inc.*	10,800	311,256

Personal Products (0.7%)(a)
Bare Escentuals, Inc.*	41,200	1,024,644

Pharmaceuticals (2.7%)
Adams Respiratory Therapeutics, Inc.*(a)	32,000	1,233,280
Obagi Medical Products, Inc.*	57,700	1,065,719
Salix Pharmaceuticals, Inc.*	61,708	766,413
Sciele Pharma, Inc.*	33,248	865,113

		3,930,525

Road & Rail (2.4%)
J.B. Hunt Transport Services, Inc.	67,800	1,783,140
Kansas City Southern Industries, Inc.*	53,950	1,735,571

		3,518,711

Semiconductors & Semiconductor Equipment (4.2%)
02Micro International Ltd. ADR — KY*	66,100	1,022,567
Atheros Communications*	50,400	1,510,488
Sigma Designs, Inc.*	50,000	2,412,000
Tessera Technologies, Inc.*	31,544	1,182,900

		6,127,955

Software (12.5%)
Blackbaud, Inc.	91,800	2,317,032
Blackboard, Inc.*(a)	53,600	2,457,024
Chordiant Software, Inc.*	75,900	1,051,974
Concur Technologies, Inc.*(a)	51,200	1,613,824
Double-Take Software, Inc.*	61,200	1,169,532
EPIQ Systems, Inc.*(a)	56,115	1,056,084
FactSet Research Systems, Inc.	23,975	1,643,486
Falconstor Software, Inc.*	84,200	1,014,610
Innerworkings, Inc.*	78,200	1,347,386
MICROS Systems, Inc.*	23,100	1,503,117
SXC Health Solutions Corp. — CA*	33,635	538,833
Vasco Data Security International, Inc.*	65,500	2,312,805

		18,025,707

Specialty Retail (2.7%)
Lululemon Athletica, Inc. — CA*	4,000	168,120
O’Reilly Automotive, Inc.*	50,600	1,690,546

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Specialty Retail (continued)
Zumiez, Inc.*(a)	45,800	2,032,146

		3,890,812

Textiles, Apparel & Luxury Goods (1.8%)
Iconix Brand Group, Inc.*	42,300	1,006,317
Volcom, Inc.*	37,200	1,581,744

		2,588,061

Wireless Telecommunication Services (2.3%)
Novatel Wireless, Inc.*	79,100	1,791,615
Sierra Wireless, Inc.*	72,300	1,524,084

		3,315,699

Total Common Stocks (Cost $92,922,176)		132,629,753

Repurchase Agreements (8.1%)
Nomura Securities, 4.99%, dated 09/28/07, due 10/01/07, repurchase price $11,799,241, collateralized by U.S. Government Agency Mortgages with a market value of $12,030,223	$11,794,336	11,794,336

Securities Held As Collateral For Securities On Loan (16.7%)
Deutsche Bank Securities, Inc. Repurchase Agreement, 5.10%, dated 09/28/07, due 10/01/07, repurchase price $24,205,462, collateralized by U.S. Government Agency Mortgages with a market value of $24,679,082, 5.10%, 10/01/07	24,195,179	24,195,179

Total Investments
(Cost $128,911,691) (b) — 116.5%		168,619,268

Liabilities in excess of other assets — (16.5)%		(23,921,183)

NET ASSETS — 100.0%		$144,698,085

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of September 30, 2007.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

AR	Argentina

BR	Brazil

CA	Canada

KR	Korea

KY	Cayman Islands
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Gartmore NVIT Worldwide Leaders Fund

	Shares	Value
Common Stocks (100.9%)
Brazil (2.2%)
Oil, Gas & Consumable Fuels— 2.2%
Petroleo Brasileiro SA ADR — BR	19,000	$1,229,300

China (2.3%)(a)
Commercial Bank— 2.3%
China Construction Bank, Class H	1,450,000	1,318,679

France (3.9%)(a)
Commercial Bank— 3.9%
Societe Generale	12,960	2,180,423

Germany (10.0%)(a)
Automobiles— 3.9%
Daimler Chrysler AG	21,670	2,173,032

Machinery— 3.1%
MAN AG	11,920	1,736,387

Software— 3.0%(b)
SAP AG	29,100	1,703,616

		5,613,035

Hong Kong (3.0%)(a)
Industrial Conglomerate— 3.0%
Hutchison Whampoa Ltd.	160,000	1,708,954

Italy (6.7%)(a)
Automobiles— 3.4%
Fiat SpA	63,500	1,917,998

Commercial Bank— 3.3%
UniCredito Italiano SpA	217,300	1,860,071

		3,778,069

Japan (8.4%)(a)
Household Durables— 2.9%
Sony Corp.	33,800	1,624,995

Software— 3.6%
Nintendo Co. Ltd.	3,900	2,013,850

Tobacco— 1.9%
Japan Tobacco, Inc.	198	1,086,025

		4,724,870

Netherlands (2.6%)(a)
Household Durables— 2.6%
Koninklijke Philips Electronics NV	32,900	1,480,329

Spain (3.1%)(a)
Diversified Telecommunication Services— 3.1%
Telefonica SA	62,000	1,731,990

Switzerland (7.8%)(a)
Capital Markets— 2.2%
Julius Baer Holding Ltd.	16,400	1,224,603

Electrical Equipment— 2.6%
ABB Ltd.	54,700	1,435,232

Food Products— 3.0%
Nestle SA	3,800	1,703,870

		4,363,705

United Kingdom (11.6%)(a)
Commercial Bank— 2.8%
HSBC Holdings PLC	87,000	1,606,507

Metals & Mining— 7.8%
BHP Billiton PLC	43,470	1,554,946
Rio Tinto PLC	32,700	2,814,092

		4,369,038

Specialty Retail— 1.0%
Carphone Warehouse Group PLC	77,000	548,953

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
United Kingdom(a) (continued)
		6,524,498

United States (39.3%)
Aerospace & Defense— 3.0%
Boeing Co. (The)	15,930	1,672,491

Communications Equipment— 4.0%
Cisco Systems, Inc.*	68,900	2,281,279

Computers & Peripherals— 7.3%
Apple, Inc.*	13,772	2,114,553
Hewlett-Packard Co.	39,700	1,976,663

		4,091,216

Diversified Financial Services— 4.6%
Bank of America Corp.	32,000	1,608,640
Goldman Sachs Group, Inc.	4,500	975,330

		2,583,970

Food & Staples Retailing— 3.4%
CVS Caremark Corp.	48,970	1,940,681

Hotels, Restaurants & Leisure— 4.2%
McDonald’s Corp.	43,600	2,374,892

Media— 2.0%
News Corp., Class B	48,300	1,129,737

Oil, Gas & Consumable Fuels— 4.1%
ConocoPhillips	26,000	2,282,020

Road & Rail— 3.0%
Union Pacific Corp.	14,900	1,684,594

Software— 2.1%
Oracle Corp.*	54,500	1,179,925

Textiles, Apparel & Luxury Goods— 1.6%
Polo Ralph Lauren Corp.	11,900	925,225

		22,146,030

Total Common Stocks (Cost $50,685,613)		56,799,882

Repurchase Agreements (0.7%)
Nomura Securities, 4.99% dated 09/28/07, due 10/01/07, repurchase price $393,040, collateralized by U.S. Government Agency Mortgages with a market value of $400,734	$392,877	392,877

Securities Held As Collateral For Securities On Loan (1.1%)
Deutsche Bank Securities, Inc., 5.10% dated 09/28/07, due 10/01/07, Repurchase price $604,257 collateralized by U.S. Government Agency Mortgages with a market value of $616,080	604,000	604,000

Total Investments
(Cost $51,682,490) (c) — 102.7%		57,796,759

Liabilities in excess of other assets — (2.7)%		(1,495,584)

NET ASSETS — 100.0%		$56,301,175

*	Denotes a non-income producing security.

(a)	Fair Valued Security.
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Gartmore NVIT Worldwide Leaders Fund

(b)	All or a part of the security was on loan as of September 30, 2007.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
NVIT Mid Cap Index Fund

	Shares	Value
Common Stocks (92.1%)
Aerospace & Defense (0.5%)
Alliant Techsystems, Inc.*(a)	37,400	$4,087,820
DRS Technologies, Inc.	44,500	2,452,840

		6,540,660

Air Freight & Logistics (0.8%)
Expeditors International of Washington, Inc.	230,900	10,921,570

Airlines (0.3%)(a)
AirTran Holdings, Inc.*	92,900	914,136
Alaska Air Group, Inc.*	44,200	1,020,578
JetBlue Airways Corp.*	203,100	1,872,582

		3,807,296

Auto Components (1.0%)
ArvinMeritor, Inc.(a)	79,825	1,342,657
BorgWarner, Inc.	63,500	5,812,155
Gentex Corp.	154,600	3,314,624
Lear Corp.*	81,640	2,620,644
Modine Manufacturing Co.(a)	33,000	878,460

		13,968,540

Automobiles (0.3%)
Avis Budget Group, Inc.*	109,540	2,507,371
Thor Industries, Inc.(a)	35,500	1,597,145

		4,104,516

Beverages (0.4%)
Hansen Natural Corp.*(a)	65,400	3,706,872
PepsiAmericas, Inc.	61,500	1,995,060

		5,701,932

Biotechnology (1.0%)
Cephalon, Inc.*	73,800	5,391,828
PDL Biopharma, Inc.*	129,800	2,804,978
Vertex Pharmaceuticals, Inc.*(a)	141,190	5,423,108

		13,619,914

Building Products (0.4%)(a)
Martin Marietta Materials, Inc.	45,980	6,140,629

Capital Markets (1.3%)
Jefferies Group, Inc.	118,600	3,300,638
Nuveen Investments, Inc., Class A	84,950	5,261,803
Raymond James Financial, Inc.	99,125	3,256,256
SEI Investments Co.	134,500	3,669,160
Waddell & Reed Financial, Inc.	94,200	2,546,226

		18,034,083

Chemicals (3.7%)
Airgas, Inc.	84,200	4,347,246
Albemarle Corp.	88,000	3,889,600
Cabot Corp.	71,000	2,522,630
Chemtura Corp.	254,100	2,258,949
Cytec Industries, Inc.	45,200	3,091,228
Ferro Corp.(a)	47,100	941,058
FMC Corp.	81,700	4,250,034
Lubrizol Corp.	76,400	4,970,584
Lyondell Chemical Co.	274,800	12,736,980
Minerals Technologies, Inc.(a)	22,500	1,507,500
Olin Corp.(a)	81,300	1,819,494
RPM International, Inc.	127,000	3,041,650
Scotts Miracle-Gro Co. (The)	47,800	2,043,450
Sensient Technologies Corp.(a)	47,900	1,382,873
Valspar Corp.	104,900	2,854,329

		51,657,605

Commercial Banks (2.4%)
Associated Banc Corp.	136,315	4,039,013
Bank of Hawaii Corp.	51,500	2,721,775
Cathay General Bancorp, Inc.(a)	50,800	1,636,268
City National Corp.	44,700	3,107,097
Colonial Bancgroup, Inc.	161,300	3,487,306
Cullen/Frost Bankers, Inc.	64,260	3,220,711
First Community Bancorp(a)	30,750	1,682,333
FirstMerit Corp.(a)	81,700	1,614,392
SVB Financial Group*(a)	39,500	1,870,720
TCF Financial Corp.	122,600	3,209,668
Webster Financial Corp.	61,800	2,603,016
West America Bankcorp(a)	33,300	1,658,673
Wilmington Trust Corp.	70,900	2,758,010

		33,608,982

Commercial Services & Supplies (3.1%)
Brink’s Co. (The)	52,500	2,933,700
ChoicePoint, Inc.*	81,533	3,091,731
Copart, Inc.*	75,200	2,586,128
Corporate Executive Board Co.(a)	40,500	3,006,720
Deluxe Corp.	54,900	2,022,516
Dun & Bradstreet Corp.	64,900	6,399,789
Herman Miller, Inc.(a)	67,400	1,829,236
Kelly Services, Inc.	22,000	435,820
Korn/Ferry International*(a)	48,400	799,084
Manpower, Inc.	93,000	5,984,550
Mine Safety Appliances Co.(a)	30,000	1,413,300
Navigant Consulting, Inc.*(a)	45,480	575,777
Republic Services, Inc.	174,650	5,712,802
Rollins, Inc.(a)	27,700	739,313
Stericycle, Inc.*	94,100	5,378,756

		42,909,222

Communications Equipment (2.5%)
3Com Corp.*	414,700	2,048,618
ADC Telecommunications, Inc.*	130,654	2,562,125
ADTRAN, Inc.(a)	66,500	1,531,495
Andrew Corp.*	166,600	2,307,410
Avocent Corp.*(a)	53,400	1,555,008
CommScope, Inc.*	65,900	3,310,816
Dycom Industries, Inc.*(a)	42,400	1,298,712
F5 Networks, Inc.*	93,000	3,458,670
Harris Corp.	149,000	8,610,710
NeuStar, Inc.*	80,960	2,776,118
Plantronics, Inc.(a)	49,800	1,421,790
Polycom, Inc.*(a)	102,200	2,745,092
Powerwave Technologies, Inc.*(a)	131,100	807,576
U.T. Starcom, Inc.*(a)	105,500	386,130

		34,820,270

Computers & Peripherals (1.2%)
Diebold, Inc.	73,400	3,333,828
Imation Corp.	40,300	988,559
NCR Corp.*	187,110	4,443,863
Palm, Inc.(a)	117,000	1,903,590
Western Digital Corp.*	240,000	6,076,800

		16,746,640

Construction & Engineering (1.9%)
Granite Construction, Inc.	39,550	2,096,941
Jacobs Engineering Group, Inc.*	130,000	9,825,400
KBR, Inc.*	183,260	7,104,990
NVR, Inc.*(a)	5,700	2,680,425
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Mid Cap Index Fund

	Shares	Value
Common Stocks (continued)
Construction & Engineering (continued)
Quanta Services, Inc.*	181,680	$4,805,436

		26,513,192

Construction Materials (0.2%)
Florida Rock Industries, Inc.	52,000	3,249,480

Consumer Finance (0.5%)
AmeriCredit Corp.*(a)	126,690	2,227,210
Eaton Vance Corp.	134,500	5,374,620

		7,601,830

Containers & Packaging (0.4%)
Packaging Corp. of America	104,500	3,037,815
Sonoco Products Co.	105,700	3,190,026

		6,227,841

Distributor (0.1%)(a)
Potlatch Corp.	40,198	1,810,116

Diversified Consumer Services (1.7%)
Career Education Corp.*	98,500	2,757,015
Corinthian Colleges, Inc.*	95,800	1,524,178
DeVry, Inc.	63,800	2,361,238
Global Payments, Inc.	89,890	3,974,936
ITT Educational Services, Inc.*	33,000	4,015,770
Matthews International Corp., Class A(a)	34,020	1,490,076
Regis Corp.	45,800	1,461,478
Sotheby’s Holdings, Inc.(a)	73,100	3,493,449
Strayer Education, Inc.	16,200	2,731,806

		23,809,946

Diversified Financial Services (0.2%)
Broadridge Financial Solutions, Inc.	146,840	2,782,618

Diversified Telecommunication Services (0.1%)
Cincinnati Bell, Inc.*	256,400	1,266,616

Electric Utilities (1.9%)
DPL, Inc.(a)	127,300	3,342,898
Gilead Sciences, Inc.	166,600	4,759,762
Great Plains Energy, Inc.(a)	97,100	2,797,451
Hawaiian Electric Industries, Inc.(a)	84,400	1,832,324
IDACORP, Inc.(a)	51,300	1,679,562
Pepco Holdings, Inc.	206,638	5,595,757
Sierra Pacific Resources	234,610	3,690,415
Westar Energy, Inc.	103,500	2,541,960

		26,240,129

Electrical Equipment (1.3%)
Ametek, Inc.	113,550	4,907,631
Hubbell, Inc.	62,300	3,558,576
Roper Industries, Inc.(a)	96,800	6,340,400
Thomas & Betts Corp.*	56,500	3,313,160

		18,119,767

Electronic Equipment & Instruments (2.8%)
Amphenol Corp., Class A	193,000	7,673,680
Arrow Electronics, Inc.*	131,900	5,608,388
Avnet, Inc.*	162,500	6,477,250
CDW Corp.*	64,600	5,633,120
Ingram Micro, Inc.*	154,800	3,035,628
Kemet Corp.*(a)	89,300	656,355
National Instruments Corp.	59,350	2,037,486
Tech Data Corp.*	62,100	2,491,452
Vishay Intertechnology, Inc.*	197,150	2,568,864
Zebra Technologies Corp., Class A*	75,600	2,758,644

		38,940,867

Energy Equipment & Services (2.7%)
Cameron International Corp.*	119,000	10,982,510
FMC Technologies, Inc.*	142,342	8,207,440
Grant Prideco, Inc.*	139,100	7,583,732
Helmerich & Payne, Inc.	108,900	3,575,187
Patterson-UTI Energy, Inc.	174,200	3,931,694
Tidewater, Inc.	62,200	3,908,648

		38,189,211

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club, Inc.*	72,900	2,417,364
Ruddick Corp.(a)	37,500	1,257,750

		3,675,114

Food Products (0.8%)
Hormel Foods Corp.	75,400	2,697,812
J.M. Smucker Company	62,067	3,315,619
Lancaster Colony Corp.	23,300	889,361
Smithfield Foods, Inc.*	129,490	4,078,935
Tootsie Roll Industries, Inc.(a)	25,902	687,180

		11,668,907

Gaming (0.2%)
Boyd Gaming Corp.	58,900	2,523,865

Gas Utilities (1.0%)
AGL Resources, Inc.	81,500	3,229,030
National Fuel Gas Co.	90,200	4,222,262
Oneok, Inc.	110,320	5,229,168
WGL Holdings, Inc.(a)	56,700	1,921,563

		14,602,023

Health Care Equipment & Supplies (3.7%)
Advanced Medical Optics, Inc.*(a)	67,686	2,070,515
Beckman Coulter, Inc.	68,600	5,059,936
Cytyc Corp.*	124,600	5,937,190
Dentsply International, Inc.	167,500	6,974,700
Edwards Lifesciences Corp.*(a)	62,400	3,076,944
Gen-Probe, Inc.*	56,900	3,788,402
Hillenbrand Industry, Inc.	65,200	3,587,304
Intuitive Surgical, Inc.*(a)	41,200	9,476,000
Kyphon, Inc.*	48,770	3,413,900
ResMed, Inc.*(a)	85,800	3,678,246
Steris Corp.	73,900	2,019,687
Ventana Medical Systems, Inc.*	31,470	2,703,587

		51,786,411

Health Care Providers & Services (2.8%)
Apria Healthcare Group, Inc.*(a)	44,700	1,162,647
Community Health Systems, Inc.*	106,900	3,360,936
Health Management Associates, Inc., Class A(a)	263,850	1,831,119
Health Net Inc.*	122,500	6,621,125
Henry Schein, Inc.*	98,400	5,986,656
Kindred Healthcare, Inc.*(a)	34,790	623,089
LifePoint Hospitals, Inc.*	63,500	1,905,635
Lincare Holdings, Inc.*	91,930	3,369,234
Omnicare, Inc.(a)	134,400	4,452,672
Psychiatric Solutions, Inc.*(a)	57,100	2,242,888
Universal Health Services, Inc.	60,500	3,292,410
VCA Antech, Inc.*	88,900	3,711,575

		38,559,986

Health Care Technology (0.6%)
Cerner Corp.*	69,530	4,158,589
Wellcare Health Plans, Inc.*	45,790	4,827,640

		8,986,229

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Mid Cap Index Fund

	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (1.2%)
Applebee’s International, Inc.	81,050	$2,016,524
Bob Evans Farms, Inc.	35,800	1,080,444
Brinker International, Inc.	117,740	3,230,786
CBRL Group, Inc.(a)	28,800	1,175,040
Cheesecake Factory, Inc. (The)*(a)	82,350	1,932,755
International Speedway Corp.	34,400	1,577,584
Life Time Fitness, Inc.*(a)	35,660	2,187,384
Ruby Tuesday, Inc.(a)	55,900	1,025,206
Scientific Games Corp.*	68,300	2,568,080

		16,793,803

Household Durables (1.4%)
American Greetings Corp., Class A(a)	61,600	1,626,240
Blyth Industries, Inc.	24,600	503,070
Church & Dwight, Inc.(a)	73,850	3,473,904
Furniture Brands International, Inc.(a)	55,500	562,770
Hovnanian Enterprises, Inc.*(a)	42,800	474,652
M.D.C. Holdings, Inc.(a)	39,900	1,633,506
Mohawk Industries Co.*(a)	58,600	4,764,180
Ryland Group, Inc. (The)(a)	48,500	1,039,355
Toll Brothers, Inc.*	141,100	2,820,589
Tupperware Corp.	69,300	2,182,257

		19,080,523

Household Products (0.5%)
Energizer Holdings, Inc.*	62,660	6,945,861

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	65,400	3,178,440
Sequa Corp., Class A*(a)	7,500	1,243,350
Teleflex, Inc.	41,400	3,225,888

		7,647,678

Insurance (3.8%)
American Financial Group, Inc.(a)	77,850	2,217,947
Arthur J. Gallagher & Co.(a)	107,100	3,102,687
Brown & Brown, Inc.	119,500	3,142,850
Commerce Group, Inc.(a)	50,130	1,477,331
Everest Re Group Ltd.	68,500	7,551,440
Fidelity National Title Group, Inc., Class A	244,665	4,276,744
First American Financial Corp.	106,400	3,896,368
Hanover Insurance Group, Inc.	53,900	2,381,841
HCC Insurance Holdings, Inc.	121,150	3,469,736
Horace Mann Educators Corp.	42,400	835,704
Mercury General Corp.	36,500	1,968,445
Old Republic International Corp.	245,137	4,593,867
Protective Life Corp.	73,400	3,115,096
Stancorp Financial Group, Inc.	55,100	2,728,001
Unitrin, Inc.	54,600	2,707,614
W.R. Berkley Corp.	176,850	5,240,066

		52,705,737

Internet & Catalog Retail (0.1%)
Coldwater Creek, Inc.*	61,600	668,976
Netflix, Inc.*(a)	54,850	1,136,492

		1,805,468

Internet Software & Services (0.3%)
Digital River, Inc.*(a)	44,930	2,010,618
ValueClick, Inc.*	111,600	2,506,536

		4,517,154

IT Services (2.1%)
Acxiom Corp.	70,900	1,403,111
Alliance Data Systems Corp.*	85,400	6,613,376
Ceridian Corp.*	153,300	5,325,642
CheckFree Corp.*(a)	94,300	4,388,722
CSG Systems International, Inc.*(a)	45,200	960,500
DST Systems, Inc.*(a)	59,100	5,071,371
Gartner, Inc. *	72,600	1,775,796
MoneyGram International, Inc.	92,900	2,098,611
MPS Group, Inc.*	104,200	1,161,830
SRA International, Inc.*(a)	42,900	1,204,632

		30,003,591

Leisure Equipment & Products (0.1%)(a)
Callaway Golf Co.	72,200	1,155,922

Life Sciences Tools & Services (1.8%)
Affymetrix, Inc.*(a)	76,800	1,948,416
Charles River Laboratories International, Inc.*	75,500	4,239,325
Covance, Inc.*(a)	70,500	5,491,950
Invitrogen Corp.*	51,430	4,203,374
Pharmaceutical Product Development, Inc.	112,000	3,969,280
Techne Corp.*(a)	41,100	2,592,588
Varian, Inc.*	33,800	2,150,018

		24,594,951

Machinery (4.5%)
AGCO Corp.*	100,700	5,112,539
Crane Co.	52,800	2,532,816
Donaldson Co., Inc.	74,800	3,123,648
Federal Signal Corp.(a)	47,200	724,992
Flowserve Corp.	60,700	4,624,126
Graco, Inc.(a)	71,350	2,790,498
Harsco Corp.	89,500	5,304,665
Idex Corp.	85,430	3,108,798
Joy Global, Inc.	115,800	5,889,588
Kennametal, Inc.	43,400	3,644,732
Lincoln Electric Holdings, Inc.	45,100	3,500,211
Nordson Corp.(a)	34,800	1,747,308
Oshkosh Truck Corp.	79,100	4,901,827
Pentair, Inc.	110,600	3,669,708
SPX Corp.	60,010	5,554,526
Timken Co. (The)	100,100	3,718,715
Trinity Industries, Inc.(a)	90,100	3,382,354

		63,331,051

Manufacturing (0.6%)
Carpenter Technology Corp.	28,690	3,729,987
Hanesbrands, Inc.*	101,000	2,834,060
HNI Corp.(a)	49,400	1,778,400

		8,342,447

Marine (0.2%)(a)
Alexander & Baldwin, Inc.	44,400	2,225,772

Media (1.1%)
Belo Corp., Class A(a)	101,000	1,753,360
Catalina Marketing Corp.*	39,400	1,276,166
Entercom Communications Corp.(a)	32,500	628,225
Getty Images, Inc.*	49,140	1,368,058
Harte-Hanks, Inc.	52,250	1,028,280
John Wiley & Sons, Inc.	46,100	2,071,273
Lee Enterprises, Inc.(a)	43,400	675,738
Media General, Inc.(a)	26,800	737,268
Scholastic Corp.*(a)	30,800	1,073,688
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Mid Cap Index Fund

	Shares	Value
Common Stocks (continued)
Media (continued)
Valassis Communications, Inc.*(a)	45,000	$401,400
Washington Post Co.	6,147	4,934,811

		15,948,267

Metals & Mining (1.7%)
Arch Coal, Inc.(a)	153,000	5,162,220
Cleveland Cliffs, Inc.	45,220	3,978,003
Commercial Metals Co.	127,500	4,035,375
Reliance Steel & Aluminum Co.(a)	70,600	3,991,724
Steel Dynamics, Inc.	101,000	4,716,700
Worthington Industries, Inc.	78,600	1,851,816

		23,735,838

Multi-Utilities (3.1%)
Alliant Energy Corp.	120,300	4,609,896
Aquila, Inc.*	386,400	1,549,464
Black Hills Corp.(a)	42,200	1,731,044
Energy East Corp.	167,490	4,530,604
MDU Resources Group, Inc.	193,450	5,385,648
Nstar	112,700	3,923,087
Oklahoma Gas & Electric Co.	99,600	3,296,760
PNM, Inc.	82,450	1,919,436
Puget Energy, Inc.	122,400	2,995,128
Scana Corp.	125,400	4,857,996
Vectren Corp.	78,900	2,153,181
Wisconsin Energy Corp.	129,200	5,817,876

		42,770,120

Multiline Retail (0.5%)
99 Cents Only Stores*(a)	46,900	481,663
Dollar Tree Stores, Inc.*	105,050	4,258,727
Saks, Inc.(a)	159,400	2,733,710

		7,474,100

Oil, Gas & Consumable Fuels (6.4%)
Bill Barrett Corp.*	34,830	1,372,650
Cimarex Energy Co.(a)	87,190	3,247,827
Denbury Resources, Inc.*	132,300	5,912,487
Encore Acquisition Co.*(a)	58,750	1,859,437
Equitable Resources, Inc.	134,000	6,950,580
Exterran Holdings, Inc.*	71,629	5,754,674
Forest Oil Corp.*(a)	92,870	3,997,125
Frontier Oil Corp.	117,700	4,901,028
Newfield Exploration Co.*	140,900	6,785,744
Noble Energy, Inc.	186,130	13,036,545
Overseas Shipholding Group, Inc.	31,830	2,445,499
Pioneer Natural Resources Co.	133,900	6,022,822
Plains Exploration & Production Co.*	80,680	3,567,670
Pogo Producing Co.	61,500	3,266,265
Pride International, Inc.*	180,800	6,608,240
Quicksilver Resources, Inc.*(a)	57,500	2,705,375
Southwestern Energy Co.*	186,700	7,813,395
Superior Energy Services, Inc.*	87,470	3,099,937

		89,347,300

Paper & Forest Products (0.2%)
Bowater, Inc.(a)	62,400	931,008
Louisiana-Pacific Corp.	114,810	1,948,326

		2,879,334

Personal Products (0.3%)
Alberto-Culver Co.	95,470	2,366,701
NBTY, Inc.*	61,050	2,478,630

		4,845,331

Pharmaceuticals (1.2%)
Endo Pharmaceuticals Holdings Inc.*	143,160	4,439,392
Medicis Pharmaceutical Corp.(a)	62,800	1,916,028
Millennium Pharmaceuticals, Inc.*	339,887	3,449,853
Par Pharmaceutical Cos., Inc.*	41,400	768,384
Perrigo Co.(a)	87,700	1,872,395
Sepracor, Inc.*	114,000	3,135,000
Valeant Pharmaceuticals International*	96,800	1,498,464

		17,079,516

Real Estate Investment Trusts (REITs) (3.5%)
AMB Property Corp.	110,170	6,589,268
Cousins Properties, Inc.(a)	42,930	1,260,425
Equity One, Inc.(a)	38,340	1,042,848
Highwood Properties, Inc.	59,200	2,170,864
Hospitality Properties Trust	104,540	4,249,551
Liberty Property Trust	101,700	4,089,357
Macerich Co. (The)	79,200	6,936,336
Mack-Cali Realty Corp.	76,310	3,136,341
Nationwide Health Properties, Inc.(a)	102,020	3,073,862
Rayonier, Inc.	84,177	4,043,863
Regency Centers Corp.	74,000	5,679,500
UDR, Inc.(a)	146,000	3,550,720
Weingharten Realty Investors(a)	81,400	3,374,844

		49,197,779

Real Estate Management & Development (0.7%)
Duke Realty Corp.	141,930	4,798,653
Jones Lang Lasalle, Inc.	41,530	4,267,623

		9,066,276

Road & Rail (0.4%)
Con-way, Inc.	51,600	2,373,600
J.B. Hunt Transport Services, Inc.	102,100	2,685,230
Werner Enterprises, Inc.(a)	55,650	954,398

		6,013,228

Semiconductors & Semiconductor Equipment (2.8%)
Atmel Corp.*	517,500	2,670,300
Cree, Inc.*(a)	93,900	2,920,290
Cypress Semiconductor Corp.*(a)	166,780	4,871,644
Fairchild Semiconductor International, Inc.*	130,200	2,432,136
Integrated Device Technology, Inc.*	207,130	3,206,372
International Rectifier Corp.*	81,000	2,672,190
Intersil Corp.	147,200	4,920,896
Lam Research Corp.*	147,860	7,875,024
Lattice Semiconductor Corp.*(a)	109,900	493,451
Micrel, Inc.(a)	60,800	656,640
RF Micro Devices, Inc.*(a)	220,800	1,485,984
Semtech Corp.*	72,700	1,488,896
Silicon Laboratories, Inc.*	62,000	2,589,120
TriQuint Semiconductor, Inc.*	137,491	675,081

		38,958,024

Software (2.8%)
ACI Worldwide, Inc.*(a)	41,200	920,820
Activision, Inc.*	313,200	6,761,988
Advent Software, Inc.*(a)	20,400	958,188
Cadence Design Systems, Inc.*	305,300	6,774,607
Fair Issac Corp.(a)	60,520	2,185,377
Henry (Jack) & Associates, Inc.	88,900	2,298,954
Macrovision Corp.*(a)	62,200	1,531,986
McAfee, Inc.*	173,000	6,032,510
Mentor Graphics Corp.*	92,800	1,401,280
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Mid Cap Index Fund

	Shares	Value
Common Stocks (continued)
Software (continued)
Parametric Technology Corp.*	128,290	$2,234,812
Sybase, Inc.*	102,900	2,380,077
Synopsys, Inc.*	154,100	4,173,028
Wind River Systems, Inc.*(a)	77,100	907,467

		38,561,094

Specialty Retail (4.5%)
Advance Auto Parts, Inc.	113,750	3,817,450
Aeropostale, Inc.*	86,850	1,655,361
American Eagle Outfitters Ltd.	235,700	6,201,267
AnnTaylor Stores Corp.*	69,620	2,204,865
Barnes & Noble, Inc.	57,600	2,030,976
Borders Group, Inc.(a)	66,500	886,445
CarMax, Inc.*	239,100	4,860,903
Charming Shoppes*(a)	133,700	1,123,080
Chico’s FAS, Inc.*	186,400	2,618,920
Collective Brands, Inc.*	74,200	1,636,852
Dick’s Sporting Goods, Inc.*	46,020	3,090,243
Foot Locker, Inc.	166,500	2,552,445
Gamestop Corp.*	172,400	9,714,740
O’Reilly Automotive, Inc.*	123,500	4,126,135
Pacific Sunwear of California, Inc.*(a)	80,200	1,186,960
PETsMART, Inc.	142,900	4,558,510
Rent-A-Center, Inc.*(a)	75,900	1,376,067
Ross Stores, Inc.	152,200	3,902,408
Urban Outfitters, Inc.*	119,200	2,598,560
Williams Sonoma, Inc.(a)	100,300	3,271,786

		63,413,973

Textiles, Apparel & Luxury Goods (0.4%)
Phillips-Van Heusen Corp.	62,700	3,290,496
Timberland Co., Class A*(a)	51,300	972,648
Warnaco Group, Inc. (The)*	49,420	1,930,839

		6,193,983

Thrifts & Mortgage Finance (1.4%)
Astoria Financial Corp.	93,250	2,473,923
First Niagara Financial Group, Inc.	115,000	1,627,250
IndyMac Bancorp, Inc.(a)	82,700	1,952,547
New York Community Bancorp, Inc.(a)	346,128	6,593,738
PMI Group, Inc.	96,000	3,139,200
Radian Group, Inc.(a)	90,000	2,095,200
Washington Federal, Inc.(a)	90,489	2,376,241

		20,258,099

Tobacco (0.1%)(a)
Universal Corp.	31,100	1,522,345

Trading Companies & Distributors (1.0%)
Fastenal Co.	137,100	6,225,711
GATX Corp.	53,500	2,287,125
MSC Industrial Direct Co., Class A	51,600	2,610,444
United Rentals, Inc.*	77,000	2,477,090

		13,600,370

Transportation (0.1%)(a)
YRC Worldwide, Inc.*	65,400	1,786,728

Water Utility (0.2%)(a)
Aqua America, Inc.	148,300	3,363,444

Wireless Telecommunication Services (0.5%)
Telephone & Data Systems, Inc.	98,500	6,574,875

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Wireless Telecommunication Services (continued)
Telephone & Data Systems, Inc., Special Shares	17,000	$1,054,000

		7,628,875

Total Common Stocks (Cost $1,127,562,341)		1,291,929,989

Repurchase Agreements (10.8%)
Nomura Securities, 4.99%, dated 09/28/07, due 10/01/07, repurchase price $152,005,692, collateralized by U.S. Government Agency Mortgages with a market value of $154,981,359	$151,942,509	151,942,509

Securities Held As Collateral For Securities On Loan (10.3%)
Deutsche Bank Securities, Inc., 5.10% dated 09/28/07, due 10/01/07, Repurchase price $144,456,018, collateralized by U.S. Government Agency Mortgages with a market value of $147,282,543	144,394,650	144,394,650

Total Investments (Cost $1,423,899,501) (b) — 113.2%		1,588,267,148

Liabilities in excess of other assets — (13.2)%		(185,064,876)

NET ASSETS — 100.0%		$1,403,202,272

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of September 30, 2007.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
At September 30, 2007, the Fund’s open futures contracts were as follows:

			Market
Number			Value	Unrealized
of	Long		Covered by	Appreciation
Contracts	Contracts	Expiration	Contracts	(Depreciation)

258	S&P 400 Mid Futures	12/20/07	$115,235,700	$3,082,182

			$115,235,700	$3,082,182

See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Nationwide NVIT Global Technology and Communications Fund

	Shares	Value
Common Stocks (99.9%)
Aerospace & Defense (0.5%)
Taser International, Inc.*	20,160	$316,311

Biotechnology (2.0%)(a)
FEI Co.*	40,037	1,258,363

Communications Equipment (17.0%)
Cisco Systems, Inc.*	129,142	4,275,892
Corning, Inc.	18,821	463,938
Finisar Corp.*(a)	107,823	301,904
Foundry Networks, Inc.*	65,807	1,169,390
Motorola, Inc.	103,500	1,917,855
Nokia Corp. ADR — FI	25,300	959,629
QUALCOMM, Inc.	14,803	625,575
Sycamore Networks, Inc.*	110,620	450,223
Tellabs, Inc.*	57,400	546,448

		10,710,854

Computers & Peripherals (14.6%)
Apple, Inc.*	16,315	2,505,005
Brocade Communications Systems, Inc.*	39,580	338,805
Gateway, Inc.*	18,300	34,404
Hewlett-Packard Co.	47,696	2,374,784
International Business Machines Corp.	20,322	2,393,932
Network Appliance, Inc.*	23,054	620,383
Research In Motion Ltd.*	3,160	311,418
Seagate Technology	18,349	469,367
Sun Microsystems, Inc.*	25,420	142,606

		9,190,704

Diversified Consumer Services (0.5%)
Global Payments, Inc.	7,184	317,677

Diversified Telecommunication Services (1.8%)
American Tower Corp.*	15,380	669,645
AT&T, Inc.	10,850	459,064

		1,128,709

Electronic Equipment & Instruments (2.3%)
Authentec, Inc.*	31,550	315,500
Bell Microproducts, Inc.*(a)	69,670	433,347
Brightpoint, Inc.*	21,010	315,360
DTS, Inc.*	11,540	350,470

		1,414,677

Energy Company (1.2%)
Suntech Power Holdings Co. Ltd. ADR — CN*	19,630	783,237

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	5,280	491,832

Internet Software & Services (11.7%)
Akamai Technologies, Inc.*	20,990	603,043
eBay, Inc.*	23,497	916,853
Google, Inc., Class A*	5,341	3,029,789
Internap Network Services*(a)	21,141	299,568
Synchronoss Technologies, Inc.*	7,100	298,626
Verisign, Inc.*	9,232	311,488
Vocus, Inc.*	21,547	630,034
Yahoo!, Inc.*	47,840	1,284,025

		7,373,426

IT Services (2.8%)
Cognizant Technology Solutions Corp.*	18,403	1,468,007
Wright Express Corp.*	8,198	299,145

		1,767,152

Life Sciences Tools & Services (0.8%)(a)
Eresearch Technology, Inc.*	41,742	475,441

Semiconductors & Semiconductor Equipment (24.9%)
Advanced Analogic Technologies, Inc.*	56,050	596,372
Amkor Technology, Inc.*	24,170	278,438
Anadigics, Inc.*(a)	21,399	386,894
Analog Devices, Inc.	8,162	295,138
Applied Materials, Inc.	32,144	665,381
Atheros Communications*	21,373	640,549
Broadcom Corp.*	12,640	460,602
Cirrus Logic, Inc.*(a)	61,576	394,086
Intel Corp.	129,167	3,340,259
LSI Logic Corp.*	44,665	331,414
MediaTek, Inc.(b)	42,870	770,763
NVIDIA Corp.*	9,265	335,764
On Semiconductor Corp.*	38,080	478,285
Qimonda AG ADR — DE*(a)	85,988	971,664
RF Micro Devices, Inc.*	72,951	490,960
Silicon Motion Technology Corp. ADR — KY*	61,180	1,377,162
SiRF Technology Holdings, Inc.*(a)	29,770	635,589
Spreadtrum Communication ADR — CN*	45,620	647,804
Tessera Technologies, Inc.*	12,250	459,375
Texas Instruments, Inc.	21,147	773,769
Volterra Semiconductor Corp.*(a)	111,850	1,373,518

		15,703,786

Service Company (0.4%)
Corrections Corp Of America*	10,620	277,925

Software (16.6%)
Autodesk, Inc.*	6,240	311,813
Autonomy Corp. PLC*(b)	27,363	480,432
BEA Systems, Inc.*	22,650	314,156
BMC Software, Inc.*	9,780	305,429
Borland Software Corp.*	101,100	439,785
Cadence Design Systems, Inc.*	12,522	277,863
Demandtec, Inc.*	52,980	723,177
Electronic Arts, Inc.*	7,752	434,034
Lawson Software, Inc.*	46,620	466,666
McAfee, Inc.*	12,153	423,775
Mentor Graphics Corp.*	21,430	323,593
Microsoft Corp.	106,163	3,127,562
Novell, Inc.*	80,390	614,180
Nuance Communications, Inc.*	40,039	773,153
Oracle Corp.*	28,352	613,821
Sybase, Inc.*	300	6,939
Symantec Corp.*	43,232	837,836

		10,474,214

Wireless Telecommunication Services (2.0%)
Crown Castle International Corp.*	16,002	650,161
SBA Communications Corp.*	16,620	586,354

		1,236,515

Total Common Stocks (Cost $59,306,088)		62,920,823

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide NVIT Global Technology and Communications Fund

	Principal
	Amount	Value
Repurchase Agreements (4.2%)
Nomura Securities, 4.99% dated 09/28/07, due 10/01/07, Repurchase price $2,616,795, collateralized by U.S. Government Agency Mortgages with a market value of $2,668,021	$2,615,707	$2,615,707

Securities Held As Collateral For Securities On Loan (8.6%)
Deutsche Bank Securities, Inc., 5.01% dated 09/28/07, due 10/01/07, Repurchase price $5,402,461, collateralized by U.S. Government Agency Mortgages with a market value of $5,508,165	5,400,162	5,400,162

Total Investments (Cost $67,321,957)(c) — 112.7%		70,936,692

Liabilities in excess of other assets — (12.7)%		(7,979,437)

NET ASSETS — 100.0%		$62,957,255

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of September 30, 2007.

(b)	Fair Valued Security.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CN	China

DE	Germany

FI	Finland

KY	Cayman Islands
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Nationwide NVIT Global Health Sciences Fund

	Shares	Value
Common Stocks (97.2%)
Biotechnology (19.3%)
Amgen, Inc.*	14,900	$842,893
Amylin Pharmaceuticals, Inc.*(a)	9,880	494,000
Applera Corp.	20,580	712,891
Array BioPharma, Inc.*(a)	18,420	206,857
Bio-Reference Laboratories, Inc.*(a)	4,620	155,971
Biogen, Inc.*	14,480	960,458
Celera Genomics Group*(a)	22,830	320,990
Celgene Corp.*	16,470	1,174,476
Genentech, Inc.*	18,470	1,441,029
Genzyme Corp.*	6,810	421,948
Gilead Sciences, Inc.*	62,116	2,538,681
Human Genome Sciences, Inc.*	28,300	291,207
ImClone Systems, Inc.*	4,250	175,695
Pharmion Corp.*	26,310	1,213,943

		10,951,039

Chemicals (0.8%)
Sigma-Aldrich Corp.	9,690	472,291

Commercial Services & Supplies (0.9%)
Stericycle, Inc.*	8,620	492,719

Food & Staples Retailing (1.2%)
CVS Caremark Corp.	17,108	677,990

Health Care Equipment & Supplies (18.1%)
Alcon, Inc. — CH	2,180	313,746
Angiodynamics, Inc.*	5,710	107,633
Bard (C.R.), Inc.	2,808	247,638
Baxter International, Inc.	24,720	1,391,242
Beckman Coulter, Inc.	3,420	252,259
Becton, Dickinson & Co.	4,270	350,353
Boston Scientific Corp.*	37,770	526,891
Dentsply International, Inc.	9,040	376,426
Gen-Probe, Inc.*	10,040	668,463
Hologic, Inc.*	7,070	431,270
IDEXX Laboratories, Inc.*	3,320	363,839
Insulet Corp.*(a)	4,080	88,740
Intuitive Surgical, Inc.*	1,370	315,100
Inverness Medical Innovations, Inc.*(a)	7,830	433,156
Masimo Corp.*	22,310	572,475
Medtronic, Inc.	38,110	2,149,785
PerkinElmer, Inc.	19,720	576,021
Stryker Corp.	3,320	228,283
Tomotherapy, Inc.*	7,410	172,134
Xtent, Inc.*(a)	18,880	160,480
Zimmer Holdings, Inc.*	6,760	547,492

		10,273,426

Health Care Providers & Services (12.7%)
Aetna, Inc.	21,690	1,177,116
Cardinal Health, Inc.	4,916	307,397
CIGNA Corp.	10,250	546,222
Coventry Health Care, Inc.*	5,360	333,446
Express Scripts, Inc., Class A*	5,150	287,473
Health Net, Inc.*	4,530	244,847
McKesson Corp.	5,490	322,757
Medco Health Solutions, Inc.*	4,850	438,392
Pediatrix Medical Group, Inc.*	4,570	298,969
Quest Diagnostics, Inc.	8,900	514,153
Skilled Healthcare Group, Inc.*	5,710	89,933
UnitedHealth Group, Inc.	23,020	1,114,859
WellPoint, Inc.*	19,820	1,564,194

		7,239,758

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Health Care Technology (0.3%)(a)
TriZetto Group, Inc. (The)*	10,730	187,882

Life Sciences Tools & Services (5.1%)
Bruker Bioscience Corp.*(a)	32,490	285,912
Charles River Laboratories International, Inc.*	5,100	286,365
Covance, Inc.*	4,769	371,505
Illumina, Inc.*(a)	7,080	367,310
Pharmaceutical Product Development, Inc.(a)	14,390	509,982
Thermo Fisher Scientific, Inc.*	18,340	1,058,585

		2,879,659

Other Financial (0.1%)(a)
Athenahealth, Inc.*	1,780	60,360

Pharmaceuticals (38.7%)
Abbott Laboratories	15,860	850,413
Allergan, Inc.	14,800	954,156
Astellas Pharma, Inc.	8,600	411,042
Bristol-Myers Squibb Co.	73,630	2,122,017
Dyax Corp.*(a)	57,930	208,548
Eli Lilly & Co.	23,800	1,354,934
Endo Pharmaceuticals Holdings, Inc.*	8,580	266,066
Enzon Pharmaceuticals, Inc.*(a)	19,570	172,412
Johnson & Johnson	51,498	3,383,418
Merck & Co., Inc.	83,816	4,332,449
Omrix Biopharmaceuticals, Inc.*	9,600	338,976
Perrigo Co.	17,100	365,085
Pfizer, Inc.	118,032	2,883,522
Schering-Plough Corp.	27,778	878,618
Shire PLC	14,320	350,963
Shire PLC ADR — GB	2,090	154,618
Teva Pharmaceutical Industries Ltd. ADR	14,050	624,803
Valeant Pharmaceuticals International*	18,810	291,179
Viropharma, Inc.*(a)	29,410	261,749
Watson Pharmaceutical, Inc.*	5,320	172,368
Wyeth	36,765	1,637,881

		22,015,217

Total Common Stocks (Cost $50,261,074)		55,250,341

Repurchase Agreements (2.0%)
Nomura Securities, 4.99%, dated 09/28/07, due 10/01/07, repurchase price $1,145,160 collateralized by U.S. Government Agency Mortgages with a market value of $1,167,578	$1,144,684	1,144,684

Securities Held As Collateral For Securities On Loan (5.9%)
Deutsche Bank Securities, Inc., 5.10% dated 09/28/07, due 10/01/07, Repurchase price $3,338,456, collateralized by U.S. Government Agency Mortgages with a market value of $3,403,779	3,337,038	3,337,038

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Nationwide NVIT Global Health Sciences Fund

	Shares or
	Principal
	Amount	Value
Total Investments (Cost $54,742,795) (b) — 105.1%		59,732,063

Liabilities in excess of other assets — (5.1)%		(2,884,611)

NET ASSETS — 100.0%		$56,847,452

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of September 30, 2007.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CH	Switzerland

GB	United Kingdom
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
NVIT Nationwide Leaders Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (94.2%)
Beverages (2.2%)
Constellation Brands, Inc.*	26,500	$641,565

Commercial Bank (6.0%)
Commerce Bancorp, Inc.	45,100	1,748,978

Communications Equipment (5.8%)
Cisco Systems, Inc.*	24,100	797,951
Nokia Corp. ADR — FI	24,000	910,320

		1,708,271

Computers & Peripherals (4.1%)
Research In Motion Ltd.*	12,000	1,182,600

Containers & Packaging (2.1%)
Pactiv Corp.*	20,900	598,994

Diversified Financial Services (4.8%)
Bank of America Corp.	27,600	1,387,452

Diversified Telecommunication Services (3.4%)
AT&T, Inc.	23,600	998,516

Electric Utility (4.3%)
Southern Co.	35,000	1,269,800

Food Products (4.8%)
Unilever PLC ADR — GB	44,600	1,412,482

Hotels, Restaurants & Leisure (2.7%)
McDonald’s Corp.	14,700	800,709

Household Products (9.4%)
Colgate-Palmolive Co.	18,500	1,319,420
Procter & Gamble Co. (The)	20,300	1,427,902

		2,747,322

Internet Software & Services (4.9%)
eBay, Inc.*	36,500	1,424,230

Manufacturing (6.1%)
3M Co.	10,800	1,010,664
Illinois Tool Works, Inc.	12,800	763,392

		1,774,056

Media (3.9%)
Omnicom Group, Inc.	23,900	1,149,351

Metals & Mining (2.0%)
Nucor Corp.	10,000	594,700

Multi-Utility (4.8%)
Sempra Energy	23,900	1,389,068

Multiline Retail (4.3%)
Macy’s, Inc.	39,300	1,270,176

Oil, Gas & Consumable Fuels (4.0%)
Occidental Petroleum Corp.	18,300	1,172,664

Pharmaceutical (5.8%)
Wyeth	38,140	1,699,137

Software (4.9%)
Microsoft Corp.	48,600	1,431,756

Wireless Telecommunication Services (3.9%)
Vodafone Group PLC ADR — GB	31,000	1,125,300

Total Common Stocks (Cost $27,245,484)		27,527,127

	Principal
	Amount	Value
Repurchase Agreements (5.1%)
Nomura Securities, 4.99% dated 09/28/07, due 10/01/07, repurchase price $1,502,543, collateralized by U.S. Government Agency Mortgages with a market value of $1,531,957	$1,501,919	$1,501,919

Total Investments (Cost $28,747,403) (a) — 99.3%		29,029,046

Other assets in excess of liabilities — 0.7%		208,951

NET ASSETS — 100.0%		$29,237,997

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

FI	Finland

GB	United Kingdom
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Gartmore NVIT Emerging Markets Fund

	Shares	Value
Common Stocks (91.6%)
Brazil (15.4%)
Commercial Banks— 2.1%
Banco Bradesco SA, Preferred Shares	176,918	5,184,895
Unibanco GDR	36,100	4,748,955

		9,933,850

Consumer Finance— 0.7%
Redecard SA*	177,900	3,302,609

Diversified Telecommunication Services— 1.2%
Brasil Telecom Participacoes SA	75,800	5,656,196

Insurance— 0.9%
Porto Seguro SA	114,200	4,388,472

Metals & Mining— 3.5%
Companhia Vale do Rio Doce, Preferred Shares, Class A	571,793	16,339,172

Multiline Retail— 2.4%
Lojas Renner SA	556,900	11,131,920

Oil, Gas & Consumable Fuels— 2.6%
Petroleo Brasileiro SA ADR	22,500	1,698,750
Petroleo Brasileiro SA ADR—PFD	165,938	10,736,189

		12,434,939

Paper & Forest Products— 0.8%
Aracruz Celulose SA ADR	52,650	3,874,513

Transportation Infrastructure— 1.2%
Companhia de Consessoes Rodoviarias	271,739	5,443,680

		72,505,351

China (10.3%)
Commercial Bank— 1.5%(a) (b)
China Construction Bank, Class H	7,587,000	6,899,872

Construction Materials— 2.0%(b)
Anhui Conch Cement Co. Ltd.	1,100,000	9,487,624

Insurance— 1.8%(b)
Ping An Insurance (Group) Co. of China Ltd.	622,000	8,585,362

Media— 0.8%
Focus Media Holding Ltd. ADR*	66,100	3,835,122

Oil, Gas & Consumable Fuels— 4.2%(b)
China Shenhua Energy Co.	1,573,500	9,424,196
PetroChina Co. Ltd.	5,450,000	10,123,697

		19,547,893

		48,355,873

Czech Republic (1.6%)(b)
Electric Utility— 1.6%
CEZ AS	120,100	7,365,462

Hong Kong (9.5%)(b)
Chemicals— 0.7%(a)
Sinofert Holdings Ltd.	4,440,000	3,480,229

Multi-Utility— 1.7%
China Resources Power Holdings Co. Ltd.	2,555,800	7,913,992

Oil, Gas & Consumable Fuels— 0.7%
Cnooc Ltd.	1,931,000	3,219,987

Real Estate Management & Development— 1.5%
Shimao Property Holdings Ltd.	2,392,200	7,263,417

Transportation— 2.2%
Pacific Basin Shipping Ltd.	4,937,000	10,316,964

Wireless Telecommunication Services— 2.7%
China Mobile Ltd.	770,300	12,640,592

		44,835,181

Hungary (0.9%)(b)
Oil, Gas & Consumable Fuels— 0.9%
MOL Magyar Olaj-es Gazipari	26,700	4,329,577

India (1.1%)
Electric Power— 0.3%
Tata Powers Co.	67,347	1,443,920

IT Services— 0.8%
Satyam Computer Services Ltd. ADR	142,140	3,680,004

		5,123,924

Indonesia (1.7%)(b)
Automobiles— 0.8%
PT Astra International, Inc.	1,791,000	3,767,829

Diversified Telecommunication Services— 0.9%
PT Telekomunikasi Indonesia	3,348,178	4,051,187

		7,819,016

Israel (1.2%)
Chemicals— 0.3%(b)
Isr Makhteshim Agan Industries*	169,300	1,521,171

Pharmaceutical— 0.9%
Teva Pharmaceutical Industries Ltd. ADR	93,500	4,157,945

		5,679,116

Kazakhstan (0.7%)(b)
Oil, Gas & Consumable Fuels— 0.7%
Kazmunaigas Exploration Production GDR	144,200	3,446,188

Luxembourg (1.0%)
Metals & Mining— 1.0%
Tenaris SA ADR	88,200	$4,641,084

Malaysia (2.9%)(b)
Commercial Bank— 0.9%
Bumiputra Commerce Holdings Berhad	1,393,200	4,369,996

Food Products— 1.2%
IOI Corp. Berhad	3,076,740	5,463,192

Hotels, Restaurants & Leisure— 0.8%
Genting Berhard	1,572,700	3,712,924

		13,546,112

Mexico (4.9%)
Commercial Bank— 0.9%
Grupo Financiero Banorte SA de CV	1,124,919	4,454,412

Food & Staples Retailing— 0.4%
Wal-Mart de Mexico SA de CV	483,307	1,772,347

Industrial Conglomerate— 0.4%(a)
Grupo Carso SA de CV	497,676	1,897,859

Metals & Mining— 0.9%
Grupo Mexico SAB DE CV-SER B	123,700	888,015
Industrias CH SA*(a)	832,500	3,225,700

		4,113,715

Wireless Telecommunication Services— 2.3%
America Movil SA de CV ADR	166,951	10,684,864

		22,923,197

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Gartmore NVIT Emerging Markets Fund

	Shares	Value
Common Stocks (continued)
Morocco (0.2%)
Real Estate Management & Development— 0.2%
Compagnie Generale Immobiliere*	3,289	$1,006,756

Poland (0.7%)(b)
Commercial Bank— 0.7%
Bank Zachodni WBK SA	35,317	3,369,973

Republic of Korea (14.0%)
Airline— 0.3%(b)
Korean Air Lines Co. Ltd.	23,010	1,551,146

Building Products— 0.4%(b)
KCC Corp.	3,137	1,910,881

Chemicals— 0.9%(b)
LG Chem Ltd.	42,456	4,447,016

Commercial Banks— 1.7%(b)
Industrial Bank of Korea	290,100	6,244,277
Korea Exchange Bank	113,090	1,828,539

		8,072,816

Construction & Engineering— 3.6%
Hanjin Heavy Industries & Construction*	61,663	5,492,987
Hyundai Development Co.(b)	67,600	6,289,398
Hyundai Heavy Industries(b)	11,441	5,264,329

		17,046,714

Diversified Financial Services— 0.7%(b)
Shinhan Financial Group Ltd.	50,900	3,297,518

Insurance— 1.0%(b)
Samsung Fire & Marine Insurance Co. Ltd.	20,724	4,449,977

Metals & Mining— 2.7%(b)
Korea Zinc Co. Ltd.	15,687	2,947,554
POSCO	13,738	9,944,643

		12,892,197

Multiline Retail— 0.7%
Lotte Shopping Co. Ltd. GDR	157,586	3,318,761

Semiconductors & Semiconductor Equipment— 2.0%
Samsung Electrical Co. Ltd.(b)	8,556	5,355,578
Samsung Electronics Co. Ltd. GDR	16,897	3,924,328

		9,279,906

		66,266,932

Russian Federation (8.7%)
Automobiles— 1.0%(b)
JSC Severstal-Avto	93,206	4,450,587

Commercial Bank— 1.9%(b)
Sberbank RF	2,189,800	9,124,680

Metals & Mining— 1.3%
Chelyabinsk Zink Plant*	4,600	623,300
Norilsk Nickel ADR	20,650	5,616,800

		6,240,100

Oil, Gas & Consumable Fuels— 3.1%
Gazprom ADR	227,249	10,021,681
Surgutneftegaz ADR	70,660	4,797,814

		14,819,495

Wireless Telecommunication Services— 1.4%
Mobile Telesystems ADR	94,201	6,529,071

		41,163,933

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
South Africa (4.2%)(b)
Commercial Bank— 0.8%(a)
ABSA Group Ltd.	215,265	3,912,717

Food & Staples Retailing— 0.4%
Massmart Holdings Ltd.	158,800	1,924,399

Industrial Conglomerate— 0.9%
Barloworld Ltd.	225,232	4,244,332

Metals & Mining— 0.9%
Anglo Platinum Ltd.	28,344	4,296,743

Specialty Retail— 0.0%
Truworths International Ltd.	39,044	179,612

Wireless Telecommunication Services— 1.2%
MTN Group Ltd.	354,976	5,389,571

		19,947,374

Taiwan (9.6%)
Construction Materials— 1.3%(b)
Taiwan Cement Corp.	3,555,199	5,841,276

Electronic Equipment & Instruments— 3.0%(b)
Delta Electronics, Inc.	210	810
Hannstar Display Corp.*	17,099,000	4,927,251
Hon Hai Precision Industry Co. Ltd.	1,240,080	9,342,197

		14,270,258

Insurance— 0.8%(b)
Shin Kong Financial Holding Co. Ltd.	4,121,655	3,824,422

Semiconductors & Semiconductor Equipment— 3.7%
Advanced Semiconductor Engineering, Inc.(b)	4,076,070	4,455,995
MediaTek, Inc.(b)	251,150	4,515,444
Taiwan Semiconductor Manufacturing Co. Ltd.(b)	3,194,112	6,157,994
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	212,911	2,154,661

		17,284,094

Textiles, Apparel & Luxury Goods— 0.8%(b)
Formosa Taffeta Co. Ltd.	3,418,000	3,882,022

		45,102,072

Thailand (1.4%)
Metals & Mining— 1.4%
Banpu Public Co. Ltd.	636,967	6,458,595

Turkey (1.6%)(b)
Commercial Bank— 1.1%
Turkiye Vakiflar Bankasi	1,600,409	5,460,532

Wireless Telecommunication Services— 0.5%
Turkcell Iletisim Hizmetleri A.S	264,128	2,256,857

		7,717,389

Total Common Stocks (Cost $281,548,855)		431,603,105

Participation Notes (5.4%)
India (5.4%)
Chemicals— 1.8%
Reliance Industries Ltd., 11.00%, 03/09/09	$145,403	8,386,845
		8,386,845
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Gartmore NVIT Emerging Markets Fund

	Principal
	Amount	Value
Participation Notes (continued)
India (continued)
Construction & Engineering—0.7%
Unitech Ltd., 1.00%, 07/08/10	$391,518	$3,022,519

		3,022,519

Diversified Consumer Services—0.9%
Max India Ltd. 0.00%, 07/12/10	423,154	2,564,313
Reliance Capital Ltd. 0.00%, 03/09/09	45,511	1,809,062

		4,373,375

Wireless Telecommunication Services—2.0%
Bharti Tele-Ventures Ltd. 0.00%, 01/24/17	407,684	9,617,266

Total Participation Notes (Cost $17,844,821)		25,400,005

Repurchase Agreements (2.4%)
Nomura Securities, 4.99%, dated 09/28/07, due 10/01/07, repurchase price $11,486,635 collateralized by U.S. Government Agency Mortgages with a market value of $11,714,744	11,485,043	11,485,043

Securities Held As Collateral For Securities On Loan (1.2%)
Deutsche Bank Securities, Inc., 5.10% dated 09/28/07, due 10/01/07, Repurchase price $5,637,096, collateralized by U.S. Government Agency Mortgages with a market value of $5,747,395	5,634,701	5,634,701

Total Investments (Cost $316,513,420)(c)—100.6%		474,122,854

Liabilities in excess of other assets —(0.6)%		(2,750,301)

NET ASSETS— 100.0%		$471,372,553

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of September 30, 2007.

(b)	Fair Valued Security.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

GDR	Global Depository Receipt

SER	Series

PFD	Preferred Shares
At September 30, 2007, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)

Short Contract:
Hong Kong Dollar	10/03/07	(19,915,356)	$(2,565,817)	$(2,562,044)	$3,773
South African Rand	10/02/07	(1,467,509)	(210,116)	(213,322)	(3,206)
South African Rand	10/03/07	(1,070,252)	(154,807)	(155,509)	(702)
South African Rand	10/04/07	(5,848,010)	(848,169)	(849,602)	(1,434)

Total Short Contracts			$(3,778,908)	$(3,780,478)	$(1,569)

Long Contracts:
Turkish Lira	10/01/07	703,583	$582,099	$584,614	$2,515

Total Long Contracts			$582,099	$584,614	$2,515

See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Gartmore NVIT International Growth Fund

	Shares	Value
Common Stocks (98.0%)
Australia (3.5%)(a)
Biotechnology— 1.8%
CSL Ltd.	23,680	$2,246,188

IT Services— 1.7%
Computershare Ltd.	244,700	2,013,484

		4,259,672

Austria (1.5%)(a)
Oil, Gas & Consumable Fuels— 1.5%
OMV AG	27,300	1,825,384

Brazil (4.0%)
Metals & Mining— 2.6%
Cia Vale Do Rio ADR	110,380	3,140,311

Oil, Gas & Consumable Fuels— 1.4%
Petroleo Brasileiro SA ADR	26,600	1,721,020

		4,861,331

Canada (1.7%)
Metals & Mining— 1.7%
Hudbay Minerals, Inc.	77,900	2,017,221

Cayman Islands (1.9%)
Energy Equipment & Services— 1.0%
Noble Corp.	24,600	1,206,630

Oil, Gas & Consumable Fuels— 0.9%
Global Santa Fe Corp.	14,600	1,109,892

		2,316,522

China (1.1%)(a)
Construction & Engineering— 1.1%
China Communications Construction Co. Ltd.	589,000	1,397,414

Finland (2.8%)(a)
Communications Equipment— 2.8%
Nokia OYJ	88,500	3,357,657

France (10.0%)(a)
Auto Components— 1.8%
Compagnie Generale des Etablissements Michelin	16,500	2,224,620

Chemicals— 0.0%
Rhodia SA (Euronext)*	1	30

Commercial Bank— 1.5%
Societe Generale	11,300	1,901,141

Diversified Telecommunication Services— 1.5%
France Telecom SA	53,800	1,795,635

Electrical Equipment— 1.5%
Alstom RGPT	9,110	1,849,308

Oil, Gas & Consumable Fuels— 2.2%
Total SA	32,500	2,633,308

Textiles, Apparel & Luxury Goods— 1.5%
LVMH Moet Hennessy Louis Vuitton SA	15,093	1,806,558

		12,210,600

Germany (9.0%)(a)
Auto Components— 1.3%
Continental AG	11,200	1,552,814

Automobiles— 4.6%
Daimler Chrysler AG	25,900	2,597,209
Volkswagen AG	13,170	2,974,571

		5,571,780

Machinery— 2.0%
MAN AG	17,100	2,490,958

Pharmaceutical— 1.1%
Merck KGAA	10,865	1,324,330

		10,939,882

Hong Kong (6.6%)
Machinery— 1.0%(a)
China Infrastructure Machinery	540,000	1,247,244

Real Estate Management & Development— 1.8%(a)
New World Development Co. Ltd.	810,000	2,230,860

Transportation— 1.7%(a)
Pacific Basin Shipping Ltd.	970,000	2,027,032

Wireless Telecommunication Services— 2.1%
China Mobile Ltd. ADR	30,800	2,526,832

		8,031,968

Italy (3.5%)(a)
Automobiles— 1.9%
Fiat SpA	75,400	2,277,434

Commercial Bank— 1.6%
UniCredito Italiano SpA	236,950	2,028,273

		4,305,707

Japan (12.9%)(a)
Automobiles— 2.9%
Suzuki Motor Corp.	50,700	1,494,144
Toyota Motor Corp.	34,100	1,995,191

		3,489,335

Machinery— 2.2%
Komatsu Ltd.	79,100	2,637,223

Real Estate Management & Development— 1.7%
Mitsui Fudosan Co. Ltd.	77,000	2,126,332

Road & Rail— 1.6%
East Japan Railway Co.	251	1,979,070

Software— 2.5%
Nintendo Co. Ltd.	5,800	2,994,956

Tobacco— 2.0%
Japan Tobacco, Inc.	445	2,440,815

		15,667,731

Luxembourg (2.4%)(a)
Metals & Mining— 2.4%
ArcelorMittal	37,300	2,931,744

Mexico (2.8%)
Commercial Bank— 1.4%
Grupo Financiero Banorte SA de CV	442,600	1,752,591

Wireless Telecommunication Services— 1.4%
America Movil SA de CV ADR	26,500	1,696,000

		3,448,591

Netherlands (1.7%)(a)
Household Durables— 1.7%
Koninklijke Philips Electronics NV	47,300	2,128,254

Republic of Korea (2.1%)
Metals & Mining— 2.1%
Posco ADR	14,000	2,502,780

Singapore (0.9%)(a)
Airline— 0.9%
Singapore Airlines Ltd.	86,800	1,084,940

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Gartmore NVIT International Growth Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Spain (1.3%)(a)
Diversified Telecommunication Services— 1.3%
Telefonica SA	58,400	$1,631,423

Sweden (2.9%)(a)
Commercial Bank— 1.6%
Skandinaviska Enskilda Banken AB	58,900	1,913,938

Machinery— 1.3%
Atlas Copco AB, B Shares	93,700	1,614,825

		3,528,763

Switzerland (9.2%)(a)
Capital Markets— 3.0%
Credit Suisse Group	27,510	1,828,817
Julius Baer Holding Ltd.	24,900	1,859,306

		3,688,123

Construction Materials— 1.3%
Holcim Ltd.	14,000	1,544,533

Electrical Equipment— 1.7%
ABB Ltd.	79,800	2,093,812

Food Products— 1.4%
Nestle SA	3,700	1,659,031

Insurance— 1.8%
Zurich Financial Services AG	7,200	2,158,841

		11,144,340

United Kingdom (15.1%)(a)
Aerospace & Defense— 1.1%
Rolls-Royce Group PLC	120,468	1,285,886

Airline— 1.2%
British Airways PLC*	189,530	1,482,300

Metals & Mining— 5.6%
BHP Billiton PLC	78,400	2,804,411
Rio Tinto PLC	27,900	2,401,015
Xstrata PLC	24,500	1,626,859

		6,832,285

Oil, Gas & Consumable Fuels— 4.2%
BG Group PLC	136,000	2,349,330
Royal Dutch Shell PLC, A Shares	67,600	2,784,738

		5,134,068

Tobacco— 1.5%
Imperial Tobacco Group PLC	41,100	1,878,993

Water Utility— 1.5%
Pennon Group PLC	145,517	1,806,935

		18,420,467

United States (1.1%)
Chemicals— 1.1%
Mosaic Co. (The)*	25,100	1,343,352

Total Common Stocks (Cost $93,133,068)		119,355,743

Participation Note (1.0%)
India (1.0%)
Bharti Tele-Ventures Ltd.*	$52,600	1,240,834

	Principal
	Amount	Value
Repurchase Agreements (1.9%)
Nomura Securities, 4.99% dated 09/28/07, due 10/01/07, repurchase price $2,238,969, collateralized by U.S. Government Agency Mortgages with a market value of $2,282,799	$2,238,038	$2,238,038

Total Investments (Cost $96,648,692)(b) — 100.9%		122,834,615

Liabilities in excess of other assets — (0.9)%		(1,058,403)

NET ASSETS — 100.0%		$121,776,212

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt
At September 30, 2007, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Euro	05/08/08	1,602,322	$2,170,665	$2,290,054	$119,389

Total Long Contracts			$2,170,665	$2,290,054	$119,389

See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
NVIT International Value Fund

	Shares	Value
Common Stocks (94.4%)
Australia (3.5%)(a)
Commercial Bank— 0.9%(b)
National Australia Bank Ltd.	115,313	$4,049,539

Containers & Packaging— 0.9%
AmCor Ltd.	659,895	4,309,928

Diversified Financial Services— 0.7%(b)
SunCorp-Metway Ltd.	178,285	3,200,302

Diversified Telecommunication Services— 0.2%
Telstra Corp, Ltd.	293,942	1,133,111

Hotels, Restaurants & Leisure— 0.6%(b)
Tabcorp Holdings Ltd.	228,575	3,066,367

Insurance— 0.2%(b)
Insurance Australia Group Ltd.	233,409	1,083,635

		16,842,882

Belgium (0.6%)(a)
Diversified Financial Services— 0.6%
Fortis NV	98,390	2,900,316

Brazil (1.0%)
Oil, Gas & Consumable Fuels— 0.5%
Petroleo Brasileiro SA ADR	30,120	2,274,060

Telephones— 0.5%
Tele Norte Leste Participacoes SA	116,870	2,624,900

		4,898,960

Finland (1.0%)(a)
Paper & Forest Products— 1.0%
UPM-Kymmene OYJ	189,939	4,583,868

France (9.4%)
Automobiles— 0.3%(a) (b)
Peugeot SA	20,250	1,674,162

Commercial Banks— 1.9%(a) (b)
BNP Paribas	30,070	3,290,393
Credit Agricole SA	155,970	5,969,040

		9,259,433

Construction Materials— 0.4%(a)
Lafarge SA	11,330	1,755,780

Diversified Telecommunication Services— 0.8%(a)
France Telecom SA	123,120	4,109,268

Household Durables— 0.5%(a)
Thomson	168,610	2,571,403

Media— 0.6%(a) (b)
Lagardere SA	32,560	2,773,070

Oil, Gas & Consumable Fuels— 2.3%
Total SA(a)	119,510	9,683,280
Total SA ADR	15,392	1,247,214

		10,930,494

Pharmaceutical— 2.6%(a) (b)
Sanofi-Aventis	146,090	12,379,564

		45,453,174

Germany (10.7%)(a)
Air Freight & Logistics— 1.6%
Deutsche Post AG	261,210	7,576,598

Automobiles— 0.7%
Bayerische Motoren Werke AG	54,140	3,494,650

Diversified Telecommunication Services— 1.1%
Deutsche Telekom AG	277,860	5,455,359

Electric Utility— 0.7%
E. On AG	17,397	3,205,820

Household Products— 0.9%(b)
Henkel KGaA	89,150	4,574,297

Industrial Conglomerate— 1.2%
Siemens AG	41,900	5,736,047

Insurance— 2.1%
Allianz AG	17,140	3,992,042
Hannover Rueckversicherung AG(b)	15,880	804,110
Muenchener Rueckversicherungs AG	28,000	5,359,586

		10,155,738

Machinery— 0.6%
Heidelberger Druckmaschinen	65,170	2,853,381

Multi-Utility— 1.0%
RWE AG	36,490	4,575,934

Textiles, Apparel & Luxury Goods— 0.8%(b)
Adidas AG	59,890	3,925,963

		51,553,787

Greece (1.1%)(a)
Electric Utility— 1.1%
Public Power Corp.	137,940	5,461,148

Hong Kong (2.2%)(a)
Commercial Bank— 0.8%
BOC Hong Kong Holdings Ltd.	1,477,400	3,735,936

Electric Utility— 0.2%
Hong Kong Electric Holdings	202,500	1,051,314

Electrical Equipment— 0.3%(b)
Johnson Electric Holdings Ltd.	2,419,000	1,260,887

Industrial Conglomerate— 0.9%
Hutchison Whampoa Ltd.	411,600	4,396,285

		10,444,422

Ireland (0.3%)(a)
Commercial Bank— 0.3%
Bank of Ireland	78,255	1,458,532

Israel (0.3%)
Pharmaceutical— 0.3%
Teva Pharmaceutical Industries Ltd. ADR	31,630	1,406,586

Italy (5.3%)
Commercial Banks— 1.5%
Banco Popolare Scarl*	123,460	2,765,422
UniCredito Italiano SpA(a)	494,520	4,233,053

		6,998,475

Diversified Telecommunication Services— 1.0%(a)
Telecom Italia SpA	1,606,000	4,860,950

Insurance— 0.6%(a) (b)
Unipol SpA	921,391	3,125,729

Media— 0.9%(a) (b)
Mediaset SpA	430,190	4,437,934

Oil, Gas & Consumable Fuels— 1.3%(a) (b)
Eni SpA	108,730	4,014,738
Saras SpA	340,790	2,077,955

		6,092,693

		25,515,781

Japan (21.3%)(a)
Auto Components— 1.0%(b)
NGK Spark Plug Co. Ltd.	127,000	1,963,581
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT International Value Fund

	Shares	Value
Common Stocks (continued)
Japan(a) (continued)
NOK Corp.	139,900	$2,986,177

		4,949,758

Automobiles— 1.5%
Nissan Motor Co. Ltd.	495,700	4,946,347
Toyota Motor Corp.(b)	35,500	2,077,105

		7,023,452

Building Products— 0.6%(b)
JS Group Corp.	153,300	2,662,748

Capital Markets— 1.2%
Nomura Holdings, Inc.	334,900	5,572,157

Chemicals— 0.6%
Sumitomo Chemical Co. Ltd.	55,600	474,817
Teijin Ltd.	491,200	2,391,585

		2,866,402

Commercial Banks— 3.5%
77 Bank Ltd. (The)	251,500	1,687,782
Mitsubishi UFJ Financial Group, Inc.	798	7,084,049
Mitsui Trust Holdings, Inc.	181,400	1,407,644
Sumitomo Mitsui Financial Group, Inc.	882	6,843,631

		17,023,106

Construction & Engineering— 0.3%
Chiyoda Corp.	75,400	1,351,608

Consumer Finance— 0.6%(b)
Credit Saison Co. Ltd.	65,400	1,680,134
Shohkoh Fund & Co. Ltd.	6,816	951,681

		2,631,815

Food & Staples Retailing— 2.6%
AEON Mall Co. Ltd.	390,800	5,502,177
Lawson, Inc.(b)	3,900	123,070
Matsumotokiyoshi Co. Ltd.(b)	92,437	1,724,805
Seven & I Holdings Co. Ltd.	206,000	5,279,468

		12,629,520

Household Durables— 1.6%
Funai Electric Co. Ltd.(b)	6,000	260,329
Sekisui Chemical Co. Ltd.(b)	391,000	2,859,061
Sekisui House Ltd.	354,700	4,456,702

		7,576,092

Machinery— 1.4%
Kubota Corp.(b)	520,500	4,252,097
THK Co. Ltd.	117,500	2,469,983

		6,722,080

Media— 0.5%
Dentsu, Inc.	923	2,613,931

Office Electronics— 0.9%
Canon, Inc.	55,208	2,996,275
Ricoh Co. Ltd.	72,900	1,534,453

		4,530,728

Paper & Forest Products— 0.5%(b)
Nippon Paper Group, Inc.	791	2,442,668

Pharmaceuticals— 1.2%
Astellas Pharma, Inc.	34,000	1,625,049
Takeda Pharmaceutical Co. Ltd.	58,900	4,131,252

		5,756,301

Road & Rail— 1.8%
Central Japan Railway Co.	437	4,633,291
Nippon Express Co. Ltd.(b)	827,600	4,098,268

		8,731,559

Semiconductors & Semiconductor Equipment— 1.1%
Rohm Co. Ltd.	43,200	3,809,108
Tokyo Electron Ltd.	26,800	1,690,629

		5,499,737

Trading Companies & Distributors— 0.4%
Mitsubishi Corp.	61,400	1,934,046

		102,517,708

Malaysia (0.5%)(a)
Commercial Bank— 0.5%
Malayan Banking Berhad	746,200	2,408,119

Mexico (0.4%)
Beverages— 0.4%
Coca-Cola Femsa SA de CV ADR	39,530	1,696,232

Netherlands (1.2%)(a)
Household Durables— 0.4%
Koninklijke Philips Electronics NV	42,510	1,912,729

Insurance— 0.8%
Aegon NV	190,526	3,642,994

		5,555,723

Republic of Korea (2.4%)
Automobiles— 0.4%(a)
Hyundai Motor Co. Ltd.	24,380	1,964,352

Diversified Telecommunication Services— 1.0%
KT Corp. Sponsored ADR	98,810	2,475,190
SK Telecom Co. Ltd. ADR	81,790	2,429,163

		4,904,353

Electric Utility— 0.4%
Korea Electric Power Corp. ADR	81,780	1,893,207

Semiconductors & Semiconductor Equipment— 0.6%(a)
Samsung Electrical Co. Ltd.	4,654	2,913,144

		11,675,056

Singapore (1.0%)(a)
Commercial Bank— 1.0%
DBS Group Holdings Ltd.	341,140	4,944,419

South Africa (0.4%)(a)
Commercial Bank— 0.4%
Nedcor Ltd.	109,207	1,985,629

Spain (1.0%)(a)
Commercial Bank— 0.4%
Banco Santander Central Hispano SA	90,452	1,761,443

Oil, Gas & Consumable Fuels— 0.6%(b)
Repsol YPF SA	83,140	2,958,155

		4,719,598

Sweden (1.2%)
Communications Equipment— 0.9%
Telefonakitiebolaget LM Ericsson, B Shares(a)	1,028,500	4,095,813
Telefonaktiebolaget LM Ericsson ADR	10,790	429,442

		4,525,255

Paper & Forest Products— 0.3%(a) (b)
Svenska Cellusoa AB, B Shares	72,350	1,346,303

		5,871,558
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT International Value Fund

	Shares	Value
Common Stocks (continued)
Switzerland (7.3%)(a)
Capital Markets— 1.1%
UBS AG	100,180	$5,383,594

Chemicals— 1.3%
Ciba Specialty Chemicals AG	95,148	4,846,945
Clariant AG	95,210	1,166,658

		6,013,603

Food Products— 1.9%
Nestle SA	19,863	8,906,308

Insurance— 0.6%(b)
Swiss Reinsurance	33,087	2,943,021

Pharmaceutical— 2.4%
Novartis AG	211,570	11,641,667

		34,888,193

Taiwan (1.1%)
Computers & Peripherals— 0.5%(a)
Compal Electronics, Inc.	2,399,940	2,719,013

Semiconductors & Semiconductor Equipment— 0.6%
United MicroElectrical Components & Equipment Corp. ADR — TW	786,371	2,823,072

		5,542,085

United Kingdom (21.2%)(a)
Commercial Banks— 3.7%
HBOS PLC	172,174	3,221,647
HSBC Holdings PLC	354,559	6,547,143
Royal Bank of Scotland Group PLC	764,418	8,247,091

		18,015,881

Commercial Services & Supplies— 0.7%
Rentokil Initial PLC	982,100	3,350,536

Containers & Packaging— 0.4%
Rexam PLC	159,825	1,795,186

Electric Power— 0.7%
British Energy PLC	293,645	3,189,848

Food & Staples Retailing— 0.6%
Tesco PLC	320,048	2,868,427

Food Products— 2.2%
Unilever PLC	328,229	10,389,805

Industrial Conglomerate— 0.1%
Smiths Group PLC	20,920	457,489

Insurance— 1.6%
Friends Provident PLC	808,512	2,836,974
Old Mutual PLC	1,476,410	4,826,934

		7,663,908

Media— 1.5%
Reed Elsevier PLC	274,968	3,475,728
Trinity Mirror PLC	190,960	1,606,208
WPP Group PLC	162,830	2,196,784

		7,278,720

Metals & Mining— 1.2%
Anglo American PLC	85,930	5,755,704

Multi-Utility— 0.5%
Centrica PLC	289,820	2,252,090

Multiline Retail— 0.4%
Debenhams PLC	988,080	1,903,420

Oil, Gas & Consumable Fuels— 4.2%
BP PLC	1,023,209	11,834,583
Royal Dutch Shell PLC	46,706	1,920,092

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
United Kingdom(a) (continued)
Royal Dutch Shell PLC, A Shares(b)	160,058	6,593,484

		20,348,159

Pharmaceutical— 1.7%
GlaxoSmithKline PLC	310,561	8,236,180

Wireless Telecommunication Services— 1.7%
Vodafone Group PLC	2,323,323	8,373,512

		101,878,865

Total Common Stocks (Cost $423,415,545)		454,202,641

Repurchase Agreements (4.2%)
Nomura Securities, 4.99%, dated 09/28/07, due 10/01/07, repurchase price $20,046,153, collateralized by various U.S. Government Agency Mortgages with a market value of $20,438,577	$20,037,820	20,037,820

Rights (0.1%)
Belgium (0.1%)
Fortis	98,390	523,262

Securities Held As Collateral For Securities On Loan (13.0%)
Deutsche Bank Securities, Inc. Repurchase Agreement, 5.10%, dated 09/28/07, due 10/01/07, repurchase price $65,682,356, collateralized by U.S. Government Agency mortgages with a market value of $66,967,542	62,705,562	62,705,562

Total Investments (Cost $506,597,937) (c) — 111.7%		537,469,285

Liabilities in excess of other assets — (11.7)%		(56,442,516)

NET ASSETS — 100.0%		$481,026,769

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	All or a part of the security was on loan as of September 30, 2007.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

TW	Taiwan

		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)
Short Contracts:
British Pound	10/01/07	(20,029)	(40,541)	(40,975)	(434)
British Pound	10/02/07	(435,385)	(886,662)	(890,704)	(4,042)
Euro	10/01/07	(301,150)	(426,428)	(429,380)	(2,952)
Japanese Yen	10/01/07	(114,184,276)	(988,694)	(994,204)	(5,510)
Japanese Yen	10/02/07	(34,370,072)	(299,130)	(299,261)	(131)

Total Short Contracts			$(2,641,455)	$(2,654,524)	$(13,069)

		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)
Long Contracts:
Euro	10/02/07	267,000	379,727	380,689	962
Singapore Dollar	10/02/07	146,747	98,939	98,820	(119)

Total Long Contracts			$478,666	$479,509	$843

See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Nationwide NVIT Investor Destinations Aggressive Fund

	Shares	Value
Mutual Funds (100.0%)(a)
Equity Funds (95.0%)
Nationwide International Index Fund, Institutional Class	18,186,983	$220,062,490
NVIT Mid Cap Index Fund, ID Class	6,095,366	120,261,574
NVIT S&P 500 Index Fund, ID Class	30,297,667	321,761,228
NVIT Small Cap Index Fund, ID Class	8,164,134	80,008,512
NVIT International Index Fund, ID Class	1,911,089	22,913,952

		765,007,756

Fixed Income Fund (5.0%)
Nationwide NVIT Bond Index Fund, ID Class	4,017,079	40,371,642

Total Investments (Cost $728,457,803)(b) — 100.0%		805,379,398
Liabilities in excess of other assets — 0.0%		(273,688)

NET ASSETS — 100.0%		$805,105,710

(a)	Investment in affiliate

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Nationwide NVIT Investor Destinations Moderately Aggressive Fund

	Shares	Value
Mutual Funds (97.1%)(a)
Equity Funds (79.9%)
Nationwide International Index Fund, Institutional Class	44,078,694	$533,352,200
NVIT Mid Cap Index Fund, ID Class	17,508,848	345,449,574
NVIT S&P 500 Index Fund, ID Class	76,150,897	808,722,527
NVIT Small Cap Index Fund, ID Class	11,725,676	114,911,627
NVIT International Index Fund, ID Class	4,027,182	48,285,907

		1,850,721,835

Fixed Income Funds (15.2%)
Nationwide NVIT Bond Index Fund, ID Class	34,616,996	347,900,813
Nationwide NVIT Enhanced Income Fund, ID Class	336,871	3,399,026

		351,299,839

Money Market Fund (2.0%)
NVIT Money Market Fund, ID Class	45,579,211	45,579,211

Total Mutual Funds (Cost $2,057,606,750)		2,247,600,885

Fixed Contract (3.0%)(a) (b)
Nationwide Fixed Contract, 3.95%	$70,399,404	70,399,404
Total Investments (Cost $2,128,006,154)(c) — 100.1%		2,318,000,289
Liabilities in excess of other assets — (0.1)%		(2,755,210)

NET ASSETS — 100.0%		$2,315,245,079

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Nationwide NVIT Investor Destinations Moderate Fund

	Shares or
	Principal
	Amount	Value
Mutual Funds (89.9%)(a)
Equity Funds (59.9%)
Nationwide International Index Fund, Institutional Class	34,260,383	$414,550,633
NVIT Mid Cap Index Fund, ID Class	15,049,403	296,924,725
NVIT S&P 500 Index Fund, ID Class	84,155,246	893,728,713
NVIT Small Cap Index Fund, ID Class	15,117,879	148,155,211
NVIT International Index Fund, ID Class	2,952,191	35,396,766

		1,788,756,048

Fixed Income Funds (28.2%)
Nationwide NVIT Bond Index Fund, ID Class	74,385,980	747,579,103
Nationwide NVIT Enhanced Income Fund, ID Class	9,245,588	93,287,987

		840,867,090

Money Market Fund (1.8%)
NVIT Money Market Fund, ID Class	53,514,052	53,514,052

Total Mutual Funds (Cost $2,504,077,207)		2,683,137,190

Fixed Contract (10.1%)(a) (b)
Nationwide Fixed Contract, 3.95%	$301,782,321	301,782,321

Total Investments (Cost $2,805,859,529) (c) — 100.0%		2,984,919,511
Liabilities in excess of other assets — 0.0%		(760,525)

NET ASSETS — 100.0%		$2,984,158,986

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Nationwide NVIT Investor Destinations Moderately Conservative Fund

	Shares	Value
Mutual Funds (87.2%)(a)
Equity Funds (39.9%)
Nationwide International Index Fund, Institutional Class	5,196,956	$62,883,171
NVIT Mid Cap Index Fund, ID Class	4,018,540	79,285,797
NVIT S&P 500 Index Fund, ID Class	14,980,937	159,097,547
NVIT International Index Fund, ID Class	1,433,481	17,187,434

		318,453,949

Fixed Income Funds (42.4%)
Nationwide NVIT Bond Index Fund, ID Class	27,807,898	279,469,373
Nationwide NVIT Enhanced Income Fund, ID Class	5,787,457	58,395,444

		337,864,817

Money Market Fund (4.9%)
NVIT Money Market Fund, ID Class	38,988,596	38,988,596

Total Mutual Funds (Cost $665,497,918)		695,307,362

Fixed Contract (12.8%)(a) (b)
Nationwide Fixed Contract, 3.95%	$102,250,745	102,250,745

Total Investments (Cost $767,748,663)(c) — 100.0%		797,558,107
Liabilities in excess of other assets — 0.0%		(236,067)

NET ASSETS — 100.0%		$797,322,040

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Nationwide NVIT Investor Destinations Conservative Fund

	Shares	Value
Mutual Funds (81.9%)(a)
Equity Funds (20.0%)
Nationwide International Index Fund, Institutional Class	408,477	$4,942,572
NVIT Mid Cap Index Fund, ID Class	773,313	15,257,463
NVIT S&P 500 Index Fund, ID Class	2,882,876	30,616,138
NVIT International Index Fund, ID Class	871,410	10,448,208

		61,264,381

Fixed Income Funds (54.2%)
Nationwide NVIT Bond Index Fund, ID Class	12,231,424	122,925,814
Nationwide NVIT Enhanced Income Fund, ID Class	4,298,389	43,370,749

		166,296,563

Money Market Fund (7.7%)
NVIT Money Market Fund, ID Class	23,693,291	23,693,291

Total Mutual Funds (Cost $246,209,868)		251,254,235

Fixed Contract (18.2%)(a) (b)
Nationwide Fixed Contract, 3.95%	$55,868,242	55,868,242

Total Investments (Cost $302,078,110)(c) — 100.1%		307,122,477
Liabilities in excess of other assets — (0.1)%		(159,889)

NET ASSETS — 100.0%		$306,962,588

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Nationwide NVIT U.S. Growth Leaders Fund

	Shares	Value
Common Stocks (98.0%)
Aerospace & Defense (6.2%)
Precision Castparts Corp.	11,420	$1,689,932
Rockwell Collins, Inc.	28,360	2,071,414

		3,761,346

Air Freight & Logistics (2.3%)
C.H. Robinson Worldwide, Inc.	25,910	1,406,654

Biotechnology (4.9%)
Gilead Sciences, Inc.*	72,690	2,970,840

Capital Markets (5.2%)
Lehman Brothers Holding, Inc.	24,400	1,506,212
Northern Trust Corp.	24,820	1,644,821

		3,151,033

Chemicals (4.1%)
Monsanto Co.	28,840	2,472,742
Commercial Bank (2.5%)
Commerce Bancorp, Inc.	39,260	1,522,503
Communications Equipment (8.2%)
Cisco Systems, Inc.*	95,140	3,150,085
Corning, Inc.	75,420	1,859,103

		5,009,188

Computers & Peripherals (5.6%)
Hewlett-Packard Co.	38,030	1,893,514
Network Appliance, Inc.*	56,090	1,509,382

		3,402,896

Diversified Financial Services (6.4%)
IntercontinentalExchange, Inc.*	11,990	1,821,281
Invesco PLC-Sponsored ADR	75,320	2,056,236

		3,877,517

Electrical Equipment (2.8%)
Cooper Industries, Ltd. Class A	34,050	1,739,615

Electronic Equipment & Instruments (2.4%)
NAVTEQ Corp.*	18,430	1,436,987

Energy Equipment & Services (3.0%)
SunPower Corp-Class A*	11,120	920,958
Transocean, Inc. ADR — KY*	8,150	921,358

		1,842,316

Food & Staples Retailing (5.0%)
CVS Caremark Corp.	76,740	3,041,206

Food Products (3.1%)
PepsiCo, Inc.	25,530	1,870,328

Internet & Catalog Retail (3.2%)
eBay Inc.*	50,150	1,956,853
Internet Software & Services (5.2%)
Akamai Technologies, Inc.*	26,430	759,334
Google, Inc., Class A*	4,280	2,427,916

		3,187,250

IT Services (3.4%)
Cognizant Technology Solutions Corp.*	26,160	2,086,783

Life Sciences Tools & Services (3.8%)
Thermo Fisher Scientific, Inc.*	39,640	2,288,021

Multiline Retail (2.0%)
Kohl’s Corp.*	21,700	1,244,061

Oil, Gas & Consumable Fuels (5.1%)
Ultra Petroleum Corp.*	15,340	951,694
XTO Energy, Inc.	34,640	2,142,137

		3,093,831

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Pharmaceuticals (8.0%)
Celgene Corporation*	24,120	1,719,997
Merck & Co. Inc.	37,440	1,935,273
Shire PLC ADR — GB	16,720	1,236,946

		4,892,216

Semiconductors & Semiconductor Equipment (2.0%)
NVIDIA Corp.*	33,810	1,225,274

Software (2.5%)
Oracle Corp.*	71,440	1,546,676

Textiles, Apparel & Luxury Goods (1.1%)
Crocs, Inc.*	9,650	648,963

Total Common Stocks (Cost $54,147,799)		59,675,099

Repurchase Agreements (1.6%)
Nomura Securities, 4.99%, dated 09/28/07, due 10/01/07, repurchase price $1,007,732, collateralized by U.S. Government Agency Mortgages with a market value of $1,027,459	$1,007,313	1,007,313

Securities Held As Collateral For Securities On Loan (1.5%)
Deutsche Bank Securities, Inc. Repurchase Agreement, 5.10%, dated 09/28/07, due 10/01/07, repurchase price $917,790, collateralized by various U.S. Government Agency mortgages with a market value of $935,748	917,400	917,400

Total Investments (Cost $56,072,512) (a) — 101.1%		61,599,812
Liabilities in excess of other assets — (1.1)%		(691,163)

NET ASSETS — 100.0%		$60,908,649

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

GB	United Kingdom

KY	Cayman Islands
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Gartmore NVIT Global Utilities Fund

	Shares	Value
Common Stocks (100.3%)
Austria (0.5%)(a)
Diversified Telecommunication Services— 0.5%
Telekom Austria AG	11,980	$313,754
Belgium (0.4%)(a)
Electric Utility— 0.2%
Elia System Operator SA	2,690	108,883
Wireless Telecommunication Services— 0.2%
Mobistar SA	1,750	152,934

		261,817

France (4.8%)(a)
Diversified Telecommunication Services— 2.2%
France Telecom SA	41,200	1,375,096

Multi-Utility— 2.0%
Suez SA	20,390	1,198,119

Wireless Telecommunication Services— 0.6%
Bouygues SA	4,230	364,961

		2,938,176

Germany (9.1%)(a)
Electric Utility— 5.0%
E. On AG	16,630	3,064,482

Multi-Utility— 4.1%
RWE AG	20,190	2,531,875

		5,596,357

Greece (1.3%)(a)
Diversified Telecommunication Services— 0.5%
Hellenic Telecommunications Organization SA	8,411	312,451

Wireless Telecommunication Services— 0.8%
Cosmote Mobile Telecommunications SA	14,990	514,300

		826,751

Hong Kong (0.1%)(a)
Electric Utility— 0.1%
CLP Holdings Ltd.	11,000	76,078

Italy (2.1%)(a)
Diversified Telecommunication Services— 1.9%
Telecom Italia SpA	213,940	647,542
Telecom Italia SpA RNC	229,250	552,649

		1,200,191

Gas Utility— 0.2%
Snam Rete Gas SpA	14,645	90,954

		1,291,145

Japan (5.2%)(a)
Diversified Telecommunication Services— 1.0%
Nippon TeleGraph & Telephone Corp.	133	618,038

Electric Utilities— 1.5%
Chubu Electric Power Co., Inc.	8,000	206,862
Kansai Electric Power Co., Inc.	7,500	171,102
Kyushu Electric Power Co., Inc.	5,900	155,877
Tohoku Electric Power Co., Inc.	5,400	115,248
Tokyo Electric Power Co., Inc.	10,700	269,623

		918,712

Gas Utilities— 0.4%
Osaka Gas Co. Ltd.	32,000	112,079
Tokyo Gas Co. Ltd.	26,000	120,695

		232,774

Wireless Telecommunication Services— 2.3%
KDDI Corp.	117	867,076
NTT DoCoMo, Inc.	408	580,024

		1,447,100

		3,216,624

Mexico (1.2%)
Wireless Telecommunication Services— 1.2%
America Movil SA de CV ADR	11,160	714,240

Netherlands (2.2%)(a)
Diversified Telecommunication Services— 2.2%
Koninklijke KPN NV	80,000	1,386,228

Portugal (0.4%)(a)
Electric Utility— 0.4%
EDP — Energias de Portugal SA	44,710	261,431

Singapore (0.7%)(a)
Diversified Telecommunication Services— 0.7%
Singapore Telecommunications Ltd.	167,000	451,286

Spain (9.1%)(a)
Diversified Telecommunication Services— 5.6%
Telefonica SA	124,030	3,464,818

Electric Utilities— 3.5%
Iberdrola SA	26,280	1,540,755
Union Fenosa SA	10,840	640,116

		2,180,871

		5,645,689

United Kingdom (17.7%)(a)
Diversified Telecommunication Services— 1.7%
BT Group PLC	138,070	866,209
Cable & Wireless PLC	56,940	213,757

		1,079,966

Electric Utility— 1.8%
Scottish & Southern Energy PLC	35,940	1,109,184

Independent Power Producers & Energy Traders— 1.5%
International Power PLC	99,070	914,352

Multi-Utilities— 2.0%
Centrica PLC	98,970	769,061
United Utilities PLC	32,550	465,321

		1,234,382

Water Utilities— 1.4%
Kelda Group PLC	13,770	242,555
Pennon Group PLC	49,550	615,280

		857,835

Wireless Telecommunication Services— 9.3%
Vodafone Group PLC	1,603,280	5,778,397

		10,974,116

United States (45.5%)
Diversified Telecommunication Services— 17.8%
AT&T, Inc.	168,370	7,123,735
Verizon Communications, Inc.	88,190	3,905,053

		11,028,788

Electric Utilities— 13.6%
Duke Energy Corp.	15,350	286,892
Edison International	22,650	1,255,943
Entergy Corp.	10,980	1,189,024
Exelon Corp.	20,800	1,567,488
FirstEnergy Corp.	10,980	695,473
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Gartmore NVIT Global Utilities Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
FPL Group, Inc.	12,566	$765,018
PPL Corp.	32,830	1,520,029
Progress Energy, Inc.	4,420	207,077
Reliant Energy, Inc.*	36,780	941,568

		8,428,512

Gas Utility— 1.9%
Questar Corp.	21,670	1,138,325

Independent Power Producers & Energy Traders— 3.7%
AES Corp.*	29,290	586,972
Constellation Energy Group	9,690	831,305
NRG Energy, Inc.*	19,850	839,456

		2,257,733

Multi-Utilities— 3.9%
Alliant Energy Corp.	9,700	371,704
CenterPoint Energy, Inc.	38,130	611,224
PG&E Corp.	7,230	345,594
Sempra Energy	18,320	1,064,758

		2,393,280

Oil, Gas & Consumable Fuels— 2.7%
El Paso Corp.	56,140	952,696
Williams Cos., Inc. (The)	21,680	738,421

		1,691,117

Wireless Telecommunication Services— 1.9%
Sprint Nextel Corp.	61,960	1,177,240

		28,114,995

Total Investments (Cost $53,240,131) (b) — 100.3%		62,068,687
Liabilities in excess of other assets — (0.3)%		(201,079)

NET ASSETS — 100.0%		$61,867,608

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Nationwide NVIT Global Financial Services Fund

	Shares	Value
Common Stocks (99.2%)
Australia (6.9%)(a)
Capital Markets— 0.9%
Macquarie Bank Ltd.	3,400	$253,673

Commercial Banks— 4.9%
Australia & New Zealand Banking Group Ltd.	25,320	665,284
Commonwealth Bank of Australia	15,040	749,745

		1,415,029

Real Estate Investment Trust (REIT)— 1.1%
Westfield Group	16,703	320,673

		1,989,375

Belgium (0.5%)(a)
Diversified Financial Services— 0.5%
Fortis NV	5,280	155,643

Bermuda (0.8%)
Insurance— 0.8%
Arch Capital Group Ltd.*	2,270	168,911
Argo Group International Holdings Ltd.*	1,322	57,520

		226,431

Canada (4.5%)
Banks— 3.4%
Royal Bank of Canada	6,680	369,805
Toronto-Dominion Bank	8,130	623,812

		993,617

Insurance— 1.1%
Manulife Financial Corp.	1,700	70,142
Manulife Financial Corp. — CA	5,700	235,074

		305,216

		1,298,833

Chile (0.4%)
Commercial Bank— 0.4%
Banco Santander Chile SA ADR	2,470	124,908

China (1.9%)(a)
Commercial Bank— 1.9%
China Construction Bank, Class H	587,880	534,638

France (5.0%)(a)
Commercial Bank— 2.3%
BNP Paribas	5,960	652,169

Insurance— 2.7%
AXA	17,510	784,093

		1,436,262

Germany (1.1%)(a)
Diversified Financial Services— 1.1%
Deutsche Boerse AG	2,430	329,640

Greece (5.4%)(a)
Commercial Banks— 5.4%
Alpha Bank AE	15,760	547,588
National Bank of Greece SA	15,900	1,014,188

		1,561,776

Hong Kong (0.9%)(a)
Real Estate Management & Development— 0.9%
Hang Lung Group Ltd.	43,930	249,600

Ireland (0.6%)
Transportation— 0.6%
Genesis Lease Ltd. ADR	6,660	165,701

Italy (3.3%)(a)
Commercial Bank— 3.3%
UniCredito Italiano SpA	111,344	953,096

Japan (6.7%)(a)
Commercial Banks— 3.0%
Mitsubishi UFJ Financial Group, Inc.	45	399,476
Sumitomo Mitsui Financial Group, Inc.	40	310,369
Suruga Bank Ltd.	13,390	162,736

		872,581

Consumer Finance— 1.2%
ORIX Corp.	1,530	346,786

Insurance— 1.2%
Millea Holdings, Inc.	8,500	340,520

Real Estate Management & Development— 1.3%
Mitsubishi Estate Co. Ltd.	6,880	196,120
Sumitomo Realty & Development Co. Ltd.	5,040	176,460

		372,580

		1,932,467

Netherlands (4.7%)
Aerospace & Defense— 0.7%
AerCap Holdings NV ADR*	8,070	200,862

Commercial Bank— 1.5%(a)
ABN AMRO Holding NV	8,330	437,720

Diversified Financial Services— 2.5%(a)
ING Groep NV	15,970	709,625

		1,348,207

Singapore (0.3%)(a)
Real Estate Management & Development— 0.3%
Capitaland Ltd.	17,000	93,130

Spain (2.3%)(a)
Commercial Bank— 2.3%
Banco Bilbao Vizcaya Argentaria SA	27,900	654,332

Switzerland (3.1%)(a)
Capital Markets— 3.1%
Credit Suisse Group	9,150	608,276
UBS AG	5,240	281,593

		889,869

United Kingdom (10.0%)(a)
Capital Markets— 2.3%
Amvescap PLC	49,550	669,300

Commercial Banks— 5.7%
Barclays PLC	13,240	160,933
HSBC Holdings PLC	47,830	883,210
Lloyds TSB Group PLC	52,710	583,081

		1,627,224

Insurance— 1.6%
Aviva PLC	31,050	465,506

Real Estate Investment Trust (REIT)— 0.4%
British Land Co. PLC	4,520	108,139

		2,870,169

United States (40.8%)
Capital Markets— 3.4%
Charles Schwab Corp.	12,450	268,920
Lehman Brothers Holding, Inc.	2,600	160,498
Nasdaq Stock Market, Inc.*	3,950	148,836
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Nationwide NVIT Global Financial Services Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
Northern Trust Corp.	6,120	$405,572

		983,826

Commercial Banks— 5.8%
Bank of the Ozarks, Inc.	5,010	152,955
BB&T Corp.	7,930	320,293
Commerce Bancorp, Inc.	14,060	545,247
PNC Bank Corp.	3,950	268,995
SunTrust Banks, Inc.	1,250	94,587
U.S. Bancorp	8,500	276,505

		1,658,582

Consumer Finance— 0.8%
AmeriCredit Corp.*	7,850	138,003
SLM Corp.	1,630	80,962

		218,965

Distributor— 1.1%
ProLogis Trust	4,950	328,433

Diversified Financial Services— 16.8%
Bank of America Corp.	19,580	984,287
Blackrock, Inc.	870	150,867
Citigroup, Inc.	12,780	596,443
CME Group, Inc.	980	575,603
Discovery Financial Services	2,520	52,416
GFI Group, Inc.*	1,850	159,322
Goldman Sachs Group, Inc.	1,560	338,114
IntercontinentalExchange, Inc.*	3,080	467,852
J.P. Morgan Chase & Co.	8,120	372,058
Morgan Stanley	5,590	352,170
Nymex Holdings, Inc.	900	117,162
State Street Corporation	2,300	156,768
TD Ameritrade Holding Corp.*	15,550	283,321
Wright Express Corp.*	6,310	230,252

		4,836,635

Insurance— 8.5%
AFLAC, Inc.	6,090	347,374
Assurant, Inc.	2,480	132,680
Hanover Insurance Group, Inc.	5,200	229,788
HCC Insurance Holdings, Inc.	9,260	265,206
MetLife, Inc.	5,920	412,802
Principal Financial Group, Inc.	6,400	403,776
Prudential Financial, Inc.	4,200	409,836
Security Capital Assurance Ltd.	3,400	77,656
Travelers Cos., Inc. (The)	3,350	168,639

		2,447,757

Real Estate Investment Trusts (REITs)— 2.1%
CapitalSource, Inc.	7,300	147,752
CBRE Realty Finance, Inc.	4,540	26,786
Health Care REIT, Inc.	3,280	145,107
MFA Mortgage Investments, Inc.	18,300	146,766
SL Green Realty Corp.	1,160	135,453

		601,864

Thrifts & Mortgage Finance— 2.3%
Fannie Mae	6,050	367,901
Freddie Mac	4,840	285,608

		653,509

		11,729,571

Total Common Stocks (Cost $27,243,275)		28,543,648

	Shares or
	Principal
	Amount	Value
Repurchase Agreements (1.9%)
Nomura Securities, 4.99%, dated 09/28/07, due 10/01/07, repurchase price $538,424, collateralized by U.S. Government Agency mortgages with a market value of $548,965	$538,201	$538,201
Rights (0.1%)
Belgium (0.1%)
Diversified Financial Services— 0.1%
Fortis	5,280	28,080

Total Investments (Cost $27,814,947) (b) — 101.2%		29,109,929
Liabilities in excess of other assets — (1.2)%		(337,987)

NET ASSETS — 100.0%		$28,771,942

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CA	Canada
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
Gartmore NVIT Developing Markets Fund

	Shares	Value
Common Stocks (92.9%)
Brazil (15.4%)
Commercial Banks— 2.1%
Banco Bradesco SA, Preferred Shares	185,492	5,436,171
Unibanco GDR	40,400	5,314,620

		10,750,791

Consumer Finance— 0.7%
Redecard SA*	199,100	3,696,174

Diversified Telecommunication Services— 1.2%
Brasil Telecom Participacoes SA	84,525	6,307,255

Insurance— 1.0%
Porto Seguro SA	137,400	5,280,000

Metals & Mining— 3.7%
Companhia Vale do Rio Doce, Preferred Shares, Class A	687,128	19,634,908

Multiline Retail— 2.1%
Lojas Renner SA	547,600	10,946,022

Oil, Gas & Consumable Fuels— 2.6%
Petroleo Brasileiro SA	32,700	1,234,461
Petroleo Brasileiro SA ADR	166,868	12,598,534

		13,832,995

Paper & Forest Products— 0.8%
Aracruz Celulose SA ADR	58,178	4,281,319

Transportation Infrastructure— 1.2%
Companhia de Consessoes Rodoviarias	303,004	6,070,004

		80,799,468

China (10.3%)
Commercial Bank— 1.5%(a)
China Construction Bank, Class H	8,404,000	7,642,880

Construction Materials— 2.0%(a)
Anhui Conch Cement Co. Ltd.	1,206,200	10,403,611

Insurance— 1.8%(a)
Ping An Insurance (Group) Co. of China Ltd.	694,500	9,586,067

Media— 0.9%
Focus Media Holding Ltd. ADR*	81,400	4,722,828

Oil, Gas & Consumable Fuels— 4.1%(a)
China Shenhua Energy Co.	1,745,500	10,454,358
PetroChina Co. Ltd.	6,023,000	11,188,079

		21,642,437

		53,997,823

Czech Republic (1.5%)(a)
Electric Utility— 1.5%
CEZ AS	132,700	8,138,192

Hong Kong (9.5%)(a)
Chemicals— 0.8%
Sinochem Holdings Ltd.	5,302,000	4,155,895

Multi-Utility— 1.6%
China Resources Power Holdings Co. Ltd.	2,805,800	8,688,113

Oil, Gas & Consumable Fuels— 0.7%
Cnooc Ltd.	2,174,000	3,625,195

Real Estate Management & Development— 1.5%
Shimao Property Holdings Ltd.	2,552,900	7,751,349

Transportation— 2.2%
Pacific Basin Shipping Ltd.	5,474,000	11,439,146

Wireless Telecommunication Services— 2.7%
China Mobile Ltd.	867,800	14,240,563

		49,900,261

Hungary (0.9%)(a)
Oil, Gas & Consumable Fuels— 0.9%
MOL Magyar Olaj-es Gazipari	29,100	4,718,752

India (1.4%)
Diversified Financial Services— 0.4%
Reliance Capital Ltd.	50,033	1,988,812

Electric Power— 0.3%
Tata Powers Co.	75,805	1,625,259

IT Services— 0.7%
Satyam Computer Services Ltd. ADR	156,265	4,045,701

		7,659,772

Indonesia (1.7%)(a)
Automobiles— 0.8%
PT Astra International, Inc.	2,001,500	4,210,670

Diversified Telecommunication Services— 0.9%
PT Telekomunikasi Indonesia	3,722,806	4,504,475

		8,715,145

Israel (1.2%)
Chemicals— 0.3%(a)
Isr Makhteshim Agan Industries*	187,400	1,683,800

Pharmaceutical— 0.9%
Teva Pharmaceutical Industries Ltd. ADR	104,200	4,633,774

		6,317,574

Kazakhstan (0.7%)(a)
Oil, Gas & Consumable Fuels— 0.7%
Kazmunaigas Exploration Production GDR	159,200	3,804,669

Luxembourg (1.0%)
Metals & Mining— 1.0%
Tenaris SA ADR	98,100	$5,162,022

Malaysia (3.0%)(a)
Commercial Bank— 0.9%
Bumiputra Commerce Holdings Berhad	1,534,600	4,813,520

Food Products— 1.3%
IOI Corp. Berhad	3,850,080	6,836,367

Hotels, Restaurants & Leisure— 0.8%
Genting Berhard	1,797,800	4,244,354

		15,894,241

Mexico (4.9%)
Commercial Bank— 1.0%
Grupo Financiero Banorte SA de CV	1,359,750	5,384,287

Food & Staples Retailing— 0.4%
Wal-Mart de Mexico SA de CV	602,570	2,209,699

Industrial Conglomerate— 0.4%
Grupo Carso SA de CV	546,576	2,084,336

Metals & Mining— 0.9%
Grupo Mexico SAB DE CV-SER B	138,900	997,133
Industrias CH SA*	916,000	3,549,238

		4,546,371

Wireless Telecommunication Services— 2.2%
America Movil SA de CV ADR	182,300	11,667,200

		25,891,893

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Gartmore NVIT Developing Markets Fund

	Shares	Value
Common Stocks (continued)
Morocco (0.2%)
Real Estate Management & Development— 0.2%
Compagnie Generale Immobiliere*	3,385	$1,036,142

Poland (0.8%)(a)
Commercial Bank— 0.8%
Bank Zachodni WBK SA	43,028	4,105,762

Republic of Korea (14.5%)
Airline— 0.3%(a)
Korean Air Lines Co. Ltd.	25,400	1,712,260

Building Products— 0.4%(a)
KCC Corp.	3,248	1,978,496

Chemicals— 0.9%(a)
LG Chem Ltd.	46,795	4,901,501

Commercial Banks— 1.7%(a)
Industrial Bank of Korea	328,100	7,062,211
Korea Exchange Bank	125,490	2,029,032

		9,091,243

Construction & Engineering— 3.9%
Hanjin Heavy Industries & Construction*	76,930	6,853,011
Hyundai Development Co.(a)	78,000	7,256,997
Hyundai Heavy Industries(a)	14,032	6,456,522

		20,566,530

Diversified Financial Services— 0.7%(a)
Shinhan Financial Group Ltd.	55,484	3,594,489

Insurance— 1.0%(a)
Samsung Fire & Marine Insurance Co. Ltd.	22,967	4,931,607

Metals & Mining— 2.8%(a)
Korea Zinc Co. Ltd.	17,651	3,316,585
POSCO	15,990	11,574,817

		14,891,402

Multiline Retail— 0.7%
Lotte Shopping Co. Ltd. GDR	175,951	3,705,528

Semiconductors & Semiconductor Equipment— 2.1%
Samsung Electrical Co. Ltd.(a)	17,312	10,836,344
Samsung Electronics Co. Ltd. GDR	2	465

		10,836,809

		76,209,865

Russian Federation (8.9%)
Automobiles— 1.2%(a)
JSC Severstal-Avto	132,480	6,325,920

Commercial Bank— 2.0%(a)
Sberbank RF	2,460,100	10,250,993

Metals & Mining— 1.3%
Chelyabinsk Zink Plant*	4,700	636,850
Norilsk Nickel ADR	22,700	6,174,400

		6,811,250

Oil, Gas & Consumable Fuels— 3.1%
Gazprom ADR	253,000	11,157,300
Surgutneftegaz ADR	77,874	5,287,645

		16,444,945

Wireless Telecommunication Services— 1.3%
Mobile Telesystems ADR	97,965	6,789,954

		46,623,062

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
South Africa (4.2%)(a)
Commercial Bank— 0.8%
ABSA Group Ltd.	240,198	$4,365,907

Food & Staples Retailing— 0.4%
Massmart Holdings Ltd.	174,800	2,118,293

Industrial Conglomerate— 0.9%
Barloworld Ltd.	249,391	4,699,590

Metals & Mining— 0.9%
Anglo Platinum Ltd.	31,003	4,699,827

Specialty Retail— 0.0%
Truworths International Ltd.	43,327	199,315

Wireless Telecommunication Services— 1.2%
MTN Group Ltd.	395,363	6,002,764

		22,085,696

Taiwan (9.8%)
Construction Materials— 1.3%(a)
Taiwan Cement Corp.	4,256,273	6,993,159

Electronic Equipment & Instruments— 3.2%(a)
Hannstar Display Corp.*	20,062,000	5,781,069
Hon Hai Precision Industry Co. Ltd.*	1,493,840	11,253,909

		17,034,978

Insurance— 0.8%(a)
Shin Kong Financial Holding Co. Ltd.	4,557,613	4,228,940

Semiconductors & Semiconductor Equipment— 3.6%
Advanced Semiconductor Engineering, Inc.(a)	4,543,437	4,966,798
MediaTek, Inc.(a)	360,595	6,483,164
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	3,550,937	6,845,924
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	85,511	865,374

		19,161,260

Textiles, Apparel & Luxury Goods— 0.9%(a)
Formosa Taffeta Co. Ltd.	3,902,000	4,431,729

		51,850,066

Thailand (1.4%)
Metals & Mining— 1.4%
Banpu Public Co. Ltd.	722,428	7,325,136

Turkey (1.6%)(a)
Commercial Bank— 1.1%
Turkiye Vakiflar Bankasi	1,785,475	6,091,970

Wireless Telecommunication Services— 0.5%
Turkcell Iletisim Hizmetleri A.S	296,562	2,533,992

		8,625,962

Total Common Stocks (Cost $356,540,481)		488,861,503

Foreign Bond (0.0%)(a) (c)
Brazil (0.0%)
Metals & Mining— 0.0%
Comp Vale DO Rio Doce, 0.00%, 09/29/49	$20,000	0

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
Gartmore NVIT Developing Markets Fund

	Principal
	Amount	Value
Participation Notes (5.1%)
India (5.1%)
Chemicals— 1.7%
Reliance Industries Ltd. 0.00%, 03/09/09	$159,666	$9,209,535

Construction & Engineering— 0.6%
Unitech Ltd. 0.00%, 07/08/10	422,542	3,262,024

Diversified Consumer Services— 0.6%
Max India Ltd. 0.00%, 07/12/10	499,445	3,026,637

Wireless Telecommunication Services— 2.2%
Bharti Tele-Ventures Ltd. 0.00%, 01/24/17	490,982	11,582,265

		27,080,461

Pakistan (0.0%)
Commercial Bank— 0.0%
Muslim Commercial Bank Ltd. 0.00%, 09/22/09	6,900	37,881

Total Participation Notes (Cost $20,292,309)		27,118,342

Repurchase Agreements (2.2%)
Nomura Securities, 4.99% dated 09/28/07, due 10/01/07, Repurchase price $11,353,179, collateralized by U.S. Government Agency Mortgages with a market value of $11,575,429	11,348,460	11,348,460
Total Investments(d)
(Cost $388,181,250) — 100.2%		527,328,305
Liabilities in excess of other assets — (0.2)%		(1,176,713)

NET ASSETS — 100.0%		$526,151,592

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2007. The maturity date represents the actual maturity date.

(c)	Illiquid security.

(d)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

GDR	Global Depository Receipt

SER	Series
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
American Funds NVIT Growth Fund

	Shares	Value
MUTUAL FUNDS (99.8%)
Equity Fund (99.8%)
American Funds Growth Fund	2,285,337	$159,767,883

Total Investments (Cost $149,467,297)(a) — 99.8%		159,767,883

Other assets in excess of liabilities — 0.2%		395,822

NET ASSETS — 100.0%		$160,163,705

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

American Funds Insurance Series Growth Fund	Unaudited
Investment portfolio, September 30, 2007

		Market
		value
Common stocks - 92.77%	Shares	(000)
Abraxis BioScience, Inc. (1)	667,900	15,248
Actuant Corp., Class A	650,000	42,230
Advanced Micro Devices, Inc. (1)	11,400,000	150,480
AFLAC Inc.	650,000	37,076
Allergan, Inc.	320,000	20,630
Allied Waste Industries, Inc. (1)	4,500,000	57,375
Altera Corp.	3,750,000	90,300
Altria Group, Inc.	9,895,000	687,999
American Express Co.	1,000,000	59,370
American International Group, Inc.	3,600,000	243,540
Amgen Inc. (1)	1,500,000	84,855
AMP Ltd.	7,860,000	73,458
AMR Corp. (1)	1,084,257	24,168
Anadarko Petroleum Corp.	1,000,000	53,750
Apollo Group, Inc., Class A (1)	900,000	54,135
Arch Coal, Inc.	2,000,000	67,480
Aveta, Inc. (1) (3) (4)	3,918,000	25,075
Avon Products, Inc.	775,000	29,086
Baker Hughes Inc.	1,000,000	90,370
Bare Escentuals, Inc. (1)	4,415,000	109,801
Barrick Gold Corp.	10,500,000	422,940
Beckman Coulter, Inc.	555,000	40,937
Berkshire Hathaway Inc., Class A (1)	3,411	404,238
Best Buy Co., Inc.	7,920,000	364,478
BG Group PLC	3,050,000	52,744
Blue Nile, Inc. (1)	630,000	59,296
Boeing Co.	3,465,000	363,790
Boston Scientific Corp. (1)	6,800,000	94,860
Bunge Ltd.	2,568,600	275,996
C. R. Bard, Inc.	800,000	70,552
Caltex Australia Ltd.	1,484,030	30,976
Cameco Corp.	1,947,500	90,052
Canadian Natural Resources, Ltd.	5,625,700	428,161
Cardinal Health, Inc.	740,100	46,278
Carnival Corp., units	2,000,000	96,860
Caterpillar Inc.	1,600,000	125,488
CDW Corp. (1)	765,000	66,708
Charles River Laboratories International, Inc. (1)	2,855,000	160,308
Chipotle Mexican Grill, Inc., Class A (1) (2)	920,000	108,680
Chipotle Mexican Grill, Inc., Class B (1) (2)	1,195,200	127,886
ChoicePoint Inc. (1)	585,000	22,183
Cisco Systems, Inc. (1)	14,750,000	488,372
Citigroup Inc.	2,500,000	116,675
CNX Gas Corp. (1)	1,500,000	43,155
Coca-Cola Co.	5,295,000	304,304
Commerce Bancorp, Inc.	1,100,000	42,658
ConocoPhillips	1,298,520	113,971
Constellation Brands, Inc., Class A (1)	2,624,000	63,527
Core Laboratories NV (1) (2)	1,197,700	152,575
Cosan Ltd., Class A (1)	3,800,000	49,020
Countrywide Financial Corp.	6,740,000	128,127
CRH PLC	1,747,307	69,398
DataPath, Inc. (1) (2) (3) (4)	2,819,968	14,100
Dell Inc. (1)	1,500,000	41,400
Denbury Resources Inc. (1)	1,400,000	62,566
Devon Energy Corp.	3,409,072	283,635
Diageo PLC	2,650,000	58,177
Dynegy Inc., Class A (1)	2,000,000	18,480
E.I. du Pont de Nemours and Co.	1,500,000	74,340
East West Bancorp, Inc.	2,200,000	79,112
Eli Lilly and Co.	970,000	55,222
EMC Corp. (1)	2,000,000	41,600
Endo Pharmaceuticals Holdings Inc. (1)	4,500,000	139,545
Energy XXI (Bermuda) Ltd. (1) (3)	2,390,758	12,432
EOG Resources, Inc.	2,215,000	160,211
Exxon Mobil Corp.	550,000	50,908
Fannie Mae	6,440,000	391,616
FedEx Corp.	1,850,000	193,787
Fidelity National Information Services, Inc.	3,800,000	168,606
Forest Laboratories, Inc. (1)	573,200	21,375
Fortune Brands Inc.	1,000,000	81,490
Freddie Mac	4,572,700	269,835
Freeport-McMoRan Copper & Gold Inc.	2,704,500	283,675
Garmin Ltd.	1,440,000	171,936
General Dynamics Corp.	1,300,000	109,811
General Electric Co.	7,370,000	305,118
Georgia Gulf Corp. (2)	2,224,000	30,914
Getty Images, Inc. (1)	1,000,000	27,840
Gilead Sciences, Inc. (1)	6,600,000	269,742
Gold Fields Ltd.	10,000,000	181,109
Google Inc., Class A (1)	1,735,000	$984,213
Grafton Group PLC, units	2,800,000	31,362
Harman International Industries, Inc.	780,000	67,486
Harrah’s Entertainment, Inc.	839,000	72,934
Henry Schein, Inc. (1)	2,500,000	152,100
Hon Hai Precision Industry Co., Ltd.	5,643,554	42,547
Hospira, Inc. (1)	2,200,000	91,190
Illinois Tool Works Inc.	1,449,200	86,430
International Business Machines Corp.	1,600,000	188,480
International Game Technology	5,156,000	222,224

		Market
		value
Common stocks - 92.77%	Shares	(000)
Iron Mountain Inc. (1)	4,150,000	126,492
Johnson Controls, Inc.	3,649,700	431,066
Joy Global Inc.	1,400,000	71,204
K+S AG	735,000	134,754
KBR, Inc. (1)	5,397,130	209,247
KDDI Corp.	4,490	33,332
KGen Power Corp. (1) (2) (3) (4)	3,166,128	60,156
Kingspan Group PLC	2,800,000	61,493
KLA-Tencor Corp.	555,000	30,958
Kohl’s Corp. (1)	7,460,000	427,682
Kyocera Corp.	500,000	46,920
Limited Brands, Inc.	1,087,457	24,892
Linear Technology Corp.	2,895,000	101,296
Lockheed Martin Corp.	1,150,000	124,763
Lowe’s Companies, Inc.	17,126,000	479,871
Magna International Inc., Class A	725,000	69,825
Marsh & McLennan Companies, Inc.	4,963,200	126,562
Maxim Integrated Products, Inc.	4,805,000	141,027
McKesson Corp.	665,000	39,095
Mediatek Incorporation	2,281,575	41,114
Medtronic, Inc.	3,175,000	179,102
Mentor Corp.	1,387,835	63,910
MGM Mirage, Inc. (1)	3,981,700	356,123
Microsoft Corp.	24,125,000	710,722
Minerals Technologies Inc. (2)	1,000,000	67,000
Mitsubishi Heavy Industries, Ltd.	6,099,000	39,909
Motorola, Inc.	2,291,400	42,460
MSC Industrial Direct Co., Inc., Class A	1,000,000	50,590
Murphy Oil Corp.	2,698,800	188,619
NAVTEQ Corp. (1)	2,660,000	207,400
NEWCREST MINING LTD 144A (POST OFFERING SHARE) (3)	961,333	23,868
Newcrest Mining Ltd.	2,746,666	68,193
Newfield Exploration Co. (1)	1,917,200	92,332
Newmont Mining Corp.	9,305,000	416,213
News Corp., Class A	9,390,000	206,486
Noble Energy, Inc.	1,400,000	98,056
Nokia Corp.	7,265,000	276,214
Nokia Corp. (ADR)	10,408,000	394,775
Nortel Networks Corp. (1)	2,455,000	41,686
Northrop Grumman Corp.	1,150,000	89,700
NRG Energy, Inc. (1)	1,000,000	42,290
OAO Gazprom (ADR)	1,300,000	57,330
OPTI Canada Inc. (1)	5,680,000	106,529
Oracle Corp. (1)	14,927,800	323,187
Panalpina Welttransport (Holding) AG	650,000	108,333
Patterson Companies, Inc. (1)	3,500,000	135,135
Paychex, Inc.	3,170,000	129,970
Peabody Energy Corp.	2,653,000	126,999
Penn National Gaming, Inc. (1)	2,100,000	123,942
PepsiCo, Inc.	3,145,000	230,403
Petro-Canada	2,774,000	159,460
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	2,130,000	160,815
Pharmion Corp. (1)	596,700	27,532
Potash Corp. of Saskatchewan Inc.	2,000,000	211,400
Procter & Gamble Co.	855,000	60,141
Quicksilver Resources Inc. (1)	1,120,000	52,696
Qwest Communications International Inc. (1)	35,000,000	320,600
Raytheon Co.	246,000	15,700
Red Hat, Inc. (1) (2)	11,091,000	220,378
Reliant Energy, Inc. (1)	8,587,100	219,830
Rio Tinto PLC	1,464,233	126,546
Robert Half International Inc.	2,000,000	59,720
Roche Holding AG	2,465,000	447,046
Roper Industries, Inc.	1,540,000	100,870
Rosetta Resources Inc. (1) (2) (3)	2,980,000	54,653
Royal Caribbean Cruises Ltd.	1,000,000	39,030
Saks Inc. (1)	2,040,000	34,986
Samsung Electronics Co., Ltd.	410,000	257,707
Schering-Plough Corp.	5,505,000	174,123
Schlumberger Ltd.	5,584,600	586,383
Sealed Air Corp.	2,280,997	58,302
Seven & I Holdings Co., Ltd.	783,900	20,183
Shaw Communications Inc., Class B, nonvoting	6,000,000	149,040
Shire PLC (ADR)	2,700,000	199,746
Southwest Airlines Co.	2,400,000	35,520
Sprint Nextel Corp., Series 1	24,550,000	466,450
Starbucks Corp. (1)	4,993,000	130,817
Stryker Corp.	2,990,000	205,592
Suncor Energy Inc.	3,935,993	374,490

		Market
		value
Common stocks - 92.77%	Shares	(000)
SunTrust Banks, Inc.	500,000	37,835
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,383,128	13,997
Target Corp.	7,590,000	482,496
Telephone and Data Systems, Inc., Special Common Shares	1,190,000	73,780
Tenaris SA (ADR)	5,245,000	275,992
Texas Instruments Inc.	1,080,000	39,517
THQ Inc. (USA) (1)	1,290,000	32,224
Time Warner Inc.	7,000,000	128,520
Toyota Motor Corp.	765,000	45,192
Transocean Inc. (1)	546,400	61,771
Trimble Navigation Ltd. (1)	4,500,000	176,445
Tyco International Ltd.	649,125	28,782
UAL Corp. (1)	2,000,000	93,060
United Parcel Service, Inc., Class B	500,000	37,550
UnitedHealth Group Inc.	2,495,000	120,833
USX Corp.	700,000	74,158
Walgreen Co.	4,095,000	193,448
Weight Watchers International, Inc.	500,000	28,780
WellPoint, Inc. (1)	500,000	39,460
Wells Fargo & Co.	3,225,000	114,875
Williams-Sonoma, Inc.	3,460,000	112,865
Wm. Wrigley Jr. Co.	1,027,500	65,996
Xilinx, Inc.	2,600,000	67,964
Yahoo! Inc. (1)	6,750,000	181,170
Zions Bancorporation	1,440,000	98,885
Zumiez Inc. (1)	760,000	33,721
Other common stocks in initial period of acquisition		1,227,725

Total common stocks (cost: $21,870,413,000)		29,215,189

	Principal	Market
	amount	value
Short-term securities - 6.90%	(000)	(000)
3M Co. 5.00% due 10/16/2007	$700	$698
Abbott Laboratories 4.75%-5.23% due 10/2-10/24/2007 (3)	117,000	116,772
Anheuser-Busch Cos. Inc. 4.99% due 10/23/2007 (3)	17,000	16,946
Bank of America Corp 4.92% due 12/7/2007	25,000	24,754
Becton, Dickinson and Co. 5.00% due 10/11/2007	22,800	22,765
CAFCO, LLC 5.05%-6.05% due 11/19-12/20/2007 (3)	100,000	98,998
Caterpillar Financial Services Corp. 5.00% due 10/15/2007	30,500	30,436
Chevron Funding Corp. 5.03% due 11/26/2007	30,000	29,761
Ciesco LLC 6.05% due 10/10/2007 (3)	30,000	29,949
Coca-Cola Co. 4.70%-5.25% due 12/3-12/13/2007 (3)	60,000	59,400
E.I. duPont de Nemours and Co. 4.73%-5.00% due 10/9-10/31/2007 (3)	77,600	77,360
Edison Asset Securitization LLC 5.25% due 10/9/2007 (3)	50,000	49,932
Estée Lauder Companies Inc. 4.78% due 10/25/2007 (3)	10,000	9,967
Fannie Mae 4.65% due 1/4/2008	50,000	49,423
FCAR Owner Trust I 5.28%-6.30% due 10/12-10/15/2007	57,700	57,567
Federal Farm Credit Banks 4.67%-4.88% due 10/22-11/8/2007	47,400	47,206
Federal Home Loan Bank 4.46%-5.09% due 10/5/2007-1/31/2008	316,207	314,294
Freddie Mac 4.95%-5.115% due 10/19-11/19/2007	35,600	35,482
General Electric Capital Corp. 5.23% due 12/13/2007	50,000	49,467
Hewlett-Packard Co. 4.75%-5.07% due 10/25-12/12/2007 (3)	130,000	129,033
IBM Corp. 5.10%-5.13% due 10/31-12/14/2007 (3)	65,800	65,187
International Lease Finance Corp. 5.00%-5.23% due 10/30-11/5/2007	65,000	64,700
Johnson & Johnson 4.72%-5.00% due 10/18-11/19/2007 (3)	43,800	43,677
JPMorgan Chase & Co. 4.95% due 03-24-08	50,000	48,756
Jupiter Securitization Co., LLC 6.30% due 10-16-07 (3)	9,200	9,174
Kimberly-Clark Worldwide Inc. 5.00% due 10/18/2007 (3)	16,900	16,858
NetJets Inc. 4.75% due 10/23/2007 (3)	18,400	18,344
Park Avenue Receivables Co., LLC 5.14%-6.15% due 10/18-11/26/2007 (3)	76,300	75,777
Private Export Funding Corp. 5.24% due 10/22/2007 (3)	25,000	24,920
Procter & Gamble International Funding S.C.A. 4.78%-5.23% due 10/16-12/5/07 (3)	133,600	132,773
Prudential Funding, LLC 5.24% due 10/16/2007	20,000	19,953
Target Corp. 4.77% due 10/29/2007	35,605	35,468
Three Pillars Funding, LLC 5.30% due 10/1/2007 (3)	25,000	24,989
United Technologies Corp. 4.73%-4.76% due 10/24-10/31/2007 (3)	35,900	35,766
Variable Funding Capital Corp. 5.90% due 10/4-10/26/2007 (3)	92,500	92,331
Wal-Mart Stores Inc. 4.72%-5.215% due 10/2-12/18/2007 (3)	215,500	213,731

Total short-term securities (cost: $2,172,661,000)		2,172,614

Total investment securities (cost: $24,043,074,000)		31,387,803
Other assets less liabilities		102,848

Net assets		$31,490,651

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)	Security did not produce income during the last 12 months.

(2)	Represents an affiliated company as defined under the Investment Company Act of 1940.

(3)	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,532,168,000 which represented 4.87% of the net assets of the fund.

(4)	Valued under fair value procedures adopted by authority of the board of trustees.

The total value of all such securities was $99,331,000.
ADR = American Depositary Receipts

Statement of Investments
September 30, 2007 (Unaudited)
American Funds NVIT Growth-Income Fund

	Shares	Value
MUTUAL FUNDS (97.4%)
Equity Fund (97.4%)
American Funds Growth Income Fund	599,403	$27,284,823

Total Investments (Cost $26,605,505)(a) — 97.4%		27,284,823

Other assets in excess of liabilities — 2.6%		719,437

NET ASSETS — 100.0%		$28,004,260

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

American Funds Insurance Series Growth Income Fund
Investment portfolio, September 30, 2007
(unaudited)

		Market
		value
Common stocks - 91.38%	Shares	(000)
3M Co.	1,200,000	$112,296
Abbott Laboratories	4,456,800	238,974
Advanced Micro Devices, Inc. (1)	2,000,000	26,400
Aetna Inc.	5,700,000	309,339
Air Products and Chemicals, Inc.	2,660,000	260,042
Allied Waste Industries, Inc. (1)	2,536,800	32,344
Allstate Corp.	635,000	36,316
Altera Corp.	700,000	16,856
Altria Group, Inc.	2,725,000	189,469
American Electric Power Co., Inc.	67,900	3,129
American International Group, Inc.	8,200,000	554,730
Amgen Inc. (1)	5,662,200	320,311
Analog Devices, Inc.	1,750,000	63,280
Applied Materials, Inc.	2,000,000	41,400
ASML Holding NV (1)	1,000,000	33,157
AstraZeneca PLC (ADR)	678,400	33,967
AstraZeneca PLC (Sweden)	242,000	12,145
AT&T Inc.	7,122,325	301,346
Automatic Data Processing, Inc.	1,455,000	66,828
Avery Dennison Corp.	3,635,000	207,268
Avon Products, Inc.	6,002,400	225,270
Baker Hughes Inc.	2,659,000	240,294
Banco Santander, SA	3,750,000	72,892
Bank of America Corp.	8,085,000	406,433
Bank of New York Mellon Corp.	3,372,655	148,869
Barrick Gold Corp.	2,550,000	102,714
Best Buy Co., Inc.	3,900,000	179,478
Biogen Idec Inc. (1)	1,800,000	119,394
Boston Scientific Corp. (1)	2,768,324	38,618
BP PLC	7,500,000	87,002
Bristol-Myers Squibb Co.	9,260,000	266,873
Capital One Financial Corp.	3,350,000	222,540
Cardinal Health, Inc.	4,450,000	278,259
Carnival Corp., units	3,982,100	192,853
Carnival PLC	2,750,000	131,201
Chevron Corp.	2,563,200	239,865
CIGNA Corp.	3,000,000	159,870
Cisco Systems, Inc. (1)	16,840,000	557,572
Citigroup Inc.	11,240,000	524,571
ConAgra Foods, Inc.	2,500,000	65,325
ConocoPhillips	1,000,000	87,770
Countrywide Financial Corp.	6,400,000	121,664
Covidien Ltd. (1)	2,286,325	94,882
Credit Suisse Group	295,454	19,621
Dell Inc. (1)	2,400,000	66,240
Devon Energy Corp.	1,340,000	111,488
Dominion Resources, Inc.	1,250,000	105,375
Duke Energy Corp.	665,000	12,429
E.I. du Pont de Nemours and Co.	1,300,000	64,428
Eli Lilly and Co.	2,735,000	155,704
Embarq Corp.	57,500	3,197
EMC Corp. (1)	3,875,000	80,600
Emerson Electric Co.	1,400,000	74,508
EOG Resources, Inc.	1,300,000	94,029
Exelon Corp.	1,935,000	145,821
Expedia, Inc. (1)	3,000,000	95,640
Exxon Mobil Corp.	1,150,000	106,444
Fannie Mae	10,588,500	643,887
FirstEnergy Corp.	650,000	41,171
Flextronics International Ltd. (1)	20,500,000	229,190
FoxHollow Technologies, Inc. (1)	145,000	3,828
FPL Group, Inc.	600,000	36,528
Freddie Mac	2,735,200	161,404
Genentech, Inc. (1)	1,910,000	149,018
General Dynamics Corp.	2,100,000	177,387
General Electric Co.	15,800,000	654,120
Gentex Corp.	3,000,000	64,320

		Market
		value
Common stocks - 91.38%	Shares	(000)
Genworth Financial, Inc., Class A	1,800,000	55,314
Google Inc., Class A (1)	675,000	382,907
Halliburton Co.	6,030,000	231,552
Harley-Davidson, Inc.	1,950,000	90,109
Hess Corp.	1,000,000	66,530
Hewlett-Packard Co.	7,800,000	388,362
Home Depot, Inc.	600,000	19,464
Hoya Corp.	2,550,000	87,096
HSBC Holdings PLC (United Kingdom) (ADR)	1,086,050	100,568
Husky Energy Inc.	1,900,000	79,326
Illinois Tool Works Inc.	1,180,600	70,411
Ingersoll-Rand Co. Ltd., Class A	1,290,000	70,266
Intel Corp.	20,245,000	523,536
International Business Machines Corp.	3,725,000	438,805
International Paper Co.	1,950,000	69,947
Jabil Circuit, Inc.	1,000,000	22,840
Johnson & Johnson	200,000	13,140
JPMorgan Chase & Co.	4,147,900	190,057
Kellogg Co.	1,378,300	77,185
Kimberly-Clark Corp.	280,000	19,673
KLA-Tencor Corp.	1,000,000	55,780
Kohl’s Corp. (1)	428,800	24,583
Kraft Foods Inc., Class A	3,025,000	104,393
Linear Technology Corp.	3,500,000	122,465
Lockheed Martin Corp.	600,000	65,094
L’Oréal SA	820,000	107,585
Lowe’s Companies, Inc.	16,960,000	475,219
Magna International Inc., Class A	2,295,100	221,041
Marathon Oil Corp.	4,200,000	239,484
Marsh & McLennan Companies, Inc.	2,955,000	75,352
Mattel, Inc.	1,400,000	32,844
Maxim Integrated Products, Inc.	2,700,000	79,245
McKesson Corp.	300,000	17,637
MeadWestvaco Corp.	258,200	7,625
Medco Health Solutions, Inc. (1)	1,400,000	126,546
Medtronic, Inc.	4,450,000	251,024
Merck & Co., Inc.	3,500,000	180,915
MGIC Investment Corp.	1,055,000	34,087
Microchip Technology Inc.	820,000	29,782
Micron Technology, Inc. (1)	3,500,000	38,850
Microsoft Corp.	18,705,000	551,049
Molson Coors Brewing Co., Class B	2,215,000	220,769
Monsanto Co.	633,000	54,273
Motorola, Inc.	8,612,500	159,590
Murphy Oil Corp.	2,000,000	139,780
Nestlé SA	250,000	112,328
Newmont Mining Corp.	1,650,000	73,804
News Corp., Class A	9,515,200	209,239
Nokia Corp.	11,590,000	440,650
Nokia Corp. (ADR)	1,670,300	63,355
Norfolk Southern Corp.	3,326,500	172,679
Novo Nordisk A/S, Class B	1,000,000	120,733
Oracle Corp. (1)	39,355,000	852,036
PepsiCo, Inc.	4,850,000	355,311
Petro-Canada	2,600,000	149,458
Pfizer Inc	5,260,000	128,502
Pitney Bowes Inc.	1,552,200	70,501
Public Service Enterprise Group Inc.	800,000	70,392
Qwest Communications International Inc. (1)	20,710,200	189,705
Roche Holding AG	1,613,000	292,529
Ross Stores, Inc.	1,000,000	25,640
Royal Caribbean Cruises Ltd.	2,770,000	108,113
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	164,360
Royal Dutch Shell PLC, Class B	139,816	5,750
Royal Dutch Shell PLC, Class B (ADR)	1,480,391	121,540
Samsung Electronics Co., Ltd.	205,154	128,950
Sanmina-SCI Corp. (1)	2,250,000	4,770
Sara Lee Corp.	5,000,000	83,450
Schering-Plough Corp.	5,294,800	167,475
Schlumberger Ltd.	5,825,000	611,625
Seagate Technology	3,900,000	99,762
Sealed Air Corp.	1,420,000	36,295
SLM Corp.	2,972,500	147,644
Smith & Nephew PLC	7,639,700	93,307
Solectron Corp. (1)	6,000,000	23,400
Southwest Airlines Co.	10,945,000	161,986

		Market
		value
Common stocks - 91.38%	Shares	(000)
Sprint Nextel Corp., Series 1	11,824,700	224,669
St. Jude Medical, Inc. (1)	2,500,000	110,175
Symantec Corp. (1)	4,600,000	89,148
Taiwan Semiconductor Manufacturing Co. Ltd.	46,082,875	89,821
Target Corp.	5,760,700	366,208
Telephone and Data Systems, Inc.	2,850,700	190,284
Telephone and Data Systems, Inc., Special Common Shares	2,300,900	142,656
Texas Instruments Inc.	4,700,000	171,973
Time Warner Inc.	16,800,000	308,448
Toyota Motor Corp.	200,000	11,815
Travelers Companies, Inc.	826,900	41,626
Tyco Electronics Ltd. (1)	1,415,050	50,135
Tyco International Ltd.	2,736,325	121,328
United Parcel Service, Inc., Class B	3,800,000	285,380
United Technologies Corp.	4,075,000	327,956
UnitedHealth Group Inc.	2,160,000	104,609
Verizon Communications Inc.	1,500,000	66,420
VF Corp.	800,000	64,600
Vivendi SA	2,600,000	109,753
Wachovia Corp.	1,330,419	66,721
Walgreen Co.	3,318,800	156,780
Wal-Mart Stores, Inc.	3,820,000	166,743
Walt Disney Co.	3,000,000	103,170
Washington Mutual, Inc.	2,440,550	86,176
Waste Management, Inc.	2,150,000	81,141
WellPoint, Inc. (1)	1,000,000	78,920
Wells Fargo & Co.	920,000	32,770
Western Union Co.	1,650,000	34,601
Weyerhaeuser Co.	750,000	54,225
Wm. Wrigley Jr. Co.	1,800,000	115,614
Xilinx, Inc.	4,000,000	104,560
XL Capital Ltd., Class A	1,380,000	109,296
XM Satellite Radio Holdings Inc., Class A (1)	5,100,000	72,267
Yahoo! Inc. (1)	12,270,000	329,327
Other common stocks in initial period of acquisition		999,172

Total common stocks (cost: $20,879,001,000)		27,886,059

	Principal
	amount
Convertible securities - 0.10%	(000)
CONSUMER DISCRETIONARY — 0.10%
Ford Motor Co. 4.25% convertible notes 2036	$25,000	29,344

Total convertible securities (cost: $27,484,000)		29,344

	Principal
	amount
Bonds & notes - 0.04%	(000)
CONSUMER DISCRETIONARY — 0.04%
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	13,300	13,400

Total bonds & notes (cost: $12,583,000)		13,400

	Principal
	amount
Short-term securities - 8.31%	(000)
Federal Home Loan Bank 4.565%-5.13% due 10/5/2007-3/14/2008	311,500	309,855
Freddie Mac 4.83%-5.115% due 10/19-11/26/2007	242,775	241,721
Wal-Mart Stores Inc. 4.72%-5.215% due 10/2-12/26/2007 (2)	234,700	233,320
Procter & Gamble International Funding S.C.A 4.75%-5.23% due 10/16-12/18/2007 (2)	182,800	181,501
Variable Funding Capital Corp. 5.07%-5.90% due 10/4-11/2/2007 (2)	137,900	137,519
Park Avenue Receivables Co., LLC 5.14%-5.55% due 10/22-11/26/2007 (2)	79,400	78,778

	Principal
	amount
Short-term securities - 8.31%	(000)
JPMorgan Chase & Co. 4.95% due 3/24/2008	50,000	48,756
Citigroup Funding Inc. 5.245% due 10/30/2007	60,000	59,730
CAFCO, LLC 5.05% due 12/20/2007 (2)	50,000	49,392
AT&T Inc. 4.75% due 10/31-12/4/2007 (2)	103,500	102,811
Honeywell International Inc. 5.00%-5.27% due 10/12-11/20/2007 (2)	100,000	99,345
FCAR Owner Trust I 5.26%-5.28% due 10/15/2007	92,900	92,683
Fannie Mae 4.65%-5.14% due 10/17-11/7/2007	85,081	84,745
Abbott Laboratories 4.75%-5.20% due 10/24-10/26/2007 (2)	81,700	81,417
NetJets Inc. 4.75%-5.23% due 10/23-11/19/2007 (2)	75,300	74,944
Coca-Cola Co. 4.72%-5.25% due 12/3-12/14/2007 (2)	68,100	67,405
American General Finance Corp. 5.20% due 10/3/2007	35,000	34,985
International Lease Finance Corp. 5.23% due 10/22-10/30/2007	25,270	25,177
Hewlett-Packard Co. 4.75%-4.83% due 10/26-12/12/2007 (2)	52,400	52,076
Private Export Funding Corp. 4.75%-5.20% due 10/12/2007-1/25/2008 (2)	52,000	51,530
General Electric Capital Services, Inc. 5.24% due 10/18/2007	50,000	49,871
Target Corp. 4.75%-4.77% due 10/29-10/30/2007	50,000	49,805
Bank of America Corp. 5.45% due 12/14/2007	50,000	49,457
Three Pillars Funding, LLC 5.20%-5.60% due 10/1-10/15/2007 (2)	35,400	35,349
Paccar Financial Corp. 5.21% due 10/11/2007	32,600	32,548
Johnson & Johnson 4.98% due 10/23/2007 (2)	30,990	30,891
McCormick & Co., Inc. 5.17% due 11/30/2007 (2)	30,000	29,735
Federal Farm Credit Banks 4.88% due 10/22/2007	25,000	24,925
Caterpillar Financial Services Corp. 5.20% due 10/2/2007	24,375	24,368
E.I. duPont de Nemours and Co. 5.23% due 10/12/2007 (2)	20,000	19,965
Prudential Funding, LLC 5.24% due 10/16/2007	20,000	19,953
John Deere Capital Corp. 5.21% due 10/23/2007 (2)	20,000	19,933
IBM Corp. 5.13% due 10/31/2007 (2)	16,300	16,228
Brown-Forman Corp. 4.80% due 10/16/2007 (2)	15,000	14,968
Illinois Tool Works Inc. 4.75% due 10/1/2007	11,700	11,695

Total short-term securities (cost: $2,537,450,000)		2,537,381

Total investment securities (cost: $23,456,518,000)		30,466,184
Other assets less liabilities		51,453

Net assets		$30,517,637
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)	Security did not produce income during the last 12 months.

(2)	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,377,107,000 which represented 4.51% of the net assets of the fund.
ADR = American Depositary Receipts

Statement of Investments
September 30, 2007 (Unaudited)
American Funds NVIT Global Growth Fund

	Shares	Value
MUTUAL FUNDS (99.8%)
Equity Fund (99.8%)
American Funds Global Growth Fund	3,473,056	$88,423,998

Total Investments (Cost $80,524,825)(a) — 99.8%		88,423,998
Other assets in excess of liabilities — 0.2%		138,046

NET ASSETS — 100.0%		$88,562,044

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

American Funds Insurance Series Global Growth Fund
Investment portfolio, September 30, 2007
unaudited

		Market
		value
Common stocks - 85.98%	Shares	(000)
adidas AG	278,000	$18,237
Advanced Micro Devices, Inc. (1)	2,600,000	34,320
AEON Credit Service (Asia) Co. Ltd.	1,000,000	10,761
Aetna Inc.	400,000	21,708
AFLAC Inc.	336,000	19,165
Aisin Seiki Co., Ltd.	475,000	18,997
Akzo Nobel NV	258,000	21,267
Alcoa Inc.	183,100	7,163
Allianz SE	242,000	56,547
ALSTOM SA	106,400	21,633
Altera Corp.	550,000	13,244
Altria Group, Inc.	125,000	8,691
América Móvil, SAB de CV, Series L (ADR)	585,000	37,440
Aristocrat Leisure Ltd.	1,949,756	24,031
Asahi Glass Co., Ltd.	826,000	11,119
ASML Holding NV (1)	125,000	4,145
ASML Holding NV (New York registered) (1)	771,800	25,361
AstraZeneca PLC (Sweden)	91,005	4,567
AstraZeneca PLC (United Kingdom)	57,000	2,853
Avon Products, Inc.	945,800	35,496
AXA SA	238,000	10,651
Baker Hughes Inc.	250,000	22,592
Banco Santander, SA	1,461,914	28,416
Bank of Nova Scotia	140,000	7,368
Barrick Gold Corp.	408,594	16,442
Bausch & Lomb Inc.	195,000	12,480
Bayer AG, non-registered shares	250,000	19,901
Best Buy Co., Inc.	235,000	10,815
Bidvest Group Ltd.	754,500	14,912
BOC Hong Kong (Holdings) Ltd.	2,216,000	5,618
Bumiputra-Commerce Holdings Bhd.	5,675,000	17,833
Burberry Group PLC	1,870,000	25,114
C&C Group PLC	1,170,000	9,677
Canadian Natural Resources, Ltd.	466,700	35,520
Carnival Corp., units	1,125,000	54,484
Carnival PLC	107,500	5,129
Chartered Semiconductor Manufacturing Ltd (1)	6,009,000	4,410
Chugai Pharmaceutical Co., Ltd.	263,100	4,349
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	44,000	3,115
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	246,000	17,990
Cie. de Saint-Gobain	69,000	7,202
Cie. Financière Richemont AG, Class A, units	115,000	7,622
CIGNA Corp.	555,000	29,576
Cisco Systems, Inc. (1)	1,346,500	44,583
Citigroup Inc.	500,000	23,335
Citizen Holdings Co., Ltd.	2,275,000	22,915
CLP Holdings Ltd.	2,430,000	16,825
Coca-Cola Co.	360,000	20,689
Commerzbank U.S. Finance, Inc.	552,500	22,369
Cosan Ltd., Class A (1)	2,600,000	33,540
Countrywide Financial Corp.	795,000	15,113
Dell Inc. (1)	300,000	8,280

		Market
		value
Common stocks - 85.98%	Shares	(000)
Deutsche Post AG	2,084,700	60,649
DSG International PLC	3,466,929	9,567
E.ON AG	142,800	26,405
Elpida Memory, Inc. (1)	210,000	7,722
ENI SpA	300,000	11,119
Erste Bank der oesterreichischen Sparkassen AG	288,480	21,989
Esprit Holdings Ltd.	2,100,500	33,385
First Quantum Minerals Ltd.	121,600	11,954
France Télécom SA	185,000	6,197
Freeport-McMoRan Copper & Gold Inc.	255,000	26,747
General Electric Co.	2,375,455	98,344
Gold Fields Ltd.	763,100	13,820
GOME Electrical Appliances Holding Ltd.	21,686,000	42,589
Google Inc., Class A (1)	30,000	17,018
Groupe Danone SA	145,000	11,414
Grupo Televisa, SAB, ordinary participation certificates (ADR)	460,000	11,118
H & M Hennes & Mauritz AB, Class B	376,000	23,864
Harman International Industries, Inc.	100,000	8,652
Holcim Ltd.	100,000	11,048
Hon Hai Precision Industry Co., Ltd.	3,862,692	29,121
Honda Motor Co., Ltd.	268,800	9,040
HSBC Holdings PLC (United Kingdom)	500,000	9,245
Hynix Semiconductor Inc. (1)	507,000	17,347
Hyundai Motor Co.	119,973	9,692
ICICI Bank Ltd.	837,300	22,435
ICICI Bank Ltd. (ADR)	308,750	16,277
Illinois Tool Works Inc.	465,000	27,733
Imperial Oil Ltd.	257,928	12,805
Industrial and Commercial Bank of China Ltd., Class H	19,500,000	13,677
ING Groep NV, depository receipts	347,422	15,424
International Business Machines Corp.	600,000	70,680
Intuitive Surgical, Inc. (1)	35,700	8,211
IOI Corp. Bhd.	7,980,000	14,179
K+S AG	167,000	30,618
KBR, Inc. (1)	1,455,000	56,410
KDDI Corp.	2,096	15,560
Kesa Electricals PLC	2,473,400	13,916
Kimberly-Clark de México, SAB de CV, Class A	1,540,000	7,022
KLA-Tencor Corp.	37,921	2,115
Kohl’s Corp. (1)	625,000	35,831
Koninklijke Ahold NV (1)	1,501,600	22,699
Koninklijke KPN NV	5,075,830	88,094
Kookmin Bank	366,310	30,513
Limited Brands, Inc.	200,000	4,578
livedoor holdings Co., Ltd. (1) (2)	64,000	4,461
Lloyds TSB Group PLC	1,000,000	11,089
Lowe’s Companies, Inc.	1,415,000	39,648
Macquarie Bank Ltd.	829,282	62,061
Macquarie Infrastructure Group	6,967,570	19,276
Marsh & McLennan Companies, Inc.	800,000	20,400
Mentor Corp.	325,000	14,966
Merck & Co., Inc.	150,000	7,754
METRO AG	127,500	11,517
Michael Page International PLC	1,995,000	16,822
Microsoft Corp.	3,542,000	104,347
Mitsui Sumitomo Insurance Co., Ltd.	350,000	4,114
Mitsui Trust Holdings, Inc.	1,730,000	13,506
Mizuho Financial Group, Inc.	8,000	45,657
MoneyGram International, Inc.	975,000	22,025
Motorola, Inc.	1,175,000	21,773
Murata Manufacturing Co., Ltd.	175,000	12,625

		Market
		value
Common stocks - 85.98%	Shares	(000)
Nestlé SA	20,000	8,986
Newmont Mining Corp.	500,000	22,365
News Corp., Class A	1,583,407	34,819
Nikon Corp.	301,000	10,359
Nitto Denko Corp.	396,400	18,444
Nokia Corp.	932,000	35,435
Nokia Corp. (ADR)	300,000	11,379
Norsk Hydro ASA	425,000	18,483
Nortel Networks Corp. (1)	900,000	15,282
Novo Nordisk A/S, Class B	727,600	87,846
NTPC Ltd.	16,200,649	79,246
NTT DoCoMo, Inc.	23,500	33,580
OAO Severstal (GDR)	574,600	12,181
Oil & Natural Gas Corp. Ltd.	577,500	13,955
Oracle Corp. (1)	1,650,000	35,723
Parmalat Spa	4,790,000	17,009
Peabody Energy Corp.	300,000	14,361
PepsiCo, Inc.	337,000	24,689
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	200,000	15,100
Pfizer Inc	1,000,000	24,430
Pharmaceutical Product Development, Inc.	544,350	19,292
Potash Corp. of Saskatchewan Inc.	180,000	19,026
PPG Industries, Inc.	300,000	22,665
Procter & Gamble Co.	215,000	15,123
Public Power Corp. SA	794,800	31,510
Qwest Communications International Inc. (1)	1,000,000	9,160
Randstad Holding NV	359,000	19,409
Reliance Industries Ltd.	1,700,298	98,547
ResMed Inc (1)	267,000	11,446
Rhön-Klinikum AG	301,600	9,656
Roche Holding AG	293,500	53,228
Rohm Co., Ltd.	98,000	8,667
Royal Dutch Shell PLC, Class B	574,666	23,634
Royal Dutch Shell PLC, Class B (ADR)	139,643	11,465
RWE AG	100,000	12,578
Ryanair Holdings PLC (ADR) (1)	703,100	29,186
SABMiller PLC	500,000	14,227
Samsung Electronics Co., Ltd.	121,440	76,331
Schlumberger Ltd.	260,000	27,300
SET India Ltd. (1) (2) (3)	16,148	1,666
Seven & I Holdings Co., Ltd.	479,600	12,348
Shire PLC (ADR)	250,000	18,495
Siemens AG	213,000	29,288
SK Energy Co., Ltd. (1)	88,706	15,515
SK Holdings Co. Ltd.	4,208	897
Smith & Nephew PLC	4,019,300	49,090
Société Générale	260,700	43,752
SOFTBANK CORP.	2,193,300	40,514
Sompo Japan Insurance Inc.	2,940,000	33,763
Sprint Nextel Corp., Series 1	2,001,750	38,033
St. George Bank Ltd.	355,000	11,140
STMicroelectronics NV	2,410,000	40,521
Stryker Corp.	200,000	13,752
SUEZ SA	550,000	32,394
Sumitomo Mitsui Financial Group, Inc.	1,966	15,331
Sun Hung Kai Properties Ltd.	1,812,000	30,549
Suzlon Energy Ltd.	1,183,800	43,324
Suzuki Motor Corp.	313,000	9,273
Taiwan Semiconductor Manufacturing Co. Ltd.	3,604,633	7,026
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	713,468	7,220
Target Corp.	370,000	23,521

		Market
		value
Common stocks - 85.98%	Shares	(000)
Telefónica, SA	863,199	24,165
Telekom Austria AG, non-registered shares	1,033,200	27,038
Tesco PLC	1,430,000	12,840
Texas Instruments Inc.	250,000	9,148
Toyota Motor Corp.	242,500	14,326
Türkiye Is Bankasi AS, Class C	4,555,000	27,608
Tyco Electronics Ltd.	366,250	12,976
Tyco International Ltd.	366,250	16,239
UCB SA	490,020	28,917
UniCredito Italiano SpA	1,125,000	9,626
Unilever NV, depository receipts	1,084,000	33,469
United Parcel Service, Inc., Class B	75,000	5,632
United Technologies Corp.	245,000	19,718
UnitedHealth Group Inc.	500,000	24,215
UPM-Kymmene Corp.	1,090,000	26,363
Venture Corp. Ltd.	1,300,000	14,443
Veolia Environnement	425,900	36,680
Viacom Inc., Class B (1)	352,000	13,717
Virgin Media Inc. (1)	1,544,000	37,473
Vodafone Group PLC	7,131,250	25,729
Vodafone Group PLC (ADR)	700,000	25,410
Wal-Mart de México, SAB de CV, Series V (ADR)	200,000	7,350
Wal-Mart Stores, Inc.	300,000	13,095
WellPoint, Inc. (1)	100,000	7,892
Westfield Group	458,603	8,824
Weyerhaeuser Co.	200,000	14,460
Woolworths Ltd.	608,483	16,030
Xilinx, Inc.	440,000	11,502
Yahoo! Inc. (1)	725,000	19,459
Yamaha Corp.	600,000	13,462
Yue Yuen Industrial (Holdings) Ltd.	5,509,500	16,485
Other common stocks in initial period of acquisition		149,166

Total common stocks (cost: $3,512,416,000)		4,731,465

	Principal
	amount
Short-term securities - 14.65%	(000)
Federal Home Loan Bank 4.73%-5.10% due 11/9-12/14/2007	$67,700	67,220
UBS Finance (Delaware) LLC 5.005%-5.47% due 11/13/2007	48,150	47,815
Total Capital SA 5.30%-5.40% due 10/1-10/4/2007 (3)	44,400	44,384
Bank of Ireland 5.27%-5.63% due 10/11-11/7/2007 (3)	44,400	44,196
AstraZeneca PLC 4.91% due 11/19/2007 (3)	41,100	40,820
BMW U.S. Capital LLC 5.22% due 10/3-10/12/2007 (3)	40,000	39,956
Thunder Bay Funding, LLC 5.17%-5.20% due 10/19-10/26/2007 (3)	33,500	33,381
Procter & Gamble International Funding S.C.A. 5.24% due 10/15/2007 (3)	31,400	31,330
Park Avenue Receivables Co., LLC 6.20% due 11/15/2007 (3)	25,000	24,815
Jupiter Securitization Co., LLC 5.50% due 10/17/2007 (3)	4,700	4,688
Toronto-Dominion Holdings USA Inc. 5.625% due 10/9/2007 (3)	27,600	27,561
ING (U.S.) Funding LLC 5.56% due 11/5/2007	27,600	27,446
Swedbank Mortgage AB 5.10% due 11/21/2007	26,300	26,106
BASF AG 4.77%-5.38% due 10/31-12/7/2007 (3)	26,000	25,848
Electricité de France 5.30% due 10/4/2007	25,000	24,985
Canadian Imperial Holdings Inc. 5.66% due 10/5/2007	25,000	24,980
CBA (Delaware) Finance Inc. 5.67% due 11/6/2007	25,000	24,854
Variable Funding Capital Corp. 6.00% due 11/6/2007 (3)	25,000	24,846

	Principal
	amount
Short-term securities - 14.65%	(000)
Danske Corp. 5.63% due 11/13/2007 (3)	25,000	24,825
BP Capital Markets America Inc. 4.77% due 11/26/2007 (3)	25,000	24,801
Westpac Banking Corp. 5.54% due 12/13/2007 (3)	25,000	24,734
Allied Irish Banks N.A. Inc. 5.245% due 10/9/2007 (3)	20,000	19,974
Unilever Capital Corp. 5.33% due 11/13/2007 (3)	20,000	19,859
Statoil ASA 4.86% due 11/19/2007 (3)	19,925	19,791
Alcon Capital Corp. 5.24% due 10/10/2007 (3)	19,700	19,671
GlaxoSmithKline Finance PLC 4.77% due 12/18/2007 (3)	18,950	18,734
Abbott Laboratories 5.23% due 10/11/2007 (3)	12,600	12,580
Barton Capital LLC 5.25% due 10/18/2007 (3)	10,000	9,974
Coca-Cola Co. 5.24% due 10/15/2007 (3)	9,000	8,980
Paccar Financial Corp. 5.30% due 11/8/2007	9,000	8,945
Dexia Delaware LLC 5.46% due 10/2/2007	8,400	8,397

Total short-term securities (cost: $806,481,000)		806,496

Total investment securities (cost: $4,318,897,000)		5,537,961
Other assets less liabilities		-34,866

Net assets		$5,503,095
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)	Security did not produce income during the last 12 months.

(2)	Valued under fair value procedures adopted by authority of the board of trustees.

The total value of all such securities was $6,127,000.

(3)	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $547,414,000 which represented 9.95% of the net assets of the fund.
ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Statement of Investments
September 30, 2007 (Unaudited)
American Funds NVIT Asset Allocation Fund

	Shares	Value
MUTUAL FUNDS (99.7%)
Equity Fund (99.7%)
American Funds Asset Allocation Fund	20,677,752	$403,216,162

Total Investments (Cost $383,042,027)(a) — 99.7%		403,216,162
Other assets in excess of liabilities — 0.3%		1,304,632

NET ASSETS — 100.0%		$404,520,794

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

American Funds Insurance Series Asset Allocation Fund
Investment portfolio, September 30, 2007

		unaudited

		Market
		value
COMMON STOCKS - 69.21%	Shares	(000)

Abbott Laboratories	1,300,000	69,706
Alcoa Inc.	1,500,000	58,680
Allied Irish Banks, PLC	1,815,000	44,002
Altria Group, Inc.	2,300,000	159,919
American Tower Corp., Class A (3)	7,045	307
Amgen Inc. (3)	750,000	42,427
AMP Ltd.	4,925,000	46,028
AMR Corp. (3)	1,000,000	22,290
Arch Coal, Inc.	1,000,000	33,740
AT&T Inc.	400,000	16,924
Avnet, Inc. (3)	1,400,000	55,804
Baker Hughes Inc.	200,000	18,074
Bank of America Corp.	1,250,000	62,838
Bank of New York Mellon Corp.	1,200,000	52,968
Berkshire Hathaway Inc., Class A (3)	120	14,221
Best Buy Co., Inc.	1,705,350	78,480
BHP Billiton Ltd.	4,615,000	182,304
Boeing Co.	1,650,000	173,233
Bristol-Myers Squibb Co.	2,000,000	57,640
C&C Group PLC	4,327,519	35,795
Cameco Corp.	1,042,800	48,191
Cardinal Health, Inc.	80,200	5,015
Carnival Corp., units	1,200,000	58,116
CDW Corp. (3)	300,000	26,160
Chevron Corp.	1,584,328	148,261
Cisco Systems, Inc. (3)	3,000,000	99,330
Citigroup Inc.	1,700,000	79,339
CNX Gas Corp. (2) (3)	125,000	3,596
Coca-Cola Co.	1,550,000	89,078
COLT Telecom Group SA (3)	51,200	178
Commerce Bancorp, Inc.	1,000,000	38,780
CONSOL Energy Inc.	395,000	18,407
DataPath, Inc. (2) (3) (4)	1,189,763	5,949
Deere & Co.	640,000	94,989
DigitalGlobe Inc. (2) (3) (4)	1,225,858	4,903
E.I. du Pont de Nemours and Co.	1,000,000	49,560
Eli Lilly and Co.	1,200,000	68,316
Endo Pharmaceuticals Holdings Inc. (3)	2,500,000	77,525
Energy XXI (Bermuda) Ltd. (2) (3)	1,108,618	5,765
EOG Resources, Inc.	150,000	10,850
Fannie Mae	4,370,000	265,740
FedEx Corp.	125,000	13,094
Fortune Brands Inc.	500,000	40,745
Freddie Mac	1,450,000	85,565
General Electric Co.	2,250,000	93,150
Google Inc., Class A (3)	20,000	11,345
Grafton Group PLC, units (3)	1,760,000	19,713
Hewlett-Packard Co.	1,500,000	74,685
Intel Corp.	2,500,000	64,650
International Business Machines Corp.	800,000	94,240
ITT Corp.	200,000	13,586
Johnson & Johnson	1,300,000	85,410
Johnson Controls, Inc.	800,000	94,488
JPMorgan Chase & Co.	1,500,000	68,730
KDDI Corp.	3,400	25,240
KGen Power Corp. (2) (3) (4)	1,339,516	25,451
Kohl’s Corp. (3)	900,000	51,597
Kyocera Corp.	380,000	35,659
Lowe’s Companies, Inc.	4,110,000	115,162
Magna International Inc., Class A	320,000	30,819
Marathon Oil Corp.	1,200,000	68,424
Marshall & Ilsley Corp.	1,000,000	43,770
Medtronic, Inc.	2,450,000	138,205
MGM Mirage, Inc. (3)	300,000	26,832
Microsoft Corp.	6,350,000	187,071
Mitsubishi Corp.	2,000,000	63,431
Murphy Oil Corp.	200,000	13,978
Newmont Mining Corp.	2,365,000	105,787
Nokia Corp. (ADR)	3,360,000	127,445
Oracle Corp. (3)	3,000,000	64,950

		Market
		value
COMMON STOCKS - 69.21%	Shares	(000)

PepsiCo, Inc.	1,000,000	73,260
Petro-Canada	2,150,000	123,590
Pinnacle Entertainment, Inc. (3)	1,575,000	42,887
Raytheon Co.	1,040,000	66,373
Reliant Energy, Inc. (3)	3,250,000	83,200
Rio Tinto PLC	727,572	62,880
Roche Holding AG	271,780	49,289
Rosetta Resources Inc. (1) (2) (3)	2,970,000	54,470
Schering-Plough Corp.	1,000,000	31,630
Schlumberger Ltd.	2,059,800	216,279
Société Générale	350,000	58,738
Sprint Nextel Corp., Series 1	3,300,000	62,700
Suncor Energy Inc.	1,965,871	187,043
T. Rowe Price Group, Inc.	600,000	33,414
Target Corp.	1,150,000	73,106
Telephone and Data Systems, Inc., Special Common Shares	575,000	35,650
Toyota Motor Corp.	180,000	10,634
UAL Corp. (3)	1,002,469	46,645
Verizon Communications Inc.	1,200,000	53,136
Vodafone Group PLC	20,000,000	72,156
Wells Fargo & Co.	1,000,000	35,620
Weyerhaeuser Co.	480,000	34,704
Wyeth	2,100,000	93,555
Yahoo! Inc. (3)	1,500,000	40,260

Other common stocks in initial period of acquisition		395,180

Total common stocks (cost: $4,660,406,000)		6,343,049

		Market
		value
PREFERRED STOCKS - 0.11%	Shares	(000)

Fuji JGB Investment LLC, Series A, 9.87% noncumulative (2) (6)	150,000	153
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative (2) (6)	2,025,000	2,063
MUFG Capital Finance 1 Ltd. 6.346% noncumulative (6)	4,925,000	$4,690
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	60,000	1,507
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative (2) (6)	1,755,000	1,563

Total preferred stocks (cost: $10,236,000)		9,976

		Market
		value
RIGHTS & WARRANTS - 0.00%	Shares	(000)

GT Group Telecom Inc., warrants, expire 2010 (2) (3) (4)	2,250	0

Total rights & warrants (cost: $117,000)		0

	Principal	Market
	amount	value
BONDS & NOTES - 21.08%	(000)	(000)

Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016 (2)	2,500	2,497
Accellent Inc. 10.50% 2013	715	665
Accuride Corp. 8.50% 2015	3,340	3,223
ACIH, Inc. 0%/11.50% 2012 (2) (9)	1,815	1,407
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.626% 2013 (6)	9,860	9,814
AEP Industries Inc. 7.875% 2013	2,440	2,373
AES Corp. 8.75% 2013 (2)	2,200	2,313
AES Corp. 9.375% 2010	112	119
Ainsworth Lumber Co. Ltd. 6.75% 2014	875	569
Ainsworth Lumber Co. Ltd. 7.25% 2012	2,100	1,449
Albertson’s, Inc. 8.00% 2031	2,500	2,550
Alion Science and Technology Corp. 10.25% 2015	840	766
Allied Waste North America, Inc., Series B, 5.75% 2011	750	741
Allied Waste North America, Inc., Series B, 6.125% 2014	750	732
Allied Waste North America, Inc., Series B, 7.375% 2014	2,415	2,439
Allstate Corp., Series B, 6.125% 2067 (6)	3,070	3,015
AMC Entertainment Inc., Series B, 11.00% 2016	2,250	2,407
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019 (5)	664	625

	Principal	Market
	amount	value
BONDS & NOTES - 21.08%	(000)	(000)

American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	890	940
American Cellular Corp., Series B, 10.00% 2011	370	389
American Cellular Corp., Term Loan B, 7.36% 2014 (5) (6)	1,446	1,444
American General Finance Corp., Series J, 6.50% 2017	3,000	3,043
American Media Operations, Inc. 8.875% 2011	1,715	1,509
American Media Operations, Inc., Series B, 10.25% 2009	3,450	3,079
American Tower Corp. 7.00% 2017 (2)	3,875	3,919
American Tower Corp. 7.125% 2012	7,840	8,056
American Tower Corp. 7.50% 2012	250	258
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037 (2) (4)	3,125	3,084
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037 (2) (4)	2,125	2,077
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037 (2) (4)	1,875	1,799
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037 (2) (4)	2,725	2,608
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037 (2) (4)	2,950	2,775
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	2,500	2,517
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	2,750	2,769
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 5.881% 2034 (4) (6)	5,000	4,850
AMH Holdings, Inc. 0%/11.25% 2014 (9)	1,860	1,181
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	1,705	1,816
AOL Time Warner Inc. 7.625% 2031	3,125	3,409
Appalachian Power Co., Series M, 5.55% 2011	1,375	1,373
ARAMARK Corp. 8.50% 2015	1,125	1,153
ARAMARK Corp., Term Loan B, 7.36% 2014 (6) (5)	2,446	2,403
ARAMARK Corp., Term Loan B, Letter of Credit, 7.36% 2014 (5) (6)	175	172
Ashtead Capital, Inc. 9.00% 2016 (2)	900	892
Ashtead Group PLC 8.625% 2015 (2)	1,050	1,026
Assurant, Inc. 5.625% 2014	1,500	1,467
AstraZeneca PLC 5.40% 2012	2,750	2,775
AT&T Corp 8.00% 2031 (6)	2,000	2,441
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,300	2,242
Atlas Copco AB 5.60% 2017 (2)	2,750	2,719
AXA SA 6.379% (undated) (2) (6)	3,000	2,713
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (2) (5)	3,802	3,983
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	16,190	15,711
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033 (6)	1,320	1,320
Barclays Bank PLC 7.434% (undated) (2) (6)	4,640	4,940
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.965% 2034 (6)	2,117	2,082
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	8,250	8,236
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	5,910	5,867
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	7,000	6,855
Beazer Homes USA, Inc. 6.50% 2013	2,230	1,661
Beazer Homes USA, Inc. 6.875% 2015	2,120	1,579
BellSouth Corp. 4.20% 2009	3,000	2,956
Berry Plastics Holding Corp. 10.25% 2016 (4)	3,175	3,127
BNP Paribas 7.195% (undated) (2) (6)	4,000	3,991
BOI Capital Funding (No. 2) LP 5.571% (undated) (2) (4) (6)	4,500	4,178
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	2,180	2,104
Bon-Ton Department Stores, Inc. 10.25% 2014	1,950	1,833
Boyd Gaming Corp. 6.75% 2014	1,100	1,084
Boyd Gaming Corp. 7.125% 2016	2,725	2,650
Boyd Gaming Corp. 7.75% 2012	1,000	1,033
Brandywine Operating Partnership, LP 5.75% 2012	1,000	994
Building Materials Corp. of America 7.75% 2014	2,950	2,684
Burlington Coat Factory Warehouse Corp. 11.125% 2014	2,250	2,115
C10 Capital (SPV) Ltd. 6.722% (undated) (2) (6)	5,585	5,374
C8 Capital (SPV) Ltd. 6.64% (undated) (2) (6)	2,000	1,951
Cablevision Systems Corp., Series B, 8.00% 2012	3,150	3,071
Canadian Natural Resources Ltd. 5.70% 2017	6,000	5,868
CanWest Media Inc., Series B, 8.00% 2012	3,477	3,425
CanWest MediaWorks Inc. 9.25% 2015 (2)	500	508
Capmark Financial Group, Inc. 5.875% 2012 (2)	2,600	2,370
Cardinal Health, Inc. 6.05% 2016 (2)	7,250	7,149
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	2,750	2,759
Carmike Cinemas, Inc., Term Loan B, 8.98% 2012 (5) (6)	469	469
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	2,240	2,279
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	6,250	6,313
Celestica Inc. 7.625% 2013	1,145	1,071
Celestica Inc. 7.875% 2011	1,655	1,601
Centennial Communications Corp. 11.11% 2013 (6)	1,000	1,035
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,475	1,571
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014 (6)	3,600	3,681
Centex Corp. 5.25% 2015	3,285	2,799
Centex Corp. 6.50% 2016	1,090	996
Cervecería Nacional Dominicana, C. por A. 8.00% 2014 (2)	1,000	1,018
Charles Schwab Corp., Series A, 6.375% 2017	2,000	1,989
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014 (2)	2,750	2,778
Charter Communications Operating, LLC, Term Loan Facilities B, Delayed Draw, 7.13% 2014 (5) (6)	3,050	2,955
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	995	1,036
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.625% 2035 (6)	6,823	6,698
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.934% 2036 (6)	766	773

	Principal		Market
	amount		value
BONDS & NOTES - 21.08%	(000)		(000)

Chrysler Financial, First Lien Term Loan, 9.36% 2012 (5) (6)		265	265
Chrysler Financial, Second Lien Term Loan, 11.86% 2013 (5) (6)		1,050	1,036
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012		2,295	2,404
Cisco Systems, Inc. 5.25% 2011		2,375	2,399
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041		1,165	1,150
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048		5,000	4,969
Claire’s Stores, Inc., Term Loan, 7.948% 2013 (5) (6)		1,347	1,263
CNA Financial Corp. 7.25% 2023		1,550	1,606
CoBank ACB 6.294% 2022 (2) (6)		1,750	1,755
Colombia (Republic of) Global 12.00% 2015 (4)	COP	1,990,000	1,111
Columbia (Republic of) Global 9.85% 2027 (4)		1,300,000	656
Comcast Corp. 6.95% 2037		4,000	4,212
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038		6,000	5,657
Constellation Brands, Inc. 7.25% 2017 (2)		5,270	5,296
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019 (5)		704	721
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022 (5)		1,092	1,089
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035		10,018	10,030
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035 (4)		4,127	3,985
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020		5,658	5,502
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.879% 2047 (6)		15,564	15,442
Countrywide Financial Corp. 6.25% 2016		310	281
Countrywide Financial Corp., Series A, 4.50% 2010		150	135
Countrywide Financial Corp., Series B, 5.80% 2012		4,520	4,241
Countrywide Home Loans, Inc., Series L, 3.25% 2008 (5)		725	699
Countrywide Home Loans, Inc., Series L, 4.00% 2011 (5)		120	108
Cox Communications, Inc. 7.875% 2009		4,000	4,185
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011 (2)		879	867
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012 (2)		700	702
Cricket Communications, Inc. 9.375% 2014		1,710	1,744
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035 (2)		3,800	3,733
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036 (2) (4)		1,800	1,771
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036 (2) (4)		700	686
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034		1,174	1,172
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036		5,000	5,163
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034		3,250	3,255
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034		1,735	1,716
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020		2,002	1,947
DAE Aviation Holdings, Inc. 11.25% 2015 (2)		3,200	3,360
DAE Aviation Holdings, Inc., Term Loan B, 9.00% 2014 (5) (6)		1,500	1,500
DaimlerChrysler North America Holding Corp. 7.20% 2009		1,000	1,036
DaimlerChrysler North America Holding Corp. 7.75% 2011		1,000	1,072
Delhaize Group 6.50% 2017 (2)		1,750	1,768
Delphi Corp. 6.50% 2013 (10)		985	888
Developers Diversified Realty Corp. 3.875% 2009		3,000	2,953
Developers Diversified Realty Corp. 5.50% 2015		2,000	1,904
Dex Media, Inc., Series B, 8.00% 2013		1,750	1,772
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031		627	626
Dobson Cellular Systems, Inc. 9.875% 2012		1,250	1,356
Dobson Cellular Systems, Inc., Series B, 8.375% 2011		1,500	1,599
Dobson Communications Corp. 8.875% 2013		1,750	1,872
Dole Food Co., Inc. 7.25% 2010		1,400	1,330
Dole Food Co., Inc. 8.875% 2011		1,360	1,333
Dollarama Group LP and Dollarama Corp. 8.875% 2012		2,650	2,663
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014 (2)		3,250	3,272
DRS Technologies, Inc. 6.625% 2016		850	844
DRS Technologies, Inc. 6.875% 2013		3,050	3,065
DRS Technologies, Inc. 7.625% 2018		1,025	1,051
Drummond Co., Inc. 7.375% 2016 (2)		3,600	3,366
Duane Reade Inc. 9.75% 2011		1,445	1,391
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013		3,278	3,409
E*TRADE Financial Corp. 7.875% 2015		2,560	2,381
E*TRADE Financial Corp. 8.00% 2011		1,575	1,575
Edison Mission Energy 7.00% 2017 (2)		600	594
Edison Mission Energy 7.20% 2019 (2)		650	643
Edison Mission Energy 7.50% 2013		3,725	3,837
Edison Mission Energy 7.625% 2027 (2)		2,325	2,255
Edison Mission Energy 7.75% 2016		1,150	1,196
Education Management LLC and Education Management Finance Corp. 10.25% 2016		2,345	2,439
Education Management LLC and Education Management Finance Corp. 8.75% 2014		450	463
Egypt (Arab Republic of) Treasury Bill 0% 2007 (4)	EGP	16,250	2,885
Egypt (Arab Republic of) Treasury Bill 0% 2007 (4)		4,100	730
Egypt (Arab Republic of) Treasury Bill 0% 2008 (4)		2,900	510
Electronic Data Systems Corp. 7.45% 2029		1,885	1,913
Electronic Data Systems Corp., Series B, 6.50% 2013 (6)		3,500	3,535
Elizabeth Arden, Inc. 7.75% 2014		1,680	1,663
Encore Acquisition Co. 6.00% 2015		2,000	1,815
Enterprise Products Operating LP 6.875% 2033		2,600	2,666
Enterprise Products Operating LP 7.034% 2068 (6)		5,440	4,992
Enterprise Products Operating LP 8.375% 2066 (6)		235	242
EOG Resources, Inc. 5.875% 2017		2,125	2,128

	Principal	Market
	amount	value
BONDS & NOTES - 21.08%	(000)	(000)

Equistar Chemicals, LP 10.125% 2008	1,200	1,245
Esterline Technologies Corp. 6.625% 2017	650	647
Fannie Mae 4.00% 2015	6,131	5,978
Fannie Mae 4.50% 2035	18,427	17,102
Fannie Mae 4.50% 2035	4,306	3,997
Fannie Mae 4.89% 2012 (4)	10,000	9,611
Fannie Mae 5.00% 2018	6,563	6,468
Fannie Mae 5.25% 2012	30,000	30,566
Fannie Mae 5.50% 2017	2,505	2,520
Fannie Mae 5.50% 2020	12,249	12,247
Fannie Mae 5.50% 2033	9,210	9,065
Fannie Mae 5.50% 2033	5,599	5,506
Fannie Mae 5.50% 2036	4,390	4,306
Fannie Mae 5.50% 2037	17,467	17,123
Fannie Mae 6.00% 2021	610	618
Fannie Mae 6.00% 2021	478	484
Fannie Mae 6.00% 2026	3,941	3,966
Fannie Mae 6.00% 2036	19,290	19,326
Fannie Mae 6.00% 2037	43,797	43,878
Fannie Mae 6.00% 2037 (4)	4,836	4,803
Fannie Mae 6.25% 2029	5,375	6,036
Fannie Mae 6.50% 2037	2,231	2,254
Fannie Mae 7.00% 2009	$13	13
Fannie Mae 7.25% 2030	12,000	15,108
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	802	831
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	4,559	4,417
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	928	691
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	3,309	3,385
Federal Agricultural Mortgage Corp. 4.25% 2008	3,000	2,987
Federal Home Loan Bank 5.125% 2013	10,000	10,161
Federal Home Loan Bank 5.625% 2016	17,375	17,855
Federal Realty Investment Trust 6.125% 2007	1,000	1,000
FelCor Lodging LP 8.50% 2011 (6)	2,072	2,196
Fifth Third Capital Trust IV 6.50% 2067 (6)	3,000	2,886
First Data Corp., Term Loan B2, 8.00% 2014 (5) (6)	5,500	5,324
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012 (2)	1,735	1,720
Ford Motor Co. 6.50% 2018	3,007	2,436
Ford Motor Co. 8.875% 2022	1,925	1,665
Ford Motor Credit Co. 7.375% 2009	650	638
Ford Motor Credit Co. 7.375% 2011	2,000	1,918
Freddie Mac 4.875% 2008	1,170	1,171
Freddie Mac 5.00% 2018	2,271	2,237
Freddie Mac 5.00% 2035	3,111	2,977
Freddie Mac 5.25% 2011	30,000	30,744
Freddie Mac 6.00% 2026	22,065	22,214
Freddie Mac 6.00% 2037	29,920	29,960
Freddie Mac 6.00% 2037	1,469	1,471
Freddie Mac 6.50% 2016	872	890
Freddie Mac, Series 3233, Class PA, 6.00% 2036	6,031	6,120
Freddie Mac, Series 3312, Class PA, 5.50% 2037	5,925	5,865
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	833	869
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	2,440	2,641
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,338	3,482
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045 (6)	5,000	5,023
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 6.053% 2019 (2) (4) (6)	3,292	3,234
General Motors Corp. 7.125% 2013	3,105	2,857
Georgia Gulf Corp. 10.75% 2016	545	477
Georgia Gulf Corp. 9.50% 2014	2,330	2,144
Georgia-Pacific Corp. 8.125% 2011	650	663
Georgia-Pacific Corp. 9.50% 2011	650	689
Glen Meadow Pass Through Trust 6.505% 2067 (2) (4) (6)	2,000	1,941
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036	1,000	1,043
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036 (6)	2,000	1,873
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037 (6)	4,250	4,121
Goodman Global Holdings, Inc., Series B, 7.875% 2012	1,210	1,195
Government National Mortgage Assn. 8.50% 2021	57	62
Graphic Packaging International, Inc. 8.50% 2011	680	695
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A-2, 4.112% 2017	4,402	4,341
Grupo Posadas, SA de CV 8.75% 2011 (2)	2,000	2,055
GSAA Home Equity Trust, Series 2006-7, Class AF-5A, 6.205% 2046 (6)	750	735
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	1,870	1,850
GSR Mortgage Loan Trust, Series 2004-6F, Class IVA-1, 5.00% 2019	1,729	1,681
Hanesbrands Inc., Series B, 8.784% 2014 (6)	4,585	4,585
Hawaiian Telcom Communications, Inc. 10.86% 2013 (6)	175	178
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,545	2,615
Hawaiian Telcom Communications, Inc., Term Loan C, 7.45% 2014 (5) (6)	748	727
Hawker Beechcraft 8.50% 2015 (2)	525	538
Hawker Beechcraft 8.875% 2015 (2) (8)	3,865	3,904
Hawker Beechcraft 9.75% 2017 (2)	350	359
HBOS PLC, Series B, 5.92% (undated) (2) (6)	6,500	5,890

	Principal		Market
	amount		value
BONDS & NOTES - 21.08%	(000)		(000)

HCA Inc. 9.625% 2016 (2) (8)		875	936
HCA Inc., Term Loan B, 7.448% 2013 (5) (6)		2,630	2,582
HealthSouth Corp. 10.75% 2016		5,750	6,081
Hertz Corp. 10.50% 2016		2,125	2,306
Home Equity Mortgage Trust, Series 2006-3, Class A-1, 5.472% 2036 (6)		1,051	981
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037 (6)		2,937	2,692
Hospira, Inc. 5.55% 2012		2,395	2,394
Hospitality Properties Trust 6.75% 2013		1,000	1,034
HSBK (Europe) B.V. 7.25% 2017 (2)		2,295	2,043
Hughes Communications, Inc. 9.50% 2014		4,550	4,607
Husky Energy Inc. 6.80% 2037		2,750	2,831
HVB Funding Trust III 9.00% 2031 (2)		1,600	1,845
Idearc Inc. 8.00% 2016		2,625	2,632
iesy Repository GmbH 10.125% 2015		€1,000	1,508
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.531% 2034 (6)		415	411
Indonesia (Republic of) 11.00% 2020	IDR	8,750,000	1,051
Indonesia (Republic of) 12.80% 2021		10,405,000	1,404
Indonesia (Republic of) 12.90% 2022		2,241,000	306
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.909% 2036 (6)		3,514	3,505
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.847% 2036 (6)		2,597	2,543
Intelsat (Bermuda), Ltd. 8.25% 2013		1,855	1,892
Intelsat Corp. 9.00% 2016		1,750	1,811
International Coal Group, Inc. 10.25% 2014		1,250	1,206
International Lease Finance Corp. 4.35% 2008		1,500	1,483
Iron Mountain Inc. 6.625% 2016		980	921
Iron Mountain Inc. 7.75% 2015		1,590	1,594
iStar Financial, Inc. 6.05% 2015		4,000	3,710
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.494% 2037 (6)		12,000	11,947
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.066% 2045 (6)		2,625	2,674
Jefferson Smurfit Corp. (U.S.) 7.50% 2013		1,450	1,410
Jefferson Smurfit Corp. (U.S.) 8.25% 2012		910	917
JPMorgan Chase Capital XVIII, Series R, 6.95% 2066		2,560	2,524
K N Energy, Inc. 7.25% 2028		2,600	2,433
K. Hovnanian Enterprises, Inc. 7.75% 2013		2,200	1,584
K. Hovnanian Enterprises, Inc. 8.875% 2012		1,470	1,110
Kimco Realty Corp. 5.70% 2017		2,495	2,416
Kinder Morgan Energy Partners LP 6.00% 2017		6,285	6,225
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (2)		1,844	1,853
Lazard Group LLC 6.85% 2017		2,275	2,242
Lazard Group LLC 7.125% 2015		4,880	4,936
LBI Media, Inc. 8.50% 2017 (2)		2,230	2,230
Lehman Brothers Holdings Inc. 6.50% 2017		3,000	3,046
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037		2,956	3,036
Level 3 Financing, Inc. 9.25% 2014		2,625	2,599
Liberty Media Corp. 8.25% 2030		1,375	1,354
Liberty Mutual Group Inc. 6.50% 2035 (2)		1,335	1,222
Liberty Mutual Group Inc. 7.50% 2036 (2)		1,750	1,799
Limited Brands, Inc. 6.90% 2017		640	644
Local T.V. Finance LLC 9.25% 2015 (2) (8)		1,170	1,106
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014		740	514
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034		4,103	4,056
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036 (6)		750	701
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015		2,250	2,267
Meritage Homes Corp. 6.25% 2015		825	648
Merrill Lynch & Co., Inc. 6.11% 2037		4,000	3,777
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034		4,000	4,007
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044 (6)		2,000	1,991
Metals USA Holdings Corp. 11.36% 2012 (2) (4) (6) (8)		2,225	2,091
MetroPCS Wireless, Inc. 9.25% 2014 (2)		1,500	1,538
MGM MIRAGE 6.00% 2009		1,575	1,571
MGM MIRAGE 6.625% 2015		925	882
MGM MIRAGE 6.75% 2013		1,645	1,616
Michaels Stores, Inc. 10.00% 2014		3,575	3,682
Michaels Stores, Inc. 11.375% 2016		850	873
Michaels Stores, Inc., Term Loan B, 7.625% 2013 (5) (6)		997	969
MidAmerican Energy Holdings Co. 6.125% 2036		3,000	2,922
Midwest Generation, LLC, Series B, 8.56% 2016 (5)		3,214	3,439
Millicom International Cellular SA 10.00% 2013		2,010	2,146
Mohegan Tribal Gaming Authority 6.375% 2009		1,280	1,280
Mohegan Tribal Gaming Authority 7.125% 2014		500	504
Monumental Global Funding III 5.56% 2014 (2) (6)		4,000	3,895
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030		2,043	2,052
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013		3,250	2,559
Nalco Co. 7.75% 2011		1,925	1,973
National Westminster Bank PLC 7.75% (undated)(6)		2,000	2,004
Neiman Marcus Group, Inc. 9.00% 2015 (8)		2,900	3,103
Newfield Exploration Co. 6.625% 2014		1,225	1,210
Newfield Exploration Co. 6.625% 2016		3,925	3,856
News America Inc. 5.30% 2014		1,165	1,135
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016 (9)		6,050	4,265

	Principal	Market
	amount	value
BONDS & NOTES - 21.08%	(000)	(000)

Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	3,500	3,719
Nielsen Finance LLC, Term Loan B, 7.61% 2013 (5) (6)	1,575	1,531
Northern Rock PLC 5.60% (undated) (2) (4)	200	135
Northern Rock PLC 6.594% (undated) (2) (4)	3,200	2,160
Northwest Airlines, Inc., Term Loan A, 8.698% 2018 (5) (6)	2,298	2,235
Northwest Airlines, Inc., Term Loan B, 8.698% 2013 (5) (6)	1,063	1,012
NRG Energy, Inc. 7.25% 2014	2,250	2,261
NRG Energy, Inc. 7.375% 2016	2,125	2,136
NTL Cable PLC 8.75% 2014	2,250	2,317
NXP BV and NXP Funding LLC 7.875% 2014	1,650	1,594
NXP BV and NXP Funding LLC 9.50% 2015	4,990	4,666
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035 (4)	1,800	1,781
Owens-Illinois, Inc. 7.35% 2008	750	757
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	1,500	1,468
Petroplus Finance Ltd. 6.75% 2014 (2)	1,750	1,689
Petroplus Finance Ltd. 7.00% 2017 (2)	1,550	1,480
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	1,748	1,732
Pinnacle Entertainment, Inc. 7.50% 2015 (2)	3,500	3,329
Plastipak Holdings, Inc. 8.50% 2015 (2)	2,750	2,860
Plum Creek Timberlands, LP 5.875% 2015	1,500	1,461
PNC Funding Corp., Series II, 6.113% (undated) (2) (6)	1,800	1,727
Pogo Producing Co. 6.625% 2015	150	151
Pogo Producing Co. 6.875% 2017	1,750	1,768
Pogo Producing Co. 7.875% 2013	2,075	2,158
ProLogis 5.625% 2015	525	504
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	1,958
Prudential Holdings, LLC, Series C, 8.695% 2023 (2) (5)	3,000	3,692
PSEG Energy Holdings Inc. 8.625% 2008	725	732
PTS Acquisition Corp. 9.50% 2015 (2) (8)	3,460	3,287
Pulte Homes, Inc. 4.875% 2009	3,000	2,803
Pulte Homes, Inc. 7.875% 2011	1,000	958
QBE Capital Funding II LP 6.797% (undated) (2) (6)	3,250	3,192
Quebecor Media Inc. 7.75% 2016 (2)	500	479
R.H. Donnelley Corp. 8.875% 2017 (2)	1,795	1,831
Radio One, Inc. 6.375% 2013	950	845
Radio One, Inc., Series B, 8.875% 2011	1,935	1,920
Ras Laffan Liquefied Natural Gas III 5.838% 2027 (2) (5)	5,000	4,580
Raytheon Co. 4.85% 2011	3,000	2,968
Realogy Corp. 10.50% 2014 (2)	2,275	1,945
Realogy Corp., Term Loan B, 8.36% 2013 (5) (6)	682	642
Realogy Corp., Term Loan B, Letter of Credit, 5.32% 2013 (5) (6)	117	110
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011 (2)	6,860	6,751
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	3,480	3,384
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	7,730	7,555
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.249% 2036 (6)	4,919	4,979
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037 (4)	4,000	4,037
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037 (4)	3,078	3,044
Residential Asset Mortgage Products, Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	1,973	1,887
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	3,463	3,422
Residential Capital Corp. 7.00% 2011 (6)	5,250	4,282
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037 (4) (6)	2,040	1,938
Resona Bank, Ltd. 5.85% (undated) (2) (6)	1,000	942
Riddell Bell Holdings Inc. 8.375% 2012 (4)	2,925	2,808
Rite Aid Corp. 6.125% 2008 (2)	2,125	2,104
Rockwood Specialties Group, Inc. 7.50% 2014	1,165	1,168
Rouse Co. 6.75% 2013 (2)	1,225	1,208
RSC Holdings III, LLC, Second Lien Term Loan B, 8.86% 2013 (5) (6)	895	871
Rural Cellular Corp. 11.106% 2012 (6)	1,300	1,332
Rural Cellular Corp. 8.621% 2013 (2) (6)	4,250	4,378
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	2,450	2,487
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	1,037
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	5,000	5,193
Sanmina-SCI Corp. 8.125% 2016	5,500	4,785
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035 (2) (4)	4,000	3,964
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036 (2) (4)	335	323
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036 (2) (4)	335	320
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036 (2) (4)	335	319
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036 (2) (4)	335	312
SBC Communications Inc. 4.125% 2009	2,250	2,214
SBC Communications Inc. 5.10% 2014	1,125	1,090
Scottish Power PLC 5.375% 2015	1,500	1,466
Sealy Mattress Co. 8.25% 2014	1,550	1,569
Seneca Gaming Corp. 7.25% 2012	2,100	2,126
Seneca Gaming Corp., Series B, 7.25% 2012	950	962
Sensata Technologies BV 8.00% 2014 (6)	3,010	2,950
Serena Software, Inc. 10.375% 2016	2,730	2,826
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,125	1,152
Sierra Pacific Resources 8.625% 2014	550	585
Simon Property Group, LP 5.875% 2017	2,000	1,959
SLM Corp., Series A, 5.00% 2015	5,000	4,200

	Principal	Market
	amount	value
BONDS & NOTES - 21.08%	(000)	(000)

Standard Chartered PLC 6.409% (undated) (2) (6)	100	92
Standard Pacific Corp. 5.125% 2009	1,002	852
Standard Pacific Corp. 6.25% 2014	60	43
Standard Pacific Corp. 6.50% 2010	923	715
Standard Pacific Corp. 7.00% 2015	310	222
Stater Bros. Holdings Inc. 8.125% 2012	3,425	3,506
Stone Container Corp. 8.375% 2012	500	502
Stoneridge, Inc. 11.50% 2012	2	2
Stora Enso Oyj 7.25% 2036 (2)	2,000	2,021
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036 (6)	6,167	6,152
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.933% 2036 (6)	13,789	13,644
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.52% 2027 (2) (4) (6)	478	516
Sumitomo Mitsui Banking Corp. 5.625% (undated) (2) (6)	1,780	1,659
Sumitomo Mitsui Banking Corp. 6.078% (2) (6)	2,600	2,417
Sun Media Corp. 7.625% 2013	2,000	1,975
SunGard Data Systems Inc. 9.125% 2013	3,380	3,532
SUPERVALU INC., Term Loan B, 7.32% 2012 (5) (6)	742	737
Surgical Care Affiliates, Inc. 8.875% 2015 (2) (8)	800	764
Team Finance LLC and Health Finance Corp. 11.25% 2013	2,300	2,449
Technical Olympic USA, Inc. 10.375% 2012	3,665	1,017
Technical Olympic USA, Inc. 9.00% 2010	585	366
Telecom Italia Capital SA 7.20% 2036	4,000	4,246
Tenet Healthcare Corp. 6.375% 2011	2,185	1,923
Tenet Healthcare Corp. 7.375% 2013	2,090	1,782
Tenet Healthcare Corp. 9.25% 2015	2,265	2,010
Tenet Healthcare Corp. 9.875% 2014	2,550	2,346
Tenneco Automotive Inc. 8.625% 2014	3,865	3,913
TFM, SA de CV 9.375% 2012	2,500	2,631
THL Buildco, Inc. 8.50% 2014	4,480	3,909
Thomson Learning 0%/13.25% 2015 (2) (9)	940	766
Thomson Learning 10.50% 2015 (2)	2,150	2,134
TL Acquisitions, Inc., Term Loan B, 7.95% 2014 (5) (6)	2,600	2,531
Toll Brothers Finance Corp. 5.95% 2013	$500	461
Toll Brothers, Inc. 4.95% 2014	800	702
Toll Brothers, Inc. 5.15% 2015	315	270
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036 (2) (4)	4,000	3,994
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036 (2) (4)	1,460	1,435
Toys “R” Us, Inc. 7.625% 2011	2,505	2,305
TransCanada PipeLines Ltd. 6.35% 2067 (6)	3,230	3,105
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,575	1,675
TransDigm Inc. 7.75% 2014	3,125	3,172
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018 (2) (5)	1,315	1,305
Triton PCS, Inc. 8.50% 2013	5,800	6,097
TuranAlem Finance BV 8.25% 2037 (2)	1,750	1,531
TuranAlem Finance BV 8.50% 2015 (4)	4,750	4,418
U.S. Treasury 2.00% 2012 (4) (7)	10,265	10,195
U.S. Treasury 3.375% 2008	6,500	6,457
U.S. Treasury 3.625% 2009	10,000	9,940
U.S. Treasury 3.875% 2010	164,000	163,308
U.S. Treasury 4.50% 2009	6,000	6,049
U.S. Treasury 4.50% 2036	35,000	33,190
U.S. Treasury 4.875% 2012	95,000	97,813
U.S. Treasury 5.25% 2029	5,125	5,375
U.S. Treasury 6.625% 2027	35,000	42,541
U.S. Treasury 7.25% 2016	2,000	2,382
U.S. Treasury 7.875% 2021	12,000	15,568
U.S. Treasury 8.875% 2017	5,000	6,665
U.S. Treasury 9.25% 2016	2,000	2,657
UniCredito Italiano SpA 5.584% 2017 (2) (6)	3,500	3,532
United Air Lines, Inc., Series 1996-A2, 7.87% 2019 (4) (5) (10)	1,680	588
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010 (5)	109	109
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015 (5)	251	252
Univision Communications Inc. 9.75% 2015 (2) (8)	5,025	4,925
Univision Communications, Inc., First Lien Term Loan B, 7.61% 2014 (5) (6)	610	579
Univision Communications, Inc., Second Lien Term Loan, 7.629% 2009 (5) (6)	1,000	993
USG Corp. 6.30% 2016	2,000	1,818
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,290	1,353
Verizon Communications Inc. 5.50% 2017	5,050	4,957
Viant Holdings Inc. 10.125% 2017 (2)	1,621	1,516
Vidéotron Ltée 6.375% 2015	1,000	945
Vidéotron Ltée 6.875% 2014	1,225	1,210
Virginia Electric and Power Co., Series B, 5.95% 2017	1,750	1,751
Vitamin Shoppe Industries Inc. 13.058% 2012 (6)	2,380	2,451
VWR International, Inc. 10.25% 2015 (2) (6) (8)	4,025	3,904
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042 (6)	4,000	3,857
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.44% 2044 (6)	10,000	9,798
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033 (6)	853	836
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.554% 2034 (6)	3,221	3,177
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.824% 2037 (6)	4,986	4,882
Warner Chilcott Corp. 8.75% 2015	2,496	2,596

	Principal	Market
	amount	value
BONDS & NOTES - 21.08%	(000)	(000)

Warner Music Group 7.375% 2014	$2,500	2,187
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	6,270	6,200
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated) (2) (6)	5,100	4,683
Washington Mutual Preferred Funding III Ltd. 6.895% (undated) (2) (6)	7,100	6,664
Washington Mutual, Inc. 5.25% 2017	2,000	1,839
Waste Management, Inc. 6.875% 2009	2,000	2,068
WDAC Intermediate Corp. 8.375% 2014 (2)	1,675	1,675
WDAC Intermediate Corp. 8.50% 2014	€375	525
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	9,778	9,853
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	3,957	3,934
Wells Fargo Mortgage-backed Securities Trust, Series 2003-13, Class A-1, 4.50% 2018	13,864	13,254
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	3,534	3,377
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	6,453	6,339
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	6,652	6,470
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.662% 2036 (6)	6,236	6,181
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010 (2)	3,500	3,375
William Lyon Homes, Inc. 10.75% 2013	3,200	2,384
William Lyon Homes, Inc. 7.50% 2014	1,000	665
Williams Companies, Inc. 8.75% 2032	8,695	10,054
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	675	692
Williams Scotsman, Inc. 8.50% 2015	2,200	2,431
Windstream Corp. 8.125% 2013	4,325	4,574
Windstream Corp. 8.625% 2016	150	161
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,100	3,054
XL Capital Ltd., Series E, 6.50% (undated)(6)	1,000	936
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	375	378
Yankee Candle Co., Inc., Series B, 8.50% 2015	2,425	2,364
Yankee Candle Co., Inc., Series B, 9.75% 2017	2,725	2,589
Young Broadcasting Inc. 10.00% 2011	3,367	3,123
ZFS Finance (USA) Trust V 6.50% 2037 (2) (6)	3,000	2,905

Total bonds & notes (cost: $1,946,359,000)		1,931,651

	Principal	Market
	amount	value
SHORT-TERM SECURITIES - 8.39%	(000)	(000)

Abbott Laboratories 4.72% due 10/25/2007 (2)	23,800	23,722
Anheuser-Busch Cos. Inc. 4.70% due 11/19/2007 (2)	800	795
Bank of America Corp. 5.45% due 12/14/2007	34,600	34,224
Brown-Forman Corp. 5.28% due 11/13/2007 (2)	16,000	15,887
Caterpillar Financial Services Corp. 4.98% due 10/22/2007	4,500	4,486
Coca-Cola Co. 5.24%-5.25% due 10/11-11/13/2007 (2)	45,000	44,819
Estée Lauder Companies Inc. 4.775%-4.82% due 10/22-10/24/2007 (2)	25,000	24,923
FCAR Owner Trust I 5.18% due 10/26/2007	6,700	6,675
Federal Farm Credit Banks 4.85% due 10/5/2007	8,800	8,794
Federal Home Loan Bank 4.75%-5.13% due 10/5-11/7/2007	88,000	87,692
Freddie Mac 4.89%-5.00% due 10/18-11/8/2007	45,100	44,920
Harley-Davidson Funding Corp. 4.77% due 11/8/2007 (2)	20,000	19,897
Hewlett-Packard Co. 5.00% due 10/19/2007 (2)	25,000	24,934
Honeywell International Inc. 5.26% due 11/7/2007 (2)	2,200	2,187
IBM Capital Inc. 4.75% due 12/18/2007 (2)	5,500	5,437
International Lease Finance Corp. 5.02%-5.20% due 10/31-11/26/2007	46,000	45,678
John Deere Capital Corp. 5.29% due 10/4/2007 (2)	20,000	19,988
Johnson & Johnson 4.73% due 10/26/2007 (2)	43,300	43,152
Jupiter Securitization Co., LLC 5.20% due 10/29/2007 (2)	7,100	7,070
Kimberly-Clark Worldwide Inc. 5.00% due 10/18/2007 (2)	23,000	22,942
McCormick & Co., Inc. 4.75% due 10/25/2007 (2)	5,200	5,183
NetJets Inc. 4.73%-4.98% due 11/27-12/10/2007 (2)	47,000	46,591
Procter & Gamble Co. 5.21%-5.24% due 10/15-12/18/2007 (2)	81,600	81,020
Ranger Funding Co. LLC 5.10%-6.10% due 11/14-12/3/2007 (2)	10,762	10,660
Target Corp. 4.77% due 10/29-11/6/2007	11,350	11,305
Three Pillars Funding, LLC 5.30% due 10/1/2007 (2)	1,000	1,000
Variable Funding Capital Corp. 5.24% due 10/2/2007 (2)	47,000	46,986
Wal-Mart Stores Inc. 4.72%-5.215% due 10/2-12/4/2007 (2)	78,500	77,973

Total short-term securities (cost: $768,997,000)		768,940

Total investment securities (cost: $7,386,115,000)		9,053,616
Other assets less liabilities		110,702

Net assets		$9,164,318

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)	The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.

(2)	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $872,232,000, which represented 9.52% of the net assets of the fund.

(3)	Security did not produce income during the last 12 months.

(4)	Valued under fair value procedures adopted by authority of the board of trustees.

The total value of all such securities , including those in “Miscellaneous,” was $136,514,000.

(5)	Principal payments may be made periodically.

Therefore, the effective maturity date may be earlier than the stated maturity date.

(6)	Coupon rate may change periodically.

(7)	Index-linked bond whose principal amount moves with a government retail price index.

(8)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(9)	Step bond; coupon rate will increase at a later date.

(10)	Scheduled interest and/or principal payment was not received.

(11)	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
ADR = American Depositary Receipts

Statement of Investments
September 30, 2007 (Unaudited)
American Funds NVIT Bond Fund

	Shares	Value
MUTUAL FUNDS (99.2%)
Fixed Income Fund (99.2%)
American Funds Bond Fund	10,000,322	$115,503,717

Total Investments (Cost $115,169,029)(a) — 99.2%		115,503,717
Other assets in excess of liabilities — 0.8%		911,393

NET ASSETS — 100.0%		$116,415,110

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

American Funds Insurance Series Bond Fund
Investment portfolio, September 30, 2007
unaudited

	Principal		Market
	amount		value
Bonds & notes - 75.74%	(000)		(000)

Abbey National PLC 6.70% (undated) (1)		$5,600	5,665
Abitibi-Consolidated Co. of Canada 5.25% 2008		1,500	1,440
Abitibi-Consolidated Co. of Canada 6.00% 2013		460	324
Abitibi-Consolidated Co. of Canada 8.375% 2015		7,215	5,285
Abitibi-Consolidated Co. of Canada 9.194% 2011 (1)		1,650	1,295
Abitibi-Consolidated Finance LP 7.875% 2009		2,812	2,517
Abitibi-Consolidated Inc. 7.75% 2011		1,850	1,434
ABN AMRO Mortgage Corp., Series 2002-10, Class II-A-1, 5.00% 2018		9,830	9,556
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016 (2)		3,920	3,915
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036 (2)		2,000	1,986
ACE INA Holdings Inc. 5.875% 2014		1,080	1,089
ACE INA Holdings Inc. 6.70% 2036		1,155	1,193
Advanta Capital Trust I, Series B, 8.99% 2026		500	452
AES Corp. 8.75% 2013 (2)		6,350	6,675
AES Corp. 9.375% 2010		4,769	5,055
AES Corp. 9.50% 2009		695	726
AES Ironwood, LLC 8.857% 2025 (4)		1,112	1,217
AES Red Oak, LLC, Series A, 8.54% 2019 (4)		867	928
AES Red Oak, LLC, Series B, 9.20% 2029 (4)		2,500	2,750
Aetna Inc. 5.75% 2011		3,000	3,050
AIG SunAmerica Global Financing VII 5.85% 2008 (2)		1,000	1,004
Ainsworth Lumber Co. Ltd. 6.75% 2014		2,000	1,290
Ainsworth Lumber Co. Ltd. 6.75% 2014		500	325
Ainsworth Lumber Co. Ltd. 7.25% 2012		375	259
Airgas, Inc. 6.25% 2014		2,000	1,910
Albertson’s, Inc. 7.25% 2013		2,410	2,437
Albertson’s, Inc. 8.00% 2031		2,000	2,040
Alcoa Inc. 5.55% 2017		$4,700	4,549
Algoma Steel Inc. 9.875% 2015 (2)		3,000	2,685
Allegheny Technologies, Inc. 8.375% 2011		500	530
Allied Waste North America, Inc. 6.875% 2017		2,000	2,020
Allied Waste North America, Inc. 7.25% 2015		2,000	2,050
Allied Waste North America, Inc., Series B, 5.75% 2011		1,000	987
Allied Waste North America, Inc., Series B, 6.125% 2014		2,750	2,685
Allied Waste North America, Inc., Series B, 6.50% 2010		2,250	2,278
Allied Waste North America, Inc., Series B, 7.375% 2014		1,000	1,010
Allison Transmission Holdings, Inc., Term Loan B, 8.57% 2014 (1) (4)		5,000	4,837
Allstate Corp., Series A, 6.50% 2067		3,000	2,899
Allstate Corp., Series B, 6.125% 2067		9,335	9,169
Ambac Financial Group, Inc. 6.15% 2087		1,430	1,238
AMC Entertainment Inc. 8.00% 2014		675	646
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012 (4)		1,310	1,279
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019 (4)		978	921
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012 (4)		1,998	2,011
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013 (4)		8,535	9,013
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012 (4)		1,850	1,876
American Cellular Corp., Series B, 10.00% 2011		782	821
American Cellular Corp., Term Loan B, 7.36% 2014 (1) (4)		998	996
American Express Centurion Bank 6.00% 2017		2,500	2,492
American Express Co. 6.15% 2017		1,500	1,517
American Express Co. 6.80% 2066		4,000	4,106
American General Finance Corp., Series I, 5.85% 2013		2,500	2,497
American General Finance Corp., Series J, 5.80% 2011 (1)		5,000	4,951
American General Finance Corp., Series J, 6.50% 2017		1,750	1,775
American International Group, Inc., Series A-1, 6.25% 2087		2,835	2,678
American Media Operations, Inc. 8.875% 2011		3,030	2,666
American Standard Inc. 7.625% 2010		2,300	2,435
American Tower Corp. 7.125% 2012		5,250	5,394
American Tower Corp. 7.50% 2012		4,500	4,646
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037 (2) (3)		2,000	1,974
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037 (2)		2,000	1,910
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037 (2) (3)		4,000	3,837
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037 (2) (3)		6,500	6,221
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013		2,795	2,799
Amgen Inc. 4.00% 2009		2,500	2,445
AMR Corp. 10.00% 2021 (3)		1,200	1,164
AMR Corp. 10.20% 2020		1,345	1,301
AMR Corp. 9.00% 2016		1,500	1,478
AOL Time Warner Inc. 6.875% 2012		1,250	1,313
AOL Time Warner Inc. 7.625% 2031		5,635	6,147
ARAMARK Corp. 8.50% 2015		1,325	1,358
ARAMARK Corp. 8.856% 2015 (1)		200	203
ARAMARK Corp., Term Loan B, 7.36% 2014 (1) (4)		1,202	1,181
ARAMARK Corp., Term Loan B, Letter of Credit, 7.36% 2014 (1) (4)		86	84
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009 (2)		3,000	2,986
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011 (2)		3,250	3,189
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011 (2)		5,000	4,968
Argentina (Republic of) 3.368% 2012 (1) (3) (4)		2,000	1,129
Argentina (Republic of) 5.83% 2033 (3) (4) (5) (6)	ARS	6,668	2,284
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014		$5,750	7,202
Ashtead Capital, Inc. 9.00% 2016 (2)		4,500	4,461
Ashtead Group PLC 8.625% 2015 (2)		1,000	978
Assurant, Inc. 5.625% 2014		1,000	978
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066		3,000	2,948
AstraZeneca PLC 5.40% 2012		4,500	4,540
AstraZeneca PLC 6.50% 2037		5,000	5,202
AT&T Corp. 7.30% 2011		1,850	1,989
AT&T Wireless Services, Inc. 7.875% 2011		1,890	2,047
AT&T Wireless Services, Inc. 8.125% 2012		850	943
Atlas Copco AB 5.60% 2017 (2)		2,340	2,313
Atrium Companies, Inc., Term Loan B, 8.61% 2012 (1) (4)		3,482	3,256
AXA SA 6.379% (undated) (1) (2)		2,750	2,487
AXA SA 6.463% (undated) (1) (2)		5,000	4,628
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (2) (4)		1,740	1,823
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013 (2) (3) (4)		1,846	1,915
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036		921	957
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 5.023% 2042 (1)		2,550	2,523
Banco Mercantil del Norte, SA 6.135% 2016 (2)		1,550	1,551
Banco Mercantil del Norte, SA 6.862% 2021 (2)		900	903
Banco Santander-Chile 5.375% 2014 (2)		$1,500	1,454
Bank of America Corp. 6.50% 2037		7,300	7,601
Bank of Scotland 7.00% (undated) (1) (2)		480	481
Barclays Bank PLC 5.926% (undated) (1) (2)		3,945	3,749

	Principal		Market
	amount		value
Bonds & notes - 75.74%	(000)		(000)

Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated) (1) (2)		1,245	1,198
Barclays Bank PLC 7.434% (undated) (1) (2)		13,400	14,266
Bayer AG 5.00% (undated) (1)		3,780	4,905
Bayerische Hypo- und Vereinsbank AG 6.00% 2014		€2,745	4,037
BBVA International SA Unipersonal 5.919% (undated) (1) (2)		3,600	3,227
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (1) (2)		500	512
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.927% 2036 (1)		6,754	6,733
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.115% 2033 (1)		666	659
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.965% 2034 (1)		847	833
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035 (1)		3,000	2,930
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035		750	782
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035		1,113	1,092
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042		3,000	2,978
Beazer Homes USA, Inc. 8.125% 2016		3,145	2,469
Beazer Homes USA, Inc. 8.625% 2011		5,000	3,975
BNP Paribas 7.195% (undated) (1) (2)		4,500	4,489
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014		8,275	7,985
Boyd Gaming Corp. 6.75% 2014		1,000	985
Boyd Gaming Corp. 7.75% 2012		1,350	1,394
Brazil (Federal Republic of) Global 12.50% 2016 (3)	R$	2,350	1,502
Building Materials Corp. of America 7.75% 2014		1,850	1,684
C10 Capital (SPV) Ltd. 6.722% (undated) (1) (2)		4,500	4,330
C5 Capital (SPV) Ltd. 6.196% (undated) (1) (2)		5,000	4,959
Cablevision Systems Corp., Series B, 8.00% 2012		1,000	975
Canadian Government 3.75% 2008	C$	10,150	10,190
Canadian Government 4.25% 2026 (3) (6)		1,000	1,717
Canadian Government 5.50% 2010		6,900	7,184
Canadian Natural Resources Ltd. 6.25% 2038		395	382
CanWest Media Inc., Series B, 8.00% 2012		8,253	8,129
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009		2,750	2,724
Capital One Financial Corp. 6.15% 2016		5,000	4,886
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014		3,320	3,332
Capmark Financial Group, Inc. 5.875% 2012 (2)		4,365	3,979
Capmark Financial Group, Inc. 6.03% 2010 (1) (2)		6,750	6,298
Capmark Financial Group, Inc. 6.30% 2017 (2)		6,000	5,231
Cardinal Health, Inc. 6.05% 2016 (2)		1,235	1,218
Carnival Corp. 3.75% 2007		500	499
Carnival Corp. 6.15% 2008		750	752
Catlin Insurance Ltd. 7.249% (undated) (1) (2)		13,110	12,386
CCH I, LLC and CCH I Capital Corp. 11.00% 2015		4,000	4,070
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013		4,425	4,469
Celestica Inc. 7.625% 2013		3,450	3,226
Celestica Inc. 7.875% 2011		6,750	6,531
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017 (2)		566	555
Centennial Cellular Corp. 10.75% 2008		45	45
Centennial Communications Corp. 11.11% 2013 (1)		500	518
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013		1,000	1,065
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014		2,700	2,761
Centex Corp. 5.25% 2015		2,340	1,994
Centex Corp. 5.70% 2014		$890	797
Centex Corp. 6.50% 2016		3,105	2,837
Chancellor Media Corp. of Los Angeles 8.00% 2008		4,250	4,320
Charles Schwab Corp., Series A, 6.375% 2017		3,000	2,984
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011 (7)		1,225	1,181
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011 (7)		425	428
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012 (2)		6,200	6,200
Charter Communications Operating, LLC, Term Loan Facilities B, 7.36% 2014 (1) (4)		3,500	3,391
Charter Communications Operating, LLC, Term Loan Facilities B, Delayed Draw, 7.13% 2014 (1) (4)		8,000	7,750
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030		646	647
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030		666	672
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032		1,339	1,395
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013		2,250	2,222
Chase Issuance Trust, Series 2007-A9, Class A, 5.783% 2014 (1)		11,500	11,315
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031		750	783
Chase Mortgage Finance Trust, Series 2003-S9, Class A-1, 5.00% 2018		6,726	6,540
Chevy Chase Bank, FSB 6.875% 2013		1,000	977
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018		4,875	4,740
CHL Mortgage Pass-Through Trust, Series 2004-J7, Class 3-A-1, 5.00% 2019		7,930	7,711
Chohung Bank 4.50% 2014		1,030	1,023
Chrysler Financial, First Lien Term Loan, 9.36% 2012 (1) (4)		2,645	2,645
Chubb Corp. 6.375% 2037		3,190	3,177
Cilcorp Inc. 8.70% 2009		1,000	1,052
Cincinnati Bell Inc. 7.25% 2013		5,250	5,316
Cinemark USA, Inc., Term Loan B, 7.25% 2013 (1) (4)		836	816
Cinemark, Inc. 0%/9.75% 2014 (7)		1,000	950
CIT Group Inc. 5.40% 2013		4,000	3,756
CIT Group Inc. 5.64% 2011 (1)		5,000	4,624
CIT Group Inc. 6.10% 2067		4,500	3,720
CIT Group Inc. 6.875% 2009		2,500	2,512
Citigroup Inc. 4.125% 2010		3,000	2,948
CitiMortgage Alternative Loan Trust, Series 2005-A1, Class IIA-1, 5.00% 2020		4,943	4,765
City National Corp. 5.125% 2013		1,500	1,449
Claire’s Stores, Inc. 9.25% 2015 (2)		1,675	1,457
Claire’s Stores, Inc., Term Loan, 7.948% 2013 (1) (4)		6,364	5,968
Clear Channel Communications, Inc. 4.625% 2008		$875	869
Clear Channel Communications, Inc. 5.50% 2014		1,425	1,120
Clear Channel Communications, Inc. 5.75% 2013		1,575	1,320
CNA Financial Corp. 5.85% 2014		625	618
CNA Financial Corp. 6.50% 2016		5,540	5,631
CNA Financial Corp. 6.60% 2008		1,736	1,756
CNA Financial Corp. 7.25% 2023		3,000	3,109
CoBank ACB 6.294% 2022 (1) (2)		4,250	4,262
Comcast Corp. 5.85% 2015		6,275	6,233
Comcast Corp. 6.30% 2017		1,880	1,914
Comcast Corp. 6.95% 2037		5,830	6,139
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033		2,500	2,697
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038		4,000	3,771
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029 (3)		1,615	1,286
Constellation Energy Group, Inc. 4.55% 2015		1,080	981
Constellation Energy Group, Inc. 6.125% 2009		$1,800	1,829
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019 (4)		3,351	3,431
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018 (4)		1,446	1,374
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019 (4)		2,177	2,197
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018 (4)		289	280
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020 (4)		1,204	1,213
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021 (4)		3,927	3,854
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022 (4)		2,595	2,779
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022 (4)		2,766	2,897
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012 (4)		3,570	3,662
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022 (4)		689	690
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011 (4)		1,000	1,004
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022 (4)		1,325	1,259

	Principal	Market
	amount	value
Bonds & notes - 75.74%	(000)	(000)

Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035 (3)	2,727	2,679
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	3,401	3,365
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	1,576	1,578
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	2,248	2,150
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	1,998	2,000
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.983% 2035 (1) (3)	1,505	1,466
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	1,903	1,928
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	4,613	4,485
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	2,227	2,238
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	2,726	2,714
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.879% 2047 (1)	3,663	3,634
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.978% 2047 (1)	1,517	1,490
Countrywide Financial Corp., Series A, 4.50% 2010	430	388
Countrywide Financial Corp., Series B, 5.80% 2012	2,875	2,697
Countrywide Financial Corp., Series B, 5.80% 2012 (1)	5,000	4,660
Countrywide Home Loans, Inc. 5.875% 2008 (4)	£470	923
Countrywide Home Loans, Inc., Series H, 6.25% 2009 (4)	975	927
Countrywide Home Loans, Inc., Series K, 5.625% 2009 (4)	480	451
Countrywide Home Loans, Inc., Series L, 3.25% 2008 (4)	160	154
Countrywide Home Loans, Inc., Series L, 4.00% 2011 (4)	2,543	2,279
Countrywide Home Loans, Inc., Series M, 4.125% 2009 (4)	$3,710	3,411
Coventry Health Care, Inc. 6.30% 2014	7,800	7,807
Cox Communications, Inc. 4.625% 2010	1,750	1,730
Cox Communications, Inc. 5.45% 2014	3,500	3,400
Cox Communications, Inc. 6.253% 2007 (1)	1,750	1,752
Cox Communications, Inc. 7.875% 2009	1,500	1,569
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012 (2)	3,000	3,000
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013 (2)	3,617	3,632
Credit Agricole SA 6.637% (undated) (1) (2)	$2,400	2,259
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037 (1)	1,500	1,491
Cricket Communications, Inc. 9.375% 2014	4,880	4,978
Cricket Communications, Inc. 9.375% 2014 (2)	2,700	2,754
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035 (2)	3,000	2,944
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035 (2)	6,300	6,188
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036 (2) (3)	1,000	971
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036 (2) (3)	1,300	1,279
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036 (2) (3)	500	490
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	963	969
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	3,000	3,098
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,680	1,743
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037 (2)	5,000	4,533
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	491	487
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	2,000	1,934
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	4,000	3,896
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040 (1)	7,000	6,921
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036 (2) (3)	2,294	1,571
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037 (3)	6,766	6,779
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.0% 2037 (3)	4,457	4,477
CSC Holdings, Inc., Series B, 7.625% 2011	1,000	1,007
CSC Holdings, Inc., Series B, 8.125% 2009	3,750	3,825
CSX Corp. 5.75% 2013	2,300	2,311
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036 (1)	4,000	3,586
D.R. Horton, Inc. 5.25% 2015	4,980	4,175
D.R. Horton, Inc. 5.625% 2016	600	505
D.R. Horton, Inc. 6.50% 2016	1,245	1,092
D.R. Horton, Inc. 7.875% 2011	1,100	1,079
D.R. Horton, Inc. 8.00% 2009	2,700	2,682
DAE Aviation Holdings, Inc. 11.25% 2015 (2)	8,255	8,668
DAE Aviation Holdings, Inc., Term Loan B, 9.00% 2014 (1) (4)	10,000	10,000
DaimlerChrysler North America Holding Corp. 6.133% 2009 (1)	5,000	4,982
DaimlerChrysler North America Holding Corp. 7.75% 2011	3,250	3,484
DaimlerChrysler North America Holding Corp. 8.00% 2010	6,325	6,761
Delek & Avner-Yam Tethys Ltd. 5.326% 2013 (2) (4)	3,390	3,382
Delphi Automotive Systems Corp. 6.50% 2009 (8)	7,500	6,862
Delphi Automotive Systems Corp. 6.55% 2006 (8)	500	460
Delphi Automotive Systems Corp. 7.125% 2029 (8)	1,750	1,619
Delphi Corp. 6.50% 2013 (8)	480	433
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011 (4)	672	679
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012 (4)	8,627	8,856
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012 (4)	1,000	994
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013 (4)	280	277
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024 (4)	1,703	1,761
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014 (4)	10,798	11,040
Deutsche Telekom International Finance BV 8.125% 2012	€835	1,340
Developers Diversified Realty Corp. 3.875% 2009	1,000	984
Developers Diversified Realty Corp. 4.625% 2010	1,000	987
Development Bank of Singapore Ltd. 7.875% 2009 (2)	4,000	4,204
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	750	774
Dex Media, Inc., Series B, 0%/9.00% 2013 (7)	1,400	1,323
Dex Media, Inc., Series B, 0%/9.00% 2013 (7)	1,250	1,181
Dex Media, Inc., Series B, 8.00% 2013	1,250	1,266
Digicel Group Ltd. 8.875% 2015 (2)	2,000	1,885
Dillard Department Stores, Inc. 9.125% 2011	1,400	1,441
Dillard’s, Inc. 6.625% 2008	700	690
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	2,275	2,375
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	470	477
Dobson Cellular Systems, Inc. 9.875% 2012	500	543
Dobson Cellular Systems, Inc., Series B, 8.375% 2011	2,500	2,666
Dobson Communications Corp. 8.875% 2013	1,688	1,806
Dominican Republic 9.04% 2018 (2) (4)	$1,093	1,235
Domtar Inc. 5.375% 2013	500	460
Domtar Inc. 7.125% 2015	1,500	1,447
Downey Financial Corp. 6.50% 2014 (3)	4,500	4,274
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013 (2)	4,000	4,032
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009 (2)	2,129	2,122
Drummond Co., Inc. 7.375% 2016 (2)	2,545	2,379
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	100	98
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	2,325	2,418
E*TRADE Financial Corp. 7.375% 2013	2,000	1,880
E*TRADE Financial Corp. 7.875% 2015	1,050	976
E*TRADE Financial Corp. 8.00% 2011	3,075	3,075
Edcon Pty Ltd. 7.98% 2014 (1)	€6,000	7,979
Edison Mission Energy 7.00% 2017 (2)	8,550	8,465
Edison Mission Energy 7.20% 2019 (2)	5,250	5,198
Edison Mission Energy 7.75% 2016	6,000	6,240
Education Management LLC and Education Management Finance Corp. 8.75% 2014	650	670
El Paso Natural Gas Co. 5.95% 2017 (2)	1,500	1,472
El Salvador (Republic of) 7.65% 2035 (2)	580	653
Elan Finance PLC and Elan Finance Corp. 9.705% 2013 (1)	2,440	2,410
Electronic Data Systems Corp., Series B, 6.50% 2013	1,500	1,515
Embarq Corp. 6.738% 2013	5,000	5,205
Encore Acquisition Co. 6.00% 2015	1,825	1,656

	Principal	Market
	amount	value
Bonds & notes - 75.74%	(000)	(000)

Energy Transfer Partners, LP 5.95% 2015	1,475	1,440
Enterprise Products Operating LP 7.034% 2068	805	739
Enterprise Products Operating LP 8.375% 2066	3,195	3,289
Enterprise Products Operating LP, Series B, 5.00% 2015	1,055	992
EOG Resources, Inc. 5.875% 2017	540	541
ERP Operating LP 4.75% 2009	1,000	994
ERP Operating LP 6.625% 2012	2,000	2,065
Exelon Generation Co., LLC 6.95% 2011	1,300	1,363
Exodus Communications, Inc. 11.625% 2010 (3) (8)	377
Fannie Mae 1.75% 2008	¥640,000	5,598
Fannie Mae 10.00% 2018	10	11
Fannie Mae 4.50% 2035	4,323	4,012
Fannie Mae 4.625% 2013	20,000	19,755
Fannie Mae 5.00% 2035	2,934	2,806
Fannie Mae 5.25% 2012	$16,000	16,302
Fannie Mae 5.50% 2021	1,759	1,759
Fannie Mae 5.50% 2027	10,734	10,593
Fannie Mae 5.50% 2033	16,718	16,455
Fannie Mae 5.50% 2035	1,397	1,372
Fannie Mae 5.50% 2036	4,279	4,197
Fannie Mae 6.00% 2021	755	766
Fannie Mae 6.00% 2026	3,501	3,523
Fannie Mae 6.00% 2027	23,248	23,394
Fannie Mae 6.00% 2036	9,514	9,532
Fannie Mae 6.00% 2037	13,793	13,819
Fannie Mae 6.00% 2037	4,209	4,190
Fannie Mae 6.50% 2037	4,461	4,508
Fannie Mae 6.50% 2037	4,450	4,502
Fannie Mae 6.50% 2037	3,000	3,056
Fannie Mae 7.00% 2037	15,343	15,842
Fannie Mae 7.00% 2037	8,250	8,462
Fannie Mae 7.00% 2037	5,000	5,125
Fannie Mae 7.00% 2037	1,500	1,549
Fannie Mae 7.50% 2031	27	29
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	12,250	13,000
Fannie Mae, Series 2001-20, Class C, 11.928% 2031 (1)	77	86
Fannie Mae, Series 2001-4, Class GA, 10.248% 2025 (1)	133	147
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	110	115
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	120	125
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,095
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	6,992
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	158	165
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	162	169
Federal Home Loan Bank 5.125% 2008	14,045	14,067
Federal Home Loan Bank 5.25% 2008	45,615	45,695
Federal Home Loan Bank 5.625% 2016	2,000	2,055
Federated Retail Holdings, Inc. 5.35% 2012	5,056	4,963
Federated Retail Holdings, Inc. 5.90% 2016	9,780	9,375
Fifth Third Capital Trust IV 6.50% 2067	11,900	11,448
First Data Corp., Term Loan B2, 8.00% 2014 (1) (4)	5,000	4,840
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	3,433	3,410
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	1,468	1,470
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	555	560
Ford Motor Co. 6.50% 2018	555	450
Ford Motor Co. 8.875% 2022	315	272
Ford Motor Co., Term Loan B, 8.70% 2013 (1) (4)	5,239	5,095
Ford Motor Credit Co. 7.25% 2011	2,425	2,274
Ford Motor Credit Co. 8.00% 2016	8,275	7,754
Ford Motor Credit Co. 8.11% 2012 (1)	6,670	6,308
Ford Motor Credit Co. 9.75% 2010	9,250	9,443
France Télécom 7.75% 2011	6,500	6,992
Freddie Mac 4.00% 2015	1,829	1,732
Freddie Mac 5.00% 2035	5,597	5,353
Freddie Mac 5.00% 2035	5,411	5,174
Freddie Mac 5.25% 2011	30,500	31,256
Freddie Mac 5.50% 2035	2,690	2,638
Freddie Mac 5.50% 2035	2,650	2,598
Freddie Mac 6.00% 2037	13,810	13,830
Freddie Mac 6.00% 2037	8,970	8,983
Freddie Mac 6.00% 2037	7,500	7,511
Freddie Mac 7.00% 2037 (3)	4,380	4,479
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,910	1,917
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	3,233	2,319
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	2,801	2,063
Freddie Mac, Series 3257, Class PA, 5.50% 2036	7,392	7,373
Freddie Mac, Series 3318, Class JT, 5.50% 2037	5,443	5,388
Freddie Mac: 5.75% 2008	19,500	19,649
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	1,675	1,813
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,975	3,258
Freeport-McMoRan Copper & Gold Inc. 8.564% 2015 (1)	4,000	4,165
Freescale Semiconductor, Inc., Term Loan B, 7.33% 2013 (1) (4)	1,297	1,244
French Government O.A.T. Eurobond 4.75% 2035	€9,730	14,082
Gaz Capital SA 6.51% 2022 (2)	3,940	3,910
Gaz Capital SA 7.288% 2037 (2)	3,000	3,206
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045 (1)	3,000	3,014
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.518% 2044 (1)	1,000	984
General Electric Capital Corp., Series A, 5.625% 2017	7,250	7,262
General Electric Capital Corp., Series A, 5.63% 2018 (1)	2,000	1,951
General Electric Capital Corp., Series A, 5.74% 2026 (1)	6,400	6,224
General Electric Co. 5.00% 2013	1,250	1,241
General Motors Acceptance Corp. 6.625% 2012	5,000	4,670
General Motors Acceptance Corp. 6.75% 2014	1,500	1,361
General Motors Acceptance Corp. 6.875% 2012	7,000	6,573
General Motors Acceptance Corp. 7.00% 2012	2,200	2,091
General Motors Acceptance Corp. 7.25% 2011	3,880	3,764
General Motors Acceptance Corp. 7.821% 2014 (1)	5,000	4,616
General Motors Corp. 7.125% 2013	12,440	11,445
General Motors Corp. 7.20% 2011	9,790	9,374
General Motors Corp. 7.25% 2013	€1,000	1,344
General Motors Corp. 7.70% 2016	$2,600	2,340
General Motors Corp. 8.375% 2033	1,000	881
General Motors Corp. 8.80% 2021	19,360	17,860
General Motors Corp. 9.40% 2021	1,000	955
Genworth Financial, Inc. 6.15% 2066	6,500	6,088
Georgia-Pacific Corp. 8.125% 2011	500	510
Georgia-Pacific Corp., First Lien Term Loan B, 7.474% 2012 (1) (4)	1,007	990
German Government 3.50% 2016	1,665	2,243
German Government 5.25% 2008	€17,060	24,402
German Government 5.25% 2011	1,750	2,579
German Government, Series 6, 4.00% 2016	3,290	4,593
Glen Meadow Pass Through Trust 6.505% 2067 (2) (3)	9,050	8,782
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	$3,750	$3,866

	Principal		Market
	amount		value
Bonds & notes - 75.74%	(000)		(000)

GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037 (1)		4,500	4,364
Goodyear Tire & Rubber Co. 8.625% 2011		618	649
Goodyear Tire & Rubber Co. 9.13475% 2009 (1)		1,375	1,392
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014		2,000	1,990
Graphic Packaging International, Inc. 8.50% 2011		3,475	3,553
Grupo Posadas, SA de CV 8.75% 2011 (2)		4,000	4,110
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.321% 2030 (1)		1,000	1,017
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.321% 2030 (1)		1,250	1,271
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020		7,830	7,747
Gulfstream Natural Gas 6.19% 2025 (2)		1,220	1,204
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.296% 2045 (1) (3)		768	728
Harrah’s Operating Co., Inc. 5.50% 2010		4,500	4,323
Harrah’s Operating Co., Inc. 5.625% 2015		1,000	796
Hartford Financial Services Group, Inc. 5.95% 2036		1,115	1,061
Hawaiian Telcom Communications, Inc. 10.86% 2013 (1)		2,195	2,233
Hawaiian Telcom Communications, Inc. 9.75% 2013		2,870	2,949
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015		1,125	1,221
HBOS PLC 5.375% (undated) (1) (2)		7,750	7,261
HBOS PLC, Series B, 5.92% (undated) (1) (2)		2,500	2,265
HCA Inc. 9.125% 2014 (2)		580	613
HCA Inc. 9.25% 2016 (2)		680	724
HCA Inc. 9.625% 2016 (2) (5)		680	728
HCA Inc., Term Loan B, 7.448% 2013 (1) (4)		12,903	12,666
HealthSouth Corp. 10.75% 2016		6,715	7,101
HealthSouth Corp. 11.409% 2014 (1)		8,180	8,569
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011 (2)		2,000	1,988
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015 (2) (3)		5,000	4,905
Hilton Hotels Corp. 7.20% 2009		825	875
Hilton Hotels Corp. 7.625% 2008		695	706
Hilton Hotels Corp. 8.25% 2011		2,522	2,814
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 5.231% 2037 (1)		2,153	1,984
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012		3,500	3,517
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012		4,750	4,749
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013		6,750	6,813
Hospitality Properties Trust 5.625% 2017		2,255	2,094
Hospitality Properties Trust 6.30% 2016		1,300	1,278
Hospitality Properties Trust 6.70% 2018		5,000	4,980
Hospitality Properties Trust 6.75% 2013		1,500	1,551
Host Hotels & Resorts, LP, Series S, 6.875% 2014		3,000	3,007
Host Marriott, LP, Series K, 7.125% 2013		1,500	1,519
Host Marriott, LP, Series M, 7.00% 2012		4,050	4,101
Household Finance Corp. 4.125% 2009		2,000	1,950
HSBK (Europe) B.V. 7.25% 2017 (2)		13,760	12,246
HSBK (Europe) B.V. 7.75% 2013		3,125	3,118
HSBK (Europe) B.V. 7.75% 2013 (2)		505	504
Humana Inc. 6.45% 2016		1,500	1,524
Hungarian Government 6.00% 2011	HUF	1,130,580	6,255
Hungarian Government 6.75% 2017		622,000	3,569
Hungarian Government 7.25% 2012		3,703,850	21,499
Husky Energy Inc. 6.80% 2037		2,830	2,913
Hutchison Whampoa International Ltd. 6.50% 2013 (2)		6,750	7,017
Hutchison Whampoa International Ltd. 7.00% 2011 (2)		500	523
Idearc Inc. 8.00% 2016		7,450	7,469
ILFC E-Capital Trust II 6.25% 2065 (2)		8,865	8,559
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037		3,205	3,188
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037 (3)		8,736	8,718
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037 (3)		8,734	8,750
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.847% 2036 (1)		5,291	5,181
Intelsat (Bermuda), Ltd. 0%/9.25% 2015 (7)		1,200	993
Intelsat (Bermuda), Ltd. 8.25% 2013		1,775	1,810
Intelsat (Bermuda), Ltd. 9.25% 2016		2,000	2,085
Intelsat Corp. 9.00% 2016		2,500	2,587
Intelsat, Ltd. 6.50% 2013		3,000	2,295
International Lease Finance Corp., Series R, 5.40% 2012		2,500	2,481
International Lease Finance Corp., Series R, 5.625% 2013		6,875	6,825
International Lease Finance Corp., Series R, 5.65% 2014		2,500	2,476
International Paper Co. 5.85% 2012		520	527
ISA Capital do Brasil SA 7.875% 2012 (2)		625	636
ISA Capital do Brasil SA 8.80% 2017 (2)		6,500	6,825
Israel Electric Corp. Ltd. 7.70% 2018 (2)		500	544
Israeli Government 6.50% 2016 (3)		70,755	18,612
Israeli Government 7.50% 2014 (3)	ILS	53,297	14,708
iStar Financial, Inc. 5.375% 2010		3,500	3,372
iStar Financial, Inc. 6.00% 2010		750	730
iStar Financial, Inc. 7.00% 2008		950	949
iStar Financial, Inc., Series B, 5.125% 2011		1,000	942
J.C. Penney Co., Inc. 8.00% 2010		6,690	7,123
J.C. Penney Co., Inc. 9.00% 2012		2,485	2,827
J.C. Penney Corp., Inc. 5.75% 2018		2,490	2,395
J.P. Morgan Chase & Co. 4.875% 2014		770	743
J.P. Morgan Chase & Co. 4.891% 2015		5,300	5,218
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.688% 2037 (1) (2)		2,000	1,660
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.494% 2037 (1)		4,000	3,983
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046		3,500	3,467
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042		2,540	2,522
Jabil Circuit, Inc. 5.875% 2010		3,060	3,090
Japanese Government 0.90% 2008		¥1,142,400	9,972
Japanese Government 1.30% 2011		1,114,000	9,791
Japanese Government 1.50% 2014		720,000	6,327
Japanese Government 1.70% 2016		2,960,550	26,034
Japanese Government 1.80% 2008		1,666,300	14,612
Japanese Government 2.30% 2035		654,900	5,581
Jefferson Smurfit Corp. (U.S.) 7.50% 2013		2,800	2,723
Jefferson Smurfit Corp. (U.S.) 8.25% 2012		2,000	2,015
John Deere Capital Corp. 5.40% 2011		2,000	2,014
John Deere Capital Corp., Series D, 4.375% 2008		1,500	1,494
John Hancock Global Funding II, Series 2004-A, 3.50% 2009 (2)		2,000	1,956
JPMorgan Chase Bank NA 6.00% 2017		2,250	2,276
JPMorgan Chase Capital XX, Series T, 6.55% 2066		2,500	2,343
JPMorgan Chase Capital XXI, Series U, 6.309% 2037 (1)		7,500	6,707
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037		2,300	2,311
JSG Funding PLC 7.75% 2015		2,000	1,960
K N Energy, Inc. 7.25% 2028		1,500	1,404
K. Hovnanian Enterprises, Inc. 6.00% 2010		3,225	2,532
K. Hovnanian Enterprises, Inc. 6.25% 2015		2,980	2,280
K. Hovnanian Enterprises, Inc. 6.25% 2016		2,190	1,697
K. Hovnanian Enterprises, Inc. 6.50% 2014		545	426
K. Hovnanian Enterprises, Inc. 7.50% 2016		2,780	2,224
K. Hovnanian Enterprises, Inc. 8.625% 2017		5,625	4,669
Kabel Deutschland GmbH 10.625% 2014		2,625	2,822
Kansas City Southern Railway Co. 7.50% 2009		4,200	4,268
Kansas City Southern Railway Co. 9.50% 2008		1,850	1,899

	Principal		Market
	amount		value
Bonds & notes - 75.74%	(000)		(000)

Kazkommerts International BV 7.00% 2009 (2)		500		481
Kazkommerts International BV 7.875% 2014 (2)		800		730
Kazkommerts International BV 8.00% 2015		1,300		1,158
Kazkommerts International BV 8.00% 2015 (2)		1,250		1,114
Kazkommerts International BV, Series 4, 7.50% 2016		2,000		1,678
KB Home 5.875% 2015		2,130		1,821
KB Home 6.25% 2015		6,700		5,754
Kimco Realty Corp. 5.70% 2017		7,400		7,166
Kimco Realty Corp. 6.00% 2012		500		510
Kimco Realty Corp., Series C, 4.82% 2014		2,500		2,380
Kinder Morgan Energy Partners LP 6.00% 2017		380		376
Kinder Morgan Energy Partners LP 6.50% 2037		900		864
Kinder Morgan Energy Partners LP 6.75% 2011		2,000		2,084
Kinder Morgan Inc., Term Loan B, 6.63% 2013 (1) (4)		2,418		2,377
Kroger Co. 6.40% 2017		4,130		4,219
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (2)		2,419		2,431
Lazard Group LLC 7.125% 2015		3,010		3,045
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025		496		524
Lehman Brothers Holdings Inc. 6.50% 2017		2,340		2,376
Lehman Brothers Holdings Inc. 6.875% 2037		1,500		1,493
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.944% 2037 (1)		11,976		12,079
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037		2,217		2,277
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037		2,323		2,362
Level 3 Financing, Inc. 9.25% 2014		2,500		2,475
Liberty Media Corp. 7.75% 2009		1,750		1,794
Liberty Media Corp. 7.875% 2009		2,200		2,275
Liberty Media Corp. 8.25% 2030		2,375		2,339
Liberty Mutual Group Inc. 6.50% 2035 (2)		565		517
Liberty Mutual Group Inc. 7.50% 2036 (2)		5,190		5,336
Liberty Mutual Group Inc., Series A, 7.80% 2087 (2)		4,540		4,431
Limited Brands, Inc. 6.90% 2017		1,760		1,772
Lincoln National Corp. 5.65% 2012		3,250		3,268
Lincoln National Corp. 7.00% 2066		5,620		5,801
Lloyds TSB Group PLC 6.267% (undated) (1) (2)		8,700		7,971
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013		3,750		3,756
Lukoil International Finance BV 6.656% 2022 (2)		6,100		5,786
Lyondell Chemical Co. 10.50% 2013		1,700		1,836
Malaysian Government 3.718% 2012		10,000		2,952
Malaysian Government 3.869% 2010	MYR	27,435		8,123
Malaysian Government 4.262% 2016		20,900		6,394
Mangrove Bay Pass Through Trust 6.102% 2033 (2)		390		363
Marathon Oil Corp. 6.00% 2017		1,250		1,254
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014		2,500		2,575
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013		5,250		5,193
MDC Holdings, Inc. 5.50% 2013		3,885		3,656
Merrill Lynch & Co., Inc. 6.11% 2037		3,970		3,749
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031		1,302		1,348
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038 (1)		2,000		1,948
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.843% 2039 (1)		3,160		3,181
MetLife, Inc. 5.50% 2014		$2,044		2,055
MGM MIRAGE 5.875% 2014		1,700		1,575
MGM MIRAGE 6.00% 2009		4,750		4,738
MGM MIRAGE 6.75% 2012		4,000		3,955
MGM MIRAGE 6.75% 2013		1,250		1,228
Michaels Stores, Inc. 0%/13.00% 2016 (2) (7)		750		454
Michaels Stores, Inc. 10.00% 2014 (2)		8,450		8,703
Michaels Stores, Inc. 11.375% 2016 (2)		750		771
Michaels Stores, Inc., Term Loan B, 7.625% 2013 (1) (4)		2,244		2,181
MidAmerican Energy Holdings Co. 6.125% 2036		1,500		1,461
MidAmerican Energy Holdings Co., Series D, 5.00% 2014		$2,200		2,124
Midwest Generation, LLC, Series B, 8.56% 2016 (4)		1,586		1,697
Mirant Americas Generation, Inc. 8.30% 2011		2,300		2,335
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative preferred (undated) (1) (2)		7,200		6,761
Mohegan Tribal Gaming Authority 6.375% 2009		5,250		5,250
Mohegan Tribal Gaming Authority 7.125% 2014		1,750		1,763
Morgan Stanley 10.09% 2017 (3)	R$	3,000		1,606
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030		681		684
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035		1,055		1,070
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.683% 2034 (1)		1,776		1,725
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.64% 2037 (1)		4,376		4,434
National Grid PLC 6.30% 2016		1,315		1,332
National Grid Transco PLC 4.375% 2020		€1,290		1,611
National Semiconductor Corp. 6.15% 2012		4,500		4,583
National Westminster Bank PLC 7.75% (undated) (1)		250		250
Nationwide Financial Services, Inc. 6.75% 2067		4,665		4,512
Nationwide Mutual Insurance Co. 7.875% 2033 (2)		515		585
Neenah Paper, Inc. 7.375% 2014		2,325		2,255
Neiman Marcus Group, Inc. 9.00% 2015 (5)		1,900		2,033
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015		150		147
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016		1,450		1,424
New York Life Global Funding 3.875% 2009 (2)		2,250		2,234
New York Life Global Funding 4.625% 2010 (2)		2,500		2,501
Newfield Exploration Co. 6.625% 2014		1,000		987
Newfield Exploration Co. 6.625% 2016		1,250		1,228
News America Holdings Inc. 8.25% 2018		4,885		5,594
News America Holdings Inc. 9.25% 2013		2,500		2,899
News America Inc. 4.75% 2010		2,000		1,978
News America Inc. 6.75% 2038		1,000		1,050
Nextel Communications, Inc., Series D, 7.375% 2015		17,740		18,044
Nextel Communications, Inc., Series E, 6.875% 2013		16,720		16,802
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016 (7)		4,200		2,961
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014		5,300		5,631
Norske Skogindustrier ASA 7.625% 2011 (2)		2,500		2,547
North Front Pass Through Trust 5.81% 2024 (2)		3,125		3,045
Northern Rock PLC 5.60% (undated) (1) (2) (3)		1,800		1,215
Northern Rock PLC 6.594% (undated) (1) (2) (3)		4,400		2,970
Northwest Airlines, Inc., Term Loan A, 8.698% 2018 (1) (4)		9,779		9,510
NRG Energy, Inc. 7.25% 2014		725		729
NRG Energy, Inc. 7.375% 2016		4,675		4,698
NTELOS Inc., Term Loan B, 7.38% 2011 (1) (4)		2,438		2,417
NTL Cable PLC 8.75% 2014		2,675		2,755
NTL Cable PLC 8.75% 2014		€1,000		1,449
NTL Cable PLC 9.75% 2014		£700		1,434
NXP BV and NXP Funding LLC 7.875% 2014		5,050		4,879
NXP BV and NXP Funding LLC 8.11% 2013 (1)		3,025		2,821
NXP BV and NXP Funding LLC 9.50% 2015		11,755		10,991
Nykredit 4.00% 2035	DKr	23,337	DKr	3,961
ORIX Corp. 5.48% 2011		1,700		1,668
Owens-Brockway Glass Container Inc. 6.75% 2014		€1,250		1,756
Owens-Brockway Glass Container Inc. 8.75% 2012		2,250		2,354
Owens-Brockway Glass Container Inc. 8.875% 2009		2,197		2,241
Panama (Republic of) Global 6.70% 2036 (4)		3,450		3,562

	Principal		Market
	amount		value
Bonds & notes - 75.74%	(000)		(000)

Panama (Republic of) Global 7.125% 2026		390	423
Panama (Republic of) Global 9.375% 2029		500	673
Pemex Project Funding Master Trust 6.625% 2035		2,000	2,071
Petroleum Export Ltd., Class A-3, 5.265% 2011 (2) (4)		3,312	3,295
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012		3,000	2,959
Plastipak Holdings, Inc. 8.50% 2015 (2)		$2,000	2,080
Plum Creek Timberlands, LP 5.875% 2015		2,000	1,948
PNC Funding Corp. 5.558% 2014 (1)		5,000	4,863
PNC Funding Corp., Series I, 6.517% (undated) (1) (2)		5,600	5,627
PNC Funding Corp., Series II, 6.113% (undated) (1) (2)		1,600	1,535
Pogo Producing Co. 6.625% 2015		100	101
Pogo Producing Co. 6.875% 2017		4,000	4,040
Pogo Producing Co. 7.875% 2013		2,825	2,938
Polar Tankers, Inc. 5.951% 2037 (2)		2,250	2,148
Polish Government 4.25% 2011		20,392	7,405
Polish Government 5.25% 2017		7,980	2,921
Polish Government 5.75% 2010	PLN	30,160	11,525
Premcor Refining Group Inc. 6.75% 2011		1,250	1,297
Premcor Refining Group Inc. 9.50% 2013		400	422
ProLogis 5.50% 2012		2,500	2,474
Protective Life Insurance Co., Series 2005-C, 4.85% 2010		2,250	2,243
Prudential Financial, Inc., Series D, 6.10% 2017		3,000	3,029
Prudential Holdings, LLC, Series C, 8.695% 2023 (2) (4)		1,250	1,538
PSEG Energy Holdings Inc. 8.625% 2008		408	412
PTS Acquisition Corp. 9.50% 2015 (2) (5)		5,295	5,030
Qatar Petroleum 5.579% 2011 (2) (4)		4,889	4,906
QBE Capital Funding II LP 6.797% (undated) (1) (2)		1,415	1,390
Quebecor Media Inc. 7.75% 2016		1,325	1,270
Queensland Treasury Corp. 6.00% 2015	A$	17,830	15,221
Qwest Capital Funding, Inc. 7.25% 2011		6,475	6,540
Qwest Capital Funding, Inc. 7.625% 2021		350	329
Qwest Capital Funding, Inc. 7.90% 2010		4,295	4,413
Qwest Communications International Inc. 7.25% 2011		4,000	4,065
Qwest Corp. 8.875% 2012		1,250	1,370
R.H. Donnelley Corp. 8.875% 2017 (2)		2,000	2,040
R.H. Donnelley Corp., Series A-1, 6.875% 2013		425	404
R.H. Donnelley Corp., Series A-3, 8.875% 2016		1,200	1,228
Radio One, Inc. 6.375% 2013		1,300	1,157
Radio One, Inc., Series B, 8.875% 2011		4,600	4,565
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009 (2) (4)		2,673	2,648
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009 (4)		37	37
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014 (2) (4)		360	401
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014 (4)		675	751
Ras Laffan Liquefied Natural Gas II 5.298% 2020 (2) (4)		7,500	7,173
RBS Global, Inc. and Rexnord LLC 9.50% 2014		3,250	3,380
Realogy Corp. 10.50% 2014 (2)		6,280	5,369
Realogy Corp. 11.00% 2014 (2) (5)		4,275	3,532
Realogy Corp. 12.375% 2015 (2)		2,500	1,894
Realogy Corp., Term Loan B, 8.36% 2013 (1) (4)		425	400
Realogy Corp., Term Loan B, Letter of Credit, 5.32% 2013 (1) (4)		74	70
Regal Cinemas Corp., Series B, 9.375% 2012 (3)		1,000	1,046
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034		2,319	2,267
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036		922	927
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037 (3)		9,180	9,266
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037		5,180	5,158
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037 (3)		7,388	7,306
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019		1,501	1,467
Residential Capital Corp. 7.00% 2011		2,000	1,631
Residential Capital Corp. 7.375% 2010		10,375	8,616
Residential Capital Corp. 7.46% 2009 (1)		5,000	4,256
Residential Capital Corp. 7.50% 2013		9,900	8,003
Residential Capital Corp. 9.19% 2009 (1) (2)		5,445	3,818
Residential Capital, LLC 6.224% 2008 (1)		$3,750	$3,455
Residential Capital, LLC 7.50% 2012		1,170	949
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037 (1) (3)		8,044	7,642
Resona Bank, Ltd. 3.75% 2015		€1,015	1,388
Resona Bank, Ltd. 4.125% (undated) (1)		970	1,271
Resona Bank, Ltd. 5.85% (undated) (1) (2)		$5,465	5,148
Rockwood Specialties Group, Inc. 7.625% 2014		€1,500	2,139
Rodamco Europe Finance BV, Series 5, 3.75% 2012		€1,600	2,160
Rogers Wireless Inc. 7.25% 2012		3,825	4,054
Rogers Wireless Inc. 7.50% 2015		1,975	2,120
Rohm and Haas Co. 6.00% 2017		2,500	2,512
Rouse Co. 3.625% 2009		1,140	1,097
Rouse Co. 6.75% 2013 (2)		4,500	4,437
Rouse Co. 7.20% 2012		2,360	2,380
Royal Bank of Scotland Group PLC 6.99% (undated) (1) (2)		9,190	9,379
Royal Bank of Scotland Group PLC 7.64% (undated) (3)		700
Royal Caribbean Cruises Ltd. 7.00% 2007		1,175	1,175
Royal Caribbean Cruises Ltd. 8.00% 2010		1,375	1,438
Royal Caribbean Cruises Ltd. 8.75% 2011		2,675	2,866
RSC Holdings III, LLC, Second Lien Term Loan B, 8.86% 2013 (1) (4)		696	678
Rural Cellular Corp. 8.621% 2013 (1) (2)		5,500	5,665
Russian Federation 8.25% 2010 (2) (4)		1,333	1,389
Russian Federation 8.25% 2010 (4)		2,333	2,431
Safeway Inc. 6.35% 2017		1,600	1,629
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033		1,250	1,296
Sanmina-SCI Corp. 8.125% 2016		7,425	6,460
Sanmina-SCI Corp. 8.444% 2014 (1) (2)		2,000	1,920
Santander Issuances, SA Unipersonal 5.805% 2016 (2)		7,300	7,400
Santander Perpetual, SA Unipersonal 4.375% (undated) (1)		€2,065	2,700
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035 (2) (3)		1,750	1,765
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035 (2) (3)		3,000	2,968
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036 (2) (3)		3,000	2,966
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036 (2) (3)		4,500	4,342
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036 (2) (3)		3,000	2,865
SBC Communications Inc. 5.10% 2014		2,700	2,616
SBC Communications Inc. 5.625% 2016		6,750	6,704
SBC Communications Inc. 6.45% 2034		2,130	2,167
Schering-Plough Corp. 5.375% 2014 (3)		€1,020	1,455
Schering-Plough Corp. 6.00% 2017		$1,890	1,902
Schering-Plough Corp. 6.55% 2037		3,000	3,070
Scottish Power PLC 5.375% 2015		1,230	1,202
Seminole Tribe of Florida 5.798% 2013 (2) (4)		1,795	1,814
Seminole Tribe of Florida 5.804% 2020 (2) (3) (4)		1,500	1,529
Shinsei Bank, Ltd. 3.75% 2016		€1,030	1,375
Shinsei Bank, Ltd. 3.75% 2016 (1)		675	901
Silicon Valley Bank 5.70% 2012		4,000	3,996
Simon Property Group, LP 4.875% 2010		1,000	990
Simon Property Group, LP 5.375% 2011		2,500	2,495
Singapore (Republic of) 3.125% 2011	S$	28,825	19,962
Singapore (Republic of) 3.75% 2016		19,760	14,415

	Principal		Market
	amount		value
Bonds & notes - 75.74%	(000)		(000)

Singapore Telecommunications Ltd. 6.375% 2011 (2)		$750	786
SLM Corp., Series A, 5.40% 2011		1,210	1,131
Small Business Administration, Series 2001-20J, 5.76% 2021 (4)		471	481
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017		2,835	2,800
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1) (2)		3,000	3,000
South Korean Government 4.25% 2014		3,978,800	4,029
South Korean Government 5.00% 2011	KRW	7,353,590	7,923
South Korean Government 5.25% 2015		17,265,710	18,505
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023 (2) (4)		493	499
Southern Natural Gas Co. 5.90% 2017 (2)		2,510	2,455
Southern Natural Gas Co. 8.00% 2032		750	851
SP PowerAssets Ltd. 3.80% 2008 (2)		2,000	1,969
Spanish Government 4.25% 2007		€20,390	29,072
Spectrum Brands, Inc. 7.375% 2015		2,600	2,015
Standard Chartered Bank 6.40% 2017 (2)		1,400	1,405
Standard Chartered PLC 6.409% (undated) (1) (2)		7,400	6,839
Standard Pacific Corp. 5.125% 2009		2,000	1,700
Standard Pacific Corp. 6.25% 2014		1,345	962
Standard Pacific Corp. 6.875% 2011		300	229
Standard Pacific Corp. 7.00% 2015		1,340	958
Standard Pacific Corp. 7.75% 2013		4,500	3,487
Staples, Inc. 7.375% 2012		2,000	2,173
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025		326	327
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable, Series 2003-E, 5.55% 2014		$1,625	1,588
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025		1,457	1,410
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027		400	414
Stater Bros. Holdings Inc. 7.75% 2015		1,425	1,418
Stater Bros. Holdings Inc. 8.125% 2012		2,550	2,611
Stone Container Corp. 8.375% 2012		2,250	2,261
Stora Enso Oyj 6.404% 2016 (2)		1,780	1,757
Stora Enso Oyj 7.25% 2036 (2)		4,950	5,002
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.973% 2037 (1)		3,308	3,249
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.941% 2037 (1)		1,591	1,553
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.52% 2027 (1) (2) (3)		84	91
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018		2,781	2,680
Sumitomo Mitsui Banking Corp. 4.375% 2014		€1,645	2,302
Sumitomo Mitsui Banking Corp. 5.625% (undated) (1) (2)		$9,670	9,012
SunGard Data Systems Inc. 9.125% 2013		5,500	5,747
SUPERVALU INC. 7.50% 2012		765	796
SUPERVALU INC., Term Loan B, 7.32% 2012 (1) (4)		1,981	1,966
Surgical Care Affiliates, Inc. 10.00% 2017 (2)		2,500	2,413
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010 (2)		4,500	4,510
Swedish Government 5.00% 2009	SKr	123,335	19,418
Swedish Government 5.00% 2020		39,290	6,508
Technical Olympic USA, Inc. 7.50% 2015		2,155	463
Teekay Shipping Corp. 8.875% 2011		3,350	3,534
Telecom Italia Capital SA 5.25% 2015		4,000	3,803
Telecom Italia Capital SA, Series B, 5.25% 2013		$2,750	2,672
Telecom Italia SpA 6.25% 2012		€920	1,365
Tele-Communications, Inc. 9.80% 2012		2,000	2,317
Telefónica Emisiones, SAU 5.984% 2011		5,000	5,091
Telenet Communications NV 9.00% 2013		€747	1,161
Telenet Group Holding NV 0%/11.50% 2014 (2) (7)		$1,635	1,627
Tenet Healthcare Corp. 6.375% 2011		700	616
Tenet Healthcare Corp. 9.25% 2015		2,150	1,908
Tenet Healthcare Corp. 9.875% 2014		4,100	3,772
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014 (2) (4)		6,250	6,187
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014 (4)		3,000	2,970
Tenneco Automotive Inc. 8.625% 2014		2,000	2,025
Tennessee Gas Pipeline Co. 7.00% 2028		2,000	2,046
Terex Corp. 7.375% 2014		6,000	6,120
Tesco PLC 5.50% 2033		£330	644
TFM, SA de CV 9.375% 2012		3,150	3,315
THL Buildco, Inc. 8.50% 2014		3,225	2,814
Thomson Corp. 5.50% 2035 (3)		1,180	1,017
Thomson Corp. 6.20% 2012		1,035	1,056
Thomson Learning 10.50% 2015 (2)		4,500	4,466
Time Warner Cable Inc. 5.40% 2012 (2)		5,000	4,944
Toll Brothers, Inc. 4.95% 2014		765	672
Toll Brothers, Inc. 5.15% 2015		2,435	2,089
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036 (2)		500	495
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036 (2) (3)		6,000	5,913
Toys “R” Us, Inc. 7.625% 2011		4,580	4,214
TransCanada PipeLines Ltd. 6.35% 2067		12,250	11,778
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012		9,340	9,375
Triton PCS, Inc. 8.50% 2013		3,250	3,417
TuranAlem Finance BV 7.75% 2013 (2)		1,000	892
TuranAlem Finance BV 8.25% 2037 (2)		5,000	4,375
TuranAlem Finance BV 8.50% 2015 (2) (3)		875	814
TuranAlem Finance BV 8.50% 2015 (3)		2,750	2,557
Twin Reefs Asset Trust (XLFA), Series B, 6.82% (undated) (1) (2) (3)		2,500	2,163
Tyco International Group SA 6.125% 2008		2,375	2,402
Tyco International Group SA 6.875% 2029		2,380	2,396
Tyco International Group SA 7.00% 2028		620	676
Tyson Foods, Inc. 6.85% 2016		4,305	4,458
U S WEST Capital Funding, Inc. 6.375% 2008		100	100
U S WEST Capital Funding, Inc. 6.875% 2028		700	604
U.S. Treasury 3.00% 2012 (3) (6)		7,750	9,351
U.S. Treasury 3.875% 2009		7,500	7,488
U.S. Treasury 4.25% 2013		98,625	98,518
U.S. Treasury 4.375% 2008		22,000	22,022
U.S. Treasury 4.50% 2016		40,545	40,542
U.S. Treasury 4.50% 2036		34,434	32,653
U.S. Treasury 6.00% 2026		11,500	13,029
UniCredito Italiano SpA 5.584% 2017 (2)		$9,480	9,568
Union Electric Co. 5.25% 2012		1,495	1,489
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006 (3) (4) (8)		230
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012 (4)		4,367	4,405
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011 (4) (8)		3,633	4,269
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014 (3) (4)		436	436
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010 (4)		453	452
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015 (4)		644	646
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024 (4)		3,970	3,970
United Air Lines, Inc., Term Loan B, 7.125% 2014 (1) (4)		995	948
United Dominion Realty Trust, Inc. 5.00% 2012		1,000	985
United Dominion Realty Trust, Inc. 6.50% 2009		1,000	1,032
United Dominion Realty Trust, Inc., Series E, 4.50% 2008		500	498
United Kingdom 4.75% 2015		9,596	19,270
United Kingdom 4.75% 2020		1,340	2,690
United Kingdom 4.75% 2038		2,970	6,233
United Kingdom 5.00% 2008		£1,135	2,318
United Mexican States Government Global 6.375% 2013		1,260	1,328

	Principal		Market
	amount		value
Bonds & notes - 75.74%	(000)		(000)

United Mexican States Government Global 9.875% 2010		$1,000	1,115
United Mexican States Government, Series M20, 10.00% 2024		93,400	10,218
United Mexican States Government, Series MI10, 9.50% 2014	MXP	30,900	3,088
United States Agency for International Development, Republic of Egypt 4.45% 2015		5,000	4,858
UnitedHealth Group Inc. 6.00% 2017 (2)		4,500	4,505
Univision Communications Inc. 7.85% 2011		1,500	1,508
Univision Communications Inc. 9.75% 2015 (2) (5)		11,275	11,049
Univision Communications, Inc., First Lien Term Loan B, 7.61% 2014 (1) (4)		3,800	3,605
Univision Communications, Inc., Second Lien Term Loan, 7.629% 2009 (1) (4)		725	720
UnumProvident Corp. 5.859% 2009		2,000	2,028
UnumProvident Finance Co. PLC 6.85% 2015 (2)		1,500	1,532
UPM-Kymmene Corp. 5.625% 2014 (2)		4,500	4,358
US Bank National Assn. 4.40% 2008		3,000	2,976
USG Corp. 6.30% 2016		2,000	1,818
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015		1,700	1,784
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020		1,457	1,478
Veolia Environnement 6.125% 2033		€2,740	3,963
Verizon Communications Inc. 5.50% 2017		14,785	14,513
Verizon Global Funding Corp. 7.75% 2030		1,900	2,204
Viacom Inc. 6.25% 2016		2,040	2,049
Viacom Inc. 6.875% 2036		260	260
Viant Holdings Inc. 10.125% 2017 (2)		3,390	3,170
Vidéotron Ltée 6.375% 2015		1,000	945
Vidéotron Ltée 6.875% 2014		4,125	4,073
Visteon Corp. 7.00% 2014		2,000	1,565
Visteon Corp. 8.25% 2010		1,500	1,327
VWR International, Inc. 10.25% 2015 (2) (5)		7,320	7,100
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034		560	563
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042		4,000	3,979
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042 (1)		3,250	3,134
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045		4,000	3,983
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018		3,424	3,329
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.391% 2045 (1)		1,494	1,471
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.824% 2037 (1)		4,336	4,245
Warner Chilcott Corp. 8.75% 2015		650	676
Washington Mutual Bank 5.93% 2013 (1)		4,265	4,067
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 5.8025% 2015 (1) (2) (3)		5,000	4,828
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated) (1) (2)		14,000	12,856
Washington Mutual Preferred Funding II Ltd. 6.665% (undated) (1) (2) (3)		11,800	10,448
Washington Mutual Preferred Funding III Ltd. 6.895% (undated) (1) (2)		3,900	3,661
Washington Mutual, Inc. 5.51% 2012 (1)		6,850	6,528
Waste Management, Inc. 7.375% 2010		650	688
WellPoint, Inc. 5.25% 2016		625	598
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037		4,889	4,926
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037		10,386	10,326
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037		5,473	5,506
Wells Fargo Bank, National Assn. 4.75% 2015		3,000	2,853
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033		2,390	2,348
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020		12,823	12,361
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.662% 2036 (1)		3,313	3,284
Western Union Co. 5.67% 2008 (1)		4,000	4,003
Western Union Co. 5.93% 2016		6,000	5,928
Westfield Group 5.40% 2012 (2)		$5,000	4,948
William Lyon Homes, Inc. 7.625% 2012		1,500	1,028
Williams Companies, Inc. 6.375% 2010 (2)		1,000	1,010
Williams Companies, Inc. 7.125% 2011		500	521
Williams Companies, Inc. 8.125% 2012		6,180	6,690
Williams Companies, Inc. 8.75% 2032		500	578
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017		2,500	2,562
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011		2,950	3,083
Williams Scotsman, Inc. 8.50% 2015		1,500	1,658
Windstream Corp. 8.625% 2016		5,800	6,213
WMX Technologies, Inc. 7.10% 2026		500	524
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012		€1,595	2,124
Wyeth 5.50% 2016		1,000	981
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014		6,200	6,107
Xerox Corp. 7.125% 2010		2,500	2,598
XL Capital Ltd. 6.25% 2027		2,750	2,589
XL Capital Ltd., Series E, 6.50% (undated) (1)		1,701	1,592
XTO Energy Inc. 6.25% 2017		2,000	2,034
Young Broadcasting Inc. 10.00% 2011		2,716	2,519
YUM! Brands, Inc. 7.70% 2012		1,000	1,085
ZFS Finance (USA) Trust II 6.45% 2065 (2)		5,000	4,837
ZFS Finance (USA) Trust V 6.50% 2037 (2)		1,500	1,453
Zions Bancorporation 5.50% 2015		740	712

Total bonds & notes (cost: $3,613,336,000)			3,614,499

		Market
		value
Convertible securities - 0.19%	Shares or principal amount	(000)

Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€1,518,000	2,203
Countrywide Financial Corp., Series A, 1.86% convertible debentures 2037 (1) (2)	$7,500,000	6,882

Total convertible securities (cost: $7,808,000)		9,085

		Market
		value
Preferred stocks - 2.53%	Shares	(000)

Banco Santander Central Hispano, SA 6.50% (2) (3)	200,000	4,425
Barclays Bank PLC 4.75% (1)	1,560,000	1,810
BNP Paribas Capital Trust 9.003% noncumulative trust (1) (2)	850,000	937
BNP U.S. Funding LLC, Series A, 7.738% noncumulative (1) (2)	1,175,000	1,181
Chuo Mitsui Trust and Banking Co., Ltd. 5.506% (1) (2)	10,090,000	9,327
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative (1)	3,100,000	4,047
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares (1) (2)	750,000	805
Deutsche Bank Capital Funding Trust I 7.872% (1) (2)	2,500,000	2,595
Fannie Mae, Series O, x.xx% (2)	100,000	5,238
Fuji JGB Investment LLC, Series A, 9.87% noncumulative (1) (2)	3,230,000	3,316
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up (1) (2)	6,030,000	6,616
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative (1) (2)	5,555,000	5,659
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative (2)	520,000	9,490
ING Capital Funding Trust III 8.439% noncumulative (1)	4,000,000	4,330
Mizuho Capital Investment (EUR) 1 Ltd. 5.02% (1)	800,000	1,097

		Market
		value
Preferred stocks - 2.53%	Shares	(000)

MUFG Capital Finance 1 Ltd. 6.346% noncumulative (1)	20,148,000	$19,184
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	20,000	502
RBS Capital Trust I 4.709% noncumulative trust (1) (3)	1,500,000	1,369
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (1) (2)	1,000,000	1,005
Royal Bank of Scotland Group PLC 5.512% noncumulative trust (1)	5,000,000	4,685
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative (1) (2)	10,800,000	9,619
Sumitomo Mitsui Banking Corp. 6.078% (1) (2)	17,008,000	15,812
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities (2)	65,000	1,875
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative (1) (2)	3,025,000	3,133
Wachovia Capital Trust III 5.80% (1)	2,450,000	2,435

Total preferred stocks (cost: $126,818,000)		120,492

		Market
		value
Common stocks - 0.36%	Shares	(000)

American Tower Corp., Class A (9)	42,271	1,840
Clarent Hospital Corp. (3) (9)	16,114	2
DigitalGlobe Inc. (2) (3) (9)	306,464	1,226
Drax Group PLC	200,094	2,495
Embarq Corp.	1,686	94
Sprint Nextel Corp., Series 1	33,726	641
UAL Corp. (9)	1,580	73
XO Holdings, Inc. (9)	1,134	4
ZiLOG, Inc. (9)	32,500	118
Other common stocks in initial period of acquisition		10,719

Total common stocks (cost: $16,104,000)		17,212

		Market
		value
Rights & warrants - 0.00%	Shares	(000)

GT Group Telecom Inc., warrants, expire 2010 (2) (3) (9)	1,000
XO Holdings, Inc., Series A, warrants, expire 2010 (9)	2,273	$1
XO Holdings, Inc., Series B, warrants, expire 2010 (9)	1,704	1
XO Holdings, Inc., Series C, warrants, expire 2010 (9)	1,704

Total rights & warrants (cost: $52,000)		2

	Principal	Market
	amount	value
Short-term securities - 20.34%	(000)	(000)

Abbott Laboratories 4.75-5.22% due 10/2-10/26/2007 (2)	79,000	78,868
AIG Funding Inc. 5.28% due 10/16/2007	25,000	24,941
Anheuser-Busch Cos. Inc. 5.20% due 10/31/2007 (2)	28,900	28,763
AT&T Inc. 4.75-5.22% due 10/23-10/31/2007 (2)	46,500	46,314
CAFCO, LLC 5.27% due 10/5/2007 (2)	26,600	26,580
Ciesco LLC 5.50% due 10/24/2007 (2)	31,300	31,185
Coca-Cola Co. 4.72-5.23% due 10/2-11/15/2007 (2) (10)	56,400	56,205
E.I. duPont de Nemours and Co. 5.02-5.20% due 10/5-10/10/2007 (2)	100,000	99,878
Estée Lauder Companies Inc. 5.00% due 10/26/2007 (2)	9,300	9,266
Federal Home Loan Bank 4.50-4.89% due 10/5/2007-1/22/2008	84,233	83,778
Freddie Mac 4.55-4.70% due 12/10/2007-3/10/2008 (10)	109,900	$108,849
Harley-Davidson Funding Corp. 5.25% due 10/5/2007 (2)	8,000	7,994
Hewlett-Packard Co. 4.95-5.00% due 10/19-11/16/2007 (2) (10)	40,350	40,185
International Lease Finance Corp. 5.25% due 10/24/2007	25,500	25,412
Johnson & Johnson 4.98-5.19% due 10/5-10/24/2007 (2)	31,700	31,652
Paccar Financial Corp. 5.21% due 10/18/2007	20,900	20,846
Private Export Funding Corp. 5.22% due 10/29/2007 (2)	30,000	29,891
Procter & Gamble International Funding S.C.A. 4.98-5.23% due 10/11-11/14/2007 (2)	106,500	106,017
Ranger Funding Co. LLC 6.20% due 10/12/2007 (2)	31,000	30,936
Target Corp. 5.00% due 10/19/2007	9,000	8,976
Three Pillars Funding, LLC 5.30% due 10/1/2007 (2)	14,800	14,793
Triple-A One Funding Corp. 5.75% due 10/10/2007 (2)	500	499
Variable Funding Capital Corp. 6.10% due 10/4/2007 (2)	24,500	24,483
Wal-Mart Stores Inc. 4.72% due 12/18/2007 (2)	35,000	34,602

Total short-term securities (cost: $970,844,000)		970,913

Total investment securities (cost: $4,734,962,000)		4,732,203
Other assets less liabilities		40,180

Net assets		$4,772,383

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)	Coupon rate may change periodically.

(2)	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,409,285,000 which represented 29.53% of the net assets of the fund.

(3)	Valued under fair value procedures adopted by authority of the board of directors.

The total value of all such securities, including those in “Miscellaneous,” was $203,352,000.

(4)	Principal payments may be made periodically.

Therefore, the effective maturity date may be earlier than the stated maturity date.

(5)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(6)	Index-linked bond whose principal amount moves with a government retail price index.

(7)	Step bond; coupon rate will increase at a later date.

(8)	Scheduled interest and/or principal payment was not received.

(9)	Security did not produce income during the last 12 months.

(10)	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Statement of Investments
September 30, 2007 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
Asset-Backed Securities (2.4%)
Auto Loan (0.6%)
Nissan Auto Receivables Owner Trust, 4.74%, 09/15/09	$9,655,988	$9,617,156

Bank (0.6%)
Wells Fargo Mortgage Backed Securities, Series 2007-11, Class A96, 6.00%, 08/25/37	9,394,842	9,364,966

Diversified Financial Services (1.2%)(a)
Aegis Asset Backed Securities Trust, 5.59%, 01/25/37	6,118,235	6,086,077
Fremont Home Loan Trust, 5.68%, 01/25/36	4,352,119	4,340,025
Residential Accredit Loans, Inc., 5.69%, 11/25/36	7,904,242	7,723,910

		18,150,012

Total Asset-Backed Securities (Cost $37,160,960)		37,132,134

Corporate Bonds (25.5%)
Aerospace & Defense (0.1%)
General Dynamics Corp., 4.25%, 05/15/13	250,000	235,737
McDonnell Douglas Corp., 9.75%, 04/01/12	600,000	705,542
United Tech Corp., 4.88%, 05/01/15	795,000	765,283

		1,706,562

Airlines (0.0%)
Continental Airlines, Inc.
7.92%, 05/01/10	350,000	356,125
6.56%, 08/15/13	233,000	241,097

		597,222

Automobiles (1.4%)
DaimlerChrysler AG
5.88%, 03/15/11	2,737,000	2,776,426
7.30%, 01/15/12	389,000	414,895
6.50%, 11/15/13	487,000	504,982
8.50%, 01/18/31	369,000	457,404
Ford Credit Auto Owner Trust, 5.42%, 07/15/09	7,828,145	7,826,706
Honda Auto Receivables Owner Trust, 5.12%, 10/15/10	9,424,000	9,418,894

		21,399,307

Banks (6.5%)
Bank of America Corp.
4.50%, 08/01/10	206,000	203,940
4.38%, 12/01/10	590,000	580,720
5.38%, 08/15/11	383,000	385,754
4.88%, 09/15/12	289,000	282,830
4.88%, 01/15/13	649,000	633,523
4.75%, 08/01/15	619,000	584,517
5.25%, 12/01/15	737,000	714,251
6.00%, 06/15/16	295,000	298,325
5.63%, 10/14/16	2,655,000	2,652,818
4.84%, 07/10/45	2,784,000	2,685,130
5.36%, 10/10/45	4,070,000	4,018,440
Bank of New York Corp., 5.05%, 03/03/09	531,000	528,777
BB&T Corp.
6.50%, 08/01/11	2,242,000	2,328,223
4.75%, 10/01/12	236,000	229,166
Capital One Bank Corp.
5.75%, 09/15/10	236,000	238,391
5.13%, 02/15/14	765,000	734,124
Capital One Financial
5.50%, 06/01/15	442,000	421,126
5.25%, 02/21/17	304,000	279,638
Charter One Bank NA, 6.38%, 05/15/12	700,000	721,270
Citigroup, Inc.
6.38%, 11/15/08	162,000	164,504
3.63%, 02/09/09	838,000	823,251
4.13%, 02/22/10	531,000	521,532
4.63%, 08/03/10	324,000	321,401
6.50%, 01/18/11	133,000	138,291
5.13%, 02/14/11	88,000	87,831
6.00%, 02/21/12	147,000	151,084
5.25%, 02/27/12	1,750,000	1,749,631
5.63%, 08/27/12	295,000	298,457
5.30%, 01/07/16	354,000	345,137
5.85%, 08/02/16	413,000	417,764
6.63%, 06/15/32	333,000	347,710
5.88%, 02/22/33	118,000	112,683
5.85%, 12/11/34	900,000	867,910
Comerica, Inc., 4.80%, 05/01/15	177,000	163,652
Deutsche Bank Financial LLC, 7.50%, 04/25/09	100,000	103,832
European Investment Bank, 5.13%, 09/13/16	350,000	350,885
Fifth Third Bank, 4.20%, 02/23/10	1,018,000	1,001,007
First Union National Bank, 6.14%, 03/15/33	3,123,683	3,212,442
Golden West Financial Corp., 4.75%, 10/01/12	156,000	152,395
HSBC Bank USA
3.88%, 09/15/09	1,047,000	1,026,645
4.63%, 04/01/14	590,000	550,630
5.88%, 11/01/34	717,000	676,720
Huntington National Bank, 5.50%, 02/15/16	300,000	293,095
Inter-American Development Bank
5.00%, 04/05/11	350,000	355,919
5.13%, 09/13/16	585,000	592,007
JP Morgan Chase & Co.
6.25%, 01/15/09	59,000	59,724
3.50%, 03/15/09	1,445,000	1,413,821
7.88%, 08/01/10	59,000	63,126
4.50%, 11/15/10	1,622,000	1,598,174
4.60%, 01/17/11	590,000	576,590
5.60%, 06/01/11	2,065,000	2,091,182
6.63%, 03/15/12	643,000	674,941
5.25%, 01/30/13	147,000	145,733
4.75%, 03/01/15	254,000	240,638
5.15%, 10/01/15	501,000	480,399
5.88%, 06/13/16	442,000	442,998
5.79%, 02/15/19(a)	14,375,000	14,371,538
8.00%, 04/29/27	290,000	341,711
6.45%, 03/15/33	3,746,000	3,902,136
6.47%, 11/15/35	3,256,000	3,409,569
5.00%, 10/15/42(a)	2,224,000	2,126,511
5.88%, 04/15/45(a)	3,339,000	3,433,245
5.44%, 06/12/47	3,539,000	3,490,339
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
Corporate Bonds (continued)
Banks (continued)
JP Morgan Commercial Mortgage Securities Corp., 7.09%, 11/15/35(a)	$1,858,000	$1,981,765
Key Bank NA
5.70%, 08/15/12	265,000	266,011
5.80%, 07/01/14	147,000	146,945
6.95%, 02/01/28	225,000	237,960
Marshall & Ilsley Bank, 5.25%, 09/04/12	162,000	162,358
MBNA America Bank Corp.
4.63%, 08/03/09	1,256,000	1,249,095
5.00%, 05/04/10	324,000	323,755
National City Bank
4.25%, 01/29/10	150,000	147,203
6.20%, 12/15/11	300,000	307,606
4.90%, 01/15/15	354,000	334,019
Nationsbank Corp., 6.60%, 05/15/10	118,000	122,137
PNC Funding Corp., 5.25%, 11/15/15	354,000	338,863
Popular North America, Inc., 4.70%, 06/30/09	324,000	322,698
Regions Financial Corp., 6.38%, 05/15/12	1,268,000	1,308,663
Sanwa Bank Ltd., 7.40%, 06/15/11	354,000	380,478
SunTrust Banks, Inc.
5.20%, 01/17/17	177,000	169,163
5.45%, 12/01/17	183,000	177,012
Synovus Financial Corp., 4.88%, 02/15/13	88,000	86,093
U.S. Bancorp, 4.50%, 07/29/10	295,000	292,085
U.S. Bank NA
4.95%, 10/30/14	265,000	253,382
4.80%, 04/15/15	133,000	125,352
U.S. Bank NA Minnesota, 6.38%, 08/01/11	501,000	521,790
Union Planters Corp., 4.38%, 12/01/10	88,000	85,064
Unionbancal Corp., 5.25%, 12/16/13	206,000	200,648
Wachovia Bank Commercial Mortgage Trust, Series 06-C29, Class A4, 5.31%, 11/15/48	2,950,000	2,892,172
Wachovia Corp.
3.63%, 02/17/09	1,755,000	1,723,006
5.30%, 10/15/11	2,065,000	2,074,584
4.88%, 02/15/14	183,000	176,263
5.60%, 03/15/16	708,000	692,620
7.12%, 04/15/34	1,711,000	1,801,499
5.50%, 08/01/35	487,000	443,219
Washington Mutual Bank
4.00%, 01/15/09	295,000	289,743
5.50%, 01/15/13	263,000	253,469
5.13%, 01/15/15	1,032,000	961,203
Wells Fargo & Co.
3.13%, 04/01/09	1,268,000	1,234,351
4.20%, 01/15/10	472,000	464,097
4.63%, 08/09/10	370,000	366,124
6.45%, 02/01/11	849,000	881,070
5.13%, 09/15/16	206,000	198,081
5.38%, 02/07/35	457,000	411,070
Wells Fargo Bank, 5.95%, 08/26/36	2,750,000	2,687,435

		99,299,904

Building Products (0.1%)
CRH America, Inc., 6.00%, 09/30/16	885,000	859,898
Masco Corp., 6.13%, 10/03/16	585,000	571,004

		1,430,902

Computers & Peripherals (0.0%)
Cisco Systems, Inc., 5.25%, 02/22/11	295,000	297,744

Consumer Goods (0.8%)
Altria Group, Inc., 7.00%, 11/04/13	590,000	641,168
Anheuser-Busch Co., Inc.
4.38%, 01/15/13	29,000	27,590
5.00%, 03/01/19	236,000	218,899
5.75%, 04/01/36	324,000	307,926
6.00%, 11/01/41	147,000	140,047
Archer-Daniels-Midland
5.94%, 10/01/32	345,000	337,312
5.38%, 09/15/35	147,000	133,878
Bottling Group LLC, 4.63%, 11/15/12	413,000	404,301
Cadbury Schweppes PLC, 5.13%, 10/01/13	177,000	169,117
Campbell Soup Co., 4.88%, 10/01/13	236,000	230,067
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	354,000	399,442
5.00%, 11/15/12	88,000	85,117
6.95%, 11/15/26	147,000	161,151
6.75%, 09/15/28	351,000	374,312
Conagra Foods, Inc., 6.75%, 09/15/11	88,000	91,986
Fortune Brands, Inc.
5.13%, 01/15/11	413,000	409,446
5.38%, 01/15/16	265,000	251,305
General Mills, Inc., 6.00%, 02/15/12	267,000	272,930
Hershey Co., 5.45%, 09/01/16	383,000	379,256
JC Penney Corp, Inc., 5.75%, 02/15/18	900,000	863,977
Kellogg Co., 7.45%, 04/01/31	147,000	166,210
Kraft Foods, Inc.
4.13%, 11/12/09	590,000	579,794
5.63%, 11/01/11	468,000	470,935
6.50%, 11/01/31	189,000	185,829
Miller Brewing Co., 5.50%, 08/15/13	147,000	144,079
Pepsi Bottling Group, Inc., 7.00%, 03/01/29	206,000	226,152
PepsiAmericas, Inc., 4.88%, 01/15/15	442,000	418,323
Procter & Gamble Co.
6.88%, 09/15/09	189,000	196,466
4.95%, 08/15/14	295,000	289,806
4.85%, 12/15/15	177,000	170,808
5.80%, 08/15/34	545,000	539,830
Sara Lee Corp., 6.25%, 09/15/11	251,000	259,266
Sysco Corp., 5.38%, 09/21/35	106,000	94,194
Unilever Capital Corp.
7.13%, 11/01/10	324,000	344,176
5.90%, 11/15/32	206,000	201,292
Wal-Mart Stores, Inc., 5.00%, 04/05/12	1,800,000	1,784,192
WM Wrigley Jr Co., 4.65%, 07/15/15	215,000	201,762

		12,172,341

Diversified Financial Services (3.1%)
AXA Financial, Inc., 7.75%, 08/01/10	265,000	284,254
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
Bear Stearns Co., Inc.
4.55%, 06/23/10	$3,657,000	$3,562,163
4.66%, 06/11/41	1,991,000	1,845,990
BHP Finance USA, 5.25%, 12/15/15	785,000	763,513
Citigroup, Inc., 5.88%, 05/29/37	250,000	240,982
Credit Suisse First Boston Mortgage Corp.
6.01%, 11/15/19(a)	2,233,785	2,233,280
6.73%, 12/18/35	2,988,000	3,082,975
5.18%, 11/15/36	2,950,000	2,942,784
Credit Suisse USA, Inc., 5.85%, 08/16/16	400,000	402,664
Financing Corp., 9.80%, 11/30/17	18,000	24,781
Goldman Sachs Mortgage Securities Corp., 5.28%, 08/10/38(a)	3,067,000	3,054,203
Greenwich Capital Commercial Funding Corp., 6.11%, 07/10/38(a)	8,680,000	8,949,026
Household Finance Corp., 5.88%, 02/01/09	956,000	963,320
Lehman Brothers Holdings
6.00%, 07/19/12	525,000	533,138
5.50%, 04/04/16	1,475,000	1,391,073
6.88%, 07/17/37	250,000	247,993
Lehman Brothers-UBS Commercial Mortgage Trust, 5.12%, 11/15/32	3,109,000	3,072,596
Lincoln National Corp., 6.15%, 04/07/36	590,000	579,876
Morgan Stanley
6.20%, 11/15/31	6,488,000	6,551,720
6.71%, 12/15/31	2,047,285	2,069,914
4.73%, 06/12/47	3,097,000	3,070,504
Residential Capital Corp., 6.38%, 06/30/10	295,000	244,850
SLM Corp., 5.13%, 08/27/12	1,475,000	1,335,278

		47,446,877

Electric Power (1.4%)
Alabama Power Co., 5.70%, 02/15/33	324,000	303,867
Amerenenergy Generating Co., 7.95%, 06/01/32	105,000	120,886
American Electric Power Co., 5.25%, 06/01/15	192,000	183,481
Appalachian Power Co., 5.80%, 10/01/35	206,000	189,048
Arizona Public Service Co., 5.50%, 09/01/35	215,000	185,295
Baltimore Gas & Electric, 5.90%, 10/01/16	885,000	871,141
Centerpoint Energy Resources, 7.88%, 04/01/13	354,000	386,768
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	41,000	41,497
5.40%, 06/15/33	74,000	66,102
Commonwealth Edison Corp., 6.15%, 03/15/12	118,000	121,141
Consolidated Edison, Inc.
4.70%, 06/15/09	147,000	146,374
7.15%, 12/01/09	35,000	36,513
4.88%, 02/01/13	124,000	120,359
5.38%, 12/15/15	177,000	172,929
5.88%, 04/01/33	118,000	112,279
Consolidated Natural Gas, Inc., 5.00%, 12/01/14	569,000	538,472
Constellation Energy Group, Inc., 6.13%, 09/01/09	313,000	317,844
Consumers Energy — ITC, 4.00%, 05/15/10	238,000	231,153
Dominion Resources, Inc.
5.70%, 09/17/12	162,000	162,569
6.30%, 03/15/33	442,000	437,120
5.95%, 06/15/35	251,000	235,235
DTE Energy Co., 6.35%, 06/01/16	413,000	425,450
Entergy Gulf States, Inc., 5.25%, 08/01/15	177,000	166,831
Entergy Mississippi, Inc., 5.15%, 02/01/13	289,000	281,515
FirstEnergy Corp., 7.38%, 11/15/31	413,000	451,958
Florida Power & Light Co.
4.85%, 02/01/13	147,000	143,960
5.85%, 02/01/33	100,000	96,937
5.90%, 03/01/33	68,000	65,335
5.95%, 10/01/33	77,000	75,621
5.40%, 09/01/35	130,000	118,056
5.65%, 02/01/37	250,000	235,088
General Electric Capital Corp., 4.35%, 06/10/48	3,539,000	3,487,040
Georgia Power Corp., 5.13%, 11/15/12	106,000	104,859
Metropolitan Edison, 4.88%, 04/01/14	236,000	223,360
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	634,000	643,789
6.13%, 04/01/36	845,000	820,313
New York State Electric & Gas Corp., 5.75%, 05/01/23	59,000	55,594
Ohio Power Co.
6.00%, 06/01/16	501,000	503,335
6.60%, 02/15/33	236,000	245,251
Oncor Electric Deliver
6.38%, 05/01/12	552,000	561,976
6.38%, 01/15/15	442,000	443,118
Pacific Gas & Electric Co.
3.60%, 03/01/09	649,000	634,938
4.20%, 03/01/11	708,000	684,664
4.80%, 03/01/14	472,000	449,941
5.80%, 03/01/37	600,000	567,059
Pacificorp, 5.25%, 06/15/35	177,000	154,481
Pepco Holdings, Inc.
6.45%, 08/15/12	106,000	110,391
7.45%, 08/15/32	118,000	129,575
Progress Energy, Inc.
7.10%, 03/01/11	122,000	128,309
7.75%, 03/01/31	236,000	271,902
PSEG Power Corp.
6.95%, 06/01/12	74,000	78,051
5.50%, 12/01/15	413,000	400,334
Public Service Co. of Colorado, 5.50%, 04/01/14	251,000	247,918
Public Service Electric & Gas, 5.13%, 09/01/12	195,000	192,977
Public Service New Mexico Corp., 4.40%, 09/15/08	103,000	102,022
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
Corporate Bonds (continued)
Electric Power (continued)
Puget Energy, Inc., 5.48%, 06/01/35	$147,000	$128,959
Scana Corp.
6.88%, 05/15/11	516,000	539,509
6.25%, 02/01/12	147,000	151,084
South Carolina Electric & Gas Co., 4.80%, 10/01/12	383,000	374,412
Southern California Edison Co.
6.00%, 01/15/34	177,000	174,267
5.55%, 01/15/36	236,000	218,050
Southern Power Co., 6.25%, 07/15/12	251,000	258,087
Virginia Electric Power, 5.40%, 01/15/16	147,000	142,047
Westar Energy, Inc., 6.00%, 07/01/14	265,000	268,205
Wisconsin Electric Power, 5.63%, 05/15/33	59,000	55,474
Wisconsin Energy Corp., 5.50%, 12/01/08	177,000	177,557
Xcel Energy, Inc.
5.61%, 04/01/17	248,000	241,495
6.50%, 07/01/36	177,000	176,110

		21,187,277

Electric Utilities (0.0%)
MidAmerican Energy Co., 5.80%, 10/15/36	250,000	236,027
Ohio Edison, 6.88%, 07/15/36	435,000	456,759

		692,786

Energy Companies (0.7%)
AGL Capital Corp., 4.45%, 04/15/13	177,000	165,115
Amerada Hess Corp., 7.30%, 08/15/31	354,000	388,063
Apache Corp.
6.25%, 04/15/12	230,000	239,449
7.63%, 07/01/19	59,000	67,044
Atmos Energy Corp.
4.00%, 10/15/09	413,000	405,414
5.13%, 01/15/13	133,000	128,782
4.95%, 10/15/14	265,000	250,249
BP Amoco PLC, 5.90%, 04/15/09	118,000	120,123
Colonial Pipeline, 7.63%, 04/15/32	215,000	249,337
Conoco Funding Co., 4.75%, 10/15/12	675,000	660,448
Conoco, Inc., 6.95%, 04/15/29	218,000	239,763
Conocophillips, 5.90%, 10/15/32	177,000	173,818
Duke Energy Corp., 6.25%, 01/15/12	1,400,000	1,449,312
Enterprise Products, 5.60%, 10/15/14	944,000	924,686
Halliburton Co., 5.50%, 10/15/10	472,000	477,481
Kinder Morgan Energy Partners Limited Partnership
7.50%, 11/01/10	207,000	220,171
6.75%, 03/15/11	91,000	94,728
5.80%, 03/15/35	206,000	181,918
Marathon Oil Corp., 6.80%, 03/15/32	118,000	124,391
Motiva Enterprises Corp., 5.20%, 09/15/12	74,000	74,228
Murphy Oil Corp., 6.38%, 05/01/12	59,000	61,448
Nabors, Inc., 5.38%, 08/15/12	41,000	40,626
Occidental Petroleum, 6.75%, 01/15/12	265,000	280,584
Ocean Energy, Inc., 7.25%, 10/01/11	578,000	616,387
Phillips Petroleum Co.
8.75%, 05/25/10	354,000	385,784
6.65%, 07/15/18	118,000	125,944
Plains All American Pipeline, 5.63%, 12/15/13	330,000	325,119
Texas Gas Transmission Corp., 4.60%, 06/01/15	177,000	164,292
TGT Pipelines LLC, 5.20%, 06/01/18	88,000	81,981
Valero Energy Corp.
6.88%, 04/15/12	590,000	621,708
7.50%, 04/15/32	118,000	129,439
Weatherford International, Inc., 5.50%, 02/15/16	74,000	71,447
XTO Energy, Inc.
4.90%, 02/01/14	147,000	139,507
5.30%, 06/30/15	280,000	269,177
5.65%, 04/01/16	118,000	115,359

		10,063,322

Food Products (0.0%)
Conagra Foods, Inc., 7.00%, 10/01/28	221,000	231,999

Hotels, Restaurants & Leisure (0.6%)(a)
TW Hotel Funding, 5.86%, 01/15/21	9,567,310	9,495,488

Household Products (0.1%)
Kimberly-Clark Corp, 4.88%, 08/15/15	800,000	763,709

Independent Finance (0.1%)
Credit Suisse First Boston USA, Inc.
4.13%, 01/15/10	398,000	390,968
6.13%, 11/15/11	265,000	272,923
6.50%, 01/15/12	354,000	369,960
5.13%, 01/15/14	171,000	167,751
7.13%, 07/15/32	855,000	964,962

		2,166,564

Insurance (0.3%)
Aetna, Inc., 6.00%, 06/15/16	1,100,000	1,102,097
American International Group, 5.60%, 10/18/16	585,000	577,234
Chubb Corp., 6.00%, 05/11/37	1,065,000	1,016,802
Farmers Insurance Exchange, 8.63%, 05/01/24	400,000	458,511
North Front Pass, 5.81%, 12/15/24	295,000	287,052
Prudential Financial, Inc., 5.10%, 12/14/11	740,000	736,285
Travelers Cos., Inc., 5.75%, 12/15/17	585,000	579,689

		4,757,670

Machinery (0.0%)
Deere & Co., 8.10%, 05/15/30	500,000	624,637

Manufacturing (1.6%)
3m Co., 5.70%, 03/15/37	1,750,000	1,710,874
Albemarle Corp., 5.10%, 02/01/15	118,000	111,616
Barrick Gold Finance, Inc., 4.88%, 11/15/14	230,000	220,461
Black & Decker Corp., 4.75%, 11/01/14	230,000	214,995
Boeing Co., 6.13%, 02/15/33	295,000	294,408
Catepillar, Inc., 7.30%, 05/01/31	100,000	115,170
Caterpillar Financial Services Corp., 6.05%, 08/15/36	177,000	177,225
Centex Corp.
7.88%, 02/01/11	147,000	146,772
7.50%, 01/15/12	59,000	58,735
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
Corporate Bonds (continued)
Manufacturing (continued)
6.50%, 05/01/16	$354,000	$322,895
Cisco Systems, Inc., 5.50%, 02/22/16	767,000	761,872
Clorox Co., 4.20%, 01/15/10	313,000	306,927
Cooper Industries, Inc., 5.50%, 11/01/09	103,000	104,374
Cytec Industries, Inc., 6.00%, 10/01/15	162,000	161,898
D.R. Horton, Inc., 6.00%, 04/15/11	649,000	602,668
Dell Computer Corp., 7.10%, 04/15/28	206,000	218,926
Dover, Corp., 4.88%, 10/15/15	224,000	212,492
Dow Chemical, 6.00%, 10/01/12	590,000	604,784
Du Pont, 5.25%, 12/15/16	885,000	851,813
Emerson Electric Co.
4.50%, 05/01/13	1,250,000	1,207,495
6.00%, 08/15/32	83,000	83,636
Exelon Corp.
4.90%, 06/15/15	413,000	384,576
5.63%, 06/15/35	236,000	211,324
General Electric Capital Corp., 5.00%, 02/01/13	929,000	920,886
Goodrich Corp.
6.29%, 07/01/16	354,000	366,218
6.80%, 07/01/36	185,000	199,000
Harris Corp., 6.35%, 02/01/28	147,000	147,658
Hewlett Packard Co., 6.50%, 07/01/12	292,000	307,499
Honeywell International, Inc.
6.13%, 11/01/11	147,000	152,095
5.40%, 03/15/16	705,000	697,920
IBM Corp.
5.50%, 01/15/09	118,000	119,119
4.75%, 11/29/12	516,000	507,672
5.88%, 11/29/32	983,000	964,557
International Paper Co.
4.00%, 04/01/10	501,000	486,088
5.93%, 10/30/12	43,000	43,553
5.30%, 04/01/15	206,000	198,883
John Deere Capital Corp., 6.95%, 04/25/14	159,000	172,390
Johnson Controls, Inc.
5.25%, 01/15/11	177,000	177,081
4.88%, 09/15/13	177,000	173,038
Kimberly-Clark Corp., 5.63%, 02/15/12	295,000	298,444
Lennar Corp.
5.95%, 03/01/13	53,000	49,221
5.50%, 09/01/14	295,000	257,407
Lockheed Martin Corp.
7.65%, 05/01/16	177,000	199,005
6.15%, 09/01/36	354,000	357,814
Lubrizol Corp.
5.50%, 10/01/14	354,000	341,819
6.50%, 10/01/34	147,000	143,531
Masco Corp.
5.88%, 07/15/12	212,000	211,203
4.80%, 06/15/15	354,000	322,342
MDC Holdings, Inc., 5.50%, 05/15/13	147,000	138,179
Motorola, Inc.
7.63%, 11/15/10	159,000	168,832
7.50%, 05/15/25	206,000	213,807
Newell Rubbermaid, Inc., 4.00%, 05/01/10	88,000	86,598
Newmont Mining Corp., 5.88%, 04/01/35	236,000	207,935
Norsk Hydro A.S.A., 6.80%, 01/15/28	650,000	711,428
Northrop Grumman Corp.
7.13%, 02/15/11	611,000	648,740
7.75%, 02/15/31	118,000	138,447
Pitney Bowes, Inc.
4.75%, 01/15/16	295,000	274,461
4.75%, 05/15/18	88,000	81,404
Praxair, Inc., 3.95%, 06/01/13	177,000	164,629
Procter & Gamble Co., 6.45%, 01/15/26	700,000	738,365
Pulte Homes, Inc.
4.88%, 07/15/09	339,000	316,552
7.88%, 08/01/11	24,000	22,979
6.25%, 02/15/13	62,000	55,191
6.00%, 02/15/35	147,000	107,151
Raytheon Co.
5.50%, 11/15/12	88,000	88,983
6.40%, 12/15/18	206,000	213,843
7.00%, 11/01/28	133,000	145,714
Rockwell Collins Corp., 4.75%, 12/01/13	295,000	289,006
Rohm & Haas Co., 7.85%, 07/15/29	118,000	133,562
Ryland Group, 5.38%, 01/15/15	236,000	204,279
Sealed Air Corp., 6.95%, 05/15/09	152,000	157,045
Stanley Works, 4.90%, 11/01/12	133,000	131,673
Vale Overseas Ltd., 6.88%, 11/21/36	944,000	972,572
Westvaco Corp., 7.95%, 02/15/31	118,000	125,232
Weyerhaeuser Co.
5.95%, 11/01/08	182,000	182,911
6.75%, 03/15/12	782,000	811,858
7.38%, 03/15/32	221,000	221,744

		24,653,499

Media (0.0%)
Embarq Corp., 7.08%, 06/01/16	133,000	137,880
Viacom, Inc., 6.88%, 04/30/36	324,000	322,650

		460,530

Metals & Mining (0.0%)
Alcoa, Inc., 5.87%, 02/23/22	625,000	595,227

Mortgage-Backed (0.6%)(a)
Commercial Mortgage Pass Through Certificates, 4.98%, 05/10/43	8,820,000	8,540,242

Multiline Retail (0.1%)
Costco Wholesale Corp, 5.50%, 03/15/17	850,000	831,618
CVS Caremark Corp., 6.25%, 06/01/27	795,000	770,452
Yum! Brands, Inc., 8.88%, 04/15/11	118,000	131,650

		1,733,720

Oil, Gas & Consumable Fuels (0.3%)
Anadarko Petroleum Corp., 6.45%, 09/15/36	531,000	522,769
Canadian Natural Resources, 6.25%, 03/15/38	590,000	569,155
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
Corporate Bonds (continued)
Oil, Gas & Consumable Fuels (continued)
Consolidated Natural Gas, 6.25%, 11/01/11	$451,000	$463,728
Texas East Transmission Corp,, 7.30%, 12/01/10	2,275,000	2,425,198
Valero Energy Corp., 6.63%, 06/15/37	455,000	461,773

		4,442,623

Other Financial (3.9%)
Ace Ina Holdings, 5.88%, 06/15/14	560,000	563,664
AIG, 6.90%, 03/15/32	413,000	452,449
Allstate Corp.
6.13%, 02/15/12	254,000	265,282
5.00%, 08/15/14	295,000	285,578
6.13%, 12/15/32	118,000	115,301
5.55%, 05/09/35	88,000	79,639
5.95%, 04/01/36	118,000	112,561
American Express Centurion Bank, 4.38%, 07/30/09	400,000	395,391
American Express Co., 4.88%, 07/15/13	1,348,000	1,296,586
American General Corp., 7.50%, 07/15/25	147,000	163,904
American General Finance, 5.38%, 10/01/12	1,003,000	987,240
American International Group, Inc.
5.05%, 10/01/15	147,000	140,294
6.25%, 05/01/36	236,000	239,462
Ameritech Capital Funding, 6.45%, 01/15/18	88,000	91,462
Associates Corp. of North America, 6.95%, 11/01/18	339,000	368,203
Axa Financial, Inc., 7.00%, 04/01/28	133,000	144,680
Bae Systems Holdings, Inc., 4.75%, 08/15/10	236,000	233,302
Bear Stearns Co., Inc.
5.70%, 11/15/14	369,000	361,262
5.30%, 10/30/15	177,000	165,578
4.65%, 07/02/18	354,000	302,139
Berkley Corp., 5.13%, 09/30/10	103,000	103,908
Berkshire Hathaway, Inc.
4.13%, 01/15/10	826,000	812,349
4.85%, 01/15/15	354,000	339,806
Boeing Capital Corp., 6.10%, 03/01/11	50,000	51,612
BP Capital Markets America, 4.20%, 06/15/18	147,000	130,359
Bunge International Ltd., 5.10%, 07/15/15	88,000	81,958
Caterpillar Financial Services Corp.
4.50%, 06/15/09	206,000	204,290
5.05%, 12/01/10	590,000	591,949
5.50%, 03/15/16	295,000	290,460
CIT Group, Inc.
3.88%, 11/03/08	460,000	445,537
4.75%, 12/15/10	201,000	191,298
5.13%, 09/30/14	251,000	228,927
5.40%, 01/30/16	177,000	159,880
5.85%, 09/15/16	1,150,000	1,083,226
6.00%, 04/01/36	206,000	182,204
CitiFinancial Credit Co., 10.00%, 05/15/09	59,000	63,956
Conocophillips, 5.50%, 04/15/13	324,000	325,258
Countrywide Financial Corp., 5.63%, 07/15/09	560,000	525,928
Countrywide Home Loan, 4.00%, 03/22/11	706,000	632,135
Devon Financing Corp., 6.88%, 09/30/11	643,000	679,713
Duke Capital LLC, 6.75%, 02/15/32	177,000	172,291
ERP Operating Limited Partnership
5.25%, 09/15/14	472,000	450,295
5.38%, 08/01/16	295,000	276,289
General Electric Capital Corp.
4.63%, 09/15/09	634,000	629,898
3.75%, 12/15/09	826,000	804,503
5.50%, 04/28/11	413,000	416,863
5.88%, 02/15/12	59,000	60,552
6.00%, 06/15/12	263,000	271,191
4.88%, 03/04/15	619,000	594,716
5.00%, 01/08/16	295,000	285,859
5.40%, 02/15/17	585,000	574,207
6.75%, 03/15/32	1,678,000	1,847,433
Genworth Financial, Inc.
5.75%, 06/15/14	88,000	88,172
6.50%, 06/15/34	206,000	205,346
Glaxosmithkline PLC, 5.38%, 04/15/34	201,000	182,200
Goldman Sachs Group, Inc.
3.88%, 01/15/09	590,000	581,746
6.65%, 05/15/09	413,000	423,524
6.60%, 01/15/12	103,000	107,936
5.25%, 04/01/13	664,000	652,000
5.25%, 10/15/13	870,000	849,958
5.13%, 01/15/15	664,000	637,549
5.35%, 01/15/16	1,077,000	1,039,755
5.75%, 10/01/16	1,000,000	989,578
6.13%, 02/15/33	1,150,000	1,126,873
Harley Davidson Funding, 3.63%, 12/15/08	354,000	348,182
Hartford Financial Services Group
4.75%, 03/01/14	118,000	114,228
6.10%, 10/01/41	59,000	56,559
Heinz (H.J.) Finance Co.
6.00%, 03/15/12	350,000	356,536
6.75%, 03/15/32	88,000	89,158
Household Finance Corp.
4.75%, 05/15/09	767,000	762,129
7.00%, 05/15/12	811,000	852,666
HSBC Finance Corp.
4.75%, 04/15/10	354,000	350,382
5.25%, 04/15/15	265,000	253,721
5.00%, 06/30/15	501,000	473,107
Infinity Property & Casualty, 5.50%, 02/18/14	118,000	116,749
ING Sec Life Institutional Fund, 4.25%, 01/15/10	1,180,000	1,169,417
International Lease Finance Corp.
3.50%, 04/01/09	295,000	288,913
5.00%, 04/15/10	590,000	587,484
Istar Financial, Inc., 5.65%, 09/15/11	254,000	241,422
Jefferies Group, Inc., 6.25%, 01/15/36	177,000	158,535
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
Corporate Bonds (continued)
Other Financial (continued)
John Deere Capital Corp.
4.88%, 03/16/09	$354,000	$353,406
4.40%, 07/15/09	383,000	379,260
John Hancock Financial Services, Inc., 5.63%, 12/01/08	59,000	59,470
Kern River Funding Corp., 4.89%, 04/30/18	80,133	79,503
Lehman Brothers Holdings, Inc.
4.25%, 01/27/10	457,000	442,616
7.88%, 08/15/10	57,000	60,126
4.80%, 03/13/14	737,000	685,556
Marsh & McLennan Cos., Inc.
6.25%, 03/15/12	103,000	105,723
5.75%, 09/15/15	543,000	524,441
Mellon Financial Corp.
6.40%, 05/14/11	265,000	274,785
5.00%, 12/01/14	265,000	253,036
MetLife, Inc.
6.13%, 12/01/11	640,000	663,087
5.50%, 06/15/14	265,000	266,056
5.70%, 06/15/35	659,000	608,933
Monumental Global Funding II, 4.38%, 07/30/09	295,000	292,900
Morgan Stanley
5.05%, 01/21/11	1,030,000	1,018,030
6.60%, 04/01/12	501,000	520,334
5.30%, 03/01/13	664,000	653,526
4.75%, 04/01/14	590,000	554,199
5.45%, 01/09/17	2,655,000	2,560,193
7.25%, 04/01/32	324,000	357,412
National Rural Utilities
4.75%, 03/01/14	324,000	307,997
8.00%, 03/01/32	159,000	189,348
New York Life Insurance, 5.88%, 05/15/33	200,000	194,442
Nisource Finance Corp., 5.25%, 09/15/17	260,000	241,311
Nissan Motor Acceptance, 4.63%, 03/08/10	307,000	303,825
NLV Financial Corp., 7.50%, 08/15/33	74,000	77,495
Pemex Project Funding Master
9.13%, 10/13/10	628,000	694,254
7.38%, 12/15/14	369,000	405,749
5.75%, 12/15/15	767,000	767,471
6.63%, 06/15/35	324,000	333,874
Progressive Corp., 6.25%, 12/01/32	162,000	157,193
Prudential Financial, Inc.
5.10%, 09/20/14	295,000	284,380
5.75%, 07/15/33	147,000	135,343
Residential Capital Corp.
6.13%, 11/21/08	590,000	528,050
6.88%, 06/30/15	531,000	428,783
RLI Corp., 5.95%, 01/15/14	118,000	119,101
SLM Corp., 5.38%, 05/15/14	1,091,000	952,105
Sprint Capital Corp.
6.13%, 11/15/08	501,000	504,687
6.38%, 05/01/09	221,000	224,439
8.38%, 03/15/12	1,215,000	1,337,758
Textron Financial Corp., 4.60%, 05/03/10	355,000	354,214
Toll Brothers, Inc., 6.88%, 11/15/12	88,000	85,194
Toyota Motor Credit Corp., 4.25%, 03/15/10	336,000	334,313
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	190,805
UnitedHealth Group
5.38%, 03/15/16	295,000	287,091
5.80%, 03/15/36	708,000	657,881
Verizon Global Funding Corp.
7.25%, 12/01/10	537,000	570,456
6.88%, 06/15/12	295,000	314,492
7.38%, 09/01/12	522,000	568,334
4.38%, 06/01/13	369,000	349,032
4.90%, 09/15/15	590,000	562,005
7.75%, 12/01/30	1,190,000	1,376,458
5.85%, 09/15/35	118,000	112,724
WellPoint, Inc.
5.00%, 12/15/14	1,036,000	986,227
5.25%, 01/15/16	324,000	309,713
5.95%, 12/15/34	118,000	108,770
Western & Southern Finance, 5.75%, 07/15/33	147,000	132,774
Willis Group North America, Inc., 5.63%, 07/15/15	177,000	168,645

		59,745,977

Pharmaceuticals (0.3%)
Bristol-Myers Squibb Co., 5.25%, 08/15/13	1,425,000	1,412,581
Eli Lilly & Co., 5.20%, 03/15/17	1,000,000	972,351
Schering-Plough Corp., 5.30%, 12/01/13	1,400,000	1,390,602
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	142,000	134,919

		3,910,453

Real Estate Investment Trusts (REITs) (0.4%)
Avalonbay Communities, Inc., 5.50%, 01/15/12	765,000	764,827
Avalonbay Communities, Inc., 6.63%, 09/15/11	88,000	91,491
Boston Properties, Inc., 5.00%, 06/01/15	590,000	549,784
Brandywine Operating Partners, 5.63%, 12/15/10	180,000	179,690
Camden Property Trust, 5.00%, 06/15/15	147,000	133,937
Colonial Properties Trust, 6.25%, 06/15/14	455,000	454,214
Developers Diversified Realty Corp., 5.38%, 10/15/12	295,000	287,355
Duke Realty Corp., 5.25%, 01/15/10	177,000	176,481
Health Care Property Investors, Inc.
6.45%, 06/25/12	56,000	57,527
6.00%, 11/15/13	177,000	175,763
6.00%, 01/30/17	472,000	450,764
Hospitality Properties Trust, 6.75%, 02/15/13	745,000	769,660
HRPT Properties Trust Corp., 5.75%, 02/15/14	177,000	172,401
Liberty Property Limited Partnership, 7.25%, 03/15/11	38,000	39,566
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (continued)
Prologis, 5.25%, 11/15/10	$472,000	$470,367
Simon Property Group Limited Partnership
4.60%, 06/15/10	236,000	231,480
5.10%, 06/15/15	531,000	499,030
6.10%, 05/01/16	413,000	411,886
Vordano Realty Limited Partnership, 5.60%, 02/15/11	206,000	205,807
Washington Real Estate Investment Trust Corp., 5.25%, 01/15/14	118,000	113,234
Westfield Capital Corp., 5.13%, 11/15/14	153,000	144,405

		6,379,669

Real Estate Management & Development (0.0%)
Duke Realty LP, 4.63%, 05/15/13	765,000	718,186

Service Companies (2.1%)
Abbott Laboratories
5.40%, 09/15/08	147,000	146,839
3.50%, 02/17/09	118,000	115,809
5.88%, 05/15/16	481,000	485,330
Amgen, Inc., 4.00%, 11/18/09	280,000	273,701
AOL Time Warner, Inc.
6.88%, 05/01/12	911,000	955,895
6.88%, 06/15/18	176,000	181,983
7.63%, 04/15/31	777,000	845,131
7.70%, 05/01/32	932,000	1,023,349
Baxter International, Inc., 4.63%, 03/15/15	77,000	72,044
Belo Corp., 8.00%, 11/01/08	86,000	88,112
Comcast Corp.
6.20%, 11/15/08	280,000	282,738
6.88%, 06/15/09	472,000	484,965
5.85%, 01/15/10	864,000	877,761
8.38%, 03/15/13	236,000	264,518
5.90%, 03/15/16	413,000	410,844
6.50%, 01/15/17	1,013,000	1,044,971
9.46%, 11/15/22	118,000	150,060
7.05%, 03/15/33	295,000	310,945
5.65%, 06/15/35	586,000	523,158
6.50%, 11/15/35	100,000	98,745
6.45%, 03/15/37	342,000	337,633
Cox Communications, Inc.
7.75%, 11/01/10	145,000	154,524
7.13%, 10/01/12	295,000	312,648
5.45%, 12/15/14	354,000	343,420
5.50%, 10/01/15	383,000	369,566
CVS Corp., 4.00%, 09/15/09	118,000	115,594
Donnelley (R.R) & Sons Co.
4.95%, 04/01/14	118,000	111,290
6.13%, 01/15/17	700,000	694,797
Eli Lilly & Co.
6.00%, 03/15/12	295,000	306,218
7.13%, 06/01/25	118,000	132,742
Federated Department Stores
6.63%, 04/01/11	631,000	650,417
6.90%, 04/01/29	147,000	138,250
Gannett Co., 6.38%, 04/01/12	236,000	242,519
Genentech, Inc.
4.40%, 07/15/10	165,000	162,909
5.25%, 07/15/35	88,000	77,719
Home Depot, Inc.
5.25%, 12/16/13	1,180,000	1,132,737
5.40%, 03/01/16	590,000	552,773
J Paul Getty Trust Corp., 5.88%, 10/01/33	295,000	286,770
JC Penney Corp., Inc., 8.00%, 03/01/10	749,000	797,025
Johnson & Johnson, 4.95%, 05/15/33	663,000	591,492
Kohl’s Corp., 6.30%, 03/01/11	50,000	51,474
Kroger Co.
6.80%, 04/01/11	201,000	210,357
6.20%, 06/15/12	236,000	243,229
7.50%, 04/01/31	257,000	283,110
Limited Brands, Inc., 6.13%, 12/01/12	147,000	147,992
Lowe’s Cos., Inc., 6.50%, 03/15/29	236,000	230,275
May Department Stores Co., 5.75%, 07/15/14	442,000	427,528
Medtronic, Inc., 4.38%, 09/15/10	186,000	183,695
Merck & Co., Inc.
4.75%, 03/01/15	354,000	337,383
6.40%, 03/01/28	74,000	75,858
5.95%, 12/01/28	162,000	160,256
News America Holdings, Inc.
9.25%, 02/01/13	118,000	136,663
5.30%, 12/15/14	767,000	746,187
8.00%, 10/17/16	118,000	134,411
7.28%, 06/30/28	77,000	81,009
6.20%, 12/15/34	245,000	230,667
6.40%, 12/15/35	177,000	170,939
Omnicom Group, Inc., 5.90%, 04/15/16	177,000	176,059
Oracle Corp., 5.25%, 01/15/16	572,000	556,979
Pfizer, Inc., 4.65%, 03/01/18	265,000	246,716
Pharmacia Corp., 6.60%, 12/01/28	177,000	192,071
Principal Life Global, 5.25%, 01/15/13(c)	879,000	876,602
Quest Diagnostic, Inc., 5.45%, 11/01/15	324,000	311,904
Safeway, Inc.
6.50%, 03/01/11	236,000	246,898
5.80%, 08/15/12	206,000	209,765
5.63%, 08/15/14	177,000	174,505
Science Applications International, 5.50%, 07/01/33	177,000	148,720
Target Corp.
10.00%, 01/01/11	66,000	75,416
6.35%, 01/15/11	124,000	128,348
7.00%, 07/15/31	174,000	184,746
6.35%, 11/01/32	313,000	309,808
Tele-Communications, Inc., 9.80%, 02/01/12	307,000	355,337
Time Warner, Inc., 5.88%, 11/15/16	700,000	684,803
Viacom, Inc.
5.63%, 08/15/12	590,000	587,356
6.25%, 04/30/16	649,000	650,709
7.88%, 07/30/30	80,000	86,562
5.50%, 05/15/33	118,000	97,771
Wal-Mart Stores, Inc.
6.88%, 08/10/09	820,000	847,627
4.13%, 07/01/10	413,000	404,640
4.13%, 02/15/11	383,000	372,069
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
Corporate Bonds (continued)
Service Companies (continued)
7.55%, 02/15/30	$118,000	$135,349
5.25%, 09/01/35	708,000	620,903
Walt Disney Co.
6.38%, 03/01/12	139,000	145,523
6.20%, 06/20/14	413,000	431,532
Waste Management, Inc.
7.38%, 08/01/10	147,000	155,586
6.38%, 11/15/12	206,000	213,774
7.00%, 07/15/28	162,000	167,202
Wyeth
5.50%, 02/01/14	678,000	674,206
5.50%, 02/15/16	634,000	621,073
6.50%, 02/01/34	206,000	211,507
6.00%, 02/15/36(c)	250,000	240,441

		31,541,481

Telephones (0.6%)
AT&T Wireless Services, Inc.
8.13%, 05/01/12	44,000	48,790
8.75%, 03/01/31	321,000	406,401
BellSouth Corp.
4.20%, 09/15/09	354,000	348,599
6.00%, 10/15/11	838,000	858,513
5.20%, 09/15/14	501,000	487,640
6.55%, 06/15/34	177,000	180,629
6.00%, 11/15/34	501,000	482,293
Cingular Wireless LLC, 7.13%, 12/15/31	413,000	445,906
Embarq Corp., 6.74%, 06/01/13	767,000	797,474
France Telecom, 8.50%, 03/01/31	407,000	523,122
GTE Corp.
6.84%, 04/15/18	206,000	219,709
6.94%, 04/15/28	147,000	152,774
SBC Communications, Inc.
4.13%, 09/15/09	737,000	725,008
5.30%, 11/15/10	383,000	386,388
6.25%, 03/15/11	475,000	488,785
5.88%, 08/15/12	425,000	435,021
5.10%, 09/15/14	1,003,000	970,558
5.63%, 06/15/16	295,000	292,495
6.15%, 09/15/34	811,000	801,710
Vodafone Group PLC, 6.15%, 02/27/37	590,000	566,158

		9,617,973

Transportation (0.3%)
Burlington Northern Santa Fe Corp.
6.75%, 07/15/11	215,000	226,634
7.95%, 08/15/30	206,000	238,835
CSX Corp.
6.25%, 10/15/08	619,000	624,949
6.75%, 03/15/11	133,000	138,152
5.50%, 08/01/13	507,000	498,001
Norfolk Southern Corp.
6.75%, 02/15/11	964,000	1,007,311
5.59%, 05/17/25	84,000	77,114
7.25%, 02/15/31	270,000	294,003
Southwest Airlines Corp., 5.13%, 03/01/17	147,000	135,457
TTX Co., 4.90%, 03/01/15	221,000	214,185
Union Pacific Corp.
3.63%, 06/01/10	242,000	233,866
5.38%, 06/01/33	62,000	53,116
6.25%, 05/01/34	236,000	226,047
	Shares of Principal
	Amount	Value
Corporate Bonds (continued)
Transportation (continued)
United Parcel Service, Inc.
8.38%, 04/01/20	118,000	148,055
8.38%, 04/01/30	177,000	226,603
United Technologies Corp.
6.35%, 03/01/11	398,000	416,667
5.40%, 05/01/35	442,000	413,999

		5,172,994

Wireless Telecommunication Services (0.1%)
Rogers Wireless, Inc., 7.25%, 12/15/12	875,000	926,449

Total Corporate Bonds (Cost $396,923,965)		392,773,334

Mortgage-Backed Obligations (1.4%)
Banks (1.4%)
Bear Stern Adjustable Rate Mortgage Loan, 6.01%, 06/25/47(a)	2,716,043	2,678,596
First Union National Bank Commercial Mortgage Trust, 7.20%, 10/15/32	4,500,000	4,742,479
Merrill Lynch Mortgage Investors Trust, 5.40%, 09/25/35(a)	6,619,206	6,524,087
Wachovia Bank Commercial Mortgage Trust, 5.93%, 06/15/49(a)	7,500,000	7,570,368

Total Mortgage-Backed Obligations (Cost $21,072,644)		21,515,530

Municipal Bonds (0.1%)
Diversified Financial Services (0.1%)
City of Dallas, 5.25%, 02/15/24	708,000	693,486
Illinois State Taxable Pension, 5.10%, 06/01/33	1,005,000	941,916

Total Municipal Bonds (Cost $1,663,851)		1,635,402

Sovereign Bonds (3.0%)
Canada (0.6%)
Government of Canada, 5.25%, 11/05/08	962,000	971,714
Ontario Province
5.50%, 10/01/08	206,000	207,945
4.38%, 02/15/13	428,000	414,367
Province of British Columbia, 4.30%, 05/30/13	159,000	152,739
Province of Manitoba
7.50%, 02/22/10	295,000	315,080
5.00%, 02/15/12	1,475,000	1,488,321
Province of Nova Scotia, 5.13%, 01/26/17	885,000	886,623
Province of Ontario
4.50%, 02/03/15	667,000	645,541
4.75%, 01/19/16	295,000	288,086
Quebec Province
5.00%, 07/17/09	3,185,000	3,215,356
4.60%, 05/26/15	354,000	342,907
7.50%, 09/15/29	578,000	719,305

		9,647,984

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
Sovereign Bonds (continued)
Chile (0.0%)
Republic of Chile, 5.50%, 01/15/13	$177,000	$179,974

China (0.0%)
People’s Republic of China, 4.75%, 10/29/13	295,000	286,405

Germany (0.2%)
KFW International Finance
3.25%, 03/30/09	531,000	522,949
4.13%, 10/15/14	708,000	686,698
4.38%, 07/21/15	1,445,000	1,384,550
Landwirtsch. Rentenbank, 4.88%, 02/14/11	885,000	893,391

		3,487,588

Iceland (0.0%)
Kaupthing Bank, 7.13%, 05/19/16	354,000	357,267

Italy (0.3%)
Republic of Italy
3.25%, 05/15/09	1,003,000	986,199
4.38%, 06/15/13	560,000	553,242
4.50%, 01/21/15	938,000	905,152
4.75%, 01/25/16	413,000	403,852
6.88%, 09/27/23	251,000	280,596
5.38%, 06/15/33	841,000	818,882

		3,947,923

Luxembourg (0.1%)
European Investment Bank
3.38%, 03/16/09	944,000	931,645
4.63%, 05/15/14	895,000	875,307

		1,806,952

Mexico (0.2%)
Banco Nacional de Comercio Exterior, 3.88%, 01/21/09	59,000	57,525
United Mexican States
6.38%, 01/16/13	1,143,000	1,201,864
6.75%, 09/27/34	2,046,000	2,225,025

		3,484,414

Norway (0.1%)
Eksportsfinans
4.75%, 12/15/08	413,000	414,512
5.50%, 05/25/16	383,000	392,794

		807,306

Poland (0.0%)
Republic of Poland, 5.00%, 10/19/15	224,000	221,224

Republic of Korea (0.2%)
Bank of Korea Corp.
4.63%, 03/16/10	413,000	411,242
5.13%, 02/14/11	354,000	353,631
Korea Development Bank, 4.75%, 07/20/09	885,000	878,783
Korea Development Bank, 5.75%, 09/10/13	118,000	118,483
Republic of Korea, 4.25%, 06/01/13	708,000	665,499

		2,427,638

Senegal (0.1%)
Inter-American Development Bank, 6.80%, 10/15/25	413,000	474,952

South Africa (0.0%)
Republic of South Africa, 6.50%, 06/02/14	206,000	216,815

Spain (0.1%)
Telefonica Emisiones Sau, 6.42%, 06/20/16	1,770,000	1,816,293

Sweden (0.4%)
Swedish Export Credit Corp., 4.88%, 09/29/11	5,899,000	5,926,112

United States (0.7%)
European Investment Bank, 5.00%, 02/08/10	8,849,000	8,975,930
International Bank for Reconstruction & Development, 7.63%, 01/19/23	973,000	1,226,899
Province of British Columbia, 5.38%, 10/29/08	236,000	238,302

		10,441,131

Venezuela (0.0%)
Andina de Fomento Corp., 6.88%, 03/15/12	236,000	250,009

Total Sovereign Bonds (Cost $45,694,001)		45,779,987

U.S. Government Agency Long-Term Obligations (61.6%)
Federal Home Loan Bank, 5.25%, 06/05/17	10,000,000	10,188,770
Federal Home Loan Mortgage Corp.
4.88%, 02/17/09 – 11/15/13	12,205,000	12,276,799
5.75%, 03/15/09	14,886,000	15,153,397
5.25%, 05/21/09	16,933,000	17,148,523
4.25%, 07/15/09	1,363,000	1,359,107
6.63%, 09/15/09	634,000	660,211
5.13%, 07/15/12	6,091,000	6,225,635
5.00%, 07/15/14 – 12/14/18	7,019,000	6,977,967
4.38%, 07/17/15	7,214,000	6,974,228
4.75%, 11/17/15	9,002,000	8,900,241
6.75%, 09/15/29	557,000	664,297
6.25%, 07/15/32	1,245,000	1,414,508
Pool #1G1945, 5.72%, 05/01/37	10,659,228	10,737,683
Pool #1G2652, 5.74%, 04/01/37(a)	5,157,076	5,114,429
Pool #1J1593, 5.74%, 04/01/37(a)	10,536,459	10,642,591
Pool #1J1594, 5.89%, 04/01/37(a)	11,248,770	11,331,399
Pool #A10212, 6.50%, 06/01/33	32,295	33,037
Pool #A14012, 6.50%, 11/01/32	100,935	103,338
Pool #A16201, 7.00%, 08/01/29	27,033	28,115
Pool #A16419, 6.50%, 11/01/33	59,364	60,727
Pool #A16522, 6.50%, 12/01/33	402,890	412,145
Pool #A17177, 6.50%, 12/01/33	38,365	39,246
Pool #A17262, 6.50%, 12/01/33	173,390	177,373
Pool #A18212, 7.00%, 11/01/29	257,934	268,262
Pool #A21356, 6.50%, 04/01/34	267,197	272,830
Pool #A22067, 6.50%, 05/01/34	338,904	346,049
Pool #A24301, 6.50%, 05/01/34	164,846	168,321
Pool #A24988, 6.50%, 07/01/34	155,959	159,247
Pool #A31989, 6.50%, 04/01/35	94,042	95,845
Pool #A33015, 5.00%, 08/01/35	2,342,605	2,238,282
Pool #A33137, 6.50%, 01/01/35	87,074	88,910
Pool #A36407, 5.00%, 08/01/35	308,597	294,855
Pool #A36609, 5.00%, 08/01/35	5,642,533	5,391,255
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
U.S. Government Agency Long-Term Obligations (continued)
Pool #A36646, 5.00%, 08/01/35	$15,505,635	$14,815,124
Pool #A36973, 5.00%, 08/01/35	410,880	392,583
Pool #A37135, 5.50%, 09/01/35	4,458,685	4,371,252
Pool #A37533, 4.50%, 09/01/35	293,944	273,116
Pool #A37534, 5.00%, 09/01/35	4,336,457	4,143,342
Pool #A37567, 5.00%, 09/01/35	354,555	338,765
Pool #A38074, 5.00%, 10/01/35	769,480	735,212
Pool #A38255, 5.50%, 10/01/35	3,712,330	3,639,533
Pool #A38531, 5.50%, 10/01/35	4,474,252	4,386,514
Pool #A38667, 5.50%, 10/01/35	3,291,951	3,227,397
Pool #A38817, 6.50%, 05/01/35	27,237	27,726
Pool #A39258, 5.00%, 11/01/35	210,754	201,368
Pool #A39490, 5.00%, 11/01/35	379,917	362,998
Pool #A39759, 5.50%, 11/01/35	252,017	247,075
Pool #A39892, 5.00%, 11/01/35	274,821	262,582
Pool #A40141, 6.50%, 11/01/35	187,355	190,947
Pool #A40182, 5.00%, 12/01/35	388,676	371,367
Pool #A40268, 5.00%, 12/01/35	309,110	295,344
Pool #A40376, 5.50%, 12/01/35	241,485	236,749
Pool #A41041, 5.00%, 12/01/35	661,591	632,128
Pool #A41326, 5.50%, 01/01/36	1,261,291	1,236,558
Pool #A41354, 5.50%, 01/01/36	8,375,138	8,210,905
Pool #A41548, 7.00%, 01/01/36	365,884	377,955
Pool #A41864, 5.00%, 01/01/36	318,743	304,549
Pool #A42298, 4.50%, 01/01/36	431,362	400,796
Pool #A42305, 5.50%, 01/01/36	1,962,495	1,921,903
Pool #A42332, 5.50%, 01/01/36	436,916	428,348
Pool #A43452, 5.50%, 03/01/36	203,481	199,272
Pool #A43644, 6.50%, 03/01/36	175,638	178,821
Pool #A43672, 6.50%, 02/01/36	116,644	118,758
Pool #A43757, 5.50%, 03/01/36	2,373,040	2,323,955
Pool #A43861, 5.50%, 03/01/36	5,169,383	5,062,459
Pool #A44534, 5.00%, 04/01/36	263,799	251,704
Pool #A44743, 5.00%, 04/01/36	222,156	212,263
Pool #A46279, 5.00%, 07/01/35	770,036	735,744
Pool #A46671, 5.00%, 08/01/35	265,698	253,866
Pool #A46718, 4.50%, 08/01/35	1,174,819	1,091,574
Pool #A46935, 6.50%, 09/01/35	172,761	176,073
Pool #A47036, 4.50%, 09/01/35	370,394	344,148
Pool #A47039, 5.00%, 09/01/35	3,811,181	3,641,458
Pool #A47055, 4.50%, 09/01/35	4,613,325	4,286,433
Pool #A47682, 6.50%, 11/01/35	885,551	902,529
Pool #A47750, 5.00%, 11/01/35	2,708,706	2,588,079
Pool #A47753, 5.00%, 11/01/35	3,328,312	3,180,092
Pool #A48303, 7.00%, 02/01/36	191,420	197,654
Pool #A48700, 4.50%, 05/01/36	173,730	161,336
Pool #A48735, 5.50%, 05/01/36	535,885	524,800
Pool #A48911, 5.50%, 05/01/36	758,943	743,245
Pool #A48976, 5.50%, 05/01/36	6,997,065	6,852,337
Pool #A49637, 5.00%, 06/01/36	1,044,034	996,169
Pool #A49653, 5.50%, 06/01/36	27,299,289	26,734,629
Pool #A49960, 7.00%, 06/01/36	62,647	64,687
Pool #A50139, 6.50%, 06/01/36	294,165	299,497
Pool #A50313, 5.50%, 07/01/36	658,342	644,725
Pool #A50714, 5.50%, 07/01/36	332,687	325,806
Pool #A50832, 5.50%, 07/01/36	974,826	954,662
Pool #A51069, 5.00%, 08/01/36	266,751	254,522
Pool #A51078, 5.50%, 08/01/36	342,857	335,765
Pool #A51250, 6.50%, 08/01/36	901,966	918,315
Pool #A51337, 6.50%, 08/01/36	279,934	285,008
Pool #A52253, 6.50%, 09/01/36	277,103	282,125
Pool #A53039, 6.50%, 10/01/36	448,481	456,610
Pool #A53040, 5.50%, 10/01/36	1,237,874	1,212,269
Pool #A53219, 6.50%, 10/01/36	555,051	565,112
Pool #A53286, 5.50%, 10/01/36	1,605,969	1,572,751
Pool #A53632, 6.00%, 10/01/36	1,148,488	1,150,060
Pool #A54580, 5.00%, 04/01/36	513,159	490,307
Pool #A55587, 5.50%, 12/01/36	452,137	442,785
Pool #B10210, 5.50%, 10/01/18	430,490	429,222
Pool #B10650, 5.00%, 11/01/18	238,909	234,848
Pool #B10653, 5.50%, 11/01/18	326,228	325,969
Pool #B11186, 4.50%, 12/01/18	5,664,580	5,466,881
Pool #B11548, 5.50%, 12/01/18	118,221	117,873
Pool #B12214, 5.00%, 02/01/19	360,016	353,534
Pool #B12737, 4.50%, 03/01/19	498,671	480,465
Pool #B12908, 5.50%, 03/01/19	183,525	183,184
Pool #B13147, 5.00%, 01/01/19	620,450	609,903
Pool #B13430, 5.50%, 04/01/19	158,192	157,897
Pool #B13600, 5.50%, 04/01/19	110,606	110,400
Pool #B13671, 5.00%, 04/01/19	138,361	135,869
Pool #B14236, 5.00%, 05/01/19	419,616	412,060
Pool #B14288, 5.50%, 12/01/19	182,374	182,034
Pool #B14668, 5.00%, 01/01/20	609,186	597,300
Pool #B15013, 5.00%, 06/01/19	256,001	251,391
Pool #B15071, 6.00%, 06/01/17	323,900	328,749
Pool #B15172, 4.50%, 06/01/19	344,843	332,253
Pool #B15396, 5.50%, 06/01/19	171,167	170,848
Pool #B15503, 5.00%, 07/01/19	237,693	233,413
Pool #B15717, 5.00%, 07/01/19	359,559	353,085
Pool #B15759, 4.50%, 07/01/19	502,125	483,793
Pool #B15872, 5.00%, 07/01/19	160,830	157,934
Pool #B16087, 6.00%, 08/01/19	187,357	189,757
Pool #B16626, 5.00%, 09/01/19	996,846	978,896
Pool #B16648, 5.00%, 09/01/19	194,942	191,431
Pool #B16657, 5.00%, 09/01/19	226,321	222,245
Pool #B16826, 5.00%, 10/01/19	314,829	309,160
Pool #B16985, 5.00%, 10/01/19	141,635	139,085
Pool #B17371, 5.00%, 12/01/19	339,309	333,199
Pool #B17624, 5.00%, 01/01/20	430,965	423,205
Pool #B17982, 4.00%, 03/01/20	223,245	209,904
Pool #B18170, 5.00%, 04/01/20	205,893	201,876
Pool #B18276, 4.50%, 04/01/20	5,404,751	5,203,210
Pool #B18437, 5.50%, 05/01/20	162,449	161,970
Pool #B18939, 4.50%, 03/01/20	257,147	247,558
Pool #B19226, 4.00%, 04/01/20	56,833	53,436
Pool #B19236, 4.00%, 04/01/20	47,126	44,420
Pool #B19414, 5.00%, 06/01/20	399,205	391,416
Pool #B19624, 4.50%, 07/01/20	240,631	231,658
Pool #B19642, 4.50%, 08/01/20	983,410	946,739
Pool #B19834, 4.50%, 08/01/20	373,423	359,499
Pool #C00351, 8.00%, 07/01/24	2,994	3,174
Pool #C00566, 7.50%, 12/01/27	11,754	12,330
Pool #C00676, 6.50%, 11/01/28	65,828	67,606
Pool #C00678, 7.00%, 11/01/28	16,236	16,885
Pool #C00836, 7.00%, 07/01/29	6,788	7,060
Pool #C00921, 7.50%, 02/01/30	8,534	8,927
Pool #C01051, 8.00%, 09/01/30	16,965	17,977
Pool #C01103, 7.50%, 12/01/30	7,533	7,798
Pool #C01106, 7.00%, 12/01/30	90,058	93,653
Pool #C01116, 7.50%, 01/01/31	7,138	7,467
Pool #C01172, 6.50%, 05/01/31	40,127	41,121
Pool #C01209, 8.00%, 06/01/31	3,068	3,251
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
U.S. Government Agency Long-Term Obligations (continued)
Pool #C01220, 6.50%, 09/01/31	$10,604	$10,867
Pool #C01222, 7.00%, 09/01/31	14,395	14,945
Pool #C01244, 6.50%, 10/01/31	60,956	62,466
Pool #C01271, 6.50%, 12/01/31	19,016	19,487
Pool #C01305, 7.50%, 12/01/31	8,016	8,378
Pool #C01310, 6.50%, 03/01/32	104,514	107,003
Pool #C01343, 6.50%, 04/01/32	92,220	94,416
Pool #C01345, 7.00%, 04/01/32	62,797	65,103
Pool #C01351, 6.50%, 05/01/32	59,887	61,313
Pool #C01364, 6.50%, 06/01/32	61,617	63,084
Pool #C01370, 8.00%, 04/01/32	13,881	14,714
Pool #C01381, 8.00%, 05/01/32	67,909	71,972
Pool #C01385, 6.50%, 08/01/32	85,952	87,999
Pool #C01396, 6.50%, 09/01/32	140,933	144,289
Pool #C01404, 6.50%, 10/01/32	341,038	349,158
Pool #C01806, 7.00%, 01/01/34	122,822	126,806
Pool #C01851, 6.50%, 04/01/34	255,324	260,707
Pool #C18271, 7.00%, 11/01/28	12,243	12,732
Pool #C30265, 6.50%, 08/01/29	13,689	14,046
Pool #C31282, 7.00%, 09/01/29	1,329	1,382
Pool #C31285, 7.00%, 09/01/29	15,281	15,893
Pool #C32914, 8.00%, 11/01/29	6,111	6,474
Pool #C36306, 7.00%, 02/01/30	7,431	7,728
Pool #C36429, 7.00%, 02/01/30	9,558	9,940
Pool #C37436, 8.00%, 01/01/30	9,692	10,268
Pool #C37703, 7.50%, 04/01/30	8,444	8,833
Pool #C41561, 8.00%, 08/01/30	4,553	4,825
Pool #C43550, 7.00%, 10/01/30	12,758	13,267
Pool #C43967, 8.00%, 10/01/30	52,705	55,847
Pool #C44017, 7.50%, 10/01/30	1,706	1,784
Pool #C44535, 7.50%, 11/01/30	5,630	5,890
Pool #C44957, 8.00%, 11/01/30	10,067	10,667
Pool #C44978, 7.00%, 11/01/30	2,263	2,354
Pool #C46932, 7.50%, 01/01/31	13,346	13,961
Pool #C47287, 7.50%, 02/01/31	8,007	8,376
Pool #C48206, 7.50%, 03/01/31	16,196	16,942
Pool #C48851, 7.00%, 03/01/31	10,042	10,425
Pool #C52136, 7.00%, 05/01/31	15,484	16,076
Pool #C52685, 6.50%, 05/01/31	33,460	34,288
Pool #C53324, 7.00%, 06/01/31	18,527	19,234
Pool #C53589, 6.50%, 06/01/31	97,406	99,819
Pool #C54792, 7.00%, 07/01/31	77,193	80,141
Pool #C54897, 6.50%, 07/01/31	63,277	64,844
Pool #C55071, 7.50%, 07/01/31	894	934
Pool #C56769, 8.00%, 08/01/31	11,226	11,898
Pool #C58215, 6.50%, 09/01/31	3,150	3,228
Pool #C58362, 6.50%, 09/01/31	27,838	28,527
Pool #C58647, 7.00%, 10/01/31	3,455	3,587
Pool #C58694, 7.00%, 10/01/31	27,527	28,578
Pool #C58961, 6.50%, 10/01/31	498,738	511,092
Pool #C60012, 7.00%, 11/01/31	8,645	8,975
Pool #C60991, 6.50%, 11/01/31	12,603	12,915
Pool #C61105, 7.00%, 12/01/31	11,296	11,727
Pool #C61298, 8.00%, 11/01/31	16,715	17,715
Pool #C62218, 7.00%, 01/01/32	20,242	21,015
Pool #C63171, 7.00%, 01/01/32	40,484	42,030
Pool #C64121, 7.50%, 02/01/32	19,774	20,667
Pool #C64668, 6.50%, 03/01/32	21,178	21,683
Pool #C65466, 6.50%, 03/01/32	136,315	139,560
Pool #C65717, 7.50%, 04/01/32	11,352	11,842
Pool #C66088, 6.50%, 04/01/32	16,600	16,995
Pool #C66191, 6.50%, 04/01/32	33,529	34,328
Pool #C66192, 6.50%, 04/01/32	16,275	16,662
Pool #C66744, 7.00%, 04/01/32	3,909	4,052
Pool #C66758, 6.50%, 05/01/32	424,161	434,260
Pool #C66916, 7.00%, 05/01/32	38,138	39,538
Pool #C66919, 6.50%, 05/01/32	5,253	5,378
Pool #C67097, 6.50%, 05/01/32	9,167	9,385
Pool #C67235, 7.00%, 05/01/32	109,264	113,277
Pool #C67259, 7.00%, 05/01/32	4,303	4,461
Pool #C67313, 6.50%, 05/01/32	2,418	2,476
Pool #C67996, 6.50%, 06/01/32	13,562	13,885
Pool #C68290, 7.00%, 06/01/32	20,574	21,330
Pool #C68300, 7.00%, 06/01/32	82,298	85,320
Pool #C68307, 8.00%, 06/01/32	3,947	4,183
Pool #C68988, 7.50%, 07/01/32	4,713	4,917
Pool #C69908, 7.00%, 08/01/32	101,763	105,501
Pool #C69951, 6.50%, 08/01/32	38,292	39,204
Pool #C70211, 7.00%, 08/01/32	61,694	63,959
Pool #C71089, 7.50%, 09/01/32	23,705	24,728
Pool #C71403, 6.50%, 07/01/32	64,010	65,595
Pool #C72160, 7.50%, 10/01/32	8,372	8,734
Pool #C72361, 6.50%, 06/01/32	33,442	34,271
Pool #C72497, 6.50%, 06/01/32	20,357	20,862
Pool #C73984, 6.50%, 12/01/32	13,470	13,790
Pool #C74006, 6.50%, 08/01/32	16,126	16,510
Pool #C77531, 6.50%, 02/01/33	106,785	109,327
Pool #C90559, 7.00%, 05/01/22	119,509	124,125
Pool #D60780, 8.00%, 06/01/25	5,638	5,975
Pool #D64617, 8.00%, 10/01/25	39,248	41,588
Pool #D82854, 7.00%, 10/01/27	6,406	6,661
Pool #E00282, 6.50%, 03/01/09	34,317	34,973
Pool #E00394, 7.50%, 09/01/10	35,789	36,580
Pool #E00507, 7.50%, 09/01/12	3,309	3,413
Pool #E00677, 6.00%, 06/01/14	111,710	113,315
Pool #E00802, 7.50%, 02/01/15	55,715	57,762
Pool #E00938, 7.00%, 01/01/16	24,263	25,143
Pool #E00975, 6.00%, 05/01/16	76,279	77,428
Pool #E00985, 6.00%, 06/01/16	42,546	43,187
Pool #E00987, 6.50%, 06/01/16	36,272	37,229
Pool #E00996, 6.50%, 07/01/16	4,585	4,706
Pool #E01083, 7.00%, 11/01/16	7,926	8,210
Pool #E01095, 6.00%, 01/01/17	16,957	17,211
Pool #E01127, 6.50%, 02/01/17	26,828	27,526
Pool #E01137, 6.00%, 03/01/17	25,634	26,018
Pool #E01138, 6.50%, 03/01/17	13,520	13,868
Pool #E01139, 6.00%, 04/01/17	114,196	115,905
Pool #E01140, 6.00%, 05/01/17	101,069	102,581
Pool #E01156, 6.50%, 05/01/17	38,441	39,418
Pool #E01157, 6.00%, 06/01/17	70,632	71,688
Pool #E01186, 5.50%, 08/01/17	222,981	223,118
Pool #E01205, 6.50%, 08/01/17	28,937	29,669
Pool #E01311, 5.50%, 02/01/18	2,319,616	2,320,081
Pool #E01344, 4.50%, 04/01/18	140,704	135,913
Pool #E01488, 5.00%, 10/01/18	150,943	148,411
Pool #E01538, 5.00%, 12/01/18	987,069	970,377
Pool #E01604, 5.50%, 03/01/19	174,295	173,782
Pool #E69050, 6.00%, 02/01/13	40,204	40,779
Pool #E72896, 7.00%, 10/01/13	20,299	20,980
Pool #E81394, 7.50%, 10/01/15	16,016	16,655
Pool #E81396, 7.00%, 10/01/15	1,656	1,716
Pool #E82132, 7.00%, 01/01/16	4,668	4,838
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
U.S. Government Agency Long-Term Obligations (continued)
Pool #E82815, 6.00%, 03/01/16	$19,973	$20,274
Pool #E83046, 7.00%, 04/01/16	2,981	3,090
Pool #E83231, 6.00%, 04/01/16	5,634	5,718
Pool #E83233, 6.00%, 04/01/16	14,659	14,879
Pool #E83355, 6.00%, 05/01/16	21,004	21,318
Pool #E83636, 6.00%, 05/01/16	34,590	35,108
Pool #E83933, 6.50%, 05/01/16	1,262	1,294
Pool #E84097, 6.50%, 12/01/15	5,050	5,184
Pool #E84236, 6.50%, 06/01/16	9,235	9,473
Pool #E84912, 6.50%, 08/01/16	20,481	21,007
Pool #E85117, 6.50%, 08/01/16	12,581	12,904
Pool #E85387, 6.00%, 09/01/16	40,733	41,343
Pool #E85800, 6.50%, 10/01/16	8,475	8,693
Pool #E86183, 6.00%, 11/01/16	6,476	6,573
Pool #E86533, 6.00%, 12/01/16	12,683	12,873
Pool #E86746, 5.50%, 12/01/16	103,185	102,881
Pool #E86995, 6.50%, 01/01/17	36,799	37,745
Pool #E87291, 6.50%, 01/01/17	44,297	45,437
Pool #E87446, 6.50%, 01/01/17	8,727	8,939
Pool #E87584, 6.00%, 01/01/17	14,508	14,725
Pool #E88055, 6.50%, 02/01/17	72,407	74,169
Pool #E88076, 6.00%, 02/01/17	11,650	11,823
Pool #E88106, 6.50%, 02/01/17	45,395	46,499
Pool #E88134, 6.00%, 03/01/17	3,611	3,665
Pool #E88474, 6.00%, 03/01/17	24,824	25,192
Pool #E88729, 6.00%, 04/01/17	17,610	17,872
Pool #E88768, 6.00%, 03/01/17	66,640	67,638
Pool #E89149, 6.00%, 04/01/17	29,838	30,281
Pool #E89151, 6.00%, 04/01/17	24,931	25,301
Pool #E89203, 6.50%, 04/01/17	11,710	11,995
Pool #E89217, 6.00%, 04/01/17	15,692	15,925
Pool #E89222, 6.00%, 04/01/17	118,430	120,188
Pool #E89347, 6.00%, 04/01/17	5,221	5,298
Pool #E89496, 6.00%, 04/01/17	27,296	27,701
Pool #E89530, 6.00%, 05/01/17	69,947	70,986
Pool #E89746, 6.00%, 05/01/17	162,039	164,444
Pool #E89788, 6.00%, 05/01/17	15,918	16,155
Pool #E89909, 6.00%, 05/01/17	26,379	26,771
Pool #E89924, 6.50%, 05/01/17	74,875	76,697
Pool #E90194, 6.00%, 06/01/17	19,771	20,065
Pool #E90227, 6.00%, 06/01/17	15,925	16,161
Pool #E90313, 6.00%, 06/01/17	8,637	8,765
Pool #E90591, 5.50%, 07/01/17	97,413	97,431
Pool #E90594, 6.00%, 07/01/17	60,353	61,249
Pool #E90645, 6.00%, 07/01/17	114,145	115,840
Pool #E90667, 6.00%, 07/01/17	16,014	16,252
Pool #E93476, 5.00%, 01/01/18	186,339	183,330
Pool #E96459, 5.00%, 05/01/18	80,093	78,732
Pool #E97335, 5.00%, 07/01/18	1,548,335	1,522,015
Pool #E97366, 5.00%, 07/01/18	438,899	431,439
Pool #E97702, 5.00%, 07/01/18	578,820	568,980
Pool #E98207, 5.00%, 04/01/18	59,100	58,095
Pool #E98258, 5.00%, 07/01/18	255,725	251,378
Pool #E99426, 5.00%, 09/01/18	170,032	167,141
Pool #E99498, 5.00%, 09/01/18	177,072	174,062
Pool #E99579, 5.00%, 09/01/18	134,456	132,170
Pool #E99673, 5.00%, 10/01/18	78,188	76,859
Pool #E99675, 5.00%, 10/01/18	817,916	804,012
Pool #E99869, 5.00%, 06/01/18	98,237	96,651
Pool #G01108, 7.00%, 04/01/30	5,699	5,927
Pool #G01133, 6.50%, 07/01/30	43,910	45,096
Pool #G01217, 7.00%, 03/01/31	73,863	76,812
Pool #G01309, 7.00%, 08/01/31	19,358	20,098
Pool #G01311, 7.00%, 09/01/31	121,089	125,923
Pool #G01315, 7.00%, 09/01/31	4,619	4,803
Pool #G01355, 6.50%, 02/01/32	560,629	574,517
Pool #G01391, 7.00%, 04/01/32	192,315	199,993
Pool #G01433, 6.50%, 07/01/32	31,583	32,335
Pool #G01443, 6.50%, 08/01/32	214,823	219,938
Pool #G01444, 6.50%, 08/01/32	219,363	224,797
Pool #G01449, 7.00%, 07/01/32	138,094	143,607
Pool #G01536, 7.00%, 03/01/33	101,338	104,625
Pool #G01741, 6.50%, 10/01/34	188,687	193,180
Pool #G01867, 5.00%, 08/01/35	5,995,233	5,728,247
Pool #G01890, 4.50%, 10/01/35	746,436	693,545
Pool #G01947, 7.00%, 05/01/35	161,528	167,460
Pool #G01959, 5.00%, 12/01/35	3,549,698	3,391,619
Pool #G02045, 4.50%, 10/01/35	268,982	249,923
Pool #G02186, 5.00%, 05/01/36	19,467,293	18,600,358
Pool #G02220, 4.50%, 01/01/36	229,097	212,864
Pool #G02267, 6.50%, 08/01/36	1,979,546	2,015,427
Pool #G02342, 5.00%, 10/01/36	1,542,757	1,472,027
Pool #G02375, 6.50%, 09/01/36	1,059,362	1,078,564
Pool #G08023, 6.50%, 11/01/34	291,253	297,393
Pool #G08064, 6.50%, 04/01/35	192,536	196,227
Pool #G08072, 5.00%, 08/01/35	4,323,514	4,130,975
Pool #G08073, 5.50%, 08/01/35	2,528,896	2,479,305
Pool #G08088, 6.50%, 10/01/35	991,485	1,010,493
Pool #G08095, 5.50%, 11/01/35	761,627	746,692
Pool #G08105, 5.50%, 01/01/36	9,230,922	9,049,908
Pool #G08109, 4.50%, 11/01/35	383,004	355,865
Pool #G08111, 5.50%, 02/01/36	6,778,612	6,638,403
Pool #G08116, 5.50%, 03/01/36	1,315,425	1,288,217
Pool #G08130, 6.50%, 05/01/36	335,155	341,230
Pool #G08134, 5.50%, 06/01/36	758,962	743,263
Pool #G08139, 5.50%, 07/01/36	1,557,641	1,525,422
Pool #G08141, 6.50%, 07/01/36	1,299,657	1,323,214
Pool #G10399, 6.50%, 07/01/09	11,368	11,452
Pool #G10749, 6.00%, 10/01/12	78,513	79,903
Pool #G10940, 6.50%, 11/01/11	14,212	14,483
Pool #G11001, 6.50%, 03/01/15	40,880	41,991
Pool #G11003, 7.50%, 04/01/15	2,948	3,059
Pool #G11130, 6.00%, 12/01/11	133,246	134,964
Pool #G11164, 7.00%, 05/01/15	9,835	10,183
Pool #G11207, 7.00%, 11/01/16	23,450	24,308
Pool #G11295, 5.50%, 09/01/17	148,724	148,751
Pool #G11399, 5.50%, 04/01/18	218,512	218,710
Pool #G11409, 6.00%, 05/01/17	155,792	158,124
Pool #G11434, 6.50%, 01/01/18	42,724	43,822
Pool #G11458, 6.00%, 09/01/17	53,957	54,734
Pool #G11480, 5.00%, 11/01/18	787,519	774,132
Pool #G11531, 5.50%, 02/01/19	90,756	90,684
Pool #G11612, 6.00%, 04/01/14	83,040	83,979
Pool #G11720, 4.50%, 08/01/20	2,361,307	2,275,097
Pool #G11742, 5.00%, 07/01/20	1,058,238	1,039,183
Pool #G11827, 4.50%, 11/01/20	2,723,962	2,622,386
Pool #G11880, 5.00%, 12/01/20	923,209	905,195
Pool #G11972, 6.00%, 04/01/16	334,211	339,247
Pool #G11998, 4.50%, 04/01/21	1,223,469	1,177,846
Pool #G12205, 4.50%, 06/01/21	456,768	439,735
Pool #G12245, 6.00%, 07/01/21	190,596	193,004
Pool #G12310, 5.50%, 08/01/21	151,759	151,334
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
U.S. Government Agency Long-Term Obligations (continued)
Pool #G12348, 6.00%, 08/01/21	$390,174	$395,105
Pool #G12378, 4.50%, 09/01/21	266,388	256,455
Pool #G12412, 5.50%, 11/01/21	206,282	205,705
Pool #G18002, 5.00%, 07/01/19	178,286	175,075
Pool #G18005, 5.00%, 08/01/19	482,261	473,577
Pool #G18006, 5.50%, 08/01/19	162,301	161,999
Pool #G18007, 6.00%, 07/01/19	83,444	84,513
Pool #G18009, 5.00%, 09/01/19	854,929	839,535
Pool #G18022, 5.50%, 11/01/19	339,522	338,890
Pool #G18025, 4.50%, 12/01/19	885,977	853,631
Pool #G18043, 4.00%, 03/01/20	42,871	40,409
Pool #G18050, 4.00%, 04/01/20	232,407	218,519
Pool #G18062, 6.00%, 06/01/20	159,093	161,122
Pool #G18072, 4.50%, 09/01/20	951,795	916,303
Pool #G18096, 5.50%, 01/01/21	144,614	144,188
Pool #G18116, 4.50%, 02/01/21	194,694	187,434
Pool #G18122, 5.00%, 06/01/21	269,058	263,802
Pool #G18123, 5.50%, 06/01/21	540,059	538,549
Pool #J00183, 4.50%, 10/01/20	286,373	275,694
Pool #J00219, 4.50%, 10/01/20	849,924	818,230
Pool #J00629, 4.50%, 12/01/20	261,491	251,740
Pool #J00637, 4.50%, 12/01/20	2,283,562	2,198,409
Pool #J00718, 5.00%, 12/01/20	1,539,767	1,509,723
Pool #J00854, 5.00%, 01/01/21	734,754	720,418
Pool #J00855, 5.50%, 01/01/21	346,950	346,059
Pool #J00871, 5.00%, 01/01/21	358,346	351,354
Pool #J00935, 5.00%, 12/01/20	134,213	131,595
Pool #J01006, 4.50%, 01/01/21	187,903	180,896
Pool #J01049, 5.00%, 01/01/21	3,604,860	3,534,522
Pool #J01189, 5.00%, 02/01/21	217,225	212,982
Pool #J01256, 5.00%, 03/01/21	192,380	188,623
Pool #J01279, 5.50%, 02/01/21	341,365	340,410
Pool #J01414, 5.00%, 03/01/21	146,847	143,978
Pool #J01570, 5.50%, 04/01/21	209,925	209,307
Pool #J01576, 5.00%, 04/01/21	957,974	939,262
Pool #J01633, 5.50%, 04/01/21	956,159	953,485
Pool #J01757, 5.00%, 05/01/21	349,902	343,068
Pool #J01771, 5.00%, 05/01/21	273,839	268,490
Pool #J01833, 5.00%, 05/01/21	157,624	154,545
Pool #J01879, 5.00%, 05/01/21	322,103	315,811
Pool #J01980, 6.00%, 06/01/21	378,452	383,235
Pool #J02235, 4.50%, 07/01/20	224,174	215,814
Pool #J02325, 5.50%, 07/01/20	423,698	422,611
Pool #J02428, 4.00%, 08/01/20	5,802,993	5,456,215
Pool #J02438, 4.50%, 08/01/20	204,849	197,211
Pool #J02508, 4.50%, 09/01/20	287,133	276,426
Pool #J02527, 4.50%, 09/01/20	1,063,486	1,023,829
Pool #J02551, 4.50%, 09/01/20	145,359	139,938
Pool #J02664, 4.50%, 10/01/20	193,889	186,659
Pool #J03028, 5.50%, 07/01/21	333,124	332,192
Pool #J03074, 5.00%, 07/01/21	255,274	250,288
Pool #J05831, 4.50%, 11/01/20	186,467	179,514
Pool #J05986, 5.00%, 02/01/21	166,926	163,669
Pool #J06015, 5.00%, 05/01/21	330,269	323,817
Pool #M80898, 4.50%, 02/01/11	456,211	446,853
Pool #M80904, 4.50%, 03/01/11	298,183	290,250
Pool #M80917, 4.50%, 05/01/11	69,559	68,132
Pool #M80926, 4.50%, 07/01/11	292,278	286,282
Pool #M80934, 4.50%, 08/01/11	360,177	350,595
Pool #M80981, 4.50%, 07/01/12	143,335	139,973
Pool #M81009, 4.50%, 02/01/13	161,458	157,163
Federal Home Loan Mortgage Corporation TBA
6.00%, 10/11/37	61,300,000	61,357,499
5.50%, 10/15/37	4,000,000	3,916,248
Federal National Mortgage Association
2.50%, 06/15/08	9,934,000	9,779,586
4.50%, 10/15/08	239,000	239,627
4.88%, 04/15/09	14,231,000	14,320,911
5.38%, 08/15/09 – 11/15/11	14,703,000	15,003,293
6.63%, 09/15/09	18,104,000	18,852,456
5.13%, 04/15/11	4,796,000	4,897,675
4.38%, 03/15/13 – 10/15/15	11,736,000	11,562,779
4.63%, 10/15/14	1,779,000	1,758,020
5.00%, 04/15/15	1,628,000	1,643,324
Pool #255315, 4.00%, 07/01/19	239,033	225,243
Pool #256023, 6.00%, 12/01/35	7,469,968	7,481,143
Pool #256800, 6.00%, 07/01/37	985,745	987,219
Pool #256844, 6.00%, 08/01/37	996,007	997,496
Pool #256890, 6.00%, 09/01/37	998,245	991,652
Pool #256936, 6.00%, 09/01/37	1,500,000	1,488,750
Pool #560868, 7.50%, 02/01/31	5,596	5,852
Pool #607212, 7.50%, 10/01/31	114,374	119,606
Pool #607559, 6.50%, 11/01/31	5,061	5,188
Pool #607632, 6.50%, 11/01/31	1,377	1,411
Pool #656559, 6.50%, 02/01/33	305,485	312,867
Pool #661664, 7.50%, 09/01/32	111,186	116,052
Pool #694846, 6.50%, 04/01/33	43,785	44,584
Pool #709921, 5.00%, 06/01/18	85,006	83,559
Pool #735141, 5.50%, 01/01/35	9,774,946	9,574,540
Pool #748841, 5.00%, 06/01/22	63,438	62,181
Pool #750229, 6.50%, 10/01/33	265,398	270,241
Pool #788027, 6.50%, 09/01/34	220,484	225,194
Pool #788210, 5.50%, 02/01/21	879,106	877,199
Pool #804847, 4.50%, 01/01/35	348,852	323,813
Pool #811505, 5.50%, 10/01/20	53,671	53,566
Pool #811558, 5.50%, 03/01/21	886,981	885,254
Pool #811559, 5.50%, 05/01/21	780,531	778,839
Pool #811970, 4.50%, 02/01/20	111,002	106,894
Pool #818030, 6.00%, 04/01/37	960,728	962,165
Pool #822023, 5.50%, 07/01/20	56,542	56,432
Pool #825811, 5.50%, 09/01/20	19,521	19,483
Pool #826869, 5.50%, 08/01/20	929,862	928,052
Pool #829704, 5.50%, 10/01/20	74,705	74,559
Pool #830670, 5.50%, 12/01/20	38,408	38,333
Pool #832837, 5.50%, 09/01/20	853,219	851,558
Pool #835228, 5.50%, 08/01/20	19,463	19,426
Pool #837194, 5.50%, 02/01/21	42,091	42,009
Pool #838565, 5.50%, 10/01/20	872,275	870,576
Pool #838566, 5.50%, 10/01/20	35,873	35,804
Pool #839100, 5.50%, 11/01/20	29,557	29,500
Pool #839585, 5.50%, 09/01/20	91,645	91,467
Pool #840102, 5.50%, 10/01/20	811,455	809,875
Pool #840486, 5.00%, 01/01/22	98,766	96,809
Pool #840808, 5.50%, 11/01/20	26,662	26,610
Pool #841947, 5.50%, 10/01/20	35,660	35,590
Pool #843102, 5.50%, 10/01/20	22,852	22,807
Pool #845489, 5.50%, 06/01/21	23,255	23,205
Pool #847832, 5.50%, 11/01/20	40,465	40,387
Pool #847920, 5.50%, 11/01/20	897,611	895,863
Pool #866142, 5.50%, 01/01/21	93,226	93,024
Pool #867183, 5.50%, 02/01/21	108,521	108,286
Pool #868494, 6.00%, 04/01/36	345,102	345,677
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
U.S. Government Agency Long-Term Obligations (continued)
Pool #870092, 5.50%, 08/01/21	$24,548	$24,494
Pool #870296, 5.50%, 03/01/21	22,222	22,174
Pool #878120, 5.50%, 04/01/21	40,897	40,808
Pool #878121, 5.50%, 04/01/21	66,979	66,833
Pool #879115, 5.50%, 05/01/21	129,421	129,141
Pool #880950, 5.50%, 07/01/21	893,024	891,088
Pool #883922, 5.50%, 05/01/21	775,574	773,892
Pool #885440, 5.50%, 05/01/21	24,834	24,780
Pool #885844, 6.00%, 06/01/36	329,568	330,117
Pool #887050, 6.00%, 08/01/36	958,829	960,425
Pool #888077, 5.00%, 08/01/36	2,959,880	2,823,349
Pool #888233, 5.00%, 11/01/35	61,957,363	59,196,496
Pool #888268, 6.00%, 03/01/37	756,634	757,894
Pool #888635, 5.50%, 09/01/36	3,170,194	3,114,032
Pool #888638, 5.50%, 08/01/37	2,990,781	2,929,463
Pool #891595, 5.00%, 06/01/36	4,876,536	4,653,037
Pool #892370, 6.00%, 07/01/36	153,202	153,457
Pool #894126, 5.50%, 10/01/21	23,509	23,454
Pool #894441, 5.85%, 08/01/36(a)	10,021,967	10,125,241
Pool #894957, 6.50%, 08/01/36	854,220	869,895
Pool #896599, 5.50%, 08/01/21	58,346	58,219
Pool #896605, 5.50%, 08/01/21	35,194	35,117
Pool #898415, 6.00%, 10/01/36	241,412	241,814
Pool #899242, 5.00%, 03/01/22	39,444	38,662
Pool #899397, 5.50%, 04/01/37	996,744	976,309
Pool #899438, 5.50%, 06/01/22	891,347	889,278
Pool #899472, 5.00%, 06/01/22	121,537	119,128
Pool #899475, 5.00%, 06/01/22	740,457	725,780
Pool #899588, 5.50%, 06/01/37	990,794	970,480
Pool #899830, 6.00%, 08/01/37	1,996,946	1,999,932
Pool #901149, 6.00%, 08/01/36	1,996,506	1,999,830
Pool #901509, 5.00%, 12/01/21	70,570	69,189
Pool #901957, 5.50%, 10/01/36	99,482	97,459
Pool #902789, 5.50%, 11/01/21	843,322	841,493
Pool #903350, 5.00%, 10/01/21	67,758	66,432
Pool #904069, 6.00%, 11/01/36	955,607	957,198
Pool #905586, 5.50%, 12/01/21	881,953	880,040
Pool #906205, 5.50%, 01/01/22	30,702	30,631
Pool #906317, 5.50%, 01/01/22	51,914	51,793
Pool #906708, 5.00%, 12/01/21	786,621	771,231
Pool #907735, 6.00%, 12/01/36	1,579,762	1,582,393
Pool #908698, 6.50%, 10/01/36	1,772,220	1,804,560
Pool #909756, 6.50%, 02/01/37	3,336,887	3,398,119
Pool #910120, 6.00%, 03/01/37	333,265	333,764
Pool #911615, 5.50%, 05/01/37	992,126	971,785
Pool #912845, 5.00%, 04/01/22	95,199	93,337
Pool #912981, 5.00%, 03/01/22	145,425	142,542
Pool #913323, 5.50%, 04/01/22	27,404	27,341
Pool #913331, 5.50%, 05/01/22	83,049	82,856
Pool #913345, 6.00%, 05/01/37	980,281	981,747
Pool #913889, 5.50%, 03/01/22	887,490	885,565
Pool #914324, 5.00%, 03/01/22	43,226	42,369
Pool #914385, 5.50%, 03/01/22	27,727	27,663
Pool #914758, 5.00%, 04/01/22	702,759	688,830
Pool #915144, 5.00%, 04/01/22	1,003,906	984,008
Pool #915952, 5.50%, 04/01/37	991,886	971,550
Pool #916299, 6.00%, 04/01/37	999,061	1,000,555
Pool #916301, 6.00%, 04/01/37	1,133,764	1,135,460
Pool #917163, 5.00%, 06/01/22	143,315	140,474
Pool #917237, 6.00%, 04/01/37	998,110	999,602
Pool #917688, 5.00%, 04/01/22	117,628	115,297
Pool #917810, 5.50%, 05/01/37	811,851	795,206
Pool #918552, 5.00%, 06/01/22	1,017,581	997,411
Pool #918699, 5.00%, 06/01/22	757,584	742,568
Pool #918728, 6.00%, 06/01/37	998,927	1,000,421
Pool #919190, 6.50%, 06/01/37	708,338	721,264
Pool #919541, 6.00%, 06/01/37	999,051	1,000,545
Pool #922846, 6.50%, 11/01/36	848,065	863,627
Pool #923092, 5.00%, 03/01/22	675,617	662,226
Pool #923399, 6.00%, 06/01/37	950,947	952,369
Pool #928030, 6.00%, 01/01/37	664,317	665,423
Pool #928106, 5.50%, 02/01/22	1,646,984	1,643,161
Pool #936547, 5.50%, 04/01/37	994,514	974,124
Pool #936855, 6.00%, 07/01/37	992,606	994,091
Pool #937397, 5.50%, 06/01/37	3,890,434	3,810,672
Pool #937776, 6.50%, 06/01/37	2,354,974	2,397,947
Pool #939453, 5.00%, 06/01/22	987,569	967,994
Pool #939671, 6.50%, 06/01/37	734,604	748,008
Pool #939673, 5.50%, 06/01/22	209,887	209,400
Pool #939749, 6.50%, 06/01/37	1,890,678	1,925,179
Pool #939751, 6.00%, 07/01/37	999,042	1,000,536
Pool #940887, 6.00%, 06/01/37	999,011	1,000,505
Pool #940903, 5.00%, 06/01/22	99,567	97,594
Pool #941193, 6.00%, 06/01/37	999,092	1,000,586
Pool #941298, 6.50%, 06/01/37	962,616	980,182
Pool #941632, 5.00%, 06/01/22	120,512	118,123
Pool #941938, 6.00%, 07/01/37	996,650	998,140
Pool #943660, 6.00%, 07/01/37	998,934	1,000,428
Federal National Mortgage Association TBA
5.50%, 10/15/35	51,200,000	50,144,000
5.00%, 10/15/36	64,000,000	61,040,000
Government National Mortgage Assocation TBA, 6.50%, 10/18/37	13,000,000	13,292,500
Government National Mortgage Association
Pool #279461, 9.00%, 11/15/19	3,730	4,022
Pool #376510, 7.00%, 05/15/24	9,737	10,210
Pool #416538, 7.00%, 10/15/29	4,940	5,176
Pool #434505, 7.50%, 08/15/29	2,363	2,481
Pool #457801, 7.00%, 08/15/28	16,495	17,289
Pool #470643, 7.00%, 07/15/29	19,713	20,657
Pool #485879, 7.00%, 08/15/31	30,651	32,089
Pool #486019, 7.50%, 01/15/31	5,753	6,034
Pool #486921, 5.50%, 02/15/35	206,930	204,060
Pool #486936, 6.50%, 02/15/29	11,216	11,503
Pool #487053, 7.00%, 03/15/29	14,744	15,450
Pool #490258, 6.50%, 02/15/29	2,287	2,345
Pool #502969, 6.00%, 03/15/29	32,379	32,691
Pool #507396, 7.50%, 09/15/30	106,256	111,484
Pool #508473, 7.50%, 04/15/31	23,136	24,266
Pool #509099, 7.00%, 06/15/29	7,466	7,823
Pool #524269, 8.00%, 11/15/29	10,935	11,629
Pool #525561, 8.00%, 01/15/30	4,302	4,577
Pool #528589, 6.50%, 03/15/31	94,119	96,465
Pool #531352, 7.50%, 09/15/30	14,183	14,881
Pool #535388, 7.50%, 01/15/31	5,428	5,693
Pool #536334, 7.50%, 10/15/30	1,611	1,690
Pool #537406, 7.50%, 02/15/31	6,163	6,464
Pool #540659, 7.00%, 01/15/31	1,203	1,260
Pool #544470, 8.00%, 04/15/31	4,563	4,854
Pool #547948, 6.50%, 11/15/31	10,086	10,338
Pool #549742, 7.00%, 07/15/31	12,052	12,618
Pool #550991, 6.50%, 10/15/31	16,160	16,563
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
U.S. Government Agency Long-Term Obligations (continued)
Pool #552474, 7.00%, 03/15/32	$18,966	$19,857
Pool #552616, 7.00%, 06/15/32	102,747	107,571
Pool #552903, 6.50%, 11/15/32	542,939	556,204
Pool #552952, 6.00%, 12/15/32	95,455	96,280
Pool #553144, 5.50%, 04/15/33	338,650	334,398
Pool #553320, 6.00%, 06/15/33	213,698	215,462
Pool #555125, 7.00%, 09/15/31	5,322	5,572
Pool #555171, 6.50%, 12/15/31	4,945	5,068
Pool #564799, 6.00%, 03/15/34	843,702	850,041
Pool #568715, 7.00%, 05/15/32	85,292	89,297
Pool #570022, 7.00%, 07/15/32	167,679	175,552
Pool #571267, 7.00%, 10/15/31	4,887	5,116
Pool #572554, 6.50%, 09/15/31	236,153	242,040
Pool #572733, 6.00%, 07/15/33	45,354	45,729
Pool #573916, 6.00%, 11/15/33	191,760	193,343
Pool #574837, 7.50%, 11/15/31	6,763	7,094
Pool #580972, 6.50%, 02/15/32	9,083	9,305
Pool #583645, 8.00%, 07/15/32	13,383	14,239
Pool #588192, 6.00%, 02/15/33	52,623	53,057
Pool #595077, 6.00%, 10/15/32	98,368	99,218
Pool #596657, 7.00%, 10/15/32	7,348	7,693
Pool #602102, 6.00%, 02/15/33	120,940	121,939
Pool #602461, 5.00%, 12/15/35	208,631	201,986
Pool #603520, 6.00%, 03/15/33	118,122	119,098
Pool #604243, 6.00%, 04/15/33	209,325	211,053
Pool #604788, 6.50%, 11/15/33	377,219	386,271
Pool #604875, 6.00%, 12/15/33	419,340	422,802
Pool #606308, 5.50%, 05/15/36	634,749	625,990
Pool #606314, 5.50%, 05/15/36	266,490	262,813
Pool #611526, 6.00%, 05/15/33	88,112	88,840
Pool #621856, 6.00%, 01/15/34	168,903	170,172
Pool #630038, 6.50%, 08/15/34	324,784	332,247
Pool #631924, 6.00%, 05/15/33	150,809	152,055
Pool #635306, 6.00%, 06/15/36	1,616,279	1,626,694
Pool #641734, 4.50%, 09/15/35	1,430,431	1,343,947
Pool #641779, 5.00%, 09/15/35	4,915,514	4,758,948
Pool #645035, 5.00%, 07/15/35	247,090	239,220
Pool #646799, 4.50%, 07/15/35	245,603	230,753
Pool #648439, 5.00%, 01/15/36	422,007	408,327
Pool #649454, 5.50%, 09/15/35	1,939,658	1,913,865
Pool #649510, 5.50%, 10/15/35	2,937,415	2,898,354
Pool #649513, 5.50%, 10/15/35	3,624,015	3,575,823
Pool #650712, 5.00%, 01/15/36	552,055	534,159
Pool #652207, 5.50%, 03/15/36	3,521,595	3,472,999
Pool #652539, 5.00%, 05/15/36	271,876	263,063
Pool #653598, 5.50%, 05/15/36	936,100	923,183
Pool #655457, 6.00%, 05/15/36	290,896	292,784
Pool #655519, 5.00%, 05/15/36	521,292	504,392
Pool #656666, 6.00%, 06/15/36	1,486,997	1,496,580
Pool #657912, 6.50%, 08/15/36	486,027	496,908
Pool #781014, 6.00%, 04/15/29	31,210	31,518
Pool #781124, 7.00%, 12/15/29	57,415	60,172
Pool #781287, 7.00%, 05/15/31	34,263	35,894
Pool #781319, 7.00%, 07/15/31	10,885	11,399
Pool #781328, 7.00%, 09/15/31	31,474	32,972
Pool #781380, 7.50%, 12/15/31	9,738	10,140
Pool #781401, 7.50%, 02/15/32	27,142	28,473
Pool #781429, 8.00%, 03/15/32	25,485	27,111
Pool #781431, 7.00%, 04/15/32	122,540	128,290
Pool #781478, 7.50%, 03/15/32	17,131	17,975
Pool #781481, 7.50%, 01/15/32	53,754	56,403

	Shares or
	Principal
	Amount	Value
U.S. Government Agency Long-Term Obligations (continued)
Pool #781688, 6.00%, 12/15/33	$380,327	$383,538
Pool #781690, 6.00%, 12/15/33	161,309	162,686
Pool #781699, 7.00%, 12/15/33	61,303	64,185
Pool #781804, 6.00%, 09/15/34	564,190	568,363
Pool #781847, 6.00%, 12/15/34	511,630	515,325
Pool #781902, 6.00%, 02/15/35	523,663	527,385
Pool #781905, 5.00%, 04/15/35	1,217,849	1,179,212
Pool #781916, 6.50%, 03/15/32	613,836	628,933
Pool #781933, 6.00%, 06/15/35	92,570	93,207
Tennessee Valley Authority, 6.25%, 12/15/17	50,000	54,612
U.S. Treasury Bonds
8.75%, 05/15/17	6,524,000	8,592,310
8.50%, 02/15/20	4,238,000	5,696,470
6.25%, 08/15/23	28,926,000	33,230,999
6.88%, 08/15/25	4,713,000	5,813,193
5.38%, 02/15/31	5,107,000	5,466,885

Total U.S. Government Agency Long-Term Obligations (Cost $951,375,042)		947,563,867

U.S. Treasury Notes (16.2%)
U.S. Treasury Notes
3.13%, 10/15/08	15,782,000	15,637,737
4.88%, 10/31/08 – 08/15/16	16,260,000	16,485,585
4.75%, 02/15/10 – 02/15/37	46,795,000	47,455,777
4.50%, 05/15/10 – 02/15/36	105,452,000	106,200,501
4.63%, 02/29/12 – 02/15/17	22,662,000	22,967,222
4.25%, 09/30/12	7,000,000	7,006,566
4.00%, 11/15/12 – 02/15/15	6,396,000	6,234,672
4.13%, 05/15/15	9,348,000	9,150,813
6.38%, 08/15/27	14,592,000	17,315,466

Total U.S. Treasury Notes (Cost $247,216,615)		248,454,339

Yankee Dollars (2.1%)
Banks (0.5%)
BSCH Issuances Ltd.
7.63%, 11/03/09	2,714,000	2,852,911
7.63%, 09/14/10	59,000	63,166
HBOS PLC, 5.46%, 11/29/49	354,000	331,230
HSBC Bank USA, 7.50%, 07/15/09	563,000	589,204
Landwirtsch Rentenbank, 5.25%, 07/15/11	350,000	356,976
National Bank of Australia, 8.60%, 05/19/10	177,000	193,916
Oesterreichische Kontrollbank AG, 4.88%, 02/16/16	350,000	344,458
Royal Bank of Scotland Group
5.00%, 11/12/13	236,000	237,269
5.05%, 01/08/15	316,000	304,177
4.70%, 07/03/18	472,000	434,017
St. George Bank Ltd., 5.30%, 10/15/15	236,000	232,963
UBS AG Stamford CT, 5.88%, 07/15/16	1,121,000	1,158,551
Westpac Banking Corp., 4.63%, 06/01/18	147,000	136,046

		7,234,884

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Bond Index

	Shares	Value
Yankee Dollars (continued)
Consumer Goods (0.0%)
Diageo Capital PLC, 7.25%, 11/01/09	$350,000	$365,321

Electric Power (0.0%)
Hydro Quebec Corp.
8.40%, 01/15/22	220,000	284,346
8.88%, 03/01/26	156,000	214,484
Scottish Power, 5.81%, 03/15/25	118,000	113,276

		612,106

Energy Companies (0.2%)
Canadian Natural Resources, 4.90%, 12/01/14	280,000	266,816
EnCana Corp., 4.75%, 10/15/13	339,000	322,595
Nexen, Inc.
5.05%, 11/20/13	295,000	285,486
5.20%, 03/10/15	350,000	333,809
5.88%, 03/10/35	133,000	121,814
Norsk Hydro AS, 6.36%, 01/15/09	271,000	276,278
Petro-Canada, 5.95%, 05/15/35	271,000	256,675
PTT Public Co. Ltd., 5.88%, 08/03/35	177,000	158,098
Talisman Energy, Inc.
7.25%, 10/15/27	133,000	141,027
5.75%, 05/15/35	350,000	308,464
Transocean Sedco Forex, Inc., 7.50%, 04/15/31	177,000	196,120

		2,667,182

Manufacturing (0.2%)
Alcan, Inc.
6.45%, 03/15/11	44,000	45,997
4.50%, 05/15/13	372,000	354,187
5.00%, 06/01/15	295,000	281,922
5.75%, 06/01/35	206,000	188,969
AstraZeneca PLC, 5.40%, 06/01/14	295,000	292,071
Celulosa Arauco Constitucion SA, 5.13%, 07/09/13	177,000	172,915
Codelco, Inc., 6.38%, 11/30/12	120,000	124,993
Inco Ltd., 7.75%, 05/15/12	177,000	193,329
Lafarge SA, 6.50%, 07/15/16	265,000	268,876
Noranda, Inc., 6.20%, 06/15/35	177,000	171,567
Placer Dome, Inc., 6.38%, 03/01/33	139,000	136,369
Potash Corp. of Saskatchewan, Inc.
7.75%, 05/31/11	41,000	44,103
4.88%, 03/01/13	165,000	160,004
Teck Cominco Ltd., 6.13%, 10/01/35	147,000	137,641
Yara International Asa, 5.25%, 12/15/14	147,000	140,377

		2,713,320

Oil, Gas & Consumable Fuels (0.1%)
ConocoPhillips Canada Corp., 5.63%, 10/15/16	365,000	363,588
Enbridge, Inc., 5.60%, 04/01/17	1,000,000	967,222

		1,330,810

Other Financial (0.7%)
Anadarko Finance Co., 6.75%, 05/01/11	118,000	123,353
Anadarko Petroleum Corp., 7.50%, 05/01/31	298,000	324,538
Apache Finance Canada, 4.38%, 05/15/15	487,000	448,066
BHP Billiton Ltd., 4.80%, 04/15/13	236,000	230,009
BHP Finance Corp., 6.42%, 03/01/26	80,000	81,136
Other Financial (continued)
Brascan Corp., 5.75%, 03/01/10	180,000	183,890
Bskyb Finance UK Ltd., 5.63%, 10/15/15	147,000	141,450
ConocoPhillips, 6.40%, 08/15/11	124,000	129,356
ConocoPhillips, 6.50%, 12/01/11	206,000	215,339
CIT Group, Inc., 5.20%, 06/01/15	177,000	160,712
Conoco Funding Co., 6.35%, 10/15/11	767,000	799,553
Deutsche Bank Financial LLC., 5.38%, 03/02/15	177,000	173,363
Deutsche Telekom International Finance
5.25%, 07/22/13	737,000	721,489
5.75%, 03/23/16	1,177,000	1,163,100
8.25%, 06/15/30	369,000	451,716
Diageo Capital PLC, 5.30%, 10/28/15	649,000	629,378
Encana Holdings Finance Corp., 5.80%, 05/01/14	634,000	637,438
Hanson Australia Funding, 5.25%, 03/15/13	265,000	253,744
Inversiones CMPC SA, 4.88%, 06/18/13	177,000	171,149
Montpelier RE Holdings, 6.13%, 08/15/13	74,000	73,429
Oester Kontroll Bank, 4.50%, 03/09/15	236,000	228,045
Telecom Italia Capital
6.20%, 07/18/11	206,000	211,087
5.25%, 11/15/13	590,000	572,594
4.95%, 09/30/14	295,000	278,824
5.25%, 10/01/15	940,000	892,368
6.00%, 09/30/34	230,000	213,857
UFJ Finance Aruba AEC, 6.75%, 07/15/13	354,000	366,393
XL Capital Ltd., 5.25%, 09/15/14	779,000	745,887

		10,621,263

Service Companies (0.0%)
British Sky Broadcasting Group PLC, 8.20%, 07/15/09	221,000	232,472
Thomson Corp., 4.25%, 08/15/09	251,000	246,535
TXU Energy Co., 6.15%, 11/15/13	189,000	192,555

		671,562

Telephones (0.3%)
America Movil SA de CV
5.75%, 01/15/15	295,000	293,431
6.38%, 03/01/35	177,000	173,773
British Telecom PLC
8.35%, 12/15/10	1,280,000	1,409,211
9.15%, 12/15/30	559,000	740,229
France Telecom, 7.75%, 03/01/11	383,000	411,695
Koninklijke KPN NV, 8.00%, 10/01/10	310,000	333,445
Telefonos de Mexico SA, 5.50%, 01/27/15	236,000	231,132
Vodafone Group PLC
7.75%, 02/15/10	383,000	404,380
5.00%, 12/16/13	664,000	638,635
7.88%, 02/15/30	206,000	236,245

		4,872,176

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Bond Index

	Shares or
	Principal
	Amount	Value
Yankee Dollars (continued)
Transportation (0.1%)
Canadian National Railway Co.
4.40%, 03/15/13	$1,035,000	$982,029
6.90%, 07/15/28	242,000	256,114
6.20%, 06/01/36	236,000	230,781
Qantas Airways, 6.05%, 04/15/16	177,000	175,718

		1,644,642

Total Yankee Dollars (Cost $32,991,294)		32,733,266

Commercial Paper (9.8%)(d)
Diversified Financial Services (9.8%)
Amsterdam Funding Corp., 6.29%, 10/17/07	30,000,000	29,914,800
Atlantic Asset Security Corp., 6.34%, 10/10/07	11,000,000	10,980,200
Barton Capital Corp., 6.13%, 10/10/07	30,000,000	29,946,000
Ciesco LP, 6.19%, 10/17/07	30,000,000	29,915,400
Clipper Receivables Company, 6.34%, 10/10/07	30,000,000	29,946,000
Falcon Asset Securities Corp., 6.29%, 10/10/07	20,500,000	20,462,895
Total Commercial Paper (Cost $151,194,788)		151,165,295

Repurchase Agreements (1.6%)
Nomura Securities, 4.99% dated 09/28/07, due 10/01/07, repurchase price $23,959,913, collateralized by U.S. Government Agency Mortgages with a market value of $24,428,953	23,949,954	23,949,954

Total Investments (Cost $1,909,243,114) (e) — 123.7%		1,902,703,108

Liabilities in excess of other assets — (23.7)%		(364,722,002)

NET ASSETS — 100.0%		$1,537,981,106

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2007. The maturity date represents the actual maturity date.

(b)	Illiquid security.

(c)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(d)	The rate reflected in the Statement of Investments is the effective yield as of September 30, 2007.

(e)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Securities Sold Short
September 30, 2007 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
U.S. Government Agency Long-Term Obligations Short Positions (10.6%)
Federal National Mortgage Association TBA
5.50%, 10/01/18	8,600,000	$8,578,500
6.50%, 10/01/32	13,400,000	13,642,875
5.00%, 10/15/35	64,000,000	61,040,000
5.00%, 11/15/36	56,000,000	53,392,528
6.00%, 10/15/37	12,500,000	12,515,625
Government National Mortgage Association TBA, 5.50%, 10/15/36	13,400,000	13,211,569

Total U.S. Government Agency Long-Term Obligations Short Positions (Proceeds $163,711,156)		162,381,097

Total Securities Sold Short (Proceeds $163,711,156) (a) —10.6%		162,381,097

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
NVIT Enhanced Income

	Principal
	Amount	Value
Asset-Backed Securities (43.6%)
Auto Loans (16.8%)
AmeriCredit Automobile Receivables Trust, Series 2005-CF, Class A3, 4.47%, 05/06/10	$1,691,516	$1,686,091
BMW Vehicle Owner Trust, Series 2005-A, Class A3, 4.04%, 02/25/09	336,733	336,381
Capital One Auto Finance Trust
Series 2005-D, Class A3, 4.81%, 03/15/10	2,058,085	2,055,343
Series 2006-C, Class A3A, 5.07%, 07/15/11	2,759,000	2,755,705
Capital Auto Trust, 3.75%, 07/15/09	2,500,000	2,477,587
Daimler Chrysler Auto Trust, Series 2005-B, Class A3, 4.04%, 09/08/09	1,637,397	1,631,358
DaimlerChrysler Auto Trust, Series 2004-A, Class A4, 2.58%, 04/08/09	1,369,717	1,368,857
Ford Credit Auto Owner Trust
Series 2005-A, Class A3, 3.48%, 11/15/08	98,381	98,316
Series 2005-B, Class A4 4.38%, 01/15/10	2,000,000	1,989,098
Honda Auto Receivables Owner Trust
Series 2004-3, Class A3, 2.91%, 10/20/08	192,995	192,650
Series 2007-2, Class A2 5.41%, 11/23/09	2,000,000	2,003,130
Household Automotive Trust, Series 2005-3, Class A3, 4.80%, 10/18/10	2,825,662	2,818,512
Nissan Auto Receivables Owner Trust
Series 2006-B, Class A2, 5.18%, 08/15/08	36,625	36,629
Series 2006-A, Class A3 4.74%, 09/15/09	2,185,404	2,176,615
Onyx Acceptance Auto Trust, Series 2004-A, Class A4, 2.94%, 12/15/10	1,125,604	1,124,537
USAA Auto Owner Trust, Series 2006-2, Class A2, 5.31%, 03/16/09	356,349	356,421
Volkswagen Auto Loan Enhanced Trust, 4.86%, 04/20/12	1,500,000	1,494,462
Wachovia Auto Owner Trust, 5.35%, 02/22/11	2,500,000	2,502,912
WFS Financial Owner Trust, Series 2005-2, Class A4, 4.39%, 11/19/12	4,738,001	4,711,438
World Omni Auto Receivables Trust, 5.46%, 02/16/10	1,500,000	1,504,890

		33,320,932

Credit Card Loans (14.2%)
Bank One Issuance Trust
Series 2003-A7, Class A7, 3.35%, 03/15/11	2,759,000	2,719,800
Series 2004-A1, Class A1 3.45%, 10/17/11	2,500,000	2,452,180
Capital One Master Trust, 6.31%, 06/15/11	2,500,000	2,516,372
Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4, 3.65%, 07/15/11	2,830,001	2,795,888
Chase Issuance Trust, Series 2004-A9, Class A9, 3.22%, 06/15/10	3,765,000	3,762,187
Citibank Credit Card Issuance Trust
Series 2000-A3, Class A3, 6.88%, 11/16/09	3,861,999	3,871,050
Series 2006-A2, Class A2 4.85%, 02/10/11	2,440,000	2,439,310
MBNA Credit Card Master Note Trust
Series 2005-A1 Class A1, 4.20%, 09/15/10	3,633,001	3,616,278
Series 2003-A6, Class A6 2.75%, 10/15/10	2,500,000	2,464,695
MBNA Credit Card Master Note Trust, Series 03-A1, Class A1, 3.30%, 07/15/10	1,500,000	1,489,456

		28,127,216

Electric Utilities (5.9%)
Centerpoint Energy Transition Bond Company, 5.16%, 09/15/11	2,500,000	2,505,017
Peco Energy Transition Trust, Series 1999-A, Class A7, 6.13%, 03/01/09	2,476,597	2,494,342
PP&L Transition Bond Co. LLC, 7.15%, 06/25/09	2,072,283	2,106,412
Public Service New Hampshire Funding LLC, Series 2001-1 Class A2, 5.73%, 11/01/10	1,569,654	1,574,759
Texas Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A1, 3.52%, 11/15/11	3,065,276	3,024,836

		11,705,366

Equipment Loans (3.4%)
Caterpillar Financial Services Corp., 5.40%, 02/25/09	1,500,000	1,499,974
Cit Equipment Collateral, 5.13%, 02/20/09	2,654,363	2,655,310
John Deere Owner Trust, Series 2005-A, Class A3, 3.98%, 06/15/09	814,787	812,156
MBNA Practice Solutions Owner Trust(b)
Series 2005-2, Class A2, 4.10%, 05/15/09	341,403	341,189
Series 2005-2, Class A3 4.34%, 06/15/11	1,500,000	1,483,582

		6,792,211

Mortgage-Backed (3.3%)
Chase Funding Mortgage Loan
Series 2003-6, Class 1A3, 3.34%, 05/25/26	756,564	746,104
Series 2004-2, Class 1A3, 4.21%, 09/25/26	191,284	190,590
Series 2003-3, Class 1A4, 3.30%, 11/25/29	769,667	758,469
Citigroup Residential Mortgage Securities, Series 2006-A1, Class A3-A4, 5.96%, 07/25/36	1,427,126	1,420,983
Countrywide Asset-Backed Certificates, Series 2005-7, Class AF2, 4.37%, 11/25/35	1,615,983	1,604,185
Popular ABS Mortgage Pass-Through Trust
Series 2005-4, Class AF1, 5.46%, 09/25/35(c)	98,831	98,939
Series 2005-5, Class AV2A, 5.64%, 11/25/35(c)	389,450	388,554
Series 2005-D, Class AF1, 5.36%, 01/25/36	523,225	520,677
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class AI5, 5.00%, 03/25/31	26,477	26,376
Residential Funding Mortgage Securities I Series 2003-S11, Class A1, 2.50%, 06/25/18	565,505	547,609
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Enhanced Income

	Principal
	Amount	Value
Asset-Backed Securities (continued)
Mortgage-Backed (continued)
Series 2004-HS1, Class AI3, 2.68%, 01/25/19	$284,506	$281,233

		6,583,719

Total Asset-Backed Securities (Cost $86,451,950)		86,529,444

Corporate Bonds (21.5%)
Banks (2.3%)
Bank One Corp., 6.00%, 02/17/09	2,500,000	2,533,477
M&I Marshall & Ilsley, 4.50%, 08/25/08	2,000,000	1,981,754

		4,515,231

Consumer Finance (1.3%)
HSBC Finance Corp., 6.40%, 06/17/08	2,500,000	2,515,950

Diversified Financial Services (14.3%)
AIG SunAmerica Global Finance, 5.85%, 08/01/08(b)	2,225,000	2,232,354
Associates Corp. of North America, 6.25%, 11/01/08	2,500,000	2,528,790
Bear Stearns Co., Inc., 2.88%, 07/02/08	2,500,000	2,449,165
General Electric Capital Corp., 3.60%, 10/15/08	2,500,000	2,462,290
Goldman Sachs Group, Inc., 4.13%, 01/15/08	4,413,999	4,395,809
Lehman Brothers Holdings, Inc., 3.50%, 08/07/08	2,500,000	2,469,102
MBNA Corp., 5.63%, 11/30/07	4,469,000	4,473,393
Morgan Stanley, 3.88%, 01/15/09	2,500,000	2,462,233
Wachovia Corp., 3.50%, 08/15/08	2,500,000	2,467,085
Wells Fargo & Co., 3.50%, 04/04/08	2,500,000	2,474,785

		28,415,006

Electric Power (1.1%)
Alabama Power Co., 3.50%, 11/15/07	2,300,999	2,295,709

Manufacturing (2.5%)
Hewlett Packard Co., 3.63%, 03/15/08	2,500,000	2,482,265
Pepsi Bottling Holdings, Inc., 5.63%, 02/17/09(b)	2,500,000	2,515,600

		4,997,865

Total Corporate Bonds (Cost $42,728,088)		42,739,761

Commercial Mortgage Backed Securities (16.2%)
Asset Securitization Corp., 7.40%, 10/13/26	356,993	366,096
Banc of America Commercial Mortgage, Inc. 4.64%, 11/10/42	1,432,770	1,427,415
Bear Stearns Co. Inc. 2.88%, 7/2/08	369,618	373,765
Citigroup Commercial Mortgage Trust 3.79%, 10/15/41	2,422,025	2,389,787
Commercial Mortgage Pass-Through Certification 6.46%, 5/15/32	2,497,860	2,512,881
CS First Boston Mortgage Securities Corp. 3.91%, 08/15/36	2,698,138	2,667,885
Series 2003-C3, Class A1, 2.08%, 05/15/38	1,216,331	1,205,123
GE Capital Commercial Mortgage Corp. 3.09%, 01/10/38	2,213,508	2,197,715
Greenwich Capital Commercial Funding Corp., Series 04-GG1, Class A3 4.34%, 6/10/36	2,500,000	2,478,328
JP Morgan Chase Commercial Mortgage Securities Corp. 2.80%, 6/12/41	1,764,005	1,735,506
LB-UBS Commercial Mortgage Trust
Series: 2000-C5, Class A1, 6.41%, 11/15/19	705,067	705,675
Series: 2001-C7, Class A2, 5.53%, 12/15/25	1,107,187	1,108,435
Series 2002-C1, Class A2, 5.97%, 03/15/26	1,175,589	1,179,303
Series 2002-C2, Class A2, 4.90%, 06/15/26	1,247,595	1,244,485
Series 2002-C7, Class A2, 3.90%, 12/15/26	2,089,295	2,084,072
Series 2003-C1, Class A1, 2.72%, 03/15/27	1,383,001	1,372,183
Series 2003-C5, Class A2, 3.48%, 07/15/27	2,759,000	2,722,771
Morgan Stanley Dean Witter Capital I
Series 2001-TOP1, Class A3, 6.46%, 02/15/33	200,769	200,695
Series 2003-T11, Class A1, 3.26%, 06/13/41	365,475	361,807
Nomura Asset Securities Corp., 6.59%, 03/15/30	3,404,308	3,416,856
Wachovia Bank Commercial Mortgage Trust, 4.43%, 03/15/42	318,700	317,544
Total Commercial Mortgage Backed Securities (Cost $32,011,357)		32,068,327

U.S. Government Sponsored & Agency Obligations (10.4%)
Agency Wrapped, Series: T-50, Class A7, 5.05%, 10/27/31(c)	1,103,000	1,088,745
Federal Home Loan Bank Corp., 5.13%, 07/30/08	2,500,000	2,508,645
Federal Home Loan Mortgage Corp. 5.02%, 10/15/07(d)	3,310,001	3,304,169
Pool #E00678, 6.50%, 06/01/14	80,143	82,310
Pool #E00991, 6.00%, 07/01/16	102,061	103,599
Series 2611, Class KC, 3.50%, 01/15/17	632,917	616,909
Series 2664, Class GA, 4.50%, 01/15/18	682,524	674,094
Series 2613, Class PA, 3.25%, 05/15/18	716,608	678,245
Series 2630, Class JA, 3.00%, 06/15/18	650,799	630,635
Series 2928, Class NA, 5.00%, 11/15/19	1,183,794	1,183,140
Series 2682, Class XK, 3.00%, 01/15/21	449,739	448,292
Series 2726, Class AC, 3.75%, 09/15/22	189,502	189,111
Federal National Mortgage Association
6.50%, 02/01/09	23,982	24,101
5.50%, 04/01/09 – 02/01/17	438,708	439,566
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Enhanced Income

	Principal
	Amount	Value
U.S. Government Sponsored & Agency Obligations (continued)
Series 2004-34, Class PL, 3.50%, 05/25/14	$1,021,662	$1,010,757
Pool # 253845, 6.00%, 06/01/16	127,801	129,792
Pool #254089, 6.00%, 12/01/16	197,475	200,552
Pool #545415, 6.00%, 01/01/17	171,304	173,973
Pool #625178, 5.50%, 02/01/17	371,336	371,952
Series 2003-57, Class NB, 3.00%, 06/25/18	577,321	546,897
Series 2003-75, Class NB, 3.25%, 08/25/18	466,447	452,601
Series: 2003-14, Class AN, 3.50%, 03/25/33	413,839	389,425
Government National Mortgage Association
2.21%, 10/16/17	2,865,877	2,771,086
Series 2004-103, Class A, 3.88%, 12/16/19	2,665,076	2,621,471
Total U.S. Government Sponsored & Agency Obligations (Cost $20,601,563)		20,640,067

U.S. Treasury Notes (2.8%)
U.S. Treasury Notes
4.88%, 08/31/08	2,759,000	2,776,889
4.63%, 09/30/08	2,759,000	2,773,874
Total U.S. Treasury Notes (Cost $5,514,276)		5,550,763

Repurchase Agreements (5.0%)
Nomura Securities, 4.99% dated 09/28/07, due 10/01/07, repurchase price $9,885,737, collateralized by U.S. Government Agency Mortgages with a market value of $10,079,261	9,881,628	9,881,628

Total Investments (Cost $197,188,862) (e) — 99.5%		197,409,990
Other assets in excess of liabilities — 0.5%		942,393

NET ASSETS — 100.0%		$198,352,383

(a)	Illiquid security.

(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2007. The maturity date represents the actual maturity date.

(d)	The rate reflected in the Statement of Investments is the effective yield as of September 30, 2007.

(e)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (97.7%)
Australia (6.4%)
Airline— 0.1%(a)
Qantas Airways Ltd.	15,482	$76,470

Beverages— 0.1%(a)
Coca-Cola Amatil Ltd.	6,213	49,467
Foster’s Group Ltd.	26,754	154,632
Lion Nathan Ltd.	946	7,734

		211,833

Biotechnology— 0.1%(a)
CSL Ltd.	1,990	188,763

Capital Markets— 0.2%(a)
Macquarie Bank Ltd.	3,389	252,853
Perpetual Ltd.	122	7,889

		260,742

Chemicals— 0.1%(a)
Orica Ltd.	2,892	77,088

Commercial Banks— 1.5%(a)
Australia & New Zealand Banking Group Ltd.	22,594	593,658
Commonwealth Bank of Australia	14,914	743,464
National Australia Bank Ltd.	18,638	654,525
Westpac Banking Corp.	22,524	567,378

		2,559,025

Commercial Services & Supplies— 0.1%(a)
Brambles Ltd.	14,226	185,851
Downer EDI Ltd.	6,497	35,953

		221,804

Construction & Engineering— 0.0%(a)
Leighton Holdings Ltd.	1,324	60,185

Construction Materials— 0.1%(a)
Boral Ltd.	3,834	24,381
James Hardie Industries NV	8,598	54,187

		78,568

Containers & Packaging— 0.0%(a)
AmCor Ltd.	7,442	48,606

Distributor— 0.0%(a)
Pacific Brands Ltd.	5,780	15,834

Diversified Consumer Services— 0.0%(a)
ABC Learning Centres Ltd.	5,972	34,724

Diversified Financial Services— 0.2%(a)
Australian Stock Exchange Ltd.	2,457	116,750
Challenger Financial Services Group Ltd.	2,902	15,931
SunCorp-Metway Ltd.	10,504	188,552

		321,233

Diversified Telecommunication Services— 0.1%(a)
Telstra Corp. Ltd.	9,932	25,069
Telstra Corp. Ltd., Installment Receipts	37,993	146,458

		171,527

Energy Equipment & Services— 0.1%(a)
Babcock & Brown Ltd.	3,350	81,220
WorleyParsons Ltd.	1,305	48,800

		130,020

Food & Staples Retailing— 0.3%(a)
Coles Myer Ltd.	12,442	169,289
Woolworths Ltd.	13,445	353,551

		522,840

Food Products— 0.0%(a)
Goodman Fielder Ltd.	7,241	16,534
Health Care Equipment & Supplies— 0.0%(a)
Ansell Ltd.	5	55
Cochlear Ltd.	698	48,109

		48,164

Health Care Providers & Services— 0.1%(a)
Sonic Health Care Products & Services Ltd.	5,131	70,815
Symbion Health Ltd.	10,401	38,358

		109,173

Hotels, Restaurants & Leisure— 0.1%(a)
Aristocrat Leisure Ltd.	3,042	37,420
Tabcorp Holdings Ltd.	6,388	85,696
Tattersall’s Ltd.	15,725	55,160

		178,276

Industrial Conglomerates— 0.1%(a)
CSR Ltd.	18,179	49,941
Wesfarmers Ltd.	4,017	149,083

		199,024

Insurance— 0.4%(a)
AMP Ltd.	20,626	192,414
AXA Asia Pacific Holdings Ltd.	7,170	49,348
Insurance Australia Group Ltd.	25,715	119,385
QBE Insurance Group Ltd.	10,841	323,871

		685,018

IT Services— 0.0%(a)
Computershare Ltd.	4,148	34,131

Media— 0.1%(a)
John Fairfax Holdings Ltd.	16,520	69,006
Macquarie Communications Infrastructure Group	1,976	10,667
Publishing & Broadcasting Ltd.	6,480	113,021

		192,694

Metals & Mining— 1.4%(a)
Alumina Ltd.	16,454	104,057
BHP Billiton Ltd.	39,006	1,522,682
BlueScope Steel Ltd.	6,793	64,723
Fortescue Metals Group Ltd.*	1,800	75,604
Iluka Resources Ltd.	790	3,861
Newcrest Metals & Mining Ltd.	5,875	146,071
OneSteel Ltd.	11,712	71,477
Rio Tinto Ltd.	3,585	342,502
Zinifex Ltd.	6,606	103,601

		2,434,578

Multi-Utility— 0.0%(a)
AGL Energy Ltd.	3,990	56,052

Multiline Retail— 0.0%(a)
Harvey Norman Holdings Ltd.	10,120	53,261

Oil, Gas & Consumable Fuels— 0.3%(a)
Caltex Australia Ltd.	856	17,845
Origin Energy Ltd.	8,347	75,956
Paladin Resources Ltd.*	8,161	55,605
Santos Ltd.	8,655	115,122
Woodside Petroleum Ltd.	6,095	270,181

		534,709

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Australia (continued)
Paper & Forest Products— 0.0%(a)
PaperlinX Ltd.	342	$918

Real Estate Investment Trusts (REITs)— 0.7%(a)
Centro Properties Group	13,038	85,025
CFS Retail Property Trust	18,524	39,117
Commonwealth Property Office Fund	3,457	5,086
DB RREEF Trust	22,843	40,649
GPT Group	28,839	129,823
ING Industrial Fund	19,981	50,001
Macquarie Goodman Group	20,206	123,179
Macquarie Office Trust	9,225	12,769
Mirvac Group	7,756	37,364
Multiplex Group	10,473	46,435
Stockland	18,904	150,435
Westfield Group	19,533	375,005

		1,094,888

Real Estate Management & Development— 0.0%(a)
Lend Lease Corp. Ltd.	3,002	50,172

Road & Rail— 0.1%
Asciano Group*	8,811	70,111
Toll Holdings Ltd.(a)	6,612	76,691

		146,802

Textiles, Apparel & Luxury Goods— 0.0%(a)
Billabong International Ltd.	2,865	38,012

Transportation Infrastructure— 0.1%(a)
Macquarie Airports	3,603	13,861
Macquarie Infrastructure Group	30,516	84,191
Transurban Group	9,360	60,449

		158,501

		11,010,169

Austria (0.6%)(a)
Building Products— 0.0%
Wienerberger AG	886	55,279

Commercial Banks— 0.2%
Erste Bank der Oesterreichischen Sparkassen AG	2,518	191,904
Raiffeisen International Bank Holding AG	306	44,750

		236,654

Construction Materials— 0.0%
RHI AG*	247	11,373

Diversified Telecommunication Services— 0.1%
Telekom Austria AG	4,757	124,585

Electric Utility— 0.0%
Verbund-Oesterreichische Elektrizitaetswirtschafts AG	558	32,195

Hotels, Restaurants & Leisure— 0.0%
BetandWin.com Interactive Entertainment AG*	174	4,134

Insurance— 0.0%
Wiener Staedtische Versicherung AG	84	5,869

Machinery— 0.0%
Andritz AG	694	47,961

Metals & Mining— 0.1%
Voestalpine AG	1,085	93,800

Oil, Gas & Consumable Fuels— 0.1%
OMV AG	2,113	141,283

Real Estate Management & Development— 0.1%
Immoeast Immobilien Anlagen*	3,178	34,664
IMMOFINANZ Immobilien Anlagen AG*	5,537	69,114
Meinl European Land Ltd.*	4,964	70,938

		174,716

		927,849

Belgium (1.1%)(a)
Beverages— 0.1%
InBev NV	2,167	196,212

Chemicals— 0.1%
Solvay SA	612	88,749
Umicore	380	90,652

		179,401

Commercial Banks— 0.3%
Dexia	6,909	209,161
KBC Groep NV	2,312	317,645

		526,806

Diversified Financial Services— 0.4%
Fortis	17,431	513,885
Groupe Bruxelles Lambert SA	857	103,851

		617,736

Diversified Telecommunication Services— 0.1%
Belgacom SA	2,458	113,893

Electrical Equipment— 0.0%
Bekaert SA	6	805

Electronic Equipment & Instruments— 0.0%
BarCo NV	28	2,414

Food & Staples Retailing— 0.1%
Colruyt SA	100	21,067
Delhaize Group	1,076	103,275

		124,342

Health Care Equipment & Supplies— 0.0%
Omega Pharma SA	63	5,520

Leisure Equipment & Products— 0.0%
AGFA-Gevaert NV	1,936	37,216

Pharmaceutical— 0.0%
UCB SA	1,413	83,212

Transportation— 0.0%
Compagnie Maritime Belge SA	62	4,590

Wireless Telecommunication Services— 0.0%
Mobistar SA	145	12,672

		1,904,819

Bermuda (0.0%)(a)
Oil, Gas & Consumable Fuels— 0.0%
Frontline Ltd.	900	44,054

Cayman Islands (0.0%)(a)
Communications Equipment— 0.0%
FoxConn International Holdings Ltd.*	19,730	53,921

Wireless Telecommunication Services— 0.0%
Hutchison Telecommunications International Ltd.	6,000	8,313

		62,234

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Denmark (0.9%)(a)
Beverages— 0.0%
Carlsberg	325	$44,370

Chemicals— 0.0%
Novozymes	450	56,633

Commercial Banks— 0.2%
Danske Bank	5,900	239,960
Jyske Bank*	400	31,168
Sydbank	749	32,653

		303,781

Construction & Engineering— 0.1%
FLSmidth & Co.	750	79,760

Food Products— 0.1%
Danisco AS	850	66,138
East Asiatic Co. Ltd.	450	33,687

		99,825

Health Care Equipment & Supplies— 0.1%
Coloplast	300	28,534
GN Store Nord*	3,800	38,550
William Demant Holding*	100	8,858

		75,942

Household Durables— 0.0%
Bang & Olufsen	60	6,784

Insurance— 0.0%
Topdanmark*	325	53,574
TrygVesta AS	153	12,306

		65,880

Machinery— 0.0%
NKT Holding AS	275	30,873

Marine— 0.1%
AP Moller — Maersk AS	12	164,783

Oil, Gas & Consumable Fuels— 0.1%
Vestas Wind Systems*	2,400	189,753

Pharmaceuticals— 0.2%
H. Lunbeck AS	400	10,878
Novo-Nordisk	2,700	326,576

		337,454

Road & Rail— 0.0%
DSV A/S	2,564	60,569

Transportation— 0.0%
Dampskibsselskabet Torm AS	16	656

		1,517,063

Finland (1.9%)(a)
Auto Components— 0.0%
Nokian Renkaat OYJ	1,200	47,067

Building Products— 0.0%
Uponor OYJ	100	3,101

Communications Equipment— 1.1%
Nokia OYJ	47,550	1,804,029

Construction & Engineering— 0.0%
YIT OYJ	1,510	44,802

Diversified Financial Services— 0.0%
OKO Bank PLC	148	3,069

Diversified Telecommunication Services— 0.1%
Elisa OYJ, Class A	2,400	74,613

Electric Utility— 0.1%
Fortum OYJ	4,800	176,081

Food & Staples Retailing— 0.0%
Kesko OYJ	900	59,742

Insurance— 0.1%
Sampo OYJ	5,200	158,403

IT Services— 0.0%
Tietoenator OYJ	1,480	33,194

Leisure Equipment & Products— 0.0%
Amer Sports OYJ	1,700	39,321

Machinery— 0.2%
Cargotec Corp.	380	18,650
KCI Konecranes OYJ	1,158	46,641
Kone OYJ	620	45,144
Metso OYJ	1,800	123,749
Wartsila OYJ	600	41,071

		275,255

Media— 0.0%
Sanoma-WSOY OYJ	310	9,629

Metals & Mining— 0.1%
Outokumpu OYJ	1,800	64,725
Rautaruukki OYJ	1,250	75,620

		140,345

Oil, Gas & Consumable Fuels— 0.0%
Neste Oil OYJ	2,000	72,855

Paper & Forest Products— 0.2%
Stora Enso OYJ	8,000	155,326
UPM-Kymmene OYJ	7,200	173,760

		329,086

Pharmaceutical— 0.0%
Orion OYJ	414	10,521

		3,281,113

France (9.4%)
Aerospace & Defense— 0.1%(a)
Safran SA	1,138	27,445
Thales SA	703	41,188
Zodiac SA	196	14,079

		82,712

Airline— 0.0%(a)
Air France-KLM	2,068	75,961

Auto Components— 0.2%(a)
Compagnie Generale des Etablissements Michelin	1,862	251,045
Valeo SA	1,192	66,421

		317,466

Automobiles— 0.3%(a)
Peugeot SA	2,067	170,889
Renault SA	2,315	335,876

		506,765

Beverages— 0.2%(a)
Pernod-Ricard SA	1,171	254,691

Building Products— 0.3%(a)
Compagnie de Saint-Gobain	4,108	428,908

Chemicals— 0.2%(a)
AIir Liquide SA	2,836	379,195

Commercial Banks— 1.2%(a)
BNP Paribas	9,658	1,056,821
Credit Agricole SA	7,721	295,486
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
France (continued)
Societe Generale	4,439	$746,829

		2,099,136

Commercial Services & Supplies— 0.0%(a)
Societe BIC SA	84	7,176

Communications Equipment— 0.2%(a)
Alcatel-Lucent	26,408	269,407

Construction & Engineering— 0.2%(a)
Vinci SA	4,946	387,421

Construction Materials— 0.2%(a)
Imerys SA	145	13,211
Lafarge SA	1,918	297,228

		310,439

Diversified Telecommunication Services— 0.4%(a)
France Telecom SA	21,000	700,898

Electrical Equipment— 0.3%(a)
Alstom RGPT	1,173	238,116
Schneider Electric SA	2,704	341,394

		579,510

Energy Equipment & Services— 0.1%(a)
Technip SA	1,430	127,638

Food & Staples Retailing— 0.3%(a)
Carrefour SA	7,194	503,539
Casino Guichard Perrachon SA	324	33,972

		537,511

Food Products— 0.3%(a)
Groupe Danone	5,453	429,226

Gas Utility— 0.1%(a)
Gaz de France	1,946	101,027

Health Care Equipment & Supplies— 0.1%(a)
Cie Generale d’Optique Essilor Int’l SA	2,673	167,571

Hotels, Restaurants & Leisure— 0.2%(a)
Accor SA	2,513	222,931
Sodexho Alliance SA	842	58,205

		281,136

Household Durables— 0.0%(a)
Thomson	3,357	51,196
Insurance— 0.5%(a)
AXA	17,956	804,065
CNP Assurances	368	46,977
Scor SA	1,584	42,403

		893,445

IT Services— 0.1%(a)
Atos Origin SA*	1,059	61,555
Capgemini SA	1,857	114,225

		175,780

Machinery— 0.1%(a)
Vallourec SA	624	179,583

Media— 0.5%(a)
Lagardere SA	1,762	150,066
M6-Metropole Television	120	3,475
PagesJaunes Groupe SA	510	10,477
Publicis Groupe	2,183	89,826
Societe Television Francaise 1	2,164	58,191
Vivendi Universal SA	14,047	593,510

		905,545

Multi-Utilities— 0.6%(a)
Suez SA	11,661	685,202
Veolia Environnement	4,366	375,362

		1,060,564

Multiline Retail— 0.1%(a)
PPR SA	1,027	193,163

Office Electronics— 0.0%(a)
Neopost SA	259	36,475

Oil, Gas & Consumable Fuels— 1.2%(a)
Total SA	25,017	2,026,999

Personal Products— 0.2%(a)
L’Oreal SA	2,784	364,469

Pharmaceutical— 0.6%(a)
Sanofi-Aventis	11,731	994,077

Real Estate Investment Trusts (REITs)— 0.2%
Gecina SA(a)	28	4,746
Klepierre(a)	920	52,646
Unibail(a)	814	209,213
Unibail-Rodamco	151	38,887

		305,492

Real Estate Management & Development— 0.0%(a)
Icade	138	10,024

Software— 0.1%(a)
Business Objects SA*	1,460	65,394
Dassault Systemes SA	425	27,771

		93,165

Textiles, Apparel & Luxury Goods— 0.2%(a)
Hermes International	761	85,295
LVMH Moet Hennessy Louis Vuitton SA	2,702	323,416

		408,711

Transportation Infrastructure— 0.0%(a)
Aeroports De Paris	284	32,725
Societe Des Autoroutes Paris-Rhin-Rhone	133	13,956

		46,681

Wireless Telecommunication Services— 0.1%(a)
Bouygues SA	2,883	248,743

		16,037,906

Germany (8.3%)(a)
Air Freight & Logistics— 0.2%
Deutsche Post AG	10,031	290,957

Airline— 0.1%
Deutsche Lufthansa AG	3,450	99,356

Auto Components— 0.1%
Continental AG	1,718	238,191

Automobiles— 1.1%
Daimler Chrysler AG	10,660	1,068,967
Porsche AG	114	243,135
Volkswagen AG	1,806	407,903
Volkswagen AG, Preferred Shares	1,125	154,198

		1,874,203

Capital Markets— 0.4%
Deutsche Bank AG	5,855	751,909
MLP AG	88	1,186

		753,095

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Germany(a) (continued)
Chemicals— 1.0%
BASF AG	5,720	$793,449
Bayer AG	8,265	655,686
Linde AG	1,603	200,027

		1,649,162

Commercial Banks— 0.2%
Commerzbank AG	7,944	321,909
Deutsche Postbank AG	1,261	92,457

		414,366

Construction & Engineering— 0.1%
Bilfinger Berger AG	529	41,712
Hochtief AG	444	53,856

		95,568

Diversified Financial Services— 0.2%
Deutsche Boerse AG	2,530	343,205

Diversified Telecommunication Services— 0.4%
Deutsche Telekom AG	32,221	632,610

Electric Utility— 0.8%
E. On AG	7,284	1,342,254

Electronic Equipment & Instruments— 0.0%
Wincor Nixdorf AG	341	28,317

Food & Staples Retailing— 0.1%
Metro AG	2,157	194,360

Food Products— 0.0%
Suedzucker AG	51	1,027

Health Care Providers & Services— 0.1%
Celesio AG	715	45,382
Fresenius Medical Care AG & Co.	2,571	136,568

		181,950

Hotels, Restaurants & Leisure— 0.1%
TUI AG*	3,240	87,734

Household Products— 0.1%
Henkel KGaA	2,521	129,353
Henkel KGaA— PFD	799	37,703

		167,056

Industrial Conglomerates— 0.8%
Rheinmetall AG	652	51,896
Siemens AG	9,842	1,347,355

		1,399,251

Insurance— 1.0%
Allianz AG	5,184	1,207,394
Muenchener Rueckversicherungs AG	2,566	491,168

		1,698,562

Machinery— 0.1%
Heidelberger Druckmaschinen	449	19,659
MAN AG	1,407	204,958

		224,617

Media— 0.0%
Premiere AG*	1,788	38,503
ProsiebenSAT.1 Media AG	532	16,727

		55,230

Metals & Mining— 0.2%
Salzgitter AG	540	106,517
Thyssenkrupp AG	4,128	261,981

		368,498

Multi-Utilities— 0.4%
RWE AG	5,382	674,916
RWE AG, Non-Voting Preferred Shares	282	31,575

		706,491

Multiline Retail— 0.0%
KarstadtQuelle AG*	335	11,126

Oil, Gas & Consumable Fuels— 0.0%
Solarworld AG	1,136	65,701

Personal Products— 0.0%
Beiersdorf AG	993	74,070

Pharmaceuticals— 0.1%
Altana AG	1,188	28,587
Merck KGAA	897	109,335

		137,922

Real Estate Management & Development— 0.0%
IVG Immobilien AG	594	22,206

Semiconductors & Semiconductor Equipment— 0.1%
Infineon Technologies AG*	9,738	167,429

Software— 0.4%
SAP AG	10,109	591,816

Specialty Retail— 0.0%
Douglas Holding AG	43	2,699

Textiles, Apparel & Luxury Goods— 0.1%
Adidas AG	2,742	179,746
Puma AG Rudolf Dassler Sport	63	26,946

		206,692

Thrifts & Mortgage Finance— 0.1%
Hypo Real Estate Holding AG	1,964	111,903

		14,237,624

Greece (0.7%)(a)
Beverages— 0.0%
Coca Cola Hellenic Bottling Co. SA	933	53,969

Commercial Banks— 0.5%
Alpha Bank AE	5,195	180,503
EFG Eurobank Ergasias SA	3,152	110,541
National Bank of Greece SA	5,131	327,283
Piraeus Bank SA	4,393	156,642

		774,969

Construction & Engineering— 0.0%
Hellenic Technodomiki Tev SA	560	7,486

Construction Materials— 0.0%
Titan Cement Co.	338	17,453

Diversified Financial Services— 0.0%
Hellenic Exchanges Holding SA	961	30,756

Diversified Telecommunication Services— 0.1%
Hellenic Telecommunications Organization SA	4,930	183,139

Electric Utility— 0.0%
Public Power Corp.	1,783	70,590

Hotels, Restaurants & Leisure— 0.1%
OPAP SA	2,376	91,848

Metals & Mining— 0.0%
Viohal Co.	118	1,941

Oil, Gas & Consumable Fuels— 0.0%
Hellenic Petroleum SA	122	1,949
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Greece(a) (continued)
Motor Oil Hellas Corinth Refineries SA	187	$4,945

		6,894

Textiles, Apparel & Luxury Goods— 0.0%
Folli-Follie SA	58	2,358

Wireless Telecommunication Services— 0.0%
Cosmote Mobile Telecommunications SA	812	27,859

		1,269,262

Hong Kong (2.0%)
Airline— 0.0%(a)
Cathay Pacific Airways Ltd.	16,000	43,754

Commercial Banks— 0.2%(a)
Bank of East Asia Ltd.	20,200	113,207
BOC Hong Kong Holdings Ltd.	52,000	131,494
Hang Seng Bank Ltd.	8,300	147,267
Wing Hang Bank Ltd.	500	5,754

		397,722

Communications Equipment— 0.0%(a)
Tencent Holdings Ltd.	7,725	49,705

Distributor— 0.1%(a)
Li & Fung Ltd.	26,800	113,314

Diversified Financial Services— 0.3%(a)
Hong Kong Exchanges & Clearing Ltd.	13,500	411,723

Diversified Telecommunication Services— 0.0%(a)
PCCW Ltd.	74,000	48,892

Electric Utilities— 0.1%(a)
Cheung Kong Infrastructure Holdings Ltd.	1,000	3,750
CLP Holdings Ltd.	13,000	89,911
Hong Kong Electric Holdings	12,000	62,300

		155,961

Electrical Equipment— 0.0%(a)
Johnson Electric Holdings Ltd.	8,000	4,170

Electronic Equipment & Instruments— 0.0%(a)
Kingboard Chemical Holdings Ltd.	5,000	31,816

Food Products— 0.0%(a)
Tingyi (Cayman Islands) Holdings Co.	10,000	15,576

Gas Utility— 0.1%(a)
Hong Kong & China Gas	41,800	97,263

Hotels, Restaurants & Leisure— 0.0%(a)
ShanGri-La Asia Ltd.	14,000	47,076

Household Durables— 0.0%(a)
Techtronic Industries Co.	13,500	15,358

Industrial Conglomerates— 0.2%(a)
Hutchison Whampoa Ltd.	24,000	256,343
MelCo International Development	16,000	29,840

		286,183

Marine— 0.0%(a)
Orient Overseas International Ltd.	1,000	9,480

Real Estate Investment Trust (REIT)— 0.1%(a)
Link REIT (The)	33,000	72,548

Real Estate Management & Development— 0.8%(a)
Cheung Kong Holdings Ltd.	19,000	312,837
Hang Lung Properties Ltd.	29,000	129,489
Henderson Land Development Co.	13,000	102,717
Hopewell Holdings Ltd.	9,000	42,867
Hysan Development Co. Ltd.	1,000	2,768
Kerry Properties Ltd.	9,000	69,089
New World Development Co. Ltd.	35,000	96,395
Shui on Land Ltd.	34,000	41,259
Shun Tak Holdings Ltd.	2,000	3,211
Sino Land Co.	8,000	19,844
Sun Hung Kai Properties Ltd.	18,000	302,838
Swire Pacific Ltd.	11,500	139,102
Wharf Holdings Ltd.	10,000	48,985

		1,311,401

Road & Rail— 0.0%(a)
MTR Corp.	23,000	68,373

Specialty Retail— 0.1%
Belle International Holdings Ltd.	17,000	22,351
Esprit Holdings Ltd.(a)	12,700	201,253
Giordano International Ltd.(a)	26,000	12,740

		236,344

Textiles, Apparel & Luxury Goods— 0.0%(a)
Yue Yuen Industrial Holdings	1,500	4,486

Trading Companies & Distributors— 0.0%(a)
Noble Group Ltd.	22,000	32,077

		3,453,222

Ireland (0.7%)
Airline— 0.0%(a)
Ryanair Holdings PLC*	2,551	18,419

Beverages— 0.0%(a)
C&C Group PLC	5,544	45,871

Building Products— 0.0%(a)
Kingspan Group PLC	1,845	40,563

Commercial Banks— 0.3%
Allied Irish Banking PLC(a)	11,350	274,846
Bank of Ireland	10,902	203,193
Depfa Bank PLC(a)	4,721	96,495

		574,534

Construction Materials— 0.1%(a)
CRH PLC	6,313	249,777

Food Products— 0.1%(a)
GreenCore Group PLC	1,424	9,252
Iaws Group PLC	555	12,335
Kerry Group PLC	2,333	69,090

		90,677

Gaming— 0.0%(a)
Paddy Power PLC	93	3,267

Industrial Conglomerate— 0.0%(a)
DCC PLC	248	7,315

Insurance— 0.1%(a)
Irish Life & Permanent PLC	4,176	92,669

Media— 0.0%(a)
Independent News & Media PLC	3,172	11,820

Pharmaceutical— 0.1%(a)
Elan Corp. PLC*	4,927	103,886

Trading Companies & Distributors— 0.0%(a)
Grafton Group PLC*	2,707	30,366

		1,269,164

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Italy (3.7%)
Aerospace & Defense— 0.1%(a)
Finmeccanica SpA	4,254	$123,555

Automobiles— 0.2%(a)
Fiat SpA	9,009	272,114

Capital Markets— 0.1%(a)
Mediobanca SpA	6,765	147,918

Commercial Banks— 1.3%
Banca Monte dei Paschi di Siena SpA(a)	11,561	70,988
Banca Popolare di Milano Scarl(a)	6,321	93,414
Banche Popolari Unite Scpa(a)	7,988	214,711
Banco Popolare Scarl*	8,836	197,920
Capitalia SpA(a)	18,365	175,879
Intesa Sanpaolo SpA(a)	87,563	675,008
Intesa Sanpaolo SpA RNC(a)	8,275	60,477
UniCredito Italiano SpA(a)	89,045	762,218

		2,250,615

Construction Materials— 0.0%(a)
Italcementi SpA	844	18,684

Diversified Telecommunication Services— 0.3%(a)
Telecom Italia SpA	132,228	400,220
Telecom Italia SpA RNC	63,414	152,871

		553,091

Electric Utilities— 0.4%(a)
Enel SpA	52,613	593,650
Terna SpA	19,782	72,988

		666,638

Food Products— 0.0%
Parmalat SpA	18,659	66,121

Gas Utility— 0.0%(a)
Snam Rete Gas SpA	12,046	74,813

Hotels, Restaurants & Leisure— 0.0%(a)
Autogrill SpA	224	4,307
Lottomatica SpA	1,385	49,925

		54,232

Industrial Conglomerate— 0.0%(a)
Pirelli & C SpA*	50,883	61,275

Insurance— 0.4%(a)
Alleanza Assicurazioni SpA	6,501	86,443
Assicurazioni Generali SpA	12,819	563,382
Fondiaria-Sai SpA	477	22,407
Mediolanum SpA	2,392	16,928
Unipol SpA	4,225	13,218

		702,378

Media— 0.1%(a)
Mediaset SpA	11,102	114,531
Seat Pagine Gialle SpA	36,088	20,104

		134,635

Oil, Gas & Consumable Fuels— 0.7%(a)
Eni SpA	30,046	1,109,416

Textiles, Apparel & Luxury Goods— 0.0%(a)
Bulgari SpA	1,784	28,031
Luxottica Group SpA	1,053	35,733

		63,764

Transportation Infrastructure— 0.1%(a)
Autostrade SpA	2,455	82,904

		6,382,153

Japan (20.0%)
Air Freight & Logistics— 0.1%(a)
Yamato Holdings Co. Ltd.	6,000	89,722

Airlines— 0.0%(a)
All Nippon Airways Co. Ltd.	3,000	11,682
Japan Airlines Corp.*	8,000	17,312

		28,994

Auto Components— 0.4%(a)
Aisin Seiki Co. Ltd.	2,300	91,469
Bridgestone Corp.	8,100	178,333
Denso Corp.	5,200	195,065
NGK Spark Plug Co. Ltd.	3,000	46,384
NHK Spring Co. Ltd.	4,000	30,387
NOK Corp.	700	14,942
Stanley Electric Co. Ltd.	900	21,605
Sumitomo Rubber Industries, Inc.	3,300	41,377
Toyoda Gosei Co. Ltd.	1,200	43,203
Toyota Boshoku Corp.	300	10,085
Toyota Industries Corp.	1,600	68,611

		741,461

Automobiles— 1.6%(a)
Honda Motor Co. Ltd.	18,900	629,473
Nissan Motor Co. Ltd.	24,600	245,471
Toyota Motor Corp.	31,700	1,854,767
Yamaha Motor Co. Ltd.	2,700	68,583

		2,798,294

Beverages— 0.2%(a)
Asahi Breweries Ltd.	6,100	92,847
Ito En Ltd.	300	7,294
Kirin Brewery Co. Ltd.	11,000	145,016
Takara Shuzo Co. Ltd.	2,000	11,721

		256,878

Building Products— 0.3%(a)
Asahi Glass Co. Ltd.	10,000	134,015
Central Glass Co. Ltd.	1,000	5,033
Daikin Industries Ltd.	3,500	167,866
JS Group Corp.	1,900	33,002
Nippon Sheet Glass Co. Ltd.	10,000	60,780
Sanwa Shutter Corp.	1,000	5,589
TOTO Ltd.	6,000	43,425

		449,710

Capital Markets— 0.4%(a)
Daiwa Securities Group, Inc.	18,000	170,349
Jafco Co. Ltd.	100	3,687
Matsui Securities Co. Ltd.	500	3,808
Mitsubishi UFJ Securities Co.	1,000	8,842
Nikko Cordial Corp.	3,500	43,900
Nomura Holdings, Inc.	20,700	344,412
SBI E*trade Securities Co. Ltd.	10	9,445
SBI Holdings, Inc.	163	42,578
Shinko Securities Co. Ltd.	2,000	9,210

		636,231

Chemicals— 1.0%(a)
Asahi Kasei Corp.	12,000	96,576
Daicel Chemical Industries Ltd.	1,000	7,890
Dainippon Ink & Chemical, Inc.	3,000	13,220
Denki Kagaku Kogyo KK	2,000	11,193
Hitachi Chemical Co. Ltd.	200	4,124
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Japan (continued)
JSR Corp.	2,300	$56,168
Kaneka Corp.	1,000	8,377
Kuraray Co. Ltd.	6,000	75,794
Mitsubishi Chemical Holdings Corp.	11,500	99,882
Mitsubishi Gas Chemical Co., Inc.	3,000	27,701
Mitsubishi Rayon Co. Ltd.	9,000	63,471
Mitsui Chemicals, Inc.	9,000	88,847
Nippon Kayaku Co. Ltd.	1,000	8,297
Nippon Shokubai Co. Ltd.	1,000	9,712
Nissan Chemical Industries Ltd.	3,000	36,971
Nitto Denko Corp.	2,400	111,160
Shin-Etsu Chemical Co. Ltd.	5,000	344,042
Showa Denko KK	15,000	56,553
Sumitomo Bakelite Co. Ltd.	6,000	34,425
Sumitomo Chemical Co. Ltd.	21,000	179,338
Taiyo Nippon Sanso Corp.	1,000	8,978
Teijin Ltd.	15,000	73,033
Tokuyama Corp.	2,000	30,180
Toray Industries, Inc.	18,000	142,397
Tosoh Corp.	9,000	58,111
UBE Industries Ltd.	16,000	56,454
Zeon Corp.	1,000	9,814

		1,712,708

Commercial Banks — 1.6%(a)
77 Bank Ltd. (The)	1,000	6,711
Bank of Kyoto Ltd.	5,000	60,236
Bank of Yokohama Ltd.(The)	17,000	116,758
Chiba Bank Ltd.(The)	7,000	53,837
Fukuoka Financial Group, Inc.	12,000	69,964
Gunma Bank Ltd.(The)	1,000	6,639
Hachijuni Bank Ltd.(The)	2,000	14,332
Hiroshima Bank Ltd.	2,000	10,873
Hokuhoku Financial Group, Inc.	9,000	25,343
Joyo Bank Ltd.(The)	4,000	22,182
Mitsubishi UFJ Financial Group, Inc.	75	665,794
Mitsui Trust Holdings, Inc.	7,000	54,319
Mizuho Financial Group, Inc.	114	643,959
Nishi-Nippon City Bank Ltd.(The)	3,000	8,387
Resona Holdings, Inc.	57	97,287
Sapporo Hokuyo Holdings, Inc.	1	9,903
Shinsei Bank Ltd.	24,000	75,276
Shizuoka Bank Ltd.(The)	5,000	48,404
Sumitomo Mitsui Financial Group, Inc.	76	589,701
Sumitomo Trust & Banking Co. Ltd. (The)	18,000	135,542
Suruga Bank Ltd.	1,000	12,153

		2,727,600

Commercial Services & Supplies — 0.2%(a)
Dai Nippon Printing Co. Ltd.	6,000	85,571
Goodwill Group, Inc.(The)	19	3,545
Meitec Corp.	300	8,789
Park24 Co. Ltd.*	600	5,380
Secom Co. Ltd.	2,900	139,086
Toppan Printing Co. Ltd.	9,000	92,429

		334,800

Computers & Peripherals — 0.4%(a)
Fujitsu Ltd.	24,000	168,884
Mitsumi Electric Co. Ltd.	1,400	56,867
NEC Corp.	20,000	96,684
Toshiba Corp.	34,000	315,985

		638,420

Construction & Engineering — 0.2%(a)
Chiyoda Corp.	2,000	35,852
COMSYS Holdings Corp.	3,000	32,818
JGC Corp.	2,000	38,381
Kajima Corp.	16,000	54,787
Nishimatsu Construction Co. Ltd.	2,000	6,031
Obayashi Corp.	4,000	18,463
Okumura Corp.	4,000	20,347
Shimizu Corp.	4,000	21,694
Taisei Corp.	18,000	52,019

		280,392

Construction Materials — 0.0%(a)
Sumitomo Osaka Cement Co. Ltd.	4,000	9,828
Taiheiyo Cement Corp.	8,000	30,309

		40,137

Consumer Finance — 0.3%(a)
Acom Co. Ltd.	220	4,895
Aeon Credit Service Co. Ltd.	500	5,359
Aiful Corp.	1,850	28,927
Credit Saison Co. Ltd.	2,800	71,932
ORIX Corp.	1,180	267,456
Promise Co. Ltd.	300	7,291
Takefuji Corp.	2,140	42,394

		428,254

Containers & Packaging — 0.0%(a)
Toyo Seikan Kaisha Ltd.	900	16,922

Diversified Consumer Services — 0.0%(a)
Benesse Corp.	400	15,285

Diversified Financial Services — 0.0%(a)
Mitsubishi UFJ Lease & Finance Co. Ltd.	100	3,305

Diversified Telecommunication Services — 0.2%(a)
Nippon TeleGraph & Telephone Corp.	57	264,873

Electric Utilities — 0.6%(a)
Chubu Electric Power Co., Inc.	8,700	224,963
Hokkaido Electric Power Co., Inc.	1,200	25,920
Kansai Electric Power Co., Inc.	9,400	214,447
Kyushu Electric Power Co., Inc.	3,700	97,753
Tohoku Electric Power Co., Inc.	4,100	87,503
Tokyo Electric Power Co., Inc.	15,200	383,016

		1,033,602

Electrical Equipment — 0.3%(a)
Fuji Electric Holdings Co. Ltd.	11,000	48,846
Fujikura Ltd.	5,000	31,536
Furukawa Electric Co. Ltd.	5,000	24,355
Matsushita Electric Works Ltd.	3,000	36,034
Mitsubishi Electric Corp.	24,000	299,446
Sumitomo Electric Industries Ltd.	7,500	118,945
Ushio, Inc.	200	3,627

		562,789

Electronic Equipment & Instruments — 1.0%(a)
Alps Electric Co. Ltd.	3,300	39,548
Citizen Watch Co. Ltd.	6,000	60,228
Dainippon Screen Manufacturing Co. Ltd.	1,000	6,002
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
 September 30, 2007 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Japan (continued)
Hirose Electric Co. Ltd.	200	$24,243
Hitachi Ltd.	37,000	244,933
Hoya Corp.	5,500	186,925
Ibiden Co. Ltd.	1,300	108,878
Keyence Corp.	400	88,536
Kyocera Corp.	2,100	195,843
Mabuchi Motor Co. Ltd.	600	39,011
Murata Manufacturing Co. Ltd.	2,200	157,752
Nidec Corp.	1,600	111,558
Nippon Electric Glass Co. Ltd.	5,500	88,046
Oki Electric Industry Co. Ltd.	5,000	8,591
Omron Corp.	1,700	44,793
Taiyo Yuden Co. Ltd.	2,000	39,415
TDK Corp.	1,700	149,063
Yaskawa Electric Corp.	2,000	24,791
Yokogawa Electric Corp.	2,000	24,242

		1,642,398

Food & Staples Retailing — 0.2%(a)
AEON Mall Co. Ltd.	8,900	125,305
FamilyMart Co. Ltd.	300	7,806
Lawson, Inc.	300	9,467
Seven & I Holdings Co. Ltd.	8,900	228,094
UNY Co. Ltd.	2,000	17,399

		388,071

Food Products — 0.2%(a)
Ajinomoto Co., Inc.	10,000	124,925
Kikkoman Corp.	3,000	45,197
Meiji Dairies Corp.	7,000	39,498
Meiji Seika Kaisha Ltd.	1,000	5,026
Nichirei Corp.	2,000	9,163
Nippon Meat Packers, Inc.	4,000	44,392
Nisshin Seifun Group, Inc.	1,000	9,399
Nissin Food Products Co. Ltd.	1,200	42,741
Toyo Suisan Kaisha Ltd.	2,000	37,591
Yakult Honsha Co. Ltd.	500	11,348

		369,280

Gas Utilities — 0.1%(a)
Osaka Gas Co. Ltd.	18,000	63,044
Tokyo Gas Co. Ltd.	31,000	143,906

		206,950

Health Care Equipment & Supplies — 0.1%(a)
Olympus Corp.	3,000	122,783
Terumo Corp.	2,400	120,820

		243,603

Health Care Providers & Services — 0.0%(a)
Alfresa Holdings Corp.	100	6,367
Mediceo Paltac Holdings Co. Ltd.	600	9,152
Suzuken Co. Ltd.	200	6,728

		22,247

Hotels, Restaurants & Leisure — 0.0%(a)
Oriental Land Co. Ltd.	200	11,583
Round One Corp.	6	13,229

		24,812

Household Durables — 1.0%(a)
Casio Computer Co. Ltd.	4,000	57,098
Daito Trust Construction Co. Ltd.	600	28,878
Daiwa House Industry Co. Ltd.	7,000	91,021
Haseko Corp.*	9,000	21,442
Makita Corp.	1,800	78,409
Matsushita Electric Industrial Co. Ltd.	22,000	408,746
Pioneer Corp.	3,400	41,566
Sanyo Electric Co. Ltd.*	10,000	16,410
Sekisui Chemical Co. Ltd.	3,000	21,936
Sekisui House Ltd.	8,000	100,518
Sharp Corp.	13,000	234,986
Sony Corp.	11,600	557,691

		1,658,701

Household Products — 0.1%(a)
Kao Corp.	7,000	208,679
Uni-Charm Corp.	700	42,862

		251,541

Independent Power Producers & Energy Traders — 0.0%(a)
Electric Power Development Co.	2,100	81,387

Industrial Conglomerate — 0.0%(a)
Hankyu Hanshin Holdings, Inc.	10,000	50,975

Insurance — 0.5%(a)
Millea Holdings, Inc.	8,200	328,502
Mitsui Sumitomo Insurance Co. Ltd.	13,000	152,078
Sompo Japan Insurance, Inc.	12,000	137,265
T&D Holdings, Inc.	2,650	162,330

		780,175

Internet & Catalog Retail — 0.0%(a)
Rakuten, Inc.	113	44,175

Internet Software & Services — 0.0%(a)
Access Co. Ltd.*	7	23,054
eAccess Ltd.	13	7,199
Yahoo! Japan Corp.	140	52,802

		83,055

IT Services — 0.1%(a)
CSK Corp.	1,200	46,795
Itochu Techno-Science Corp.	100	3,515
Nomura Research Institute Ltd.	800	27,149
NTT Data Corp.	11	48,886
Obic Co. Ltd.	10	1,935
TIS, Inc.	1,100	21,385

		149,665

Leisure Equipment & Products — 0.3%(a)
Fuji Photo Film Co. Ltd.	6,200	284,891
Namco Bandai Holdings, Inc.	1,300	18,833
Nikon Corp.	4,000	136,721
Sankyo Co. Ltd.	200	8,079
Sega Sammy Holdings, Inc.	2,600	34,559
Shimano, Inc.	200	6,978
Yamaha Corp.	3,000	67,033

		557,094

Machinery — 1.2%(a)
Amada Co. Ltd.	2,000	22,239
Daifuku Co. Ltd.	500	5,684
Ebara Corp.	4,000	18,395
Fanuc Ltd.	2,100	213,217
Hino Motors Ltd.	6,000	45,752
Hitachi Construction Machinery Co. Ltd.	1,700	67,537
Ishikawajima-Harima Heavy Industries Co. Ltd.	21,000	65,661
Japan Steel Works Ltd.(The)	5,000	82,573
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
 September 30, 2007 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Japan (continued)
JTEKT Corp.	1,100	$19,289
Kawasaki Heavy Industries Ltd.	22,000	85,691
Komatsu Ltd.	11,200	373,412
Komori Corp.	1,000	24,449
Kubota Corp.	10,000	81,692
Kurita Water Industries Ltd.	2,000	67,455
Minebea Co. Ltd.	2,000	13,635
Mitsubishi Heavy Industries Ltd.	41,000	266,590
Mitsui Engineering & Shipbuilding Co. Ltd.	11,000	61,952
NGK Insulators Ltd.	4,000	128,154
NSK Ltd.	6,000	52,444
NTN Corp.	7,000	62,287
Okuma Corp.	3,000	43,476
OSG Corp.	100	1,037
SMC Corp.	500	68,241
Sumitomo Heavy Industries Ltd.	8,000	102,391
THK Co. Ltd.	600	12,613

		1,985,866

Manufacturing — 0.0%(a)
Glory Ltd.	200	6,337

Marine — 0.3%(a)
Kawasaki Kisen Kaisha Ltd.	8,000	116,803
Mitsui OSK Lines Ltd.	14,000	225,299
Nippon Yusen KK	15,000	145,687

		487,789

Media — 0.1%(a)
Dentsu, Inc.	19	53,808
Fuji Television Network, Inc.	1	2,008
Jupiter Telecommunications Co. Ltd.*	2	1,549
Toho Co. Ltd.	1,200	23,666
Tokyo Broadcasting System, Inc.	100	2,793

		83,824

Metals & Mining — 1.1%(a)
Daido Steel Co. Ltd.	6,000	50,896
Dowa Holdings Co. Ltd.	5,000	62,955
JFE Holdings, Inc.	6,600	465,532
Kobe Steel Ltd.	26,000	96,617
Mitsubishi Materials Corp.	16,000	98,866
Mitsui Mercury & Smelting Co. Ltd.	9,000	38,580
Nippon Light Metal Co. Ltd.	1,000	2,194
Nippon Steel Corp.	66,000	473,166
Nisshin Steel Co. Ltd.	13,000	58,333
Sumitomo Metal Industries Ltd.	50,000	289,895
Sumitomo Metal & Mining Co. Ltd.	7,000	168,760
Sumitomo Titanium Corp.	100	8,659
Toho Titanium Co. Ltd.	141	5,155
Tokyo Steel Manufacturing Co. Ltd.	2,100	32,488

		1,852,096

Multiline Retail — 0.2%
Hankyu Department Stores, Inc.(a)	1,000	8,238
Isetan Co. Ltd.(a)	3,600	48,481
J Front Retailing Co., Ltd.*	3,400	33,452
Marui Co. Ltd.(a)	5,300	58,347
Mitsukoshi Ltd.(a)	7,000	31,688
Ryohin Keikaku Co. Ltd.(a)	400	22,990
Takashimaya Co. Ltd.(a)	5,000	55,335

		258,531

Office Electronics — 0.6%(a)
Canon, Inc.	12,200	662,124
Konica Minolta Holdings, Inc.	7,000	118,200
Ricoh Co. Ltd.	9,000	189,439
Seiko Epson Corp.	1,000	24,685

		994,448

Oil, Gas & Consumable Fuels — 0.3%(a)
Idemitsu Kosan Co. Ltd.	200	22,375
Inpex Holdings, Inc.	8	81,870
Japan Petroleum Exploration Co. Ltd.	200	14,818
Nippon Metals & Mining Holdings, Inc.	11,500	114,676
Nippon Oil Corp.	17,000	156,941
Showa Shell Sekiyu KK	3,700	47,419
TonenGeneral Sekiyu KK	1,000	10,036

		448,135

Paper & Forest Products — 0.0%(a)
Nippon Paper Group, Inc.	4	12,352
OJI Paper Co. Ltd.	11,000	53,199

		65,551

Personal Products — 0.0%(a)
Aderans Co. Ltd.	400	8,350
KOSE Corp.	100	2,650
Shiseido Co. Ltd.	3,000	66,498

		77,498

Pharmaceuticals — 1.0%(a)
Astellas Pharma, Inc.	6,800	325,010
Chugai Pharmaceutical Ltd.	4,400	72,490
Daiichi Sankyo Co. Ltd.	9,000	269,852
Eisai Co. Ltd.	3,400	160,518
Kyowa Hakko Kogyo Co. Ltd.	6,000	61,539
Santen Pharmaceutical Co. Ltd.	100	2,500
Shionogi & Co. Ltd.	5,000	76,883
Taisho Pharmacuetical Co. Ltd.	1,000	19,665
Takeda Pharmaceutical Co. Ltd.	10,300	722,443
Tanabe Seiyaku Co. Ltd.	3,000	37,772

		1,748,672

Real Estate Investment Trusts (REITs) — 0.1%(a)
Japan Prime Realty Investment Corp.	2	8,313
Japan Real Estate Investment Corp.	6	71,720
Japan Retail Fund Investment Corp.	4	34,652
Nippon Building Fund, Inc.	7	101,353
Nomura Real Estate Office Fund, Inc.	1	10,404

		226,442

Real Estate Management & Development — 0.6%(a)
Aeon Mall Co. Ltd.	300	9,119
K.K. DaVinci Advisors*	33	24,649
Leopalace21 Corp.	1,000	32,705
Mitsubishi Estate Co. Ltd.	13,000	370,574
Mitsui Fudosan Co. Ltd.	11,000	303,762
NTT Urban Development Corp.	5	10,302
Sumitomo Realty & Development Co. Ltd.	5,000	175,060
Tokyo Tatemono Co. Ltd.	5,000	63,381
Tokyu Land Corp.	7,000	69,885

		1,059,437

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
 September 30, 2007 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Japan (continued)
Road & Rail — 0.6%(a)
Central Japan Railway Co.	21	$222,652
East Japan Railway Co.	43	339,044
Keihin Electric Express Railway Co. Ltd.	2,000	12,935
Keio Corp.	4,000	24,890
Kintetsu Corp.	12,000	37,231
Nippon Express Co. Ltd.	5,000	24,760
Odakyu Electric Railway Co. Ltd.	10,000	64,396
Tobu Railway Co. Ltd.	5,000	23,447
Tokyu Corp.	16,000	104,248
West Japan Railway Co.	24	114,360

		967,963

Semiconductors & Semiconductor Equipment — 0.3%
Advantest Corp.	2,400	74,810
Elpida Memory, Inc.*(a)	1,600	58,390
NEC Electrical Components & Equipment Corp.*(a)	100	2,863
Rohm Co. Ltd.(a)	1,000	88,174
Sanken Electric Co. Ltd.(a)	3,000	14,649
Shinko Electric Industries(a)	500	11,012
Sumco Corp.(a)	1,800	72,837
Tokyo Electron Ltd.(a)	2,300	145,091
Tokyo Seimitsu Co. Ltd.(a)	800	16,558

		484,384

Software — 0.4%(a)
FUJI SOFT, Inc.	300	6,125
Konami Corp.	1,700	46,299
Nintendo Co. Ltd.	1,200	619,646
Oracle Corp.	100	4,562
Trend Micro, Inc.	1,500	64,781

		741,413

Specialty Retail — 0.1%(a)
Aoyama Trading Co. Ltd.	100	2,536
EDION Corp.	100	1,111
Fast Retailing Co. Ltd.	700	40,304
Hikari Tsushin, Inc.	100	2,730
Nitori Co. Ltd.	150	7,084
Shimachu Co. Ltd.	400	10,549
Shimamura Co. Ltd.	100	9,330
USS Co. Ltd.	400	26,245
Yamada Denki Co. Ltd.	1,200	118,196

		218,085

Textiles, Apparel & Luxury Goods — 0.1%(a)
Asics Corp.	3,000	46,172
Nisshinbo Industries, Inc.	3,000	41,528
Onward Kashiyama Co. Ltd.	1,000	10,092
Toyobo Co. Ltd.	6,000	13,999

		111,791

Tobacco — 0.2%(a)
Japan Tobacco, Inc.	57	312,644

Trading Companies & Distributors — 1.0%(a)
Hitachi High-Technologies Corp.	100	2,282
Itochu Corp.	20,000	241,479
Marubenii Corp.	22,000	200,791
Mitsubishi Corp.	15,300	481,937
Mitsui & Co. Ltd.	21,000	507,928
Sojitz Corp.	15,100	65,302
Sumitomo Corp.	12,400	238,187
Toyota Tsusho Corp.	1,900	50,295

		1,788,201

Transportation Infrastructure — 0.0%(a)
Kamigumi Co. Ltd.	1,000	8,372
Mitsubishi Logistics Corp.	3,000	42,095

		50,467

Wireless Telecommunication Services — 0.4%(a)
KDDI Corp.	32	237,149
NTT DoCoMo, Inc.	175	248,785
Softbank Corp.	9,500	174,459

		660,393

		34,244,473

Jersey (0.1%)(a)
Commercial Services & Supplies — 0.1%
Experian Group Ltd.	13,645	143,873

Luxembourg (0.0%)(a)
Energy Equipment & Services — 0.0%
Acergy SA	1,900	56,477

Netherlands (4.2%)(a)
Aerospace & Defense — 0.1%
European Aeronautic Defense and Space Co. NV	4,449	136,672

Air Freight & Logistics — 0.1%
TNT NV	5,282	221,257

Beverages — 0.1%
Heineken NV	2,607	170,997

Chemicals — 0.2%
Akzo Nobel NV	2,990	246,387
Koninklijke DSM NV	2,134	114,956

		361,343

Commercial Bank — 0.6%
ABN AMRO Holding NV	20,898	1,098,135

Commercial Services & Supplies — 0.1%
Buhrmann NV	1,042	11,393
Randstad Holdings NV	928	50,230
Vedior NV	2,205	48,531

		110,154

Diversified Financial Services — 0.6%
ING Groep NV	21,542	957,217

Diversified Telecommunication Services — 0.3%
Koninklijke KPN NV	24,147	418,416

Energy Equipment & Services — 0.1%
FuGro NV	464	37,632
SBM Offshore NV	2,195	86,264

		123,896

Food & Staples Retailing — 0.1%
Koninklijke Ahold NV*	16,031	241,901

Food Products — 0.4%
Royal NumiCo NV	1,866	144,578
Unilever NV	19,483	600,843

		745,421

Household Durables — 0.4%
Koninklijke Philips Electronics NV	13,826	622,098

Insurance — 0.2%
Aegon NV	17,150	327,920

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
 September 30, 2007 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Netherlands(a) (continued)
Life Sciences Tools & Services — 0.0%
Qiagen NV*	1,410	$27,327

Media — 0.2%
Reed Elsevier NV	9,625	182,978
Wolters Kluwer NV	4,102	121,493

		304,471

Metals & Mining — 0.5%
ArcelorMittal	10,034	790,889
Mittal Steel Co.	400	31,440

		822,329

Office Electronics — 0.0%
OCE NV	126	2,645

Real Estate Investment Trusts (REITs) — 0.0%
Corio NV	239	20,344
Wereldhave NV	325	39,049

		59,393

Semiconductors & Semiconductor Equipment — 0.2%
ASML Holding NV*	5,976	197,166
STMicroElectrical Components & Equipment NV	9,228	154,686

		351,852

Trading Companies & Distributors — 0.0%
Hagemeyer NV	10,430	48,190

		7,151,634

New Zealand (0.1%)(a)
Construction Materials — 0.0%
Fletcher Building Ltd.	4,755	45,686

Diversified Telecommunication Services — 0.1%
TeleCom Corp. of New Zealand Ltd.	23,826	80,603

Electric Utility — 0.0%
Contact Energy Ltd.	546	3,801

Health Care Equipment & Supplies — 0.0%
Fisher & Paykel Health Care Corp.	1,770	4,419

Hotels, Restaurants & Leisure — 0.0%
Sky City Entertainment Group Ltd.	10,909	43,076

Household Durables — 0.0%
Fisher & Paykel Appliances Holdings Ltd.	2,577	6,941

Real Estate Investment Trust (REIT) — 0.0%
Kiwi Income Property Trust	7,834	8,592

Transportation Infrastructure — 0.0%
Auckland International Airport Ltd.	7,015	16,600

		209,718

Norway (1.1%)(a)
Chemicals — 0.1%
Yara International ASA	2,800	88,558

Commercial Bank — 0.1%
DNB NOR ASA	8,800	135,045

Commercial Services & Supplies — 0.0%
Tomra Systems ASA	1,400	10,113

Communications Equipment — 0.0%
Tandberg ASA	1,900	45,630

Diversified Telecommunication Services — 0.1%
Telenor ASA	9,300	185,752

Electrical Equipment — 0.1%
Renewable Energy Corp. AS*	2,059	94,801

Energy Equipment & Services — 0.2%
Aker Kvaerner ASA	2,622	83,526
Ocean RIG ASA*	1,068	7,883
Petoleum Geo-Services ASA	2,506	72,396
Prosafe ASA	1,258	22,495
SeaDrill Ltd.*	3,683	82,742
TGS Nopec Geophysical Co ASA*	1,922	39,219

		308,261

Food Products — 0.0%
Pan Fish ASA*	27,078	34,482

Industrial Conglomerate — 0.1%
Orkla ASA	11,081	197,720

Insurance — 0.0%
Storebrand ASA	1,600	24,860

Marine — 0.0%
Stolt-Nielsen SA	50	1,488

Media — 0.0%
Nok Schibsted ASA	150	7,900

Oil, Gas & Consumable Fuels — 0.4%
DET Norske Oljeselskap*	15,628	32,273
Norsk Hydro ASA	7,948	345,245
Statoil ASA	7,950	271,404

		648,922

Paper & Forest Products — 0.0%
Norske Skogindustrier ASA	1,800	19,277

		1,802,809

Portugal (0.3%)(a)
Commercial Banks — 0.1%
Banco BPI SA	1,680	14,242
Banco Comercial Portugues SA	30,969	129,138
Banco Espirito Santo SA	1,757	39,999

		183,379

Construction Materials — 0.0%
Cimpor Cimentos de Portugal SA	1,995	16,558

Diversified Telecommunication Services — 0.1%
Portugal TeleCom SGPS SA	7,973	111,791

Electric Utility — 0.1%
EDP — Energias de Portugal SA	27,483	160,700

Industrial Conglomerate — 0.0%
Sonae SGPS SA	17,655	45,976

Media — 0.0%
PT Multimedia Servicos SA	94	1,400

Paper & Forest Products — 0.0%
Sonae Industria SGPS SA*	750	8,462

Transportation Infrastructure — 0.0%
Brisa-Auto Estradas de Portugal SA	1,978	25,946

		554,212

Singapore (1.1%)(a)
Aerospace & Defense — 0.0%
Singapore Technologies Engineering Ltd.	8,000	20,961

Airline — 0.0%
Singapore Airlines Ltd.	4,867	60,830

Commercial Banks — 0.4%
DBS Group Holdings Ltd.	15,000	217,407
Oversea-Chinese Banking Corp.	33,000	197,234
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Singapore(a) (continued)
United Overseas Bank Ltd.	16,000	$237,641

		652,282

Diversified Financial Services — 0.1%
Singapore Exchange Ltd.	12,000	103,900

Diversified Telecommunication Services — 0.2%
Singapore Telecommunications Ltd.	86,850	234,696

Electronic Equipment & Instruments — 0.0%
Venture Corp. Ltd.	1,000	11,091

Food & Staples Retailing — 0.0%
Olam International Ltd.	5,000	10,564

Health Care Providers & Services — 0.0%
Parkway Holdings Ltd.	2,000	5,692

Industrial Conglomerates — 0.1%
Fraser & Neave Ltd.	4,745	18,169
Keppel Corp. Ltd.	15,000	145,196
Sembcorp Industries Ltd.	11,000	47,761

		211,126

Machinery — 0.0%
Sembcorp Marine Ltd.	9,800	30,328

Marine — 0.0%
CosCo Corp. Singapore Ltd.	13,000	52,030
Neptune Orient Lines Ltd.	1,000	3,562

		55,592

Media — 0.1%
Singapore Press Holdings Ltd.	25,000	72,582

Oil, Gas & Consumable Fuels — 0.0%
Singapore Petroleum Co. Ltd.	5,000	22,896

Real Estate Investment Trusts (REITs) — 0.0%
Ascendas Real Estate Investment Trust	1,000	1,836
Capitacommerical Trust	2,000	3,810
CapitaMall Trust	5,000	13,110
Suntec Real Estate Investment Trust	27,000	35,416

		54,172

Real Estate Management & Development — 0.2%
Allgreen Properties Ltd.	8,000	10,304
CapitaLand Ltd.	22,000	120,521
City Developments Ltd.	8,000	87,061
Keppel Land Ltd.	7,000	39,046
UOL Group Ltd.	4,000	13,961
Wing Tai Holdings Ltd.	4,000	10,374

		281,267

Road & Rail — 0.0%
ComfortDelGro Corp. Ltd.	6,000	7,812

Semiconductors & Semiconductor Equipment — 0.0%
Chartered SemiConductor Manufacturing Ltd.*	8,000	5,917

		1,841,708

Spain (4.1%)
Airline — 0.0%(a)
Iberia Lineas Aereas de Espana SA	9,778	47,791

Biotechnology — 0.0%(a)
Zeltia SA	1,928	21,027

Commercial Banks — 1.5%(a)
Banco Bilbao Vizcaya Argentaria SA	44,043	1,032,930
Banco Popular Espanol SA	11,340	195,511
Banco Santander Central Hispano SA	72,374	1,409,396

		2,637,837

Construction & Engineering — 0.2%(a)
Acciona SA	416	112,845
ACS, Actividades de Construccion y Servicios SA	2,860	157,653
Fomento de Construcciones y Contratas SA	341	27,571
Grupo Ferrovial SA	995	84,182
Sacyr Vallehermoso SA	486	16,964

		399,215

Diversified Telecommunication Services — 0.9%(a)
Telefonica SA	51,686	1,443,865

Electric Utilities — 0.7%
Endesa SA(a)	7,130	407,341
Iberdrola SA – GB(a)	897	52,056
Iberdrola SA	10,250	600,941
Union Fenosa SA(a)	1,619	95,604

		1,155,942

Electrical Equipment — 0.1%(a)
Gamesa Corp. Tecnologica SA	2,526	102,801

Food Products — 0.0%(a)
Ebro Puleva SA	519	10,657

Gas Utility — 0.0%(a)
Gas Natural SDG SA	974	54,915

Insurance — 0.0%(a)
Corporacion Mapfre SA	2,006	9,091

IT Services — 0.0%(a)
Indra Sistemas SA	2,130	57,544

Machinery — 0.0%(a)
Zardoya Otis SA	715	22,195

Media — 0.1%(a)
Antena 3 Television SA	421	7,782
Gestevision Telecinco SA	1,934	50,860
Promotora de Informaciones SA	113	2,230
Sogecable SA*	950	34,401

		95,273

Metals & Mining — 0.1%(a)
Acerinox SA	2,525	75,812

Oil, Gas & Consumable Fuels — 0.2%(a)
Repsol YPF SA	9,879	351,499

Specialty Retail — 0.1%(a)
Inditex SA	2,598	175,593

Tobacco — 0.1%(a)
Altadis SA	2,759	192,573

Transportation Infrastructure — 0.1%(a)
Abertis Infraestructuras SA	2,204	69,060
Cintra Concesiones de Infraestructuras de Transporte SA	3,798	57,885

		126,945

Water Utility — 0.0%(a)
Sociedad General de Aguas de Barcelona SA	999	37,997

		7,018,572

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
 September 30, 2007 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Sweden (2.6%)(a)
Airline — 0.0%
Sek Sas AB*	200	$3,581

Building Products — 0.1%
AB SKF, B Shares	5,759	121,091
Assa Abloy AB	4,600	95,393

		216,484

Capital Markets — 0.0%
D. Carnegie & Co. AB	700	14,742

Commercial Banks — 0.5%
Nordea Bank AB	24,500	425,478
Skandinaviska Enskilda Banken AB	6,100	198,217
Svenska Handelsbanked AB, A Shares	6,500	201,101

		824,796

Commercial Services & Supplies — 0.1%
Securitas AB	5,200	68,414
Securitas Systems AB	1,200	4,418

		72,832

Communications Equipment — 0.4%
Telefonakitiebolaget LM Ericsson, B Shares	171,000	680,976

Construction & Engineering — 0.1%
Skanska AB	4,400	87,347

Diversified Consumer Services — 0.0%
Securitas Direct AB*	1,200	3,519

Diversified Financial Services — 0.0%
OMX AB	1,400	60,524

Diversified Telecommunication Services — 0.2%
Tele2 AB	4,400	95,002
TeliaSonera AB	25,500	229,853

		324,855

Health Care Equipment & Supplies — 0.0%
Elekta AB	2,000	32,549
Getinge AB	1,200	28,939

		61,488

Household Durables — 0.0%
Husqvarna AB	2,093	26,989

Household Products — 0.1%
Electroloux AB, B Shares	3,966	84,134

Machinery — 0.6%
Alfa Laval AB	1,375	88,276
Atlas Copco AB, A Shares	3,648	58,147
Atlas Copco AB, B Shares	9,077	156,433
Sandvik AB	12,128	259,960
Scania AB, B Shares	3,395	82,514
Trelleborg AB, Class B	200	4,716
Volvo AB	4,489	77,987
Volvo AB, Class B	12,881	223,601

		951,634

Media — 0.0%
Eniro AB	2,600	31,590
Modern Times Group AB	386	24,958

		56,548

Metals & Mining — 0.1%
Boliden AB	4,073	86,928
Ssab Svenskt Stal AB	2,763	101,865
Ssab Svenskt Stal AB, Series B	403	$13,696

		202,489

Oil, Gas & Consumable Fuels — 0.0%
Lundin Petroleum AB*	4,000	45,932

Paper & Forest Products — 0.1%
Holmen AB	300	11,473
Svenska Cellusoa AB, B Shares	7,740	144,028

		155,501

Personal Products — 0.0%
Oriflame Cosmetics SA	250	15,172

Real Estate Management & Development — 0.0%
Castellum AB	218	2,710
Fabege AB	1,000	11,904
Kungsleden AB	261	3,347
Wihlborgs Fastigheter AB	317	5,865

		23,826

Specialty Retail — 0.2%
Hennes & Mauritz AB	5,900	373,690
Nobia AB	195	1,883

		375,573

Tobacco — 0.1%
Swedish Match AB	4,200	87,129

		4,376,071

Switzerland (6.5%)(a)
Auto Components — 0.0%
Rieter Holding AG	16	8,682

Building Products — 0.0%
Geberit AG*	315	41,297

Capital Markets — 1.2%
Credit Suisse Group	12,721	845,670
UBS AG	23,503	1,263,032

		2,108,702

Chemicals — 0.3%
Ciba Specialty Chemicals AG	1,240	63,167
Clariant AG	1,642	20,120
Givaudan	89	82,120
Lonza Group AG	724	78,844
Syngenta AG	1,333	288,457

		532,708

Commercial Services & Supplies — 0.1%
Adecco SA	1,824	107,711
SGS SA	74	84,449

		192,160

Computers & Peripherals — 0.0%
Logitech International SA*	1,438	42,700

Construction Materials — 0.2%
Holcim Ltd.	2,577	284,304

Diversified Telecommunication Services — 0.1%
SwissCom AG	324	123,067

Electrical Equipment — 0.4%
ABB Ltd.	24,492	642,627

Electronic Equipment & Instruments — 0.0%
Kudelski SA	30	848

Food Products — 1.3%
Nestle SA	4,772	2,139,702

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
 September 30, 2007 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Switzerland(a) (continued)
Health Care Equipment & Supplies — 0.1%
Nobel Biocare Holding AG	353	$95,648
Phonak Holding AG	403	40,355
Straumann Holding AG	30	8,415

		144,418

Hotels, Restaurants & Leisure — 0.0%
Kuoni Reisen Holding	4	1,891

Insurance — 0.6%
Swiss Life Holding	455	117,857
Swiss Reinsurance	4,469	397,508
Zurich Financial Services AG	1,798	539,111

		1,054,476

Machinery — 0.0%
Schindler Holding AG	279	17,629
Sulzer AG	46	66,004

		83,633

Marine — 0.0%
Kuehne & Nagel International AG	427	42,057

Pharmaceuticals — 1.8%
Novartis AG	27,993	1,540,319
Roche Holding AG	8,255	1,495,071

		3,035,390

Real Estate Management & Development — 0.0%
PSP Swiss Property AG*	156	8,284

Semiconductors & Semiconductor Equipment — 0.0%
Unaxis Holding AG*	115	42,216

Textiles, Apparel & Luxury Goods — 0.4%
Compagnie Finaciere Richemont AG	6,531	432,038
Swatch Group AG	292	18,653
Swatch Group AG, B Shares	450	147,419

		598,110

		11,127,272

United Kingdom (21.8%)
Aerospace & Defense — 0.4%(a)
BAE Systems PLC	41,564	417,636
Cobham PLC	18,672	73,960
Meggitt PLC	5,226	33,800
Rolls-Royce Group PLC	20,081	214,346

		739,742

Airline — 0.0%(a)
British Airways PLC*	8,707	68,097

Auto Components — 0.0%(a)
GKN PLC	5,513	39,859

Beverages — 0.7%(a)
Diageo PLC	32,289	707,906
SABMiller PLC	9,881	280,890
Scottish & Newcastle PLC	11,039	137,801

		1,126,597

Capital Markets — 0.4%(a)
3i Group PLC	5,640	115,120
Amvescap PLC	9,112	123,081
Close Brothers Group PLC	340	5,638
ICAP PLC	6,474	69,595
Investec PLC	6,407	67,139
Man Group PLC	23,035	260,919
Schroders PLC	587	16,592
Tullett Prebon PLC	453	3,994

		662,078

Chemicals — 0.2%(a)
Imperial Chemical Industries PLC	12,537	166,219
Johnson Matthey PLC	3,157	107,577

		273,796

Commercial Banks — 3.6%(a)
Barclays PLC	75,431	916,870
HBOS PLC	45,306	847,747
HSBC Holdings PLC	136,896	2,527,866
Lloyds TSB Group PLC	64,583	714,421
Royal Bank of Scotland Group PLC	109,502	1,181,386

		6,188,290

Commercial Services & Supplies — 0.3%(a)
Aggreko PLC	1,324	15,619
Biffa PLC	3,015	13,637
Brambles Industries Ltd.	2,893	37,642
Capita Group PLC	6,985	103,281
Davis Service Group PLC	1,028	11,277
De La Rue PLC	2,389	35,547
Group 4 Securicor PLC	8,578	35,333
Hays PLC	9,864	26,722
Intertek Group PLC	813	15,683
Michael Page International PLC	5,947	50,228
Rentokil Initial PLC	27,421	93,550
Serco Group PLC	8,038	67,995

		506,514

Construction & Engineering — 0.1%(a)
Amec PLC	5,008	75,352
Balfour Beatty PLC	2,967	28,735

		104,087

Consumer Finance — 0.0%(a)
Cattles PLC	1,790	12,776

Containers & Packaging — 0.1%(a)
Rexam PLC	9,376	105,313

Distributor — 0.0%(a)
Inchcape PLC	2,856	24,536

Diversified Financial Services — 0.0%(a)
London Stock Exchange Group PLC	2,263	76,059

Diversified Telecommunication Services — 0.4%(a)
BT Group PLC	97,591	612,256
Cable & Wireless PLC	31,793	119,353

		731,609

Electric Power — 0.1%(a)
British Energy PLC	10,156	110,324

Electric Utility — 0.2%(a)
Scottish & Southern Energy PLC	10,822	333,990

Electronic Equipment & Instruments — 0.0%(a)
ElectroComponents PLC	1,166	6,022

Food & Staples Retailing — 0.6%(a)
J Sainsbury PLC	16,661	196,906
Tesco PLC	91,142	816,859

		1,013,765

Food Products — 0.5%(a)
Cadbury Schweppes PLC	26,551	308,761
Tate & Lyle PLC	7,371	60,496
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
 September 30, 2007 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Unilever PLC	14,807	$468,703

		837,960

Health Care Equipment & Supplies — 0.1%(a)
Smith & Nephew PLC	12,695	154,906
SSL International PLC	85	739

		155,645

Hotels, Restaurants & Leisure — 0.4%
Carnival PLC(a)	2,438	116,265
Compass Group PLC(a)	21,006	129,514
Intercontinental Hotels Group PLC(a)	4,448	88,224
Ladbrokes PLC(a)	9,860	86,971
Mitchells & Butlers PLC(a)	6,365	79,739
PartyCasinos & Gambling PLC*(a)	1,672	938
Punch Taverns PLC(a)	3,964	79,597
Rank Group PLC(a)	10,730	35,347
Tui Travel PLC*	5,968	30,767
William Hill PLC(a)	2,629	34,542

		681,904

Household Durables — 0.2%(a)
Barratt Developments PLC	4,590	70,183
Bellway PLC	451	9,507
Berkeley Group Holdings PLC*	315	9,225
Bovis Homes Group PLC	2,059	27,521
Persimmon PLC	4,297	84,320
Taylor Woodrow PLC	13,588	76,710

		277,466

Household Products — 0.2%(a)
Reckitt Benckiser PLC	6,819	399,724

Independent Power Producers & Energy Traders — 0.1%(a)
International Power PLC	19,916	183,812

Industrial Conglomerates — 0.1%(a)
Cookson Group PLC	965	15,074
Smiths Group PLC	5,450	119,184
Tomkins PLC	10,070	46,779

		181,037

Insurance — 1.0%(a)
Aviva PLC	29,182	437,501
Friends Provident PLC	27,155	95,284
Legal & General Group PLC	71,729	195,710
Old Mutual PLC	55,179	180,401
Prudential PLC	30,355	465,188
Resolution PLC	9,521	132,571
Royal & Sun Alliance Insurance Group PLC	42,139	133,348
Standard Life PLC	21,165	124,739

		1,764,742

Internet & Catalog Retail — 0.1%(a)
Home Retail Group	12,641	96,022

IT Services — 0.0%(a)
LogicaCMG PLC	21,532	66,430

Machinery — 0.1%(a)
Charter PLC*	1,084	26,211
FKI PLC	5,500	10,197
IMI PLC	2,088	22,686
Invensys PLC*	9,126	57,628

		116,722

Media — 0.8%(a)
Aegis Group PLC	2,223	5,683
British Sky Broadcasting PLC	11,944	169,874
Daily Mail & General Trust	5,035	64,801
Emap PLC	2,921	52,467
ITV PLC	36,006	75,578
Pearson PLC	10,863	168,078
Reed Elsevier PLC	16,702	211,121
Reuters Group PLC	13,273	174,775
Trinity Mirror PLC	5,915	49,752
United Business Media PLC	1,679	23,733
WPP Group PLC	15,214	205,256
Yell Group PLC	11,609	101,714

		1,302,832

Metals & Mining — 2.0%(a)
Anglo American PLC	15,538	1,040,775
BHP Billiton PLC	26,628	952,498
Rio Tinto PLC	11,552	994,140
Xstrata PLC	7,111	472,188

		3,459,601

Multi-Utilities — 0.6%(a)
Centrica PLC	40,599	315,481
National Grid PLC	30,535	488,444
United Utilities PLC	11,806	168,774

		972,699

Multiline Retail — 0.3%(a)
Enterprise Inns PLC	4,677	56,485
Marks & Spencer Group PLC	20,506	257,874
Next PLC	3,157	126,552
Signet Group PLC	8,120	13,875
Whitbread PLC	2,949	97,971

		552,757

Oil, Gas & Consumable Fuels — 3.7%(a)
BG Group PLC	41,201	711,726
BP PLC	223,710	2,587,462
Royal Dutch Shell PLC, A Shares	32,020	1,313,695
Royal Dutch Shell PLC, B Shares	42,760	1,757,871

		6,370,754

Paper & Forest Products — 0.0%
Mondi PLC	6,499	61,822

Pharmaceuticals — 1.5%(a)
AstraZeneca PLC	17,789	890,266
GlaxoSmithKline PLC	66,614	1,766,625

		2,656,891

Real Estate Investment Trusts (REITs) — 0.4%(a)
British Land Co. PLC	6,992	167,280
Brixton PLC	4,607	34,177
Great Portland Estates PLC	468	5,715
Hammerson PLC	4,288	102,257
Land Securities Group PLC	6,150	211,127
Liberty International PLC	3,379	78,723
Segro PLC	7,214	73,388

		672,667

Road & Rail — 0.1%(a)
Arriva PLC	3,682	58,051
FirstGroup PLC	6,681	93,515
National Express Group PLC	887	22,363
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
 September 30, 2007 (Unaudited)
NVIT International Index Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
United Kingdom (continued)
Stagecoach Group PLC	4,463	$20,659

		194,588

Semiconductors & Semiconductor Equipment — 0.1%(a)
ARM Holdings PLC	20,892	65,640
CSR PLC*	2,655	34,996

		100,636

Software — 0.1%(a)
Misys PLC	7,195	32,803
Sage Group PLC	19,302	98,238

		131,041

Specialty Retail — 0.2%(a)
Carphone Warehouse Group PLC	2,644	18,850
DSG International PLC	28,465	78,323
Kesa Electricals PLC	10,147	57,162
Kingfisher PLC	33,321	121,917
MFI Furniture Group PLC*	342	768

		277,020

Textiles, Apparel & Luxury Goods — 0.0%(a)
Burberry Group PLC	5,014	67,141

Tobacco — 0.6%(a)
British American Tobacco PLC	17,527	627,223
Imperial Tobacco Group PLC	7,983	364,963

		992,186

Trading Companies & Distributors — 0.1%(a)
Bunzl PLC	2,579	36,630
Travis Perkins PLC	2,036	64,216
Wolseley PLC	9,027	152,388

		253,234

Transportation — 0.0%
Thomas Cook Group PLC*	3,325	18,944

Transportation Infrastructure — 0.0%(a)
BBA Aviation PLC	2,055	9,558

Water Utilities — 0.1%(a)
Kelda Group PLC	4,454	78,456
Severn Trent Water PLC	3,478	99,850

		178,306

Wireless Telecommunication Services — 1.3%(a)
Vodafone Group PLC	617,260	2,224,673

		37,382,268

United States (0.1%)(a)
Health Care Equipment & Supplies — 0.1%
Synthes, Inc.	790	88,422

Total Common Stocks (Cost $155,461,878)		167,394,141

Repurchase Agreements (11.4%)
Nomura Securities, 4.99%, dated 09/28/07, due 10/01/07, repurchase price $19,443,535, collateralized by U.S. Government Agency Mortgages with a market value of $19,824,152	$19,435,443	19,435,443

Exchange Traded Fund — (1.4%)
United States (1.4%)
iShares MSCI EAFE Index Fund	$28,196	$2,328,708

Rights (0.0%)
Belgium (0.0%)
Commercial Bank — 0.0%
Fortis Rights Issue	11,392	60,423

Warrants* (0.0%)
Japan (0.0%)
Metals & Mining — 0.0%
Dowa Holdings Co. Ltd., expiring 01/29/10	1,000	0

Total Investments
(Cost $177,248,197)(b) — 110.5%		189,218,715
Liabilities in excess of other assets — (10.5)%		17,897,818

NET ASSETS — 100.0%		$171,320,897

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
PFD Preferred
RNC Savings Shares
GB Great Britian
At September 30, 2007, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

	Date	Currency Received/	Contract	Market	Unrealized Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)

Short Contract:
Australian Dollar	11/09/07	(104,000)	$(84,713)	$(92,095)	$(7,381)
Swiss Franc	11/09/07	(77,000)	(64,613)	(66,360)	(1,747)
Euro	11/09/07	(439,600)	(601,721)	(627,376)	(25,654)
British Pound	11/09/07	(185,400)	(369,560)	(378,947)	(9,387)
Japanese Yen	11/09/07	(65,765,000)	(574,349)	(575,498)	(1,149)
Swedish Krone	11/09/07	(199,000)	(29,382)	(30,932)	(1,550)

Total Short Contracts			$(1,724,338)	$(1,771,208)	$(46,868)

Long Contracts:
Australian Dollar	11/09/07	151,300	$126,569	$133,980	$7,411
Australian Dollar	10/02/07	2,125,000	1,888,838	1,885,085	(3,753)
Swiss Franc	11/09/07	175,800	147,427	151,507	4,080
Swiss Franc	10/02/07	2,208,000	1,898,702	1,896,907	(1,795)
Danish Kroner	10/02/07	1,412,000	270,343	270,126	(217)
Euro	11/09/07	759,100	1,045,372	1,083,350	37,978
Euro	10/02/07	7,253,000	10,352,207	10,341,337	(10,870)
British Pound	11/09/07	258,400	519,015	528,155	9,140
British Pound	10/02/07	3,165,000	6,477,173	6,474,908	(2,265)
Hong Kong Dollar	10/02/07	4,502,000	579,337	579,177	(160)
Japanese Yen	11/09/07	70,363,700	606,871	615,740	8,869
Japanese Yen	10/02/07	663,325,000	5,782,122	5,775,577	(6,545)
Norwegian Krone	10/02/07	1,727,000	320,497	320,474	(23)
New Zealand Dollar	10/02/07	48,500	36,797	36,744	(53)
Swedish Krone	11/09/07	349,000	51,381	54,248	2,867
Swedish Krone	10/02/07	4,823,000	749,367	748,681	(686)
Singapore Dollars	10/02/07	474,000	319,213	319,192	(21)

Total Long Contracts			$31,171,231	$31,215,188	$43,957

At September 30, 2007, the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

1	S&P SPI 200 IDX	12/31/07	$146,504	$6,427
9	DJ Euro STOXX 50	12/21/07	566,029	16,922
3	FTSE 100	12/21/07	400,125	11,326
2	TOPIX INDX	12/30/07	282,804	17,937
3	OMSX30 INDX	10/26/07	56,803	408

			$1,452,265	$53,020

See Accompanying Notes to Statements of Investments

Statement of Investments
September 30, 2007 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (89.8%)
Aerospace & Defense (1.5%)
AAR Corp.*	8,400	$254,856
Aerovironment, Inc.*	500	11,505
Argon St., Inc.*	4,200	83,160
Ceradyne, Inc.*	6,000	454,440
Cubic Corp.	4,000	168,680
Curtiss-Wright Corp.	9,300	441,750
Dyncorp International, Inc.*	6,200	143,282
EDO Corp.	4,400	246,444
Esterline Technologies Corp.*	5,500	313,775
Gencorp, Inc.*	14,300	171,028
Geoeye, Inc.*	4,600	118,450
HEICO Corp.	6,400	315,904
Hexcel Corp.*	20,000	454,200
Innovative Solutions and Support, Inc.	4,000	75,880
Ionatron, Inc.*	9,800	33,614
Ladish Co., Inc.*	3,600	199,728
Moog, Inc., Class A*	7,800	342,732
MTC Technologies, Inc.*	1,600	30,896
Orbital Sciences Corp.*	12,000	266,880
Stanley, Inc.*	700	19,285
Taser International, Inc.*	15,400	241,626
Teledyne Technologies, Inc.*	7,300	389,747
Triumph Group, Inc.	4,100	335,011
United Industrial Corp.	2,200	165,572

		5,278,445

Air Freight & Logistics (0.3%)
ABX Air, Inc.	10,723	75,919
Atlas Air Worldwide Holdings, Inc.*	3,600	185,868
Dynamex, Inc.*	1,800	46,116
Forward Air Corp.	7,400	220,372
HUB Group, Inc., Class A*	7,700	231,231
Pacer International, Inc.	8,800	167,640

		927,146

Airlines (0.4%)
AirTran Holdings, Inc.*	18,100	178,104
Alaska Air Group, Inc.*	8,200	189,338
Allegiant Travel Co.*	300	9,096
ExpressJet Holdings, Inc.*	7,000	21,630
JetBlue Airways Corp.*	41,400	381,708
Midwest Air Group, Inc.*	4,200	69,090
Pinnacle Airlines Corp.	5,000	80,100
Republic Airways Holdings, Inc.*	8,700	184,179
SkyWest, Inc.	15,300	385,101

		1,498,346

Auto Components (1.0%)
Aftermarket Technology Corp.*	5,900	187,266
American Axle & Manufacturing Holdings, Inc.	11,400	287,850
Amerigon, Inc.*	6,100	105,591
ArvinMeritor, Inc.	15,000	252,300
Cooper Tire & Rubber Co.	13,000	317,200
Drew Industries, Inc.*	3,400	138,312
GenTek, Inc.*	1,700	51,136
Hayes Lemmerz International, Inc.	23,300	96,928
Lear Corp.*	16,400	526,440
LKQ Corp.*	11,200	389,872
Modine Manufacturing Co.	6,200	165,044
Noble International Ltd.	2,900	61,741
Raser Technologies, Inc.	5,300	68,317
RSC Holdings, Inc.*	2,900	47,560
Sauer-Danfoss, Inc.	1,300	34,684
Spartan Motors, Inc.	8,550	143,896
Standard Motor Products, Inc.	1,700	15,980
Superior Industries International, Inc.	5,500	119,295
Tenneco Automotive, Inc.*	9,600	297,696
Visteon Corp.*	28,600	147,290

		3,454,398

Automobiles (0.1%)
Fleetwood Enterprises, Inc.*	12,900	110,295
Midas, Inc.*	3,000	56,610
Monaco Coach Corp.	6,300	88,389
Winnebago Industries, Inc.	7,600	181,488

		436,782

Banks (0.2%)
FNB Corp.	15,600	258,024
Hancock Holding Co.	6,800	272,544
Oritani Financial Corp.	700	11,088
Park National Corp.	2,400	209,280

		750,936

Beverages (0.1%)
Boston Beer Co., Inc., Class A*	2,600	126,516
Coca-Cola Bottling Co.	1,300	78,390
Jones Soda Co.	7,000	84,420
MGP Ingredients, Inc.	3,400	34,918
National Beverage Corp.	1,440	12,211

		336,455

Biotechnology (2.1%)
Acorda Theraputics, Inc.	4,500	82,575
Affymax, Inc.	100	2,706
Alkermes, Inc.*	21,000	386,400
Amicus Therapeutics, Inc.	2,600	43,446
ARIAD, Inc.*	19,700	91,211
Arqule, Inc.*	11,800	84,134
Array BioPharma, Inc.*	8,600	96,578
Bio-Rad Laboratories, Inc., Class A*	3,800	343,900
Bio-Reference Laboratories, Inc.*	2,500	84,400
Bioenvision, Inc.	8,400	44,352
Biomimetic Therapeutics, Inc.	3,400	45,356
C.V. Therapeutics, Inc.*	14,200	127,516
Cambrex Corp.	5,800	63,162
Celera Genomics Group*	15,500	217,930
Cell Genesys, Inc.*	18,300	69,906
Cytokinetics, Inc.	4,600	23,552
Cytrx Corp.	13,500	46,710
Dendreon Corp.	21,700	166,873
Exelixis, Inc.*	24,100	255,219
FEI Co.*	9,800	308,014
Genomic Health, Inc.*	1,900	36,461
GenVec, Inc.	21,300	50,055
Geron Corp.*	17,600	128,832
Halozyme Therapeutics, Inc.*	12,100	105,149
Human Genome Sciences, Inc.*	32,700	336,483
Immunomedics, Inc.	16,400	37,556
Incyte Genomics, Inc.*	22,000	157,300
InterMune, Inc.*	6,600	126,258
Kosan Biosciences, Inc.	5,200	26,052
Mannkind Corp.*	7,700	74,536
Martek Biosciences Corp.*	7,700	223,531
Maxygen, Inc.	4,300	29,283
Medarex, Inc.*	30,000	424,800
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Biotechnology (continued)
Medivation, Inc.*	5,500	$110,275
Metabolix, Inc.*	3,900	94,614
Myriad Genetics, Inc.*	10,400	542,360
Nektar Therapeutics*	22,500	198,675
Neurocrine Biosciences, Inc.*	8,400	84,000
Neurogen Corp.*	3,600	15,984
Novacea, Inc.	3,400	27,234
Orexigen Therapeutics, Inc.	100	1,321
Orthofix International N.V.*	4,300	210,571
Osiris Therapeutics, Inc.	1,400	18,032
Pharmion Corp.*	6,400	295,296
Protalix Biotherapeutics, Inc.	3,360	116,122
Regeneration Technologies, Inc.*	8,000	85,760
Seattle Genetics, Inc.*	9,100	102,284
Senomyx, Inc.*	7,700	94,325
Sonic Innovations, Inc.	7,800	71,526
Telik, Inc.*	15,600	45,396
Tercica, Inc.	4,000	24,800
United Therapeutics Corp.*	4,900	326,046
Vivus, Inc.	9,100	45,136
XOMA Ltd.	36,200	123,442
Zymogenetics, Inc.*	10,300	134,415

		7,107,850

Building Products (0.4%)
Aaon, Inc.	1,650	32,555
American Woodmark Corp.	3,900	96,681
Ameron International Corp.	2,300	243,271
Apogee Enterprises, Inc.	7,600	197,144
Builders FirstSource, Inc.	2,400	25,872
Goodman Global, Inc.*	7,200	171,936
Griffon Corp.*	6,300	95,130
Insteel Industries, Inc.	3,700	56,795
NCI Building Systems, Inc.*	4,600	198,766
PGT, Inc.*	700	5,551
Simpson Manufacturing Co., Inc.	7,300	232,505
Trex Co., Inc.*	2,400	26,688
Universal Forest Products, Inc.	4,800	143,520

		1,526,414

Capital Markets (1.3%)
ACA Capital Holdings, Inc.*	300	1,827
Apollo Investment Corp.	24,300	505,440
Ares Capital Corp.	17,690	287,816
Calamos Asset Management, Inc.	6,300	177,849
Capital Southwest Corp.	600	73,656
Cohen & Steers, Inc.	3,200	118,496
Cowen Group, Inc.*	2,000	27,640
Evercore Partners, Inc.	1,100	28,919
FCStone Group, Inc.*	2,550	82,289
Freedom Acquisition Holdings, Inc.*	14,000	157,500
GAMCO, Investors, Inc., Class A	1,200	65,760
Gladstone Capital Corp.	2,400	46,848
Greenhill & Co., Inc.	3,800	231,990
Hercules Technology Growth Capital, Inc.	7,600	100,852
KBW, Inc.*	5,700	164,046
Knight Capital Group, Inc., Class A*	26,300	314,548
Kohlberg Capital Corp.	2,700	40,662
Labranche & Co., Inc.*	9,200	43,056
Marketaxess Holdings, Inc.	6,300	94,500
MCG Capital Corp.	15,800	227,362
MVC Capital, Inc.	6,400	118,592
optionsXpress Holdings, Inc.	11,000	287,540
Penson Worldwide, Inc.	2,100	38,808
Piper Jaffray Cos.*	3,800	203,680
Sanders Morris Harris Group, Inc.	1,800	18,270
Stifel Financial Corp.*	2,900	167,736
SWS Group, Inc.	5,400	95,526
Technology Investment Capital Corp.	6,500	86,905
Thomas Weisel Partners Group, Inc.*	3,300	47,883
TradeStation Group, Inc.*	7,800	91,026
Waddell & Reed Financial, Inc.	20,200	546,006

		4,493,028

Chemicals (2.1%)
A. Schulman, Inc.	7,700	151,921
American Vanguard Corp.	2,900	56,608
Arch Chemicals, Inc.	6,200	290,656
Balchem Corp.	2,700	55,107
C.F. Industries Holdings, Inc.	12,200	926,102
Calgon Carbon Corp.*	9,600	134,016
Ferro Corp.	8,800	175,824
Flotek Industries, Inc.*	4,400	194,260
Fuller (H. B.) Co.	12,600	373,968
Georgia Gulf Corp.	9,400	130,660
Hercules, Inc.	26,000	546,520
Innophos Holdings, Inc.	3,200	48,768
Innospec, Inc.	4,800	109,344
Koppers Holdings, Inc.	4,600	177,606
Kronos Worldwide, Inc.	500	9,440
Landec Corp.*	6,600	102,036
LSB Industries, Inc.	3,900	92,235
Minerals Technologies, Inc.	4,800	321,600
N.L. Industries, Inc.	1,400	15,862
Newmarket Corp.	3,100	153,078
O.M. Group, Inc.*	7,200	380,232
Olin Corp.	15,200	340,176
PolyOne Corp.*	18,100	135,207
Rockwood Holdings, Inc.*	7,000	250,810
Sensient Technologies Corp.	9,500	274,265
Shengdatech, Inc.	10,400	62,712
Spartech Corp.	6,100	104,066
Stepan Co.	1,300	40,183
Symyx Technologies, Inc.*	9,400	81,686
Terra Industries, Inc.*	20,200	631,452
Tronox, Inc.	1,200	11,160
Tronox, Inc., Class B	5,700	51,471
W.R. Grace & Co.*	15,000	402,900
Zoltek Cos., Inc.*	6,200	270,506

		7,102,437

Commercial Banks (5.3%)
1st Source Corp.	1,700	38,930
Abington Bancorp, Inc.	4,600	44,850
Alabama National Bancorp	4,300	335,056
Amcore Financial, Inc.	4,700	117,124
Americanwest Bancorp	3,500	68,635
Ameris Bancorp	2,700	48,816
BancFirst Corp.	1,100	49,357
Banco Latinoamericano de Exportaciones, S.A. — PA	4,600	83,628
Bancorp, Inc. (The)*	3,700	68,302
Bank of the Ozarks, Inc.	2,400	73,272
BankFinancial Corp.	4,600	72,772
Banner Corp.	4,000	137,560
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Boston Private Financial Holdings, Inc.	9,600	$267,264
Capital City Bank Group, Inc.	1,800	56,160
Capital Corp. of the West	1,900	34,998
Capitol Bancorp Ltd.	2,900	72,007
Cascade Bancorp	6,000	133,560
Cathay General Bancorp, Inc.	12,600	405,846
Centennial Bank Holdings, Inc.*	11,100	71,040
Center Financial Corp.	2,800	38,948
Central Pacific Financial Corp.	5,900	172,280
Chemical Financial Corp.	6,800	164,900
Chittenden Corp.	9,500	334,020
Citizens Banking Corp.	19,100	307,701
City Holding Co.	3,500	127,435
Cobiz, Inc.	3,700	63,344
Columbia Banking System, Inc.	5,100	162,282
Community Bancorp*	3,500	87,990
Community Bank System, Inc.	5,800	113,216
Community Banks, Inc.	4,500	134,055
Community Trust Bancorp, Inc.	3,300	99,132
CVB Financial Corp.	12,200	142,740
Enterprise Financial Services Corp.	1,100	26,774
First Bancorp	2,400	48,912
First BanCorp. Puerto Rico	15,600	148,200
First Charter Corp.	7,100	214,207
First Commonwealth Financial Corp.	13,800	152,628
First Community Bancorp	6,500	355,615
First Community Bankshares, Inc.	1,500	54,345
First Financial Bancorp	6,700	85,626
First Financial Bankshares, Inc.	3,900	156,702
First Financial Corp.	2,700	81,810
First Indiana Corp.	3,800	119,016
First Merchants Corp.	2,700	58,212
First Midwest Bancorp, Inc.	12,200	416,752
First Regional Bancorp*	2,600	63,778
First South Bancorp, Inc.	700	18,312
First State Bancorp	5,100	100,164
FirstMerit Corp.	19,800	391,248
Flushing Financial Corp.	4,500	75,600
Frontier Financial Corp.	10,200	237,966
Glacier Bancorp, Inc.	10,400	234,208
Great Southern Bancorp, Inc.	1,400	34,776
Greater Bay Bancorp	11,500	317,400
Greene County Bancshares, Inc.	3,400	123,930
Hanmi Financial Corp.	8,200	127,018
Harleysville National Corp.	5,800	92,162
Heartland Financial U.S.A., Inc.	1,800	36,990
Heritage Commerce Corp.	2,300	48,691
Home Bancshares, Inc.	1,100	23,969
Horizon Financial Corp.	2,700	54,756
Iberiabank Corp.	2,300	121,095
Imperial Capital Bancorp, Inc.	1,700	48,025
Independent Bank Corp.	4,100	121,770
Independent Bank Corp., Michigan	7,500	82,875
Integra Bank Corp.	5,300	96,089
International Bancshares Corp.	10,150	220,255
Investors Bancorp, Inc.	9,343	132,297
Irwin Financial Corp.	3,800	41,876
Lakeland Bancorp, Inc.	1,900	25,802
Lakeland Financial Corp.	1,900	43,909
M.B. Financial, Inc.	9,200	317,860
Macatawa Bank Corp.	5,190	70,221
Mainsource Financial Group, Inc.	3,600	63,468
Midwest Banc Holding, Inc.	6,400	94,528
Nara Bankcorp, Inc.	5,000	78,100
National Penn Bancshares, Inc.	13,072	213,858
NBT Bancorp, Inc.	6,200	134,788
Old National Bancorp	17,000	281,690
Old Second Bancorp, Inc.	3,379	96,301
Omega Financial Corp.	1,600	42,256
Oriental Financial Group — PR	6,600	75,900
Pacific Capital Bancorp	11,899	312,944
Peoples Bancorp, Inc.	1,900	49,742
Preferred Bank	2,000	78,680
PrivateBancorp, Inc.	5,100	177,684
Prosperity Bancshares, Inc.	9,000	298,440
Provident Bankshares Corp.	8,300	260,039
Renasant Corp.	5,000	108,150
Republic Bancorp, Inc., Class A	1,300	20,592
Royal Bancshares of Pennsylvania, Inc., Class A	400	8,768
S&T Bancorp, Inc.	4,700	150,823
S.Y. Bancorp, Inc.	1,628	44,021
Sandy Spring Bancorp, Inc.	3,200	96,384
Santander Bancorp — PR	100	1,284
SCBT Financial Corp.	1,100	37,994
Seacoast Banking Corp. of Florida	4,700	87,890
Security Bank Corp.	3,100	38,812
Sierra Bancorp	600	17,196
Signature Bank*	7,600	267,748
Simmons First National Corp., Class A	2,200	57,948
South Financial Group, Inc.	18,100	411,594
Southside Bancshares, Inc.	2,225	49,150
Southwest Bancorp	3,100	58,342
Sterling Bancorp	6,000	84,000
Sterling Bancshares, Inc.	19,700	224,777
Sterling Financial Corp.	7,200	123,480
Sterling Financial Corp. (Spokane)	12,800	344,448
Suffolk Bancorp	3,000	96,180
Sun Bancorp, Inc.	2,505	43,838
Superior Bancorp.*	7,000	61,810
Susquehanna Bancshares, Inc.	13,400	269,340
SVB Financial Group*	8,400	397,824
Taylor Capital Group, Inc.	1,200	33,516
Texas Capital Bancshares, Inc.*	5,800	126,092
Tompkins Trustco, Inc.	1,300	51,610
Trico Bancshares	1,800	40,086
Trustmark Corp.	12,200	342,088
UCBH Holdings, Inc.	24,500	428,260
UMB Financial Corp.	6,300	270,018
Umpqua Holdings Corp.	15,400	308,154
Union Bankinghares Corp.	2,100	47,691
United Bankinghares, Inc.	9,400	286,136
United Community Banks, Inc.	10,700	262,364
United Security Bancshares	3,100	58,280
Univest Corp. of Pennsylvania	1,600	37,952
USB Holding Co., Inc.	1,800	41,814
Virginia Commerce Bancorp, Inc.*	4,900	70,266
W Holding Co., Inc.	17,200	38,528
Washington Trust Bancorp	2,300	62,031
WesBanco, Inc.	5,100	127,398
West America Bankcorp	7,500	373,575
West Coast Bancorp	2,400	68,184
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Western Alliance Bancorp*	2,400	$56,568
Wilshire Bankcorp, Inc.	3,400	37,298
Wintrust Financial Corp.	6,200	264,678
Yardville National Bancorp	1,567	52,698

		18,195,157

Commercial Services & Supplies (4.0%)
ABM Industries, Inc.	9,400	187,812
Acco Brands Corp.*	10,800	242,352
Administaff, Inc.	4,700	170,610
Advisory Board Co. (The)*	4,300	251,421
Ambassadors International	2,900	71,137
American Ecology Corp.	3,300	69,927
American Reprographics Co.*	6,000	112,320
Amper Corp.	300	8,040
Barrett Business Services, Inc.	2,600	61,958
Bowne & Co., Inc.	7,200	119,952
Brady Corp., Class A	10,513	377,206
Casella Waste Systems, Inc., Class A	7,200	90,288
CBIZ, Inc.*	9,600	76,320
CDI Corp.	2,800	78,064
Cenveo, Inc.*	12,800	276,864
Clean Harbors, Inc.*	4,400	195,888
CompX International, Inc.	200	3,916
Comsys IT Partners, Inc.*	4,600	77,326
Consolidated Graphics, Inc.*	2,100	131,859
Cornell Cos., Inc.*	2,400	56,520
CoStar Group, Inc.*	3,900	208,455
CRA International, Inc.*	3,200	154,208
Deluxe Corp.	11,000	405,240
Diamond Management & Technology Consultants, Inc.	5,700	52,440
Ennis, Inc.	4,500	99,180
Exponet, Inc.*	3,700	92,833
First Advantage Corp., Class A*	2,000	35,340
FTI Consulting, Inc.*	9,000	452,790
Fuel Tech, Inc.*	4,400	97,196
G & K Services, Inc., Class A	5,700	229,140
Geo Group, Inc. (The)*	10,500	310,905
Healthcare Services Group, Inc.	10,950	221,957
Herman Miller, Inc.	15,400	417,956
Hudson Highland Group, Inc.*	6,700	85,291
Huron Consulting Group, Inc.*	3,800	275,956
ICT Group, Inc.*	1,600	21,456
IHS, Inc., Class A*	6,500	367,185
IKON Office Solutions, Inc.	21,700	278,845
Interface, Inc.	13,500	243,675
Kelly Services, Inc.	6,300	124,803
Kenexa Corp.*	6,400	196,992
Kforce, Inc.*	7,200	92,592
Knoll, Inc.	9,400	166,756
Korn/Ferry International*	12,600	208,026
Labor Ready, Inc.*	9,400	173,994
Layne Christensen Co.*	3,700	205,276
LECG Corp.*	6,300	93,870
M & F Worldwide Corp.*	2,400	120,456
Manhattan Associates, Inc.*	5,400	148,014
McGrath Rentcorp	6,500	216,060
Mine Safety Appliances Co.	5,700	268,527
Mobile Mini, Inc.*	8,900	215,024
Multi-Color Corp.	3,000	68,460
Navigant Consulting, Inc.*	12,900	163,314
Odyssey Marine Exploration, Inc.	11,800	73,042
On Assignment, Inc.*	9,100	84,994
PeopleSupport, Inc.*	4,800	57,408
PHH Corp.*	10,800	283,824
Pike Electric Corp.*	3,600	67,536
Resources Connection, Inc.	12,500	289,375
Rollins, Inc.	5,700	152,133
SAIC, Inc.*	23,800	456,722
Schawk, Inc., Class A	3,000	67,710
School Specialty, Inc.*	5,700	197,391
Spherion Corp.*	11,400	94,164
Standard Parking Corp.*	500	19,895
Standard Register Co.	2,900	36,859
Steiner Leisure Ltd.*	4,600	199,640
Taleo Corp., Class A*	4,400	111,804
Team, Inc.*	3,000	82,140
TeleTech Holdings, Inc.*	10,600	253,446
Tetra Technology, Inc.*	14,600	308,352
United Stationers, Inc.*	6,900	383,088
Viad Corp.	4,100	147,600
Volt Information Sciences, Inc.*	2,800	49,392
Waste Connections, Inc.*	16,200	514,512
Waste Industries U.S.A., Inc.	600	17,172
Waste Services, Inc.	3,900	37,869
Watson Wyatt Worldwide, Inc.	8,900	399,966

		13,558,026

Communications Equipment (2.3%)
3Com Corp.*	95,000	469,300
Acme Packet, Inc.*	3,500	53,970
Adtran, Inc.	13,900	320,117
Anaren, Inc.*	5,500	77,550
Andrew Corp.*	33,700	466,745
Arris Group, Inc.*	24,200	298,870
Avanex Corp.*	30,700	50,348
Avocent Corp.*	11,900	346,528
Bel Fuse, Inc., Class B	2,400	83,184
Bigband Networks, Inc.	1,100	7,040
Black Box Corp.	4,700	200,972
C-COR, Inc.*	10,400	119,496
Comtech Group, Inc.*	3,500	63,735
Comtech Telecommunications Corp.*	5,700	304,893
Digi International, Inc.*	3,700	52,688
Ditech Networks, Inc.*	6,300	33,201
Dycom Industries, Inc.*	8,300	254,229
EMS Technologies*	3,100	76,043
Extreme Networks, Inc.*	25,600	98,304
Finisar Corp.*	52,800	147,840
Foundry Networks, Inc.*	34,700	616,619
Harmonic, Inc.*	17,700	187,797
Harris Stratex Networks, Inc., Class A*	4,300	75,121
Interactive Intelligence, Inc.*	1,900	36,100
Ixia*	7,100	61,912
Loral Space & Communications, Inc.	1,900	75,525
MasTec, Inc.*	7,900	111,153
MRV Communications, Inc.*	25,600	63,488
Netgear, Inc.*	7,600	231,192
Network Equipment Technologies, Inc.*	4,400	63,800
Ntelos Holding Corp.	5,200	153,192
Oplink Communications, Inc.*	6,700	91,522
OpNext, Inc.*	2,400	27,840
Optium Corp.	4,200	43,596
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Communications Equipment (continued)
Orbcomm, Inc.	4,300	$32,379
Packeteer, Inc.	10,700	81,320
Plantronics, Inc.	9,800	279,790
Polycom, Inc.*	22,000	590,920
Powerwave Technologies, Inc.*	26,300	162,008
Seachange International, Inc.*	3,100	21,452
Sirenza Microdevices, Inc.*	10,200	176,358
Sonus Networks, Inc.*	53,400	325,740
Sycamore Networks, Inc.*	50,100	203,907
Symmetricom, Inc.*	9,400	44,180
Tekelec*	14,700	177,870
U.T. Starcom, Inc.*	29,800	109,068
ViaSat, Inc.*	4,900	151,067

		7,719,969

Computers & Peripherals (1.0%)
Adaptec, Inc.*	24,200	92,444
Avid Technology, Inc.*	8,900	241,012
Cray, Inc.	9,400	67,680
Electronics for Imaging, Inc.*	13,800	370,668
Emulex Corp.*	17,600	337,392
Gateway, Inc.*	61,900	116,372
Hurco Co., Inc.*	1,700	91,902
Hutchinson Technology, Inc.*	7,000	172,200
Hypercom Corp.*	14,100	63,732
Imation Corp.	7,100	174,163
Immersion Corp.*	6,900	113,022
Integral Systems, Inc.	1,261	27,099
Intermec, Inc.*	12,500	326,500
LivePerson, Inc.*	11,800	72,688
Palm, Inc.*	23,100	375,837
Quantum Corp.*	37,800	128,520
Rackable Systems, Inc.*	8,100	105,057
Rimage Corp.*	3,000	67,320
Silicon Graphics, Inc.	500	9,875
Smart Modular Technologies — KY*	9,000	64,350
STEC, Inc.*	4,400	33,572
Stratasys, Inc.*	4,800	132,288
Synaptics, Inc.*	6,300	300,888

		3,484,581

Construction & Engineering (0.8%)
Aecom Technology Corp.*	8,900	310,877
Comfort Systems U.S.A., Inc.	8,300	117,860
Emcor Group, Inc.*	14,300	448,448
Granite Construction, Inc.	8,700	461,274
Insituform Technologies, Inc.*	7,700	117,271
Integrated Electrical Services, Inc.	3,800	97,318
Perini Corp.*	5,600	313,208
Walter Industries, Inc.	10,700	287,830
Washington Group International, Inc.*	6,200	544,422

		2,698,508

Construction Materials (0.2%)
Headwaters, Inc.*	9,000	133,920
Michael Baker Corp.*	2,100	102,921
Texas Industries, Inc.	5,760	452,160
U.S. Concrete, Inc.*	10,500	69,195

		758,196

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	12,800	136,576
Advanta Corp., Class B	8,550	234,441
Cash America International, Inc.	6,200	233,120
CompuCredit Corp.*	5,300	115,063
Credit Acceptance Corp*	1,000	23,100
Dollar Financial Corp.*	4,500	128,385
EZCORP, Inc., Class A*	7,500	100,875
First Cash Financial Services, Inc.*	6,100	142,862
Nelnet, Inc.	2,700	49,248
Q.C. Holdings, Inc.	200	2,890
World Acceptance Corp.*	4,800	158,784

		1,325,344

Consumer Goods (0.4%)
1-800-Flowers.Com, Inc.*	7,000	81,130
American Dairy, Inc.	300	5,853
CEC Entertainment, Inc.*	5,800	155,846
Central Garden & Pet Co.*	14,100	126,618
Helen of Troy Ltd. — BR*	7,100	137,101
Jamba, Inc.*	14,700	103,341
Jo-Ann Stores, Inc.*	5,200	109,720
Nexcen Brands, Inc.	12,600	84,672
Tempur-Pedic International, Inc.	18,000	643,500

		1,447,781

Containers & Packaging (0.5%)
AEP Industries*	2,100	88,914
AptarGroup, Inc.	16,500	624,855
Chesapeake Corp.	4,000	33,840
Graphic Packaging Corp.*	11,700	52,884
Greif, Inc.	6,900	418,692
Myers Industries, Inc.	5,700	112,974
Rock-Tenn Co.	6,900	199,410
Silgan Holdings, Inc.	6,200	333,250

		1,864,819

Distributors (0.3%)
Audiovox Corp.*	3,400	34,986
Beijing Med-Pharm Corp.	7,400	86,210
Building Materials Holding Corp.	5,900	62,422
Core-Mark Holding Co., Inc.*	3,000	105,690
Keystone Automotive Industries, Inc.*	3,300	157,608
MWI Veterinary Supply, Inc.*	2,600	98,150
Potlatch Corp.	8,100	364,743
Scansource, Inc.*	7,000	196,770
Source Interlink Cos., Inc.*	11,300	39,776

		1,146,355

Diversified Consumer Services (1.3%)
Bright Horizons Family Solutions, Inc.*	6,300	269,892
Capella Education Co.*	2,900	162,139
Coinmach Service Corp.	4,000	47,960
Coinstar, Inc.*	5,800	186,586
Corinthian Colleges, Inc.*	21,400	340,474
CPI Corp.	900	34,668
DeVry, Inc.	14,400	532,944
Home Solutions of America, Inc.	8,200	27,798
INVESTools, Inc.	13,300	160,797
Jackson Hewitt Tax Service, Inc.	6,500	181,740
Matthews International Corp., Class A	6,400	280,320
Premier Exhibitions, Inc.*	7,200	108,576
Prepaid Depot, Inc.*	2,200	122,012
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Diversified Consumer Services (continued)
Regis Corp.	9,800	$312,718
Sotheby’s Holdings, Inc.	15,500	740,745
Stewart Enterprises, Inc., Class A	26,000	198,120
Strayer Education, Inc.	3,500	590,205
Universal Technical Institute, Inc.*	4,500	81,000

		4,378,694

Diversified Financial Services (0.8%)
Asset Acceptance Capital Corp.	2,500	29,000
Assured Guaranty Ltd. — BM	16,500	448,305
ASTA Funding, Inc.	2,800	107,296
Compass Diversified Trust	5,500	88,330
Encore Capital Group, Inc.*	5,100	60,180
Epoch Holding Corp.	3,400	47,872
Financial Federal Corp.	6,800	190,468
GFI Group, Inc.*	4,000	344,480
Interactive Brokers Group, Inc., Class A*	9,500	249,470
International Securities Exchange Holdings, Inc.	8,300	551,701
Ladenburg Thalmann Financial	11,500	22,540
Newstar Financial, Inc.	1,200	13,488
Portfolio Recovery Associates, Inc.	4,000	212,280
Primus Guaranty Ltd. — BM	7,500	78,900
Prospect Energy Corp.	6,200	105,524
Resource America, Inc., Class A	4,300	67,897
U.S. Global Investors, Inc, Class A	3,400	64,668
W.P. Stewart & Co. Ltd. — BM	3,400	33,728

		2,716,127

Diversified Telecommunication Services (1.0%)
Alaska Communications Systems Holdings, Inc.	11,900	171,955
Aruba Networks, Inc.	2,900	58,000
Atlantic Tele-Network, Inc.	2,300	83,605
Cbeyond, Inc.*	4,000	163,160
Cincinnati Bell, Inc.*	50,300	248,482
Cognet Communications Group, Inc.*	10,300	240,402
Fairpoint Communications, Inc.	8,300	156,538
General Communication, Inc.*	10,800	131,112
Globalstar, Inc.	3,400	24,922
Golden Telecom, Inc.	3,900	313,911
IDT Corp.	9,500	79,515
Ion Geophysical Corp.*	14,000	193,620
Iowa Telecommunications Services, Inc.	8,800	174,680
North Pittsburgh Systems, Inc.	4,400	104,544
PAETEC Holding Corp.*	14,700	183,309
Premiere Global Services, Inc.*	13,700	173,305
Shenandoah Telecommunications Co.	3,900	84,864
SureWest Communications	2,300	57,523
Time Warner Telecom, Inc.*	33,700	740,389
Vonage Holdings Corp.	12,800	13,184

		3,397,020

Electric Utilities (1.0%)
Allete, Inc.	6,500	290,940
Central Vermont Public Service	3,000	109,620
Cleco Corp.	14,800	373,996
El Paso Electric Co.*	10,500	242,865
Empire District Electric Co.	6,300	142,317
IDACORP, Inc.	10,600	347,044
ITC Holdings Corp.	10,200	505,410
MGE Energy, Inc.	3,800	127,072
Otter Tail Co.	5,800	206,770
Portland General Electric Co.	8,100	225,180
UIL Holdings Corp.	5,400	170,100
UniSource Energy Corp.	7,400	221,186
Westar Energy, Inc.	21,400	525,584

		3,488,084

Electrical Equipment (1.4%)
A.O. Smith Corp.	4,200	184,296
Acuity Brands, Inc.	10,300	519,944
American Superconductor Corp.*	9,100	186,368
Baldor Electric Co.	11,200	447,440
Belden CDT, Inc.	9,500	445,645
Encore Wire Corp.	6,300	158,319
Energy Conversion Devices, Inc.*	9,400	213,568
EnerSys*	6,000	106,620
Evergreen Solar, Inc.*	17,800	158,954
Franklin Electric Co., Inc.	5,200	213,772
FuelCell Energy, Inc.*	16,700	149,298
Genlyte Group, Inc.*	6,900	443,394
Graftech International Ltd.*	22,300	397,832
Lamson & Sessions Co.*	2,900	78,184
LSI Industries, Inc.	5,500	112,860
Medis Technologies, Inc.*	7,100	92,300
Powell Industries, Inc.*	1,600	60,624
Power-One, Inc.*	14,200	72,420
Preformed Line Products Co.	1,000	52,020
Regal-Beloit Corp.	6,500	311,285
Superior Essex, Inc.*	5,500	205,040
Vicor Corp.	2,800	33,936

		4,644,119

Electronic Equipment & Instruments (2.4%)
Acacia Research — Acacia Technologies	7,400	108,632
Agilysys, Inc.	8,500	143,650
Anixter International, Inc.*	6,900	568,905
Benchmark Electronics, Inc.*	15,100	360,437
Brightpoint, Inc.*	13,000	195,130
Checkpoint Systems, Inc.*	8,000	211,120
Cogent Communications Group, Inc.*	8,200	128,576
Cognex Corp.	11,600	206,016
Coherent, Inc.*	6,300	202,104
CPI International, Inc.*	200	3,802
CTS Corp.	6,600	85,140
Daktronics, Inc.	7,600	206,872
DTS, Inc.*	5,100	154,887
Echelon Corp.*	7,500	187,575
Electro Scientific Industries, Inc.*	7,200	172,512
Excel Technology, Inc.*	3,000	74,850
Faro Technologies, Inc.*	4,300	189,845
FLIR Systems, Inc.*	15,600	864,084
Insight Enterprises, Inc.*	12,100	312,301
IPG Photonics Corp.*	1,100	21,626
Itron, Inc.*	7,170	667,312
Kemet Corp.*	15,700	115,395
L-1 Identity Solutions, Inc.*	12,200	229,970
Littlefuse, Inc.*	5,900	210,571
LoJack Corp.*	3,900	73,944
Measurement Specialties, Inc.	3,900	108,810
Mercury Computer Systems, Inc.*	4,500	46,260
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Electronic Equipment & Instruments (continued)
Methode Electronics	9,400	$141,470
MTS Systems Corp.	4,200	174,720
Multi-Fineline Electronix, Inc.	1,000	14,830
Newport Corp.*	9,300	141,639
On2 Technologies, Inc.	30,100	34,916
OSI Systems, Inc.*	4,900	110,299
Oyo Geospace Corp.	1,300	120,523
P.C. Connection, Inc.*	500	6,250
Park Electrochemical Corp.	4,200	141,036
Plexus Corp.*	9,500	260,300
RadiSys Corp.*	6,800	84,660
Rofin-Sinar Technologies, Inc.*	3,100	217,651
Rogers Corp.*	3,600	148,284
Stoneridge, Inc.*	1,100	11,220
Synnex Corp.*	2,200	45,232
Technitrol, Inc.	8,200	220,990
TTM Technologies, Inc.*	11,000	127,270
Universal Display Corp.*	6,300	111,636
X-Rite, Inc.	5,900	85,196
Zygo Corp.	5,400	70,362

		8,118,810

Energy Equipment & Services (1.6%)
Allis-Chalmers Energy, Inc.*	4,600	87,124
Atwood Oceanics, Inc.*	5,800	444,048
Basic Energy Services, Inc.*	10,600	222,812
Bristow Group, Inc.*	4,100	179,211
Bronco Drilling Co., Inc.*	7,200	106,560
Cal Dive International, Inc.*	2,900	43,500
Carbo Ceramics, Inc.	4,100	207,993
Complete Production Services*	8,100	165,888
Dawson Geophysical Co.*	2,100	162,771
Drill-Quip, Inc.*	5,300	261,555
ENGlobal Corp.	3,600	41,076
Exide Technologies	10,500	68,250
Hercules Offshore, Inc.*	19,810	517,239
Horizon Offshore, Inc.*	6,000	99,000
Lufkin Industries	4,000	220,080
Matrix Service Corp.*	6,700	140,365
NATCO Group, Inc., Class A*	3,500	181,125
Newpark Resources, Inc.*	18,200	97,552
Oil States International, Inc.*	10,500	507,150
Parker Drilling Co.*	22,500	182,700
PHI, Inc.*	3,800	114,532
Pioneer Drilling Co.*	10,000	121,800
RPC Energy Services, Inc.	6,500	92,365
Sulphco, Inc.	7,400	65,120
Superior Offshore International, Inc.	800	9,000
Superior Well Services, Inc.*	3,200	72,736
T-3 Energy Services, Inc.*	2,100	89,544
Trico Marine Services, Inc.*	3,800	113,240
Union Drilling, Inc.*	1,700	24,786
W-H Energy Services, Inc.*	7,300	538,375
Willbros Group, Inc. — PA*	5,900	200,600

		5,378,097

Food & Staples Retailing (1.0%)
Andersons, Inc. (The)	4,100	196,882
Benihana, Inc.*	4,300	74,433
Cal-Maine Foods, Inc.	3,800	95,912
Carrols Restaurant Group, Inc.	800	8,960
Casey’s General Stores, Inc.	12,600	349,020
Central European Distribution Corp.*	8,200	392,862
Great Atlantic & Pacific Tea Co., Inc.*	5,000	152,300
Ingles Markets, Inc., Class A	2,900	83,114
Longs Drug Stores Corp.	6,800	337,756
Nasch-Finch Co.	3,600	143,388
Pantry, Inc.*	6,000	153,780
Pathmark Stores, Inc.	8,800	112,200
Performance Food Group Co.*	8,700	262,131
PriceSmart, Inc.	2,100	49,560
Ruddick Corp.	8,300	278,382
Spartan Stores, Inc.	5,900	132,927
Topps Co., Inc.	8,800	85,272
United Natural Foods, Inc.*	10,900	296,698
Village Super Market, Inc., Class A	600	31,200
Weis Markets, Inc.	2,500	106,725
Winn-Dixie Stores, Inc.*	9,000	168,480

		3,511,982

Food Products (0.9%)
Alico, Inc.	600	26,004
Chiquita Brands International, Inc.*	9,400	148,802
Farmer Brothers Co.	500	12,440
Flowers Foods, Inc.	18,850	410,930
Fresh Del Monte Produce, Inc. — KY	5,500	158,125
Green Mountain Coffee, Inc.*	4,500	149,355
Hain Celestial Group, Inc.*	10,000	321,300
Imperial Sugar Co.	2,400	62,712
J & J Snack Foods Corp.	2,200	76,604
Lancaster Colony Corp.	4,900	187,033
Lance, Inc.	6,300	145,026
Maui Land & Pineapple Co., Inc.*	900	27,396
Peet’s Coffee & Tea, Inc.*	4,300	120,013
Pilgrim’s Pride Corp.	9,300	322,989
Ralcorp Holding, Inc.*	6,200	346,084
Reddy Ice Holdings, Inc.	4,000	105,480
Sanderson Farms, Inc.	4,400	183,348
Seaboard Corp.	44	86,240
Tootsie Roll Industries, Inc.	7,100	188,363
Treehouse Foods, Inc.*	6,000	162,300

		3,240,544

Gas Distribution (0.1%)
Piedmont Natural Gas Co., Inc.	15,600	391,404
Semco Energy, Inc.*	3,900	30,771

		422,175

Gas Utilities (0.6%)
EnergySouth, Inc.	1,700	85,714
Laclede Group, Inc. (The)	4,000	129,120
New Jersey Resources Corp.	6,200	307,458
Nicor, Inc.	10,200	437,580
Northwest Natural Gas Co.	6,100	278,770
South Jersey Industries, Inc.	6,700	233,160
Southwest Gas Corp.	10,700	302,703
WGL Holdings, Inc.	12,100	410,069

		2,184,574

Health Care Equipment & Supplies (3.6%)
Abaxis, Inc.*	5,100	114,495
ABIOMED, Inc.*	5,500	68,365
Accuray, Inc.*	4,900	85,554
Align Technology, Inc.*	13,800	349,554
American Medical Systems Holdings, Inc.*	17,100	289,845
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Analogic Corp.	3,700	$235,912
Angiodynamics, Inc.*	4,200	79,170
Arrow International, Inc.	6,200	282,038
Arthrocare Corp.*	6,800	380,052
Aspect Medical Systems, Inc.*	4,900	66,493
Cantel Medical Corp.	1,200	18,732
Cepheid, Inc.*	13,400	305,520
Conceptus, Inc.*	7,200	136,656
CONMED Corp.*	7,500	209,925
Cutera, Inc.*	2,200	57,662
Cyberonics, Inc.*	4,500	62,730
Cynosure, Inc.*	2,200	81,180
D.J. Orthopedics, Inc.*	4,800	235,680
Datascope Corp.	2,800	94,668
ev3, Inc.*	2,200	36,124
Foxhollow Technologies*	4,000	105,600
Greatbatch, Inc.*	3,900	103,701
Haemonetics Corp.*	5,900	291,578
Hansen Medical, Inc.*	3,100	84,041
Hologic, Inc.*	12,700	774,700
I-Flow Corp.	4,100	76,219
ICU Medical, Inc.*	3,400	131,750
Immucor, Inc.*	14,700	525,525
Insulet Corp.*	600	13,050
Integra LifeSciences Holdings*	4,700	228,326
Invacare Corp.	5,800	135,604
Inverness Medical Innovations, Inc.*	12,560	694,819
Kensey Nash Corp.*	3,600	93,996
Kyphon, Inc.*	10,100	707,000
LifeCell Corp.*	8,400	315,588
Matria Healthcare, Inc.*	4,300	112,488
Medical Action Industries, Inc.*	2,800	66,248
Mentor Corp.	8,300	382,215
Meridian Bioscience, Inc.	10,050	304,716
Merit Medical Systems, Inc.*	5,300	68,794
Micrus Endovascular Corp.	4,700	85,869
Natus Medical, Inc.*	5,800	92,452
Northstar Neuroscience, Inc.	6,200	69,192
Nuvasive, Inc.*	8,700	312,591
NxStage Medical, Inc.*	5,900	85,491
Orasure Technologies, Inc.*	9,300	93,465
Palomar Medical Technologies, Inc.*	3,700	105,413
PolyMedica Corp.	5,200	273,104
Quidel Corp.*	5,800	113,448
Sirona Dental Systems, Inc.*	3,400	121,278
SonoSite, Inc.*	4,400	134,288
Spectranetics Corp.*	8,700	117,276
Stereotaxis, Inc.*	4,600	63,434
Steris Corp.	13,500	368,955
Surmodics, Inc.*	3,800	186,238
Symmetry Medical, Inc.*	6,700	111,890
Synutra International, Inc.	200	5,970
Thoratec Corp.*	12,100	250,349
Tomotherapy, Inc.*	1,600	37,168
Ventana Medical Systems, Inc.*	6,400	549,824
Vital Signs, Inc.	1,800	93,852
Volcano Corp.	3,900	64,116
West Pharmaceutical Services, Inc.	6,700	279,122
Wright Medical Group, Inc.*	7,700	206,514
Zoll Medical Corp.*	4,200	108,864

		12,336,476

Health Care Providers & Services (2.2%)
Air Methods Corp.*	2,900	133,980
Alliance Imaging, Inc.*	3,100	28,086
Amedisys, Inc.*	6,700	257,414
American Dental Partners*	3,900	109,239
Amerigroup Corp.*	12,200	420,656
AMN Healthcare Services, Inc.*	7,000	131,110
Amsurg Corp.*	7,900	182,253
Animal Health International, Inc.	800	8,904
Apria Healthcare Group, Inc.*	8,800	228,888
Assisted Living Concepts, Inc.*	10,600	96,884
Capital Senior Living Corp.*	2,500	21,050
Centene Corp.*	8,800	189,288
Chemed Corp.	5,100	317,016
CorVel Corp.*	1,900	43,928
Cross Country Healthcare, Inc.*	6,700	117,049
CryoLife, Inc.*	3,100	29,295
Emergency Medical Services*	1,400	42,350
Emeritus Co.	2,000	54,200
Gentiva Health Services, Inc.*	7,900	151,759
HealthExtras, Inc.*	8,100	225,423
Healthsouth Corp.*	17,000	297,670
Healthspring, Inc.*	9,500	185,250
Healthways, Inc.*	8,200	442,554
HMS Holdings Corp.*	5,700	140,277
Hythiam, Inc.*	8,800	65,472
InVentiv Health, Inc.*	7,300	319,886
Kindred Healthcare, Inc.*	6,100	109,251
Landauer, Inc.	1,700	86,632
LCA-Vision, Inc.	4,700	138,133
LHC Group, Inc.*	4,300	92,321
Magellan Health Services, Inc.*	8,900	361,162
Medcath Corp.*	3,000	82,380
Molina Healthcare, Inc.*	2,200	79,794
National Healthcare Corp.	1,000	51,390
Nighthawk Radiology Holdings, Inc.*	5,100	125,001
Odyssey Healthcare, Inc.*	7,700	73,997
Owens & Minor, Inc.	8,600	327,574
Providence Service Corp.*	2,600	76,336
PSS World Medical, Inc.*	16,900	323,297
Psychiatric Solutions, Inc.*	12,600	494,928
Radiation Therapy Services, Inc.	3,700	77,034
RehabCare Group, Inc.*	4,300	75,637
Res-Care, Inc.*	5,300	121,052
Skilled Healthcare Group, Inc.*	6,200	97,650
Sun Healthcare Group, Inc.*	10,200	170,442
Sunrise Senior Living, Inc.*	9,200	325,404
Visicu, Inc.*	4,000	30,320

		7,559,616

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	13,600	367,608
Computer Programs & Systems, Inc.	2,300	60,628
Eclipsys Corp.*	8,900	207,548
GTx, Inc.*	2,500	40,700
Omicell, Inc.*	8,500	242,590
Phase Forward*	10,600	212,106
TriZetto Group, Inc. (The)*	11,800	206,618
Vital Images, Inc.*	4,700	91,744

		1,429,542

Hotels, Restaurants & Leisure (2.7%)
AFC Enterprises, Inc.*	6,400	96,320
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Ambassadors Group, Inc.	4,200	$160,020
Ameristar Casinos, Inc.	6,300	177,030
Applebee’s International, Inc.	16,900	420,472
Bally Technologies, Inc.*	11,900	421,617
BJ’s Restaurants, Inc.*	2,300	48,415
Bluegreen Corp.*	2,500	19,375
Bob Evans Farms, Inc.	9,100	274,638
Buffalo Wild Wings, Inc.*	3,700	139,564
California Pizza Kitchen, Inc.*	7,900	138,803
CBRL Group, Inc.	6,400	261,120
Chipotle Mexican Grill, Inc.*	7,100	759,700
Churchill Downs, Inc.	1,500	74,940
CKE Restaurants, Inc.	12,200	197,762
Denny’s Corp.	23,800	95,200
Domino’s Pizza, Inc.	7,900	131,061
Dover Downs Gaming & Entertainment, Inc.	3,200	33,248
Gaylord Entertainment Co.*	9,900	526,878
Great Wolf Resorts, Inc.*	4,300	53,148
IHOP Corp.	4,000	253,320
Isle of Capri Casinos, Inc.*	4,900	95,305
Jack in the Box, Inc.*	6,520	422,757
Krispy Kreme Doughnuts, Inc.	13,100	52,400
Landry’s Restaurants, Inc.	3,400	89,964
Life Time Fitness, Inc.*	7,700	472,318
Lodgian, Inc.	3,000	35,400
Magna Entertainment Corp., Class A	8,100	18,387
Marcus Corp.	3,100	59,520
McCormick & Schmick’s Seafood Restaurants, Inc.*	4,600	86,618
Monarch Casino & Resort, Inc.*	1,700	48,365
Morgans Hotel Group Co.*	5,600	121,800
Morton’s Restaurant Group, Inc.*	1,400	22,260
MTR Gaming Group, Inc.*	5,300	50,509
Multimedia Games, Inc.*	7,300	62,196
O’Charley’s, Inc.	7,300	110,668
P.F. Chang’s China Bistro, Inc.*	5,800	171,680
Papa John’s International, Inc.*	6,200	151,528
Pinnacle Entertainment, Inc.*	12,300	334,929
RARE Hospitality International, Inc.*	7,800	297,258
Red Robin Gourmet Burgers*	4,500	193,050
Riviera Holdings Corp.	1,500	42,075
Ruby Tuesday, Inc.	11,000	201,740
Ruth’s Chris Steak House, Inc.*	6,100	86,925
Shuffle Master, Inc.*	8,400	125,580
Six Flags, Inc.	18,200	62,972
Sonic Corp.*	16,400	383,760
Speedway Motorsports, Inc.	2,500	92,500
Steak n Shake Co. (The)*	4,500	67,545
Texas Roadhouse, Inc., Class A*	10,600	124,020
Town Sports International Holdings, Inc.	2,600	39,546
Triarc Cos., Inc.	12,000	150,120
Trump Entertainment Resorts, Inc.*	10,000	64,500
Vail Resorts, Inc.*	7,300	454,717
WMS Industries, Inc.*	8,250	273,075

		9,348,618

Household Durables (0.8%)
American Greetings Corp., Class A	11,300	298,320
Avatar Holdings*	2,000	99,860
Beazer Homes U.S.A., Inc.	11,500	94,875
Blyth Industries, Inc.	6,100	124,745
Brookfield Homes Corp.	2,500	46,375
Champion Enterprises, Inc.*	15,500	170,190
CSS Industries, Inc.	1,600	57,552
Ethan Allen Interiors, Inc.	6,000	196,140
Furniture Brands International, Inc.	9,800	99,372
Hooker Furniture Corp.	2,200	44,044
Hovnanian Enterprises, Inc.*	10,500	116,445
iRobot Corp.*	4,600	91,448
Kimball International, Inc., Class B	7,400	84,212
La-Z-Boy, Inc.	9,300	68,634
Libbey, Inc.	2,000	35,040
Lifetime Brands, Inc.	4,000	81,160
M/I Homes, Inc.	3,200	44,448
Meritage Corp.*	5,300	74,836
National Presto Industries, Inc.	900	47,700
Palm Harbor Homes, Inc.*	2,000	24,960
Russ Berrie & Co., Inc.*	3,100	52,080
Sealy Corp.	7,700	108,108
Skyline Corp.	1,800	54,144
Standard Pacific Corp.	18,300	101,382
Syntax-Brillian Corp.*	18,300	74,481
Tarragon Realty Investors, Inc.*	1,200	3,144
Tupperware Corp.	13,700	431,413
Universal Electronics, Inc.*	2,900	94,250
WCI Communities, Inc.*	9,400	56,306

		2,875,664

Household Products (0.1%)
Spectrum Brands, Inc.*	9,900	57,420
WD-40 Co.	4,700	160,458

		217,878

Independent Power Producers & Energy Traders (0.0%)
Ormat Technologies, Inc.	2,400	111,216
Industrial Conglomerates (0.2%)
Raven Industries, Inc.	3,200	128,160
Sequa Corp., Class A*	1,500	248,670
Standex International Corp.	2,500	51,700
Tredegar Industries, Inc.	5,800	100,050

		528,580

Insurance (3.0%)
Alfa Corp.	5,600	101,808
American Equity Investment Life Holding Co.	14,600	155,490
American Physicians Capital, Inc.	2,700	105,192
Amerisafe, Inc.*	5,100	84,354
AmTrust Financial Services, Inc.	6,900	104,673
Argo Group International Holdings, Ltd. — BM*	5,809	252,750
Aspen Insurance Holdings Ltd. — BR	20,300	566,573
Baldwin & Lyons, Inc., Class B	1,600	43,696
Citizens, Inc.*	10,800	82,620
CNA Surety Corp.*	1,900	33,497
Commerce Group, Inc.	12,800	377,216
Crawford & Co., Class B*	5,100	31,824
Darwin Professional Underwriters, Inc.	1,600	34,560
Delphi Financial Group, Inc., Class A	10,600	428,452
Donegal Group, Inc., Class A	1,200	19,416
eHealth, Inc.*	4,000	110,800
EMC Insurance Group, Inc.	1,200	31,188
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Insurance (continued)
Employers Holdings, Inc.	10,800	$222,588
Enstar Group Ltd.	1,300	164,775
FBL Financial Group, Inc., Class A	2,400	94,776
First Acceptance Corp.*	1,800	9,090
First Mercury Financial Corp.*	4,000	86,040
Flagstone Reinsurance Holdings Ltd. — BM	600	7,974
FPIC Insurance Group, Inc.*	2,700	116,235
Great American Financial Resources, Inc.	1,800	44,136
Greenlight Capital Ltd.*	3,300	66,924
Harleysville Group, Inc.	2,500	79,950
Hilb, Rogal & Hamilton Co.	7,600	329,308
Horace Mann Educators Corp.	9,500	187,245
Independence Holding Co.	400	8,152
Infinity Property & Casualty Corp.	5,200	209,144
IPC Holdings Ltd. — BM	14,800	426,980
James River Group, Inc.	2,100	68,040
Kansas City Life Insurance Co.	300	13,224
LandAmerica Financial Group, Inc.	4,500	175,410
Max Re Capital Ltd.	14,200	398,168
Meadowbrook Insurance Group, Inc.*	5,300	47,753
Midland Co. (The)	2,000	109,920
Montpelier Re Holdings Ltd. — BM	24,300	430,110
National Financial Partners Corp.	7,900	418,542
National Interstate Corp.	2,200	67,738
National Western Life Insurance Co., Class A	400	102,384
Navigators Group, Inc. (The)*	3,300	179,025
Nymagic, Inc.	1,200	33,372
Odyssey Re Holdings Corp.	5,500	204,105
Phoenix Co., Inc.	24,100	340,051
Platinum Underwriters Holdings Ltd. — BM	13,500	485,460
PMA Capital Corp., Class A*	6,600	62,700
Presidential Life Corp.	6,000	101,760
ProAssurance Corp.*	6,900	371,703
Ram Holdings Ltd. — BM	1,800	16,740
RLI Corp.	4,300	243,896
Safety Insurance Group, Inc.	4,600	165,324
Scottish Re Group Ltd.	9,600	30,624
Seabright Insurance Holdings*	6,000	102,420
Security Capital Assurance Ltd.	6,600	150,744
Selective Insurance Group, Inc.	12,300	261,744
State Auto Financial Corp.	2,100	61,425
Stewart Information Services Corp.	3,500	119,945
Tower Group, Inc.	5,400	141,372
United America Indemnity Ltd.*	6,800	146,268
United Fire & Casualty Corp.	4,100	160,269
Universal American Financial Corp.*	9,300	212,133
Zenith National Insurance Co.	7,600	341,164

		10,380,959

Internet & Catalog Retail (0.7%)
Blue Nile, Inc.*	3,300	310,596
FTD Group, Inc.	2,400	35,712
Gaiam, Inc.*	4,900	117,747
GSI Commerce, Inc.*	5,200	138,320
Knot, Inc. (The)*	6,600	140,316
Netflix, Inc.*	11,000	227,920
Overstock.com, Inc.*	3,300	95,040
PetMed Express, Inc.*	5,700	79,857
Priceline.com, Inc.*	8,400	745,500
Shutterfly, Inc.*	2,600	82,966
Stamps.com, Inc.*	5,600	67,032
Systemax, Inc.	2,100	42,924
ValueVision International, Inc., Class A*	6,200	45,942
VistaPrint Ltd. — BMB	10,500	392,385

		2,522,257

Internet Software & Services (2.2%)
Ariba, Inc.*	19,800	213,444
Art Technology Group, Inc.*	35,900	108,418
Asiainfo Holdings, Inc.*	4,500	40,770
Bankrate, Inc.*	3,000	138,360
Blue Coat Systems, Inc.*	3,200	252,032
CMGI, Inc.*	99,900	135,864
CNET Networks, Inc.*	35,700	265,965
Cybersource Corp.*	8,800	102,872
Dealertrack Holdings, Inc.*	6,700	280,596
Digital River, Inc.*	9,200	411,700
DivX, Inc.	3,800	56,506
EarthLink, Inc.*	31,200	247,104
Equinix, Inc.*	7,500	665,175
Global Crossing Ltd. — BR*	5,900	124,372
Greenfield Online	6,300	96,075
Ibasis, Inc.*	5,400	58,050
Imergent, Inc.	1,800	40,374
Infospace, Inc.	8,800	154,528
Internap Network Services*	9,500	134,615
Internet Capital Group, Inc.	6,900	82,800
Interwoven, Inc.*	8,900	126,647
iPass, Inc.*	9,300	39,060
J2 Global Communications, Inc.*	10,200	333,846
Keynote Systems, Inc.*	5,100	70,023
Liquidity Services, Inc.*	2,100	23,079
Loopnet, Inc.*	7,000	143,780
Marchex, Inc., Class B	8,600	81,786
NIC, Inc.	5,300	36,782
Omniture, Inc.*	6,700	203,144
Online Resources & Commmunications Corp.*	7,500	94,800
Openwave Systems, Inc.	17,300	75,774
Perficient, Inc.*	5,900	129,033
RealNetworks, Inc. (b) (c)*	26,300	178,314
S1 Corp.*	13,800	124,890
Savvis, Inc.*	6,800	263,704
Smith Micro Software, Inc.*	7,500	120,450
Sohu.com, Inc.*	6,400	241,344
SonicWALL, Inc.*	13,500	117,855
Synchronoss Technologies, Inc.*	4,700	197,682
Techtarget	500	8,450
Terremark Worldwide, Inc.*	12,900	92,493
TheStreet.com, Inc.	4,200	50,862
Travelzoo, Inc.	900	20,655
United Online, Inc.	13,500	202,635
ValueClick, Inc.*	23,600	530,056
Vignette Corp.*	7,400	148,518
Visual Sciences, Inc.*	4,100	59,204
Vocus, Inc.*	3,500	102,340
Websense, Inc.*	9,100	179,543

		7,606,369

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
IT Services (1.3%)
Authorize.Net Holdings, Inc.*	7,600	$133,988
Bearingpoint, Inc.*	39,700	160,785
CACI International, Inc., Class A*	7,200	367,848
Cass Information Systems, Inc.	500	17,885
Ciber, Inc.*	11,000	85,910
CSG Systems International, Inc.*	11,300	240,125
Enernoc, Inc.*	200	7,636
Euronet Worldwide, Inc.*	11,350	337,889
Exlservice Holdings, Inc.*	3,800	80,788
Forrester Research, Inc.*	3,000	70,710
Gartner, Inc. *	16,900	413,374
Gevity HR, Inc.	6,500	66,625
Global Cash Access, Inc.	7,800	82,602
Heartland Payment Systems, Inc.	2,500	64,250
iGATE Corp.*	2,400	20,568
infoUSA, Inc.	5,600	52,024
Isilon Systems, Inc.	200	1,540
Lionbridge Technologies, Inc.	12,200	48,678
ManTech International Corp.*	3,600	129,528
Maximus, Inc.	4,400	191,752
MPS Group, Inc.*	20,700	230,805
Ness Technologies, Inc.*	6,500	70,980
Perot Systems Corp., Class A*	17,800	300,998
RightNow Technologies, Inc.*	3,600	57,924
Safeguard Scientifics, Inc.	18,800	43,052
Sapient Corp.*	16,500	110,715
SI International, Inc.*	3,500	99,995
SRA International, Inc.*	8,100	227,448
Sykes Enterprises, Inc.*	6,500	107,965
Syntel, Inc.	2,400	99,792
TNS, Inc.	7,100	114,026
Tyler Technologies, Inc.*	7,900	105,465
Wright Express Corp.*	8,100	295,569

		4,439,239

Leisure Equipment & Products (0.5%)
Arctic Cat, Inc.	4,200	68,712
Callaway Golf Co.	16,700	267,367
Gander Mountain Co.*	2,700	14,607
JAKKS Pacific, Inc.*	7,400	197,654
Leapfrog Enterprises, Inc.*	5,800	47,850
Marine Products Corp.	900	7,632
Marvel Entertainment, Inc.*	10,800	253,152
Nautilus Group, Inc. (The)	9,000	71,730
Oakley, Inc.	4,400	127,732
Polaris Industries, Inc.	8,800	383,856
RC2 Corp.*	4,200	116,298
Smith & Wesson Holding Corp.*	7,500	143,175
Steinway Musical Instruments, Inc.	2,800	82,936
Sturm Ruger & Co., Inc.*	3,900	69,849

		1,852,550

Life Sciences Tools & Services (0.9%)
Affymetrix, Inc.*	16,600	421,142
Albany Molecular Research*	6,400	96,640
Bruker Bioscience Corp.*	12,200	107,360
Dionex Corp.*	4,700	373,462
Enzo Biochem, Inc.*	5,300	60,155
Eresearch Technology, Inc.*	8,400	95,676
Illumina, Inc.*	11,800	612,184
Kendle International, Inc.*	3,600	149,508
Luminex Corp.*	9,300	140,244
PAREXEL International Corp.*	6,800	280,636
Pharmanet Development Group, Inc.*	3,800	110,314
PRA International*	4,000	117,600
Valhi, Inc.	1,400	33,250
Varian, Inc.*	7,400	470,714
Verenium Corp.	6,900	36,432

		3,105,317

Machinery (2.7%)
3D Systems Corp.*	4,000	94,480
Accuride Corp.*	3,500	42,385
Actuant Corp.	6,300	409,311
Albany International Corp., Class A	5,700	213,693
Altra Holdings, Inc.*	3,900	65,013
American Railcar Industries, Inc.	2,700	59,454
American Science & Engineering, Inc.	1,800	112,788
Ampco-Pittsburgh Corp.	1,500	59,070
Astec Industries, Inc.*	3,800	218,310
ASV, Inc.*	4,100	57,523
Badger Meter, Inc.	2,600	83,330
Barnes Group, Inc.	9,400	300,048
Briggs & Stratton Corp.	10,300	259,354
Bucyrus International, Inc., Class A	8,800	641,784
Cascade Corp.	2,700	175,959
Chart Industries, Inc.*	3,900	125,424
Circor International, Inc.	3,000	136,230
Clarcor, Inc.	11,900	407,099
Columbus McKinnon Corp.*	4,900	121,961
Commercial Vehicle Group, Inc.*	3,100	39,773
Dynamic Materials Corp.	3,100	148,459
Enpro Industries, Inc.*	4,100	166,460
ESCO Technologies, Inc.*	6,300	209,412
Federal Signal Corp.	9,700	148,992
Flow International Corp.*	10,900	96,138
Force Protection, Inc.*	14,900	322,734
Freightcar America, Inc.	3,000	114,600
Gehl Co.*	2,600	58,058
Gorman-Rupp	2,300	76,268
Greenbrier Cos., Inc.	4,000	106,840
Hardinge, Inc.	3,300	114,939
Kadant, Inc.*	3,100	86,800
Kaydon Corp.	6,300	327,537
Lindsay Manufacturing Co.	3,000	131,340
Middleby Corp.*	2,800	180,712
Miller Industries, Inc.	1,900	32,528
Mueller Industries, Inc.	7,900	285,506
Mueller Water Products, Inc., Class A	28,000	346,920
NACCO Industries, Inc., Class A	1,100	113,828
Nordson Corp.	8,300	416,743
RBC Bearings, Inc.*	5,600	214,760
Robbins & Myers, Inc.	2,800	160,412
Sun Hydraulics Corp.	3,100	98,580
Tecumseh Products Co.	4,600	88,550
Tennant Co.	3,400	165,580
Titan International, Inc.	4,600	146,832
Trimas Corp.*	700	9,289
TurboChef Technologies, Inc.*	5,700	75,240
Twin Disc, Inc.	1,400	81,480
Valmont Industries, Inc.	4,400	373,340
Wabash National Corp.	6,200	69,998
Wabtec Corp.	10,100	378,346
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Machinery (continued)
Watts Industries, Inc.	6,300	$193,410

		9,163,620

Manufacturing (0.4%)
AZZ, Inc.*	3,000	104,880
Blount International, Inc.*	9,500	107,920
Coleman Cable, Inc.	3,500	48,440
Darling International, Inc.*	17,900	177,031
Gerber Scientific, Inc.*	4,700	50,995
II-VI, Inc*	4,800	165,744
L.B. Foster Co.*	2,900	126,034
Park-Ohio Holdings Corp.	2,600	67,470
Woodward Governor Co.	7,300	455,520

		1,304,034

Marine (0.5%)
American Commercial Lines, Inc.*	13,300	315,609
Arlington Tankers Ltd.	1,700	41,871
Double Hull Tankers, Inc. — MH	6,500	96,785
Eagle Bulk Shipping, Inc.	10,700	275,418
Genco Shipping & Trading Ltd. — MH	4,200	275,226
General Maritime Corp. — MH	5,300	147,923
Great Lakes Dredge & Dock Co.*	100	876
Nordic American Tanker Shipping Ltd. — BM	5,900	231,516
Ship Finance International — BM	6,600	173,382
TBS International Ltd. — BM*	1,600	66,000
Ultrapetrol Bahamas Ltd. — BS	3,500	58,135

		1,682,741

Media (1.8%)
Arbitron, Inc.	6,000	272,040
Belo Corp., Class A	21,000	364,560
Carmike Cinemas, Inc.	4,600	84,502
Catalina Marketing Corp.*	8,400	272,076
Charter Communications, Inc.*	93,700	241,746
Cinemark Holdings, Inc.	4,600	85,376
Citadel Broadcasting Co.	48,370	201,219
CKX, Inc.*	8,300	102,173
Courier Corp.	1,900	66,899
Cox Radio, Inc.*	6,700	87,435
Crown Media Holdings, Inc.	3,300	23,727
Cumulus Media, Inc.*	9,200	94,024
D.G. Fastchannel, Inc.*	3,700	87,246
Emmis Communications Corp.	9,300	45,942
Entercom Communications Corp.	6,800	131,444
Entravision Communications Corp.*	13,000	119,860
Fisher Cos., Inc.*	1,100	54,857
GateHouse Media, Inc.	7,300	93,075
Gemstar-TV Guide International, Inc.*	60,900	423,864
Gray Television, Inc.	8,500	72,165
Harris Interactive, Inc.*	11,000	47,410
Interactive Data Corp.	7,000	197,400
Journal Communications, Inc.	8,800	83,424
Knology, Inc.*	4,500	75,285
Lakes Entertainment, Inc.*	5,400	51,462
Lee Enterprises, Inc.	10,400	161,928
Lin TV Corp., Class A*	5,500	71,555
Live Nation, Inc.*	15,600	331,500
LodgeNet Entertainment Corp.*	6,100	154,696
Martha Stewart Living Omnimedia, Inc.*	5,400	62,910
Media General, Inc.	5,900	162,309
Mediacom Communications Corp.*	16,300	114,915
Morningstar, Inc.*	2,300	141,220
National Cinemedia, Inc.	9,800	219,520
Nexstar Broadcasting Group, Inc.	600	6,294
Playboy Enterprises, Inc.	5,200	55,848
Primedia, Inc.	8,183	114,894
Radio One, Inc.*	15,400	57,442
RCN Corp.	9,200	113,160
Salem Communications Corp., Class A	1,600	12,800
Scholastic Corp.*	7,900	275,394
Sinclair Broadcast Group, Inc.	13,800	166,152
Spanish Broadcasting System, Inc.*	9,300	23,994
Sun-Times Media Group, Inc.	16,500	37,455
TiVo, Inc.*	25,700	163,195
Valassis Communications, Inc.*	9,700	86,524
Westwood One, Inc.	14,100	38,775
World Wrestling Federation Entertainment, Inc.	4,600	69,368

		6,021,059

Metals & Mining (1.6%)
A.M. Castle & Co.	2,300	74,980
AMCOL International Corp.	4,900	162,141
Apex Silver Mines Ltd.*	12,000	233,400
Brush Engineered Materials, Inc.*	4,200	217,938
Century Aluminum Co.*	6,810	358,546
Claymont Steel Holdings, Inc.*	600	12,150
Coeur d’Alene Mines Corp.*	69,000	261,510
Compass Minerals International, Inc.	6,600	224,664
Gibraltar Industries, Inc.	5,100	94,350
Haynes International, Inc.*	2,600	221,962
Hecla Mining Co.*	28,200	252,390
Idaho General Mines, Inc.	13,000	86,320
Kaiser Aluminum Corp.	3,800	268,166
Metal Management, Inc.	5,800	314,360
Northwest Pipe Co.*	2,900	109,678
Oilsands Quest, Inc.	14,000	62,020
Olympic Steel, Inc.	2,900	78,764
Quanex Corp.	7,700	361,746
Royal Gold, Inc.	6,500	212,875
RTI International Metals, Inc.*	5,200	412,152
Ryerson, Inc.	5,500	185,570
Schnitzer Steel Industries, Inc.	5,000	366,450
Stillwater Metals & Mining Co.*	8,000	82,320
U.S. Gold Corp.	10,500	65,835
Universal Stainless & Alloy Products, Inc.*	2,000	79,580
Uranium Resources, Inc.	12,500	117,375
Wheeling-Pittsburgh Corp.	2,600	50,180
Worthington Industries, Inc.	14,500	341,620

		5,309,042

Multi-Utilities (0.5%)
Aquila, Inc.*	76,500	306,765
Avista Corp.	10,700	217,745
Black Hills Corp.	7,700	315,854
C.H. Energy Group, Inc.	3,200	152,960
Northwestern Corp.	9,300	252,681
PNM, Inc.	15,900	370,152

		1,616,157

Multiline Retail (0.2%)
99 Cents Only Stores*	11,800	121,186
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Multiline Retail (continued)
Bon-Ton Stores, Inc.	3,200	$72,704
Conn’s, Inc.*	3,800	90,782
Fred’s, Inc.	11,200	117,936
Retail Ventures, Inc.	4,400	45,804
Tuesday Morning Corp.	9,900	89,001

		537,413

Oil, Gas & Consumable Fuels (3.3%)
Alon U.S.A. Energy, Inc.	2,600	87,828
Alpha Natural Resources, Inc.*	13,600	315,928
Apco Argentina, Inc. — KY	100	10,542
Arena Resources, Inc.*	3,000	196,500
Atlas America, Inc.	4,600	237,498
ATP Oil & Gas Corp.*	5,500	258,665
Aventine Renewable Energy Holdings, Inc.	7,500	79,275
Berry Petroleum Co.	9,400	372,146
Bill Barrett Corp.*	7,600	299,516
Bois d’Arc Energy, Inc.*	2,400	46,008
BPZ Energy, Inc.	13,000	101,400
Brigham Exploration Co.*	15,600	92,508
Callon Petroleum Corp.*	4,200	58,464
Carrizo Oil & Gas, Inc.*	5,800	260,188
Clayton Williams Energy, Inc.*	1,700	56,100
Clean Energy Fuel Corp.	3,700	56,018
Comstock Resources, Inc.*	9,000	277,560
Contango Oil & Gas Co.	3,200	115,840
Crosstex Energy, Inc.	8,500	322,235
Delek U.S. Holdings, Inc.	1,700	42,636
Delta Petroleum Corp.*	16,200	290,790
Edge Petroleum Corp.*	8,200	105,288
Encore Acquisition Co.*	12,600	398,790
Energy Infrastructure Acquisition Corp.	5,200	51,116
Energy Partners Ltd.*	7,282	106,900
Evergreen Energy, Inc.*	14,600	74,460
EXCO Resources, Inc.*	11,900	196,826
Exterran Holdings, Inc.*	14,077	1,130,946
F.X. Energy, Inc.	10,600	78,970
Geoglobal Resources, Inc.	5,300	19,080
Geokinetics, Inc.*	2,100	49,035
Geomet, Inc.	600	3,054
GMX Resources, Inc.*	2,100	67,557
Goodrich Petroleum Corp.*	3,100	98,270
Grey Wolf, Inc.*	42,800	280,340
Gulf Island Fabrication, Inc.	3,200	122,848
Gulfport Energy Corp.*	5,800	137,228
Harvest Natural Resources, Inc.*	10,400	124,176
Hornbeck Offshore Services, Inc.*	5,900	216,530
International Coal Group, Inc*	23,500	104,340
Mariner Energy, Inc.*	18,100	374,851
Markwest Hydrocarbon, Inc.	1,800	104,634
McMoRan Exploration Co.*	5,700	76,665
Meridian Resource Corp. (The)*	18,000	44,640
NGP Capital Resources Co.	5,400	87,642
Nova Biosource Fuels, Inc.	1,100	3,091
Pacific Ethanol, Inc.*	7,000	67,340
Parallel Petroleum Corp.*	10,200	173,298
Penn Virginia Corp.	9,200	404,616
Petrohawk Energy Corp.*	36,300	596,046
Petroleum Development Corp.*	4,000	177,400
Petroquest Energy, Inc.*	8,400	90,132
Rentech, Inc.	41,400	89,424
Rossetta Resources, Inc.*	12,500	229,250
Star Maritime Acquisition Corp.	4,900	68,649
Stone Energy Corp.*	7,200	288,072
Swift Energy Co.*	6,000	245,520
Toreador Resources Corp.*	5,400	63,882
TXCO Resources, Inc.*	10,500	94,080
U.S. Bioenergy Corp.*	4,300	33,153
USEC, Inc.*	21,700	222,425
Vaalco Energy, Inc.	11,900	54,383
Venoco, Inc.	1,300	22,295
Verasun Energy Corp.*	6,900	75,900
Warren Resources, Inc.*	15,300	191,862
Whiting Petroleum Corp.*	8,700	386,715
World Fuel Services Corp.	5,700	232,617

		11,441,981

Other Financial (0.1%)
Information Services Group, Inc.	3,600	27,540
Kayne Anderson Energy Development	1,200	30,576
Marathon Acquisition Corp.	7,200	56,808
NTR Acquisition Co.	2,500	23,700
Patriot Capitol Funding, Inc.	6,400	85,568
Pennantpark Investment Corp.	5,900	79,060
Pinnacle Financial Partners, Inc.*	3,100	89,342

		392,594

Paper & Forest Products (0.3%)
Bowater, Inc.	14,100	210,372
Buckeye Technologies, Inc.*	7,100	107,494
Deltic Timber Corp.	2,100	119,532
Glatfelter Co.	10,500	155,820
Mercer International, Inc.*	6,400	60,480
Neenah Paper, Inc.	3,700	122,433
Schweitzer-Mauduit International, Inc.	3,200	74,560
Wausau-Mosinee Paper Corp.	9,000	100,350

		951,041

Personal Products (0.4%)
American Oriental Bioengineering, Inc.*	10,100	112,615
Chattem, Inc.*	4,300	303,236
Elizabeth Arden, Inc.*	6,600	177,936
Inter Parfums, Inc.	1,700	40,239
Mannatech, Inc.	6,400	51,840
Nu Skin Enterprises, Inc.	12,800	206,848
Playtex Products, Inc.*	10,900	199,252
Prestige Brands Holdings, Inc.*	5,100	55,998
Revlon Co., Inc.*	45,000	51,750
USANA Health Sciences, Inc.*	2,400	105,000

		1,304,714

Pharmaceuticals (2.9%)
Acadia Pharmaceuticals, Inc.*	8,100	121,905
Adams Respiratory Therapeutics, Inc.*	8,700	335,298
Akorn, Inc.	14,400	107,856
Alexion Pharmaceuticals, Inc.*	8,600	560,290
Alexza Pharmaceuticals, Inc.	2,200	19,052
Allos Therapeutics, Inc.	13,700	65,075
Alnylam Pharmaceuticals, Inc.*	7,900	258,883
Alpharma, Inc., Class A	8,800	187,968
Altus Pharmaceuticals, Inc.	2,700	28,323
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Pharmaceuticals (continued)
Amag Pharmaceuticals Inc.*	4,240	$242,528
Arena Pharmaceuticals, Inc.*	15,700	171,915
Auxilium Pharmaceuticals, Inc.*	6,600	139,128
Bentley Pharmaceuticals, Inc.	2,800	34,944
Biomarin Pharmaceutical, Inc.*	23,000	572,700
Bionovo, Inc.	4,300	16,555
Bradley Pharmaceutical*	2,600	47,320
Cadence Pharmaceuticals, Inc.	2,100	29,400
Caraco Pharmaceutical Laboratories Ltd.*	800	12,200
Cubist Pharmaceuticals, Inc.*	13,600	287,368
Cypress Bioscience, Inc.*	8,000	109,520
Discovery Laboratories, Inc.*	11,500	30,935
Durect Corp.*	11,700	64,116
Encysive Pharmaceuticals, Inc.*	26,200	39,562
Enzon Pharmaceuticals, Inc.*	13,000	114,530
Idenix Pharmaceuticals, Inc.*	3,000	8,670
Indevus Pharmaceuticals, Inc.*	17,400	120,234
Isis Pharmaceuticals, Inc.*	20,100	300,897
Javelin Pharmaceuticals, Inc.	5,300	26,606
K-V Pharmaceutical Co.*	7,100	203,060
Keryx Biopharmaceuticals, Inc.*	8,300	82,502
Ligand Pharmaceutical, Class B	16,400	87,576
Medicines Co. (The)*	10,400	185,224
Medicis Pharmaceutical Corp.	13,600	414,936
MGI Pharma, Inc.*	18,300	508,374
Minrad International, Inc.	13,800	66,102
Momenta Pharmaceuticals, Inc.*	4,800	54,672
Nabi Biopharmaceuticals	12,200	49,532
Nastech Pharmaceutical Co., Inc.*	5,700	75,867
Noven Pharmaceuticals, Inc.*	7,000	111,510
Obagi Medical Products, Inc.*	2,400	44,328
Omrix Biopharmaceuticals, Inc.*	2,400	84,744
Onyx Pharmaceuticals, Inc.*	12,270	533,990
OSI Pharmaceuticals, Inc.*	13,900	472,461
Pain Therapeutics, Inc.*	8,100	75,735
Par Pharmaceutical Cos., Inc.*	7,300	135,488
Penwest Pharmaceuticals Co.*	7,200	79,272
Perrigo Co.	18,900	403,515
Pharmerica Corp.*	8,032	119,838
Poniard Pharmaceuticals, Inc.	7,800	44,226
Pozen, Inc.*	7,700	85,162
Progenics Pharmaceuticals, Inc.*	5,600	123,816
Regeneron Pharmaceuticals, Inc.*	13,200	234,960
Rigel Pharmaceuticals, Inc.*	4,600	43,378
Salix Pharmaceuticals, Inc.*	12,500	155,250
Santarus, Inc.	9,800	25,970
Savient Pharmaceuticals, Inc.*	10,700	155,685
Sciele Pharma, Inc.*	9,000	234,180
Somaxon Parmaceuticals, Inc.	3,700	37,629
SuperGen, Inc.	12,500	54,250
Trubion Pharmaceuticals, Inc.	700	8,491
Valeant Pharmaceuticals International*	19,700	304,956
Vanda Pharmaceuticals, Inc.	6,400	89,024
Viropharma, Inc.*	13,800	122,820
Xenport, Inc.*	4,300	202,315

		9,764,616

Real Estate Investment Trusts (REITs) (5.3%)
Acadia Realty Trust	7,000	189,910
Agree Realty Corp.	1,600	50,144
Alesco Financial, Inc.	9,300	45,756
Alexander’s, Inc.*	400	154,200
Alexandria Real Estate Equities, Inc.	7,000	673,820
American Campus Communities, Inc.	5,100	149,379
American Financial Realty Trust	26,300	211,715
Anthracite Capital, Inc.	14,400	131,040
Anworth Mortgage Asset Corp.	9,200	49,588
Arbor Realty Trust, Inc.	3,500	66,115
Ashford Hospitality Trust	21,350	214,567
Associated Estates Realty Corp.	5,800	75,632
Biomed Realty Trust, Inc.	13,400	322,940
BRT Realty Trust	2,500	43,350
Capital Lease Funding, Inc.	7,500	76,875
Capital Trust, Inc., Class A	4,000	142,000
CBRE Realty Finance, Inc.	3,700	21,830
Cedarshopping Centers, Inc.	9,500	129,390
Corporate Office Properties Trust	9,200	382,996
Cousins Properties, Inc.	10,300	302,408
Crystal River Capital, Inc.	4,300	72,283
DCT Industrial Trust, Inc.	34,900	365,403
Deerfield Triarc Capital Corp.	14,200	128,510
Diamondrock Hospitality Co.	22,300	388,243
Digital Reality Trust, Inc.	11,200	441,168
EastGroup Properties, Inc.	4,600	208,196
Education Realty Trust, Inc.	8,000	108,000
Entertainment Properties Trust	6,700	340,360
Equity Inns, Inc.	12,800	289,024
Equity Lifestyle Properties, Inc.	4,100	212,380
Equity One, Inc.	7,600	206,720
Extra Space Storage, Inc.	13,000	200,070
Felcor Lodging Trust, Inc.	14,900	296,957
First Industrial Realty Trust	11,100	431,457
First Potomac Realty Trust	5,800	126,440
Franklin Street Properties Corp.	11,600	200,100
Friedman, Billings, Ramsey Group, Inc.	31,300	144,293
Getty Realty Corp.	2,800	76,160
Glimcher Realty Trust	9,800	230,300
GMH Communities Trust	7,500	58,125
Gramercy Capital Corp.	2,900	72,993
Healthcare Realty Trust, Inc.	12,100	322,586
Hersha Hospitality Trust	7,200	71,280
HFF, Inc., Class A*	3,000	35,610
Highwood Properties, Inc.	13,700	502,379
Home Properties of New York, Inc.	7,600	396,568
Impac Mortgage Holdings	18,800	28,952
Inland Real Estate Corp.	11,700	181,233
Investors Real Estate Trust	9,700	104,760
JER Investors Trust, Inc.	7,800	97,110
Kite Realty Group Trust	5,200	97,760
Lasalle Hotel Properties	9,300	391,344
Lexington Corporate Properties Trust	16,600	332,166
LTC Properties, Inc.	4,000	94,680
Luminent Mortgage Capital, Inc.	24,900	41,583
Maguire Properties, Inc.	7,600	196,308
Medical Properties Trust, Inc.	10,000	133,200
MFA Mortgage Investments, Inc.	22,500	180,450
Mid-America Apartment Communities, Inc.	6,400	319,040
National Health Investors, Inc.	4,200	129,822
National Retail Properties, Inc.	15,800	385,204
Nationwide Health Properties, Inc.	21,200	638,756
Newcastle Investment Corp.	10,900	192,058
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
Northstar Realty Finance Corp.	11,100	$110,223
Novastar Financial, Inc.*	4,625	41,024
Omega Healthcare Investors, Inc.	13,600	211,208
Parkway Properties, Inc.	3,200	141,248
Pennsylvania Real Estate Investment Trust	7,500	292,050
Post Properties, Inc.	10,100	390,870
PS Business Parks, Inc.	3,000	170,550
Quadra Realty Trust, Inc.	1,100	10,483
RAIT Financial Trust	16,900	139,087
Ramco-Gershenson Properties Trust	3,800	118,712
Realty Income	24,000	670,800
Redwood Trust, Inc.	4,600	152,812
Republic Property Trust	7,900	115,893
Resource Capital Corp.	3,000	33,780
Saul Centers, Inc.	2,900	149,350
Senior Housing Properties Trust	20,400	450,024
Sovran Self Storage, Inc.	4,200	192,528
Strategic Hotel Capital, Inc.	15,200	312,968
Sun Communities, Inc.	4,700	141,376
Sunstone Hotel Investors, Inc.	15,400	394,856
Tanger Factory Outlet Centers, Inc.	7,100	288,189
U-Store-It Trust	8,500	112,200
Universal Health Realty Income Trust	3,600	127,908
Urstadt Biddle Properties	3,700	57,239
Washington Real Estate Investment Trust	10,800	358,344
Winthrop Realty Trust	6,600	44,418

		18,131,826

Real Estate Management & Development (0.2%)
Consolidated Tomoka Land Co.	1,200	80,652
Grubb & Ellis Co.	5,100	47,430
Hilltop Holdings, Inc.*	9,000	105,660
Meruelo Maddux Properties, Inc.*	8,900	52,599
Mission West Properties, Inc.	1,700	20,655
Move, Inc.*	21,100	58,236
Stratus Properties	200	7,066
Tejon Ranch Co.*	1,800	74,520
Thomas Properties Group, Inc.	7,000	84,000

		530,818

Road & Rail (0.5%)
AMERCO*	2,000	126,920
Arkansas Best Corp.	5,700	186,162
Celadon Group, Inc.	6,700	78,859
Dollar Thrifty Automotive Group, Inc.*	6,100	211,609
Genesee & Wyoming, Inc.*	7,400	213,416
Heartland Express, Inc.	11,700	167,076
Knight Transportation, Inc.	11,000	189,310
Marten Transport Ltd.*	2,141	32,993
Old Dominion Freight Line, Inc.*	6,000	143,820
Saia, Inc.*	3,500	57,855
Universal Truckload Services, Inc.	900	19,764
Werner Enterprises, Inc.	12,400	212,660

		1,640,444

Semiconductors & Semiconductor Equipment (3.4%)
Actel Corp.*	5,300	56,869
Advanced Analogic Technologies, Inc.*	7,700	81,928
Advanced Energy Industries, Inc.*	7,100	107,210
Amis Holdings, Inc.*	11,700	113,607
Amkor Technology, Inc.*	21,700	249,984
Anadigics, Inc.*	12,000	216,960
Applied Micro Circuits Corp.*	71,600	226,256
Asyst Technologies, Inc.*	9,900	52,371
Atheros Communications*	11,500	344,655
ATMI, Inc.*	8,600	255,850
Axcelis Technologies, Inc.*	20,500	104,755
Brooks Automation, Inc.*	15,300	217,872
Cabot Microelectronics Corp.*	6,100	260,775
Cavium Networks, Inc.*	700	22,750
Cirrus Logic, Inc.*	17,800	113,920
Cohu, Inc.	4,600	86,250
Conexant Systems, Inc.*	107,300	128,760
Credence Systems Corp.*	20,400	63,036
Cymer, Inc.*	8,100	310,959
Diodes, Inc.*	7,550	242,355
DSP Group, Inc.*	7,200	113,976
Eagle Test Systems, Inc.*	1,900	24,358
Entegris, Inc.*	27,300	236,964
Exar Corp.*	8,100	105,786
FormFactor, Inc.*	11,500	510,255
Genesis Microchip, Inc.*	8,700	68,208
Hittite Microwave Corp.*	2,900	128,035
Intevac*	4,400	66,880
IXYS Corp.	4,200	43,806
Kulicke & Soffa Industries, Inc.*	14,700	124,656
Lattice Semiconductor Corp.*	31,700	142,333
LTX Corp.*	12,500	44,625
Mattson Technology, Inc.*	10,600	91,690
Micrel, Inc.	11,400	123,120
Microsemi*	18,400	512,992
Microtune, Inc.*	10,000	60,200
MIPS Technologies, Inc.*	8,800	69,520
MKS Instruments, Inc.*	12,100	230,142
Monolithic Power System, Inc.	6,500	165,100
Netlogic Microsystems, Inc.*	4,100	148,051
OmniVision Technologies, Inc.*	13,400	304,582
On Semiconductor Corp.*	56,800	713,408
PDF Solutions, Inc.*	3,100	30,628
Pericom Semiconductor Corp.*	5,200	60,944
Photronics, Inc.*	8,100	92,421
PLX Technology, Inc.*	4,500	48,600
PMC-Sierra, Inc.*	49,800	417,822
RF Micro Devices, Inc.*	47,400	319,002
Rudolph Technologies, Inc.*	5,000	69,150
Semitool, Inc.*	4,500	43,650
Semtech Corp.*	15,900	325,632
Sigma Designs, Inc.*	5,600	270,144
Silicon Image, Inc.*	17,700	91,155
Silicon Storage Technology, Inc.*	19,100	61,502
SiRF Technology Holdings, Inc.*	11,800	251,930
Skyworks Solutions, Inc.*	33,400	301,936
Spansion, Inc., Class A*	22,000	185,900
Standard Microsystems Corp.*	6,000	230,520
Supertex, Inc.*	3,200	127,616
Techwell, Inc.	1,600	16,992
Tessera Technologies, Inc.*	11,100	416,250
Trident Microsystems, Inc.*	13,300	211,337
TriQuint Semiconductor, Inc.*	29,000	142,390
Ultra Clean Holdings, Inc.	2,600	38,220
Ultratech Stepper, Inc.*	5,700	79,002
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
 September 30, 2007 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
Veeco Instruments, Inc.*	8,600	$166,668
Volterra Semiconductor Corp.*	3,900	47,892
Zoran Corp.*	10,000	202,000

		11,535,112

Service Company (0.1%)
Heidrick & Struggles Int’l, Inc.*	4,800	174,960
Software (3.3%)
ACI Worldwide, Inc.*	9,600	214,560
Actuate Corp.*	10,200	65,790
Advent Software, Inc.*	4,600	216,062
Ansoft Corp.*	4,800	158,304
Ansys, Inc.*	18,500	632,145
Aspen Technology, Inc.*	18,200	260,624
Blackbaud, Inc.	8,900	224,636
Blackboard, Inc.*	7,100	325,464
Borland Software Corp.*	19,100	83,085
Bottomline Technologies, Inc.	4,400	55,132
Chordiant Software, Inc.*	8,400	116,424
Commvault Systems, Inc.*	8,600	159,272
Comverge, Inc.	700	23,002
Concur Technologies, Inc.*	9,300	293,136
Double-Take Software, Inc.*	1,500	28,665
Epicor Software Corp.*	14,600	201,042
EPIQ Systems, Inc.*	6,900	129,858
eSPEED, Inc.*	6,500	55,445
Falconstor Software, Inc.*	9,500	114,475
Henry (Jack) & Associates, Inc.	19,100	493,926
I2 Technologies, Inc.	4,600	70,150
Informatica Corp.*	21,800	342,260
Innerworkings, Inc.*	6,700	115,441
InterVoice-Brite, Inc.*	10,500	98,595
JDA Software Group, Inc.*	6,700	138,422
Lawson Software, Inc.*	31,300	313,313
Macrovision Corp.*	13,200	325,116
Magma Design Automation, Inc.*	9,300	130,851
Mentor Graphics Corp.*	20,800	314,080
MICROS Systems, Inc.*	9,700	631,179
MicroStrategy, Inc.*	2,200	174,548
Midway Games, Inc.*	5,400	23,544
MSC Software Corp.*	7,800	106,236
Net 1 UEPS Technologies, Inc.*	9,300	252,681
Nuance Communications, Inc.*	31,200	602,472
Opentv Corp.	9,100	13,468
Parametric Technology Corp.*	27,700	482,534
Pegasystems, Inc.	700	8,330
Progress Software Corp.*	9,000	272,700
QAD, Inc.	900	7,794
Quality Systems, Inc.	4,700	172,161
Quest Software, Inc.*	17,400	298,584
Radiant Systems, Inc.*	7,700	121,891
Renaissance Learning, Inc.	600	7,254
Secure Computing Corp.*	11,500	111,895
Solera Holdings, Inc.*	4,500	80,955
Sonic Solutions*	7,400	77,478
Sourceforge, Inc.	10,800	26,460
SPSS, Inc.*	4,500	185,130
Sybase, Inc.*	19,200	444,096
Take-Two Interactive Software, Inc.*	17,100	292,068
THQ, Inc.*	15,200	379,696
Tibco Software, Inc.*	51,100	377,629
Ultimate Software Group, Inc. (The)*	5,700	198,930
Unica Corp.	700	7,861
Vasco Data Security International, Inc.*	6,500	229,515
Wind River Systems, Inc.*	15,100	177,727

		11,464,091

Specialty Retail (2.5%)
A.C. Moore Arts & Crafts, Inc.	5,900	92,984
Aaron Rents, Inc.	9,000	200,700
Aeropostale, Inc.*	16,250	309,725
Asbury Automotive Group, Inc.	7,500	148,575
Bebe Stores, Inc.	7,500	109,725
Big 5 Sporting Goods Corp.	6,200	115,940
Blockbuster, Inc.*	47,600	255,612
Books-A-Million, Inc.	4,500	59,535
Borders Group, Inc.	14,000	186,620
Buckle (The)	2,300	87,262
Build-A-Bear-Workshop, Inc.*	4,300	76,368
Cabela’s, Inc.*	7,400	175,010
Cache, Inc.*	4,000	71,400
Casual Male Retail Group, Inc.*	9,500	85,120
Cato Corp.	6,000	122,640
Charlotte Russe Holding, Inc.*	6,500	95,160
Charming Shoppes*	29,600	248,640
Children’s Place Retail Store, Inc. (The)*	5,900	143,252
Christopher & Banking Corp.	7,400	89,688
Citi Trends, Inc.*	4,100	89,216
Collective Brands, Inc.*	13,400	295,604
CSK Auto Corp.*	8,300	88,395
Dress Barn, Inc.*	12,500	212,625
DSW, Inc. Class A*	4,300	108,231
Eddie Bauer Holdings, Inc.*	5,500	47,300
Finish Line, Inc., Class A (The)	14,300	62,062
G-III Apparel Group*	4,000	78,760
Genesco, Inc.*	5,000	230,650
Group 1 Automotive, Inc.	5,800	194,706
Guitar Center, Inc.*	6,600	391,380
Gymboree*	7,200	253,728
Haverty Furniture Co., Inc.	4,200	36,834
Hibbett Sports, Inc.*	8,300	205,840
Hot Topic, Inc.*	10,600	79,076
J Crew Group, Inc.*	8,200	340,300
Jos. A. Bank Clothiers, Inc.*	4,800	160,416
Lithia Motors, Inc., Class A	3,200	54,592
MarineMax, Inc.*	3,300	48,048
Men’s Wearhouse, Inc.	11,600	586,032
Monro Muffler, Inc.	2,500	84,475
New York & Co., Inc.*	2,900	17,690
Pacific Sunwear of California, Inc.*	17,300	256,040
Pep Boys — Manny, Moe & Jack (The)	9,700	136,091
Pier 1 Imports, Inc.*	17,800	84,194
Rent-A-Center, Inc.*	16,600	300,958
Sally Beauty Holdings, Inc.*	17,600	148,720
Select Comfort Corp.*	12,500	174,375
Shoe Carnival, Inc.*	3,600	56,808
Sonic Automotive, Inc.	5,700	136,458
Stage Stores, Inc.	8,100	147,663
Stein Mart, Inc.	8,900	67,729
Syms Corp.	100	1,501
Talbots, Inc.	4,200	75,600
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
Tween Brands, Inc.*	7,600	$249,584
West Marine, Inc.*	3,900	45,045
Wet Seal, Inc. (The), Class A*	15,600	60,372
Zale Corp.*	10,000	231,400
Zumiez, Inc.*	3,300	146,421

		8,658,875

Technology (0.0%)
Arrowhead Research Corp.	10,300	52,015
Telephones (0.1%)
Consolidated Communications Holdings, Inc.	3,400	66,674
Rural Cellular Corp.*	3,100	134,850

		201,524

Textiles, Apparel & Luxury Goods (1.3%)
Brown Shoe Co., Inc.	8,900	172,660
Carter’s, Inc.*	11,600	231,420
Cherokee, Inc.	2,500	95,900
Cole (Kenneth) Productions, Inc.	2,300	44,551
Columbia Sportswear Co.	3,600	199,116
Deckers Outdoor Corp.*	3,100	340,380
Fossil, Inc.*	10,700	399,752
Heelys, Inc.	2,200	17,534
Iconix Brand Group, Inc.*	12,500	297,375
K-Swiss, Inc., Class A	5,200	119,132
Kellwood Co.	5,200	88,660
Maidenform Brands, Inc.*	3,700	58,756
Movado Group, Inc.	3,400	108,528
Oxford Industries, Inc.	3,100	111,972
Perry Ellis International, Inc.*	3,600	99,756
Quiksilver, Inc.*	26,100	373,230
Skechers U.S.A., Inc.*	3,900	86,190
Steven Madden Ltd.	6,100	115,595
Timberland Co., Class A*	9,500	180,120
True Religion Apparel, Inc.*	3,900	68,640
Under Armour, Inc.*	6,100	364,902
UniFirst Corp.	2,500	93,650
Volcom, Inc.*	2,800	119,056
Warnaco Group, Inc. (The)*	11,200	437,584
Weyco Group, Inc.	600	18,846
Wolverine World Wide, Inc.	11,100	304,140
Xerium Technologies, Inc.	1,300	7,020

		4,554,465

Thrifts & Mortgage Finance (1.4%)
Accredited Home Lenders Holding Co.	5,800	67,686
Anchor BanCorp Wisconsin, Inc.	5,600	151,200
Bank Mutual Corp.	15,300	180,387
BankAtlantic Bancorp, Inc., Class A	10,100	87,567
BankUnited Financial Corp., Class A	9,200	142,968
Berkshire Hills Bancorp, Inc.	1,800	54,414
Brookline Bancorp, Inc.	17,000	197,030
Centerline Holding Co.	10,300	158,105
City Bank	2,200	63,184
Clayton Holdings, Inc.*	1,500	12,015
Clifton Savings Bancorp, Inc.	400	4,732
Corus Bankshares, Inc.	11,100	144,522
Delta Financial Corp.	5,100	25,041
Dime Community Bancshares	8,100	121,257
Downey Financial Corp.	5,300	306,340
Federal Agricultural Mortgage Corp., Class C	3,000	88,080
First Busey Corp.	4,400	96,404
First Financial Holdings, Inc.	2,400	75,072
First Niagara Financial Group, Inc.	26,700	377,805
First Place Financial Corp.	2,200	38,940
FirstFed Financial Corp.*	3,900	193,245
Flagstar Bancorp	8,500	82,705
Franklin Bank Corp.*	8,100	74,520
Fremont General Corp.	20,600	80,340
Kearny Financial Corp.	2,900	37,091
KNBT Bancorp, Inc.	8,200	135,628
NASB Financial, Inc.	200	7,180
NewAlliance Bancshares, Inc.	26,100	383,148
Northwest Bancorp, Inc.	3,000	85,380
Ocwen Financial Corp.*	6,600	62,238
Partners Trust Financial Group	7,100	86,407
PFF Bancorp, Inc.	7,100	108,914
Provident Financial Services, Inc.	12,900	211,173
Provident New York Bancorp	7,100	93,081
Rockville Financial, Inc.	1,600	22,816
Roma Financial Corp.	400	6,840
Tierone Corp.	4,600	121,762
Triad Guaranty, Inc.*	3,800	72,086
TrustCo Bank Corp.	19,500	213,135
United Community Financial Corp.	4,200	30,324
ViewPoint Financial Group	800	14,784
Wauwatosa Holdings, Inc.	400	6,500
Westfield Financial, Inc.	2,100	20,391
WSFS Financial Corp.	1,900	118,560

		4,660,997

Tobacco (0.2%)
Alliance One Int’l, Inc.*	19,500	127,530
Universal Corp.	6,500	318,175
Vector Group Ltd.	8,490	190,261

		635,966

Trading Companies & Distributors (0.6%)
Applied Industrial Technologies, Inc.	8,700	268,221
Beacon Roofing Supply, Inc.*	11,300	115,486
BlueLinx Holdings, Inc.	1,600	11,264
Electro Rent Corp.	2,300	32,223
Global Sources Ltd. — BM*	4,200	93,114
H&E Equipment Services, Inc.*	4,500	80,910
Houston Wire & Cable Co.	2,900	52,519
Interline Brands, Inc.*	5,000	114,950
Kaman Corp., Class A	6,400	221,184
Lawson Products, Inc.	800	27,848
NuCo2, Inc.	3,100	79,794
Rush Enterprises, Inc., Class A*	5,900	149,565
TAL International Group, Inc.	2,500	62,675
Transdigm Group, Inc.*	1,600	73,136
UAP Holding Corp.	12,700	398,272
Watsco, Inc.	5,000	232,150
Williams Scotsman International, Inc.	6,100	169,031

		2,182,342

Transportation (0.2%)
Golar LNG Ltd.	9,100	203,112
GulfMark Offshore Services, Inc.*	5,800	282,228
Horizon Lines, Inc.	6,600	201,498
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
September 30, 2007 (Unaudited)
NVIT Small Cap Index

	Shares
	or
	Principal
	Amount	Value
Common Stocks (continued)
Transportation (continued)
Knightsbridge Tankers Ltd. — BM	4,700	$126,430

		813,268

Water Utilities (0.2%)
American States Water Co.	3,400	132,600
Cadiz, Inc.	4,000	75,600
California Water Service Group	4,000	153,960
Consolidated Water Co. Ltd.	4,200	126,084
Pico Holdings, Inc.*	3,500	145,425
SJW Corp.	2,500	85,350
Southwest Water Co.	8,100	102,303

		821,322

Wireless Telecommunication Services (0.4%)
Centennial Communications*	7,800	78,936
Dobson Communications Corp., Class A*	31,600	404,164
Fibertower Corp.	26,100	100,224
Hughes Communications, Inc.	800	41,480
ICO Global Communications (Holdings) Ltd.	26,200	91,176
InPhonic, Inc.*	13,100	36,025
Interdigital, Inc.*	11,600	241,048
iPCS, Inc.	3,700	127,243
Nextwave Wireless, Inc.	3,000	17,160
Novatel Wireless, Inc.*	7,200	163,080
Switch & Data, Inc.*	2,000	32,580
Syniverse Holdings, Inc.*	4,769	75,827
U.S.A. Mobility, Inc.	6,500	109,655

		1,518,598

Total Common Stocks (Cost $316,938,626)		307,971,115

Repurchase Agreements (14.0%)
Nomura Securities, 4.99% dated 09/28/07, due 10/01/07, repurchase price $47,935,760, collateralized by U.S. Government Agency Mortgages with a market value of $48,874,152	$47,915,835	47,915,835

Total Investments (Cost $364,854,461) (a) — 103.8%		355,886,950

Liabilities in excess of other assets — (3.8)%		(13,020,116)

NET ASSETS — 100.0%		$342,866,834

* (a)	Denotes a non-income producing security.
See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
ADR        American Depositary Receipt
BM            Bermuda
BR            Brazil
BS            Bahamas
KY           Cayman Islands
MH          Marshall Islands
PA           Panama
PR           Puerto Rico

At September 30, 2007, the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of	Long		Covered by	Appreciation
Contracts	Contracts	Expiration	Contracts	(Depreciation)

86	Russell 2000 Futures	12/21/07	$34,967,600	$1,152,768

			$34,967,600	$1,152,768

See Accompanying Notes to Statements of Investments

Notes to Statement of Investments
As of September 30, 2007, the following Funds had securities with the following value on loan:

	Value of Loaned	Value of
Fund	Securities	Collateral
NVIT Nationwide Fund	$25,392,325	$25,985,879
Nationwide NVIT Growth Fund	4,208,730	4,227,202
Nationwide NVIT Government Bond Fund*	110,150,943	112,065,689
Nationwide NVIT Mid Cap Growth Fund	60,446,369	61,143,790
Van Kampen NVIT Comstock Value Fund	13,341,018	13,547,422
NVIT S&P 500 Index Fund	49,088,367	50,217,316
Van Kampen NVIT Multi Sector Bond Fund**	21,385,580	21,814,480
Nationwide Multi-Manager NVIT Small Cap Growth Fund	23,517,173	24,195,179
Gartmore NVIT Worldwide Leaders Fund	583,509	604,000
NVIT Mid Cap Index Fund	141,105,211	144,394,650
Nationwide NVIT Global Technology and Communications Fund	5,159,376	5,400,162
Nationwide NVIT Global Health Sciences Fund	3,287,727	3,337,038
Gartmore NVIT Emerging Markets Fund	5,407,097	5,634,701
NVIT International Value Fund	59,796,526	62,705,562
Nationwide NVIT U.S. Growth Leaders Fund	920,958	917,400

*	Includes $64,335,489 of collateral in the form of U.S. Government Securities, interest rates ranging from 0.00% to 8.00% and maturity dates ranging from 02/17/2009 to 2/15/2047.

**	Includes $16,271,573 of collateral in the form of U.S. Government Securities, interest rates ranging from 0.00% to 11.75% and maturity dates ranging from 12/15/2007 to 8/1/2047.

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Securities	Appreciation	Depreciation	(Depreciation)*
NVIT Nationwide Fund	$1,936,551,495	$127,783,511	$(30,158,783)	$97,624,728
Nationwide NVIT Growth Fund	194,117,866	21,400,677	(1,679,682)	19,720,995
Nationwide NVIT Government Bond Fund	1,334,505,660	12,187,825	(2,716,808)	9,471,017
Naitonwide Multi-Manager NVIT Small Company Fund	725,342,462	174,677,893	(45,484,218)	129,193,675
Nationwide NVIT Money Market Fund	2,204,660,184	—	—	—
Nationwide NVIT Money Market II Fund	253,104,508	—	—	—
J.P. Morgan NVIT Balanced Fund	196,974,154	17,991,068	(4,015,930)	13,975,138
Nationwide NVIT Mid Cap Growth Fund	482,520,964	87,951,459	(8,614,295)	79,337,164
Van Kampen NVIT Comstock Value Fund	430,814,351	42,592,944	(9,427,986)	33,164,958
Federated NVIT High Income Bond Fund	267,778,653	5,611,958	(5,743,308)	(131,350)
NVIT S&P 500 Index Fund	2,394,072,352	214,701,252	(75,513,878)	139,187,374
Van Kampen NVIT Multi Sector Bond Fund	256,667,208	9,846,426	(4,899,716)	4,946,710
Nationwide Multi-Manager NVIT Small Cap Value Fund	539,351,580	71,102,332	(46,234,966)	24,867,366
Nationwide Mulit-Manager NVIT Small Cap Growth Fund	129,867,540	41,170,869	(2,419,141)	38,751,728
Gartmore NVIT Worldwide Leaders Fund	51,730,373	6,432,031	(365,645)	6,066,386
NVIT Mid Cap Index Fund	1,435,121,766	213,726,220	(60,580,838)	153,145,382
Nationwide NVIT Global Technology and Communications Fund	68,678,814	2,835,772	(577,894)	2,257,878
Nationwide NVIT Global Health Sciences Fund	55,244,707	5,354,447	(867,091)	4,487,356
Nationwide NVIT Nationwide Leaders Fund	29,095,591	777,345	(843,890)	(66,545)
Gartmore NVIT Emerging Markets Fund	316,976,330	159,093,409	(1,946,885)	157,146,524
Gartmore NVIT International Growth Fund	97,071,900	26,517,024	(754,309)	25,762,715
NVIT International Value Fund	507,670,913	48,405,889	(18,607,517)	29,798,372
Nationwide NVIT Investor Destinations Aggressive Fund	728,496,902	78,791,256	(1,908,760)	76,882,496
Nationwide NVIT Investor Destinations Moderately Aggressive Fund	2,128,134,932	192,188,459	(2,323,102)	189,865,357
Nationwide NVIT Investor Destinations Moderate Fund	2,805,901,817	181,941,589	(2,923,895)	179,017,694
Nationwide NVIT Investor Destinations Moderately Conservative Fund	767,793,265	29,764,842	—	29,764,842
Nationwide NVIT Investor Destinations Conservative Fund	302,131,056	4,993,624	(2,203)	4,991,421
Nationwide NVIT U.S. Growth Leaders Fund	56,866,188	5,016,743	(283,119)	4,733,624
Gartmore NVIT Global Utilities Fund	53,372,410	9,338,880	(642,603)	8,696,277
Nationwide NVIT Global Financial Services Fund	27,999,511	2,086,800	(976,382)	1,110,418
Gartmore NVIT Developing Markets Fund	391,519,513	138,402,157	(2,593,365)	135,808,792
American Funds NVIT Growth	149,476,485	10,291,398	—	10,291,398
American Funds NVIT Growth-Income	27,275,697	9,126	—	9,126
American Funds NVIT Global Growth	80,528,491	7,895,507	—	7,895,507
American Funds NVIT Asset Allocation	383,043,695	20,172,467	—	20,172,467
American Funds NVIT Bond	115,185,209	318,508	—	318,508
NVIT Bond Index	1,745,531,958	6,592,733	(11,802,680)	(5,209,947)
NVIT Enhanced Income	197,188,862	339,268	(118,140)	221,128
NVIT International Index	177,655,954	14,126,197	(2,513,436)	11,612,761
NVIT Small Cap Index	365,007,926	22,103,725	(31,224,701)	(9,120,976)

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is: recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/	JOSEPH FINELLI
	Name:	Joseph Finelli
	Title:	Treasurer & Principal Financial Officer
	Date:	November 28, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/	JOHN H. GRADY
	Name:	John H. Grady
	Title:	Principal Executive Officer
	Date:	November 28, 2007

By (Signature and Title)	/s/	JOSEPH FINELLI
	Name:	Joseph Finelli
	Title:	Treasurer & Principal Financial Officer
	Date:	November 28, 2007